UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree 1-3 Year Laddered Treasury Fund

Ticker: USSH

Principal Listing Exchange: NASDAQ

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree 1-3 Year Laddered Treasury Fund (the "Fund") for the period of March 14, 2024 (inception) to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree 1-3 Year Laddered Treasury Fund	$7	0.15%
Footnote	Description
Footnote*	The Fund commenced operations on 3/14/24. Actual expenses are calculated using a 171/366 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

How did the Fund perform during the last period and what affected its performance?

The Fund returned 3.14% at net asset value (“NAV”) for the fiscal period from March 14, 2024 (inception date) through August 31, 2024, underperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 4.13% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  With the Fund’s concentration in high quality U.S. Treasuries of relatively short maturity, the Fund underperformed the longer maturity securities in the Benchmark, which benefited more from interest rate declines (higher interest rate sensitivity) and investor appetite for credit risk outside of just U.S. Treasuries.

  The Fund benefited from consistent income as well as price appreciation, given declines in interest rates driven by falling rates of inflation, cooling labor markets, and anticipation of future rate cuts by the Federal Reserve.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from March 14, 2024 (inception) through August 31, 2024

	WisdomTree 1-3 Year Laddered Treasury Fund $10,314	Bloomberg U.S. Aggregate Bond Index $10,413	Bloomberg U.S Treasury 1-3 Year Laddered Index $10,319
3/14/24	$10,000	$10,000	$10,000
4/30/24	$9,978	$9,771	$9,979
5/31/24	$10,046	$9,937	$10,049
6/30/24	$10,103	$10,031	$10,108
7/31/24	$10,224	$10,265	$10,227
8/31/24	$10,314	$10,413	$10,319

Average Annual Total Returns (%)

Since Inception 3/14/24Footnote Reference*
Fund NAV Returns	3.14%
Fund Market Price Returns	3.18%
Bloomberg U.S. Aggregate Bond Index	4.13%
Bloomberg U.S Treasury 1-3 Year Laddered Index	3.19%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

Total Net Assets	$2,020,931
# of Portfolio Holdings	24
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$679

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.38%, due 7/31/26	4.2%
U.S. Treasury Notes, 4.25%, due 1/31/26	4.2%
U.S. Treasury Notes, 4.25%, due 12/31/25	4.2%
U.S. Treasury Notes, 4.63%, due 6/30/26	4.2%
U.S. Treasury Notes, 3.75%, due 8/15/27	4.2%
U.S. Treasury Notes, 4.38%, due 12/15/26	4.2%
U.S. Treasury Notes, 4.63%, due 6/15/27	4.1%
U.S. Treasury Notes, 3.75%, due 8/31/26	4.1%
U.S. Treasury Notes, 4.88%, due 11/30/25	4.1%
U.S. Treasury Notes, 4.63%, due 2/28/26	4.1%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.7%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613426-2024-09-30

WisdomTree 1-3 Year Laddered Treasury Fund

Annual Shareholder Report - August 31, 2024

Ticker: USSH

USSH - 082024

WisdomTree 7-10 Year Laddered Treasury Fund

Ticker: USIN

Principal Listing Exchange: NASDAQ

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree 7-10 Year Laddered Treasury Fund (the "Fund") for the period of March 14, 2024 (inception) to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Laddered Treasury Fund	$7	0.15%
Footnote	Description
Footnote*	The Fund commenced operations on 3/14/24. Actual expenses are calculated using a 171/366 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

How did the Fund perform during the last period and what affected its performance?

The Fund returned 4.27% at net asset value (“NAV”) for the fiscal period from March 14, 2024 (inception date) through August 31, 2024, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 4.13% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  With more sensitivity to interest rates than the securities held within the Benchmark, the Fund secured greater benefit from the fall in interest rates than the broader bond market and outperformed the Benchmark over the period.

  The Fund generated high levels of income as well as price appreciation over the period, given declines in interest rates driven by falling rates of inflation, cooling labor markets, and anticipation of future rate cuts by the Federal Reserve.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from March 14, 2024 (inception) through August 31, 2024

	WisdomTree 7-10 Year Laddered Treasury Fund $10,429	Bloomberg U.S. Aggregate Bond Index $10,413	Bloomberg U.S. Treasury 7-10 Year Laddered Index $10,437
3/14/24	$10,000	$10,000	$10,000
4/30/24	$9,700	$9,771	$9,703
5/31/24	$9,874	$9,937	$9,879
6/30/24	$9,997	$10,031	$10,004
7/31/24	$10,285	$10,265	$10,294
8/31/24	$10,427	$10,413	$10,437

Average Annual Total Returns (%)

Since Inception 3/14/24Footnote Reference*
Fund NAV Returns	4.27%
Fund Market Price Returns	4.31%
Bloomberg U.S. Aggregate Bond Index	4.13%
Bloomberg U.S. Treasury 7-10 Year Laddered Index	4.37%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

Total Net Assets	$3,063,895
# of Portfolio Holdings	12
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,939

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.88%, due 8/15/34	8.4%
U.S. Treasury Notes, 4.00%, due 2/15/34	8.3%
U.S. Treasury Notes, 3.50%, due 2/15/33	8.3%
U.S. Treasury Notes, 3.88%, due 8/15/33	8.3%
U.S. Treasury Notes, 2.75%, due 8/15/32	8.3%
U.S. Treasury Notes, 2.88%, due 5/15/32	8.3%
U.S. Treasury Notes, 1.88%, due 2/15/32	8.3%
U.S. Treasury Notes, 1.38%, due 11/15/31	8.3%
U.S. Treasury Notes, 4.13%, due 11/15/32	8.2%
U.S. Treasury Notes, 3.38%, due 5/15/33	8.2%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.4%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613453-2024-09-30

WisdomTree 7-10 Year Laddered Treasury Fund

Annual Shareholder Report - August 31, 2024

Ticker: USIN

USIN - 082024

WisdomTree Bianco Total Return Fund

Ticker: WTBN

Principal Listing Exchange: NASDAQ

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Bianco Total Return Fund (the "Fund") for the period of December 20, 2023 (inception) to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Bianco Total Return Fund	$34	0.48%
Footnote	Description
Footnote*	The Fund commenced operations on 12/20/23. Actual expenses are calculated using a 256/366 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

How did the Fund perform during the last period and what affected its performance?

The Fund returned 4.06% at net asset value (“NAV”) for the fiscal period from December 20, 2023 (inception date) through August 31, 2024, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 3.79% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund's interest rate positioning in exchange-traded funds offering exposure to bullish U.S. dollar strategies, short maturity U.S. Treasury inflation protected securities, and reduced exposure to nominal U.S. Treasury securities were key contributors to relative performance.

  The Fund’s modest underweight to corporates was the biggest detractor for relative performance against the Benchmark.

  The Fund’s underweight to securitized products compared to the Benchmark was a modest positive contributor to relative performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from December 20, 2023 (inception) through August 31, 2024

	WisdomTree Bianco Total Return Fund $10,406	Bloomberg U.S. Aggregate Bond Index $10,379	Bianco Research Fixed Income Total Return Index $10,435
12/20/23	$10,000	$10,000	$10,000
1/31/24	$10,037	$10,043	$10,041
2/29/24	$9,916	$9,901	$9,925
3/31/24	$9,997	$9,992	$10,010
4/30/24	$9,801	$9,740	$9,819
5/31/24	$9,955	$9,905	$9,976
6/30/24	$10,050	$9,999	$10,075
7/31/24	$10,278	$10,232	$10,304
8/31/24	$10,406	$10,379	$10,435

Average Annual Total Returns (%)

Since Inception 12/20/23Footnote Reference*
Fund NAV Returns	4.06%
Fund Market Price Returns	4.06%
Bloomberg U.S. Aggregate Bond Index	3.79%
Bianco Research Fixed Income Total Return Index	4.35%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

Total Net Assets	$6,886,024
# of Portfolio Holdings	13
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$13,564

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

iShares MBS ETF	14.0%
Simplify MBS ETF	13.9%
iShares 3-7 Year Treasury Bond ETF	12.1%
Schwab Short-Term U.S. Treasury ETF	10.0%
Vanguard Short-Term Corporate Bond ETF	8.8%
Schwab Long-Term U.S. Treasury ETF	8.7%
Vanguard Long-Term Corporate Bond ETF	7.2%
Vanguard Intermediate-Term Corporate Bond ETF	5.7%
WisdomTree Bloomberg U.S. Dollar Bullish Fund	5.0%
iShares 0-5 Year TIPS Bond ETF	5.0%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Asset Class Breakdown (% of Net Assets)

Domestic Fixed Income	94.9%
Domestic Specialty	5.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613456-2024-09-30

WisdomTree Bianco Total Return Fund

Annual Shareholder Report - August 31, 2024

WTBN - 082024

WisdomTree Alternative Income Fund

Ticker: HYIN

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Alternative Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Alternative Income Fund	$54	0.50%

How did the Fund perform last year and what affected its performance?

The Fund returned 14.54% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the ICE BofA Merrill Lynch U.S. High Yield Index (the "Benchmark"), which returned 12.47% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s higher nominal yield and income compared to the Benchmark was a top contributor to the Fund's relative performance.

  The underlying funds in which the Fund invests (i.e. business development companies and closed end funds) all employ leverage. In a robust market, this inherent leverage in the Fund’s holdings was another top contributor to relative performance since the Benchmark’s holdings typically don’t have embedded leverage.

  The Fund’s exposure to private corporate lending (i.e., business development companies) was another top contributor to relative performance for the specified period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from May 6, 2021 (inception) through August 31, 2024

	WisdomTree Alternative Income Fund $10,766	Bloomberg U.S. Aggregate Bond Index $9,544	ICE BofA Merrill Lynch U.S. High Yield Index $11,042	S&P 500® Index $14,271	Gapstow Liquid Alternative Credit Index $10,943
5/6/21	$10,000	$10,000	$10,000	$10,000	$10,000
5/31/21	$10,084	$10,010	$10,014	$10,103	$10,084
6/30/21	$10,272	$10,081	$10,151	$10,338	$10,286
7/31/21	$10,140	$10,194	$10,187	$10,584	$10,152
8/31/21	$10,329	$10,174	$10,243	$10,906	$10,348
9/30/21	$10,201	$10,086	$10,246	$10,399	$10,207
10/31/21	$10,537	$10,083	$10,228	$11,127	$10,550
11/30/21	$10,046	$10,113	$10,123	$11,050	$10,075
12/31/21	$10,260	$10,087	$10,314	$11,545	$10,298
1/31/22	$10,239	$9,870	$10,030	$10,948	$10,302
2/28/22	$9,709	$9,760	$9,940	$10,620	$9,779
3/31/22	$9,950	$9,489	$9,848	$11,014	$9,991
4/30/22	$9,242	$9,129	$9,490	$10,054	$9,285
5/31/22	$9,281	$9,187	$9,514	$10,072	$9,334
6/30/22	$8,458	$9,043	$8,866	$9,241	$8,508
7/31/22	$9,497	$9,264	$9,400	$10,093	$9,563
8/31/22	$8,940	$9,002	$9,175	$9,681	$9,003
9/30/22	$7,402	$8,614	$8,806	$8,790	$7,438
10/31/22	$8,206	$8,502	$9,057	$9,501	$8,260
11/30/22	$8,701	$8,815	$9,226	$10,032	$8,767
12/31/22	$8,097	$8,775	$9,156	$9,454	$8,152
1/31/23	$9,225	$9,045	$9,515	$10,048	$9,313
2/28/23	$8,929	$8,811	$9,392	$9,803	$9,002
3/31/23	$8,348	$9,035	$9,497	$10,163	$8,426
4/30/23	$8,518	$9,090	$9,586	$10,322	$8,598
5/31/23	$8,352	$8,991	$9,498	$10,367	$8,429
6/30/23	$9,052	$8,958	$9,652	$11,052	$9,142
7/31/23	$9,525	$8,952	$9,790	$11,407	$9,636
8/31/23	$9,406	$8,895	$9,818	$11,225	$9,522
9/30/23	$9,154	$8,669	$9,702	$10,690	$9,257
10/31/23	$8,603	$8,532	$9,584	$10,465	$8,700
11/30/23	$9,416	$8,919	$10,019	$11,421	$9,527
12/31/23	$9,857	$9,260	$10,387	$11,940	$9,975
1/31/24	$9,771	$9,235	$10,391	$12,140	$9,897
2/29/24	$9,744	$9,104	$10,422	$12,789	$9,869
3/31/24	$10,094	$9,188	$10,542	$13,200	$10,229
4/30/24	$9,813	$8,956	$10,440	$12,661	$9,946
5/31/24	$10,112	$9,108	$10,559	$13,289	$10,254
6/30/24	$10,231	$9,194	$10,657	$13,765	$10,375
7/31/24	$10,749	$9,409	$10,870	$13,933	$10,895
8/31/24	$10,766	$9,544	$11,042	$14,271	$10,943

Average Annual Total Returns (%)

	1 Year	Since Inception 5/6/21
Fund NAV Returns	14.54%	2.28%
Fund Market Price Returns	14.45%	2.25%
Bloomberg U.S. Aggregate Bond Index	7.30%	(1.39)%
ICE BofA Merrill Lynch U.S. High Yield Index	12.47%	3.03%
S&P 500® Index	27.14%	11.29%
Gapstow Liquid Alternative Credit Index	14.92%	2.75%

Key Fund Statistics

Total Net Assets	$20,232,836
# of Portfolio Holdings	36
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$77,454

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Redwood Trust, Inc.	3.3%
Chimera Investment Corp.	3.2%
MFA Financial, Inc.	3.2%
Ladder Capital Corp.	3.0%
AG Mortgage Investment Trust, Inc.	3.0%
Ellington Financial, Inc.	3.0%
Rithm Capital Corp.	3.0%
Two Harbors Investment Corp.	3.0%
New York Mortgage Trust, Inc.	3.0%
Starwood Property Trust, Inc.	3.0%

Investment Breakdown (% of Net Assets)

Common Stocks	66.1%
Closed-End Funds	33.3%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613455-2024-09-30

WisdomTree Alternative Income Fund

Annual Shareholder Report - August 31, 2024

Ticker: HYIN

HYIN - 082024

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Ticker: USDU

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Bloomberg U.S. Dollar Bullish Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$51	0.50%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.77% at net asset value (NAV) for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the Bloomberg Dollar Total Return Index, which returned 6.21% during the same period. The following summarizes the key factors that affected Fund performance during the period:

- The U.S. dollar strengthened against a basket of 10 leading global currencies during the period, defined by global trading activity versus the U.S. dollar and global foreign exchange volume, which positively contributed to Fund performance.

- Short-term interest rate differentials between the U.S. and other countries (whose currencies the Fund was exposed to) generally remained positive, which was additive for the Fund.

- Short exposure to the Mexican peso positively impacted performance during the period, as it weakened by over 13% versus the U.S. dollar.

- Short exposure to the British pound negatively affected performance during the period, as it strengthened by about 3.5% versus the U.S. dollar.

- The Fund’s fixed income exposure positively impacted performance as short-term U.S. Treasury bills gained about 5.5% over the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg Dollar Total Return Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2024

	WisdomTree Bloomberg U.S. Dollar Bullish Fund $13,828	Bloomberg Dollar Total Return Index $14,002	Bloomberg Dollar Spot Index $11,989
8/31/14	$10,000	$10,000	$10,000
9/30/14	$10,386	$10,398	$10,403
10/31/14	$10,470	$10,488	$10,499
11/30/14	$10,721	$10,736	$10,752
12/31/14	$10,943	$10,966	$10,987
1/31/15	$11,258	$11,319	$11,344
2/28/15	$11,298	$11,358	$11,388
3/31/15	$11,577	$11,628	$11,663
4/30/15	$11,209	$11,280	$11,319
5/31/15	$11,460	$11,534	$11,578
6/30/15	$11,347	$11,422	$11,470
7/31/15	$11,598	$11,685	$11,738
8/31/15	$11,577	$11,665	$11,723
9/30/15	$11,654	$11,729	$11,791
10/31/15	$11,594	$11,685	$11,752
11/30/15	$11,852	$11,951	$12,024
12/31/15	$11,778	$11,900	$11,973
1/31/16	$11,994	$12,085	$12,162
2/29/16	$11,757	$11,867	$11,944
3/31/16	$11,296	$11,411	$11,484
4/30/16	$11,072	$11,190	$11,262
5/31/16	$11,481	$11,603	$11,679
6/30/16	$11,318	$11,442	$11,515
7/31/16	$11,274	$11,398	$11,470
8/31/16	$11,343	$11,467	$11,539
9/30/16	$11,296	$11,420	$11,489
10/31/16	$11,533	$11,665	$11,737
11/30/16	$11,985	$12,121	$12,196
12/31/16	$12,114	$12,240	$12,311
1/31/17	$11,783	$11,923	$11,990
2/28/17	$11,834	$11,974	$12,039
3/31/17	$11,684	$11,822	$11,880
4/30/17	$11,628	$11,765	$11,818
5/31/17	$11,451	$11,598	$11,644
6/30/17	$11,313	$11,454	$11,499
7/31/17	$11,020	$11,169	$11,204
8/31/17	$11,033	$11,175	$11,199
9/30/17	$11,124	$11,257	$11,272
10/31/17	$11,330	$11,464	$11,470
11/30/17	$11,145	$11,304	$11,302
12/31/17	$11,145	$11,279	$11,262
1/31/18	$10,775	$10,903	$10,876
2/28/18	$10,917	$11,067	$11,030
3/31/18	$10,865	$10,983	$10,926
4/30/18	$11,059	$11,202	$11,139
5/31/18	$11,318	$11,450	$11,371
6/30/18	$11,451	$11,569	$11,474
7/31/18	$11,365	$11,521	$11,410
8/31/18	$11,511	$11,616	$11,486
9/30/18	$11,533	$11,640	$11,493
10/31/18	$11,830	$11,930	$11,758
11/30/18	$11,843	$11,931	$11,738
12/31/18	$11,745	$11,831	$11,617
1/31/19	$11,645	$11,706	$11,470
2/28/19	$11,762	$11,818	$11,558
3/31/19	$11,871	$11,927	$11,641
4/30/19	$11,914	$11,964	$11,653
5/31/19	$12,010	$12,056	$11,717
6/30/19	$11,845	$11,888	$11,529
7/31/19	$12,054	$12,137	$11,742
8/31/19	$12,275	$12,238	$11,818
9/30/19	$12,197	$12,283	$11,839
10/31/19	$12,027	$12,071	$11,616
11/30/19	$12,158	$12,218	$11,744
12/31/19	$11,982	$11,990	$11,509
1/31/20	$12,103	$12,117	$11,617
2/29/20	$12,345	$12,269	$11,749
3/31/20	$12,680	$12,654	$12,113
4/30/20	$12,662	$12,598	$12,069
5/31/20	$12,461	$12,447	$11,929
6/30/20	$12,371	$12,360	$11,849
7/31/20	$11,924	$11,944	$11,453
8/31/20	$11,767	$11,761	$11,279
9/30/20	$11,942	$11,923	$11,436
10/31/20	$11,870	$11,872	$11,389
11/30/20	$11,565	$11,591	$11,121
12/31/20	$11,280	$11,344	$10,882
1/31/21	$11,437	$11,440	$10,975
2/28/21	$11,460	$11,494	$11,028
3/31/21	$11,609	$11,662	$11,192
4/30/21	$11,437	$11,467	$11,007
5/31/21	$11,257	$11,296	$10,846
6/30/21	$11,482	$11,553	$11,094
7/31/21	$11,482	$11,536	$11,079
8/31/21	$11,523	$11,596	$11,139
9/30/21	$11,699	$11,779	$11,318
10/31/21	$11,658	$11,729	$11,273
11/30/21	$11,857	$11,950	$11,488
12/31/21	$11,757	$11,856	$11,399
1/31/22	$11,875	$11,953	$11,495
2/28/22	$11,825	$11,922	$11,467
3/31/22	$11,951	$12,033	$11,576
4/30/22	$12,443	$12,570	$12,093
5/31/22	$12,262	$12,391	$11,917
6/30/22	$12,582	$12,737	$12,241
7/31/22	$12,673	$12,823	$12,310
8/31/22	$12,979	$13,135	$12,585
9/30/22	$13,430	$13,584	$12,992
10/31/22	$13,435	$13,581	$12,961
11/30/22	$12,835	$12,964	$12,335
12/31/22	$12,657	$12,769	$12,109
1/31/23	$12,468	$12,571	$11,882
2/28/23	$12,851	$12,936	$12,188
3/31/23	$12,657	$12,732	$11,950
4/30/23	$12,681	$12,750	$11,917
5/31/23	$12,939	$13,027	$12,105
6/30/23	$12,876	$12,963	$11,977
7/31/23	$12,783	$12,878	$11,832
8/31/23	$13,080	$13,183	$12,046
9/30/23	$13,410	$13,522	$12,297
10/31/23	$13,599	$13,711	$12,398
11/30/23	$13,264	$13,380	$12,034
12/31/23	$13,053	$13,170	$11,782
1/31/24	$13,386	$13,517	$12,026
2/29/24	$13,531	$13,653	$12,082
3/31/24	$13,604	$13,740	$12,097
4/30/24	$13,911	$14,045	$12,296
5/31/24	$13,812	$13,962	$12,156
6/30/24	$14,082	$14,237	$12,332
7/31/24	$13,978	$14,141	$12,179
8/31/24	$13,828	$14,002	$11,989

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	5.77%	2.52%	3.30%
Fund Market Price Returns	5.72%	2.41%	3.29%
Bloomberg Dollar Total Return Index	6.21%	2.73%	3.42%
Bloomberg Dollar Spot Index	(0.47)%	0.29%	1.83%

Key Fund Statistics

Total Net Assets	$222,329,794
# of Portfolio Holdings	5
Portfolio Turnover Rate	106%
Total Advisory Fees Paid	$1,093,092

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 5.43%, due 12/3/24	25.1%
U.S. Treasury Bills, 5.35%, due 10/10/24	24.2%
U.S. Treasury Bills, 5.36%, due 9/5/24	24.1%
U.S. Treasury Bills, 5.28%, due 11/5/24	23.7%
WisdomTree Floating Rate Treasury Fund	4.0%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	97.1%
Exchange-Traded Funds	4.0%
Other Assets and Liabilities, Net	(1.1)%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613457-2024-09-30

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Annual Shareholder Report - August 31, 2024

Ticker: USDU

USDU - 082024

WisdomTree Efficient Gold Plus Equity Strategy Fund

Ticker: GDE

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Equity Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Equity Strategy Fund	$25	0.20%

How did the Fund perform last year and what affected its performance?

The Fund returned 47.24% at net asset value (“NAV”) for the period ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the S&P 500 Index (the "Benchmark"), which returned 27.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Gold and equity components of the Fund had roughly equal contribution to returns for the period, with each component having similar returns to the Benchmark. The Fund’s use of accounting leverage of 1.8x the asset exposure of the Fund was the primary factor to outperformance. Accounting leverage refers to the fact that the total asset exposure of the strategy is enhanced to 1.8x the Fund's net assets through the use of notional gold futures contracts.

  Gold prices appreciated over the period as geopolitical tensions rose, central banks increased purchases, and market expectations shifted towards an interest rate cutting environment, all of which positively contributed to Fund performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from March 17, 2022 (inception) through August 31, 2024

	WisdomTree Efficient Gold Plus Equity Strategy Fund $14,843	S&P 500® Index $13,476
3/17/22	$10,000	$10,000
3/31/22	$10,573	$10,401
4/30/22	$9,514	$9,494
5/31/22	$9,151	$9,511
6/30/22	$8,297	$8,726
7/31/22	$8,803	$9,531
8/31/22	$8,254	$9,142
9/30/22	$7,337	$8,300
10/31/22	$7,720	$8,972
11/30/22	$8,538	$9,473
12/31/22	$8,359	$8,927
1/31/23	$9,276	$9,488
2/28/23	$8,618	$9,257
3/31/23	$9,507	$9,597
4/30/23	$9,682	$9,747
5/31/23	$9,607	$9,789
6/30/23	$9,941	$10,436
7/31/23	$10,431	$10,771
8/31/23	$10,081	$10,599
9/30/23	$9,212	$10,094
10/31/23	$9,612	$9,882
11/30/23	$10,597	$10,784
12/31/23	$11,088	$11,274
1/31/24	$11,149	$11,464
2/29/24	$11,627	$12,076
3/31/24	$12,739	$12,464
4/30/24	$12,596	$11,955
5/31/24	$13,266	$12,548
6/30/24	$13,695	$12,998
7/31/24	$14,271	$13,157
8/31/24	$14,843	$13,476

Average Annual Total Returns (%)

	1 Year	Since Inception 3/17/22
Fund NAV Returns	47.24%	17.41%
Fund Market Price Returns	48.95%	18.02%
S&P 500® Index	27.14%	12.88%

Key Fund Statistics

Total Net Assets	$39,964,716
# of Portfolio Holdings	493
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$39,315

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Apple, Inc.	6.4%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	3.7%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%

Country Breakdown (% of Net Assets)

United States	90.1%
OthersFootnote Reference1	0.2%
Other Assets and Liabilities, Net	9.7%
Total	100.0%
Footnote	Description
Footnote[1]	Includes all other countries invested by the Fund

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613459-2024-09-30

WisdomTree Efficient Gold Plus Equity Strategy Fund

Annual Shareholder Report - August 31, 2024

Ticker: GDE

GDE - 082024

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund

Ticker: GDMN

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	$57	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 51.48% at net asset value (“NAV”) for the period ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the NYSE ARCA Gold Miners Index, which returned 34.87%. The following summarizes the key factors that affected Fund performance during the period:

  Gold prices and gold miners (measured by the NYSE ARCA Gold Miners Index) had similar gains (over 30%) in the past year, contributing to the Fund’s return. The Fund’s use of accounting leverage of 1.8x the asset exposure of the Fund was a major factor contributing to the Fund outperforming the comparative benchmark. Accounting leverage refers to the fact that the total asset exposure of the strategy is enhanced to 1.8x the Fund's net assets through the use of notional gold futures contracts.

  Gold prices appreciated over the period, due to anticipation of rate cuts by the U.S. Federal Reserve, as well as high inflation expectations and geopolitical uncertainties, positively contributing to the Fund's return. Equities have also done well, and gold miners benefited from both the rallies in gold prices as well as market tailwinds.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from December 16, 2021 (inception) through August 31, 2024

	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund $14,841	S&P 500® Index $12,515	NYSE ARCA Gold Miners Index $14,015
12/16/21	$10,000	$10,000	$10,000
12/31/21	$11,196	$10,124	$10,977
1/31/22	$10,318	$9,601	$10,355
2/28/22	$12,029	$9,313	$11,830
3/31/22	$13,426	$9,659	$13,188
4/30/22	$12,205	$8,817	$12,109
5/31/22	$10,796	$8,833	$10,983
6/30/22	$9,249	$8,104	$9,473
7/31/22	$8,620	$8,851	$9,034
8/31/22	$7,722	$8,490	$8,250
9/30/22	$7,558	$7,708	$8,295
10/31/22	$7,426	$8,332	$8,372
11/30/22	$9,129	$8,798	$9,971
12/31/22	$9,548	$8,291	$10,089
1/31/23	$11,013	$8,812	$11,238
2/28/23	$9,066	$8,597	$9,638
3/31/23	$11,155	$8,912	$11,451
4/30/23	$11,586	$9,052	$11,868
5/31/23	$10,536	$9,091	$10,861
6/30/23	$10,038	$9,692	$10,593
7/31/23	$10,598	$10,003	$11,074
8/31/23	$9,797	$9,844	$10,392
9/30/23	$8,631	$9,374	$9,555
10/31/23	$9,554	$9,177	$9,953
11/30/23	$10,640	$10,015	$11,086
12/31/23	$10,809	$10,470	$11,217
1/31/24	$9,810	$10,646	$10,115
2/29/24	$9,171	$11,215	$9,501
3/31/24	$11,448	$11,576	$11,375
4/30/24	$12,289	$11,103	$12,072
5/31/24	$12,978	$11,653	$12,799
6/30/24	$12,564	$12,071	$12,329
7/31/24	$14,193	$12,218	$13,675
8/31/24	$14,841	$12,515	$14,015

Average Annual Total Returns (%)

	1 Year	Since Inception 12/16/21
Fund NAV Returns	51.48%	15.69%
Fund Market Price Returns	51.98%	15.68%
S&P 500® Index	27.14%	8.62%
NYSE ARCA Gold Miners Index	34.87%	13.25%

Key Fund Statistics

Total Net Assets	$9,894,852
# of Portfolio Holdings	53
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$33,841

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Newmont Corp.	12.7%
Barrick Gold Corp.	8.3%
Agnico Eagle Mines Limited/Mines Agnico Eagle Limited	7.6%
Franco-Nevada Corp.	5.1%
Anglogold Ashanti PLC	4.7%
Northern Star Resources Ltd.	4.7%
Kinross Gold Corp.	4.3%
Wheaton Precious Metals Corp.	4.3%
Gold Fields Ltd.	3.5%
Alamos Gold, Inc., Class A	2.9%

Country Breakdown (% of Net Assets)

Canada	39.0%
United States	31.1%
Australia	11.0%
South Africa	5.5%
United Kingdom	4.7%
Brazil	4.3%
OthersFootnote Reference1	8.8%
Other Assets and Liabilities, Net	(4.4)%
Total	100.0%
Footnote	Description
Footnote[1]	Includes all other countries invested by the Fund

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613460-2024-09-30

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund

Annual Shareholder Report - August 31, 2024

Ticker: GDMN

GDMN - 082024

WisdomTree Emerging Currency Strategy Fund

Ticker: CEW

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Emerging Currency Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Currency Strategy Fund	$57	0.55%

How did the Fund perform last year and what affected its performance?

The Fund returned 6.11% at net asset value ("NAV") for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the JP Morgan Emerging Local Markets Index Plus, which returned 5.74% during the same period. The following summarizes the key factors that affected Fund performance during the period:

-The U.S. dollar generally strengthened against a broad basket of emerging market currencies based on liquidity and economic diversification during the period, positively contributing to the Fund's return.

-Long exposure to the Polish zloty, South African rand and Malaysian ringgit were all additive to Fund performance, as each currency strengthened by 6-7% versus the U.S. dollar.

-Long exposure to the Mexican peso and Turkish lira, however, negatively affected Fund performance as they weakened significantly versus the U.S. dollar. The Mexican peso fell 13%, while the Turkish lira declined by over 21%.

-The Fund’s U.S. Treasury bill exposure aided performance during the period, as high short-term interest rates in the U.S. generated income for the Fund.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the JP Morgan Emerging Local Markets Index Plus, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2024

	WisdomTree Emerging Currency Strategy Fund $9,628	JP Morgan Emerging Local Markets Index Plus $10,057	Equal-Weighted Emerging Currency Composite $9,882
8/31/14	$10,000	$10,000	$10,000
9/30/14	$9,628	$9,698	$9,655
10/31/14	$9,643	$9,652	$9,675
11/30/14	$9,369	$9,426	$9,434
12/31/14	$9,100	$9,174	$9,167
1/31/15	$8,944	$8,920	$8,978
2/28/15	$8,978	$9,007	$9,044
3/31/15	$8,875	$8,953	$8,934
4/30/15	$9,164	$9,233	$9,214
5/31/15	$8,993	$9,105	$9,068
6/30/15	$8,914	$9,063	$9,009
7/31/15	$8,626	$8,836	$8,732
8/31/15	$8,337	$8,541	$8,388
9/30/15	$8,186	$8,487	$8,288
10/31/15	$8,425	$8,690	$8,532
11/30/15	$8,298	$8,571	$8,391
12/31/15	$8,186	$8,475	$8,302
1/31/16	$8,103	$8,378	$8,216
2/29/16	$8,161	$8,426	$8,283
3/31/16	$8,689	$8,938	$8,831
4/30/16	$8,797	$9,017	$8,942
5/31/16	$8,440	$8,747	$8,616
6/30/16	$8,758	$8,968	$8,911
7/31/16	$8,782	$9,002	$8,930
8/31/16	$8,792	$9,021	$8,952
9/30/16	$8,885	$9,103	$9,059
10/31/16	$8,856	$9,031	$9,030
11/30/16	$8,469	$8,733	$8,688
12/31/16	$8,567	$8,776	$8,781
1/31/17	$8,743	$8,937	$8,928
2/28/17	$8,841	$9,085	$9,069
3/31/17	$8,978	$9,230	$9,184
4/30/17	$9,002	$9,261	$9,219
5/31/17	$9,134	$9,404	$9,342
6/30/17	$9,125	$9,408	$9,324
7/31/17	$9,267	$9,561	$9,477
8/31/17	$9,364	$9,657	$9,599
9/30/17	$9,281	$9,597	$9,536
10/31/17	$9,198	$9,543	$9,441
11/30/17	$9,340	$9,700	$9,592
12/31/17	$9,501	$9,788	$9,761
1/31/18	$9,765	$10,071	$10,049
2/28/18	$9,677	$9,965	$9,969
3/31/18	$9,741	$10,035	$10,011
4/30/18	$9,521	$9,846	$9,823
5/31/18	$9,281	$9,612	$9,591
6/30/18	$9,081	$9,455	$9,419
7/31/18	$9,183	$9,537	$9,507
8/31/18	$8,773	$9,249	$9,102
9/30/18	$8,924	$9,350	$9,267
10/31/18	$8,826	$9,243	$9,149
11/30/18	$9,017	$9,399	$9,361
12/31/18	$9,016	$9,462	$9,365
1/31/19	$9,315	$9,719	$9,703
2/28/19	$9,255	$9,672	$9,646
3/31/19	$9,146	$9,602	$9,540
4/30/19	$9,156	$9,609	$9,547
5/31/19	$9,086	$9,546	$9,492
6/30/19	$9,365	$9,800	$9,763
7/31/19	$9,345	$9,801	$9,790
8/31/19	$9,036	$9,488	$9,471
9/30/19	$9,126	$9,596	$9,558
10/31/19	$9,280	$9,792	$9,751
11/30/19	$9,176	$9,730	$9,634
12/31/19	$9,452	$9,954	$9,920
1/31/20	$9,249	$9,824	$9,722
2/29/20	$9,000	$9,609	$9,461
3/31/20	$8,386	$9,110	$8,852
4/30/20	$8,432	$9,213	$8,963
5/31/20	$8,696	$9,348	$9,168
6/30/20	$8,726	$9,422	$9,234
7/31/20	$8,863	$9,593	$9,387
8/31/20	$8,894	$9,654	$9,412
9/30/20	$8,787	$9,556	$9,303
10/31/20	$8,833	$9,596	$9,329
11/30/20	$9,198	$9,921	$9,708
12/31/20	$9,451	$10,126	$9,994
1/31/21	$9,318	$10,068	$9,893
2/28/21	$9,242	$10,009	$9,832
3/31/21	$9,140	$9,866	$9,706
4/30/21	$9,252	$10,027	$9,835
5/31/21	$9,395	$10,189	$9,993
6/30/21	$9,303	$10,065	$9,895
7/31/21	$9,196	$10,014	$9,807
8/31/21	$9,293	$10,088	$9,904
9/30/21	$9,083	$9,907	$9,674
10/31/21	$9,078	$9,938	$9,692
11/30/21	$8,751	$9,679	$9,341
12/31/21	$8,818	$9,813	$9,428
1/31/22	$8,920	$9,826	$9,522
2/28/22	$8,685	$9,643	$9,367
3/31/22	$9,012	$9,271	$9,061
4/30/22	$8,710	$8,992	$8,769
5/31/22	$8,782	$9,074	$8,878
6/30/22	$8,486	$8,847	$8,540
7/31/22	$8,424	$8,776	$8,473
8/31/22	$8,389	$8,762	$8,473
9/30/22	$8,108	$8,496	$8,204
10/31/22	$8,154	$8,542	$8,245
11/30/22	$8,542	$8,932	$8,611
12/31/22	$8,682	$9,113	$8,782
1/31/23	$8,970	$9,383	$9,076
2/28/23	$8,759	$9,210	$8,865
3/31/23	$9,012	$9,398	$9,105
4/30/23	$9,017	$9,439	$9,133
5/31/23	$8,903	$9,360	$9,047
6/30/23	$9,078	$9,474	$9,213
7/31/23	$9,264	$9,651	$9,432
8/31/23	$9,078	$9,511	$9,257
9/30/23	$8,960	$9,386	$9,156
10/31/23	$8,996	$9,392	$9,175
11/30/23	$9,254	$9,717	$9,448
12/31/23	$9,460	$9,882	$9,646
1/31/24	$9,287	$9,740	$9,488
2/29/24	$9,287	$9,773	$9,484
3/31/24	$9,323	$9,771	$9,530
4/30/24	$9,281	$9,708	$9,497
5/31/24	$9,413	$9,830	$9,623
6/30/24	$9,313	$9,745	$9,530
7/31/24	$9,434	$9,831	$9,650
8/31/24	$9,628	$10,057	$9,882

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	6.11%	1.31%	(0.33)%
Fund Market Price Returns	6.05%	1.28%	(0.38)%
JP Morgan Emerging Local Markets Index Plus	5.74%	1.17%	0.06%
Equal-Weighted Emerging Currency Composite	6.75%	0.85%	(0.12)%

Key Fund Statistics

Total Net Assets	$7,355,831
# of Portfolio Holdings	4
Portfolio Turnover Rate	132%
Total Advisory Fees Paid	$48,257

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 5.36%, due 9/17/24	31.5%
Citigroup, Inc., tri-party repurchase agreement, 5.33%, due 9/3/24	31.0%
U.S. Treasury Bills, 5.32%, due 11/5/24	29.7%
WisdomTree Floating Rate Treasury Fund	4.6%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	61.2%
Repurchase Agreements	31.0%
Exchange-Traded Funds	4.6%
Other Assets and Liabilities, Net	3.2%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613461-2024-09-30

WisdomTree Emerging Currency Strategy Fund

Annual Shareholder Report - August 31, 2024

Ticker: CEW

CEW - 082024

WisdomTree Emerging Markets Corporate Bond Fund

Ticker: EMCB

Principal Listing Exchange: NASDAQ

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Emerging Markets Corporate Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Corporate Bond Fund	$64	0.60%

How did the Fund perform last year and what affected its performance?

The Fund returned 11.92% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the JP Morgan CEMBI Diversified Index, which returned 12.00% during the same period.

The following summarizes the key factors that affected Fund performance during the period:

-The Fund's overweight in Latin America boosted performance, led by corporates in commodity-driven sectors like energy, benefiting from strong global demand and high prices.

-Overweight positions in India, Mexico, and Turkey were top performance contributors. Indian corporates gained from strong domestic demand. Mexican corporates thrived on nearshoring trends and stable economic fundamentals, while Turkish exporters capitalized on a weaker lira.

-The Fund's continued preference for BB and BBB issuers over single-A and B-rated names added value, offering a better risk-reward balance.

-The Fund's underweight in Asia, especially China, detracted from performance as distressed property developers rebounded on expectations of government support. The overweight in South Korea detracted from performance due to weak economic growth and geopolitical tensions.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2024

	WisdomTree Emerging Markets Corporate Bond Fund $13,027	Bloomberg U.S. Aggregate Bond Index $11,765	JP Morgan CEMBI Diversified Index $14,272
8/31/14	$10,000	$10,000	$10,000
9/30/14	$9,788	$9,932	$9,901
10/31/14	$9,906	$10,030	$9,994
11/30/14	$9,750	$10,101	$9,934
12/31/14	$9,405	$10,110	$9,683
1/31/15	$9,308	$10,322	$9,702
2/28/15	$9,505	$10,225	$9,845
3/31/15	$9,541	$10,273	$9,920
4/30/15	$9,789	$10,236	$10,117
5/31/15	$9,847	$10,211	$10,184
6/30/15	$9,678	$10,100	$10,074
7/31/15	$9,597	$10,170	$10,066
8/31/15	$9,328	$10,156	$9,891
9/30/15	$9,073	$10,224	$9,717
10/31/15	$9,357	$10,226	$9,993
11/30/15	$9,264	$10,199	$9,937
12/31/15	$9,036	$10,166	$9,797
1/31/16	$8,977	$10,306	$9,781
2/29/16	$9,076	$10,379	$9,873
3/31/16	$9,393	$10,474	$10,215
4/30/16	$9,579	$10,514	$10,402
5/31/16	$9,584	$10,517	$10,426
6/30/16	$9,829	$10,706	$10,638
7/31/16	$9,997	$10,774	$10,812
8/31/16	$10,141	$10,761	$10,965
9/30/16	$10,157	$10,755	$10,979
10/31/16	$10,124	$10,673	$10,982
11/30/16	$9,867	$10,420	$10,767
12/31/16	$9,979	$10,435	$10,851
1/31/17	$10,113	$10,456	$10,993
2/28/17	$10,266	$10,526	$11,156
3/31/17	$10,309	$10,520	$11,193
4/30/17	$10,409	$10,601	$11,304
5/31/17	$10,455	$10,683	$11,359
6/30/17	$10,457	$10,672	$11,378
7/31/17	$10,556	$10,718	$11,481
8/31/17	$10,700	$10,814	$11,602
9/30/17	$10,755	$10,763	$11,638
10/31/17	$10,801	$10,769	$11,691
11/30/17	$10,828	$10,755	$11,693
12/31/17	$10,856	$10,805	$11,720
1/31/18	$10,885	$10,680	$11,726
2/28/18	$10,747	$10,579	$11,604
3/31/18	$10,692	$10,647	$11,573
4/30/18	$10,611	$10,568	$11,489
5/31/18	$10,503	$10,643	$11,404
6/30/18	$10,477	$10,630	$11,362
7/31/18	$10,656	$10,633	$11,534
8/31/18	$10,476	$10,701	$11,418
9/30/18	$10,595	$10,632	$11,525
10/31/18	$10,499	$10,548	$11,450
11/30/18	$10,468	$10,611	$11,426
12/31/18	$10,581	$10,806	$11,519
1/31/19	$10,902	$10,921	$11,844
2/28/19	$11,000	$10,914	$11,979
3/31/19	$11,114	$11,124	$12,134
4/30/19	$11,218	$11,127	$12,235
5/31/19	$11,236	$11,324	$12,296
6/30/19	$11,519	$11,466	$12,571
7/31/19	$11,628	$11,492	$12,698
8/31/19	$11,597	$11,789	$12,740
9/30/19	$11,684	$11,727	$12,811
10/31/19	$11,764	$11,762	$12,917
11/30/19	$11,811	$11,756	$12,962
12/31/19	$11,958	$11,748	$13,080
1/31/20	$12,104	$11,974	$13,270
2/29/20	$12,042	$12,189	$13,265
3/31/20	$10,582	$12,118	$11,769
4/30/20	$11,067	$12,333	$12,310
5/31/20	$11,568	$12,390	$12,778
6/30/20	$11,912	$12,469	$13,118
7/31/20	$12,193	$12,655	$13,414
8/31/20	$12,336	$12,553	$13,535
9/30/20	$12,225	$12,546	$13,463
10/31/20	$12,319	$12,490	$13,502
11/30/20	$12,715	$12,612	$13,862
12/31/20	$12,904	$12,630	$14,041
1/31/21	$12,897	$12,539	$14,024
2/28/21	$12,879	$12,358	$13,991
3/31/21	$12,753	$12,204	$13,901
4/30/21	$12,837	$12,300	$14,001
5/31/21	$12,913	$12,340	$14,088
6/30/21	$13,003	$12,427	$14,196
7/31/21	$12,994	$12,566	$14,224
8/31/21	$13,108	$12,542	$14,310
9/30/21	$13,020	$12,433	$14,205
10/31/21	$12,956	$12,430	$14,140
11/30/21	$12,767	$12,467	$14,050
12/31/21	$12,876	$12,435	$14,109
1/31/22	$12,575	$12,167	$13,869
2/28/22	$11,706	$12,031	$13,177
3/31/22	$11,641	$11,697	$12,802
4/30/22	$11,250	$11,253	$12,523
5/31/22	$11,207	$11,326	$12,446
6/30/22	$10,791	$11,148	$12,031
7/31/22	$10,980	$11,420	$12,188
8/31/22	$11,072	$11,098	$12,211
9/30/22	$10,573	$10,618	$11,712
10/31/22	$10,460	$10,481	$11,468
11/30/22	$11,045	$10,866	$12,098
12/31/22	$11,207	$10,817	$12,287
1/31/23	$11,543	$11,150	$12,655
2/28/23	$11,314	$10,862	$12,429
3/31/23	$11,390	$11,138	$12,526
4/30/23	$11,506	$11,205	$12,639
5/31/23	$11,439	$11,083	$12,553
6/30/23	$11,546	$11,043	$12,688
7/31/23	$11,683	$11,036	$12,807
8/31/23	$11,638	$10,965	$12,743
9/30/23	$11,550	$10,687	$12,634
10/31/23	$11,411	$10,518	$12,471
11/30/23	$11,853	$10,994	$12,936
12/31/23	$12,233	$11,415	$13,334
1/31/24	$12,263	$11,384	$13,412
2/29/24	$12,347	$11,223	$13,501
3/31/24	$12,450	$11,327	$13,628
4/30/24	$12,333	$11,041	$13,499
5/31/24	$12,498	$11,228	$13,701
6/30/24	$12,608	$11,334	$13,824
7/31/24	$12,796	$11,599	$14,033
8/31/24	$13,027	$11,765	$14,272

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	11.92%	2.35%	2.68%
Fund Market Price Returns	12.05%	2.39%	2.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
JP Morgan CEMBI Diversified Index	12.00%	2.30%	3.62%

Key Fund Statistics

Total Net Assets	$66,007,385
# of Portfolio Holdings	152
Portfolio Turnover Rate	147%
Total Advisory Fees Paid	$297,707

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Melco Resorts Finance Ltd., 5.75%, due 7/21/28	1.8%
Bidvest Group U.K. PLC, 3.63%, due 9/23/26	1.7%
Network i2i Ltd., 3.98%, due 3/3/26	1.6%
Ecopetrol SA, 8.88%, due 1/13/33	1.5%
Sands China Ltd., 5.40%, due 8/8/28	1.5%
CT Trust, 5.13%, due 2/3/32	1.5%
OCP SA, 6.75%, due 5/2/34	1.5%
IRB Infrastructure Developers Ltd., 7.11%, due 3/11/32	1.4%
Tencent Holdings Ltd., 3.98%, due 4/11/29	1.3%
POSCO, 4.88%, due 1/23/27	1.3%

Country Breakdown (% of Net Assets)

Brazil	7.7%
Mexico	7.6%
Chile	7.6%
South Korea	6.3%
Turkey	5.9%
India	5.7%
Colombia	5.0%
United Arab Emirates	4.4%
Peru	3.6%
South Africa	3.4%
OthersFootnote Reference1	42.6%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote[1]	Includes all other countries invested by the Fund

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613462-2024-09-30

WisdomTree Emerging Markets Corporate Bond Fund

Annual Shareholder Report - August 31, 2024

Ticker: EMCB

EMCB - 082024

WisdomTree Emerging Markets Local Debt Fund

Ticker: ELD

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Emerging Markets Local Debt Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Local Debt Fund	$56	0.55%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.24% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the JP Morgan GBI-EM Global Diversified Unhedged Index (the "Benchmark"), which returned 6.00% during the same period. The following summarizes the key factors that affected Fund performance during the period:

-The Fund's overweight to Colombia and India compared to the Benchmark contributed to Fund performance. Colombian peso appreciated in the first half of fiscal year, contributing to spot return due to stabilizing inflation and moderate interest rate decisions by the central bank. India's robust domestic demand and infrastructure spending led to positive performance with relative stable Indian rupee performance.

-Asset allocation and security selection modestly detracted from performance, with expenses representing the majority of underperformance on a net asset basis.

-The Fund's overweight in Mexico and underweights in Malaysia and Thailand detracted from its relative performance against the Benchmark, as the Mexican peso weakened due to persistent inflation pressures, while the Malaysian ringgit and Thai baht appreciated due to robust economic recoveries, rising commodity prices, and tourism resurgence.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2024

	WisdomTree Emerging Markets Local Debt Fund $9,621	Bloomberg U.S. Aggregate Bond Index $11,765	JP Morgan GBI-EM Global Diversified Unhedged Index $9,715
8/31/14	$10,000	$10,000	$10,000
9/30/14	$9,537	$9,932	$9,489
10/31/14	$9,614	$10,030	$9,637
11/30/14	$9,442	$10,101	$9,511
12/31/14	$9,006	$10,110	$8,947
1/31/15	$9,014	$10,322	$8,977
2/28/15	$8,917	$10,225	$8,857
3/31/15	$8,686	$10,273	$8,593
4/30/15	$8,959	$10,236	$8,844
5/31/15	$8,739	$10,211	$8,616
6/30/15	$8,631	$10,100	$8,511
7/31/15	$8,390	$10,170	$8,293
8/31/15	$7,981	$10,156	$7,846
9/30/15	$7,790	$10,224	$7,614
10/31/15	$8,098	$10,226	$7,958
11/30/15	$7,919	$10,199	$7,786
12/31/15	$7,777	$10,166	$7,613
1/31/16	$7,725	$10,306	$7,639
2/29/16	$7,808	$10,379	$7,749
3/31/16	$8,498	$10,474	$8,451
4/30/16	$8,700	$10,514	$8,669
5/31/16	$8,284	$10,517	$8,197
6/30/16	$8,725	$10,706	$8,680
7/31/16	$8,773	$10,774	$8,732
8/31/16	$8,811	$10,761	$8,736
9/30/16	$8,976	$10,755	$8,912
10/31/16	$8,900	$10,673	$8,837
11/30/16	$8,372	$10,420	$8,216
12/31/16	$8,547	$10,435	$8,369
1/31/17	$8,731	$10,456	$8,558
2/28/17	$8,890	$10,526	$8,712
3/31/17	$9,047	$10,520	$8,914
4/30/17	$9,128	$10,601	$9,018
5/31/17	$9,248	$10,683	$9,194
6/30/17	$9,246	$10,672	$9,237
7/31/17	$9,403	$10,718	$9,428
8/31/17	$9,552	$10,814	$9,597
9/30/17	$9,539	$10,763	$9,565
10/31/17	$9,327	$10,769	$9,295
11/30/17	$9,439	$10,755	$9,452
12/31/17	$9,613	$10,805	$9,643
1/31/18	$9,973	$10,680	$10,075
2/28/18	$9,856	$10,579	$9,969
3/31/18	$9,910	$10,647	$10,071
4/30/18	$9,604	$10,568	$9,773
5/31/18	$9,144	$10,643	$9,287
6/30/18	$8,888	$10,630	$9,022
7/31/18	$9,025	$10,633	$9,193
8/31/18	$8,437	$10,701	$8,633
9/30/18	$8,607	$10,632	$8,857
10/31/18	$8,526	$10,548	$8,683
11/30/18	$8,779	$10,611	$8,927
12/31/18	$8,870	$10,806	$9,044
1/31/19	$9,304	$10,921	$9,537
2/28/19	$9,237	$10,914	$9,433
3/31/19	$9,147	$11,124	$9,308
4/30/19	$9,148	$11,127	$9,292
5/31/19	$9,147	$11,324	$9,319
6/30/19	$9,627	$11,466	$9,832
7/31/19	$9,745	$11,492	$9,924
8/31/19	$9,411	$11,789	$9,662
9/30/19	$9,512	$11,727	$9,755
10/31/19	$9,807	$11,762	$10,037
11/30/19	$9,624	$11,756	$9,855
12/31/19	$10,016	$11,748	$10,262
1/31/20	$9,896	$11,974	$10,130
2/29/20	$9,556	$12,189	$9,785
3/31/20	$8,527	$12,118	$8,701
4/30/20	$8,819	$12,333	$9,042
5/31/20	$9,255	$12,390	$9,510
6/30/20	$9,240	$12,469	$9,555
7/31/20	$9,486	$12,655	$9,844
8/31/20	$9,430	$12,553	$9,811
9/30/20	$9,260	$12,546	$9,614
10/31/20	$9,297	$12,490	$9,654
11/30/20	$9,826	$12,612	$10,184
12/31/20	$10,185	$12,630	$10,539
1/31/21	$10,030	$12,539	$10,426
2/28/21	$9,767	$12,358	$10,146
3/31/21	$9,466	$12,204	$9,835
4/30/21	$9,648	$12,300	$10,057
5/31/21	$9,871	$12,340	$10,308
6/30/21	$9,784	$12,427	$10,183
7/31/21	$9,735	$12,566	$10,139
8/31/21	$9,813	$12,542	$10,217
9/30/21	$9,502	$12,433	$9,867
10/31/21	$9,404	$12,430	$9,736
11/30/21	$9,097	$12,467	$9,469
12/31/21	$9,216	$12,435	$9,617
1/31/22	$9,204	$12,167	$9,616
2/28/22	$8,942	$12,031	$9,135
3/31/22	$8,737	$11,697	$8,995
4/30/22	$8,254	$11,253	$8,453
5/31/22	$8,449	$11,326	$8,602
6/30/22	$8,059	$11,148	$8,219
7/31/22	$8,171	$11,420	$8,243
8/31/22	$8,239	$11,098	$8,232
9/30/22	$7,807	$10,618	$7,831
10/31/22	$7,763	$10,481	$7,762
11/30/22	$8,241	$10,866	$8,313
12/31/22	$8,363	$10,817	$8,493
1/31/23	$8,705	$11,150	$8,858
2/28/23	$8,468	$10,862	$8,577
3/31/23	$8,817	$11,138	$8,931
4/30/23	$8,879	$11,205	$9,008
5/31/23	$8,830	$11,083	$8,866
6/30/23	$9,153	$11,043	$9,155
7/31/23	$9,415	$11,036	$9,418
8/31/23	$9,142	$10,965	$9,165
9/30/23	$8,872	$10,687	$8,857
10/31/23	$8,782	$10,518	$8,810
11/30/23	$9,220	$10,994	$9,274
12/31/23	$9,555	$11,415	$9,572
1/31/24	$9,436	$11,384	$9,426
2/29/24	$9,392	$11,223	$9,372
3/31/24	$9,389	$11,327	$9,369
4/30/24	$9,213	$11,041	$9,169
5/31/24	$9,348	$11,228	$9,317
6/30/24	$9,208	$11,334	$9,216
7/31/24	$9,380	$11,599	$9,426
8/31/24	$9,621	$11,765	$9,715

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	5.24%	0.44%	(0.39)%
Fund Market Price Returns	4.38%	0.44%	(0.38)%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
JP Morgan GBI-EM Global Diversified Unhedged Index	6.00%	0.11%	(0.29)%

Key Fund Statistics

Total Net Assets	$73,795,192
# of Portfolio Holdings	153
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$469,996

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 5.33%, due 9/3/24	5.9%
China Government Bonds, 2.68%, due 5/21/30	2.2%
Republic of Poland Government Bonds, 2.50%, due 7/25/26	1.9%
Republic of Poland Government Bonds, 7.50%, due 7/25/28	1.9%
International Finance Corp., 7.00%, due 7/20/27	1.8%
Brazil Letras do Tesouro Nacional, due 7/1/25	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, due 1/1/29	1.6%
Brazil Notas do Tesouro Nacional, 10.00%, due 1/1/27	1.6%
Brazil Letras do Tesouro Nacional, due 7/1/26	1.5%
Colombia TES, 9.25%, due 5/28/42	1.4%

Country Breakdown (% of Net Assets)

Indonesia	12.4%
Brazil	11.0%
Poland	8.6%
Supranational Bonds	8.0%
South Africa	7.8%
Colombia	7.7%
United States	5.9%
Malaysia	4.8%
China	4.7%
Thailand	4.6%
OthersFootnote Reference1	21.0%
Other Assets and Liabilities, Net	3.5%
Total	100.0%
Footnote	Description
Footnote[1]	Includes all other countries invested by the Fund

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613464-2024-09-30

WisdomTree Emerging Markets Local Debt Fund

Annual Shareholder Report - August 31, 2024

Ticker: ELD

ELD - 082024

WisdomTree Enhanced Commodity Strategy Fund

Ticker: GCC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Enhanced Commodity Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Enhanced Commodity Strategy Fund	$57	0.55%

How did the Fund perform last year and what affected its performance?

The Fund returned 6.18% at net asset value ("NAV") for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the S&P GSCI Index, which returned -2.11% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Exposure to Bitcoin via futures contracts was additive for Fund performance during the period, which provided over 2.5% toward total return.

  Cocoa exposure was also beneficial for Fund performance, contributing about 3.59%.

  Silver and Brent crude oil positions also aided performance, providing an additional 2.2% to returns between the two commodities.

  Corn and soybean exposures detracted from performance by about 1% for each commodity.

  Wheat and natural gas also hampered performance by about 50 basis points apiece.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P GSCI Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from December 21, 2020 (inception) through August 31, 2024

	WisdomTree Enhanced Commodity Strategy Fund $13,737	S&P GSCI Index $17,892	Bloomberg Commodity Index Total Return $13,848
12/21/20	$10,000	$10,000	$10,000
12/31/20	$10,155	$10,036	$10,095
1/31/21	$10,277	$10,532	$10,360
2/28/21	$10,907	$11,646	$11,031
3/31/21	$10,688	$11,395	$10,794
4/30/21	$11,494	$12,333	$11,689
5/31/21	$11,916	$12,644	$12,008
6/30/21	$11,809	$13,187	$12,230
7/31/21	$11,932	$13,395	$12,455
8/31/21	$11,804	$13,086	$12,418
9/30/21	$11,878	$13,876	$13,036
10/31/21	$12,350	$14,680	$13,373
11/30/21	$11,660	$13,091	$12,395
12/31/21	$12,198	$14,085	$12,832
1/31/22	$12,777	$15,724	$13,958
2/28/22	$13,729	$17,104	$14,828
3/31/22	$14,811	$18,751	$16,110
4/30/22	$14,939	$19,711	$16,777
5/31/22	$15,115	$20,711	$17,033
6/30/22	$13,706	$19,128	$15,198
7/31/22	$13,589	$19,119	$15,846
8/31/22	$13,244	$18,607	$15,860
9/30/22	$12,467	$17,156	$14,574
10/31/22	$12,793	$18,306	$14,864
11/30/22	$13,265	$17,994	$15,271
12/31/22	$13,100	$17,746	$14,897
1/31/23	$13,323	$17,730	$14,824
2/28/23	$12,684	$17,052	$14,127
3/31/23	$12,820	$16,869	$14,098
4/30/23	$12,712	$16,741	$13,992
5/31/23	$11,958	$15,718	$13,204
6/30/23	$12,267	$16,408	$13,737
7/31/23	$13,158	$18,170	$14,596
8/31/23	$12,964	$18,278	$14,485
9/30/23	$12,928	$19,031	$14,384
10/31/23	$12,927	$18,234	$14,422
11/30/23	$12,824	$17,570	$14,097
12/31/23	$12,621	$16,988	$13,718
1/31/24	$12,755	$17,747	$13,773
2/29/24	$12,933	$17,902	$13,570
3/31/24	$13,722	$18,748	$14,019
4/30/24	$14,146	$18,966	$14,396
5/31/24	$14,392	$18,605	$14,649
6/30/24	$14,042	$18,871	$14,424
7/31/24	$13,797	$18,206	$13,842
8/31/24	$13,737	$17,892	$13,848

Average Annual Total Returns (%)

	1 Year	Since Inception 12/21/20
Fund NAV Returns	6.18%	9.06%
Fund Market Price Returns	5.97%	8.97%
S&P GSCI Index	(2.11)%	17.01%
Bloomberg Commodity Index Total Return	(4.39)%	9.19%

Key Fund Statistics

Total Net Assets	$124,708,242
# of Portfolio Holdings	3
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$784,657

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 5.12%, due 11/14/24	75.4%
WisdomTree Floating Rate Treasury Fund	4.5%
WisdomTree Bitcoin Fund	3.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	75.4%
Exchange-Traded Funds	7.8%
Other Assets and Liabilities, Net	16.8%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Effective April 3, 2024, the Fund changed its principal investing strategy to permit the Fund to invest indirectly through its WisdomTree Subsidiary in shares of one or more exchange-traded products that primarily hold bitcoin. This change will increase the Fund's exposure to cryptocurrencies. Cryptocurrencies are subject to unique and substantial risks, and historically, have been subject to significant price volatility.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613465-2024-09-30

WisdomTree Enhanced Commodity Strategy Fund

Annual Shareholder Report - August 31, 2024

Ticker: GCC

GCC - 082024

WisdomTree Floating Rate Treasury Fund

Ticker: USFR

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Fund	$15	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.41% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 7.30% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Throughout the period, speculation grew about future interest rate cuts by the U.S. Federal Reserve, as growth moderated but stayed resilient, the rate of inflation declined, and the job market started to cool. In reaction, bond investors drove the price of longer maturity debt securities higher (yields lower). Consequently, as a high-quality fund with very little sensitivity to interest rate risk, the Fund underperformed the longer maturity securities available in the Benchmark.

  The Fund produced consistent income over the year, as the U.S. Federal Reserve maintained short-term interest rates at a high level throughout the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2024

	WisdomTree Floating Rate Treasury Fund $11,804	Bloomberg U.S. Aggregate Bond Index $11,765	Bloomberg U.S. Treasury Floating Rate Bond Index $11,990
8/31/14	$10,000	$10,000	$10,000
9/30/14	$10,000	$9,932	$10,002
10/31/14	$9,964	$10,030	$10,001
11/30/14	$9,964	$10,101	$10,000
12/31/14	$9,976	$10,110	$9,999
1/31/15	$9,976	$10,322	$10,000
2/28/15	$9,976	$10,225	$10,002
3/31/15	$10,012	$10,273	$10,003
4/30/15	$10,004	$10,236	$10,004
5/31/15	$10,004	$10,211	$10,006
6/30/15	$10,008	$10,100	$10,008
7/31/15	$10,004	$10,170	$10,008
8/31/15	$9,984	$10,156	$10,008
9/30/15	$10,004	$10,224	$10,004
10/31/15	$9,976	$10,226	$10,005
11/30/15	$9,948	$10,199	$10,005
12/31/15	$9,952	$10,166	$10,004
1/31/16	$9,956	$10,306	$10,011
2/29/16	$9,964	$10,379	$10,016
3/31/16	$9,966	$10,474	$10,024
4/30/16	$9,972	$10,514	$10,033
5/31/16	$9,978	$10,517	$10,037
6/30/16	$9,996	$10,706	$10,041
7/31/16	$10,002	$10,774	$10,048
8/31/16	$10,008	$10,761	$10,054
9/30/16	$10,010	$10,755	$10,058
10/31/16	$10,013	$10,673	$10,065
11/30/16	$10,020	$10,420	$10,074
12/31/16	$10,029	$10,435	$10,081
1/31/17	$10,037	$10,456	$10,088
2/28/17	$10,041	$10,526	$10,096
3/31/17	$10,049	$10,520	$10,106
4/30/17	$10,055	$10,601	$10,118
5/31/17	$10,071	$10,683	$10,131
6/30/17	$10,075	$10,672	$10,136
7/31/17	$10,093	$10,718	$10,150
8/31/17	$10,102	$10,814	$10,159
9/30/17	$10,106	$10,763	$10,166
10/31/17	$10,123	$10,769	$10,181
11/30/17	$10,152	$10,755	$10,193
12/31/17	$10,165	$10,805	$10,205
1/31/18	$10,181	$10,680	$10,224
2/28/18	$10,184	$10,579	$10,235
3/31/18	$10,219	$10,647	$10,247
4/30/18	$10,227	$10,568	$10,266
5/31/18	$10,245	$10,643	$10,282
6/30/18	$10,251	$10,630	$10,298
7/31/18	$10,261	$10,633	$10,317
8/31/18	$10,285	$10,701	$10,335
9/30/18	$10,301	$10,632	$10,352
10/31/18	$10,317	$10,548	$10,374
11/30/18	$10,343	$10,611	$10,396
12/31/18	$10,348	$10,806	$10,406
1/31/19	$10,371	$10,921	$10,431
2/28/19	$10,389	$10,914	$10,450
3/31/19	$10,404	$11,124	$10,466
4/30/19	$10,431	$11,127	$10,496
5/31/19	$10,451	$11,324	$10,519
6/30/19	$10,459	$11,466	$10,529
7/31/19	$10,482	$11,492	$10,550
8/31/19	$10,493	$11,789	$10,565
9/30/19	$10,508	$11,727	$10,583
10/31/19	$10,526	$11,762	$10,604
11/30/19	$10,544	$11,756	$10,626
12/31/19	$10,566	$11,748	$10,642
1/31/20	$10,588	$11,974	$10,670
2/29/20	$10,602	$12,189	$10,682
3/31/20	$10,608	$12,118	$10,690
4/30/20	$10,615	$12,333	$10,702
5/31/20	$10,616	$12,390	$10,705
6/30/20	$10,618	$12,469	$10,709
7/31/20	$10,619	$12,655	$10,715
8/31/20	$10,620	$12,553	$10,716
9/30/20	$10,621	$12,546	$10,718
10/31/20	$10,622	$12,490	$10,719
11/30/20	$10,618	$12,612	$10,721
12/31/20	$10,620	$12,630	$10,721
1/31/21	$10,621	$12,539	$10,725
2/28/21	$10,625	$12,358	$10,726
3/31/21	$10,621	$12,204	$10,729
4/30/21	$10,625	$12,300	$10,730
5/31/21	$10,621	$12,340	$10,730
6/30/21	$10,621	$12,427	$10,731
7/31/21	$10,621	$12,566	$10,732
8/31/21	$10,621	$12,542	$10,734
9/30/21	$10,621	$12,433	$10,734
10/31/21	$10,621	$12,430	$10,734
11/30/21	$10,621	$12,467	$10,735
12/31/21	$10,617	$12,435	$10,737
1/31/22	$10,630	$12,167	$10,747
2/28/22	$10,634	$12,031	$10,753
3/31/22	$10,639	$11,697	$10,758
4/30/22	$10,660	$11,253	$10,777
5/31/22	$10,656	$11,326	$10,777
6/30/22	$10,670	$11,148	$10,787
7/31/22	$10,675	$11,420	$10,802
8/31/22	$10,694	$11,098	$10,820
9/30/22	$10,724	$10,618	$10,852
10/31/22	$10,748	$10,481	$10,883
11/30/22	$10,781	$10,866	$10,917
12/31/22	$10,823	$10,817	$10,959
1/31/23	$10,867	$11,150	$11,008
2/28/23	$10,908	$10,862	$11,053
3/31/23	$10,946	$11,138	$11,092
4/30/23	$11,002	$11,205	$11,151
5/31/23	$11,050	$11,083	$11,201
6/30/23	$11,101	$11,043	$11,250
7/31/23	$11,151	$11,036	$11,308
8/31/23	$11,201	$10,965	$11,356
9/30/23	$11,246	$10,687	$11,408
10/31/23	$11,301	$10,518	$11,467
11/30/23	$11,350	$10,994	$11,513
12/31/23	$11,387	$11,415	$11,555
1/31/24	$11,443	$11,384	$11,616
2/29/24	$11,500	$11,223	$11,673
3/31/24	$11,549	$11,327	$11,728
4/30/24	$11,612	$11,041	$11,792
5/31/24	$11,667	$11,228	$11,847
6/30/24	$11,710	$11,334	$11,897
7/31/24	$11,756	$11,599	$11,946
8/31/24	$11,804	$11,765	$11,990

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	5.41%	2.39%	1.66%
Fund Market Price Returns	5.39%	2.38%	1.67%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg U.S. Treasury Floating Rate Bond Index	5.58%	2.56%	1.83%

Key Fund Statistics

Total Net Assets	$17,366,485,073
# of Portfolio Holdings	4
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$26,752,703

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 5.19%, due 4/30/26	27.9%
U.S. Treasury Floating Rate Notes, 5.29%, due 1/31/26	27.3%
U.S. Treasury Floating Rate Notes, 5.21%, due 10/31/25	25.4%
U.S. Treasury Floating Rate Notes, 5.23%, due 7/31/26	18.9%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.5%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613466-2024-09-30

WisdomTree Floating Rate Treasury Fund

Annual Shareholder Report - August 31, 2024

Ticker: USFR

USFR - 082024

WisdomTree Interest Rate Hedged High Yield Bond Fund

Ticker: HYZD

Principal Listing Exchange: NASDAQ

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged High Yield Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged High Yield Bond Fund	$45	0.43%

How did the Fund perform last year and what affected its performance?

The Fund returned 10.14% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the ICE BofA Merrill Lynch U.S. High Yield Index (the "Benchmark"), which returned 12.47% during the same period. The Fund trailed its underlying index, the WisdomTree U.S. High Yield Corporate Zero Duration Bond Index, which returned 10.68%, by 0.54% on a net asset basis and by 0.11% before fees. The following summarizes the key factors that affected Fund performance during the period:

-The Fund benefited from high levels of income, broadly favorable credit conditions, and a tightening in interest rate spreads of riskier corporate bonds over similar maturity U.S. Treasuries.

-Modest positive contributions to relative performance came through allocations to bonds in the Materials, Industrials, and Utilities sectors.

-The primary contributors to underperformance were interest rate hedging and security selection within the Communications, Healthcare, and Technology sectors.

-The Fund used short positions in U.S. Treasury futures to hedge interest rate risk. As mentioned above, the Fund's use of short U.S. Treasury futures detracted from the relative performance of the Fund compared to its Benchmark as interest rates fell during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2024

	WisdomTree Interest Rate Hedged High Yield Bond Fund $14,647	Bloomberg U.S. Aggregate Bond Index $11,765	ICE BofA Merrill Lynch U.S. High Yield Index $15,620	ICE BofA ML 0-5 Year U.S. HY Constrained, Zero Duration Index/WisdomTree U.S. HY Corporate Bond, Zero Duration Spliced IndexFootnote Reference* $15,728
8/31/14	$10,000	$10,000	$10,000	$10,000
9/30/14	$9,844	$9,932	$9,790	$9,881
10/31/14	$9,900	$10,030	$9,902	$9,889
11/30/14	$9,838	$10,101	$9,831	$9,833
12/31/14	$9,364	$10,110	$9,686	$9,731
1/31/15	$9,579	$10,322	$9,753	$9,657
2/28/15	$9,837	$10,225	$9,985	$9,891
3/31/15	$9,766	$10,273	$9,932	$9,828
4/30/15	$9,808	$10,236	$10,051	$9,931
5/31/15	$9,948	$10,211	$10,081	$9,969
6/30/15	$9,884	$10,100	$9,927	$9,895
7/31/15	$9,779	$10,170	$9,866	$9,780
8/31/15	$9,590	$10,156	$9,693	$9,615
9/30/15	$9,471	$10,224	$9,441	$9,389
10/31/15	$9,607	$10,226	$9,698	$9,575
11/30/15	$9,425	$10,199	$9,481	$9,420
12/31/15	$9,246	$10,166	$9,236	$9,214
1/31/16	$8,982	$10,306	$9,090	$8,969
2/29/16	$8,816	$10,379	$9,132	$8,958
3/31/16	$9,080	$10,474	$9,536	$9,298
4/30/16	$9,612	$10,514	$9,917	$9,638
5/31/16	$9,738	$10,517	$9,989	$9,769
6/30/16	$9,795	$10,706	$10,097	$9,800
7/31/16	$9,947	$10,774	$10,352	$9,998
8/31/16	$10,208	$10,761	$10,583	$10,214
9/30/16	$10,289	$10,755	$10,651	$10,292
10/31/16	$10,390	$10,673	$10,684	$10,373
11/30/16	$10,381	$10,420	$10,642	$10,461
12/31/16	$10,655	$10,435	$10,851	$10,660
1/31/17	$10,700	$10,456	$10,997	$10,774
2/28/17	$10,780	$10,526	$11,169	$10,915
3/31/17	$10,794	$10,520	$11,145	$10,912
4/30/17	$10,848	$10,601	$11,272	$10,996
5/31/17	$10,927	$10,683	$11,372	$11,070
6/30/17	$10,989	$10,672	$11,384	$11,107
7/31/17	$11,077	$10,718	$11,516	$11,187
8/31/17	$10,994	$10,814	$11,513	$11,170
9/30/17	$11,153	$10,763	$11,616	$11,292
10/31/17	$11,223	$10,769	$11,661	$11,347
11/30/17	$11,234	$10,755	$11,630	$11,346
12/31/17	$11,295	$10,805	$11,664	$11,395
1/31/18	$11,374	$10,680	$11,738	$11,558
2/28/18	$11,355	$10,579	$11,629	$11,543
3/31/18	$11,320	$10,647	$11,557	$11,510
4/30/18	$11,408	$10,568	$11,634	$11,641
5/31/18	$11,424	$10,643	$11,632	$11,651
6/30/18	$11,453	$10,630	$11,672	$11,710
7/31/18	$11,597	$10,633	$11,803	$11,853
8/31/18	$11,628	$10,701	$11,888	$11,896
9/30/18	$11,754	$10,632	$11,957	$12,015
10/31/18	$11,579	$10,548	$11,762	$11,875
11/30/18	$11,499	$10,611	$11,655	$11,759
12/31/18	$11,046	$10,806	$11,399	$11,426
1/31/19	$11,485	$10,921	$11,923	$11,825
2/28/19	$11,664	$10,914	$12,124	$12,004
3/31/19	$11,639	$11,124	$12,243	$12,018
4/30/19	$11,858	$11,127	$12,414	$12,135
5/31/19	$11,654	$11,324	$12,257	$11,956
6/30/19	$11,810	$11,466	$12,557	$12,101
7/31/19	$11,861	$11,492	$12,621	$12,169
8/31/19	$11,815	$11,789	$12,671	$12,083
9/30/19	$11,899	$11,727	$12,711	$12,144
10/31/19	$11,860	$11,762	$12,740	$12,134
11/30/19	$11,860	$11,756	$12,775	$12,153
12/31/19	$12,075	$11,748	$13,042	$12,376
1/31/20	$12,121	$11,974	$13,043	$12,326
2/29/20	$11,811	$12,189	$12,841	$12,068
3/31/20	$9,957	$12,118	$11,331	$10,470
4/30/20	$10,525	$12,333	$11,761	$10,765
5/31/20	$10,838	$12,390	$12,299	$11,165
6/30/20	$10,795	$12,469	$12,419	$11,211
7/31/20	$11,288	$12,655	$13,012	$11,785
8/31/20	$11,459	$12,553	$13,140	$11,902
9/30/20	$11,258	$12,546	$13,004	$11,729
10/31/20	$11,343	$12,490	$13,064	$11,806
11/30/20	$11,790	$12,612	$13,587	$12,271
12/31/20	$11,993	$12,630	$13,846	$12,489
1/31/21	$11,937	$12,539	$13,899	$12,567
2/28/21	$12,307	$12,358	$13,948	$12,689
3/31/21	$12,266	$12,204	$13,972	$12,809
4/30/21	$12,341	$12,300	$14,125	$12,907
5/31/21	$12,321	$12,340	$14,166	$12,911
6/30/21	$12,486	$12,427	$14,359	$13,107
7/31/21	$12,438	$12,566	$14,410	$13,043
8/31/21	$12,537	$12,542	$14,489	$13,157
9/30/21	$12,602	$12,433	$14,494	$13,224
10/31/21	$12,616	$12,430	$14,468	$13,269
11/30/21	$12,420	$12,467	$14,320	$13,060
12/31/21	$12,722	$12,435	$14,589	$13,411
1/31/22	$12,490	$12,167	$14,188	$13,168
2/28/22	$12,430	$12,031	$14,061	$13,106
3/31/22	$12,686	$11,697	$13,931	$13,370
4/30/22	$12,313	$11,253	$13,424	$13,072
5/31/22	$12,435	$11,326	$13,457	$13,114
6/30/22	$11,622	$11,148	$12,541	$12,242
7/31/22	$12,222	$11,420	$13,297	$12,890
8/31/22	$12,060	$11,098	$12,978	$12,843
9/30/22	$11,865	$10,618	$12,456	$12,646
10/31/22	$12,440	$10,481	$12,811	$13,202
11/30/22	$12,613	$10,866	$13,051	$13,215
12/31/22	$12,450	$10,817	$12,952	$13,139
1/31/23	$12,721	$11,150	$13,459	$13,488
2/28/23	$12,739	$10,862	$13,285	$13,550
3/31/23	$12,666	$11,138	$13,434	$13,342
4/30/23	$12,642	$11,205	$13,559	$13,420
5/31/23	$12,586	$11,083	$13,435	$13,373
6/30/23	$13,037	$11,043	$13,654	$13,867
7/31/23	$13,288	$11,036	$13,848	$14,157
8/31/23	$13,291	$10,965	$13,888	$14,211
9/30/23	$13,289	$10,687	$13,724	$14,203
10/31/23	$13,239	$10,518	$13,556	$14,096
11/30/23	$13,606	$10,994	$14,173	$14,533
12/31/23	$13,820	$11,415	$14,693	$14,858
1/31/24	$13,896	$11,384	$14,698	$14,877
2/29/24	$14,053	$11,223	$14,742	$15,068
3/31/24	$14,285	$11,327	$14,912	$15,280
4/30/24	$14,324	$11,041	$14,768	$15,354
5/31/24	$14,389	$11,228	$14,936	$15,372
6/30/24	$14,402	$11,334	$15,075	$15,457
7/31/24	$14,508	$11,599	$15,376	$15,549
8/31/24	$14,647	$11,765	$15,620	$15,728
Footnote	Description
Footnote*	ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index through June 1, 2020; WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index thereafter.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	10.14%	4.40%	3.95%
Fund Market Price Returns	10.20%	4.39%	3.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
ICE BofA Merrill Lynch U.S. High Yield Index	12.47%	4.27%	4.56%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index/WisdomTree U.S. High Yield Corporate Bond, Zero Duration Spliced Index	10.68%	5.41%	4.63%

Key Fund Statistics

Total Net Assets	$147,643,700
# of Portfolio Holdings	455
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$691,006

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Sirius XM Radio, Inc., 5.50%, due 7/1/29	1.1%
Post Holdings, Inc., 4.63%, due 4/15/30	1.0%
DaVita, Inc., 3.75%, due 2/15/31	0.9%
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/31	0.9%
CHS/Community Health Systems, Inc., 4.75%, due 2/15/31	0.8%
CHS/Community Health Systems, Inc., 5.63%, due 3/15/27	0.8%
Centene Corp., 4.63%, due 12/15/29	0.8%
Tenneco, Inc., 8.00%, due 11/17/28	0.7%
Level 3 Financing, Inc., 11.00%, due 11/15/29	0.7%
Paramount Global, 6.38%, due 3/30/62	0.7%

Investment Breakdown (% of Net Assets)

Corporate Bonds	95.8%
Other Assets and Liabilities, Net	4.2%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613467-2024-09-30

WisdomTree Interest Rate Hedged High Yield Bond Fund

Annual Shareholder Report - August 31, 2024

Ticker: HYZD

HYZD - 082024

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

Ticker: AGZD

Principal Listing Exchange: NASDAQ

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	$24	0.23%

How did the Fund perform last year and what affected its performance?

The Fund returned 6.82% at net asset value ("NAV") for the fiscal year ended August 31, 2024, underperforming the Fund's primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 7.30% during the same period. The following summarizes the key factors that affected the Fund’s performance during this period:

-In a period of falling yields, the Fund’s zero-duration strategy did not capture the price appreciation benefits that the unhedged longer-duration bonds experienced. Hence, the Fund underperformed compared to its Benchmark, given the drag of the interest rate hedge with falling yields.

-The period saw a tightening of credit spreads as the market anticipated rate cuts and economic resilience. While the Fund’s long positions in corporate bonds benefited from this, the gains were not sufficient to offset the losses from the interest rate hedges in U.S. Treasury futures.

-Hedging interest rates through U.S. Treasury futures modestly detracted from Fund performance relative to its Benchmark as interest rates fell during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2024

	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund $12,365	Bloomberg U.S. Aggregate Bond Index $11,765	Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration $12,564
8/31/14	$10,000	$10,000	$10,000
9/30/14	$10,002	$9,932	$9,993
10/31/14	$9,978	$10,030	$9,987
11/30/14	$9,967	$10,101	$9,982
12/31/14	$9,934	$10,110	$9,998
1/31/15	$9,889	$10,322	$9,942
2/28/15	$9,954	$10,225	$9,991
3/31/15	$9,924	$10,273	$9,976
4/30/15	$9,941	$10,236	$9,984
5/31/15	$9,910	$10,211	$9,975
6/30/15	$9,871	$10,100	$9,949
7/31/15	$9,930	$10,170	$9,948
8/31/15	$9,800	$10,156	$9,925
9/30/15	$9,781	$10,224	$9,902
10/31/15	$9,832	$10,226	$9,949
11/30/15	$9,857	$10,199	$9,971
12/31/15	$9,861	$10,166	$9,965
1/31/16	$9,709	$10,306	$9,887
2/29/16	$9,707	$10,379	$9,889
3/31/16	$9,845	$10,474	$9,971
4/30/16	$9,892	$10,514	$10,025
5/31/16	$9,892	$10,517	$10,042
6/30/16	$9,855	$10,706	$10,029
7/31/16	$9,903	$10,774	$10,069
8/31/16	$9,948	$10,761	$10,106
9/30/16	$9,944	$10,755	$10,109
10/31/16	$9,969	$10,673	$10,128
11/30/16	$10,014	$10,420	$10,138
12/31/16	$10,061	$10,435	$10,175
1/31/17	$10,059	$10,456	$10,179
2/28/17	$10,082	$10,526	$10,210
3/31/17	$10,097	$10,520	$10,215
4/30/17	$10,089	$10,601	$10,228
5/31/17	$10,093	$10,683	$10,257
6/30/17	$10,125	$10,672	$10,287
7/31/17	$10,164	$10,718	$10,314
8/31/17	$10,161	$10,814	$10,316
9/30/17	$10,195	$10,763	$10,370
10/31/17	$10,266	$10,769	$10,404
11/30/17	$10,282	$10,755	$10,424
12/31/17	$10,332	$10,805	$10,465
1/31/18	$10,344	$10,680	$10,506
2/28/18	$10,337	$10,579	$10,490
3/31/18	$10,309	$10,647	$10,478
4/30/18	$10,355	$10,568	$10,510
5/31/18	$10,224	$10,643	$10,503
6/30/18	$10,342	$10,630	$10,508
7/31/18	$10,389	$10,633	$10,571
8/31/18	$10,427	$10,701	$10,570
9/30/18	$10,467	$10,632	$10,618
10/31/18	$10,384	$10,548	$10,583
11/30/18	$10,409	$10,611	$10,563
12/31/18	$10,391	$10,806	$10,543
1/31/19	$10,428	$10,921	$10,622
2/28/19	$10,508	$10,914	$10,661
3/31/19	$10,543	$11,124	$10,693
4/30/19	$10,604	$11,127	$10,737
5/31/19	$10,556	$11,324	$10,710
6/30/19	$10,608	$11,466	$10,766
7/31/19	$10,676	$11,492	$10,829
8/31/19	$10,669	$11,789	$10,803
9/30/19	$10,737	$11,727	$10,843
10/31/19	$10,758	$11,762	$10,881
11/30/19	$10,805	$11,756	$10,922
12/31/19	$10,865	$11,748	$10,976
1/31/20	$10,870	$11,974	$10,960
2/29/20	$10,824	$12,189	$10,910
3/31/20	$10,508	$12,118	$10,566
4/30/20	$10,665	$12,333	$10,717
5/31/20	$10,653	$12,390	$10,787
6/30/20	$10,749	$12,469	$10,852
7/31/20	$10,786	$12,655	$10,924
8/31/20	$10,778	$12,553	$10,932
9/30/20	$10,740	$12,546	$10,922
10/31/20	$10,781	$12,490	$10,961
11/30/20	$10,861	$12,612	$11,043
12/31/20	$10,892	$12,630	$11,077
1/31/21	$10,932	$12,539	$11,081
2/28/21	$10,940	$12,358	$11,076
3/31/21	$10,915	$12,204	$11,093
4/30/21	$10,944	$12,300	$11,105
5/31/21	$10,930	$12,340	$11,101
6/30/21	$10,960	$12,427	$11,131
7/31/21	$10,941	$12,566	$11,113
8/31/21	$10,934	$12,542	$11,115
9/30/21	$10,960	$12,433	$11,135
10/31/21	$10,977	$12,430	$11,154
11/30/21	$10,924	$12,467	$11,108
12/31/21	$10,967	$12,435	$11,137
1/31/22	$10,954	$12,167	$11,101
2/28/22	$10,887	$12,031	$11,039
3/31/22	$10,966	$11,697	$11,094
4/30/22	$10,886	$11,253	$11,009
5/31/22	$10,886	$11,326	$11,032
6/30/22	$10,789	$11,148	$10,970
7/31/22	$10,878	$11,420	$11,034
8/31/22	$10,907	$11,068	$11,061
9/30/22	$10,870	$10,618	$11,015
10/31/22	$10,877	$10,481	$11,035
11/30/22	$11,018	$10,866	$11,177
12/31/22	$11,094	$10,817	$11,242
1/31/23	$11,185	$11,150	$11,359
2/28/23	$11,250	$10,862	$11,414
3/31/23	$11,194	$11,138	$11,368
4/30/23	$11,230	$11,205	$11,418
5/31/23	$11,297	$11,083	$11,488
6/30/23	$11,466	$11,043	$11,637
7/31/23	$11,531	$11,036	$11,718
8/31/23	$11,571	$10,965	$11,747
9/30/23	$11,597	$10,687	$11,760
10/31/23	$11,592	$10,518	$11,775
11/30/23	$11,776	$10,994	$11,937
12/31/23	$11,856	$11,415	$12,058
1/31/24	$11,918	$11,384	$12,098
2/29/24	$11,997	$11,223	$12,187
3/31/24	$12,068	$11,327	$12,284
4/30/24	$12,166	$11,041	$12,348
5/31/24	$12,227	$11,228	$12,429
6/30/24	$12,287	$11,334	$12,456
7/31/24	$12,259	$11,599	$12,493
8/31/24	$12,365	$11,765	$12,564

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	6.82%	3.00%	2.15%
Fund Market Price Returns	6.86%	2.99%	2.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration	6.95%	3.07%	2.31%

Key Fund Statistics

Total Net Assets	$158,030,027
# of Portfolio Holdings	1,854
Portfolio Turnover Rate	111%
Portfolio Turnover Rate Excluding TBA Roll Transactions	57%
Total Advisory Fees Paid	$405,866

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 5.33%, due 9/3/24	0.7%
U.S. Treasury Notes, 3.38%, due 5/15/33	0.7%
U.S. Treasury Notes, 0.63%, due 8/15/30	0.6%
U.S. Treasury Notes, 3.50%, due 2/15/33	0.6%
U.S. Treasury Notes, 4.00%, due 2/15/34	0.6%
U.S. Treasury Notes, 0.63%, due 5/15/30	0.5%
Federal National Mortgage Association, 2.00%, due 9/1/50	0.5%
U.S. Treasury Notes, 1.25%, due 11/30/26	0.5%
U.S. Treasury Notes, 4.63%, due 2/28/26	0.5%
U.S. Treasury Notes, 2.25%, due 11/15/25	0.5%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	42.7%
U.S. Government Agencies	27.1%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	1.7%
Supranational Bonds	1.1%
Foreign Government Obligations	0.8%
Foreign Government Agencies	0.7%
Municipal Bonds	0.7%
Repurchase Agreements	0.7%
Asset-Backed Securities	0.4%
U.S. Government Agencies TBA Sale Commitments	(0.7)%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613470-2024-09-30

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

Annual Shareholder Report - August 31, 2024

Ticker: AGZD

AGZD - 082024

WisdomTree Managed Futures Strategy Fund

Ticker: WTMF

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Managed Futures Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Managed Futures Strategy Fund	$67	0.65%

How did the Fund perform last year and what affected its performance?

The Fund returned 7.16% at net asset value ("NAV") for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.48% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Exposure to equities, commodities and cryptocurrency via futures contracts were additive for Fund performance during the period, providing over 6.5% toward totals return.

  Exposure to Bitcoin, natural gas and equity future contracts were the most beneficial for Fund performance.

  Exposure to interest rate futures contracts were the least beneficial for Fund performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the ICE BofA US 3-Month Treasury Bill Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2024

	WisdomTree Managed Futures Strategy Fund $11,312	ICE BofA US 3-Month Treasury Bill Index $11,726	60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite $22,400	S&P GSCI Index $7,411
8/31/14	$10,000	$10,000	$10,000	$10,000
9/30/14	$10,344	$10,000	$9,889	$9,398
10/31/14	$10,259	$10,001	$10,072	$8,835
11/30/14	$10,436	$10,001	$10,264	$7,870
12/31/14	$10,346	$10,001	$10,252	$6,798
1/31/15	$10,493	$10,001	$10,154	$6,288
2/28/15	$10,304	$10,001	$10,457	$6,695
3/31/15	$10,486	$10,001	$10,376	$6,239
4/30/15	$10,351	$10,001	$10,421	$6,929
5/31/15	$10,436	$10,001	$10,491	$6,791
6/30/15	$10,133	$10,002	$10,324	$6,784
7/31/15	$9,768	$10,001	$10,482	$5,827
8/31/15	$9,765	$10,003	$10,096	$5,844
9/30/15	$9,836	$10,003	$9,973	$5,475
10/31/15	$9,796	$10,002	$10,472	$5,487
11/30/15	$10,012	$10,003	$10,481	$4,995
12/31/15	$9,945	$10,006	$10,368	$4,564
1/31/16	$9,820	$10,006	$10,118	$4,328
2/29/16	$10,140	$10,009	$10,140	$4,241
3/31/16	$9,945	$10,013	$10,578	$4,450
4/30/16	$10,183	$10,016	$10,619	$4,902
5/31/16	$10,062	$10,017	$10,733	$5,010
6/30/16	$10,090	$10,021	$10,827	$5,014
7/31/16	$9,943	$10,024	$11,092	$4,535
8/31/16	$9,744	$10,025	$11,097	$4,615
9/30/16	$9,981	$10,030	$11,095	$4,806
10/31/16	$9,891	$10,033	$10,940	$4,734
11/30/16	$9,749	$10,035	$11,078	$4,854
12/31/16	$9,824	$10,039	$11,216	$5,083
1/31/17	$9,602	$10,043	$11,353	$5,011
2/28/17	$9,602	$10,047	$11,657	$5,023
3/31/17	$9,433	$10,049	$11,663	$4,826
4/30/17	$9,459	$10,056	$11,771	$4,724
5/31/17	$9,369	$10,061	$11,908	$4,652
6/30/17	$9,260	$10,069	$11,948	$4,563
7/31/17	$9,167	$10,078	$12,116	$4,772
8/31/17	$9,198	$10,087	$12,182	$4,735
9/30/17	$9,189	$10,096	$12,309	$4,892
10/31/17	$9,331	$10,105	$12,486	$5,079
11/30/17	$9,338	$10,113	$12,714	$5,149
12/31/17	$9,497	$10,125	$12,822	$5,376
1/31/18	$9,547	$10,137	$13,205	$5,560
2/28/18	$9,379	$10,146	$12,857	$5,374
3/31/18	$9,390	$10,161	$12,689	$5,494
4/30/18	$9,438	$10,174	$12,681	$5,770
5/31/18	$9,464	$10,189	$12,902	$5,854
6/30/18	$9,450	$10,207	$12,943	$5,933
7/31/18	$9,464	$10,223	$13,234	$5,724
8/31/18	$9,637	$10,241	$13,527	$5,785
9/30/18	$9,670	$10,257	$13,539	$6,013
10/31/18	$9,583	$10,274	$12,938	$5,661
11/30/18	$9,526	$10,296	$13,125	$5,023
12/31/18	$9,524	$10,314	$12,510	$4,633
1/31/19	$9,420	$10,335	$13,141	$5,050
2/28/19	$9,538	$10,353	$13,387	$5,242
3/31/19	$9,555	$10,376	$13,646	$5,327
4/30/19	$9,688	$10,396	$13,977	$5,478
5/31/19	$9,339	$10,420	$13,536	$5,028
6/30/19	$9,278	$10,443	$14,176	$5,251
7/31/19	$9,320	$10,462	$14,313	$5,240
8/31/19	$9,605	$10,483	$14,316	$4,945
9/30/19	$9,361	$10,501	$14,446	$5,032
10/31/19	$9,236	$10,522	$14,653	$5,095
11/30/19	$9,143	$10,535	$14,974	$5,094
12/31/19	$9,271	$10,550	$15,242	$5,450
1/31/20	$8,906	$10,564	$15,353	$4,860
2/29/20	$8,919	$10,579	$14,701	$4,452
3/31/20	$9,056	$10,610	$13,616	$3,142
4/30/20	$8,919	$10,611	$14,680	$2,838
5/31/20	$8,769	$10,611	$15,109	$3,303
6/30/20	$8,744	$10,613	$15,327	$3,471
7/31/20	$8,854	$10,615	$15,939	$3,603
8/31/20	$8,816	$10,616	$16,592	$3,768
9/30/20	$8,741	$10,617	$16,210	$3,631
10/31/20	$8,709	$10,618	$15,926	$3,501
11/30/20	$8,931	$10,619	$17,011	$3,923
12/31/20	$9,309	$10,620	$17,413	$4,157
1/31/21	$9,485	$10,621	$17,257	$4,363
2/28/21	$9,894	$10,622	$17,448	$4,824
3/31/21	$9,779	$10,623	$17,837	$4,720
4/30/21	$10,205	$10,623	$18,490	$5,109
5/31/21	$10,223	$10,623	$18,594	$5,238
6/30/21	$10,346	$10,623	$18,907	$5,462
7/31/21	$10,348	$10,623	$19,262	$5,548
8/31/21	$10,431	$10,624	$19,687	$5,421
9/30/21	$10,298	$10,624	$19,179	$5,748
10/31/21	$10,407	$10,624	$19,832	$6,081
11/30/21	$10,066	$10,625	$19,978	$5,423
12/31/21	$10,137	$10,625	$20,303	$5,834
1/31/22	$9,985	$10,625	$19,261	$6,513
2/28/22	$10,080	$10,626	$19,005	$7,085
3/31/22	$10,298	$10,629	$19,424	$7,767
4/30/22	$10,163	$10,631	$17,935	$8,165
5/31/22	$10,249	$10,638	$18,105	$8,579
6/30/22	$10,046	$10,641	$17,054	$7,923
7/31/22	$9,925	$10,646	$18,084	$7,920
8/31/22	$9,965	$10,663	$17,544	$7,708
9/30/22	$9,879	$10,690	$16,338	$7,106
10/31/22	$10,027	$10,707	$16,959	$7,583
11/30/22	$9,766	$10,741	$17,301	$7,453
12/31/22	$9,539	$10,780	$17,019	$7,351
1/31/23	$9,786	$10,814	$17,685	$7,344
2/28/23	$9,780	$10,849	$17,243	$7,063
3/31/23	$10,118	$10,896	$17,800	$6,987
4/30/23	$10,245	$10,930	$18,010	$6,934
5/31/23	$10,444	$10,973	$17,979	$6,511
6/30/23	$10,549	$11,023	$18,674	$6,797
7/31/23	$10,670	$11,067	$19,029	$7,526
8/31/23	$10,576	$11,117	$18,798	$7,571
9/30/23	$10,622	$11,168	$18,067	$7,883
10/31/23	$10,539	$11,218	$17,725	$7,553
11/30/23	$10,796	$11,268	$19,015	$7,278
12/31/23	$11,084	$11,321	$19,826	$7,037
1/31/24	$11,043	$11,369	$20,003	$7,351
2/29/24	$11,537	$11,416	$20,538	$7,415
3/31/24	$11,881	$11,467	$21,020	$7,766
4/30/24	$11,562	$11,516	$20,284	$7,856
5/31/24	$11,647	$11,571	$21,039	$7,707
6/30/24	$11,473	$11,618	$21,588	$7,817
7/31/24	$11,470	$11,670	$21,955	$7,541
8/31/24	$11,312	$11,726	$22,400	$7,411

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	7.16%	3.39%	1.27%
Fund Market Price Returns	6.95%	3.33%	1.24%
ICE BofA US 3-Month Treasury Bill Index	5.48%	2.27%	1.61%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	19.16%	9.37%	8.40%
S&P GSCI Index	(2.11)%	8.43%	(2.95)%

Key Fund Statistics

Total Net Assets	$207,447,189
# of Portfolio Holdings	3
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,222,265

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 5.23%, due 10/31/24	82.4%
WisdomTree Floating Rate Treasury Fund	4.2%
WisdomTree Bitcoin Fund	1.4%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	82.4%
Exchange-Traded Funds	5.6%
Other Assets and Liabilities, Net	12.0%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Effective April 3, 2024, the Fund changed its principal investing strategy to permit the Fund to invest indirectly through its WisdomTree Subsidiary in shares of one or more exchange-traded products that primarily hold bitcoin. This change will increase the Fund's exposure to cryptocurrencies. Cryptocurrencies are subject to unique and substantial risks, and historically, have been subject to significant price volatility.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613471-2024-09-30

WisdomTree Managed Futures Strategy Fund

Annual Shareholder Report - August 31, 2024

Ticker: WTMF

WTMF - 082024

WisdomTree Mortgage Plus Bond Fund

Ticker: MTGP

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Mortgage Plus Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Mortgage Plus Bond Fund	$47	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 7.87% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Securitized Mortgage Backed Securities/Asset Backed Securities/Commercial Mortgage Backed Securities Index (the "Benchmark"), which returned 7.55% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s allocation to non-agency residential mortgage-backed securities was the top contributor to relative performance, as mortgage credit remains on solid footing due to highly affordable locked in mortgage rates, and high levels of homeowners’ equity.

  Security selection within commercial mortgage-backed securities was also a solid contributor, as the Fund's higher yielding holdings relative to the Benchmark outperformed as commercial mortgage-backed securities began to price in less pessimistic scenarios.

  The Fund’s allocation to collateralized loan obligations also contributed to Fund performance, as economic growth remained resilient, and demand for floating rate securities remained high.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from November 14, 2019 (inception) through August 31, 2024

	WisdomTree Mortgage Plus Bond Fund $10,018	Bloomberg U.S. Aggregate Bond Index $10,045	Bloomberg U.S. Securitized MBS/ABS/CMBS Index $9,927
11/14/19	$10,000	$10,000	$10,000
11/30/19	$10,018	$10,037	$10,012
12/31/19	$10,020	$10,030	$10,028
1/31/20	$10,159	$10,223	$10,111
2/29/20	$10,260	$10,407	$10,229
3/31/20	$10,027	$10,346	$10,301
4/30/20	$10,158	$10,530	$10,372
5/31/20	$10,245	$10,579	$10,393
6/30/20	$10,339	$10,646	$10,398
7/31/20	$10,423	$10,805	$10,425
8/31/20	$10,450	$10,717	$10,430
9/30/20	$10,473	$10,712	$10,423
10/31/20	$10,446	$10,664	$10,416
11/30/20	$10,497	$10,768	$10,429
12/31/20	$10,519	$10,783	$10,455
1/31/21	$10,559	$10,706	$10,462
2/28/21	$10,458	$10,551	$10,389
3/31/21	$10,436	$10,420	$10,332
4/30/21	$10,479	$10,502	$10,391
5/31/21	$10,494	$10,536	$10,380
6/30/21	$10,505	$10,610	$10,378
7/31/21	$10,562	$10,729	$10,444
8/31/21	$10,560	$10,708	$10,427
9/30/21	$10,502	$10,616	$10,387
10/31/21	$10,483	$10,613	$10,366
11/30/21	$10,493	$10,644	$10,356
12/31/21	$10,452	$10,617	$10,346
1/31/22	$10,340	$10,388	$10,193
2/28/22	$10,244	$10,272	$10,093
3/31/22	$10,006	$9,987	$9,829
4/30/22	$9,724	$9,608	$9,495
5/31/22	$9,755	$9,670	$9,593
6/30/22	$9,600	$9,518	$9,446
7/31/22	$9,820	$9,751	$9,739
8/31/22	$9,570	$9,475	$9,414
9/30/22	$9,178	$9,066	$8,955
10/31/22	$9,010	$8,948	$8,827
11/30/22	$9,216	$9,277	$9,175
12/31/22	$9,271	$9,236	$9,138
1/31/23	$9,506	$9,520	$9,433
2/28/23	$9,274	$9,274	$9,191
3/31/23	$9,447	$9,509	$9,364
4/30/23	$9,479	$9,567	$9,415
5/31/23	$9,436	$9,463	$9,347
6/30/23	$9,357	$9,429	$9,305
7/31/23	$9,341	$9,422	$9,301
8/31/23	$9,301	$9,362	$9,230
9/30/23	$9,063	$9,124	$8,951
10/31/23	$8,907	$8,980	$8,775
11/30/23	$9,291	$9,387	$9,216
12/31/23	$9,639	$9,746	$9,603
1/31/24	$9,668	$9,720	$9,566
2/29/24	$9,535	$9,582	$9,417
3/31/24	$9,606	$9,671	$9,515
4/30/24	$9,359	$9,426	$9,238
5/31/24	$9,517	$9,586	$9,418
6/30/24	$9,635	$9,677	$9,527
7/31/24	$9,871	$9,903	$9,772
8/31/24	$10,018	$10,045	$9,927

Average Annual Total Returns (%)

	1 Year	Since Inception 11/14/19
Fund NAV Returns	7.87%	0.06%
Fund Market Price Returns	7.71%	0.04%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.09%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	7.55%	(0.15)%

Key Fund Statistics

Total Net Assets	$53,524,829
# of Portfolio Holdings	157
Portfolio Turnover Rate	106%
Portfolio Turnover Rate Excluding TBA Roll Transactions	23%
Total Advisory Fees Paid	$191,353

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Federal National Mortgage Association, 2.00%, due 3/1/52	5.0%
Government National Mortgage Association, 2.00%, due 10/20/51	3.8%
Government National Mortgage Association, 5.50%, due 9/20/54	3.2%
Federal National Mortgage Association, 3.00%, due 5/1/52	3.1%
Federal National Mortgage Association, 2.00%, due 1/1/52	3.0%
Government National Mortgage Association, 2.50%, due 9/20/51	2.9%
Federal National Mortgage Association, 5.00%, due 9/1/52	2.5%
Federal National Mortgage Association, 2.50%, due 9/1/52	2.1%
Federal National Mortgage Association, 3.50%, due 9/1/52	2.0%
Federal National Mortgage Association, 3.50%, due 7/1/52	2.0%

Investment Breakdown (% of Net Assets)

U.S. Government Agencies	59.7%
Collateralized Mortgage Obligations	31.4%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Loan Obligations	2.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613472-2024-09-30

WisdomTree Mortgage Plus Bond Fund

Annual Shareholder Report - August 31, 2024

Ticker: MTGP

MTGP - 082024

WisdomTree PutWrite Strategy Fund

Ticker: PUTW

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree PutWrite Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree PutWrite Strategy Fund	$47	0.44%

How did the Fund perform last year and what affected its performance?

The Fund returned 14.68% at net asset value ("NAV") for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the S&P 500 Index (the "Benchmark"), which returned 27.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Because the Fund writes put options on an exchange-traded fund that tracks the Benchmark, it benefited from the Benchmark’s over 27% gain during the period. The Fund was able to steadily collect option premiums from the put options written without those options becoming in-the-money for buyers, since the market steadily climbed higher during the period.

  The option premiums collected from writing put options were invested in 3-Month U.S. Treasury bills, which aided performance since bills gained about 5.5% during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from February 24, 2016 (inception) through August 31, 2024

	WisdomTree PutWrite Strategy Fund $18,550	S&P 500® Index $34,092	Cboe S&P 500 PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced IndexFootnote Reference* $19,748
2/24/16	$10,000	$10,000	$10,000
2/29/16	$10,020	$10,017	$10,029
3/31/16	$10,223	$10,697	$10,231
4/30/16	$10,263	$10,738	$10,282
5/31/16	$10,390	$10,931	$10,400
6/30/16	$10,549	$10,959	$10,580
7/31/16	$10,700	$11,363	$10,716
8/31/16	$10,776	$11,379	$10,800
9/30/16	$10,796	$11,381	$10,833
10/31/16	$10,832	$11,174	$10,855
11/30/16	$11,082	$11,588	$11,113
12/31/16	$11,126	$11,817	$11,164
1/31/17	$11,325	$12,041	$11,382
2/28/17	$11,460	$12,519	$11,516
3/31/17	$11,513	$12,533	$11,574
4/30/17	$11,626	$12,662	$11,684
5/31/17	$11,745	$12,840	$11,815
6/30/17	$11,814	$12,921	$11,881
7/31/17	$11,911	$13,186	$12,002
8/31/17	$11,919	$13,227	$12,000
9/30/17	$11,989	$13,499	$12,092
10/31/17	$12,054	$13,814	$12,162
11/30/17	$12,212	$14,238	$12,323
12/31/17	$12,256	$14,396	$12,374
1/31/18	$12,361	$15,221	$12,486
2/28/18	$12,091	$14,660	$12,217
3/31/18	$11,910	$14,287	$12,053
4/30/18	$12,155	$14,342	$12,300
5/31/18	$12,365	$14,687	$12,544
6/30/18	$12,390	$14,778	$12,564
7/31/18	$12,702	$15,328	$12,891
8/31/18	$12,883	$15,827	$13,091
9/30/18	$12,900	$15,917	$13,118
10/31/18	$12,155	$14,829	$12,385
11/30/18	$12,369	$15,131	$12,593
12/31/18	$11,390	$13,765	$11,640
1/31/19	$11,747	$14,868	$11,963
2/28/19	$11,891	$15,346	$12,131
3/31/19	$12,047	$15,644	$12,278
4/30/19	$12,239	$16,277	$12,472
5/31/19	$11,761	$15,243	$12,005
6/30/19	$12,324	$16,317	$12,578
7/31/19	$12,526	$16,552	$12,758
8/31/19	$12,266	$16,290	$12,537
9/30/19	$12,374	$16,594	$12,649
10/31/19	$12,655	$16,954	$12,944
11/30/19	$12,807	$17,569	$13,090
12/31/19	$12,909	$18,099	$13,213
1/31/20	$12,787	$18,092	$13,069
2/29/20	$11,743	$16,603	$12,104
3/31/20	$10,218	$14,552	$10,480
4/30/20	$10,795	$16,418	$11,028
5/31/20	$11,230	$17,200	$11,519
6/30/20	$11,357	$17,542	$11,639
7/31/20	$11,748	$18,531	$12,116
8/31/20	$12,111	$19,863	$12,361
9/30/20	$12,156	$19,108	$12,493
10/31/20	$11,779	$18,600	$12,125
11/30/20	$12,846	$20,636	$13,200
12/31/20	$13,137	$21,429	$13,494
1/31/21	$13,174	$21,213	$13,527
2/28/21	$13,326	$21,798	$13,719
3/31/21	$13,906	$22,753	$14,303
4/30/21	$14,021	$23,967	$14,446
5/31/21	$14,343	$24,134	$14,757
6/30/21	$14,619	$24,698	$15,083
7/31/21	$14,803	$25,285	$15,246
8/31/21	$15,103	$26,053	$15,558
9/30/21	$14,969	$24,842	$15,364
10/31/21	$15,554	$26,582	$16,067
11/30/21	$15,379	$26,398	$15,849
12/31/21	$15,922	$27,581	$16,434
1/31/22	$15,540	$26,154	$16,045
2/28/22	$15,489	$25,371	$16,077
3/31/22	$16,198	$26,313	$16,716
4/30/22	$15,494	$24,018	$16,017
5/31/22	$15,208	$24,062	$15,732
6/30/22	$14,711	$22,076	$15,238
7/31/22	$15,199	$24,111	$15,765
8/31/22	$14,559	$23,128	$15,091
9/30/22	$13,722	$20,998	$14,200
10/31/22	$14,194	$22,698	$14,811
11/30/22	$14,542	$23,967	$15,223
12/31/22	$14,280	$22,586	$14,906
1/31/23	$14,834	$24,005	$15,527
2/28/23	$14,771	$23,419	$15,503
3/31/23	$15,096	$24,279	$15,811
4/30/23	$15,352	$24,658	$16,096
5/31/23	$15,540	$24,765	$16,329
6/30/23	$16,021	$26,402	$16,825
7/31/23	$16,380	$27,250	$17,208
8/31/23	$16,183	$26,816	$17,016
9/30/23	$15,659	$25,537	$16,500
10/31/23	$15,372	$25,000	$16,274
11/30/23	$16,080	$27,284	$17,004
12/31/23	$16,528	$28,523	$17,453
1/31/24	$16,833	$29,002	$17,781
2/29/24	$17,382	$30,551	$18,389
3/31/24	$17,865	$31,534	$18,846
4/30/24	$17,260	$30,246	$18,315
5/31/24	$17,964	$31,746	$19,052
6/30/24	$18,398	$32,885	$19,506
7/31/24	$18,500	$33,285	$19,693
8/31/24	$18,550	$34,092	$19,748
Footnote	Description
Footnote*	CBOE S&P 500® PutWrite Index through October 24, 2022; Volos U.S. Large Cap Target 2.5% PutWrite Index thereafter.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 2/24/16
Fund NAV Returns	14.68%	8.59%	7.52%
Fund Market Price Returns	14.62%	8.62%	7.52%
S&P 500® Index	27.14%	15.92%	15.48%
Cboe S&P 500 PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index	16.05%	9.51%	8.31%

Key Fund Statistics

Total Net Assets	$125,033,137
# of Portfolio Holdings	3
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$411,900

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 5.33%, due 10/3/24	59.5%
U.S. Treasury Bills, 5.32%, due 9/5/24	35.4%
WisdomTree Floating Rate Treasury Fund	4.2%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	94.9%
Exchange-Traded Funds	4.2%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

On August 30, 2024, the Fund changed its principal investment strategy to primarily use put options on the S&P 500® Index in place of put options of the SPDR S&P 500® ETF Trust. We believe this change has increased the efficiency with which the Fund's investment strategy is implemented and better positions the Fund to achieve its investment.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613473-2024-09-30

WisdomTree PutWrite Strategy Fund

Annual Shareholder Report - August 31, 2024

Ticker: PUTW

PUTW - 082024

WisdomTree Target Range Fund

Ticker: GTR

Principal Listing Exchange: NASDAQ

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Target Range Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Target Range Fund	$75	0.70%

How did the Fund perform last year and what affected its performance?

The Fund returned 14.74% at net asset value ("NAV") for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the MSCI All Country World Index, which returned 23.44% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Each equity index that the Fund is inherently exposed to based on the exchange-traded fund ("ETF") options held performed well over the period. The MSCI EAFE and Emerging Markets Indexes gained between 15-20%, while the S&P 500 and Russell 2000 Indexes in the United States climbed 27% and 18%, respectively.

  Because the Fund sells 15% out-of-the-money call options and buys 15% in-the-money call options on four ETFs that track these indexes, performance was strong for the Fund in this environment.

  However, Fund performance was ultimately capped by the call options sold (which became valuable as markets climbed higher). This means that the Fund was not able to benefit from additional market gains beyond this 15% target range.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the MSCI AC World Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from October 7, 2021 (inception) through August 31, 2024

	WisdomTree Target Range Fund $10,346	MSCI AC World Index $12,336	TOPS Global Target Range Index $10,632
10/7/21	$10,000	$10,000	$10,000
10/31/21	$10,380	$10,506	$10,414
11/30/21	$10,144	$10,253	$10,174
12/31/21	$10,448	$10,663	$10,462
1/31/22	$9,840	$10,140	$9,855
2/28/22	$9,656	$9,878	$9,690
3/31/22	$9,832	$10,092	$9,805
4/30/22	$9,288	$9,284	$9,299
5/31/22	$9,280	$9,295	$9,252
6/30/22	$8,747	$8,511	$8,775
7/31/22	$9,044	$9,106	$9,067
8/31/22	$8,824	$8,770	$8,895
9/30/22	$8,475	$7,931	$8,554
10/31/22	$8,651	$8,409	$8,764
11/30/22	$8,784	$9,062	$8,908
12/31/22	$8,458	$8,705	$8,612
1/31/23	$8,691	$9,329	$8,788
2/28/23	$8,554	$9,062	$8,652
3/31/23	$8,635	$9,341	$8,720
4/30/23	$8,707	$9,475	$8,833
5/31/23	$8,659	$9,374	$8,801
6/30/23	$9,008	$9,918	$9,162
7/31/23	$9,238	$10,281	$9,402
8/31/23	$9,041	$9,994	$9,208
9/30/23	$8,735	$9,581	$8,912
10/31/23	$8,478	$9,292	$8,665
11/30/23	$9,102	$10,150	$9,299
12/31/23	$9,495	$10,638	$9,709
1/31/24	$9,396	$10,700	$9,575
2/29/24	$9,636	$11,159	$9,829
3/31/24	$9,818	$11,510	$10,021
4/30/24	$9,630	$11,130	$9,850
5/31/24	$9,943	$11,582	$10,170
6/30/24	$10,195	$11,840	$10,225
7/31/24	$10,212	$12,031	$10,440
8/31/24	$10,346	$12,336	$10,632

Average Annual Total Returns (%)

	1 Year	Since Inception 10/7/21
Fund NAV Returns	14.74%	1.24%
Fund Market Price Returns	14.44%	1.18%
MSCI AC World Index	23.44%	7.50%
TOPS Global Target Range Index	15.47%	2.13%

Key Fund Statistics

Total Net Assets	$62,246,361
# of Portfolio Holdings	5
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$433,798

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, due 10/31/24	72.5%
SPDR S&P 500 ETF Trust, Purchased Call Option @ $470 strike expiring 1/17/25	9.9%
iShares MSCI EAFE ETF Trust, Purchased Call Option @ $63 strike expiring 1/17/25	5.3%
iShares Russell 2000 ETF, Purchased Call Option @ $191 strike expiring 1/17/25	3.2%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $33 strike expiring 1/17/25	2.7%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	72.5%
Purchased Options (Exchange-Traded)	21.1%
Other Assets and Liabilities, Net	6.4%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613477-2024-09-30

WisdomTree Target Range Fund

Annual Shareholder Report - August 31, 2024

Ticker: GTR

GTR - 082024

WisdomTree Voya Yield Enhanced USD Universal Bond Fund

Ticker: UNIY

Principal Listing Exchange: NASDAQ

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$16	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 7.81% at net asset value ("NAV") for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% during the same period.

The following summarizes the key factors that affected the Fund’s performance during this period:

  The Fund benefited from both high levels of income, as well as capital appreciation as interest rates declined and credit spreads narrowed over the period.

  The Fund’s overweight position in corporate credits relative to its comparative benchmark benefited the Fund as corporate credit spreads tightened during the period.

  The Fund also benefited from its overweight positions in high yield and ex-Aggregate universe assets. These segments tend to offer higher yields compared to investment-grade bonds. During the period, the tightening of credit spreads and the anticipation of rate cuts benefited these higher-yielding assets, contributing to the Fund’s outperformance relative to its comparative benchmark.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from February 7, 2023 (inception) through August 31, 2024

	WisdomTree Voya Yield Enhanced USD Universal Bond Fund $10,725	Bloomberg U.S. Aggregate Bond Index $10,628	Bloomberg U.S. Universal Enhanced Yield Index $10,796
2/7/23	$10,000	$10,000	$10,000
2/28/23	$9,801	$9,812	$9,811
3/31/23	$10,035	$10,061	$10,036
4/30/23	$10,096	$10,122	$10,099
5/31/23	$9,982	$10,012	$9,998
6/30/23	$9,980	$9,976	$9,991
7/31/23	$9,996	$9,969	$10,010
8/31/23	$9,939	$9,905	$9,956
9/30/23	$9,710	$9,654	$9,732
10/31/23	$9,565	$9,501	$9,593
11/30/23	$10,013	$9,932	$10,033
12/31/23	$10,378	$10,312	$10,415
1/31/24	$10,365	$10,283	$10,398
2/29/24	$10,232	$10,138	$10,280
3/31/24	$10,334	$10,232	$10,386
4/30/24	$10,093	$9,973	$10,147
5/31/24	$10,251	$10,142	$10,319
6/30/24	$10,340	$10,238	$10,407
7/31/24	$10,565	$10,478	$10,638
8/31/24	$10,725	$10,628	$10,796

Average Annual Total Returns (%)

	1 Year	Since Inception 2/7/23
Fund NAV Returns	7.81%	4.51%
Fund Market Price Returns	7.91%	4.57%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.96%
Bloomberg U.S. Universal Enhanced Yield Index	8.43%	5.01%

Key Fund Statistics

Total Net Assets	$1,353,536,081
# of Portfolio Holdings	6,422
Portfolio Turnover Rate	85%
Portfolio Turnover Rate Excluding TBA Roll Transactions	72%
Total Advisory Fees Paid	$1,875,686

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.38%, due 1/31/26	14.0%
U.S. Treasury Bonds, 1.88%, due 2/15/41	4.1%
U.S. Treasury Notes, 0.25%, due 10/31/25	3.9%
U.S. Treasury Notes, 0.63%, due 8/15/30	2.2%
Federal National Mortgage Association, 2.00%, due 2/1/52	1.2%
Tennessee Valley Authority, 3.50%, due 12/15/42	1.1%
Tennessee Valley Authority, 4.25%, due 9/15/52	0.7%
Federal National Mortgage Association, 5.50%, due 8/1/53	0.5%
U.S. Treasury Notes, 3.75%, due 8/15/27	0.4%
Federal Home Loan Banks, 5.63%, due 3/14/36	0.4%

Investment Breakdown (% of Net Assets)

Corporate Bonds	41.1%
U.S. Government Obligations	27.7%
U.S. Government Agencies	17.8%
Foreign Government Obligations	3.9%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	2.4%
Foreign Government Agencies	0.9%
Supranational Bonds	0.7%
Municipal Bonds	0.3%
Other Assets and Liabilities, Net	1.7%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613478-2024-09-30

WisdomTree Voya Yield Enhanced USD Universal Bond Fund

Annual Shareholder Report - August 31, 2024

Ticker: UNIY

UNIY - 082024

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

Ticker: AGGY

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	$12	0.12%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.28% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 7.30% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from both high levels of income, as well as capital appreciation as interest rates declined and credit spreads narrowed over the period.

  The Fund’s overweight to corporate bonds and underweight to U.S. Treasuries was the top contributor of outperformance relative to its Benchmark. The incremental income spread offered by investment grade corporate bonds over similar maturity U.S. Treasuries tightened by 25 basis points over the period (from 1.18% at the beginning of the period to 0.93% credit spread at the end of the period).

  The Fund’s underweight to agency residential mortgage-backed securities modestly detracted from Fund performance over the year.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from July 9, 2015 (inception) through August 31, 2024

	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund $11,759	Bloomberg U.S. Aggregate Bond Index $11,627	Bloomberg U.S. Aggregate Enhanced Yield Index $11,950
7/9/15	$10,000	$10,000	$10,000
7/31/15	$10,056	$10,051	$10,042
8/31/15	$9,992	$10,036	$10,001
9/30/15	$10,050	$10,104	$10,060
10/31/15	$10,079	$10,106	$10,092
11/30/15	$10,054	$10,079	$10,063
12/31/15	$9,971	$10,046	$9,997
1/31/16	$10,126	$10,185	$10,094
2/29/16	$10,188	$10,257	$10,175
3/31/16	$10,350	$10,351	$10,347
4/30/16	$10,444	$10,391	$10,426
5/31/16	$10,440	$10,393	$10,431
6/30/16	$10,684	$10,580	$10,658
7/31/16	$10,798	$10,647	$10,768
8/31/16	$10,797	$10,635	$10,777
9/30/16	$10,788	$10,629	$10,764
10/31/16	$10,682	$10,547	$10,677
11/30/16	$10,375	$10,298	$10,384
12/31/16	$10,407	$10,312	$10,414
1/31/17	$10,441	$10,333	$10,449
2/28/17	$10,532	$10,402	$10,548
3/31/17	$10,525	$10,397	$10,544
4/30/17	$10,629	$10,477	$10,653
5/31/17	$10,736	$10,558	$10,761
6/30/17	$10,745	$10,547	$10,764
7/31/17	$10,806	$10,592	$10,837
8/31/17	$10,908	$10,687	$10,937
9/30/17	$10,867	$10,636	$10,899
10/31/17	$10,892	$10,643	$10,925
11/30/17	$10,885	$10,629	$10,913
12/31/17	$10,948	$10,678	$10,990
1/31/18	$10,832	$10,555	$10,869
2/28/18	$10,658	$10,455	$10,726
3/31/18	$10,717	$10,522	$10,772
4/30/18	$10,600	$10,443	$10,669
5/31/18	$10,654	$10,518	$10,732
6/30/18	$10,622	$10,505	$10,693
7/31/18	$10,682	$10,508	$10,745
8/31/18	$10,736	$10,575	$10,809
9/30/18	$10,692	$10,507	$10,756
10/31/18	$10,539	$10,424	$10,621
11/30/18	$10,557	$10,486	$10,650
12/31/18	$10,761	$10,679	$10,829
1/31/19	$10,953	$10,792	$11,019
2/28/19	$10,955	$10,786	$11,031
3/31/19	$11,209	$10,993	$11,287
4/30/19	$11,237	$10,996	$11,324
5/31/19	$11,417	$11,191	$11,517
6/30/19	$11,627	$11,332	$11,724
7/31/19	$11,675	$11,357	$11,773
8/31/19	$12,017	$11,651	$12,116
9/30/19	$11,950	$11,589	$12,051
10/31/19	$11,982	$11,624	$12,104
11/30/19	$12,000	$11,618	$12,114
12/31/19	$12,029	$11,610	$12,134
1/31/20	$12,284	$11,833	$12,398
2/29/20	$12,445	$12,046	$12,589
3/31/20	$11,985	$11,975	$12,076
4/30/20	$12,348	$12,188	$12,417
5/31/20	$12,452	$12,245	$12,522
6/30/20	$12,555	$12,322	$12,630
7/31/20	$12,755	$12,506	$12,851
8/31/20	$12,626	$12,405	$12,736
9/30/20	$12,621	$12,398	$12,740
10/31/20	$12,529	$12,343	$12,664
11/30/20	$12,701	$12,464	$12,824
12/31/20	$12,736	$12,481	$12,861
1/31/21	$12,641	$12,392	$12,766
2/28/21	$12,379	$12,213	$12,550
3/31/21	$12,226	$12,060	$12,353
4/30/21	$12,339	$12,156	$12,477
5/31/21	$12,379	$12,195	$12,530
6/30/21	$12,528	$12,281	$12,659
7/31/21	$12,683	$12,418	$12,827
8/31/21	$12,651	$12,395	$12,796
9/30/21	$12,508	$12,287	$12,665
10/31/21	$12,530	$12,284	$12,675
11/30/21	$12,543	$12,320	$12,707
12/31/21	$12,512	$12,289	$12,682
1/31/22	$12,197	$12,024	$12,353
2/28/22	$11,998	$11,890	$12,171
3/31/22	$11,645	$11,560	$11,803
4/30/22	$11,087	$11,121	$11,239
5/31/22	$11,186	$11,193	$11,320
6/30/22	$10,943	$11,017	$11,092
7/31/22	$11,275	$11,286	$11,422
8/31/22	$10,918	$10,967	$11,074
9/30/22	$10,403	$10,493	$10,541
10/31/22	$10,258	$10,358	$10,396
11/30/22	$10,676	$10,738	$10,816
12/31/22	$10,607	$10,690	$10,772
1/31/23	$10,993	$11,019	$11,141
2/28/23	$10,698	$10,734	$10,849
3/31/23	$10,956	$11,007	$11,112
4/30/23	$11,024	$11,073	$11,185
5/31/23	$10,905	$10,953	$11,071
6/30/23	$10,903	$10,914	$11,053
7/31/23	$10,909	$10,906	$11,070
8/31/23	$10,863	$10,836	$11,016
9/30/23	$10,609	$10,561	$10,771
10/31/23	$10,460	$10,394	$10,619
11/30/23	$10,976	$10,865	$11,123
12/31/23	$11,369	$11,281	$11,552
1/31/24	$11,354	$11,250	$11,540
2/29/24	$11,219	$11,091	$11,394
3/31/24	$11,331	$11,194	$11,511
4/30/24	$11,049	$10,911	$11,232
5/31/24	$11,243	$11,096	$11,430
6/30/24	$11,336	$11,201	$11,522
7/31/24	$11,573	$11,462	$11,779
8/31/24	$11,759	$11,627	$11,950

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 7/9/15
Fund NAV Returns	8.28%	(0.43)%	1.79%
Fund Market Price Returns	8.25%	(0.43)%	1.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.66%
Bloomberg U.S. Aggregate Enhanced Yield Index	8.48%	(0.27)%	1.97%

Key Fund Statistics

Total Net Assets	$933,175,175
# of Portfolio Holdings	2,623
Portfolio Turnover Rate	83%
Portfolio Turnover Rate Excluding TBA Roll Transactions	51%
Total Advisory Fees Paid	$1,097,229

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Tennessee Valley Authority, 5.25%, due 9/15/39	0.8%
Tennessee Valley Authority, 5.88%, due 4/1/36	0.5%
Federal Home Loan Banks, 5.50%, due 7/15/36	0.5%
Federal Home Loan Mortgage Corp., due 11/15/38	0.4%
U.S. Treasury Notes, 1.13%, due 8/31/28	0.4%
U.S. Treasury Notes, 2.75%, due 4/30/27	0.4%
U.S. Treasury Notes, 1.13%, due 2/29/28	0.4%
U.S. Treasury Notes, 0.63%, due 7/31/26	0.4%
U.S. Treasury Notes, 3.75%, due 12/31/28	0.3%
U.S. Treasury Bonds, 4.75%, due 11/15/43	0.3%

Investment Breakdown (% of Net Assets)

Corporate Bonds	45.5%
U.S. Government Obligations	24.4%
U.S. Government Agencies	15.7%
Commercial Mortgage-Backed Securities	6.6%
Asset-Backed Securities	4.8%
Foreign Government Obligations	2.5%
Repurchase Agreements	0.3%
Foreign Government Agencies	0.2%
Municipal Bonds	0.1%
U.S. Government Agencies TBA Sale Commitments	(0.7)%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613481-2024-09-30

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

Annual Shareholder Report - August 31, 2024

Ticker: AGGY

AGGY - 082024

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

Ticker: SHAG

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	$12	0.12%

How did the Fund perform last year and what affected its performance?

The Fund returned 6.62% at net asset value ("NAV") for the fiscal year ended August 31, 2024, underperforming its primary comparative benchmark, the Bloomberg U.S. Short Aggregate Composite Index (the "Benchmark"), which returned 6.74% during the same period. The following summarizes the key factors that affected the Fund’s performance during this period:

-With the U.S. Federal Reserve concluding its tightening path in July 2023 and markets moving to price in future interest rate cuts, short maturity fixed income investments benefited as rates began to decline from high levels.

-Gross performance was in-line with the Benchmark with the expense ratio accounting for the difference between the Fund’s net asset return and the Benchmark return.

-Positive contribution for sector allocation was counterbalanced by some shortfalls in security selection and interest rate positioning, which detracted from the Fund's performance.

-Overweights to corporate and underweights to U.S. Treasuries drove the positive contribution from sector allocation, while security selection in financial institution bonds and securitized debt detracted from relative performance. The Fund having more defensive interest rate positioning compared to the Benchmark was a slight detractor from performance, given the fall in interest rates over the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from May 18, 2017 (inception) through August 31, 2024

	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund $11,316	Bloomberg U.S. Aggregate Bond Index $11,045	Bloomberg U.S. Short Aggregate Composite Index $11,322	Bloomberg U.S. Short Aggregate Enhanced Yield Index $11,352
5/18/17	$10,000	$10,000	$10,000	$10,000
5/31/17	$10,022	$10,029	$10,011	$10,015
6/30/17	$10,020	$10,019	$9,998	$10,007
7/31/17	$10,060	$10,062	$10,034	$10,057
8/31/17	$10,094	$10,152	$10,071	$10,096
9/30/17	$10,073	$10,104	$10,044	$10,075
10/31/17	$10,073	$10,110	$10,040	$10,081
11/30/17	$10,036	$10,097	$10,010	$10,049
12/31/17	$10,053	$10,143	$10,014	$10,059
1/31/18	$10,001	$10,026	$9,958	$10,005
2/28/18	$9,968	$9,931	$9,934	$9,968
3/31/18	$9,987	$9,995	$9,961	$9,983
4/30/18	$9,956	$9,921	$9,933	$9,960
5/31/18	$9,998	$9,991	$9,980	$10,008
6/30/18	$9,994	$9,979	$9,978	$10,002
7/31/18	$10,001	$9,981	$9,978	$10,018
8/31/18	$10,053	$10,046	$10,025	$10,071
9/30/18	$10,036	$9,981	$10,002	$10,056
10/31/18	$10,031	$9,902	$10,005	$10,046
11/30/18	$10,045	$9,961	$10,044	$10,063
12/31/18	$10,131	$10,144	$10,150	$10,159
1/31/19	$10,251	$10,252	$10,208	$10,255
2/28/19	$10,268	$10,246	$10,221	$10,290
3/31/19	$10,376	$10,443	$10,317	$10,402
4/30/19	$10,396	$10,445	$10,337	$10,435
5/31/19	$10,485	$10,631	$10,436	$10,526
6/30/19	$10,571	$10,764	$10,514	$10,625
7/31/19	$10,569	$10,788	$10,505	$10,626
8/31/19	$10,684	$11,068	$10,625	$10,751
9/30/19	$10,672	$11,009	$10,608	$10,742
10/31/19	$10,714	$11,042	$10,646	$10,792
11/30/19	$10,703	$11,036	$10,640	$10,791
12/31/19	$10,739	$11,028	$10,662	$10,825
1/31/20	$10,850	$11,241	$10,757	$10,934
2/29/20	$10,953	$11,443	$10,872	$11,036
3/31/20	$10,759	$11,376	$10,890	$10,738
4/30/20	$10,962	$11,578	$10,986	$10,944
5/31/20	$11,073	$11,632	$11,042	$11,037
6/30/20	$11,122	$11,705	$11,080	$11,095
7/31/20	$11,163	$11,880	$11,119	$11,146
8/31/20	$11,169	$11,784	$11,125	$11,158
9/30/20	$11,173	$11,777	$11,123	$11,156
10/31/20	$11,168	$11,725	$11,118	$11,153
11/30/20	$11,199	$11,840	$11,141	$11,183
12/31/20	$11,236	$11,856	$11,163	$11,216
1/31/21	$11,223	$11,771	$11,164	$11,225
2/28/21	$11,177	$11,601	$11,128	$11,184
3/31/21	$11,158	$11,456	$11,101	$11,147
4/30/21	$11,197	$11,547	$11,129	$11,189
5/31/21	$11,219	$11,585	$11,156	$11,220
6/30/21	$11,207	$11,666	$11,133	$11,201
7/31/21	$11,261	$11,796	$11,177	$11,254
8/31/21	$11,241	$11,774	$11,169	$11,243
9/30/21	$11,204	$11,672	$11,139	$11,206
10/31/21	$11,161	$11,669	$11,085	$11,144
11/30/21	$11,144	$11,703	$11,078	$11,133
12/31/21	$11,133	$11,673	$11,062	$11,121
1/31/22	$11,001	$11,422	$10,947	$10,981
2/28/22	$10,930	$11,295	$10,882	$10,899
3/31/22	$10,707	$10,981	$10,673	$10,655
4/30/22	$10,567	$10,564	$10,552	$10,499
5/31/22	$10,635	$10,632	$10,629	$10,581
6/30/22	$10,544	$10,465	$10,540	$10,478
7/31/22	$10,672	$10,721	$10,649	$10,615
8/31/22	$10,504	$10,418	$10,496	$10,445
9/30/22	$10,290	$9,968	$10,292	$10,214
10/31/22	$10,252	$9,839	$10,268	$10,178
11/30/22	$10,423	$10,201	$10,418	$10,360
12/31/22	$10,425	$10,155	$10,422	$10,365
1/31/23	$10,568	$10,467	$10,558	$10,521
2/28/23	$10,418	$10,196	$10,423	$10,387
3/31/23	$10,590	$10,455	$10,612	$10,549
4/30/23	$10,632	$10,519	$10,664	$10,606
5/31/23	$10,584	$10,404	$10,613	$10,564
6/30/23	$10,548	$10,367	$10,546	$10,515
7/31/23	$10,592	$10,360	$10,586	$10,566
8/31/23	$10,609	$10,294	$10,607	$10,587
9/30/23	$10,565	$10,032	$10,555	$10,541
10/31/23	$10,559	$9,874	$10,556	$10,543
11/30/23	$10,736	$10,321	$10,749	$10,743
12/31/23	$10,905	$10,716	$10,930	$10,922
1/31/24	$10,947	$10,687	$10,968	$10,969
2/29/24	$10,901	$10,536	$10,894	$10,916
3/31/24	$10,950	$10,633	$10,949	$10,977
4/30/24	$10,874	$10,364	$10,856	$10,905
5/31/24	$10,968	$10,540	$10,961	$11,008
6/30/24	$11,043	$10,640	$11,036	$11,076
7/31/24	$11,196	$10,888	$11,206	$11,238
8/31/24	$11,316	$11,045	$11,322	$11,352

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/18/17
Fund NAV Returns	6.62%	1.15%	1.71%
Fund Market Price Returns	6.66%	1.16%	1.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.37%
Bloomberg U.S. Short Aggregate Composite Index	6.74%	1.28%	1.72%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	7.23%	1.09%	1.75%

Key Fund Statistics

Total Net Assets	$38,204,721
# of Portfolio Holdings	1,072
Portfolio Turnover Rate	179%
Portfolio Turnover Rate Excluding TBA Roll Transactions	114%
Total Advisory Fees Paid	$77,068

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.50%, due 5/31/27	10.3%
U.S. Treasury Notes, 0.25%, due 5/31/25	9.5%
U.S. Treasury Notes, 0.75%, due 5/31/26	2.9%
U.S. Treasury Notes, 0.38%, due 1/31/26	2.7%
U.S. Treasury Notes, 0.63%, due 7/31/26	1.4%
U.S. Treasury Notes, 0.50%, due 3/31/25	1.2%
Japan Bank for International Cooperation, 0.63%, due 7/15/25	0.9%
Goldman Sachs Group, Inc., 1.09%, due 12/9/26	0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Class A2, 3.43%, due 1/25/27	0.9%
Federal National Mortgage Association, 2.00%, due 1/1/37	0.8%

Investment Breakdown (% of Net Assets)

Corporate Bonds	46.6%
U.S. Government Obligations	30.7%
Commercial Mortgage-Backed Securities	10.1%
Asset-Backed Securities	7.6%
U.S. Government Agencies	2.5%
Foreign Government Agencies	1.3%
Foreign Government Obligations	0.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WGM-613482-2024-09-30

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

Annual Shareholder Report - August 31, 2024

Ticker: SHAG

SHAG - 082024

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(c)	The Registrant has not granted any waivers, including any implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(d)	The Code is attached hereto as exhibit 18(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee, as the audit committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $509,894 for the fiscal year ended August 31, 2024 and $473,845 for the fiscal year ended August 31, 2023.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2024 and $0 for the fiscal year ended August 31, 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $185,807 for the fiscal year ended August 31, 2024 and $182,160 for the fiscal year ended August 31, 2023.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended August 31, 2024 and $0 for the fiscal year ended August 31, 2023.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be pre-approved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $259,307 for the fiscal year ended August 31, 2024 and $182,160 for the fiscal year ended August 31, 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., August 31, 2024) is included under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

August 31, 2024

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)
WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

WisdomTree 7-10 Year Laddered Treasury Fund (USIN)

WisdomTree Bianco Total Return Fund (WTBN)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Mortgage Plus Bond Fund (MTGP)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Alternative Funds:

WisdomTree Alternative Income Fund (HYIN)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN)

WisdomTree Enhanced Commodity Strategy Fund (GCC)

WisdomTree Managed Futures Strategy Fund (WTMF)

WisdomTree PutWrite Strategy Fund (PUTW)

WisdomTree Target Range Fund (GTR)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 97.1%
U.S. Treasury Bills – 97.1%
5.36%, 9/5/24*	$53,570,000	$53,554,491
5.35%, 10/10/24*	54,150,000	53,864,214
5.28%, 11/5/24*	53,300,000	52,831,072
5.43%, 12/3/24*	56,450,000	55,748,311
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $215,917,685)		215,998,088
Investments	Shares	Value
EXCHANGE-TRADED FUND – 4.0%
United States – 4.0%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $8,870,145)	176,500	$8,872,655
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $224,787,830)		224,870,743
Other Assets less Liabilities – (1.1)%		(2,540,949)
NET ASSETS – 100.0%		$222,329,794

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$8,885,010	$10,080,400	$10,072,305	$(9,093)	$(11,357)	$8,872,655	$519,214

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	9/5/2024	1,100,000	AUD	745,158	USD	$—	$(601)
Bank of America NA	9/5/2024	3,000,000	CAD	2,224,897	USD	1,351	—
Bank of America NA	9/5/2024	800,000	CHF	944,831	USD	—	(3,599)
Bank of America NA	9/5/2024	9,500,000	CNH	1,334,695	USD	5,605	—
Bank of America NA	9/5/2024	5,000,000	EUR	5,581,705	USD	—	(54,451)
Bank of America NA	9/5/2024	1,300,000	GBP	1,714,041	USD	—	(6,730)
Bank of America NA	9/5/2024	363,000,000	JPY	2,513,509	USD	—	(30,077)
Bank of America NA	9/5/2024	854,000,000	KRW	642,927	USD	—	(3,590)
Bank of America NA	9/5/2024	32,000,000	MXN	1,649,982	USD	—	(25,403)
Bank of America NA	9/5/2024	400,000	SGD	306,916	USD	—	(372)
Bank of America NA	9/5/2024	2,095,387	USD	3,125,000	AUD	—	(19,830)
Bank of America NA	9/5/2024	5,504,872	USD	7,490,000	CAD	—	(53,328)
Bank of America NA	9/5/2024	325,555	USD	440,000	CAD	—	(962)
Bank of America NA	9/5/2024	2,331,350	USD	1,985,000	CHF	—	(4,083)
Bank of America NA	9/5/2024	3,311,814	USD	23,645,000	CNH	—	(24,122)
Bank of America NA	9/5/2024	13,335,108	USD	12,000,000	EUR	69,698	—
Bank of America NA	9/5/2024	4,868,055	USD	3,720,000	GBP	—	(17,482)
Bank of America NA	9/5/2024	5,818,196	USD	850,000,000	JPY	2,997	—
Bank of America NA	9/5/2024	4,178,772	USD	81,535,000	MXN	39,398	—
Bank of America NA	9/5/2024	205,592	USD	3,920,000	MXN	6,582	—
Bank of America NA	9/5/2024	1,045,185	USD	1,370,000	SGD	—	(4,730)
Bank of Montreal	9/5/2024	113,935,000	CNH	16,078,426	USD	—	(3,994)
Bank of Montreal	9/5/2024	60,435,000	EUR	66,810,379	USD	—	(2,456)
Bank of Montreal	10/4/2024	64,950,708	USD	58,675,000	EUR	2,243	—

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (continued) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/10/2024	15,577,107	USD	110,000,000	CNH	$485	$—
Barclays Bank PLC	9/5/2024	6,110,000	INR	72,726	USD	122	—
Barclays Bank PLC	9/5/2024	7,435,000	SGD	5,698,196	USD	—	(298)
Barclays Bank PLC	9/5/2024	14,502,169	USD	104,475,000	CNH	—	(237,607)
Barclays Bank PLC	9/5/2024	1,280,210	USD	107,480,000	INR	—	(1,246)
Barclays Bank PLC	10/4/2024	5,819,453	USD	7,580,000	SGD	188	—
Canadian Imperial Bank of Commerce	9/5/2024	4,319,995,000	JPY	29,564,015	USD	—	(9,155)
Canadian Imperial Bank of Commerce	9/5/2024	9,021,688	USD	13,785,000	AUD	—	(308,958)
Canadian Imperial Bank of Commerce	9/5/2024	613,844	USD	88,780,000	JPY	6,463	—
Canadian Imperial Bank of Commerce	10/4/2024	28,507,268	USD	4,148,090,000	JPY	8,635	—
Citibank NA	9/5/2024	175,000	AUD	114,285	USD	4,167	—
Citibank NA	9/5/2024	14,945,000	AUD	10,113,699	USD	2,117	—
Citibank NA	9/5/2024	425,000	CAD	308,745	USD	6,640	—
Citibank NA	9/5/2024	780,000	CAD	574,332	USD	4,492	—
Citibank NA	9/5/2024	115,000	CHF	135,409	USD	—	(106)
Citibank NA	9/5/2024	1,345,000	CNH	188,442	USD	1,316	—
Citibank NA	9/5/2024	750,000	EUR	820,861	USD	8,227	—
Citibank NA	9/5/2024	210,000	GBP	266,654	USD	9,142	—
Citibank NA	9/5/2024	43,000,000	INR	512,655	USD	22	—
Citibank NA	9/5/2024	517,040,000	INR	6,165,514	USD	—	(984)
Citibank NA	9/5/2024	51,395,000	JPY	356,656	USD	—	(5,041)
Citibank NA	9/5/2024	4,600,000	MXN	234,700	USD	—	(1,167)
Citibank NA	9/5/2024	90,000	SGD	67,999	USD	973	—
Citibank NA	9/5/2024	4,690,000	TWD	147,531	USD	—	(905)
Citibank NA	9/5/2024	6,803,695	USD	9,303,645,000	KRW	—	(161,370)
Citibank NA	9/5/2024	876,136	USD	28,000,000	TWD	761	—
Citibank NA	10/4/2024	9,684,076	USD	14,300,000	AUD	—	(2,131)
Citibank NA	10/4/2024	6,093,975	USD	511,510,000	INR	853	—
Goldman Sachs	9/5/2024	10,280,000	MXN	541,408	USD	—	(19,512)
Goldman Sachs	9/5/2024	440,000	SGD	337,305	USD	—	(106)
Goldman Sachs	9/5/2024	1,571,492	USD	2,108,000,000	KRW	—	(6,637)
HSBC Holdings PLC	9/5/2024	250,000	AUD	164,801	USD	4,416	—
HSBC Holdings PLC	9/5/2024	295,000,000	KRW	221,239	USD	—	(391)
HSBC Holdings PLC	9/5/2024	392,785,000	MXN	19,940,289	USD	646	—
HSBC Holdings PLC	9/5/2024	9,700,000	TWD	304,888	USD	—	(1,633)
HSBC Holdings PLC	9/5/2024	5,655,417	USD	473,890,000	INR	5,353	—
HSBC Holdings PLC	10/4/2024	20,726,241	USD	410,110,000	MXN	—	(517)
JPMorgan Chase Bank NA	9/5/2024	440,000	AUD	296,787	USD	1,035	—
JPMorgan Chase Bank NA	9/5/2024	1,060,000	CAD	779,879	USD	6,728	—
JPMorgan Chase Bank NA	9/5/2024	280,000	CHF	329,334	USD	97	—
JPMorgan Chase Bank NA	9/5/2024	3,340,000	CNH	469,466	USD	1,756	—
JPMorgan Chase Bank NA	9/5/2024	1,900,000	EUR	2,120,190	USD	—	(19,833)
JPMorgan Chase Bank NA	9/5/2024	525,000	GBP	687,338	USD	2,153	—
JPMorgan Chase Bank NA	9/5/2024	15,220,000	INR	181,327	USD	138	—
JPMorgan Chase Bank NA	9/5/2024	126,120,000	JPY	871,426	USD	—	(8,588)
JPMorgan Chase Bank NA	9/5/2024	7,000,000	MXN	361,713	USD	—	(6,337)
JPMorgan Chase Bank NA	9/5/2024	220,000	SGD	168,672	USD	—	(73)
JPMorgan Chase Bank NA	9/5/2024	9,984,584	USD	8,730,000	CHF	—	(286,614)
JPMorgan Chase Bank NA	9/5/2024	26,659,814	USD	3,973,500,000	JPY	—	(524,531)
JPMorgan Chase Bank NA	9/5/2024	19,281,012	USD	361,210,000	MXN	943,078	—
JPMorgan Chase Bank NA	9/5/2024	4,677,765	USD	152,570,000	TWD	—	(92,091)

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	9/5/2024	10,000,000	TWD	314,762	USD	$—	$(2,128)
Royal Bank of Canada	9/5/2024	51,770,000	JPY	352,968	USD	1,212	—
Royal Bank of Canada	9/5/2024	23,929,862	USD	33,010,000	CAD	—	(566,290)
Standard Chartered Bank	9/5/2024	35,675,000	CAD	26,472,883	USD	920	—
Standard Chartered Bank	9/5/2024	9,520,000	CHF	11,202,376	USD	—	(1,712)
Standard Chartered Bank	9/5/2024	835,000	EUR	912,469	USD	10,582	—
Standard Chartered Bank	9/5/2024	270,000	GBP	344,238	USD	10,357	—
Standard Chartered Bank	9/5/2024	17,790,000	GBP	23,362,415	USD	1,484	—
Standard Chartered Bank	9/5/2024	121,000,000	KRW	88,101	USD	2,485	—
Standard Chartered Bank	9/5/2024	10,141,645,000	KRW	7,585,374	USD	7,050	—
Standard Chartered Bank	9/5/2024	1,970,000	TWD	60,289	USD	1,300	—
Standard Chartered Bank	9/5/2024	154,210,000	TWD	4,819,063	USD	2,066	—
Standard Chartered Bank	9/5/2024	21,055,993	USD	16,375,000	GBP	—	(449,562)
Standard Chartered Bank	9/5/2024	5,406,779	USD	7,215,000	SGD	—	(122,520)
Standard Chartered Bank	10/4/2024	25,780,524	USD	34,710,000	CAD	—	(773)
Standard Chartered Bank	10/4/2024	10,715,250	USD	9,075,000	CHF	1,647	—
Standard Chartered Bank	10/4/2024	22,659,110	USD	17,250,000	GBP	—	(1,652)
Standard Chartered Bank	10/4/2024	7,290,417	USD	9,729,790,000	KRW	—	(7,929)
Standard Chartered Bank	10/4/2024	5,027,948	USD	160,115,000	TWD	6,150	—
UBS AG	9/5/2024	60,346,801	USD	55,675,000	EUR	—	(1,199,176)
UBS AG	9/5/2024	1,391,297	USD	1,245,000	EUR	15,011	—
						$1,208,141	$(4,303,383)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$215,998,088	$—	$215,998,088
Exchange-Traded Fund	8,872,655	—	—	8,872,655
Total Investments in Securities	$8,872,655	$215,998,088	$—	$224,870,743
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,208,141	$—	$1,208,141
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(4,303,383)	$—	$(4,303,383)
Total – Net	$8,872,655	$212,902,846	$—	$221,775,501

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments WisdomTree Emerging Currency Strategy Fund (CEW) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 61.2%
U.S. Treasury Bills – 61.2%
5.36%, 9/17/24*	$2,325,000	$2,320,272
5.32%, 11/5/24*	2,200,000	2,180,644
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,499,164)		4,500,916
Shares
EXCHANGE-TRADED FUND – 4.6%
United States – 4.6%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $341,394)	6,800	341,836
Investments	Principal Amount	Value
REPURCHASE AGREEMENT – 31.0%
United States – 31.0%
Citigroup, Inc., tri-party repurchase agreement dated 8/30/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.33% due 9/3/24; Proceeds at maturity – $2,281,350 (fully collateralized by U.S. Treasury Note, 4.13% due 1/31/25; Market value including accrued interest – $2,325,646) (Cost: $2,280,000)	$2,280,000	$2,280,000
TOTAL INVESTMENTS IN SECURITIES – 96.8% (Cost: $7,120,558)		7,122,752
Other Assets less Liabilities – 3.2%		233,079
NET ASSETS – 100.0%		$7,355,831

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$342,312	$503,770	$503,466	$(304)	$(476)	$341,836	$20,825

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	11/6/2024	50,763	USD	1,880,000	TRY	$ —	$ (368)
Citibank NA	11/6/2024	3,750,000	CNH	519,353	USD	13,144	—
Citibank NA	11/6/2024	714,120,000	KRW	518,395	USD	18,336	—
Citibank NA	11/6/2024	510,000	MXN	25,713	USD	—	(2)
Citibank NA	11/6/2024	30,450,000	PHP	517,989	USD	24,074	—
Citibank NA	11/6/2024	865,000	TRY	23,544	USD	—	(18)
Citibank NA	11/6/2024	13,446	USD	240,000	ZAR	—	(1)
Goldman Sachs	11/6/2024	840,000	INR	9,995	USD	—	(1)
Goldman Sachs	11/6/2024	7,911	USD	45,000	BRL	19	—
Goldman Sachs	11/6/2024	17,452	USD	16,000,000	CLP	17	—
Goldman Sachs	11/6/2024	20,046	USD	311,000,000	IDR	—	(23)
Goldman Sachs	11/6/2024	20,955	USD	90,000	MYR	50	—
Goldman Sachs	11/6/2024	10,851	USD	610,000	PHP	—	(8)
HSBC Holdings PLC	11/6/2024	2,975,000	BRL	521,852	USD	—	(81)
HSBC Holdings PLC	11/6/2024	43,675,000	INR	519,922	USD	—	(319)
JP Morgan Chase Bank NA	11/6/2024	498,155,000	CLP	519,718	USD	23,120	—
JP Morgan Chase Bank NA	11/6/2024	2,141,350,000	COP	517,106	USD	—	(7,195)
JP Morgan Chase Bank NA	11/6/2024	9,830,000	MXN	516,521	USD	—	(20,953)
JP Morgan Chase Bank NA	11/6/2024	2,065,000	PLN	519,674	USD	14,415	—
JP Morgan Chase Bank NA	11/6/2024	19,075,000	TRY	519,529	USD	—	(746)
JP Morgan Chase Bank NA	11/6/2024	9,680,000	ZAR	523,942	USD	18,411	—
Royal Bank of Canada	11/6/2024	8,489,750,000	IDR	519,092	USD	28,782	—
Royal Bank of Canada	11/6/2024	2,395,000	MYR	520,256	USD	36,045	—
UBS AG	11/6/2024	18,600,000	THB	520,740	USD	31,591	—
UBS AG	11/6/2024	16,982	USD	575,000	THB	—	(93)
						$208,004	$(29,808)

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Currency Strategy Fund (CEW) August 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$4,500,916	$—	$4,500,916
Exchange-Traded Fund	341,836	—	—	341,836
Repurchase Agreement	—	2,280,000	—	2,280,000
Total Investments in Securities	$341,836	$6,780,916	$—	$7,122,752
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$208,004	$—	$208,004
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(29,808)	$—	$(29,808)
Total – Net	$341,836	$6,959,112	$—	$7,300,948

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments WisdomTree 1-3 Year Laddered Treasury Fund (USSH) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Notes – 98.7%
5.00%, 9/30/25	$81,000	$81,560
5.00%, 10/31/25	81,000	81,645
4.88%, 11/30/25	83,000	83,631
4.25%, 12/31/25	84,000	84,054
4.25%, 1/31/26	84,000	84,120
4.63%, 2/28/26	83,000	83,609
4.50%, 3/31/26	83,000	83,527
4.88%, 4/30/26	80,000	81,052
4.88%, 5/31/26	82,000	83,161
4.63%, 6/30/26	83,000	83,914
4.38%, 7/31/26	84,000	84,637
3.75%, 8/31/26	84,000	83,719
4.63%, 9/15/26	80,000	81,084
4.63%, 10/15/26	81,000	82,174
4.63%, 11/15/26	82,000	83,259
4.38%, 12/15/26	83,000	83,905
4.00%, 1/15/27	83,000	83,259
4.13%, 2/15/27	83,000	83,522
4.25%, 3/15/27	82,000	82,846
4.50%, 4/15/27	81,000	82,348
4.50%, 5/15/27	82,000	83,397
4.63%, 6/15/27	82,000	83,774
4.38%, 7/15/27	82,000	83,272
3.75%, 8/15/27	84,000	83,908
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $1,977,748)		1,995,377
Other Assets less Liabilities – 1.3%		25,554
NET ASSETS – 100.0%		$2,020,931
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,995,377	$—	$1,995,377
Total Investments in Securities	$—	$1,995,377	$—	$1,995,377

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments WisdomTree 7-10 Year Laddered Treasury Fund (USIN) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.4%
U.S. Treasury Notes – 99.4%
1.38%, 11/15/31	$299,000	$253,169
1.88%, 2/15/32	290,000	253,365
2.88%, 5/15/32	271,000	253,596
2.75%, 8/15/32	275,000	254,332
4.13%, 11/15/32	248,000	252,689
3.50%, 2/15/33	262,000	254,918
3.38%, 5/15/33	262,000	252,134
3.88%, 8/15/33	255,000	254,522
4.50%, 11/15/33	241,000	251,977
4.00%, 2/15/34	254,000	255,627
4.38%, 5/15/34	243,000	251,847
3.88%, 8/15/34	257,000	256,036
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $2,999,734)		3,044,212
Other Assets less Liabilities – 0.6%		19,683
NET ASSETS – 100.0%		$3,063,895

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$3,044,212	$—	$3,044,212
Total Investments in Securities	$—	$3,044,212	$—	$3,044,212

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments WisdomTree Bianco Total Return Fund (WTBN) August 31, 2024
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
iShares 0-5 Year TIPS Bond ETF	3,434	$344,671
iShares 3-7 Year Treasury Bond ETF	7,018	833,177
iShares 7-10 Year Treasury Bond ETF	3,218	312,371
iShares BBB Rated Corporate Bond ETF	3,938	344,279
iShares MBS ETF	10,116	963,448
Schwab Long-Term U.S. Treasury ETF	17,428	600,220
Schwab Short-Term U.S. Treasury ETF	14,143	689,896
Simplify MBS ETF	18,672	957,874
Vanguard Intermediate-Term Corporate Bond ETF(a)	4,742	392,353
Vanguard Long-Term Corporate Bond ETF(a)	6,208	492,729
Vanguard Short-Term Corporate Bond ETF	7,652	603,819
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)(b)	13,023	346,672
TOTAL EXCHANGE-TRADED FUNDS (Cost: $6,752,869)		6,881,509
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.3%
United States – 9.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(c) (Cost: $636,210)	636,210	$636,210
TOTAL INVESTMENTS IN SECURITIES – 109.2% (Cost: $7,389,079)		7,517,719
Other Assets less Liabilities – (9.2)%		(631,695)
NET ASSETS – 100.0%		$6,886,024

(a)   Security, or portion thereof, was on loan at August 31, 2024 (See Note 2). At August 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $618,016 and the total market value of the collateral held by the Fund was $636,210.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of August 31, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal period ended August 31, 2024 were as follows:

Affiliate	Value at 12/20/2023*	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2024	Dividend Income
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$—	$576,050	$233,812	$3,544	$890	$346,672	$ —
WisdomTree Floating Rate Treasury Fund^	—	320,891	321,008	117	—	—	4,707
Total	$—	$896,941	$554,820	$3,661	$890	$346,672	$4,707

*       Commencement of operations.

^       As of August 31, 2024, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$6,881,509	$—	$—	$6,881,509
Investment of Cash Collateral for Securities Loaned	—	636,210	—	636,210
Total Investments in Securities	$6,881,509	$636,210	$—	$7,517,719

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2024
Investments	Principal Amount	Value
CORPORATE BONDS – 96.2%
Argentina – 1.4%
Telecom Argentina SA 9.50%, 7/18/31(a)	$310,000	$314,263
Transportadora de Gas del Sur SA 8.50%, 7/24/31(a)	260,000	266,929
YPF SA 9.50%, 1/17/31(a)	350,000	368,042
Total Argentina		949,234
Australia – 0.8%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/30	600,000	546,189
Brazil – 7.7%
Ambipar LUX SARL 9.88%, 2/6/31(a)	275,000	275,811
Banco do Brasil SA 6.00%, 3/18/31(a)	275,000	279,593
Cosan Luxembourg SA 7.25%, 6/27/31(b)	275,000	286,000
CSN Resources SA 8.88%, 12/5/30(a)	200,000	199,900
Embraer Netherlands Finance BV 7.00%, 7/28/30(a)	400,000	429,750
Minerva Luxembourg SA 4.38%, 3/18/31(b)	825,000	717,492
Movida Europe SA 7.85%, 4/11/29(a)	475,000	450,063
NBM U.S. Holdings, Inc. 7.00%, 5/14/26(b)	600,000	604,134
Raizen Fuels Finance SA 6.45%, 3/5/34(a)	650,000	684,814
Suzano Austria GmbH
3.13%, 1/15/32	500,000	428,250
7.00%, 3/16/47(a)(c)	226,000	245,704
Suzano International Finance BV 5.50%, 1/17/27	450,000	455,062
Total Brazil		5,056,573
Chile – 7.6%
Antofagasta PLC
5.63%, 5/13/32(b)	200,000	206,010
6.25%, 5/2/34(a)	525,000	560,700
Banco de Credito & Inversiones SA 2.88%, 10/14/31(b)	200,000	176,938
Banco del Estado de Chile 7.95%, 5/2/29, (7.95% fixed rate until 5/2/29; 5-year Constant Maturity Treasury Rate + 3.228% thereafter)(a)(d)(e)	400,000	423,000
Celulosa Arauco y Constitucion SA 3.88%, 11/2/27	250,000	241,694
Cencosud SA 5.95%, 5/28/31(a)	800,000	827,320
Chile Electricity Lux MPC SARL 6.01%, 1/20/33(a)	289,500	300,358
Corp. Nacional del Cobre de Chile 6.44%, 1/26/36(a)	200,000	214,938
Empresa Nacional del Petroleo 5.95%, 7/30/34(a)	300,000	312,375
Investments	Principal Amount	Value
Engie Energia Chile SA
3.40%, 1/28/30(b)	$670,000	$608,648
6.38%, 4/17/34(a)	200,000	210,875
Inversiones CMPC SA 6.13%, 2/26/34(a)	650,000	687,537
Telefonica Moviles Chile SA 3.54%, 11/18/31(b)	300,000	246,576
Total Chile		5,016,969
China – 3.3%
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(a)	300,000	290,344
Lenovo Group Ltd.
3.42%, 11/2/30(b)	400,000	365,875
6.54%, 7/27/32(a)	330,000	357,251
Prosus NV 3.06%, 7/13/31(b)	350,000	301,328
Tencent Holdings Ltd. 3.98%, 4/11/29(b)	900,000	879,948
Total China		2,194,746
Colombia – 5.0%
Bancolombia SA 8.63%, 12/24/34, (8.625% fixed rate until 6/24/29; 5-year Constant Maturity Treasury Rate + 4.32% thereafter)(d)	525,000	551,741
Ecopetrol SA
8.88%, 1/13/33	950,000	1,012,700
8.38%, 1/19/36	440,000	447,181
Geopark Ltd. 5.50%, 1/17/27(a)	375,000	355,080
Grupo Energia Bogota SA ESP 7.85%, 11/9/33(a)	475,000	541,053
Oleoducto Central SA 4.00%, 7/14/27(b)	427,000	409,253
Total Colombia		3,317,008
Dominican Republic – 0.9%
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/34(a)	575,000	596,562
Ghana – 0.3%
Tullow Oil PLC 10.25%, 5/15/26(a)	188,000	182,868
Guatemala – 1.9%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 4/27/29(a)	260,000	251,794
CT Trust
5.13%, 2/3/32(a)	300,000	270,375
5.13%, 2/3/32(b)	775,000	698,468
Total Guatemala		1,220,637
Hong Kong – 2.6%
AIA Group Ltd. 5.38%, 4/5/34(a)(c)	500,000	509,375
Melco Resorts Finance Ltd.
5.75%, 7/21/28(a)	275,000	262,384
5.75%, 7/21/28(b)	975,000	930,272
Total Hong Kong		1,702,031

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2024
Investments	Principal Amount	Value
India – 5.7%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(b)	$250,000	$234,375
IRB Infrastructure Developers Ltd. 7.11%, 3/11/32(a)	875,000	901,797
JSW Steel Ltd. 5.05%, 4/5/32(a)	800,000	734,250
Network i2i Ltd. 3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(d)(e)	1,100,000	1,060,812
Periama Holdings LLC 5.95%, 4/19/26(b)	250,000	249,388
Reliance Industries Ltd. 2.88%, 1/12/32(a)	285,000	248,678
Summit Digitel Infrastructure Ltd. 2.88%, 8/12/31(a)	350,000	299,906
Total India		3,729,206
Indonesia – 1.0%
Medco Bell Pte. Ltd. 6.38%, 1/30/27(a)	400,000	398,000
Medco Maple Tree Pte. Ltd. 8.96%, 4/27/29(a)	250,000	265,156
Total Indonesia		663,156
Israel – 2.4%
Energean Israel Finance Ltd. 8.50%, 9/30/33(b)	150,000	145,433
Israel Discount Bank Ltd. 5.38%, 1/26/28(b)	375,000	372,069
Israel Electric Corp. Ltd. 4.25%, 8/14/28(b)	300,000	285,564
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	300,000	288,354
8.13%, 9/15/31	400,000	458,875
Total Israel		1,550,295
Kazakhstan – 1.1%
KazMunayGas National Co. JSC
3.50%, 4/14/33(b)	625,000	534,962
6.38%, 10/24/48(b)	225,000	221,792
Total Kazakhstan		756,754
Kuwait – 2.5%
MEGlobal BV
4.25%, 11/3/26(b)	500,000	493,437
2.63%, 4/28/28(a)	350,000	324,297
NBK SPC Ltd. 5.50%, 6/6/30, (5.50% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.16% thereafter)(a)(d)	500,000	516,719
NBK Tier 1 Financing 2 Ltd. 4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year Constant Maturity Treasury Rate + 2.832% thereafter)(a)(d)(e)	300,000	295,969
Total Kuwait		1,630,422
Investments	Principal Amount	Value
Luxembourg – 0.6%
Altice Financing SA
5.00%, 1/15/28(b)	$200,000	$161,500
5.75%, 8/15/29(a)	325,000	251,063
Total Luxembourg		412,563
Malaysia – 1.5%
GENM Capital Labuan Ltd. 3.88%, 4/19/31(a)	375,000	335,976
MISC Capital Two Labuan Ltd. 3.75%, 4/6/27(a)	680,000	664,119
Total Malaysia		1,000,095
Mexico – 7.6%
Alpek SAB de CV 4.25%, 9/18/29(a)	200,000	191,200
Banco Mercantil del Norte SA
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(b)(d)(e)	600,000	606,938
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(d)(e)	200,000	202,313
BBVA Bancomer SA 8.13%, 1/8/39, (8.125% fixed rate until 1/8/34; 5-year Constant Maturity Treasury Rate + 4.214% thereafter)(a)(d)	400,000	421,220
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/39(a)	200,000	215,444
Cemex SAB de CV 5.13%, 6/8/26, (5.125% fixed rate until 6/8/26; 5-year Constant Maturity Treasury Rate + 4.534% thereafter)(b)(d)(e)	625,000	614,375
Industrias Penoles SAB de CV 4.15%, 9/12/29(b)	200,000	192,500
Petroleos Mexicanos
6.88%, 8/4/26	725,000	716,394
6.50%, 3/13/27	340,000	327,845
Sigma Finance Netherlands BV 4.88%, 3/27/28(a)	385,000	383,799
Southern Copper Corp. 3.88%, 4/23/25	700,000	695,187
Trust Fibra Uno 7.38%, 2/13/34(a)	450,000	463,500
Total Mexico		5,030,715
Mongolia – 2.9%
MGM China Holdings Ltd.
4.75%, 2/1/27(b)	525,000	508,102
7.13%, 6/26/31(a)	200,000	204,875
7.13%, 6/26/31(b)	250,000	256,094
Sands China Ltd. 5.40%, 8/8/28	975,000	974,439
Total Mongolia		1,943,510

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2024
Investments	Principal Amount	Value
Morocco – 1.8%
OCP SA
6.75%, 5/2/34(a)	$900,000	$961,875
6.88%, 4/25/44(b)	250,000	253,250
Total Morocco		1,215,125
Nigeria – 0.6%
IHS Netherlands Holdco BV 8.00%, 9/18/27(b)	425,000	424,734
Oman – 0.4%
Oryx Funding Ltd. 5.80%, 2/3/31(a)	250,000	254,488
Panama – 1.1%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(b)	410,181	368,395
4.38%, 5/31/30(a)	193,026	173,363
C&W Senior Finance Ltd. 6.88%, 9/15/27(b)	200,000	197,688
Total Panama		739,446
Peru – 3.6%
Banco de Credito del Peru SA 3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(b)(c)(d)	800,000	781,240
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 9/18/33(a)	600,000	674,250
InRetail Consumer 3.25%, 3/22/28(b)	575,000	533,514
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 7/3/36(a)	395,000	413,764
Total Peru		2,402,768
Poland – 0.6%
Canpack SA/Canpack U.S. LLC 3.13%, 11/1/25(a)	384,000	370,556
Qatar – 1.1%
Commercial Bank PSQC 4.50%, 3/3/26, (4.50% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(b)(d)(e)	400,000	385,625
Ooredoo International Finance Ltd. 2.63%, 4/8/31(a)	375,000	335,508
Total Qatar		721,133
Russia – 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*(a)(d)(f)	350,000	21,000
Sovcombank Via SovCom Capital DAC 7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*(a)(d)(e)(f)	300,000	26,063
Total Russia		47,063
Investments	Principal Amount	Value
Saudi Arabia – 2.8%
Arabian Centres Sukuk III Ltd. 9.50%, 3/6/29(b)	$200,000	$208,437
EIG Pearl Holdings SARL 3.55%, 8/31/36(a)	500,000	439,531
Gaci First Investment Co. 5.38%, 1/29/54(b)	350,000	328,563
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	700,000	612,062
5.75%, 7/17/54(a)(c)	275,000	278,226
Total Saudi Arabia		1,866,819
Singapore – 0.6%
Oversea-Chinese Banking Corp. Ltd. 1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(c)(d)	400,000	387,625
South Africa – 3.0%
Anglo American Capital PLC 5.50%, 5/2/33(a)	275,000	279,954
Bidvest Group U.K. PLC
3.63%, 9/23/26(a)	200,000	191,350
3.63%, 9/23/26(b)	1,000,000	956,750
Sasol Financing USA LLC 8.75%, 5/3/29(a)	525,000	548,330
Total South Africa		1,976,384
South Korea – 6.3%
GS Caltex Corp. 5.38%, 8/7/28(a)	300,000	306,844
LG Electronics, Inc. 5.63%, 4/24/29(a)	600,000	621,378
LG Energy Solution Ltd.
5.38%, 7/2/29(a)(c)	500,000	507,150
5.50%, 7/2/34(a)	400,000	406,152
POSCO 4.88%, 1/23/27(a)	850,000	851,594
Shinhan Financial Group Co. Ltd. 2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(a)(d)(e)	300,000	284,812
5.00%, 7/24/28(a)	325,000	328,656
SK Hynix, Inc. 2.38%, 1/19/31(a)	500,000	427,030
Woori Bank 6.38%, 7/24/29, (6.375% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.277% thereafter)(a)(d)(e)	425,000	430,206
Total South Korea		4,163,822
Thailand – 2.3%
Bangkok Bank PCL 3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(b)(d)	900,000	826,236
Thaioil Treasury Center Co. Ltd. 4.63%, 11/20/28(b)(c)	700,000	691,469
Total Thailand		1,517,705

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2024
Investments	Principal Amount	Value
Turkey – 5.9%
Akbank TAS
6.80%, 2/6/26(b)	$600,000	$609,378
9.37%, 3/14/29, (9.369% fixed rate until 3/14/29; 5-year Constant Maturity Treasury Rate + 5.27% thereafter)(a)(d)(e)	240,000	244,275
7.50%, 1/20/30(a)	300,000	306,280
Eregli Demir ve Celik Fabrikalari TAS 8.38%, 7/23/29(a)	450,000	459,891
Sisecam U.K. PLC
8.25%, 5/2/29(a)	600,000	622,878
8.63%, 5/2/32(a)	350,000	363,125
Turkiye Vakiflar Bankasi TAO 8.99%, 10/5/34, (8.994% fixed rate until 7/5/29; 5-year Constant Maturity Treasury Rate + 4.669% thereafter)(a)(d)	400,000	412,625
WE Soda Investments Holding PLC
9.50%, 10/6/28(a)	400,000	414,048
9.38%, 2/14/31(b)	200,000	207,313
Yapi ve Kredi Bankasi AS 9.25%, 1/17/34, (9.25% fixed rate until 1/17/29; 5-year Constant Maturity Treasury Rate + 5.278% thereafter)(a)(d)	215,000	226,422
Total Turkey		3,866,235
United Arab Emirates – 4.4%
DP World Ltd. 6.85%, 7/2/37(b)	580,000	658,300
Emirates NBD Bank PJSC 6.13%, 3/20/25, (6.125% fixed rate until 3/20/25; 6-year Constant Maturity Treasury Rate + 3.656% thereafter)(b)(d)(e)	750,000	749,765
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(b)	873,228	834,478
2.16%, 3/31/34(a)	450,582	397,780
2.94%, 9/30/40(a)	3,583	2,997
Sweihan PV Power Co. PJSC 3.63%, 1/31/49(a)	306,771	258,934
Total United Arab Emirates		2,902,254
United Kingdom – 2.8%
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(a)	700,000	613,106
Standard Chartered PLC
5.69%, 5/14/28, (5.688% fixed rate until 5/14/27; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(a)(c)(d)	650,000	663,270
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(d)	550,000	574,839
Total United Kingdom		1,851,215
United States – 0.9%
GCC SAB de CV 3.61%, 4/20/32(a)	200,000	176,641
Investments	Principal Amount	Value
Hyundai Capital America 5.40%, 1/8/31(a)	$400,000	$410,243
Total United States		586,884
Zambia – 1.1%
First Quantum Minerals Ltd.
6.88%, 10/15/27(b)	200,000	198,562
9.38%, 3/1/29(a)	500,000	530,855
Total Zambia		729,417
TOTAL CORPORATE BONDS (Cost: $63,126,876)		63,523,206
FOREIGN GOVERNMENT AGENCIES – 0.7%
Poland – 0.7%
Bank Gospodarstwa Krajowego 5.75%, 7/9/34(a) (Cost: $420,633)	425,000	445,987
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Panama – 0.3%
Panama Government International Bonds 7.50%, 3/1/31	200,000	214,500
South Africa – 0.4%
Republic of South Africa Government International Bonds 5.88%, 4/20/32	225,000	219,522
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $414,432)		434,022
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
United States – 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(g) (Cost: $1,470,966)	1,470,966	1,470,966
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $65,432,907)		65,874,181
Other Assets less Liabilities – 0.2%		133,204
NET ASSETS – 100.0%		$66,007,385

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)   Security, or portion thereof, was on loan at August 31, 2024 (See Note 2). At August 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,386,073 and the total market value of the collateral held by the Fund was $2,470,111. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $999,145.

(d)  Rate shown reflects the accrual rate as of August 31, 2024 on securities with variable or step rates.

(e)   The security has a perpetual maturity; the date displayed is the next call date.

(f)   Security is in default on interest payments.

(g)   Rate shown represents annualized 7-day yield as of August 31, 2024.
See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	33	12/19/24	$ (3,747,562)	$ 23,855
Ultra 10 Year U.S. Treasury Note	65	12/19/24	(7,633,438)	65,205
			$(11,381,000)	$ 89,060
Long Exposure
2 Year U.S. Treasury Note	11	12/31/24	$ 2,283,016	$ (3,008)
5 Year U.S. Treasury Note	48	12/31/24	5,251,125	(19,500)
U.S. Treasury Long Bond	6	12/19/24	738,750	(10,012)
U.S. Treasury Ultra Long Term Bond	24	12/19/24	3,166,500	(50,493)
			$ 11,439,391	$(83,013)
Total – Net			$ 58,391	$ 6,047

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$63,523,206	$—	$63,523,206
Foreign Government Agencies	—	445,987	—	445,987
Foreign Government Obligations	—	434,022	—	434,022
Investment of Cash Collateral for Securities Loaned	—	1,470,966	—	1,470,966
Total Investments in Securities	$—	$65,874,181	$—	$65,874,181
Financial Derivative Instruments
Futures Contracts[1]	$89,060	$—	$—	$89,060
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(83,013)	$—	$—	$(83,013)
Total – Net	$6,047	$65,874,181	$—	$65,880,228

1       Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2024
Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS – 82.6%
Brazil – 11.0%
Brazil Letras do Tesouro Nacional
12.68%, 7/1/25(a)	8,000,000	BRL	$1,291,444
12.18%, 1/1/26(a)	5,700,000	BRL	867,118
11.09%, 7/1/26(a)	7,850,000	BRL	1,129,299
9.98%, 7/1/27(a)	4,000,000	BRL	513,492
11.50%, 1/1/28(a)	3,500,000	BRL	423,434
Brazil Notas do Tesouro Nacional
10.00%, 1/1/25	3,579,000	BRL	629,490
10.00%, 1/1/27	6,780,000	BRL	1,153,139
10.00%, 1/1/29	7,310,000	BRL	1,205,817
10.00%, 1/1/31	2,320,000	BRL	373,037
10.00%, 1/1/33	3,500,000	BRL	553,833
Total Brazil			8,140,103
Chile – 2.5%
Bonos de la Tesoreria de la Republica en pesos
5.00%, 10/1/28(b)	480,000,000	CLP	514,582
4.70%, 9/1/30(b)	175,000,000	CLP	183,000
7.00%, 5/1/34(b)	50,000,000	CLP	61,992
5.00%, 3/1/35	650,000,000	CLP	680,661
6.00%, 1/1/43	315,000,000	CLP	366,442
Total Chile			1,806,677
China – 4.7%
China Development Bank 3.41%, 6/7/31	2,000,000	CNY	304,869
China Government Bonds
3.13%, 11/21/29	1,500,000	CNY	225,159
2.68%, 5/21/30	11,270,000	CNY	1,648,793
2.80%, 11/15/32	4,000,000	CNY	593,146
3.81%, 9/14/50	4,000,000	CNY	719,930
Total China			3,491,897
Colombia – 7.7%
Colombia TES
6.25%, 11/26/25	602,400,000	COP	143,348
7.50%, 8/26/26	3,104,300,000	COP	733,363
5.75%, 11/3/27	1,779,700,000	COP	390,756
6.00%, 4/28/28	3,022,600,000	COP	656,664
7.75%, 9/18/30	1,862,200,000	COP	412,166
7.00%, 3/26/31	2,800,000,000	COP	590,321
7.00%, 6/30/32	3,041,800,000	COP	621,135
13.25%, 2/9/33	884,500,000	COP	251,260
7.25%, 10/18/34	2,210,400,000	COP	438,173
6.25%, 7/9/36	597,700,000	COP	104,285
9.25%, 5/28/42	5,000,000,000	COP	1,055,416
7.25%, 10/26/50	1,750,000,000	COP	289,184
Total Colombia			5,686,071
Investments	Principal Amount†		Value
Czech Republic – 2.0%
Czech Republic Government Bonds
0.25%, 2/10/27	1,690,000	CZK	$68,997
5.75%, 3/29/29	2,800,000	CZK	135,107
0.05%, 11/29/29	8,550,000	CZK	314,861
1.20%, 3/13/31	24,950,000	CZK	944,135
Total Czech Republic			1,463,100
Egypt – 0.0%
Egypt Government Bonds 14.48%, 4/6/26	200,000	EGP	3,514
Hungary – 2.0%
Hungary Government Bonds
2.50%, 10/24/24	6,130,000	HUF	17,202
1.00%, 11/26/25	77,300,000	HUF	205,933
3.00%, 10/27/27	210,260,000	HUF	544,962
3.00%, 8/21/30	63,380,000	HUF	153,041
3.25%, 10/22/31	97,870,000	HUF	232,288
2.25%, 4/20/33	95,360,000	HUF	201,282
7.00%, 10/24/35	25,000,000	HUF	74,187
3.00%, 4/25/41	25,000,000	HUF	46,122
Total Hungary			1,475,017
India – 4.5%
India Government Bonds
5.15%, 11/9/25	50,000,000	INR	586,655
7.26%, 1/14/29	50,000,000	INR	608,776
5.79%, 5/11/30	50,000,000	INR	569,155
6.10%, 7/12/31	50,000,000	INR	574,048
7.26%, 8/22/32	30,000,000	INR	367,213
7.16%, 9/20/50	50,000,000	INR	612,077
Total India			3,317,924
Indonesia – 12.4%
Indonesia Treasury Bonds
6.50%, 6/15/25	7,700,000,000	IDR	498,624
5.50%, 4/15/26	9,297,000,000	IDR	592,909
8.38%, 9/15/26	6,731,000,000	IDR	451,511
6.13%, 5/15/28	1,400,000,000	IDR	89,661
9.00%, 3/15/29	9,875,000,000	IDR	700,310
8.25%, 5/15/29	5,381,000,000	IDR	371,966
7.00%, 9/15/30	13,000,000,000	IDR	860,111
6.50%, 2/15/31	7,600,000,000	IDR	489,931
8.75%, 5/15/31	8,601,000,000	IDR	619,094
8.25%, 6/15/32	4,489,000,000	IDR	317,611
8.38%, 3/15/34	1,300,000,000	IDR	94,318
7.50%, 6/15/35	11,063,000,000	IDR	761,303
8.25%, 5/15/36	11,563,000,000	IDR	841,170
7.50%, 5/15/38	3,300,000,000	IDR	227,406
8.38%, 4/15/39	2,800,000,000	IDR	207,446
7.50%, 4/15/40	14,800,000,000	IDR	1,020,831
8.75%, 2/15/44	1,390,000,000	IDR	106,289

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2024
Investments	Principal Amount†		Value
Perusahaan Penerbit SBSN Indonesia
4.88%, 7/15/26	3,500,000,000	IDR	$220,378
6.38%, 3/15/34	4,800,000,000	IDR	309,560
6.88%, 3/15/36	5,800,000,000	IDR	387,950
Total Indonesia			9,168,379
Malaysia – 4.8%
Malaysia Government Bonds
3.90%, 11/16/27	2,960,000	MYR	695,801
4.50%, 4/30/29	900,000	MYR	217,224
3.89%, 8/15/29	1,400,000	MYR	329,469
2.63%, 4/15/31	1,050,000	MYR	227,770
3.83%, 7/5/34	485,000	MYR	112,922
4.25%, 5/31/35	400,000	MYR	96,126
4.76%, 4/7/37	332,000	MYR	83,370
3.76%, 5/22/40	500,000	MYR	112,879
4.92%, 7/6/48	675,000	MYR	174,835
4.46%, 3/31/53	650,000	MYR	157,346
Malaysia Government Investment Issue
3.73%, 3/31/26	1,000,000	MYR	232,884
3.42%, 9/30/27	500,000	MYR	115,771
3.47%, 10/15/30	980,000	MYR	224,294
3.45%, 7/15/36	825,000	MYR	182,807
4.42%, 9/30/41	2,400,000	MYR	581,995
Total Malaysia			3,545,493
Mexico – 3.0%
Mexico Bonos
10.00%, 11/20/36	6,812,000	MXN	354,390
8.50%, 11/18/38	8,709,000	MXN	396,306
7.75%, 11/13/42	15,527,000	MXN	638,061
8.00%, 11/7/47	12,400,000	MXN	515,227
8.00%, 7/31/53	7,200,000	MXN	296,109
Total Mexico			2,200,093
Peru – 4.3%
Peru Government Bonds
5.94%, 2/12/29	2,375,000	PEN	653,243
6.95%, 8/12/31	1,000,000	PEN	282,742
6.15%, 8/12/32	2,731,000	PEN	728,289
7.30%, 8/12/33(b)	1,511,000	PEN	428,467
5.40%, 8/12/34	965,000	PEN	236,322
6.90%, 8/12/37	1,500,000	PEN	402,558
5.35%, 8/12/40	1,780,000	PEN	404,821
Total Peru			3,136,442
Poland – 8.6%
Republic of Poland Government Bonds
0.75%, 4/25/25	635,000	PLN	161,072
3.25%, 7/25/25	2,545,000	PLN	654,655
2.50%, 7/25/26	5,785,000	PLN	1,437,161
2.50%, 7/25/27	2,405,000	PLN	583,382
7.50%, 7/25/28	5,000,000	PLN	1,405,351
2.75%, 10/25/29	3,585,000	PLN	831,277
Investments	Principal Amount†		Value
1.25%, 10/25/30	1,505,000	PLN	$310,228
6.00%, 10/25/33	3,500,000	PLN	947,703
Total Poland			6,330,829
Romania – 2.0%
Romania Government Bonds
2.50%, 10/25/27	450,000	RON	89,926
4.15%, 1/26/28	940,000	RON	196,516
5.00%, 2/12/29	1,720,000	RON	363,459
8.00%, 4/29/30	1,885,000	RON	447,409
3.65%, 9/24/31	755,000	RON	141,151
4.75%, 10/11/34	560,000	RON	107,597
4.25%, 4/28/36	800,000	RON	144,004
Total Romania			1,490,062
South Africa – 7.8%
Republic of South Africa Government Bonds
8.00%, 1/31/30	10,455,000	ZAR	559,829
7.00%, 2/28/31	10,267,000	ZAR	507,582
8.25%, 3/31/32	16,095,000	ZAR	827,244
8.88%, 2/28/35	18,810,000	ZAR	946,667
6.25%, 3/31/36	7,021,600	ZAR	279,462
8.50%, 1/31/37	19,750,000	ZAR	927,823
9.00%, 1/31/40	14,100,000	ZAR	667,346
6.50%, 2/28/41	4,005,000	ZAR	148,511
8.75%, 1/31/44	5,215,000	ZAR	235,620
8.75%, 2/28/48	15,120,000	ZAR	680,332
Total South Africa			5,780,416
Thailand – 4.6%
Thailand Government Bonds
1.45%, 12/17/24	23,270,000	THB	686,036
3.85%, 12/12/25	5,480,000	THB	165,281
2.88%, 12/17/28	6,752,000	THB	204,473
1.60%, 12/17/29	15,245,000	THB	435,025
3.65%, 6/20/31	9,000,000	THB	286,627
2.00%, 12/17/31	12,250,000	THB	351,438
3.35%, 6/17/33	2,500,000	THB	78,562
1.60%, 6/17/35	2,130,000	THB	57,045
3.40%, 6/17/36	13,952,000	THB	444,195
3.30%, 6/17/38	12,522,000	THB	394,050
2.88%, 6/17/46	10,235,000	THB	290,007
Total Thailand			3,392,739
Turkey – 0.7%
Turkiye Government Bonds
8.00%, 3/12/25	4,657,000	TRY	115,386
10.60%, 2/11/26	8,290,000	TRY	173,380
11.00%, 2/24/27	7,106,000	TRY	139,794
10.50%, 8/11/27	3,435,000	TRY	63,218
11.70%, 11/13/30	2,305,000	TRY	39,852
Total Turkey			531,630
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $67,393,880)			60,960,386

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2024
Investments	Principal Amount†		Value
SUPRANATIONAL BONDS – 8.0%
European Investment Bank
7.75%, 1/30/25	9,850,000	MXN	$495,073
8.00%, 5/5/27(b)	12,315,000	ZAR	702,250
Inter-American Development Bank 7.50%, 12/5/24	890,000	MXN	45,037
International Bank for Reconstruction & Development
8.25%, 12/21/26	11,175,000	ZAR	640,053
6.88%, 2/9/29	10,000,000	MXN	463,901
7.07%, 6/26/29	16,000,000	MXN	759,475
International Finance Corp.
7.00%, 7/20/27	27,980,000	MXN	1,337,790
7.50%, 1/18/28	19,700,000	MXN	951,460
7.75%, 1/18/30	10,000,000	MXN	482,018
TOTAL SUPRANATIONAL BONDS (Cost: $6,227,294)			5,877,057
Investments	Principal Amount†	Value
REPURCHASE AGREEMENT – 5.9%
United States – 5.9%
Citigroup, Inc., tri-party repurchase agreement dated 8/30/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.33% due 9/3/24; Proceeds at maturity – $4,342,570 (fully collateralized by U.S. Treasury Note, 3.25% due 8/31/24; Market value including accrued interest – $4,426,850) (Cost: $4,340,000)	4,340,000	$4,340,000
TOTAL INVESTMENTS IN SECURITIES – 96.5% (Cost: $77,961,174)		71,177,443
Other Assets less Liabilities – 3.5%		2,617,749
NET ASSETS – 100.0%		$73,795,192

†  Principal amount is reported in U.S. dollars unless otherwise noted.

(a)   Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2024.

(b)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	9/13/2024	6,000,000	TRY	168,825	USD	$5,100	$—
Bank of America NA	9/13/2024	18,700,000	CNY	2,631,209	USD	9,531	—
Barclays Bank PLC	9/13/2024	23,750,000	MXN	1,332,096	USD	—	(124,844)
Citibank NA	9/13/2024	22,000,000	TRY	633,133	USD	4,593	—
Citibank NA	9/13/2024	238,764	USD	1,700,000	CNY	—	(1,303)
HSBC Holdings PLC	9/13/2024	846,000,000	CLP	929,517	USD	—	(6,954)
HSBC Holdings PLC	9/13/2024	3,000,000	CNY	422,297	USD	1,351	—
HSBC Holdings PLC	9/13/2024	238,535	USD	20,000,000	INR	133	—
Morgan Stanley & Co. International	9/13/2024	660,620	USD	55,250,000	INR	2,033	—
Morgan Stanley & Co. International	9/13/2024	456,353	USD	8,500,000	MXN	24,284	—
Royal Bank of Canada	9/13/2024	140,056	USD	1,000,000	CNY	—	(1,160)
Royal Bank of Canada	9/13/2024	59,823	USD	5,000,000	INR	222	—
						$47,247	$(134,261)

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$60,960,386	$—	$60,960,386
Supranational Bonds	—	5,877,057	—	5,877,057
Repurchase Agreement	—	4,340,000	—	4,340,000
Total Investments in Securities	$—	$71,177,443	$—	$71,177,443
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$47,247	$—	$47,247
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(134,261)	$—	$(134,261)
Total – Net	$—	$71,090,429	$—	$71,090,429

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments WisdomTree Floating Rate Treasury Fund (USFR) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.5%
U.S. Treasury Notes – 99.5%
U.S. Treasury Floating Rate Notes
5.21%, 10/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	$4,409,427,000	$4,407,011,604
5.29%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.25%)*	4,748,844,000	4,750,531,977
5.19%, 4/30/26, (3-month U.S. Treasury Bill Money Market Yield + 0.15%)*	4,859,784,000	4,853,634,721
5.23%, 7/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.18%)*	3,278,566,000	3,275,246,845
TOTAL INVESTMENTS IN SECURITIES – 99.5%
(Cost: $17,297,988,126)		17,286,425,147
Other Assets less Liabilities – 0.5%		80,059,926
NET ASSETS – 100.0%		$17,366,485,073

*     Floating rate note. Coupon shown is in effect at August 31, 2024. Date represents the ultimate maturity date.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$17,286,425,147	$—	$17,286,425,147
Total Investments in Securities	$—	$17,286,425,147	$—	$17,286,425,147

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2024
Investments	Principal Amount	Value
CORPORATE BONDS – 95.8%
Canada – 0.7%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	$333,000	$310,080
4.13%, 12/1/31(a)(b)	193,000	175,757
Primo Water Holdings, Inc. 4.38%, 4/30/29(a)	280,000	265,686
Ritchie Bros. Holdings, Inc. 6.75%, 3/15/28(a)	71,000	73,213
Wrangler Holdco Corp. 6.63%, 4/1/32(a)(b)	200,000	206,766
Total Canada		1,031,502
United States – 95.1%
ACCO Brands Corp. 4.25%, 3/15/29(a)(b)	339,000	315,829
AdaptHealth LLC 4.63%, 8/1/29(a)(b)	627,000	572,884
Adient Global Holdings Ltd. 8.25%, 4/15/31(a)(b)	226,000	240,493
ADT Security Corp. 4.88%, 7/15/32(a)	319,000	304,017
Advanced Drainage Systems, Inc. 6.38%, 6/15/30(a)	18,000	18,316
AECOM 5.13%, 3/15/27	155,000	155,285
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 3/15/26(a)	60,000	58,171
4.63%, 1/15/27(a)	209,000	204,586
3.50%, 3/15/29(a)	265,000	246,071
4.88%, 2/15/30(a)(b)	678,000	666,277
Allison Transmission, Inc.
5.88%, 6/1/29(a)	275,000	276,193
3.75%, 1/30/31(a)	121,000	110,170
Ally Financial, Inc. 6.70%, 2/14/33(b)	240,000	247,891
AMC Networks, Inc. 10.25%, 1/15/29(a)	415,000	417,648
American Axle & Manufacturing, Inc. 5.00%, 10/1/29(b)	354,000	329,383
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 8/20/26	447,000	442,678
9.38%, 6/1/28(a)	211,000	221,611
AMN Healthcare, Inc. 4.63%, 10/1/27(a)	59,000	57,782
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 3/1/27(a)	204,000	204,024
5.75%, 1/15/28(a)	153,000	153,294
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/29(a)(b)	410,000	295,179
Investments	Principal Amount	Value
Apache Corp.
4.25%, 1/15/30	$21,000	$20,081
5.10%, 9/1/40	43,000	38,040
4.75%, 4/15/43	16,000	13,118
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	287,000	254,537
APX Group, Inc.
6.75%, 2/15/27(a)	123,000	123,359
5.75%, 7/15/29(a)	343,000	340,568
Aramark Services, Inc.
5.00%, 4/1/25(a)	66,000	66,036
5.00%, 2/1/28(a)	55,000	54,034
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	8,000	8,068
6.25%, 4/1/28(a)	129,000	129,680
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	187,000	178,697
5.00%, 2/15/32(a)	323,000	304,466
ASGN, Inc. 4.63%, 5/15/28(a)	200,000	193,752
Avantor Funding, Inc. 4.63%, 7/15/28(a)	558,000	544,742
Avient Corp. 5.75%, 5/15/25(a)	55,000	55,026
Axalta Coating Systems LLC 3.38%, 2/15/29(a)	86,000	80,198
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(a)	170,000	168,006
B&G Foods, Inc.
5.25%, 4/1/25	73,000	72,452
5.25%, 9/15/27(b)	475,000	450,395
Bath & Body Works, Inc. 6.63%, 10/1/30(a)	30,000	30,411
Beacon Roofing Supply, Inc. 6.50%, 8/1/30(a)	16,000	16,459
BellRing Brands, Inc. 7.00%, 3/15/30(a)	197,000	205,443
Berry Global, Inc.
4.88%, 7/15/26(a)	16,000	15,861
5.80%, 6/15/31(a)	184,000	189,980
5.65%, 1/15/34(a)	198,000	202,291
Block, Inc. 3.50%, 6/1/31(b)	257,000	232,341
Boyd Gaming Corp.
4.75%, 12/1/27	297,000	292,575
4.75%, 6/15/31(a)	300,000	282,585
Bread Financial Holdings, Inc. 9.75%, 3/15/29(a)	425,000	459,680
Brink’s Co. 4.63%, 10/15/27(a)	76,000	74,325

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2024
Investments	Principal Amount	Value
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(a)	$144,000	$143,811
4.50%, 4/1/27(a)	301,000	291,196
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	480,000	438,994
6.38%, 6/15/32(a)	719,000	741,792
Cable One, Inc. 4.00%, 11/15/30(a)(b)	364,000	279,960
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	676,000	640,524
7.00%, 2/15/30(a)	286,000	296,768
California Resources Corp. 8.25%, 6/15/29(a)	439,000	452,938
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30(a)	538,000	492,297
4.50%, 8/15/30(a)	238,000	212,529
4.25%, 1/15/34(a)	749,000	604,368
CDW LLC/CDW Finance Corp.
4.25%, 4/1/28	31,000	30,483
3.25%, 2/15/29	112,000	105,108
3.57%, 12/1/31	170,000	153,008
Centene Corp.
4.25%, 12/15/27	21,000	20,545
4.63%, 12/15/29	1,196,000	1,164,055
3.00%, 10/15/30	524,000	466,019
2.50%, 3/1/31	592,000	502,957
Central Garden & Pet Co. 4.13%, 10/15/30	230,000	211,743
Century Communities, Inc. 3.88%, 8/15/29(a)	254,000	235,593
Charles River Laboratories International, Inc. 4.00%, 3/15/31(a)	317,000	292,100
Chart Industries, Inc. 7.50%, 1/1/30(a)	219,000	230,456
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45	658,000	630,838
3.70%, 4/1/51	513,000	327,689
Chemours Co.
5.38%, 5/15/27	280,000	272,292
5.75%, 11/15/28(a)	492,000	460,438
Chesapeake Energy Corp.
5.88%, 2/1/29(a)(b)	63,000	63,248
6.75%, 4/15/29(a)	90,000	91,494
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(a)	1,225,000	1,187,895
8.00%, 12/15/27(a)	203,000	203,682
5.25%, 5/15/30(a)	582,000	521,990
4.75%, 2/15/31(a)	1,421,000	1,213,477
Investments	Principal Amount	Value
Churchill Downs, Inc.
5.50%, 4/1/27(a)	$59,000	$58,789
4.75%, 1/15/28(a)	325,000	317,710
5.75%, 4/1/30(a)	355,000	352,962
Cinemark USA, Inc. 5.25%, 7/15/28(a)(b)	332,000	326,602
Civitas Resources, Inc.
8.38%, 7/1/28(a)	378,000	399,633
8.63%, 11/1/30(a)	463,000	504,827
8.75%, 7/1/31(a)	462,000	499,477
Clarivate Science Holdings Corp. 4.88%, 7/1/29(a)(b)	683,000	658,453
Clean Harbors, Inc. 4.88%, 7/15/27(a)	151,000	149,522
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	288,000	280,284
3.75%, 2/15/31(a)	274,000	248,707
Cleveland-Cliffs, Inc.
4.63%, 3/1/29(a)	179,000	168,068
6.75%, 4/15/30(a)	360,000	365,789
7.00%, 3/15/32(a)(b)	265,000	266,328
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/30(a)	835,000	835,134
CNX Resources Corp. 7.38%, 1/15/31(a)	287,000	300,234
Cogent Communications Group LLC 3.50%, 5/1/26(a)	5,000	4,848
Coherent Corp. 5.00%, 12/15/29(a)(b)	273,000	264,417
Coinbase Global, Inc.
3.38%, 10/1/28(a)	730,000	641,152
3.63%, 10/1/31(a)	216,000	177,774
CommScope LLC
6.00%, 3/1/26(a)	530,000	510,549
4.75%, 9/1/29(a)(b)	742,000	595,366
Compass Minerals International, Inc. 6.75%, 12/1/27(a)(b)	179,000	173,684
Comstock Resources, Inc.
6.75%, 3/1/29(a)(b)	960,000	945,936
5.88%, 1/15/30(a)	429,000	406,121
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(a)	292,000	277,686
CoreCivic, Inc. 8.25%, 4/15/29	242,000	255,409
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/31(a)	630,000	618,490
Credit Acceptance Corp. 9.25%, 12/15/28(a)	159,000	171,281
Crescent Energy Finance LLC
7.63%, 4/1/32(a)	388,000	400,525
7.38%, 1/15/33(a)	430,000	441,700

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2024
Investments	Principal Amount	Value
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	$64,000	$58,804
Crown Americas LLC 5.25%, 4/1/30	175,000	174,939
CSC Holdings LLC
4.13%, 12/1/30(a)	775,000	510,167
3.38%, 2/15/31(a)(b)	551,000	357,351
4.50%, 11/15/31(a)	1,070,000	713,176
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)	39,000	39,536
CVR Energy, Inc. 8.50%, 1/15/29(a)	375,000	382,459
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	344,000	334,585
Darling Ingredients, Inc. 6.00%, 6/15/30(a)	146,000	147,605
DaVita, Inc.
4.63%, 6/1/30(a)	241,000	227,576
3.75%, 2/15/31(a)	1,473,000	1,314,623
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/29(a)	469,000	494,213
DT Midstream, Inc. 4.38%, 6/15/31(a)	587,000	552,531
Dycom Industries, Inc. 4.50%, 4/15/29(a)	117,000	112,116
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	116,000	115,368
4.13%, 4/1/29(a)	125,000	118,722
Elanco Animal Health, Inc. 6.65%, 8/28/28	204,000	212,129
Elastic NV 4.13%, 7/15/29(a)	227,000	212,245
Element Solutions, Inc. 3.88%, 9/1/28(a)	264,000	250,011
Encompass Health Corp.
4.50%, 2/1/28	113,000	110,658
4.75%, 2/1/30	153,000	148,505
Encore Capital Group, Inc. 8.50%, 5/15/30(a)	469,000	491,732
Energizer Holdings, Inc.
4.75%, 6/15/28(a)(b)	136,000	131,466
4.38%, 3/31/29(a)	513,000	483,697
Energy Transfer LP 8.00%, 5/15/54, (8.00% fixed rate until 2/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(c)	410,000	437,015
Entegris, Inc. 5.95%, 6/15/30(a)	154,000	156,262
EQM Midstream Partners LP
6.50%, 7/1/27(a)	439,000	450,893
5.50%, 7/15/28	35,000	35,313
4.50%, 1/15/29(a)	456,000	442,279
4.75%, 1/15/31(a)	589,000	568,621
Investments	Principal Amount	Value
Fair Isaac Corp. 4.00%, 6/15/28(a)	$48,000	$45,855
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/29(a)	757,000	710,384
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	605,000	566,970
6.75%, 1/15/30(a)(b)	679,000	611,114
FirstCash, Inc.
4.63%, 9/1/28(a)	200,000	191,806
5.63%, 1/1/30(a)	107,000	105,551
Ford Holdings LLC 9.30%, 3/1/30(b)	595,000	699,375
Ford Motor Co.
3.25%, 2/12/32	497,000	424,100
5.29%, 12/8/46(b)	303,000	274,624
Ford Motor Credit Co. LLC
4.54%, 8/1/26	180,000	178,007
4.95%, 5/28/27	226,000	224,904
5.11%, 5/3/29	478,000	473,330
4.00%, 11/13/30	250,000	230,380
6.13%, 3/8/34	400,000	405,340
Fortrea Holdings, Inc. 7.50%, 7/1/30(a)	290,000	296,331
Gap, Inc.
3.63%, 10/1/29(a)(b)	501,000	449,332
3.88%, 10/1/31(a)	374,000	323,458
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/32(a)	485,000	502,829
Gates Corp. 6.88%, 7/1/29(a)	175,000	179,860
Gen Digital, Inc. 6.75%, 9/30/27(a)	109,000	111,982
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	964,000	981,709
8.88%, 4/15/30	369,000	391,819
7.88%, 5/15/32	215,000	220,796
GEO Group, Inc.
8.63%, 4/15/29	341,000	353,661
10.25%, 4/15/31	390,000	412,304
Glatfelter Corp. 4.75%, 11/15/29(a)	362,000	315,280
Global Atlantic Fin Co. 4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	413,000	389,566
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/27(a)(b)	265,000	241,638
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	126,000	127,205
4.00%, 1/15/31	229,000	212,546

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2024
Investments	Principal Amount	Value
GN Bondco LLC 9.50%, 10/15/31(a)(b)	$475,000	$484,391
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/29(a)	202,000	188,314
Goodyear Tire & Rubber Co.
5.00%, 5/31/26(b)	55,000	54,388
4.88%, 3/15/27(b)	354,000	346,495
5.25%, 7/15/31(b)	886,000	805,728
Graham Packaging Co., Inc. 7.13%, 8/15/28(a)	307,000	303,660
Gray Television, Inc.
7.00%, 5/15/27(a)	759,000	731,038
10.50%, 7/15/29(a)(b)	435,000	446,562
Griffon Corp. 5.75%, 3/1/28	341,000	334,794
Group 1 Automotive, Inc. 4.00%, 8/15/28(a)	250,000	236,835
GXO Logistics, Inc.
6.25%, 5/6/29	59,000	61,560
6.50%, 5/6/34	255,000	265,312
Hanesbrands, Inc. 4.88%, 5/15/26(a)	414,000	411,636
HealthEquity, Inc. 4.50%, 10/1/29(a)	162,000	154,955
Hess Midstream Operations LP
5.13%, 6/15/28(a)	116,000	114,850
4.25%, 2/15/30(a)	415,000	393,304
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	197,000	193,332
3.63%, 2/15/32(a)	656,000	588,957
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)(b)	344,000	325,493
4.88%, 7/1/31(a)	242,000	217,168
6.63%, 1/15/32(a)(b)	295,000	298,921
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	227,000	228,185
4.88%, 6/1/29(a)	304,000	193,143
Hologic, Inc. 3.25%, 2/15/29(a)	148,000	136,919
Hudson Pacific Properties LP 4.65%, 4/1/29(b)	350,000	290,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	822,000	797,907
9.00%, 6/15/30(a)	770,000	779,255
Ingevity Corp. 3.88%, 11/1/28(a)	288,000	267,575
IQVIA, Inc. 5.00%, 5/15/27(a)(b)	200,000	198,662
Iron Mountain, Inc.
4.88%, 9/15/27(a)	309,000	303,500
5.25%, 3/15/28(a)	196,000	193,969
Investments	Principal Amount	Value
5.25%, 7/15/30(a)	$435,000	$425,056
4.50%, 2/15/31(a)	401,000	376,675
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)(b)	194,000	185,400
4.50%, 6/1/31(a)	253,000	227,872
Kinetik Holdings LP 5.88%, 6/15/30(a)	328,000	329,430
Kohl’s Corp. 4.63%, 5/1/31	315,000	260,807
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	243,000	236,252
4.75%, 6/15/29(a)	68,000	65,557
Lamar Media Corp. 3.63%, 1/15/31	326,000	294,896
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	63,000	62,099
4.13%, 1/31/30(a)	373,000	347,617
Level 3 Financing, Inc.
3.40%, 3/1/27(a)	77,000	61,116
10.50%, 4/15/29(a)	410,000	441,418
11.00%, 11/15/29(a)	986,000	1,083,289
10.50%, 5/15/30(a)	787,000	847,056
Levi Strauss & Co. 3.50%, 3/1/31(a)	71,000	64,334
Light & Wonder International, Inc.
7.00%, 5/15/28(a)	138,000	139,717
7.50%, 9/1/31(a)	161,000	169,816
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)(b)	398,000	388,313
LSB Industries, Inc. 6.25%, 10/15/28(a)	189,000	185,413
Macy’s Retail Holdings LLC 5.88%, 4/1/29(a)	179,000	175,076
Marriott Ownership Resorts, Inc. 4.50%, 6/15/29(a)(b)	244,000	227,264
Matador Resources Co.
6.88%, 4/15/28(a)	75,000	77,101
6.50%, 4/15/32(a)	385,000	391,676
Match Group Holdings II LLC
4.63%, 6/1/28(a)	102,000	98,314
3.63%, 10/1/31(a)	195,000	173,330
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/28(a)	337,000	351,009
MGM Resorts International
5.50%, 4/15/27	504,000	504,781
6.50%, 4/15/32	135,000	136,258
Michaels Cos., Inc. 5.25%, 5/1/28(a)	510,000	400,850
MicroStrategy, Inc. 6.13%, 6/15/28(a)	315,000	307,705
See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2024
Investments	Principal Amount	Value
Midcap Financial Issuer Trust 6.50%, 5/1/28(a)	$602,000	$579,028
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	414,000	396,376
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(a)(b)	344,000	246,115
Molina Healthcare, Inc. 3.88%, 11/15/30(a)	628,000	578,024
Moog, Inc. 4.25%, 12/15/27(a)	91,000	87,690
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26(b)	325,000	305,887
5.00%, 10/15/27(b)	908,000	770,420
4.63%, 8/1/29(b)	606,000	466,262
3.50%, 3/15/31	300,000	205,179
Murphy Oil USA, Inc.
4.75%, 9/15/29	96,000	93,286
3.75%, 2/15/31(a)	215,000	194,689
Nabors Industries, Inc. 7.38%, 5/15/27(a)	612,000	619,069
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	360,000	359,752
5.13%, 12/15/30(a)	685,000	651,182
Navient Corp.
5.00%, 3/15/27	25,000	24,525
4.88%, 3/15/28	253,000	241,279
5.50%, 3/15/29	445,000	424,134
9.38%, 7/25/30	285,000	309,567
11.50%, 3/15/31	280,000	315,011
NCR Atleos Corp. 9.50%, 4/1/29(a)	456,000	503,141
NCR Voyix Corp. 5.13%, 4/15/29(a)	499,000	491,540
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/28(a)	300,000	276,399
Newell Brands, Inc.
5.70%, 4/1/26	653,000	651,694
6.63%, 9/15/29	423,000	423,427
Newmark Group, Inc. 7.50%, 1/12/29	280,000	298,152
News Corp.
3.88%, 5/15/29(a)	95,000	89,403
5.13%, 2/15/32(a)	105,000	102,207
Nexstar Media, Inc.
5.63%, 7/15/27(a)	805,000	787,282
4.75%, 11/1/28(a)(b)	535,000	499,695
NextEra Energy Operating Partners LP
4.50%, 9/15/27(a)	222,000	214,401
7.25%, 1/15/29(a)	440,000	461,120
Investments	Principal Amount	Value
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	$363,000	$371,650
8.38%, 2/15/32(a)	880,000	907,262
Noble Finance II LLC 8.00%, 4/15/30(a)	311,000	323,188
Nordstrom, Inc. 5.00%, 1/15/44	182,000	145,008
NRG Energy, Inc.
5.25%, 6/15/29(a)	101,000	100,187
3.63%, 2/15/31(a)	620,000	557,194
NuStar Logistics LP
6.00%, 6/1/26	87,000	87,853
6.38%, 10/1/30(b)	255,000	267,169
Occidental Petroleum Corp.
3.50%, 6/15/25	277,000	273,144
6.45%, 9/15/36	793,000	860,270
6.60%, 3/15/46	480,000	518,534
4.40%, 8/15/49	784,000	606,722
Olin Corp.
5.13%, 9/15/27	24,000	23,718
5.00%, 2/1/30	236,000	228,552
ON Semiconductor Corp. 3.88%, 9/1/28(a)	85,000	81,072
OneMain Finance Corp.
7.13%, 3/15/26	454,000	463,071
6.63%, 1/15/28	196,000	199,928
5.38%, 11/15/29	692,000	666,306
4.00%, 9/15/30	563,000	499,251
Option Care Health, Inc. 4.38%, 10/31/29(a)	130,000	123,644
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	561,000	536,754
5.13%, 4/30/31(a)(b)	1,375,000	1,288,072
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 1/15/29(a)	70,000	66,293
4.63%, 3/15/30(a)(b)	359,000	337,316
Owens & Minor, Inc. 6.63%, 4/1/30(a)(b)	266,000	257,743
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	46,000	46,170
7.25%, 5/15/31(a)(b)	286,000	290,027
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/28(a)	303,000	288,904
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/27(a)	81,000	77,437
Paramount Global
4.95%, 1/15/31(b)	1,075,000	1,001,696
4.38%, 3/15/43	905,000	654,668

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2024
Investments	Principal Amount	Value
4.95%, 5/19/50	$525,000	$392,611
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	1,144,000	1,043,740
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	11,000	10,927
4.88%, 5/15/29(a)	264,000	252,175
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	305,000	301,950
7.88%, 9/15/30(a)	263,000	274,301
Penske Automotive Group, Inc. 3.75%, 6/15/29	52,000	48,469
Performance Food Group, Inc.
5.50%, 10/15/27(a)	237,000	235,993
4.25%, 8/1/29(a)	283,000	267,347
Permian Resources Operating LLC
8.00%, 4/15/27(a)	77,000	79,660
5.88%, 7/1/29(a)	213,000	213,149
7.00%, 1/15/32(a)	170,000	178,498
Pilgrim’s Pride Corp.
4.25%, 4/15/31	271,000	255,171
3.50%, 3/1/32	323,000	285,839
6.25%, 7/1/33	479,000	506,633
Post Holdings, Inc.
5.50%, 12/15/29(a)	102,000	100,436
4.63%, 4/15/30(a)	1,624,000	1,545,902
4.50%, 9/15/31(a)	194,000	180,899
Prestige Brands, Inc. 3.75%, 4/1/31(a)	254,000	230,378
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(a)	401,000	402,708
3.38%, 8/31/27(a)	231,000	219,300
6.25%, 1/15/28(a)	276,000	275,407
PROG Holdings, Inc. 6.00%, 11/15/29(a)	312,000	304,783
PTC, Inc. 4.00%, 2/15/28(a)	55,000	53,014
Qorvo, Inc. 4.38%, 10/15/29	30,000	28,919
QVC, Inc.
4.75%, 2/15/27	235,000	205,954
4.38%, 9/1/28(b)	374,000	281,435
Range Resources Corp.
8.25%, 1/15/29	37,000	38,351
4.75%, 2/15/30(a)	72,000	69,213
Regal Rexnord Corp.
6.05%, 4/15/28	130,000	134,072
6.30%, 2/15/30	360,000	379,778
6.40%, 4/15/33	210,000	223,102
Investments	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	$70,000	$68,601
6.50%, 4/1/32(a)	180,000	185,427
Rithm Capital Corp.
6.25%, 10/15/25(a)	17,000	16,991
8.00%, 4/1/29(a)	390,000	388,541
RLJ Lodging Trust LP
3.75%, 7/1/26(a)	7,000	6,778
4.00%, 9/15/29(a)	212,000	192,642
ROBLOX Corp. 3.88%, 5/1/30(a)	234,000	215,697
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	167,000	158,937
Sabra Health Care LP 3.20%, 12/1/31	121,000	105,149
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/32(b)	279,000	285,113
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(a)	443,000	439,297
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/28(a)	64,000	65,170
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(a)(b)	238,000	230,208
Sensata Technologies BV 4.00%, 4/15/29(a)	394,000	372,216
Sensata Technologies, Inc. 3.75%, 2/15/31(a)	335,000	303,674
Service Corp. International 3.38%, 8/15/30	531,000	478,123
Service Properties Trust
8.38%, 6/15/29	410,000	406,417
8.63%, 11/15/31(a)	272,000	290,779
8.88%, 6/15/32	310,000	292,876
Silgan Holdings, Inc. 4.13%, 2/1/28	40,000	38,698
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(b)	342,000	204,783
4.13%, 12/1/30(a)	135,000	95,257
Sirius XM Radio, Inc.
4.00%, 7/15/28(a)	776,000	728,129
5.50%, 7/1/29(a)	1,636,000	1,594,904
4.13%, 7/1/30(a)	724,000	650,528
3.88%, 9/1/31(a)	66,000	56,748
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/28(a)	238,000	250,745
Six Flags Entertainment Corp. 7.25%, 5/15/31(a)(b)	249,000	258,405
Skyworks Solutions, Inc. 3.00%, 6/1/31	124,000	108,617

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2024
Investments	Principal Amount	Value
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	$274,000	$256,390
4.88%, 11/15/31(a)(b)	338,000	309,953
Southwestern Energy Co.
5.38%, 3/15/30	186,000	184,689
4.75%, 2/1/32	430,000	408,233
SS&C Technologies, Inc. 5.50%, 9/30/27(a)	253,000	253,038
Stagwell Global LLC 5.63%, 8/15/29(a)	538,000	510,304
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	244,000	237,356
7.25%, 4/1/29(a)	145,000	151,125
Station Casinos LLC 4.63%, 12/1/31(a)	509,000	472,886
StoneX Group, Inc. 7.88%, 3/1/31(a)	157,000	165,329
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/31(a)	361,000	331,925
SunCoke Energy, Inc. 4.88%, 6/30/29(a)	275,000	250,572
Sunoco LP 7.25%, 5/1/32(a)	636,000	673,931
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	333,000	320,329
4.50%, 4/30/30	204,000	194,512
Surgery Center Holdings, Inc. 7.25%, 4/15/32(a)(b)	315,000	331,352
Synchrony Financial 7.25%, 2/2/33	305,000	315,840
Talos Production, Inc.
9.00%, 2/1/29(a)	350,000	372,120
9.38%, 2/1/31(a)	395,000	422,342
Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	340,000	337,049
TEGNA, Inc.
4.63%, 3/15/28	952,000	895,765
5.00%, 9/15/29	260,000	241,597
Teleflex, Inc. 4.25%, 6/1/28(a)	110,000	106,000
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)(b)	263,000	244,913
3.88%, 10/15/31(a)	466,000	411,511
Tenet Healthcare Corp.
6.13%, 10/1/28(b)	83,000	83,369
4.38%, 1/15/30	249,000	238,836
6.13%, 6/15/30	476,000	484,749
Tenneco, Inc. 8.00%, 11/17/28(a)	1,160,000	1,085,656
Terex Corp. 5.00%, 5/15/29(a)	158,000	153,633
Thor Industries, Inc. 4.00%, 10/15/29(a)	241,000	220,749
Investments	Principal Amount	Value
TopBuild Corp. 4.13%, 2/15/32(a)	$230,000	$209,905
Townsquare Media, Inc. 6.88%, 2/1/26(a)(b)	190,000	189,966
TransDigm, Inc.
5.50%, 11/15/27	2,000	1,990
6.75%, 8/15/28(a)	363,000	373,661
4.63%, 1/15/29(b)	488,000	469,964
6.38%, 3/1/29(a)	490,000	505,195
4.88%, 5/1/29	839,000	812,236
Transocean, Inc. 8.75%, 2/15/30(a)	2,550	2,697
Travel & Leisure Co.
6.63%, 7/31/26(a)	121,000	123,254
4.50%, 12/1/29(a)	227,000	211,964
TreeHouse Foods, Inc. 4.00%, 9/1/28	306,000	283,126
TriNet Group, Inc. 3.50%, 3/1/29(a)	197,000	182,383
Tronox, Inc. 4.63%, 3/15/29(a)	509,000	464,666
TTM Technologies, Inc. 4.00%, 3/1/29(a)	189,000	178,374
U.S. Foods, Inc.
6.88%, 9/15/28(a)	20,000	20,829
4.75%, 2/15/29(a)	223,000	217,592
4.63%, 6/1/30(a)(b)	235,000	224,864
United Natural Foods, Inc. 6.75%, 10/15/28(a)(b)	364,000	342,240
United Rentals North America, Inc.
5.50%, 5/15/27	81,000	81,063
3.88%, 11/15/27	161,000	155,808
4.88%, 1/15/28(b)	36,000	35,560
3.88%, 2/15/31	975,000	901,446
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	302,000	304,821
7.13%, 3/15/29(a)	360,000	370,782
Valvoline, Inc. 3.63%, 6/15/31(a)	240,000	214,068
Vector Group Ltd. 5.75%, 2/1/29(a)	330,000	334,910
VeriSign, Inc. 5.25%, 4/1/25	1,000	1,000
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/31(a)	235,000	244,459
VICI Properties LP
5.13%, 5/15/32	142,000	140,219
5.63%, 5/15/52	115,000	109,248
6.13%, 4/1/54	285,000	290,885
VICI Properties LP/VICI Note Co., Inc. 5.75%, 2/1/27(a)	146,000	148,139

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2024
Investments	Principal Amount	Value
Victoria’s Secret & Co. 4.63%, 7/15/29(a)(b)	$372,000	$324,968
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	162,000	161,909
5.00%, 7/31/27(a)	237,000	234,817
4.38%, 5/1/29(a)	106,000	101,646
7.75%, 10/15/31(a)	391,000	416,927
6.88%, 4/15/32(a)(b)	100,000	104,111
Vontier Corp.
1.80%, 4/1/26	9,000	8,567
2.95%, 4/1/31(b)	188,000	162,667
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	29,000	27,640
3.20%, 4/15/30	100,000	80,590
4.10%, 4/15/50(b)	293,000	190,813
Weatherford International Ltd. 8.63%, 4/30/30(a)	448,000	465,100
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	26,000	26,697
6.63%, 3/15/32(a)(b)	315,000	325,452
Western Alliance Bancorp 3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(b)(c)	275,000	250,052
William Carter Co. 5.63%, 3/15/27(a)	19,000	18,986
Williams Scotsman, Inc. 4.63%, 8/15/28(a)	445,000	430,021
Wolverine World Wide, Inc. 4.00%, 8/15/29(a)(b)	362,000	309,409
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(a)	95,000	91,247
Xerox Holdings Corp.
5.00%, 8/15/25(a)	292,000	287,588
5.50%, 8/15/28(a)	438,000	375,524
Investments	Principal Amount	Value
XHR LP
6.38%, 8/15/25(a)	$46,000	$46,035
4.88%, 6/1/29(a)(b)	28,000	26,664
XPO, Inc. 7.13%, 2/1/32(a)	134,000	140,748
Yum! Brands, Inc. 3.63%, 3/15/31(b)	52,000	47,811
ZipRecruiter, Inc. 5.00%, 1/15/30(a)	304,000	272,834
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(a)	308,000	284,866
Total United States		140,403,349
TOTAL CORPORATE BONDS (Cost: $140,418,233)		141,434,851
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.9%
United States – 13.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(d) (Cost: $20,578,178)	20,578,178	20,578,178
TOTAL INVESTMENTS IN SECURITIES – 109.7% (Cost: $160,996,411)		162,013,029
Other Assets less Liabilities – (9.7)%		(14,369,329)
NET ASSETS – 100.0%		$147,643,700

(a)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at August 31, 2024 (See Note 2). At August 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $20,183,600 and the total market value of the collateral held by the Fund was $21,031,700. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $453,522.

(c)  Rate shown reflects the accrual rate as of August 31, 2024 on securities with variable or step rates.

(d)  Rate shown represents annualized 7-day yield as of August 31, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	45	12/31/24	$ (9,339,609)	$ 11,391
5 Year U.S. Treasury Note	1,052	12/31/24	(115,087,157)	427,374
U.S. Treasury Ultra Long Term Bond	30	12/19/24	(3,958,125)	64,261
Ultra 10 Year U.S. Treasury Note	3	12/19/24	(352,313)	3,009
			$(128,737,204)	$506,035
Long Exposure
10 Year U.S. Treasury Note	28	12/19/24	$ 3,179,750	$(20,563)
Total – Net			$(125,557,454)	$485,472

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$141,434,851	$—	$141,434,851
Investment of Cash Collateral for Securities Loaned	—	20,578,178	—	20,578,178
Total Investments in Securities	$—	$162,013,029	$—	$162,013,029
Financial Derivative Instruments
Futures Contracts[1]	$506,035	$—	$—	$506,035
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(20,563)	$—	$—	$(20,563)
Total – Net	$485,472	$162,013,029	$—	$162,498,501

1     Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 27.1%
Federal Farm Credit Bank – 0.2%
5.00%, 7/30/26	$30,000	$30,525
1.00%, 10/7/26	150,000	140,381
1.23%, 9/10/29	100,000	86,993
Total Federal Farm Credit Bank		257,899
Federal Home Loan Bank – 0.3%
1.00%, 7/27/26, Series 0004	125,000	118,051
3.25%, 11/16/28	285,000	279,095
5.50%, 7/15/36	15,000	16,875
Total Federal Home Loan Bank		414,021
Federal Home Loan Mortgage Corporation – 8.1%
0.38%, 9/23/25	665,000	637,815
3.00%, 4/1/27	6,368	6,253
2.50%, 3/1/28	8,162	7,938
2.50%, 4/1/28	20,758	20,163
3.50%, 1/1/29	9,046	8,904
2.50%, 6/1/29	16,669	16,123
3.00%, 8/1/29	8,731	8,520
2.50%, 1/1/30	10,355	9,992
2.50%, 2/1/30	14,841	14,312
3.00%, 4/1/30	15,530	15,110
6.75%, 3/15/31	50,000	58,067
3.00%, 4/1/31	69,554	67,369
2.50%, 12/1/31	18,763	17,913
3.00%, 7/1/32	62,528	60,346
6.25%, 7/15/32	39,000	45,037
3.50%, 9/1/32	16,168	15,804
2.50%, 11/1/32	9,036	8,588
3.00%, 1/1/33	8,210	7,910
3.00%, 9/1/33	5,766	5,538
4.00%, 11/1/33	5,538	5,495
3.00%, 2/1/34	15,594	14,998
4.00%, 5/1/34	18,303	18,094
2.50%, 4/1/35	36,880	34,295
2.50%, 5/1/35	7,803	7,291
3.00%, 5/1/35	13,016	12,470
3.50%, 6/1/35	12,477	12,106
2.00%, 8/1/35	50,518	46,235
2.00%, 10/1/35	124,721	114,071
2.50%, 10/1/35	61,180	57,088
1.50%, 12/1/35	161,709	143,742
1.50%, 2/1/36	76,769	68,210
2.00%, 3/1/36	23,575	21,356
2.00%, 7/1/36	33,823	30,670
1.50%, 8/1/36	52,752	46,640
2.00%, 12/1/36	43,714	39,606
1.50%, 1/1/37	132,156	116,692
1.50%, 3/1/37	51,428	45,382
1.50%, 4/1/37	51,046	45,045
Investments in Long Securities	Principal Amount	Value
2.50%, 6/1/37	$74,044	$68,861
4.00%, 9/1/37	18,443	18,177
3.50%, 10/1/37	19,241	18,651
5.50%, 4/1/38	15,839	16,529
4.50%, 7/1/38	20,481	20,446
5.50%, 10/1/38	20,156	20,453
4.88%, 11/15/38(a)	50,000	26,335
4.50%, 12/1/40	23,073	23,235
1.50%, 1/1/41	60,521	50,761
4.00%, 2/1/41	34,314	33,804
2.00%, 4/1/41	65,533	56,785
2.00%, 6/1/41	37,512	32,505
2.00%, 8/1/41	85,066	73,711
1.50%, 12/1/41	62,165	51,979
2.00%, 12/1/41	20,257	17,610
1.50%, 1/1/42	63,244	52,880
2.50%, 1/1/42	19,604	17,499
3.50%, 3/1/42	21,293	20,167
3.50%, 6/1/42	252,581	238,954
3.00%, 7/1/43	41,590	38,464
3.00%, 8/1/43	44,014	40,302
4.00%, 12/1/43	7,534	7,327
3.00%, 1/1/44	43,407	39,791
3.50%, 9/1/44	32,293	30,568
4.00%, 9/1/44	20,058	19,440
3.50%, 1/1/45	47,692	44,918
4.50%, 7/1/45	12,203	12,213
3.50%, 8/1/45	21,219	19,993
3.50%, 9/1/45	25,992	24,470
4.00%, 11/1/45	14,214	13,770
3.00%, 1/1/46	89,752	81,597
3.50%, 3/1/46	14,257	13,417
3.50%, 4/1/46	56,874	53,218
3.50%, 5/1/46	6,213	5,814
3.00%, 9/1/46	265,576	240,671
4.50%, 9/1/46	30,262	30,236
3.00%, 11/1/46	28,634	25,935
4.00%, 11/1/46	7,969	7,696
3.00%, 2/1/47	133,239	121,746
3.50%, 2/1/47	61,052	57,127
4.00%, 2/1/47	6,691	6,461
4.50%, 4/1/47	5,966	5,920
3.50%, 5/1/47	6,179	5,782
3.50%, 7/1/47	74,275	70,267
4.00%, 7/1/47	36,607	35,240
3.50%, 8/1/47	35,492	33,208
4.00%, 8/1/47	15,310	14,749
3.50%, 10/1/47	9,055	8,472
3.50%, 11/1/47	121,000	113,562
4.00%, 2/1/48	13,273	12,787

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
4.00%, 7/1/48	$62,064	$60,098
5.00%, 3/1/49	24,333	24,531
3.50%, 7/1/49	21,973	20,540
3.50%, 8/1/49	30,118	28,115
4.00%, 8/1/49	48,544	46,656
2.50%, 9/1/49	79,798	68,919
3.00%, 10/1/49	76,330	68,629
5.00%, 10/1/49	8,760	8,825
3.00%, 12/1/49	258,847	234,105
3.00%, 2/1/50	46,814	42,267
3.50%, 4/1/50	94,758	88,697
4.00%, 5/1/50	60,129	58,068
2.50%, 6/1/50	158,555	137,335
3.00%, 6/1/50	86,808	78,080
2.50%, 7/1/50	114,604	99,374
2.00%, 8/1/50	456,879	378,235
2.50%, 8/1/50	140,655	122,170
1.50%, 11/1/50	114,408	89,503
2.00%, 11/1/50	52,605	43,414
1.50%, 12/1/50	39,179	30,703
1.50%, 1/1/51	38,983	30,491
2.00%, 1/1/51	246,822	203,567
2.50%, 1/1/51	60,185	51,735
4.50%, 1/1/51	39,089	38,733
1.50%, 2/1/51	75,521	59,171
2.00%, 3/1/51	113,437	94,127
2.50%, 3/1/51	31,566	27,125
1.50%, 4/1/51	241,441	188,751
2.00%, 5/1/51	171,500	141,358
2.50%, 5/1/51	299,040	255,413
3.00%, 7/1/51	91,227	82,051
2.50%, 9/1/51	179,879	154,170
2.00%, 10/1/51	514,957	422,956
2.50%, 10/1/51	122,427	106,124
2.00%, 12/1/51	438,824	362,593
2.50%, 12/1/51	251,591	215,399
2.00%, 1/1/52	98,583	80,919
2.50%, 1/1/52	44,170	37,840
2.50%, 2/1/52	252,623	217,377
3.50%, 2/1/52	91,140	84,417
3.00%, 3/1/52	43,987	39,111
2.00%, 4/1/52	354,979	290,797
2.50%, 4/1/52	161,426	138,964
3.00%, 4/1/52	129,785	115,397
2.50%, 5/1/52	219,916	187,780
3.00%, 5/1/52	100,370	89,204
3.50%, 5/1/52	83,759	77,347
3.00%, 6/1/52	65,619	58,741
4.00%, 6/1/52	120,708	115,129
2.50%, 7/1/52	127,885	109,197
Investments in Long Securities	Principal Amount	Value
4.00%, 7/1/52	$55,952	$53,158
5.00%, 7/1/52	84,124	84,447
2.00%, 8/1/52	168,565	138,371
3.00%, 8/1/52	67,562	59,993
4.50%, 8/1/52	24,268	23,659
3.50%, 9/1/52	72,175	66,446
4.50%, 9/1/52	132,026	128,762
5.00%, 9/1/52	43,796	43,771
4.00%, 10/1/52	46,729	44,401
4.50%, 10/1/52	23,313	22,725
4.50%, 11/1/52	81,091	79,020
4.50%, 1/1/53	47,490	46,278
5.50%, 2/1/53	21,870	22,324
5.00%, 4/1/53	256,464	254,681
5.50%, 4/1/53	22,550	22,724
5.00%, 5/1/53	92,271	91,615
5.50%, 5/1/53	24,426	24,639
5.50%, 6/1/53	317,633	320,018
5.00%, 7/1/53	209,480	207,991
5.50%, 9/1/53	350,974	353,544
6.00%, 9/1/53	215,122	219,120
6.50%, 10/1/53	155,616	160,301
5.00%, 11/1/53	48,553	48,207
6.00%, 12/1/53	256,028	261,272
4.50%, 1/1/54	48,079	46,805
6.50%, 2/1/54	22,641	23,320
5.00%, 3/1/54	95,787	95,637
6.50%, 3/1/54	68,917	70,983
Total Federal Home Loan Mortgage Corporation		12,824,151
Federal National Mortgage Association – 10.9%
4.00%, 9/1/25	1,332	1,321
5.50%, 10/1/25	3,420	3,413
4.00%, 7/1/26	148	147
1.88%, 9/24/26	74,000	70,978
3.50%, 10/1/26	11,358	11,211
3.00%, 11/1/26	4,737	4,654
3.50%, 12/1/26	1,170	1,156
3.00%, 2/1/27	15,354	15,071
3.00%, 6/1/27	13,234	12,975
3.00%, 9/1/27	7,041	6,891
2.50%, 8/1/28	6,879	6,670
3.00%, 9/1/28	6,156	6,009
3.00%, 11/1/28	3,947	3,851
7.25%, 5/15/30	115,000	134,887
3.50%, 4/1/31	11,060	10,849
2.50%, 6/1/31	7,804	7,457
2.50%, 7/1/31	8,378	8,001
3.00%, 8/1/31	49,428	48,072
2.50%, 10/1/31	186,336	177,862
3.50%, 11/1/31	16,294	16,021

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
2.50%, 4/1/32	$10,516	$10,050
2.50%, 9/1/32	29,487	28,122
3.00%, 9/1/32	12,588	12,217
3.00%, 10/1/32	14,851	14,308
3.50%, 1/1/33	8,257	8,070
3.50%, 2/1/33	18,222	17,860
3.00%, 6/1/33	51,514	49,390
5.00%, 10/1/33	63,923	64,991
6.00%, 2/1/34	21,375	22,420
4.00%, 3/1/34	6,523	6,470
3.00%, 6/1/34	5,426	5,200
4.00%, 8/1/34	6,118	6,041
3.00%, 1/1/35	7,007	6,715
2.50%, 8/1/35	32,387	30,547
2.00%, 9/1/35	43,389	39,663
1.50%, 10/1/35	32,714	29,092
2.00%, 10/1/35	72,982	66,700
1.50%, 12/1/35	59,157	52,584
2.00%, 12/1/35	193,773	176,913
3.50%, 1/1/36	6,721	6,514
2.00%, 3/1/36	14,186	12,927
1.50%, 4/1/36	156,601	138,630
3.00%, 4/1/36	14,140	13,436
2.00%, 6/1/36	67,831	61,853
3.50%, 7/1/36	16,252	15,727
2.00%, 9/1/36	21,576	19,555
3.00%, 9/1/36	69,382	65,733
2.00%, 10/1/36	143,215	129,800
1.50%, 11/1/36	132,534	117,087
2.00%, 11/1/36	245,539	222,501
1.50%, 12/1/36	19,058	16,832
2.50%, 12/1/36	44,323	41,182
2.00%, 1/1/37	18,406	16,689
2.00%, 2/1/37	97,691	88,479
3.00%, 4/1/37	43,433	41,811
3.50%, 5/1/37	31,140	30,374
2.00%, 6/1/37	109,276	99,254
3.50%, 7/1/37	14,908	14,440
2.00%, 8/1/37	52,330	47,353
5.50%, 8/1/37	132,942	137,474
3.00%, 9/1/37	20,901	19,901
4.00%, 10/1/37	18,507	18,241
2.50%, 2/1/38	24,020	22,317
3.50%, 4/1/38	8,347	8,018
4.50%, 9/1/39	7,522	7,531
3.00%, 12/1/39	25,905	23,977
4.50%, 8/1/40	15,464	15,459
2.00%, 9/1/40	47,043	40,953
2.50%, 9/1/40	47,993	42,896
4.50%, 9/1/40	142,049	142,749
Investments in Long Securities	Principal Amount	Value
5.50%, 9/1/40	$27,681	$28,845
2.00%, 11/1/40	15,810	13,735
2.50%, 12/1/40	26,643	23,813
3.50%, 2/1/41	145,333	137,459
2.00%, 3/1/41	17,728	15,362
2.00%, 5/1/41	59,720	51,820
1.50%, 6/1/41	38,930	32,551
2.50%, 10/1/41	94,092	83,986
2.00%, 11/1/41	157,922	136,842
3.00%, 2/1/42	19,037	17,581
2.00%, 4/1/42	63,314	55,015
2.50%, 5/1/42	63,176	56,364
3.50%, 6/1/42	5,256	4,973
5.00%, 11/1/42	20,227	20,362
3.00%, 1/1/43	46,612	43,152
3.00%, 4/1/43	34,327	31,432
3.00%, 5/1/43	28,918	26,688
3.00%, 6/1/43	56,774	52,446
4.00%, 6/1/43	3,368	3,283
3.00%, 8/1/43	254,491	233,026
3.00%, 9/1/43	40,986	37,806
4.00%, 11/1/43	6,036	5,863
4.00%, 2/1/44	46,068	44,911
4.50%, 2/1/44	59,521	59,873
4.50%, 4/1/44	61,901	61,910
4.00%, 9/1/44	29,658	28,712
4.00%, 12/1/44	67,332	65,742
3.50%, 2/1/45	51,035	48,281
5.00%, 2/1/45	26,577	27,194
3.50%, 4/1/45	32,125	30,235
3.50%, 6/1/45	53,726	50,597
4.00%, 6/1/45	23,417	22,749
3.50%, 8/1/45	29,904	28,144
3.50%, 12/1/45	30,543	28,744
3.50%, 2/1/46	15,359	14,454
3.50%, 4/1/46	5,341	4,997
3.00%, 5/1/46	35,535	32,185
3.50%, 5/1/46	11,828	11,068
3.50%, 6/1/46	61,296	57,355
4.00%, 7/1/46	8,762	8,452
3.00%, 9/1/46	19,768	17,905
4.00%, 10/1/46	9,721	9,376
2.50%, 11/1/46	7,401	6,509
3.00%, 11/1/46	134,071	121,788
3.50%, 12/1/46	56,860	53,379
3.50%, 1/1/47	57,788	54,073
4.00%, 1/1/47	67,693	65,296
4.00%, 2/1/47	7,546	7,278
4.00%, 3/1/47	41,713	40,154
4.00%, 5/1/47	18,168	17,490

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
3.50%, 7/1/47	$70,972	$66,331
4.00%, 8/1/47	123,851	119,669
3.50%, 9/1/47	65,033	61,246
3.50%, 11/1/47	7,801	7,291
3.00%, 12/1/47	46,487	42,105
3.50%, 1/1/48	81,657	76,633
4.00%, 1/1/48	43,343	41,724
4.00%, 4/1/48	161,302	155,770
4.50%, 5/1/48	13,947	13,767
4.50%, 6/1/48	163,040	160,934
4.50%, 7/1/48	21,346	21,069
4.00%, 9/1/48	58,535	56,528
4.00%, 11/1/48	152,623	146,921
5.00%, 5/1/49	31,139	31,392
4.50%, 7/1/49	11,201	11,120
3.00%, 9/1/49	93,356	84,561
4.00%, 9/1/49	77,403	74,503
3.00%, 10/1/49	64,500	58,236
4.00%, 10/1/49	8,640	8,304
5.00%, 11/1/49	30,305	30,735
2.50%, 1/1/50	50,870	43,935
3.50%, 1/1/50	71,313	66,570
4.50%, 1/1/50	26,824	26,580
3.00%, 3/1/50	106,981	96,902
4.00%, 3/1/50	51,813	49,998
4.50%, 3/1/50	56,234	55,804
5.00%, 3/1/50	17,971	18,120
3.00%, 4/1/50	78,760	70,708
3.50%, 4/1/50	6,960	6,483
3.50%, 5/1/50	104,487	97,590
4.00%, 5/1/50	40,035	38,417
2.50%, 6/1/50	191,983	165,388
2.50%, 7/1/50	159,932	138,044
3.00%, 7/1/50	109,256	98,054
2.00%, 8/1/50	185,017	153,698
2.50%, 8/1/50	82,976	71,431
3.00%, 8/1/50	25,877	23,421
2.00%, 9/1/50	1,013,320	837,533
2.50%, 9/1/50	247,216	215,624
2.00%, 10/1/50	293,051	244,058
1.50%, 11/1/50	95,952	75,064
2.50%, 11/1/50	142,790	124,171
1.50%, 12/1/50	154,459	120,894
2.00%, 12/1/50	700,905	580,497
3.00%, 12/1/50	52,123	46,673
1.50%, 1/1/51	35,062	27,424
1.50%, 2/1/51	31,744	24,874
2.50%, 2/1/51	455,821	392,735
1.50%, 3/1/51	122,169	95,750
2.00%, 3/1/51	778,644	646,874
Investments in Long Securities	Principal Amount	Value
2.00%, 4/1/51	$18,971	$15,706
2.50%, 5/1/51	243,695	209,835
2.50%, 6/1/51	266,105	230,491
3.00%, 7/1/51	137,179	122,769
2.50%, 8/1/51	210,504	180,483
2.00%, 9/1/51	396,464	325,538
2.50%, 9/1/51	144,619	123,503
3.50%, 9/1/51	44,998	41,696
2.00%, 10/1/51	712,921	585,383
1.50%, 11/1/51	65,439	51,154
2.50%, 11/1/51	68,480	58,973
3.00%, 11/1/51	100,203	89,522
2.00%, 12/1/51	632,427	518,996
2.50%, 12/1/51	176,547	152,933
3.00%, 12/1/51	96,857	85,952
2.00%, 1/1/52	448,339	367,820
2.50%, 1/1/52	161,573	140,295
3.00%, 1/1/52	71,414	63,357
2.00%, 2/1/52	229,062	188,008
2.50%, 2/1/52	251,364	216,293
2.50%, 3/1/52	295,218	253,636
2.50%, 4/1/52	141,459	121,837
2.50%, 5/1/52	91,203	78,162
3.00%, 5/1/52	81,255	72,216
3.50%, 5/1/52	27,287	25,143
2.50%, 6/1/52	44,710	38,177
3.50%, 6/1/52	131,397	121,418
2.50%, 7/1/52	133,831	114,275
4.50%, 8/1/52	21,741	21,173
2.50%, 9/1/52	97,474	83,543
4.00%, 9/1/52	130,336	123,706
5.00%, 9/1/52	42,588	42,381
4.50%, 10/1/52	52,494	51,162
4.00%, 11/1/52	90,710	86,349
4.50%, 11/1/52	87,239	85,547
5.50%, 11/1/52	22,030	22,245
4.50%, 12/1/52	23,958	23,358
5.50%, 12/1/52	65,672	66,239
3.50%, 1/1/53	67,901	62,525
5.00%, 1/1/53	31,661	31,477
5.50%, 1/1/53	24,257	24,460
4.00%, 2/1/53	91,518	86,833
4.50%, 2/1/53	67,062	65,328
5.00%, 2/1/53	116,374	115,629
5.50%, 2/1/53	66,286	67,371
6.00%, 3/1/53	70,880	72,197
5.50%, 4/1/53	31,946	32,194
5.00%, 6/1/53	48,706	48,629
2.50%, 7/1/53	95,196	81,285
4.50%, 7/1/53	32,871	31,999

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
5.50%, 7/1/53	$22,842	$23,012
5.00%, 8/1/53	71,195	70,760
5.50%, 8/1/53	97,449	98,962
6.00%, 9/1/53	22,917	23,343
6.00%, 11/1/53	24,013	24,590
6.50%, 11/1/53	22,244	22,911
6.50%, 1/1/54	45,581	47,031
6.50%, 4/1/54	60,949	62,775
5.50%, 7/1/54	34,862	35,308
Total Federal National Mortgage Association		17,255,843
Government National Mortgage Association – 6.1%
2.50%, 7/20/28	20,935	20,331
2.00%, 5/20/36	30,014	27,114
5.00%, 2/20/43	16,202	16,620
5.00%, 4/20/44	35,681	36,591
3.50%, 7/20/44	41,392	39,244
4.00%, 7/20/44	82,578	80,389
5.00%, 7/20/44	6,283	6,443
5.00%, 8/20/44	5,871	6,021
3.00%, 9/20/44	25,539	23,516
4.50%, 9/20/44	21,816	21,832
3.50%, 10/20/44	231,789	219,758
3.00%, 1/20/45	9,269	8,535
4.00%, 4/20/45	54,979	53,522
3.00%, 7/20/45	68,353	62,889
3.00%, 12/20/45	53,092	48,848
3.50%, 12/20/45	12,434	11,737
4.50%, 12/20/45	21,035	21,050
3.50%, 1/20/46	50,148	47,340
3.00%, 5/20/46	165,726	151,750
4.00%, 7/20/46	60,627	58,718
2.50%, 10/20/46	48,952	43,439
3.00%, 12/20/46	5,977	5,473
4.00%, 12/20/46	13,711	13,280
4.00%, 1/20/47	12,253	11,867
4.50%, 1/20/47	16,035	16,023
3.00%, 2/20/47	189,099	173,152
3.50%, 2/20/47	45,544	42,913
3.50%, 3/20/47	41,641	39,128
3.50%, 4/20/47	22,336	20,988
4.00%, 4/20/47	65,461	63,322
3.00%, 5/20/47	26,503	24,233
4.00%, 7/20/47	60,643	58,662
4.00%, 8/20/47	12,650	12,242
3.50%, 9/20/47	35,337	33,204
4.50%, 10/20/47	5,529	5,493
3.50%, 1/20/48	85,247	80,102
4.00%, 1/20/48	24,124	23,336
3.00%, 2/20/48	109,667	100,273
3.50%, 2/20/48	127,307	119,624
3.50%, 3/20/48	12,288	11,547
Investments in Long Securities	Principal Amount	Value
3.50%, 4/20/48	$21,835	$20,517
3.50%, 6/20/48	36,401	34,204
3.50%, 7/20/48	31,102	29,220
4.00%, 9/20/48	19,327	18,672
4.50%, 9/20/48	11,046	10,951
3.50%, 10/20/48	96,535	90,694
4.50%, 1/20/49	11,139	11,043
3.50%, 3/20/49	5,499	5,166
4.00%, 3/20/49	19,892	19,211
4.50%, 3/20/49	5,170	5,125
5.00%, 3/20/49	9,705	9,817
4.00%, 4/20/49	8,327	8,039
4.50%, 4/20/49	29,206	28,953
3.50%, 7/20/49	30,719	28,770
3.50%, 8/20/49	18,051	16,905
3.00%, 9/20/49	48,916	44,570
3.00%, 10/20/49	191,602	174,524
4.00%, 10/20/49	22,747	21,974
2.50%, 11/20/49	34,352	30,214
3.00%, 1/20/50	5,533	5,036
3.50%, 1/20/50	3,959	3,708
4.50%, 1/20/50	7,988	7,919
3.00%, 5/20/50	21,193	19,268
2.50%, 6/20/50	28,229	24,762
3.00%, 6/20/50	39,510	35,966
3.50%, 7/20/50	46,582	43,626
5.00%, 7/20/50	38,732	39,426
2.00%, 8/20/50	115,947	98,005
2.50%, 8/20/50	181,252	158,079
3.00%, 9/20/50	165,907	150,711
4.00%, 9/20/50	32,743	31,630
4.50%, 9/20/50	42,804	42,452
2.00%, 11/20/50	235,593	198,784
2.50%, 11/20/50	49,109	43,002
3.00%, 11/20/50	63,072	57,280
2.00%, 12/20/50	162,812	137,517
2.50%, 12/20/50	147,369	128,996
2.00%, 3/20/51	239,751	202,310
2.50%, 3/20/51	390,004	341,471
2.50%, 4/20/51	167,595	146,557
3.00%, 7/20/51	50,474	45,726
2.50%, 8/20/51	180,497	157,896
3.00%, 8/20/51	17,768	16,094
1.50%, 9/20/51	40,254	32,641
2.00%, 9/20/51	404,986	341,554
2.50%, 9/20/51	344,411	301,232
3.00%, 9/20/51	178,742	161,874
2.00%, 10/20/51	146,053	123,166
2.00%, 11/20/51	552,395	465,788
2.50%, 11/20/51	122,887	107,443

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
2.00%, 1/20/52	$29,065	$24,504
2.50%, 1/20/52	82,017	71,697
2.00%, 2/20/52	20,971	17,670
2.50%, 2/20/52	206,618	180,586
3.50%, 2/20/52	20,615	19,209
2.00%, 3/20/52	85,030	71,643
2.50%, 3/20/52	57,807	50,559
3.00%, 5/20/52	93,930	84,953
3.50%, 7/20/52	65,341	60,812
4.50%, 7/20/52	382,734	375,210
4.00%, 8/20/52	44,296	42,368
3.50%, 9/20/52	22,194	20,654
4.00%, 9/20/52	138,267	132,248
4.50%, 9/20/52	44,252	43,382
4.00%, 12/20/52	23,022	22,020
5.00%, 2/20/53	249,767	249,627
4.50%, 6/20/53	47,591	46,608
5.00%, 7/20/53	71,593	71,466
6.00%, 7/20/53	198,096	201,237
4.50%, 10/20/53	24,302	23,800
4.00%, 11/20/53	47,888	45,803
6.50%, 12/20/53	23,547	24,037
5.50%, 3/20/54	24,633	24,798
5.50%, 4/20/54	49,496	49,827
6.50%, 6/20/54	24,859	25,409
5.00%, 9/1/54(b)	225,000	224,546
5.50%, 9/1/54(b)	625,000	629,200
6.00%, 9/1/54(b)	350,000	355,168
6.50%, 9/1/54(b)	225,000	229,790
7.00%, 9/1/54(b)	100,000	102,372
5.50%, 10/1/54(b)	25,000	25,164
6.00%, 10/1/54(b)	25,000	25,359
6.50%, 10/1/54(b)	25,000	25,512
Total Government National Mortgage Association		9,736,275
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	70,000	74,854
4.25%, 9/15/52	30,000	27,505
Total Tennessee Valley Authority		102,359
Uniform Mortgage-Backed Securities – 1.4%
5.00%, 9/1/39(b)	50,000	50,367
6.00%, 9/1/39(b)	25,000	25,582
2.00%, 9/1/54(b)	50,000	40,927
2.50%, 9/1/54(b)	75,000	64,000
3.50%, 9/1/54(b)	25,000	22,895
5.50%, 9/1/54(b)	275,000	276,902
6.00%, 9/1/54(b)	750,000	763,882
6.50%, 9/1/54(b)	500,000	514,972
7.00%, 9/1/54(b)	250,000	259,625
5.00%, 10/1/54(b)	25,000	24,829
5.50%, 10/1/54(b)	50,000	50,349
Investments in Long Securities	Principal Amount	Value
6.00%, 10/1/54(b)	$150,000	$152,772
6.50%, 10/1/54(b)	50,000	51,472
Total Uniform Mortgage-Backed Securities		2,298,574
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $45,405,250)		42,889,122
U.S. GOVERNMENT OBLIGATIONS – 42.7%
U.S. Treasury Bonds – 8.3%
1.13%, 8/15/40	325,000	208,533
1.38%, 11/15/40	240,000	159,469
4.25%, 11/15/40	150,000	152,203
1.88%, 2/15/41	595,000	427,889
2.25%, 5/15/41	325,000	247,127
1.75%, 8/15/41	240,000	166,856
2.00%, 11/15/41	325,000	234,609
3.13%, 11/15/41	405,000	350,768
2.38%, 2/15/42	775,000	592,330
3.13%, 2/15/42	520,000	447,931
3.00%, 5/15/42	250,000	210,332
3.25%, 5/15/42	710,000	618,865
2.75%, 8/15/42	250,000	201,738
4.00%, 11/15/42	285,000	275,025
3.88%, 5/15/43	175,000	165,266
4.38%, 8/15/43	225,000	227,232
3.75%, 11/15/43	155,000	143,375
4.50%, 2/15/44	480,000	492,113
3.38%, 5/15/44	110,000	96,044
4.13%, 8/15/44	90,000	87,829
2.50%, 2/15/45	165,000	123,969
2.50%, 2/15/46	340,000	252,503
2.50%, 5/15/46	595,000	440,486
2.25%, 8/15/46	465,000	326,953
2.88%, 11/15/46	70,000	55,306
3.00%, 2/15/47	250,000	201,524
3.00%, 5/15/47	150,000	120,703
2.75%, 8/15/47	350,000	268,324
2.75%, 11/15/47	100,000	76,492
3.00%, 2/15/49	20,000	15,919
2.88%, 5/15/49	280,000	217,416
2.25%, 8/15/49	45,000	30,642
2.38%, 11/15/49	340,000	237,575
2.00%, 2/15/50	75,000	48,041
1.25%, 5/15/50	100,000	52,570
1.38%, 8/15/50	675,000	365,818
1.63%, 11/15/50	450,000	260,332
1.88%, 2/15/51	500,000	308,477
2.38%, 5/15/51	850,000	589,953
1.88%, 11/15/51	935,000	573,710
2.25%, 2/15/52	200,000	134,609
2.88%, 5/15/52	550,000	425,133
3.00%, 8/15/52	135,000	107,114

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
4.00%, 11/15/52	$200,000	$191,922
3.63%, 2/15/53	450,000	403,699
3.63%, 5/15/53	425,000	381,537
4.13%, 8/15/53	250,000	245,527
4.75%, 11/15/53	150,000	163,383
4.25%, 2/15/54	350,000	351,340
4.63%, 5/15/54	485,000	518,306
4.25%, 8/15/54	140,000	140,799
Total U.S. Treasury Bonds		13,135,616
U.S. Treasury Notes – 34.4%
3.50%, 9/15/25	475,000	470,862
0.25%, 9/30/25	500,000	478,799
5.00%, 9/30/25	300,000	302,074
4.25%, 10/15/25	325,000	324,835
0.25%, 10/31/25	230,000	219,637
2.25%, 11/15/25	815,000	796,074
0.38%, 11/30/25	395,000	376,747
2.88%, 11/30/25	260,000	255,780
0.38%, 12/31/25	695,000	661,268
2.63%, 12/31/25	235,000	230,323
0.38%, 1/31/26	755,000	716,468
2.63%, 1/31/26	340,000	333,007
4.25%, 1/31/26	510,000	510,727
1.63%, 2/15/26	200,000	193,043
0.50%, 2/28/26	670,000	635,335
2.50%, 2/28/26	600,000	586,230
4.63%, 2/28/26	800,000	805,875
4.63%, 3/15/26	250,000	251,987
0.75%, 3/31/26	300,000	284,959
2.25%, 3/31/26	360,000	350,065
3.75%, 4/15/26	180,000	179,170
0.75%, 4/30/26	595,000	563,890
4.88%, 4/30/26	445,000	450,849
1.63%, 5/15/26	255,000	245,039
3.63%, 5/15/26	65,000	64,573
0.88%, 6/30/26	100,000	94,592
0.63%, 7/31/26	380,000	356,933
1.88%, 7/31/26	255,000	245,323
4.38%, 7/31/26	415,000	418,145
1.50%, 8/15/26	700,000	668,199
0.75%, 8/31/26	390,000	366,455
1.38%, 8/31/26	235,000	223,608
3.75%, 8/31/26	380,000	378,731
4.63%, 9/15/26	505,000	511,845
0.88%, 9/30/26	720,000	677,138
4.63%, 10/15/26	120,000	121,739
1.13%, 10/31/26	630,000	594,144
1.63%, 10/31/26	190,000	181,131
1.25%, 11/30/26	880,000	830,775
1.63%, 11/30/26	490,000	466,457
1.25%, 12/31/26	465,000	438,426
Investments in Long Securities	Principal Amount	Value
1.75%, 12/31/26	$255,000	$243,166
1.50%, 1/31/27	590,000	558,380
2.25%, 2/15/27	505,000	486,161
4.13%, 2/15/27	100,000	100,629
1.13%, 2/28/27	150,000	140,414
1.88%, 2/28/27	450,000	429,223
2.50%, 3/31/27	400,000	387,297
0.50%, 4/30/27	160,000	146,700
2.75%, 4/30/27	220,000	214,105
2.38%, 5/15/27	230,000	221,447
4.50%, 5/15/27	235,000	239,002
0.50%, 5/31/27	360,000	329,259
2.63%, 5/31/27	135,000	130,855
4.63%, 6/15/27	375,000	383,115
0.50%, 6/30/27	670,000	611,244
4.38%, 7/15/27	350,000	355,428
0.38%, 7/31/27	535,000	484,990
3.75%, 8/15/27	420,000	419,541
0.38%, 9/30/27	465,000	419,426
0.50%, 10/31/27	755,000	681,771
2.25%, 11/15/27	385,000	367,299
0.63%, 11/30/27	610,000	551,788
0.63%, 12/31/27	730,000	658,682
0.75%, 1/31/28	520,000	470,113
2.75%, 2/15/28	250,000	241,670
1.13%, 2/29/28	500,000	456,992
1.25%, 3/31/28	800,000	733,000
1.25%, 4/30/28	695,000	635,572
2.88%, 5/15/28	460,000	445,841
1.25%, 5/31/28	580,000	529,431
1.25%, 6/30/28	525,000	478,304
1.00%, 7/31/28	850,000	765,365
1.13%, 8/31/28	565,000	510,288
1.25%, 9/30/28	850,000	770,147
1.38%, 10/31/28	875,000	795,293
1.50%, 11/30/28	450,000	410,520
1.38%, 12/31/28	440,000	398,630
1.75%, 1/31/29	300,000	275,742
4.00%, 1/31/29	365,000	368,750
2.63%, 2/15/29	660,000	629,655
1.88%, 2/28/29	265,000	244,649
4.25%, 2/28/29	195,000	199,167
2.38%, 3/31/29	300,000	282,715
4.13%, 3/31/29	415,000	421,614
2.88%, 4/30/29	100,000	96,262
4.63%, 4/30/29	75,000	77,813
2.38%, 5/15/29	240,000	225,909
2.75%, 5/31/29	460,000	440,091
4.50%, 5/31/29	210,000	216,964
3.25%, 6/30/29	155,000	151,567
4.25%, 6/30/29	405,000	414,033

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
2.63%, 7/31/29	$415,000	$394,185
4.00%, 7/31/29	245,000	247,929
1.63%, 8/15/29	350,000	317,146
3.13%, 8/31/29	375,000	364,351
3.63%, 8/31/29	390,000	388,400
3.88%, 9/30/29	295,000	296,590
1.75%, 11/15/29	100,000	90,684
1.50%, 2/15/30	625,000	555,713
4.00%, 2/28/30	650,000	657,389
3.50%, 4/30/30	700,000	690,184
0.63%, 5/15/30	1,025,000	861,280
3.75%, 6/30/30	100,000	99,816
4.00%, 7/31/30	106,000	107,197
0.63%, 8/15/30	1,180,000	983,687
4.63%, 9/30/30	100,000	104,480
0.88%, 11/15/30	225,000	189,211
3.75%, 12/31/30	700,000	698,113
4.00%, 1/31/31	275,000	278,051
1.13%, 2/15/31	630,000	535,722
4.13%, 3/31/31	265,000	269,907
4.63%, 4/30/31	135,000	141,434
1.63%, 5/15/31	425,000	370,480
4.63%, 5/31/31	200,000	209,563
4.25%, 6/30/31	180,000	184,767
4.13%, 7/31/31	105,000	106,993
1.25%, 8/15/31	650,000	548,691
3.75%, 8/31/31	220,000	219,184
1.38%, 11/15/31	600,000	508,031
1.88%, 2/15/32	815,000	712,043
2.88%, 5/15/32	360,000	336,881
2.75%, 8/15/32	580,000	536,409
4.13%, 11/15/32	365,000	371,901
3.50%, 2/15/33	970,000	943,780
3.38%, 5/15/33	1,140,000	1,097,072
3.88%, 8/15/33	675,000	673,734
4.50%, 11/15/33	650,000	679,605
4.00%, 2/15/34	880,000	885,638
4.38%, 5/15/34	225,000	233,191
3.88%, 8/15/34	300,000	298,875
Total U.S. Treasury Notes		54,295,583
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $66,946,198)		67,431,199
CORPORATE BONDS – 24.4%
Australia – 0.1%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/33	10,000	10,331
5.00%, 9/30/43	23,000	22,535
Westpac Banking Corp.
5.51%, 11/17/25	10,000	10,124
3.35%, 3/8/27	23,000	22,519
5.54%, 11/17/28	10,000	10,480
Investments in Long Securities	Principal Amount	Value
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(c)	$10,000	$9,867
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	30,000	25,876
4.42%, 7/24/39(d)	10,000	9,317
Total Australia		121,049
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/36	60,000	59,349
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31	40,000	41,144
4.60%, 4/15/48	94,000	87,335
4.50%, 6/1/50(d)	50,000	46,745
Total Belgium		234,573
Brazil – 0.0%
Suzano Austria GmbH 3.75%, 1/15/31	41,000	37,268
Vale Overseas Ltd. 6.13%, 6/12/33(d)	20,000	20,853
Total Brazil		58,121
Canada – 0.6%
Bank of Montreal 5.92%, 9/25/25	4,000	4,051
Bank of Nova Scotia
2.95%, 3/11/27	100,000	96,699
2.15%, 8/1/31	50,000	42,758
Brookfield Finance, Inc.
4.85%, 3/29/29	25,000	25,302
4.70%, 9/20/47	3,000	2,711
Canadian National Railway Co.
2.75%, 3/1/26(d)	8,000	7,811
3.85%, 8/5/32	75,000	71,344
Canadian Natural Resources Ltd. 3.85%, 6/1/27	18,000	17,664
Canadian Pacific Railway Co.
4.80%, 9/15/35	35,000	34,525
4.95%, 8/15/45	65,000	61,637
Cenovus Energy, Inc. 6.75%, 11/15/39	5,000	5,598
Enbridge, Inc.
5.63%, 4/5/34(d)	25,000	25,842
4.00%, 11/15/49	70,000	55,733
6.70%, 11/15/53	10,000	11,380
Kinross Gold Corp. 4.50%, 7/15/27	15,000	14,945
Nutrien Ltd.
2.95%, 5/13/30	40,000	36,831
5.63%, 12/1/40	5,000	5,066
5.25%, 1/15/45	18,000	17,274
See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Rogers Communications, Inc.
3.20%, 3/15/27	$100,000	$96,802
4.50%, 3/15/43	50,000	43,518
Royal Bank of Canada
5.20%, 7/20/26	10,000	10,153
3.88%, 5/4/32	100,000	95,034
Suncor Energy, Inc. 3.75%, 3/4/51	60,000	44,338
TELUS Corp. 2.80%, 2/16/27	6,000	5,752
Toronto-Dominion Bank
0.75%, 9/11/25	25,000	24,061
5.53%, 7/17/26	15,000	15,282
5.52%, 7/17/28	10,000	10,363
4.46%, 6/8/32(d)	70,000	68,526
TransCanada PipeLines Ltd. 4.25%, 5/15/28	16,000	15,846
Total Canada		966,846
France – 0.1%
TotalEnergies Capital International SA
3.46%, 2/19/29	70,000	67,726
3.46%, 7/12/49	20,000	15,154
Total France		82,880
Germany – 0.1%
Deutsche Bank AG 7.15%, 7/13/27, (7.146% fixed rate until 7/13/26; Secured Overnight Financing Rate + 2.52% thereafter)(c)	150,000	155,688
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.15%, 9/30/30	150,000	159,996
6.95%, 3/10/55, (6.95% fixed rate until 12/10/29; 5-year Constant Maturity Treasury Rate + 2.72% thereafter)(c)	150,000	154,944
Total Ireland		314,940
Japan – 0.3%
Mitsubishi UFJ Financial Group, Inc. 4.15%, 3/7/39	30,000	27,612
Mizuho Financial Group, Inc. 2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	103,000	86,450
Sumitomo Mitsui Financial Group, Inc.
3.45%, 1/11/27	25,000	24,431
3.35%, 10/18/27	16,000	15,442
5.80%, 7/13/28	200,000	208,700
3.20%, 9/17/29	30,000	27,985
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/40	25,000	18,916
Total Japan		409,536
Mexico – 0.0%
Southern Copper Corp. 6.75%, 4/16/40	5,000	5,644
Investments in Long Securities	Principal Amount	Value
Netherlands – 0.3%
Cooperatieve Rabobank UA 4.80%, 1/9/29	$250,000	$254,245
ING Groep NV 6.08%, 9/11/27, (6.083% fixed rate until 11/9/26; Secured Overnight Financing Rate + 1.56% thereafter)(c)	200,000	205,422
Total Netherlands		459,667
Spain – 0.1%
Banco Santander SA 5.29%, 8/18/27	200,000	203,502
Switzerland – 0.1%
UBS AG 5.00%, 7/9/27	200,000	202,912
United Kingdom – 0.9%
AstraZeneca PLC
3.38%, 11/16/25	15,000	14,807
4.00%, 1/17/29	25,000	24,814
4.38%, 11/16/45	50,000	45,537
Barclays PLC
5.83%, 5/9/27, (5.829% fixed rate until 5/9/26; Secured Overnight Financing Rate + 2.21% thereafter)(c)	200,000	202,998
3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	225,000	168,750
BAT Capital Corp.
3.22%, 9/6/26	25,000	24,352
4.39%, 8/15/37	25,000	22,314
3.98%, 9/25/50(d)	100,000	74,878
British Telecommunications PLC 9.63%, 12/15/30	36,000	45,212
Diageo Capital PLC 2.13%, 4/29/32	30,000	25,352
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	50,000	57,329
HSBC Holdings PLC 3.90%, 5/25/26	25,000	24,726
5.89%, 8/14/27, (5.887% fixed rate until 8/14/26; Secured Overnight Financing Rate + 1.57% thereafter)(c)	200,000	204,388
4.95%, 3/31/30	175,000	178,036
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)	200,000	213,814
Reynolds American, Inc. 7.25%, 6/15/37	23,000	26,099
Smith & Nephew PLC 5.15%, 3/20/27	25,000	25,362
Vodafone Group PLC 5.25%, 5/30/48	40,000	38,339
Total United Kingdom		1,417,107

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
United States – 21.4%
3M Co.
2.88%, 10/15/27	$19,000	$18,187
3.38%, 3/1/29	35,000	33,574
3.05%, 4/15/30(d)	10,000	9,368
3.63%, 10/15/47	48,000	37,465
Abbott Laboratories 6.15%, 11/30/37	53,000	60,239
AbbVie, Inc.
2.95%, 11/21/26	65,000	63,183
5.05%, 3/15/34	75,000	77,304
4.05%, 11/21/39	125,000	113,281
4.40%, 11/6/42	40,000	36,787
4.75%, 3/15/45	2,000	1,904
4.25%, 11/21/49	14,000	12,215
AEP Texas, Inc. 5.70%, 5/15/34	60,000	62,212
AEP Transmission Co. LLC 3.15%, 9/15/49	53,000	37,179
AES Corp. 5.45%, 6/1/28(d)	35,000	35,679
Aetna, Inc.
4.75%, 3/15/44	15,000	13,219
3.88%, 8/15/47	43,000	32,682
Air Lease Corp.
3.63%, 12/1/27(d)	88,000	85,317
4.63%, 10/1/28	25,000	24,889
Air Products & Chemicals, Inc.
4.60%, 2/8/29(d)	50,000	50,894
2.70%, 5/15/40	66,000	49,487
Aircastle Ltd. 4.25%, 6/15/26	25,000	24,667
Alabama Power Co.
4.30%, 7/15/48, Series A	12,000	10,343
3.45%, 10/1/49	84,000	62,873
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/30(d)	51,000	51,610
1.88%, 2/1/33	25,000	19,621
Allstate Corp. 4.20%, 12/15/46	75,000	63,937
Ally Financial, Inc. 8.00%, 11/1/31	13,000	14,858
Alphabet, Inc.
1.10%, 8/15/30	25,000	21,182
1.90%, 8/15/40	45,000	31,175
Altria Group, Inc.
4.80%, 2/14/29	25,000	25,149
2.45%, 2/4/32	20,000	16,834
5.38%, 1/31/44	43,000	42,709
Amazon.com, Inc.
5.20%, 12/3/25(d)	19,000	19,181
1.20%, 6/3/27	25,000	23,133
Investments in Long Securities	Principal Amount	Value
2.10%, 5/12/31	$115,000	$100,526
3.60%, 4/13/32	77,000	73,415
3.88%, 8/22/37	15,000	13,787
4.05%, 8/22/47	50,000	43,603
4.25%, 8/22/57	27,000	23,772
2.70%, 6/3/60	30,000	18,681
Ameren Illinois Co.
3.80%, 5/15/28	23,000	22,590
1.55%, 11/15/30	50,000	42,333
American Express Co.
4.90%, 2/13/26	150,000	150,700
5.92%, 4/25/35, (5.915% fixed rate until 1/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(c)	100,000	105,438
American Homes 4 Rent LP 4.25%, 2/15/28	10,000	9,828
American Honda Finance Corp.
2.30%, 9/9/26	5,000	4,803
4.90%, 3/12/27(d)	50,000	50,716
4.60%, 4/17/30(d)	50,000	50,333
American International Group, Inc. 4.75%, 4/1/48	28,000	25,880
American Tower Corp.
3.60%, 1/15/28	58,000	56,135
3.80%, 8/15/29	25,000	24,001
3.10%, 6/15/50(d)	10,000	6,826
2.95%, 1/15/51	50,000	33,131
American University 3.67%, 4/1/49, Series 2019	30,000	24,491
American Water Capital Corp.
2.95%, 9/1/27(d)	25,000	24,096
3.75%, 9/1/47	40,000	31,835
Amgen, Inc.
5.15%, 3/2/28	100,000	102,138
4.66%, 6/15/51	135,000	120,313
Aon Corp. 2.80%, 5/15/30	15,000	13,678
Aon Corp./Aon Global Holdings PLC 5.00%, 9/12/32	50,000	50,720
Apache Corp. 5.10%, 9/1/40	20,000	17,693
Apple, Inc.
3.25%, 2/23/26	75,000	73,992
2.05%, 9/11/26	75,000	71,992
3.20%, 5/11/27	52,000	50,964
3.00%, 6/20/27	10,000	9,754
1.65%, 5/11/30(d)	55,000	48,262
3.35%, 8/8/32(d)	25,000	23,562
4.45%, 5/6/44(d)	18,000	17,601
3.45%, 2/9/45	50,000	41,233
4.38%, 5/13/45	18,000	16,956
3.85%, 8/4/46	11,000	9,501

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
2.65%, 2/8/51	$74,000	$49,907
2.80%, 2/8/61	75,000	49,307
Arrow Electronics, Inc. 2.95%, 2/15/32	25,000	21,697
Arthur J Gallagher & Co.
5.45%, 7/15/34	25,000	25,747
5.75%, 7/15/54	25,000	25,571
Ascension Health 4.85%, 11/15/53	24,000	24,062
AT&T, Inc.
4.25%, 3/1/27	93,000	92,671
2.75%, 6/1/31	43,000	38,138
2.25%, 2/1/32	26,000	21,947
4.35%, 6/15/45	156,000	134,889
4.75%, 5/15/46	10,000	9,060
5.15%, 2/15/50(d)	25,000	23,985
3.55%, 9/15/55	105,000	74,242
3.80%, 12/1/57	25,000	18,342
AutoNation, Inc. 4.50%, 10/1/25	3,000	2,979
AutoZone, Inc. 4.00%, 4/15/30(d)	25,000	24,306
Avangrid, Inc. 3.80%, 6/1/29(d)	25,000	24,095
Avnet, Inc. 3.00%, 5/15/31(d)	49,000	42,587
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27	48,000	46,565
Bank of America Corp.
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(c)(d)	135,000	129,530
5.93%, 9/15/27, (5.933% fixed rate until 9/15/26; Secured Overnight Financing Rate + 1.34% thereafter)(c)	10,000	10,259
5.82%, 9/15/29, (5.819% fixed rate until 9/15/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	20,892
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	285,000	242,871
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	100,000	101,220
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(c)	30,000	31,915
7.75%, 5/14/38	100,000	124,247
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(c)	45,000	32,937
4.75%, 4/21/45, Series L	10,000	9,440
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(c)	85,000	76,347
Investments in Long Securities	Principal Amount	Value
Baxter International, Inc. 2.27%, 12/1/28	$90,000	$82,082
Becton Dickinson & Co.
2.82%, 5/20/30	37,000	33,847
4.69%, 12/15/44(d)	22,000	20,084
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	115,000	111,041
3.80%, 7/15/48	36,000	28,035
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	100,000	88,779
2.85%, 10/15/50	50,000	34,368
Berry Global, Inc. 1.57%, 1/15/26	40,000	38,261
Biogen, Inc. 3.15%, 5/1/50(d)	40,000	27,120
Black Hills Corp. 4.35%, 5/1/33	50,000	47,107
Blackstone Private Credit Fund 5.95%, 7/16/29(e)	50,000	50,409
Blue Owl Capital Corp. 3.13%, 4/13/27	75,000	70,267
Boardwalk Pipelines LP
4.45%, 7/15/27(d)	18,000	17,921
3.40%, 2/15/31	15,000	13,569
Boeing Co.
5.15%, 5/1/30	69,000	68,852
3.83%, 3/1/59	160,000	108,016
5.93%, 5/1/60	30,000	28,409
Bon Secours Mercy Health, Inc. 3.21%, 6/1/50, Series 20-2	30,000	21,550
BorgWarner, Inc.
2.65%, 7/1/27	12,000	11,437
4.95%, 8/15/29	25,000	25,254
Boston Properties LP 3.40%, 6/21/29	100,000	92,367
BP Capital Markets America, Inc.
3.41%, 2/11/26	25,000	24,652
3.12%, 5/4/26	105,000	102,825
3.59%, 4/14/27	65,000	63,945
4.81%, 2/13/33	75,000	75,070
4.89%, 9/11/33	15,000	15,104
3.38%, 2/8/61(d)	45,000	31,208
Bristol-Myers Squibb Co.
3.90%, 2/20/28	127,000	125,484
3.40%, 7/26/29	89,000	85,559
4.13%, 6/15/39	10,000	9,064
4.25%, 10/26/49	50,000	42,716
5.65%, 2/22/64	50,000	51,601
Brixmor Operating Partnership LP 3.90%, 3/15/27	50,000	48,919
Broadcom, Inc.
4.15%, 11/15/30(d)	70,000	68,153
2.45%, 2/15/31(e)	70,000	61,105
3.75%, 2/15/51(d)(e)	70,000	54,484

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	$10,000	$11,232
5.15%, 9/1/43	48,000	48,277
3.90%, 8/1/46	5,000	4,167
5.20%, 4/15/54	25,000	25,118
Camden Property Trust
3.15%, 7/1/29	6,000	5,664
2.80%, 5/15/30	20,000	18,320
Campbell Soup Co.
5.30%, 3/20/26(d)	50,000	50,607
4.15%, 3/15/28	20,000	19,833
Capital One Financial Corp.
4.20%, 10/29/25	25,000	24,735
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(c)	100,000	94,187
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	15,000	15,707
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(c)	15,000	15,941
Cardinal Health, Inc. 4.90%, 9/15/45	29,000	26,541
Carlisle Cos., Inc.
3.75%, 12/1/27	12,000	11,717
2.75%, 3/1/30(d)	25,000	22,753
Carrier Global Corp. 5.90%, 3/15/34(d)	83,000	89,642
Caterpillar Financial Services Corp. 5.00%, 5/14/27	75,000	76,549
Caterpillar, Inc.
3.25%, 9/19/49(d)	34,000	25,345
4.75%, 5/15/64	25,000	23,328
Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	25,000	18,202
Cboe Global Markets, Inc. 3.00%, 3/16/32	30,000	27,036
CBRE Services, Inc.
4.88%, 3/1/26	16,000	16,022
5.95%, 8/15/34	10,000	10,565
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	25,000	23,479
3.25%, 2/15/29	25,000	23,462
5.55%, 8/22/34	25,000	25,128
Celanese U.S. Holdings LLC
6.35%, 11/15/28	10,000	10,530
6.55%, 11/15/30	10,000	10,734
6.70%, 11/15/33	10,000	10,819
Cencora, Inc. 3.45%, 12/15/27	25,000	24,252
Investments in Long Securities	Principal Amount	Value
CenterPoint Energy Houston Electric LLC 2.35%, 4/1/31, Series AE	$10,000	$8,697
CenterPoint Energy Resources Corp. 1.75%, 10/1/30	74,000	62,634
Charles Schwab Corp.
1.65%, 3/11/31	60,000	49,973
2.90%, 3/3/32	50,000	44,319
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	10,000	10,249
6.10%, 6/1/29	50,000	51,673
2.30%, 2/1/32	106,000	84,811
6.83%, 10/23/55	43,000	42,886
3.85%, 4/1/61	89,000	54,367
Cheniere Energy Partners LP 5.95%, 6/30/33	30,000	31,501
Chevron USA, Inc. 3.25%, 10/15/29	26,000	24,899
Children’s Hospital 2.93%, 7/15/50, Series 2020	10,000	6,806
Children’s Hospital Corp. 4.12%, 1/1/47, Series 2017	25,000	22,235
Chubb INA Holdings LLC 3.05%, 12/15/61	50,000	33,316
Cigna Group
3.40%, 3/1/27	10,000	9,751
3.05%, 10/15/27	110,000	105,785
3.88%, 10/15/47	15,000	11,770
5.60%, 2/15/54	50,000	50,362
Cintas Corp. No. 2 3.70%, 4/1/27	48,000	47,327
Cisco Systems, Inc.
4.85%, 2/26/29(d)	140,000	143,920
5.90%, 2/15/39	38,000	42,076
Citigroup, Inc.
4.45%, 9/29/27	83,000	82,605
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(c)	100,000	101,973
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	19,689
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(c)	8,000	7,120
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	200,000	176,036
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(c)	70,000	61,395
4.65%, 7/23/48	35,000	31,928
Citizens Financial Group, Inc.
2.50%, 2/6/30	50,000	44,059
3.25%, 4/30/30	50,000	45,849

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Cleco Corporate Holdings LLC 3.74%, 5/1/26	$23,000	$22,554
CME Group, Inc.
2.65%, 3/15/32	50,000	44,574
4.15%, 6/15/48	5,000	4,407
Coca-Cola Co.
1.65%, 6/1/30	100,000	86,976
5.00%, 5/13/34(d)	25,000	26,000
4.65%, 8/14/34	25,000	25,204
2.60%, 6/1/50	5,000	3,278
2.75%, 6/1/60	45,000	28,665
Comcast Corp.
2.35%, 1/15/27	20,000	19,134
3.55%, 5/1/28	20,000	19,475
4.55%, 1/15/29	210,000	211,991
6.45%, 3/15/37	27,000	30,755
4.60%, 10/15/38	15,000	14,359
4.00%, 8/15/47(d)	15,000	12,317
4.05%, 11/1/52	100,000	81,366
5.35%, 5/15/53	15,000	15,028
5.65%, 6/1/54	50,000	52,325
5.50%, 5/15/64	10,000	10,089
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	22,695
7.00%, 10/1/28	19,000	20,647
ConocoPhillips Co.
5.05%, 9/15/33(d)	10,000	10,267
6.50%, 2/1/39	9,000	10,331
5.30%, 5/15/53	40,000	39,813
5.55%, 3/15/54	10,000	10,301
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/57, Series C	43,000	33,948
3.70%, 11/15/59	60,000	44,372
Constellation Brands, Inc.
4.40%, 11/15/25	66,000	65,713
3.15%, 8/1/29	50,000	46,923
5.25%, 11/15/48	19,000	18,468
Consumers Energy Co.
4.63%, 5/15/33	25,000	24,889
3.10%, 8/15/50	41,000	29,889
Corebridge Financial, Inc.
6.05%, 9/15/33	25,000	26,596
4.40%, 4/5/52(d)	25,000	20,766
Corning, Inc.
5.85%, 11/15/68(d)	18,000	18,644
5.45%, 11/15/79(d)	10,000	9,727
Costco Wholesale Corp.
1.38%, 6/20/27	100,000	93,075
1.60%, 4/20/30	40,000	34,894
Crown Castle, Inc.
2.10%, 4/1/31	100,000	84,045
5.20%, 9/1/34	40,000	39,985
Investments in Long Securities	Principal Amount	Value
4.75%, 5/15/47	$50,000	$44,478
3.25%, 1/15/51(d)	15,000	10,455
CSX Corp.
2.40%, 2/15/30	20,000	18,112
4.30%, 3/1/48	20,000	17,471
3.35%, 9/15/49	50,000	36,902
4.50%, 8/1/54	18,000	16,066
Cummins, Inc. 5.45%, 2/20/54	25,000	25,697
CVS Health Corp.
3.25%, 8/15/29	25,000	23,371
1.88%, 2/28/31	55,000	45,616
5.70%, 6/1/34(d)	50,000	51,247
5.30%, 12/5/43	23,000	21,639
6.00%, 6/1/44	50,000	50,478
5.63%, 2/21/53	60,000	57,510
Darden Restaurants, Inc. 3.85%, 5/1/27	53,000	52,003
Dell International LLC/EMC Corp.
6.02%, 6/15/26	11,000	11,237
4.90%, 10/1/26	25,000	25,148
3.38%, 12/15/41	10,000	7,651
3.45%, 12/15/51(d)	4,000	2,855
Devon Energy Corp. 5.60%, 7/15/41(d)	15,000	14,647
DH Europe Finance II SARL 3.25%, 11/15/39(d)	25,000	20,716
Diamondback Energy, Inc. 5.40%, 4/18/34	100,000	101,899
Digital Realty Trust LP 3.60%, 7/1/29	17,000	16,285
Dignity Health 5.27%, 11/1/64	35,000	33,673
Discover Bank 4.65%, 9/13/28	250,000	249,332
Discovery Communications LLC 5.20%, 9/20/47	10,000	7,912
Dollar General Corp.
3.50%, 4/3/30	75,000	69,376
5.45%, 7/5/33(d)	10,000	10,012
Dollar Tree, Inc. 4.20%, 5/15/28	50,000	49,082
Dominion Energy, Inc. 1.45%, 4/15/26, Series A	62,000	58,932
Dover Corp. 3.15%, 11/15/25	23,000	22,603
Dow Chemical Co.
4.25%, 10/1/34	17,000	16,116
9.40%, 5/15/39	15,000	20,672
5.25%, 11/15/41	135,000	131,794
DTE Electric Co.
1.90%, 4/1/28, Series A	60,000	55,229
3.75%, 8/15/47	50,000	39,861

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Duke Energy Carolinas LLC 3.70%, 12/1/47	$43,000	$33,409
Duke Energy Corp.
3.15%, 8/15/27	100,000	96,467
3.95%, 8/15/47	70,000	55,141
Duke Energy Florida LLC 6.40%, 6/15/38	43,500	48,930
Duke Energy Indiana LLC 2.75%, 4/1/50	52,000	33,314
Eastern Gas Transmission & Storage, Inc. 4.60%, 12/15/44(d)	35,000	30,851
Eastman Chemical Co. 4.80%, 9/1/42(d)	23,000	21,006
Eaton Vance Corp. 3.50%, 4/6/27	18,000	17,603
eBay, Inc. 4.00%, 7/15/42	15,000	12,479
Ecolab, Inc.
3.25%, 12/1/27	25,000	24,250
2.13%, 8/15/50	13,000	7,692
Elevance Health, Inc.
3.65%, 12/1/27	50,000	48,921
4.63%, 5/15/42	99,000	90,996
4.65%, 8/15/44	15,000	13,648
Eli Lilly & Co.
5.50%, 3/15/27	25,000	25,889
3.10%, 5/15/27	50,000	48,809
4.15%, 8/14/27	25,000	25,067
5.10%, 2/9/64(d)	50,000	49,949
5.20%, 8/14/64	25,000	25,347
Emerson Electric Co. 1.80%, 10/15/27	28,000	26,050
Energy Transfer LP
5.95%, 12/1/25	15,000	15,164
3.90%, 7/15/26	5,000	4,929
6.05%, 12/1/26	10,000	10,298
4.20%, 4/15/27	20,000	19,798
5.50%, 6/1/27	50,000	51,011
6.40%, 12/1/30	10,000	10,827
6.25%, 4/15/49	70,000	72,900
EnLink Midstream Partners LP 4.85%, 7/15/26	50,000	49,915
Entergy Corp. 2.40%, 6/15/31	50,000	42,809
Entergy Louisiana LLC 4.00%, 3/15/33	85,000	79,657
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	50,132
4.25%, 2/15/48	104,000	88,508
EPR Properties 4.75%, 12/15/26	50,000	49,502
Equifax, Inc.
5.10%, 12/15/27	100,000	101,788
4.80%, 9/15/29	25,000	25,143
Investments in Long Securities	Principal Amount	Value
Equinix, Inc. 2.95%, 9/15/51	$21,000	$13,669
Equitable Holdings, Inc. 4.35%, 4/20/28	59,000	58,285
Essential Utilities, Inc. 5.38%, 1/15/34	20,000	20,431
Essex Portfolio LP 2.65%, 9/1/50	30,000	18,377
Estee Lauder Cos., Inc. 1.95%, 3/15/31	40,000	34,223
Evergy Metro, Inc. 4.95%, 4/15/33	25,000	25,236
Eversource Energy 4.25%, 4/1/29, Series O	8,000	7,856
Expedia Group, Inc. 3.80%, 2/15/28	5,000	4,863
Extra Space Storage LP 5.35%, 1/15/35	50,000	50,415
Exxon Mobil Corp.
2.28%, 8/16/26	30,000	28,982
4.33%, 3/19/50	108,000	95,939
FedEx Corp.
4.20%, 10/17/28	18,000	17,898
4.40%, 1/15/47	63,000	53,617
Fifth Third Bancorp
2.55%, 5/5/27	20,000	18,987
3.95%, 3/14/28	25,000	24,539
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(c)	50,000	51,442
Fiserv, Inc.
3.20%, 7/1/26	17,000	16,606
4.20%, 10/1/28	15,000	14,837
4.75%, 3/15/30	25,000	25,287
5.15%, 8/12/34	25,000	25,274
4.40%, 7/1/49	25,000	21,453
Flex Ltd. 6.00%, 1/15/28	100,000	103,206
Florida Power & Light Co. 4.13%, 6/1/48	53,000	45,112
FMC Corp. 4.50%, 10/1/49	72,000	57,898
Ford Motor Co.
3.25%, 2/12/32	50,000	42,666
5.29%, 12/8/46(d)	100,000	90,635
Fortune Brands Innovations, Inc. 3.25%, 9/15/29	15,000	14,025
Fox Corp.
6.50%, 10/13/33	40,000	43,355
5.48%, 1/25/39	5,000	4,992
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	100,000	103,283
4.80%, 8/14/29	25,000	25,203

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
General Dynamics Corp. 3.75%, 5/15/28	$23,000	$22,681
General Motors Co.
4.20%, 10/1/27	71,000	70,024
6.60%, 4/1/36	68,000	73,702
General Motors Financial Co., Inc.
4.35%, 1/17/27	30,000	29,761
5.35%, 7/15/27	60,000	61,107
5.80%, 6/23/28	10,000	10,334
5.75%, 2/8/31	25,000	25,841
Genuine Parts Co. 4.95%, 8/15/29	25,000	25,158
Gilead Sciences, Inc.
1.20%, 10/1/27	50,000	45,616
5.25%, 10/15/33	10,000	10,421
5.65%, 12/1/41	38,000	39,837
5.55%, 10/15/53	10,000	10,421
Global Payments, Inc. 5.40%, 8/15/32(d)	50,000	50,988
Globe Life, Inc. 5.85%, 9/15/34	25,000	25,330
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	23,000	23,509
4.00%, 1/15/30	30,000	28,351
Goldman Sachs Group, Inc.
3.75%, 2/25/26	37,000	36,582
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	100,000	95,239
5.95%, 1/15/27	23,000	23,703
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(c)	23,000	22,469
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	25,000	26,698
3.80%, 3/15/30(d)	146,000	140,775
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(c)	25,000	21,020
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(c)	110,000	122,092
6.45%, 5/1/36	22,000	24,312
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(c)	45,000	39,907
Hackensack Meridian Health, Inc. 2.68%, 9/1/41, Series 2020	25,000	18,244
Halliburton Co. 4.50%, 11/15/41	65,000	58,065
Hartford Financial Services Group, Inc. 5.95%, 10/15/36	40,000	43,146
Investments in Long Securities	Principal Amount	Value
Hasbro, Inc. 3.55%, 11/19/26	$20,000	$19,469
HCA, Inc.
5.20%, 6/1/28	10,000	10,182
5.63%, 9/1/28(d)	43,000	44,348
3.63%, 3/15/32	15,000	13,646
5.50%, 6/1/33	10,000	10,248
5.45%, 9/15/34	20,000	20,267
4.63%, 3/15/52	15,000	12,702
5.90%, 6/1/53	10,000	10,201
6.10%, 4/1/64	75,000	77,075
Healthcare Realty Holdings LP
3.75%, 7/1/27	5,000	4,865
2.00%, 3/15/31	20,000	16,446
Healthpeak OP LLC 6.75%, 2/1/41	40,000	44,869
Hershey Co. 2.30%, 8/15/26	93,000	89,671
Hess Corp.
4.30%, 4/1/27	30,000	29,798
7.88%, 10/1/29	38,000	43,403
7.13%, 3/15/33	25,000	28,574
Hewlett Packard Enterprise Co. 6.20%, 10/15/35	23,000	24,797
Home Depot, Inc.
5.15%, 6/25/26	100,000	101,607
1.38%, 3/15/31	105,000	86,991
3.35%, 4/15/50	100,000	74,906
5.30%, 6/25/54	25,000	25,541
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,660
3.81%, 11/21/47(d)	80,000	65,834
Hormel Foods Corp. 1.80%, 6/11/30(d)	20,000	17,475
Host Hotels & Resorts LP 5.50%, 4/15/35	25,000	24,784
HP, Inc. 3.00%, 6/17/27	20,000	19,216
Hubbell, Inc. 3.15%, 8/15/27	48,000	46,186
Humana, Inc.
5.75%, 3/1/28	100,000	103,763
4.80%, 3/15/47	18,000	15,914
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	22,707
4.20%, 5/1/30	3,000	2,909
Illinois Tool Works, Inc. 3.90%, 9/1/42	10,000	8,670
Ingersoll Rand, Inc. 5.70%, 8/14/33(d)	10,000	10,555
Intel Corp.
4.88%, 2/10/28	35,000	35,010
See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
3.90%, 3/25/30	$25,000	$23,754
5.20%, 2/10/33	30,000	29,888
5.15%, 2/21/34(d)	30,000	29,750
3.25%, 11/15/49	145,000	94,211
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	4,951
3.10%, 9/15/27	5,000	4,828
4.60%, 3/15/33(d)	50,000	49,905
3.00%, 6/15/50	40,000	27,900
International Business Machines Corp. 4.00%, 6/20/42	130,000	111,550
International Flavors & Fragrances, Inc. 5.00%, 9/26/48	5,000	4,502
International Paper Co.
4.80%, 6/15/44	4,000	3,666
4.35%, 8/15/48	19,000	16,228
Intuit, Inc. 1.35%, 7/15/27(d)	25,000	23,137
Invesco Finance PLC 3.75%, 1/15/26	100,000	98,904
IPALCO Enterprises, Inc. 5.75%, 4/1/34	50,000	51,568
IQVIA, Inc. 6.25%, 2/1/29	10,000	10,570
ITC Holdings Corp. 5.30%, 7/1/43	15,000	14,383
Jabil, Inc. 5.45%, 2/1/29	50,000	50,955
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27	10,000	9,499
6.75%, 3/15/34(e)	70,000	76,642
Jefferies Financial Group, Inc. 6.45%, 6/8/27	25,000	26,185
JetBlue Pass-Through Trust 4.00%, 5/15/34, Series 2020-1, Class A	38,549	36,258
JM Smucker Co. 6.50%, 11/15/53(d)	10,000	11,204
John Deere Capital Corp.
2.80%, 9/8/27	31,000	29,793
4.95%, 7/14/28	10,000	10,259
2.45%, 1/9/30	35,000	32,029
4.70%, 6/10/30	10,000	10,222
5.15%, 9/8/33, Series I	10,000	10,433
Johnson & Johnson
2.95%, 3/3/27	21,000	20,520
3.40%, 1/15/38	100,000	88,050
4.50%, 9/1/40	12,000	11,743
5.25%, 6/1/54	30,000	31,673
Johnson Controls International PLC 6.00%, 1/15/36	13,000	14,035
Investments in Long Securities	Principal Amount	Value
JPMorgan Chase & Co.
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	$50,000	$47,789
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(c)	150,000	148,452
6.07%, 10/22/27, (6.07% fixed rate until 10/22/26; Secured Overnight Financing Rate + 1.33% thereafter)(c)	15,000	15,492
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	75,000	74,654
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	13,000	12,681
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	48,000	46,475
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.552% thereafter)(c)	20,000	19,758
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	20,000	20,539
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	21,151
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)(d)	125,000	109,462
4.59%, 4/26/33, (4.586% fixed rate until 4/26/32; Secured Overnight Financing Rate + 1.80% thereafter)(c)	100,000	98,744
6.25%, 10/23/34, (6.254% fixed rate until 10/23/33; Secured Overnight Financing Rate + 1.81% thereafter)(c)	25,000	27,416
5.63%, 8/16/43	118,000	125,571
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(c)	100,000	83,533
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)(d)	55,000	39,652
Juniper Networks, Inc. 2.00%, 12/10/30	17,000	14,434
Kaiser Foundation Hospitals 3.00%, 6/1/51, Series 2021	60,000	42,591
Kenvue, Inc. 5.00%, 3/22/30	10,000	10,358
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	8,000	7,705
4.42%, 12/15/46	23,000	20,258
Keysight Technologies, Inc. 4.60%, 4/6/27	25,000	25,035

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Kimberly-Clark Corp. 3.90%, 5/4/47	$50,000	$41,709
Kimco Realty OP LLC 3.70%, 10/1/49	30,000	22,943
Kinder Morgan Energy Partners LP 5.40%, 9/1/44	159,000	151,435
KLA Corp.
5.00%, 3/15/49	25,000	24,316
3.30%, 3/1/50	25,000	18,520
Kraft Heinz Foods Co.
3.75%, 4/1/30(d)	16,000	15,402
4.38%, 6/1/46	55,000	47,082
Kroger Co.
3.70%, 8/1/27	22,000	21,566
5.00%, 9/15/34	25,000	24,933
5.15%, 8/1/43	18,000	17,218
5.40%, 1/15/49	19,000	18,646
5.50%, 9/15/54	25,000	24,502
Lam Research Corp. 4.00%, 3/15/29	19,000	18,787
Legg Mason, Inc. 5.63%, 1/15/44	5,000	5,092
Leland Stanford Junior University 1.29%, 6/1/27	25,000	23,226
Lincoln National Corp. 5.85%, 3/15/34	50,000	52,269
Linde, Inc.
3.20%, 1/30/26	25,000	24,593
2.00%, 8/10/50	15,000	8,620
Lockheed Martin Corp.
5.10%, 11/15/27(d)	25,000	25,714
6.15%, 9/1/36, Series B	109,000	123,040
Lowe’s Cos., Inc.
3.35%, 4/1/27	75,000	73,150
2.63%, 4/1/31	10,000	8,873
4.05%, 5/3/47	15,000	12,173
3.50%, 4/1/51	25,000	18,049
5.80%, 9/15/62	50,000	50,993
LYB International Finance BV 4.88%, 3/15/44	5,000	4,548
LYB International Finance III LLC 3.80%, 10/1/60	5,000	3,624
LyondellBasell Industries NV 4.63%, 2/26/55(d)	20,000	17,006
Marathon Petroleum Corp.
6.50%, 3/1/41	25,000	26,965
5.00%, 9/15/54	3,000	2,633
Markel Group, Inc. 3.35%, 9/17/29	50,000	47,185
Marriott International, Inc.
4.80%, 3/15/30	25,000	25,147
3.50%, 10/15/32, Series GG	100,000	90,172
Investments in Long Securities	Principal Amount	Value
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	$28,000	$27,708
2.38%, 12/15/31	25,000	21,602
5.15%, 3/15/34	50,000	51,851
4.90%, 3/15/49	20,000	18,955
5.70%, 9/15/53(d)	10,000	10,642
Martin Marietta Materials, Inc. 3.50%, 12/15/27	5,000	4,871
Masco Corp. 4.50%, 5/15/47	20,000	17,390
Mass General Brigham, Inc. 3.19%, 7/1/49, Series 2020(d)	25,000	18,698
Massachusetts Institute of Technology 3.89%, 7/1/2116	49,000	38,299
Mastercard, Inc.
3.50%, 2/26/28	31,000	30,361
2.00%, 11/18/31	100,000	85,708
3.80%, 11/21/46	25,000	21,011
Mayo Clinic 3.20%, 11/15/61, Series 2021	25,000	17,807
McCormick & Co., Inc. 4.20%, 8/15/47	20,000	17,786
McDonald’s Corp. 4.45%, 3/1/47	110,000	97,201
Medtronic, Inc. 4.38%, 3/15/35	10,000	9,802
Merck & Co., Inc.
4.30%, 5/17/30(d)	100,000	100,443
4.50%, 5/17/33	15,000	15,034
4.15%, 5/18/43	50,000	44,588
5.00%, 5/17/53	15,000	14,781
Meta Platforms, Inc.
4.60%, 5/15/28	15,000	15,266
4.30%, 8/15/29	50,000	50,348
4.80%, 5/15/30	10,000	10,313
4.55%, 8/15/31(d)	25,000	25,246
3.85%, 8/15/32	100,000	95,821
5.60%, 5/15/53	20,000	21,109
5.75%, 5/15/63	15,000	15,977
MetLife, Inc.
3.60%, 11/13/25	69,000	68,230
5.38%, 7/15/33(d)	10,000	10,485
5.70%, 6/15/35	32,000	34,301
Micron Technology, Inc.
4.98%, 2/6/26	50,000	50,164
5.88%, 9/15/33(d)	25,000	26,348
Microsoft Corp.
3.45%, 8/8/36	50,000	45,744
2.53%, 6/1/50	150,000	100,098
3.95%, 8/8/56	30,000	25,925
Mid-America Apartments LP 3.95%, 3/15/29(d)	25,000	24,527

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Molson Coors Beverage Co. 5.00%, 5/1/42	$30,000	$28,574
Mondelez International, Inc. 2.75%, 4/13/30	100,000	91,792
Moody’s Corp.
3.25%, 1/15/28	18,000	17,438
4.88%, 12/17/48	30,000	28,197
Morgan Stanley
4.35%, 9/8/26	121,000	120,372
3.59%, 7/22/28(c)	372,000	361,569
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(c)	139,000	135,569
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	20,000	20,622
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	14,239
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	54,815
5.42%, 7/21/34, (5.424% fixed rate until 7/21/33; Secured Overnight Financing Rate + 1.88% thereafter)(c)	20,000	20,563
3.97%, 7/22/38(c)	121,000	107,732
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(c)	50,000	33,619
Mosaic Co. 4.88%, 11/15/41	10,000	9,144
Motorola Solutions, Inc. 2.30%, 11/15/30	25,000	21,814
Mount Sinai Hospital 3.74%, 7/1/49, Series 2019	36,000	25,254
MPLX LP
4.00%, 3/15/28	18,000	17,658
4.70%, 4/15/48	75,000	64,594
Nasdaq, Inc. 3.95%, 3/7/52	103,000	81,282
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/1/25	10,000	9,839
3.40%, 2/7/28	5,000	4,858
3.90%, 11/1/28	18,000	17,640
4.02%, 11/1/32	18,000	17,142
NBCUniversal Media LLC 5.95%, 4/1/41	5,000	5,345
New York & Presbyterian Hospital 2.61%, 8/1/60	25,000	15,223
Newmont Corp. 4.88%, 3/15/42	20,000	19,291
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/26(e)	100,000	100,956
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25	15,000	15,126
Investments in Long Securities	Principal Amount	Value
1.90%, 6/15/28	$25,000	$22,790
3.50%, 4/1/29	145,000	138,794
3.00%, 1/15/52	75,000	49,674
NIKE, Inc.
2.38%, 11/1/26	25,000	24,054
2.85%, 3/27/30(d)	17,000	15,851
3.88%, 11/1/45(d)	5,000	4,240
3.38%, 11/1/46	20,000	15,583
NiSource, Inc.
5.25%, 2/15/43	32,000	31,040
4.38%, 5/15/47	25,000	21,341
3.95%, 3/30/48	18,000	14,317
Norfolk Southern Corp.
3.15%, 6/1/27	23,000	22,264
4.05%, 8/15/52	5,000	4,090
3.70%, 3/15/53	25,000	19,175
5.35%, 8/1/54(d)	10,000	10,038
Northern Trust Corp. 3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.173% thereafter)(c)	25,000	24,252
Northrop Grumman Corp.
3.20%, 2/1/27	53,000	51,627
4.70%, 3/15/33	100,000	100,272
NOV, Inc. 3.95%, 12/1/42	13,000	10,284
NSTAR Electric Co. 4.95%, 9/15/52	25,000	23,812
NVIDIA Corp.
2.85%, 4/1/30	10,000	9,385
3.50%, 4/1/50	50,000	40,497
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery 2.67%, 10/1/50, Series 2020	16,000	10,581
NYU Langone Hospitals 3.38%, 7/1/55, Series 2020	25,000	18,449
O’Reilly Automotive, Inc.
3.55%, 3/15/26	17,000	16,724
3.90%, 6/1/29	13,000	12,675
Occidental Petroleum Corp.
8.88%, 7/15/30	10,000	11,804
6.63%, 9/1/30	10,000	10,766
6.13%, 1/1/31	10,000	10,529
6.45%, 9/15/36	15,000	16,272
6.60%, 3/15/46	10,000	10,803
Oglethorpe Power Corp. 5.95%, 11/1/39	40,000	41,625
Ohio Power Co. 1.63%, 1/15/31, Series Q	78,000	64,455
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	17,803
4.75%, 1/15/28	23,000	22,811
3.63%, 10/1/29	31,000	28,868

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	$25,000	$23,949
4.55%, 9/15/32	100,000	99,036
ONEOK, Inc.
4.00%, 7/13/27	18,000	17,784
4.55%, 7/15/28	50,000	49,971
6.05%, 9/1/33	10,000	10,566
4.20%, 10/3/47	38,000	30,369
5.20%, 7/15/48	50,000	46,006
Oracle Corp.
2.65%, 7/15/26	136,000	131,339
4.90%, 2/6/33	117,000	117,198
4.30%, 7/8/34	50,000	47,331
5.38%, 7/15/40	10,000	9,903
4.00%, 11/15/47	110,000	87,041
Owens Corning 4.30%, 7/15/47(d)	23,000	19,139
Pacific Gas & Electric Co.
2.95%, 3/1/26	14,000	13,593
2.50%, 2/1/31	125,000	107,540
6.40%, 6/15/33	50,000	53,548
PacifiCorp
4.10%, 2/1/42	50,000	41,282
3.30%, 3/15/51	100,000	68,405
5.50%, 5/15/54(d)	10,000	9,865
Packaging Corp. of America 3.40%, 12/15/27	25,000	24,203
Paramount Global
3.38%, 2/15/28	5,000	4,663
4.85%, 7/1/42	15,000	11,654
4.60%, 1/15/45	50,000	35,708
4.95%, 5/19/50	20,000	14,957
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	74,645
3.25%, 6/14/29	13,000	12,337
6.25%, 5/15/38, Series A	15,000	16,765
PeaceHealth Obligated Group 4.79%, 11/15/48, Series 2018	20,000	18,411
PECO Energy Co. 3.90%, 3/1/48	20,000	16,316
PepsiCo, Inc.
2.63%, 3/19/27	14,000	13,505
2.75%, 3/19/30	30,000	27,800
3.90%, 7/18/32	75,000	72,840
3.38%, 7/29/49	20,000	15,278
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/26	25,000	25,029
4.45%, 5/19/28	35,000	35,184
4.65%, 5/19/30	25,000	25,410
4.75%, 5/19/33	40,000	40,230
5.30%, 5/19/53	20,000	20,120
5.34%, 5/19/63	35,000	34,763
Investments in Long Securities	Principal Amount	Value
Pfizer, Inc.
3.00%, 12/15/26	$10,000	$9,747
3.60%, 9/15/28(d)	50,000	48,981
4.10%, 9/15/38	36,000	33,113
7.20%, 3/15/39	39,000	47,754
PG&E Wildfire Recovery Funding LLC 5.21%, 12/1/49, Series A-4	75,000	76,231
Philip Morris International, Inc.
4.75%, 2/12/27	100,000	101,002
2.10%, 5/1/30	75,000	66,228
1.75%, 11/1/30	30,000	25,514
4.88%, 11/15/43	32,000	30,093
Phillips 66 5.88%, 5/1/42	47,000	49,153
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	5,000	4,363
Pilgrim’s Pride Corp. 6.25%, 7/1/33	30,000	31,731
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	15,000	14,927
6.65%, 1/15/37	48,000	52,229
PNC Financial Services Group, Inc.
6.62%, 10/20/27, (6.615% fixed rate until 10/20/26; Secured Overnight Financing Index + 1.73% thereafter)(c)	10,000	10,406
3.45%, 4/23/29	20,000	19,236
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(c)	20,000	20,663
2.55%, 1/22/30	85,000	77,287
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(c)(d)	20,000	22,529
PPG Industries, Inc. 1.20%, 3/15/26	25,000	23,736
PPL Electric Utilities Corp. 5.00%, 5/15/33	100,000	101,638
Procter & Gamble Co.
2.80%, 3/25/27	25,000	24,265
3.00%, 3/25/30	35,000	33,213
Progressive Corp.
3.00%, 3/15/32	25,000	22,646
3.95%, 3/26/50	12,000	9,927
Prologis LP
1.25%, 10/15/30(d)	30,000	24,992
5.25%, 6/15/53(d)	40,000	39,772
Providence St. Joseph Health Obligated Group 3.74%, 10/1/47, Series I	33,000	26,279
Prudential Financial, Inc.
3.70%, 3/13/51	25,000	19,252
6.00%, 9/1/52, (6.00% fixed rate until 6/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)(d)	80,000	82,041

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Public Service Co. of Colorado 3.60%, 9/15/42	$165,000	$130,695
Public Service Electric & Gas Co. 3.60%, 12/1/47	86,000	67,379
Public Service Enterprise Group, Inc. 5.20%, 4/1/29	150,000	154,000
Public Storage Operating Co. 5.35%, 8/1/53	25,000	25,253
QUALCOMM, Inc.
4.65%, 5/20/35	62,000	62,590
4.50%, 5/20/52(d)	25,000	22,556
Quanta Services, Inc. 2.90%, 10/1/30(d)	25,000	22,750
Quest Diagnostics, Inc. 5.00%, 12/15/34	25,000	24,869
Radian Group, Inc. 4.88%, 3/15/27	25,000	24,912
Raymond James Financial, Inc. 4.65%, 4/1/30	25,000	25,309
Realty Income Corp.
3.00%, 1/15/27	5,000	4,828
3.95%, 8/15/27	5,000	4,935
4.90%, 7/15/33	45,000	44,775
Regency Centers LP 5.10%, 1/15/35	25,000	25,093
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/50	40,000	25,980
Republic Services, Inc. 6.20%, 3/1/40	50,000	55,348
Rockwell Automation, Inc. 4.20%, 3/1/49	13,000	11,307
Roper Technologies, Inc.
3.80%, 12/15/26	30,000	29,561
1.40%, 9/15/27	15,000	13,745
Royalty Pharma PLC 5.15%, 9/2/29	75,000	76,396
RTX Corp.
5.75%, 11/8/26	10,000	10,258
3.50%, 3/15/27	50,000	48,932
6.00%, 3/15/31	10,000	10,775
4.80%, 12/15/43	5,000	4,644
4.35%, 4/15/47	56,000	48,578
4.05%, 5/4/47	35,000	28,998
6.40%, 3/15/54	15,000	17,241
S&P Global, Inc. 2.90%, 3/1/32	70,000	62,981
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	25,000	25,340
5.00%, 3/15/27	12,000	12,083
4.20%, 3/15/28	75,000	74,115
Sabra Health Care LP
5.13%, 8/15/26	28,000	28,081
3.90%, 10/15/29	10,000	9,358
Investments in Long Securities	Principal Amount	Value
Salesforce, Inc. 2.70%, 7/15/41(d)	$25,000	$18,362
San Diego Gas & Electric Co. 3.70%, 3/15/52	75,000	57,437
Sempra 5.40%, 8/1/26	25,000	25,381
Shell International Finance BV
4.13%, 5/11/35	25,000	23,915
5.50%, 3/25/40	27,000	28,344
4.38%, 5/11/45	50,000	44,633
Sherwin-Williams Co.
2.95%, 8/15/29	10,000	9,316
4.50%, 6/1/47	5,000	4,437
3.80%, 8/15/49	5,000	3,951
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	2,000	1,955
Simon Property Group LP
3.30%, 1/15/26	5,000	4,915
3.25%, 11/30/26	23,000	22,432
3.38%, 6/15/27	100,000	97,782
6.25%, 1/15/34	50,000	54,662
Southern California Edison Co.
4.65%, 10/1/43	69,000	62,745
4.88%, 3/1/49, Series B	43,000	39,768
Southern California Gas Co.
2.95%, 4/15/27	25,000	24,139
5.75%, 6/1/53	50,000	52,092
Southern Co.
3.25%, 7/1/26	57,000	55,701
4.40%, 7/1/46	40,000	34,960
4.00%, 1/15/51, Series B, (4.00% fixed rate until 10/15/25; 5-year Constant Maturity Treasury Rate + 3.733% thereafter)(c)	100,000	97,947
Southern Co. Gas Capital Corp. 4.40%, 6/1/43	21,000	18,238
Southern Power Co. 0.90%, 1/15/26	35,000	33,288
Southwest Airlines Co. 5.13%, 6/15/27	37,000	37,344
Southwest Gas Corp. 3.80%, 9/29/46	25,000	19,259
Southwestern Electric Power Co. 3.25%, 11/1/51	75,000	50,074
Sprint Capital Corp. 6.88%, 11/15/28	50,000	54,220
Stanford Health Care 3.80%, 11/15/48, Series 2018	18,000	15,195
Stanley Black & Decker, Inc. 2.75%, 11/15/50	54,000	32,828
Starbucks Corp.
2.45%, 6/15/26	5,000	4,833
2.00%, 3/12/27(d)	70,000	66,154
3.50%, 11/15/50(d)	50,000	37,070

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
State Street Corp.
5.27%, 8/3/26	$10,000	$10,163
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(c)(d)	25,000	26,115
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	73,695
Steel Dynamics, Inc. 3.45%, 4/15/30(d)	90,000	84,196
Sutter Health 3.16%, 8/15/40, Series 20A	45,000	35,898
Synchrony Financial
3.70%, 8/4/26	5,000	4,888
5.15%, 3/19/29(d)	36,000	35,866
Sysco Corp.
3.30%, 7/15/26	63,000	61,654
6.60%, 4/1/50(d)	25,000	28,795
T-Mobile USA, Inc.
5.38%, 4/15/27	60,000	60,337
4.95%, 3/15/28	50,000	50,783
4.80%, 7/15/28	10,000	10,115
3.38%, 4/15/29	50,000	47,570
5.20%, 1/15/33	50,000	51,178
5.75%, 1/15/34	10,000	10,620
5.75%, 1/15/54	10,000	10,417
5.80%, 9/15/62	100,000	103,463
Tampa Electric Co. 4.45%, 6/15/49	60,000	52,828
Tapestry, Inc. 4.13%, 7/15/27	14,000	13,677
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,577
6.50%, 3/30/34	10,000	10,933
Target Corp. 4.00%, 7/1/42(d)	35,000	30,993
Teledyne FLIR LLC 2.50%, 8/1/30	25,000	22,083
Texas Instruments, Inc. 4.15%, 5/15/48	64,000	56,129
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32	50,000	51,444
5.09%, 8/10/33	10,000	10,327
Time Warner Cable LLC
6.75%, 6/15/39	40,500	40,319
5.88%, 11/15/40	25,000	22,630
TJX Cos., Inc. 3.88%, 4/15/30	20,000	19,558
Toll Brothers Finance Corp. 4.88%, 3/15/27	50,000	50,116
Toyota Motor Credit Corp.
5.00%, 3/19/27, Series B	50,000	50,950
4.55%, 9/20/27(d)	50,000	50,421
3.05%, 1/11/28	15,000	14,420
4.55%, 8/9/29	25,000	25,215
Investments in Long Securities	Principal Amount	Value
2.15%, 2/13/30	$30,000	$26,816
5.55%, 11/20/30	10,000	10,577
1.65%, 1/10/31(d)	55,000	46,473
TPG Operating Group II LP 5.88%, 3/5/34	50,000	52,753
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/28(d)	45,000	44,022
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/42	15,000	13,543
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	15,759
4.30%, 8/25/45	50,000	44,342
2.55%, 4/27/50	10,000	6,403
Trinity Health Corp. 2.63%, 12/1/40, Series 2021	40,000	29,552
Truist Bank 4.05%, 11/3/25	25,000	24,810
Truist Financial Corp.
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(c)	15,000	15,327
1.13%, 8/3/27	56,000	50,950
3.88%, 3/19/29(d)	65,000	62,770
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.361% thereafter)(c)	15,000	15,681
Tucson Electric Power Co. 1.50%, 8/1/30	73,000	61,648
TWDC Enterprises 18 Corp.
4.38%, 8/16/41	10,000	9,096
3.70%, 12/1/42	5,000	4,138
3.00%, 7/30/46	48,000	33,909
Tyson Foods, Inc. 4.88%, 8/15/34(d)	28,000	27,727
U.S. Bancorp
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	150,000	151,533
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(c)	60,000	62,737
5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(c)	15,000	15,770
UDR, Inc. 2.10%, 8/1/32	25,000	20,349
Union Electric Co. 2.95%, 6/15/27	18,000	17,385
Union Pacific Corp.
4.00%, 4/15/47	19,000	15,863
3.84%, 3/20/60	108,000	83,802
United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	188,771	186,138
5.80%, 7/15/37, Series 2023-1, Class A	107,542	111,243

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
United Parcel Service, Inc.
2.40%, 11/15/26	$5,000	$4,800
3.05%, 11/15/27	18,000	17,369
6.20%, 1/15/38	15,000	16,859
3.40%, 11/15/46	5,000	3,926
UnitedHealth Group, Inc.
3.10%, 3/15/26	34,000	33,424
4.25%, 1/15/29(d)	100,000	100,094
4.20%, 5/15/32	75,000	73,274
5.95%, 2/15/41	105,000	113,743
3.75%, 10/15/47	40,000	32,062
4.45%, 12/15/48	15,000	13,421
5.38%, 4/15/54	50,000	50,610
5.20%, 4/15/63	60,000	58,219
University of Southern California 3.84%, 10/1/47, Series 2017	55,000	47,245
Utah Acquisition Sub, Inc. 3.95%, 6/15/26	40,000	39,457
Ventas Realty LP 4.75%, 11/15/30	14,000	14,006
Verisk Analytics, Inc. 4.13%, 3/15/29	50,000	49,371
Verizon Communications, Inc.
4.33%, 9/21/28	100,000	99,776
4.02%, 12/3/29	20,000	19,584
1.68%, 10/30/30	66,000	55,907
5.05%, 5/9/33	10,000	10,191
4.50%, 8/10/33	80,000	77,814
4.78%, 2/15/35(e)	30,000	29,592
3.40%, 3/22/41	100,000	79,752
2.88%, 11/20/50	85,000	56,229
2.99%, 10/30/56	50,000	32,171
Viatris, Inc.
2.70%, 6/22/30(d)	10,000	8,812
3.85%, 6/22/40	30,000	22,944
4.00%, 6/22/50	25,000	17,774
Virginia Electric & Power Co. 5.30%, 8/15/33	100,000	102,782
Visa, Inc.
2.75%, 9/15/27	63,000	60,683
3.65%, 9/15/47	39,000	31,889
Vulcan Materials Co. 3.50%, 6/1/30	131,000	124,125
Walmart, Inc.
4.10%, 4/15/33(d)	50,000	49,569
5.25%, 9/1/35	50,000	53,584
4.05%, 6/29/48	40,000	35,214
Walt Disney Co.
3.50%, 5/13/40	55,000	45,633
2.75%, 9/1/49	50,000	33,261
Warnermedia Holdings, Inc.
3.76%, 3/15/27	35,000	33,539
4.05%, 3/15/29(d)	15,000	14,031
Investments in Long Securities	Principal Amount	Value
4.28%, 3/15/32(d)	$40,000	$34,987
5.05%, 3/15/42(d)	40,000	32,082
5.39%, 3/15/62	25,000	18,882
Washington University 3.52%, 4/15/54, Series 2022	39,000	31,433
Waste Management, Inc. 4.63%, 2/15/30	66,000	67,049
Wells Fargo & Co.
3.00%, 4/22/26	228,000	222,669
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	59,000	57,422
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	25,000	26,542
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(c)	80,000	88,133
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	185,000	177,676
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(c)	50,000	45,367
Welltower OP LLC
4.25%, 4/1/26	28,000	27,822
4.25%, 4/15/28	40,000	39,596
2.75%, 1/15/31	25,000	22,273
Western Midstream Operating LP 6.35%, 1/15/29	50,000	52,762
Western Union Co. 2.75%, 3/15/31	75,000	64,648
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	36,000	35,131
Westlake Corp. 5.00%, 8/15/46	5,000	4,587
Williams Cos., Inc.
3.75%, 6/15/27	10,000	9,795
7.50%, 1/15/31, Series A	36,000	40,799
6.30%, 4/15/40	10,000	10,730
5.75%, 6/24/44	50,000	50,585
WRKCo, Inc. 3.90%, 6/1/28	50,000	48,713
WW Grainger, Inc. 3.75%, 5/15/46	25,000	20,487
Wyeth LLC 5.95%, 4/1/37	10,000	10,939
Xylem, Inc. 3.25%, 11/1/26	5,000	4,867
Zimmer Biomet Holdings, Inc. 5.20%, 9/15/34	25,000	25,200
Total United States		33,867,314
TOTAL CORPORATE BONDS (Cost: $40,309,011)		38,499,779

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES – 0.7%
Canada – 0.1%
Province of Alberta 1.30%, 7/22/30	$60,000	$51,474
Province of British Columbia
2.25%, 6/2/26	25,000	24,192
4.80%, 11/15/28	15,000	15,510
Province of New Brunswick 3.63%, 2/24/28	20,000	19,652
Province of Ontario 1.13%, 10/7/30	50,000	42,207
Province of Quebec
2.50%, 4/20/26	25,000	24,331
7.50%, 9/15/29	31,000	35,840
Total Canada		213,206
Germany – 0.3%
Kreditanstalt fuer Wiederaufbau
0.63%, 1/22/26	225,000	214,261
3.63%, 4/1/26	120,000	119,055
4.13%, 7/15/33(d)	35,000	35,310
5.48%, 4/18/36(a)	50,000	30,962
Landwirtschaftliche Rentenbank
1.75%, 7/27/26	80,000	76,648
2.50%, 11/15/27, Series 37	26,000	24,930
Total Germany		501,166
Japan – 0.1%
Japan Bank for International Cooperation 4.63%, 7/19/28	200,000	204,418
South Korea – 0.2%
Korea Development Bank 4.50%, 2/15/29	220,000	222,539
Sweden – 0.0%
Svensk Exportkredit AB 5.37%, 5/11/37(a)	50,000	26,747
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,196,122)		1,168,076
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Chile – 0.1%
Chile Government International Bonds 3.50%, 1/25/50	100,000	75,652
Indonesia – 0.1%
Indonesia Government International Bonds 3.50%, 2/14/50	165,000	129,005
Italy – 0.0%
Republic of Italy Government International Bonds 5.38%, 6/15/33	63,000	64,339

Investments in Long Securities	Principal Amount	Value
Mexico – 0.2%
Mexico Government International Bonds
6.75%, 9/27/34	$25,000	$26,849
4.28%, 8/14/41	195,000	157,453
5.75%, 10/12/2110	78,000	66,812
Total Mexico		251,114
Panama – 0.1%
Panama Government International Bonds 6.70%, 1/26/36	150,000	152,921
Peru – 0.1%
Peru Government International Bonds
4.13%, 8/25/27	69,000	68,231
8.75%, 11/21/33	25,000	31,352
3.00%, 1/15/34	50,000	42,497
5.63%, 11/18/50	25,000	25,496
3.23%, 7/28/2121	40,000	23,527
Total Peru		191,103
Philippines – 0.1%
Philippines Government International Bonds 5.00%, 7/17/33	200,000	203,430
Poland – 0.1%
Republic of Poland Government International Bonds
4.88%, 10/4/33	75,000	76,064
5.13%, 9/18/34	50,000	51,248
5.50%, 3/18/54	50,000	50,987
Total Poland		178,299
Uruguay – 0.0%
Uruguay Government International Bonds 4.98%, 4/20/55	64,000	61,727
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,415,162)		1,307,590
SUPRANATIONAL BONDS – 1.1%
Asian Development Bank
0.50%, 2/4/26	75,000	71,212
2.50%, 11/2/27	20,000	19,200
4.50%, 8/25/28	30,000	30,761
4.13%, 1/12/34	150,000	151,338
Corp. Andina de Fomento 2.25%, 2/8/27	50,000	47,542
Council of Europe Development Bank 3.75%, 5/25/26	10,000	9,938
European Investment Bank
4.38%, 3/19/27	300,000	303,609
2.38%, 5/24/27	53,000	50,977
4.38%, 10/10/31	100,000	103,019
3.75%, 2/14/33	50,000	49,162
4.88%, 2/15/36	25,000	26,768
See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Inter-American Development Bank
3.50%, 4/12/33	$85,000	$81,833
4.38%, 7/17/34	75,000	77,049
3.20%, 8/7/42	25,000	21,061
International Bank for Reconstruction & Development
4.00%, 8/27/26	100,000	100,052
3.13%, 6/15/27	25,000	24,516
2.50%, 11/22/27	194,000	186,232
0.88%, 5/14/30	318,000	270,131
4.00%, 7/25/30	25,000	25,201
4.75%, 11/14/33	75,000	79,136
TOTAL SUPRANATIONAL BONDS (Cost: $1,749,298)		1,728,737
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.7%
United States – 1.7%
BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	75,000	68,449
3.18%, 2/15/55, Series 2022-BNK39, Class AS	113,000	98,668
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	101,140
2.14%, 3/15/63, Series 2020-BNK28, Class AS	100,000	83,876
Barclays Commercial Mortgage Trust 2.99%, 11/15/52, Series 2019-C5, Class ASB	100,000	96,626
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(c)	60,000	45,882
1.98%, 8/15/54, Series 2021-B28, Class ASB	150,000	134,033
3.79%, 4/15/55, Series 2022-B34, Class A5^(c)	50,000	45,314
4.59%, 5/15/55, Series 2022-B35, Class A5^(c)	30,000	28,795
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.43%, 1/25/27, Series K063, Class A2^(c)	20,000	19,642
3.19%, 9/25/27, Series K069, Class A2^(c)	139,730	135,913
3.25%, 11/25/27, Series K072, Class A1	42,336	41,518
4.57%, 12/25/28, Series K514, Class A2	100,000	101,223
3.69%, 1/25/29, Series K088, Class A2	115,000	113,001
2.52%, 10/25/29, Series K101, Class A2	50,000	46,380
2.54%, 10/25/29, Series K102, Class A2	60,000	55,707
2.13%, 11/25/31, Series K136, Class A2	50,000	43,548
2.35%, 11/25/31, Series K137, Class A2^(c)	35,000	30,911
3.00%, 6/25/32, Series K147, Class A2^(c)	60,000	54,987
4.35%, 1/25/33, Series K154, Class A2^(c)	75,000	75,241
4.20%, 5/25/33, Series K157, Class A2	50,000	49,603
1.24%, 1/25/35, Series K1516, Class A1	83,735	69,514
Federal National Mortgage Association-Aces
2.49%, 5/25/26, Series 2016-M6, Class A2	43,839	42,476
2.55%, 12/25/26, Series 2017-M3, Class A2^(c)	32,500	31,322
3.16%, 3/25/28, Series 2018-M4, Class A2^(c)	17,929	17,338
3.66%, 9/25/28, Series 2019-M1, Class A2^(c)	20,962	20,541
2.44%, 10/25/29, Series 2020-M1, Class A2	100,000	92,235
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	127,624
Investments in Long Securities	Principal Amount	Value
3.61%, 2/25/31, Series 2019-M4, Class A2	$4,180	$4,033
1.76%, 11/25/31, Series 2022-M3, Class A2^(c)	50,000	42,072
3.89%, 9/25/32, Series 2023-M4, Class A2^(c)	50,000	48,312
GS Mortgage Securities Trust 2.66%, 2/13/53, Series 2020-GC45, Class A4	100,000	90,172
Morgan Stanley Bank of America Merrill Lynch Trust 3.60%, 5/15/50, Series 2017-C33, Class A5	90,000	87,190
Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	92,219
2.44%, 6/15/54, Series 2021-L6, Class A4^(c)	100,000	85,978
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	48,583
4.08%, 12/15/51, Series 2018-C15, Class A3	17,669	17,158
Wells Fargo Commercial Mortgage Trust
3.79%, 9/15/48, Series 2015-SG1, Class A4	97,058	95,443
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	64,936
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	83,875
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,832,801)		2,631,478
MUNICIPAL BONDS – 0.7%
United States – 0.7%
California Earthquake Authority 5.60%, 7/1/27, Series A	150,000	151,575
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series B	48,515	55,151
City of Houston 3.96%, 3/1/47	50,000	43,910
Commonwealth of Massachusetts 4.11%, 7/15/31, Series B	59,402	58,631
Dallas Fort Worth International Airport 4.51%, 11/1/51, Series A	100,000	92,919
Louisiana Local Government Environmental Facilities & Community Development Authority 3.62%, 2/1/29, Series A	57,335	56,427
New Jersey Transportation Trust Fund Authority 5.75%, 12/15/28, Series C	45,000	45,783
New York City Municipal Water Finance Authority 5.44%, 6/15/43, Series AA	100,000	102,054
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	108,225
4.81%, 10/15/65, Series 192	25,000	24,184
Port of Morrow 2.54%, 9/1/40, Series 1	20,000	15,332
Sales Tax Securitization Corp. 3.82%, 1/1/48, Series B	100,000	83,959
State of California 7.55%, 4/1/39	90,000	112,286
State of Mississippi 5.25%, 11/1/34, Series F	75,000	76,412

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Texas Department of Transportation State Highway Fund 5.18%, 4/1/30, Series B-BUILD	$50,000	$50,892
University of California 3.35%, 7/1/29, Series BD	10,000	9,694
University of Michigan 3.50%, 4/1/52, Series A	50,000	40,275
TOTAL MUNICIPAL BONDS (Cost: $1,300,262)		1,127,709
ASSET-BACKED SECURITIES – 0.4%
United States – 0.4%
American Express Credit Account Master Trust 4.87%, 5/15/28, Series 2023-1, Class A	150,000	150,992
Discover Card Execution Note Trust 5.03%, 10/15/27, Series 2022-A4, Class A	35,000	35,107
GM Financial Consumer Automobile Receivables Trust 4.86%, 6/18/29, Series 2024-1, Class A4	125,000	126,678
Honda Auto Receivables Owner Trust 4.91%, 9/17/29, Series 2023-2, Class A4	70,000	70,621
Toyota Auto Receivables Owner Trust 4.71%, 2/15/28, Series 2023-B, Class A3	100,000	100,049
Verizon Master Trust 3.67%, 1/22/29, Series 2022-6, Class A	100,000	98,964
Volkswagen Auto Loan Enhanced Trust 1.26%, 10/20/28, Series 2021-1, Class A4	100,000	96,992
TOTAL ASSET-BACKED SECURITIES (Cost: $674,426)		679,403
REPURCHASE AGREEMENT – 0.7%
United States – 0.7%
Citigroup, Inc., tri-party repurchase agreement dated 8/30/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.33% due 9/3/24; Proceeds at maturity – $1,100,651 (fully collateralized by Fannie Mae, 2.00% – 3.00% due 11/1/51 and Freddie Mac, 2.00% due 12/1/51; Market value including accrued interest – $1,133,000) (Cost: $1,100,000)	1,100,000	1,100,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(f) (Cost: $472,479)	472,479	472,479
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 100.6% (Cost: $163,401,009)		159,035,572
TBA Sale Commitments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – (0.7)%
Government National Mortgage Association – (0.3)%
2.00%, 9/1/54(b)	$(75,000)	$(63,223)
2.50%, 9/1/54(b)	(50,000)	(43,723)
3.00%, 9/1/54(b)	(100,000)	(90,513)
3.50%, 9/1/54(b)	(25,000)	(23,278)
4.00%, 9/1/54(b)	(25,000)	(23,904)
2.00%, 10/1/54(b)	(75,000)	(63,274)
2.50%, 10/1/54(b)	(75,000)	(65,653)
3.00%, 10/1/54(b)	(25,000)	(22,649)
Total Government National Mortgage Association		(396,217)
Uniform Mortgage-Backed Securities – (0.4)%
2.50%, 9/1/39(b)	(25,000)	(23,009)
3.00%, 9/1/39(b)	(75,000)	(70,980)
3.50%, 9/1/39(b)	(25,000)	(24,121)
2.50%, 10/1/39(b)	(25,000)	(23,243)
2.00%, 10/17/39(b)	(25,000)	(22,658)
2.00%, 9/1/54(b)	(200,000)	(162,295)
2.50%, 9/1/54(b)	(250,000)	(211,464)
3.50%, 9/1/54(b)	(50,000)	(45,365)
1.50%, 10/1/54(b)	(25,000)	(19,619)
2.00%, 10/1/54(b)	(25,000)	(20,492)
2.50%, 10/1/54(b)	(25,000)	(21,360)
3.00%, 10/1/54(b)	(25,000)	(22,207)
3.50%, 10/1/54(b)	(25,000)	(23,036)
Total Uniform Mortgage-Backed Securities		(689,849)
TOTAL TBA SALE COMMITMENTS (Proceeds: $1,083,344)		(1,086,066)
Other Assets less Liabilities – 0.1%		80,521
NET ASSETS – 100.0%		$158,030,027

^     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)   Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2024.

(b)  To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(c)   Rate shown reflects the accrual rate as of August 31, 2024 on securities with variable or step rates.

(d)  Security, or portion thereof, was on loan at August 31, 2024 (See Note 2). At August 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,377,772 and the total market value of the collateral held by the Fund was $3,505,043. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,032,564.

(e)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)   Rate shown represents annualized 7-day yield as of August 31, 2024.

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	201	12/31/24	$ (41,716,922)	$ 48,648
5 Year U.S. Treasury Note	765	12/31/24	(83,689,805)	228,045
U.S. Treasury Ultra Long Term Bond	80	12/19/24	(10,555,000)	167,077
Ultra 10 Year U.S. Treasury Note	385	12/19/24	(45,213,438)	349,693
			$(181,175,165)	$793,463

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$42,889,122	$—	$42,889,122
U.S. Government Obligations	—	67,431,199	—	67,431,199
Corporate Bonds	—	38,499,779	—	38,499,779
Foreign Government Agencies	—	1,168,076	—	1,168,076
Foreign Government Obligations	—	1,307,590	—	1,307,590
Supranational Bonds	—	1,728,737	—	1,728,737
Commercial Mortgage-Backed Securities	—	2,631,478	—	2,631,478
Municipal Bonds	—	1,127,709	—	1,127,709
Asset-Backed Securities	—	679,403	—	679,403
Repurchase Agreement	—	1,100,000	—	1,100,000
Investment of Cash Collateral for Securities Loaned	—	472,479	—	472,479
Total Investments in Securities	$—	$159,035,572	$—	$159,035,572
Financial Derivative Instruments
Futures Contracts[1]	$793,463	$—	$—	$793,463
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(1,086,066)	$—	$(1,086,066)
Total – Net	$793,463	$157,949,506	$—	$158,742,969

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2024
Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS – 2.6%
Cayman Islands – 2.6%
Bain Capital Credit CLO Ltd. 7.18%, 4/23/35, Series 2019-4A, Class BR, (7.183% fixed rate until 10/23/24; 3-month Secured Overnight Financing Rate + 1.90% thereafter)(a)(b)	$400,000	$400,500
LCM 28 Ltd. 7.69%, 10/20/30, Series 28A, Class C, (7.694% fixed rate until 10/20/24; 3-month Secured Overnight Financing Rate + 2.412% thereafter)(a)(b)	400,000	399,810
LCM XVIII LP 7.39%, 4/20/31, Series 18A, Class CR, (7.394% fixed rate until 10/20/24; 3-month Secured Overnight Financing Rate + 2.112% thereafter)(a)(b)	300,000	300,114
Sound Point CLO XXIX Ltd. 7.85%, 4/25/34, Series 2021-1A, Class C1, (7.846% fixed rate until 10/25/24; 3-month Secured Overnight Financing Rate + 2.562% thereafter)(a)(b)	300,000	300,662
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,381,886)		1,401,086
COLLATERALIZED MORTGAGE OBLIGATIONS – 31.4%
Chase Home Lending Mortgage Trust 6.50%, 1/25/55, Series 2024-1, Class A9^(a)(b)	373,312	377,241
CIM Trust 2.50%, 4/25/51, Series 2021-J2, Class A19^(a)(b)	286,580	235,776
Federal Home Loan Mortgage Corp. REMICs
4.50%, 7/15/25, Series 3000, Class BC	1,918	1,904
4.00%, 5/15/28, Series 4669, Class EV	154,272	152,966
6.00%, 7/15/29, Series 2175, Class TH	18,922	19,134
6.00%, 5/15/32, Series 2448, Class ZQ	28,035	28,436
3.00%, 8/15/32, Series 4092, Class AY	200,000	191,130
6.00%, 8/15/32, Series 2485, Class WG	12,383	12,920
5.50%, 11/15/32, Series 2519, Class ZD	56,739	58,075
5.50%, 11/15/32, Series 2520, Class PH	85,702	88,719
5.50%, 6/15/34, Series 2810, Class ME	20,542	21,345
5.92%, 6/15/34, Series 2812, Class MF^(b)	105,163	104,749
5.50%, 9/15/34, Series 2861, Class Z	184,660	189,329
5.00%, 11/15/34, Series 2893, Class PE	137,775	140,918
6.00%, 11/15/36, Series 3244, Class LZ	149	150
5.00%, 4/15/40, Series 3658, Class CZ, PIK	370,762	372,141
4.50%, 9/15/40, Series 3726, Class QZ	215,423	215,344
4.00%, 1/15/41, Series 4179, Class AZ	357,568	350,052
3.50%, 5/15/41, Series 4229, Class MA	116,270	113,266
3.00%, 12/15/41, Series 4273, Class GM	42,591	41,163
4.00%, 5/15/42, Series 4048, Class CE	150,000	142,761
3.00%, 11/15/42, Series 4136, Class ZG, PIK	426,598	389,142
Investments	Principal Amount	Value
3.00%, 5/15/43, Series 4322, Class DJ	$35,376	$34,513
4.50%, 12/15/43, Series 4283, Class EW^(b)	217,095	218,595
3.00%, 6/15/44, Series 4483, Class CA	135,729	130,368
2.25%, 8/15/44, Series 4406, Class AC	57,818	51,414
3.50%, 9/15/46, Series 4774, Class LP	229,408	222,957
3.00%, 4/25/49, Series 4908, Class BD	289,390	262,144
5.00%, 11/25/50, Series 5058, Class BC, REMIC	282,205	282,505
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2^(a)(b)	556,952	516,703
4.00%, 8/25/56, Series 2017-2, Class M1^(a)(b)	408,656	404,191
4.75%, 5/25/57, Series 2018-1, Class M^(b)	217,625	211,919
3.00%, 8/25/57, Series 2018-3, Class HT	125,529	110,503
2.50%, 5/25/60, Series 2020-3, Class M5TU	295,119	263,902
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust 3.50%, 12/25/46, Series 2017-SC01, Class 2A	308,970	274,816
Federal National Mortgage Association REMICs
3.50%, 8/25/26, Series 2011-80, Class HE	44,626	44,032
2.00%, 11/25/30, Series 2015-93, Class AD	66,014	63,392
6.50%, 10/25/31, Series 2001-52, Class YZ	15,314	15,978
3.00%, 6/25/33, Series 2014-36, Class QA	24,966	24,425
4.00%, 8/25/33, Series 2014-58, Class VM	42,956	42,625
4.50%, 10/25/34, Series 2004-75, Class ZG	4,357	4,362
5.71%, 5/25/35, Series 2005-40, Class FB^(b)	38,031	37,772
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	123,069	120,591
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	217,963	236,495
4.50%, 10/25/36, Series 2009-19, Class PW	138,846	139,098
5.71%, 12/25/36, Series 2006-120, Class PF^(b)	34,370	33,969
5.50%, 2/25/37, Series 2007-6, Class PA	7,953	8,348
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	286,828	273,176
5.00%, 4/25/37, Series 2007-26, Class JZ	143,649	146,479
5.00%, 3/25/38, Series 2008-16, Class EA	4,883	4,900
6.00%, 8/25/39, Series 2009-62, Class Z	254,074	268,512
5.00%, 11/25/39, Series 2009-89, Class PH	110,969	113,848
3.50%, 5/25/40, Series 2010-43, Class MC	80,749	79,474
5.00%, 7/25/40, Series 2010-80, Class PZ	207,742	211,505
5.00%, 9/25/40, Series 2010-102, Class PN	631,392	641,843
3.00%, 2/25/41, Series 2011-134, Class NJ	28,859	28,151
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	14,391	12,401
5.00%, 6/25/41, Series 2011-52, Class GB	107,534	110,267
5.25%, 9/25/41, Series 2011-84, Class PZ	275,586	279,785
1.75%, 6/25/42, Series 2013-37, Class JA	91,436	87,571
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	192,297

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2024
Investments	Principal Amount	Value
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	$81,850	$69,554
3.00%, 3/25/44, Series 2015-42, Class CA	148,931	142,382
3.00%, 4/25/45, Series 2015-23, Class HZ, PIK	530,390	484,994
3.00%, 3/25/46, Series 2016-9, Class D	123,829	114,030
2.50%, 9/25/46, Series 2016-63, Class CA	33,320	25,622
Flagstar Mortgage Trust 2.50%, 9/25/51, Series 2021-8INV, Class A6^(a)(b)	480,232	426,268
Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	111,314	110,710
5.00%, 4/20/34, Series 2004-31, Class ZB	128,604	128,010
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	155,615
5.50%, 4/20/37, Series 2007-24, Class PC	21,788	21,790
5.50%, 5/20/38, Series 2008-42, Class QB	43,964	45,217
2.00%, 8/20/39, Series 2011-52, Class KY	34,393	32,934
6.00%, 8/20/39, Series 2009-64, Class KZ, PIK	429,466	471,999
4.00%, 4/20/40, Series 2011-69, Class HW	3,128	3,118
4.50%, 9/16/40, Series 2010-125, Class BZ	182,838	182,390
3.00%, 7/16/41, Series 2011-135, Class WH	204,777	181,043
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	122,016
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	682,131	649,115
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	230,901
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	348,333	301,981
GS Mortgage-Backed Securities Trust 2.50%, 1/25/52, Series 2021-PJ8, Class A8^(a)(b)	445,062	395,686
JP Morgan Mortgage Trust
3.59%, 5/25/45, Series 2015-3, Class B3^(a)(b)	88,608	82,884
2.94%, 7/25/51, Series 2021-3, Class B1^(a)(b)	214,904	177,944
2.50%, 8/25/52, Series 2022-2, Class A25A^(a)(b)	385,215	316,694
Mello Mortgage Capital Acceptance 2.50%, 8/25/51, Series 2021-INV2, Class A3^(a)(b)	486,370	404,712
Provident Funding Mortgage Trust 3.24%, 2/25/50, Series 2020-1, Class B1^(a)(b)	357,826	307,582
Rate Mortgage Trust 3.00%, 1/25/52, Series 2022-J1, Class A19^(a)(b)	654,653	559,829
RCKT Mortgage Trust 3.00%, 2/25/50, Series 2020-1, Class A13^(a)(b)	111,752	95,991
Investments	Principal Amount	Value
Seasoned Loans Structured Transaction 3.50%, 6/25/28, Series 2018-1, Class A1	$251,432	$241,612
Seasoned Loans Structured Transaction Trust 2.75%, 11/25/29, Series 2019-3, Class A2C	85,000	78,231
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1^(a)(b)	124,190	116,641
6.00%, 4/25/54, Series 2024-3, Class A19^(a)(b)	363,743	362,424
Verus Securitization Trust 3.99%, 5/25/60, Series 2020-2, Class A2^(a)(b)	300,000	294,628
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $17,784,700)		16,787,034
COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.2%
United States – 5.2%
Benchmark Mortgage Trust
3.67%, 1/15/51, Series 2018-B1, Class A5^(b)	400,000	383,471
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	238,693
Cantor Commercial Real Estate Lending 2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	162,725
CFCRE Commercial Mortgage Trust 4.20%, 6/15/50, Series 2017-C8, Class B^(b)	300,000	278,870
CSAIL Commercial Mortgage Trust 5.04%, 11/15/51, Series 2018-C14, Class B^(b)	250,000	228,455
Federal Home Loan Mortgage Corp. Multiclass Certificates 1.77%, 9/25/45, Series 2021-P011, Class X1^(b)(c)	397,139	46,406
HIT Trust 8.53%, 7/9/25, Series 2022-HI32, Class B^(a)(b)	387,656	387,008
HYT Commercial Mortgage Trust 7.18%, 9/15/41, Series 2024-RGCY, Class A^(a)(b)	400,000	399,952
Washington State Housing Finance Commission 0.73%, 12/20/35, Series 2021-1, Class X^(b)(c)	6,001,978	260,966
Wells Fargo Commercial Mortgage Trust 4.59%, 1/15/60, Series 2017-RC1, Class C	250,000	231,127
WFRBS Commercial Mortgage Trust 4.23%, 8/15/47, Series 2014-C21, Class C^(b)	200,000	184,530
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,935,240)		2,802,203

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (continued) WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 59.7%
Federal Home Loan Mortgage Corporation – 4.7%
4.00%, 1/1/42	$183,217	$177,770
3.50%, 8/1/46	228,573	213,867
3.50%, 9/1/47	247,241	230,803
2.00%, 9/1/51	415,722	350,444
2.00%, 1/1/52	857,018	713,816
2.50%, 2/1/52	982,449	847,285
Total Federal Home Loan Mortgage Corporation		2,533,985
Federal National Mortgage Association – 37.3%
4.00%, 11/1/43	232,085	226,071
4.00%, 5/1/47	178,884	173,267
4.00%, 12/1/47	173,675	168,108
2.50%, 11/1/50	423,458	369,479
2.00%, 12/1/51	470,570	386,221
2.50%, 12/1/51	652,042	564,268
2.00%, 1/1/52	1,939,926	1,590,465
2.50%, 2/1/52	1,128,627	967,476
2.00%, 3/1/52	3,292,668	2,699,630
2.50%, 4/1/52	1,224,978	1,048,138
3.00%, 5/1/52	1,868,528	1,669,348
3.50%, 7/1/52	1,155,339	1,064,782
2.50%, 9/1/52	1,325,102	1,136,513
3.50%, 9/1/52	1,185,130	1,091,560
4.50%, 9/1/52	967,606	942,259
5.00%, 9/1/52	1,362,821	1,355,736
3.00%, 10/1/52	1,191,367	1,057,936
4.00%, 1/1/53	1,094,859	1,039,502
3.50%, 4/1/53	1,118,754	1,030,425
5.50%, 6/1/53	994,778	1,002,367
4.00%, 4/1/55	358,196	342,016
4.50%, 6/1/56	60,400	59,336
Total Federal National Mortgage Association		19,984,903
Government National Mortgage Association – 16.9%
3.00%, 8/20/44	8,122	7,497
3.00%, 12/20/44	275,019	253,830
3.00%, 3/20/45	144,360	133,193
3.00%, 4/20/45	306,589	282,512
3.00%, 7/20/45	34,374	31,665
3.50%, 7/20/47	304,466	287,118
4.50%, 8/20/47	304,147	302,420
3.50%, 12/20/47	283,519	266,633
4.50%, 5/20/49	50,374	49,879
2.50%, 6/20/51	745,460	652,229
2.50%, 9/20/51	1,760,323	1,539,301
2.00%, 10/20/51	2,386,243	2,011,017
2.00%, 12/20/51	473,883	399,364
Investments	Principal Amount	Value
4.00%, 10/20/52	$189,369	$181,052
5.50%, 2/20/54	487,298	493,120
2.50%, 9/20/54(d)	500,000	437,237
5.50%, 9/20/54(d)	1,700,000	1,711,413
Total Government National Mortgage Association		9,039,480
Uniform Mortgage-Backed Security – 0.8%
2.00%, 9/1/54(d)	500,000	409,249
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $31,494,146)		31,967,617
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $53,595,972)		52,957,940
Other Assets less Liabilities – 1.1%		566,889
NET ASSETS – 100.0%		$53,524,829

^      Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)   Rate shown reflects the accrual rate as of August 31, 2024 on securities with variable or step rates.

(c)    Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)   To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	5	12/31/24	$1,037,734	$(1,367)
5 Year U.S. Treasury Note	12	12/31/24	1,312,781	(4,875)
10 Year U.S. Treasury Note	1	12/19/24	113,563	(734)
U.S. Treasury Long Bond	1	12/19/24	123,125	(1,669)
U.S. Treasury Ultra Long Term Bond	1	12/19/24	131,938	(2,137)
			$2,719,141	$(10,782)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$—	$1,401,086	$—	$1,401,086
Collateralized Mortgage Obligations	—	16,787,034	—	16,787,034
Commercial Mortgage-Backed Securities	—	2,802,203	—	2,802,203
U.S. Government Agencies	—	31,967,617	—	31,967,617
Total Investments in Securities	$—	$52,957,940	$—	$52,957,940
Liabilities:
Financial Derivative Instruments Futures Contracts[1]	$(10,782)	$—	$—	$(10,782)
Total – Net	$(10,782)	$52,957,940	$—	$52,947,158

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 17.8%
Federal Farm Credit Bank – 0.4%
2.38%, 3/16/32	$2,062,000	$1,834,933
2.90%, 4/12/32	631,000	583,315
3.50%, 9/1/32	1,237,000	1,182,522
3.40%, 4/25/34	1,650,000	1,533,741
Total Federal Farm Credit Bank		5,134,511
Federal Home Loan Bank – 0.6%
1.10%, 8/20/26	1,930,000	1,820,839
3.50%, 6/11/32	825,000	788,642
5.63%, 3/14/36	5,380,000	6,039,104
Total Federal Home Loan Bank		8,648,585
Federal Home Loan Mortgage Corporation – 2.1%
1.50%, 2/12/25	580,000	571,341
0.38%, 7/21/25	417,000	402,367
6.25%, 7/15/32	713,000	823,372
4.50%, 8/1/41	273,924	274,105
6.40%, 2/1/42^(a)	143,648	145,720
3.00%, 4/1/45	2,047,047	1,880,269
4.00%, 11/1/45	1,407,439	1,363,431
3.50%, 12/1/46	1,339,181	1,258,655
3.50%, 12/1/47	698,889	656,660
3.50%, 3/1/48	2,066,545	1,942,432
4.50%, 7/1/48	232,011	229,271
2.00%, 5/1/51	326,321	269,043
2.00%, 9/1/51	5,476,771	4,498,278
2.00%, 1/1/52	3,403,405	2,834,866
3.00%, 1/1/52	1,539,724	1,390,685
2.50%, 2/1/52	2,921,591	2,521,846
2.50%, 3/1/52	2,420,998	2,089,186
2.50%, 4/1/52	2,485,235	2,143,615
3.50%, 5/1/52	2,515,935	2,329,842
Total Federal Home Loan Mortgage Corporation		27,624,984
Federal National Mortgage Association – 9.7%
2.63%, 9/6/24	566,000	565,530
2.50%, 9/1/27	388,290	378,054
7.13%, 1/15/30	1,528,000	1,770,524
2.50%, 6/1/30	539,218	519,102
2.50%, 7/1/30	295,035	283,741
3.00%, 9/1/30	318,406	309,320
6.63%, 11/15/30	983,000	1,127,580
2.50%, 7/1/36	1,358,000	1,262,005
2.00%, 12/1/36	5,071,646	4,595,013
2.00%, 4/1/37	2,425,053	2,194,406
5.63%, 7/15/37	3,000,000	3,414,900
3.00%, 10/1/37	1,868,933	1,773,629
5.00%, 4/1/39	469,550	472,804
2.00%, 11/1/40	3,604,574	3,131,565
Investments	Principal Amount	Value
4.00%, 11/1/40	$1,761,102	$1,718,335
4.00%, 12/1/40	229,571	223,985
4.00%, 2/1/41	321,014	313,218
4.50%, 6/1/41	478,989	478,759
4.50%, 7/1/41	556,203	555,936
4.50%, 8/1/41	195,570	195,476
4.00%, 11/1/41	186,304	181,590
5.00%, 5/1/42	188,872	193,357
3.50%, 10/1/42	1,817,710	1,717,216
3.00%, 7/1/43	1,619,371	1,482,780
3.00%, 9/1/43	740,672	678,198
4.00%, 6/1/45	1,255,564	1,218,549
4.00%, 7/1/45	818,329	798,386
3.50%, 1/1/46	850,380	802,038
3.50%, 2/1/46	1,927,234	1,817,675
4.00%, 2/1/46	430,465	418,486
3.00%, 8/1/46	341,863	312,875
4.00%, 2/1/48	724,729	697,625
2.50%, 6/1/50	3,654,492	3,189,780
2.50%, 7/1/50	3,158,400	2,720,876
2.50%, 8/1/50	4,402,721	3,838,779
2.00%, 5/1/51	2,587,020	2,157,261
2.50%, 5/1/51	1,293,277	1,118,958
2.50%, 6/1/51	4,821,703	4,137,043
2.50%, 9/1/51	653,053	562,948
2.00%, 10/1/51	3,459,356	2,840,495
2.00%, 11/1/51	4,878,356	4,062,914
2.00%, 12/1/51	2,951,756	2,422,331
2.50%, 12/1/51	3,072,940	2,665,030
2.50%, 1/1/52	3,452,591	2,983,043
2.00%, 2/1/52	19,723,859	16,376,984
2.50%, 2/1/52	4,863,434	4,179,841
3.50%, 2/1/52	668,060	621,610
2.00%, 3/1/52	2,481,982	2,049,665
2.50%, 3/1/52	3,904,097	3,376,767
3.50%, 3/1/52	524,873	488,964
2.00%, 4/1/52	1,803,507	1,497,897
3.50%, 6/1/52	1,319,038	1,215,214
3.00%, 7/1/52	2,460,947	2,184,164
4.00%, 8/1/52	2,863,921	2,720,909
4.50%, 8/1/52	2,040,246	2,000,303
5.00%, 9/1/52	2,895,995	2,881,914
4.50%, 10/1/52	3,126,494	3,047,134
5.00%, 5/1/53	3,429,962	3,405,575
6.00%, 5/1/53	654,342	666,503
5.50%, 8/1/53	6,427,026	6,474,488
6.00%, 9/1/53	4,583,430	4,668,614
6.50%, 10/1/53	4,573,061	4,710,155
Total Federal National Mortgage Association		130,868,816

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Government National Mortgage Association – 2.4%
4.50%, 6/20/41	$222,396	$223,830
4.50%, 7/20/41	361,495	363,826
4.50%, 10/20/41	460,564	463,534
4.00%, 10/20/43	701,660	687,343
4.00%, 3/20/46	960,751	930,504
3.50%, 3/20/47	3,251,908	3,064,069
3.50%, 9/20/47	1,106,032	1,039,241
3.50%, 1/20/48	590,487	556,379
4.50%, 1/20/50	574,172	569,196
2.00%, 1/20/51	1,061,055	896,041
2.00%, 2/20/51	4,160,198	3,510,839
2.50%, 3/20/51	1,082,251	947,573
2.50%, 5/20/51	1,680,310	1,470,688
2.50%, 8/20/51	1,550,961	1,356,757
2.50%, 10/20/51	1,583,189	1,384,460
3.00%, 10/20/51	2,840,800	2,559,989
3.00%, 11/20/51	2,474,548	2,212,506
3.00%, 12/20/51	1,587,477	1,436,928
2.50%, 4/20/52	1,724,532	1,508,084
4.50%, 7/20/52	608,895	596,925
5.50%, 1/20/53	1,575,893	1,587,271
5.50%, 4/20/53	315,635	318,234
5.00%, 5/20/53	2,258,372	2,254,373
6.00%, 8/20/53	1,439,036	1,461,857
6.50%, 10/20/53	1,109,777	1,132,909
Total Government National Mortgage Association		32,533,356
Tennessee Valley Authority – 2.4%
0.75%, 5/15/25	159,000	154,780
3.88%, 3/15/28	1,670,000	1,673,190
7.13%, 5/1/30	2,062,000	2,391,384
1.50%, 9/15/31	50,000	42,309
5.88%, 4/1/36	310,000	354,209
5.47%, 3/15/37**	1,698,000	936,158
5.25%, 9/15/39	330,000	352,882
5.38%, 1/15/42**	800,000	341,088
3.50%, 12/15/42	17,830,000	15,316,505
4.25%, 9/15/52	10,314,000	9,456,288
5.38%, 4/1/56	650,000	715,507
4.63%, 9/15/60	400,000	388,140
4.25%, 9/15/65	874,000	785,202
Total Tennessee Valley Authority		32,907,642
Uniform Mortgage-Backed Security – 0.2%
2.00%, 9/1/54(b)	3,538,000	2,896,018
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $240,465,344)		240,613,912
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 27.7%
U.S. Treasury Bonds – 4.2%
5.00%, 5/15/37	$14,900	$16,459
4.50%, 5/15/38	15,600	16,421
3.88%, 8/15/40	325,300	315,897
1.88%, 2/15/41	76,634,600	55,111,054
4.38%, 5/15/41	15,800	16,221
4.50%, 2/15/44	485,000	497,239
4.63%, 5/15/44	414,900	432,144
4.63%, 5/15/54	325,100	347,425
Total U.S. Treasury Bonds		56,752,860
U.S. Treasury Notes – 23.5%
2.13%, 9/30/24	353,600	352,861
4.38%, 10/31/24	19,200	19,176
2.25%, 11/15/24	195,300	194,205
4.13%, 1/31/25	3,127,000	3,116,923
4.63%, 2/28/25	1,560,000	1,559,056
3.88%, 3/31/25	737,500	734,072
3.88%, 4/30/25	346,300	344,582
4.25%, 5/31/25	146,600	146,276
2.88%, 6/15/25	2,112,900	2,086,076
3.00%, 7/15/25	252,300	249,245
5.00%, 8/31/25	435,600	438,118
0.25%, 10/31/25	55,450,000	52,951,501
5.00%, 10/31/25	69,400	69,953
4.88%, 11/30/25	22,400	22,570
4.25%, 12/31/25	26,000	26,017
3.88%, 1/15/26	1,554,400	1,548,662
0.38%, 1/31/26	200,338,800	190,114,477
4.00%, 2/15/26	2,445,500	2,441,727
4.63%, 3/15/26	1,376,800	1,387,745
4.50%, 3/31/26	294,000	295,866
3.75%, 4/15/26	1,505,400	1,498,461
3.63%, 5/15/26	161,000	159,943
4.13%, 6/15/26	86,500	86,696
4.50%, 7/15/26	103,900	104,874
4.38%, 7/31/26	1,984,000	1,999,035
4.38%, 8/15/26	268,800	270,989
3.75%, 8/31/26	1,498,300	1,493,296
4.63%, 9/15/26	259,100	262,612
2.00%, 11/15/26	443,500	426,037
4.63%, 11/15/26	26,800	27,211
1.25%, 11/30/26	630,200	594,948
1.50%, 1/31/27	2,334,200	2,209,102
4.13%, 2/15/27	622,500	626,415
4.25%, 3/15/27	345,500	349,063
4.63%, 6/15/27	110,000	112,381
3.75%, 8/15/27	6,070,000	6,063,361

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
3.50%, 1/31/28	$1,468,600	$1,455,635
4.00%, 2/29/28	1,349,500	1,359,621
3.63%, 3/31/28	2,144,600	2,135,301
3.50%, 4/30/28	1,146,500	1,136,244
3.63%, 5/31/28	606,200	603,240
2.88%, 8/15/28	10,800	10,447
4.38%, 8/31/28	457,200	467,576
4.88%, 10/31/28	741,700	773,367
4.38%, 11/30/28	321,500	329,286
3.75%, 12/31/28	214,300	214,300
4.13%, 3/31/29	497,000	504,921
3.25%, 6/30/29	18,800	18,384
4.00%, 7/31/29	1,199,900	1,214,243
3.63%, 3/31/30	68,300	67,782
3.50%, 4/30/30	78,300	77,202
3.75%, 5/31/30	150,000	149,783
4.00%, 7/31/30	211,400	213,787
0.63%, 8/15/30	35,760,000	29,810,709
4.13%, 3/31/31	94,000	95,741
1.63%, 5/15/31	20,500	17,870
4.13%, 7/31/31	888,200	905,062
4.13%, 11/15/32	25,400	25,880
3.50%, 2/15/33	164,900	160,443
3.88%, 8/15/33	934,600	932,848
4.50%, 11/15/33	179,900	188,094
4.38%, 5/15/34	1,201,100	1,244,828
Total U.S. Treasury Notes		318,496,126
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $366,199,974)		375,248,986
CORPORATE BONDS – 41.1%
Argentina – 0.0%
YPF SA
9.00%, 6/30/29(c)	178,000	181,008
Australia – 0.6%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/40	55,000	56,300
Australia & New Zealand Banking Group Ltd. 4.40%, 5/19/26(d)	845,000	837,961
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	75,000	75,371
6.42%, 3/1/26	25,000	25,685
5.25%, 9/8/26	60,000	60,979
4.75%, 2/28/28	75,000	75,915
5.10%, 9/8/28	50,000	51,306
5.25%, 9/8/30	20,000	20,847
4.90%, 2/28/33	15,000	15,173
5.25%, 9/8/33	30,000	30,992
4.13%, 2/24/42	54,000	47,740
5.00%, 9/30/43	136,000	133,251
5.50%, 9/8/53	43,000	44,804
Investments	Principal Amount	Value
Commonwealth Bank of Australia
2.85%, 5/18/26(d)	$35,000	$34,183
1.13%, 6/15/26(d)	50,000	47,272
2.63%, 9/6/26(d)	40,000	38,676
2.55%, 3/14/27(d)	194,000	186,069
3.15%, 9/19/27(d)	30,000	29,072
3.90%, 3/16/28(d)	265,000	262,559
1.88%, 9/15/31(d)	495,000	418,725
3.90%, 7/12/47(d)	65,000	54,597
CSL Finance PLC
3.85%, 4/27/27(d)	20,000	19,667
4.05%, 4/27/29(d)	20,000	19,632
4.25%, 4/27/32(d)	40,000	38,899
5.11%, 4/3/34(d)	20,000	20,434
4.63%, 4/27/42(d)	20,000	18,519
4.75%, 4/27/52(d)	40,000	36,718
5.42%, 4/3/54(d)	30,000	30,454
4.95%, 4/27/62(d)	20,000	18,514
FMG Resources August 2006 Pty. Ltd. 6.13%, 4/15/32(d)	174,000	173,943
Glencore Finance Canada Ltd.
6.90%, 11/15/37(d)	20,000	22,397
6.00%, 11/15/41(d)	20,000	20,268
5.55%, 10/25/42(d)	20,000	19,465
Glencore Funding LLC
4.00%, 4/16/25(d)	20,000	19,850
1.63%, 9/1/25(d)	40,000	38,698
1.63%, 4/27/26(d)	25,000	23,807
4.00%, 3/27/27(d)	40,000	39,319
5.34%, 4/4/27(d)	35,000	35,601
3.88%, 10/27/27(d)	20,000	19,505
5.40%, 5/8/28(d)	60,000	61,153
6.13%, 10/6/28(d)	30,000	31,408
4.88%, 3/12/29(d)	30,000	30,128
5.37%, 4/4/29(d)	45,000	45,968
2.50%, 9/1/30(d)	40,000	35,158
6.38%, 10/6/30(d)	30,000	32,114
2.85%, 4/27/31(d)	25,000	21,900
2.63%, 9/23/31(d)	31,000	26,474
5.70%, 5/8/33(d)	20,000	20,613
6.50%, 10/6/33(d)	233,000	251,677
5.63%, 4/4/34(d)	50,000	50,934
3.88%, 4/27/51(d)	20,000	14,829
3.38%, 9/23/51(d)	20,000	13,298
5.89%, 4/4/54(d)	20,000	20,050
Goodman U.S. Finance Five LLC 4.63%, 5/4/32(d)	20,000	19,202
Goodman U.S. Finance Four LLC 4.50%, 10/15/37(d)	13,000	11,802
Goodman U.S. Finance Three LLC 3.70%, 3/15/28(d)	21,000	20,184

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Macquarie Bank Ltd. 6.80%, 1/18/33(d)	$225,000	$244,553
Macquarie Group Ltd.
2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(d)	166,000	142,197
5.49%, 11/9/33, (5.491% fixed rate until 11/9/32; Secured Overnight Financing Rate + 2.865% thereafter)(a)(d)	110,000	112,531
Mineral Resources Ltd.
8.13%, 5/1/27(d)	29,000	29,296
8.00%, 11/1/27(d)	31,000	31,640
9.25%, 10/1/28(d)	45,000	47,639
8.50%, 5/1/30(d)	26,000	27,066
National Australia Bank Ltd.
1.89%, 1/12/27(d)	257,000	243,107
3.91%, 6/9/27	347,000	343,631
3.35%, 1/12/37, (3.347% fixed rate until 1/12/32; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)(d)	476,000	416,191
NBN Co. Ltd. 5.75%, 10/6/28(d)	210,000	220,613
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	55,000	60,316
5.20%, 11/2/40	9,000	9,094
2.75%, 11/2/51	53,000	34,723
Rio Tinto Finance USA PLC
5.00%, 3/9/33	82,000	84,689
5.13%, 3/9/53	149,000	148,109
Santos Finance Ltd.
3.65%, 4/29/31(d)	79,000	71,505
6.88%, 9/19/33(d)	35,000	38,356
Scentre Group Trust 2 4.75%, 9/24/80, (4.75% fixed rate until 6/24/26; 5-year Constant Maturity Treasury Rate + 4.379% thereafter)(a)(d)	233,000	230,097
South32 Treasury Ltd. 4.35%, 4/14/32(d)	29,000	27,078
Transurban Finance Co. Pty. Ltd.
4.13%, 2/2/26(d)	22,000	21,781
3.38%, 3/22/27(d)	22,000	21,330
2.45%, 3/16/31(d)	37,000	31,886
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	528,000	520,983
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	315,000	270,604
3.13%, 11/18/41	73,000	54,251
Woodside Finance Ltd. 4.50%, 3/4/29(d)	106,000	104,802
Total Australia		7,458,127
Investments	Principal Amount	Value
Austria – 0.1%
Oesterreichische Kontrollbank AG 0.50%, 2/2/26	$936,000	$888,311
Bahrain – 0.0%
Bapco Energies BSC Closed 7.50%, 10/25/27(c)	200,000	208,434
Belgium – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	849,000	816,152
Anheuser-Busch InBev Finance, Inc. 4.90%, 2/1/46	341,000	327,230
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	262,000	266,975
3.50%, 6/1/30	619,000	594,884
8.20%, 1/15/39	401,000	530,611
4.35%, 6/1/40	262,000	242,009
5.55%, 1/23/49	165,000	173,059
4.50%, 6/1/50	48,000	44,875
4.75%, 4/15/58	48,000	45,009
5.80%, 1/23/59	53,000	58,235
4.60%, 6/1/60	17,000	15,753
KBC Group NV 5.80%, 1/19/29, (5.796% fixed rate until 1/19/28; 1-year Constant Maturity Treasury Rate + 2.10% thereafter)(a)(d)	200,000	205,918
Total Belgium		3,320,710
Bermuda – 0.0%
Bacardi Ltd. 4.70%, 5/15/28(d)	312,000	309,988
RenaissanceRe Finance, Inc. 3.45%, 7/1/27	21,000	20,374
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	28,000	26,854
5.75%, 6/5/33	15,000	15,495
Triton Container International Ltd.
2.05%, 4/15/26(d)	25,000	23,791
3.15%, 6/15/31(d)	25,000	21,577
Triton Container International Ltd./TAL International Container Corp.
3.25%, 3/15/32	42,000	35,960
XL Group Ltd. 5.25%, 12/15/43	16,000	15,579
Total Bermuda		469,618
Brazil – 0.3%
Banco do Brasil SA 3.25%, 9/30/26(c)	200,000	194,910
Braskem Netherlands Finance BV 7.25%, 2/13/33(c)	224,000	220,508
BRF SA 4.88%, 1/24/30(c)	200,000	189,352
Cosan Luxembourg SA 7.50%, 6/27/30(c)	200,000	208,992
See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
CSN Inova Ventures 6.75%, 1/28/28(c)	$200,000	$191,656
Gerdau Trade, Inc. 4.88%, 10/24/27(c)	200,000	199,902
Klabin Austria GmbH 5.75%, 4/3/29(c)	200,000	201,508
MARB BondCo PLC 3.95%, 1/29/31(c)	200,000	170,344
Minerva Luxembourg SA 4.38%, 3/18/31(c)	200,000	173,698
Petrobras Global Finance BV
5.60%, 1/3/31	214,000	212,160
6.90%, 3/19/49	177,000	175,524
Raizen Fuels Finance SA 5.30%, 1/20/27(c)	200,000	200,440
Samarco Mineracao SA 9.00%, 6/30/31, PIK(c)	157,465	146,713
Suzano Austria GmbH 3.75%, 1/15/31	575,000	522,664
Vale Overseas Ltd.
3.75%, 7/8/30	238,000	222,625
6.13%, 6/12/33	107,000	111,561
8.25%, 1/17/34	46,000	55,165
6.88%, 11/21/36	193,000	212,092
6.88%, 11/10/39	104,000	113,574
Vale SA 5.63%, 9/11/42	44,000	44,159
Yara International ASA
3.80%, 6/6/26(d)	20,000	19,621
4.75%, 6/1/28(d)	41,000	40,643
3.15%, 6/4/30(d)	31,000	27,846
7.38%, 11/14/32(c)	25,000	28,116
Total Brazil		3,883,773
Canada – 1.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 1/15/28(d)	20,000	19,153
3.50%, 2/15/29(d)	50,000	46,741
4.00%, 10/15/30(d)	152,000	139,399
Air Canada Pass-Through Trust 10.50%, 7/15/26, Series 2020-1, Class C(d)	200,000	214,872
Algonquin Power & Utilities Corp.
5.37%, 6/15/26	71,000	71,601
4.75%, 1/18/82, (4.75% fixed rate until 1/18/27; 5-year Constant Maturity Treasury Rate + 3.249% thereafter)(a)	31,000	28,784
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27(d)	40,000	38,798
2.95%, 1/25/30(d)	30,000	27,511
5.27%, 2/12/34(d)	35,000	35,495
3.44%, 5/13/41(d)	25,000	19,573
4.50%, 7/26/47(d)	20,000	17,400
Investments	Principal Amount	Value
3.80%, 1/25/50(d)	$30,000	$23,394
3.63%, 5/13/51(d)	15,000	11,126
5.62%, 2/12/54(d)	25,000	25,372
Bank of Montreal
5.30%, 6/5/26	99,000	100,402
1.25%, 9/15/26	95,000	89,063
5.27%, 12/11/26	84,000	85,513
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	73,000	69,402
2.65%, 3/8/27	91,000	87,419
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	486,000	468,587
Bank of Nova Scotia
4.50%, 12/16/25	77,000	76,565
1.05%, 3/2/26	175,000	166,318
2.95%, 3/11/27	51,000	49,316
2.45%, 2/2/32	345,000	296,314
4.59%, 5/4/37, (4.588% fixed rate until 2/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(a)	89,000	83,541
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	321,000	340,202
Baytex Energy Corp.
8.50%, 4/30/30(d)	33,000	35,220
7.38%, 3/15/32(d)	24,000	24,871
Bell Canada
2.15%, 2/15/32, Series US-5	43,000	35,793
5.10%, 5/11/33	61,000	61,570
5.20%, 2/15/34	16,000	16,282
4.46%, 4/1/48	340,000	295,841
4.30%, 7/29/49	54,000	45,778
3.20%, 2/15/52, Series US-6	35,000	24,225
Bombardier, Inc.
7.13%, 6/15/26(d)	14,000	14,225
7.88%, 4/15/27(d)	50,000	50,195
6.00%, 2/15/28(d)	96,000	96,228
7.50%, 2/1/29(d)	43,000	45,218
8.75%, 11/15/30(d)	31,000	33,900
7.25%, 7/1/31(d)	46,000	48,386
7.00%, 6/1/32(d)	31,000	32,277
Brookfield Finance, Inc.
4.85%, 3/29/29	173,000	175,086
4.35%, 4/15/30	100,000	98,241
3.50%, 3/30/51	142,000	104,697
3.63%, 2/15/52	32,000	23,492
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 9/15/27(d)	25,000	24,971
5.00%, 6/15/29(d)	14,000	13,156
4.88%, 2/15/30(d)	20,000	18,666

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Canadian Imperial Bank of Commerce
3.95%, 8/4/25	$99,000	$98,261
0.95%, 10/23/25	37,000	35,529
1.25%, 6/22/26	55,000	52,012
5.62%, 7/17/26	33,000	33,621
5.93%, 10/2/26	62,000	63,787
3.45%, 4/7/27	73,000	71,212
5.00%, 4/28/28	278,000	283,099
5.99%, 10/3/28	51,000	53,769
3.60%, 4/7/32	21,000	19,365
6.09%, 10/3/33	23,000	24,760
Canadian National Railway Co.
2.75%, 3/1/26	37,000	36,128
6.90%, 7/15/28	35,000	38,297
3.85%, 8/5/32	16,000	15,220
5.85%, 11/1/33	6,000	6,556
6.25%, 8/1/34	27,000	30,396
6.20%, 6/1/36	24,000	26,844
6.38%, 11/15/37	16,000	18,321
3.20%, 8/2/46	35,000	26,406
3.65%, 2/3/48	33,000	26,651
4.45%, 1/20/49	35,000	31,901
2.45%, 5/1/50	33,000	20,772
4.40%, 8/5/52	38,000	34,280
6.13%, 11/1/53	16,000	18,683
Canadian Natural Resources Ltd.
2.05%, 7/15/25	35,000	34,126
3.85%, 6/1/27	75,000	73,600
2.95%, 7/15/30	35,000	31,734
7.20%, 1/15/32	30,000	33,928
6.45%, 6/30/33	25,000	27,038
5.85%, 2/1/35	30,000	31,196
6.50%, 2/15/37	40,000	43,332
6.25%, 3/15/38	100,000	106,643
6.75%, 2/1/39	35,000	38,856
4.95%, 6/1/47	70,000	62,725
Canadian Pacific Railway Co.
1.75%, 12/2/26	60,000	56,665
4.00%, 6/1/28	30,000	29,590
2.88%, 11/15/29	30,000	27,912
2.05%, 3/5/30	35,000	30,909
7.13%, 10/15/31	25,000	28,588
2.45%, 12/2/31	100,000	86,641
4.80%, 9/15/35	51,000	50,308
5.95%, 5/15/37	40,000	42,782
3.00%, 12/2/41	90,000	68,361
4.30%, 5/15/43	40,000	35,446
4.80%, 8/1/45	50,000	46,781
4.95%, 8/15/45	40,000	37,930
4.70%, 5/1/48	45,000	41,235
Investments	Principal Amount	Value
3.50%, 5/1/50	$50,000	$37,826
3.10%, 12/2/51	165,000	115,010
4.20%, 11/15/69	40,000	31,846
6.13%, 9/15/2115	80,000	85,519
Cenovus Energy, Inc.
6.75%, 11/15/39	108,000	120,927
5.40%, 6/15/47	51,000	49,022
3.75%, 2/15/52	68,000	49,649
CI Financial Corp. 7.50%, 5/30/29(d)	64,000	65,190
Dye & Durham Ltd. 8.63%, 4/15/29(d)	23,000	24,143
Element Fleet Management Corp.
3.85%, 6/15/25(d)	16,000	15,813
6.27%, 6/26/26(d)	31,000	31,712
5.64%, 3/13/27(d)	31,000	31,636
6.32%, 12/4/28(d)	31,000	32,814
Emera U.S. Finance LP
3.55%, 6/15/26	46,000	44,897
2.64%, 6/15/31	32,000	27,544
4.75%, 6/15/46	113,000	97,879
Empower Finance 2020 LP
1.36%, 9/17/27(d)	17,000	15,441
1.78%, 3/17/31(d)	17,000	13,925
3.08%, 9/17/51(d)	29,000	19,498
Enbridge, Inc.
1.60%, 10/4/26	30,000	28,275
5.90%, 11/15/26	45,000	46,287
4.25%, 12/1/26	45,000	44,713
5.25%, 4/5/27	46,000	46,859
3.70%, 7/15/27	45,000	44,043
6.00%, 11/15/28	45,000	47,525
5.30%, 4/5/29	46,000	47,316
3.13%, 11/15/29	70,000	65,297
6.20%, 11/15/30	55,000	59,514
5.70%, 3/8/33	165,000	172,260
2.50%, 8/1/33	79,000	65,440
5.63%, 4/5/34	86,000	88,896
4.50%, 6/10/44	45,000	39,007
5.50%, 12/1/46	70,000	70,219
4.00%, 11/15/49	45,000	35,829
3.40%, 8/1/51	93,000	66,196
6.70%, 11/15/53	115,000	130,872
5.95%, 4/5/54	74,000	76,896
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	35,000	35,204
4.63%, 4/29/30	45,000	44,575
3.38%, 3/3/31	45,000	40,445
5.63%, 8/16/32	55,000	56,123
6.00%, 12/7/33(d)	45,000	46,984
6.35%, 3/22/54(d)	90,000	94,610

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Federation des Caisses Desjardins du Quebec 5.70%, 3/14/28(d)	$234,000	$240,646
Fortis, Inc. 3.06%, 10/4/26	68,000	65,659
Garda World Security Corp. 6.00%, 6/1/29(d)	126,000	119,201
goeasy Ltd.
4.38%, 5/1/26(d)	13,000	12,740
9.25%, 12/1/28(d)	22,000	23,682
7.63%, 7/1/29(d)	16,000	16,505
Great-West Lifeco Finance 2018 LP
4.05%, 5/17/28(d)	12,000	11,768
4.58%, 5/17/48(d)	21,000	18,585
Great-West Lifeco Finance Delaware LP 4.15%, 6/3/47(d)	29,000	23,879
Great-West Lifeco U.S. Finance 2020 LP 0.90%, 8/12/25(d)	21,000	20,232
Hudbay Minerals, Inc.
4.50%, 4/1/26(c)	25,000	24,730
6.13%, 4/1/29(c)	25,000	25,247
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/29(d)	41,000	42,106
Intact Financial Corp. 5.46%, 9/22/32(d)	25,000	25,415
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/28(d)	28,000	27,598
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(d)	30,000	31,939
10.50%, 12/15/30(d)	22,000	23,921
Kinross Gold Corp.
4.50%, 7/15/27	30,000	29,890
6.25%, 7/15/33	35,000	37,546
Magna International, Inc. 5.50%, 3/21/33	43,000	45,199
Manulife Financial Corp.
4.15%, 3/4/26	73,000	72,638
2.48%, 5/19/27	37,000	35,309
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	46,000	45,076
3.70%, 3/16/32	15,000	14,142
5.38%, 3/4/46	33,000	33,550
Mattamy Group Corp.
5.25%, 12/15/27(d)	20,000	19,787
4.63%, 3/1/30(d)	37,000	35,022
Methanex Corp.
5.13%, 10/15/27	29,000	28,571
5.25%, 12/15/29	29,000	28,537
5.65%, 12/1/44	12,000	10,763
Investments	Principal Amount	Value
New Gold, Inc. 7.50%, 7/15/27(d)	$143,000	$144,793
Nutrien Ltd.
3.00%, 4/1/25	30,000	29,667
5.95%, 11/7/25	30,000	30,378
4.00%, 12/15/26	25,000	24,720
4.90%, 3/27/28	46,000	46,653
4.20%, 4/1/29	55,000	54,405
2.95%, 5/13/30	36,000	33,148
4.13%, 3/15/35	40,000	36,709
5.88%, 12/1/36	50,000	53,026
5.63%, 12/1/40	40,000	40,529
6.13%, 1/15/41	35,000	37,219
4.90%, 6/1/43	45,000	41,705
5.25%, 1/15/45	40,000	38,387
5.00%, 4/1/49	70,000	64,658
3.95%, 5/13/50	45,000	35,590
5.80%, 3/27/53	70,000	72,331
Open Text Corp.
6.90%, 12/1/27(d)	41,000	43,171
3.88%, 2/15/28(d)	37,000	35,137
3.88%, 12/1/29(d)	35,000	32,386
Open Text Holdings, Inc.
4.13%, 2/15/30(d)	37,000	34,453
4.13%, 12/1/31(d)	30,000	27,320
Parkland Corp.
5.88%, 7/15/27(d)	81,000	80,823
4.50%, 10/1/29(d)	33,000	31,211
4.63%, 5/1/30(d)	33,000	30,949
Precision Drilling Corp. 6.88%, 1/15/29(d)	71,000	72,070
Primo Water Holdings, Inc. 4.38%, 4/30/29(d)	31,000	29,415
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(d)	23,000	23,717
7.75%, 3/15/31(d)	33,000	35,140
Rogers Communications, Inc.
3.63%, 12/15/25	45,000	44,316
2.90%, 11/15/26	30,000	28,942
3.20%, 3/15/27	80,000	77,442
5.00%, 2/15/29	75,000	75,933
3.80%, 3/15/32	140,000	129,104
5.30%, 2/15/34	90,000	90,827
7.50%, 8/15/38	30,000	35,945
4.50%, 3/15/42	70,000	61,750
4.50%, 3/15/43	45,000	39,167
5.45%, 10/1/43	60,000	58,466
5.00%, 3/15/44	95,000	88,251
4.30%, 2/15/48	70,000	57,624
4.35%, 5/1/49	113,000	93,814

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
3.70%, 11/15/49	$90,000	$66,849
4.55%, 3/15/52	180,000	152,644
5.25%, 3/15/82, (5.25% fixed rate until 3/15/27; 5-year Constant Maturity Treasury Rate + 3.59% thereafter)(a)(d)	41,000	40,191
Royal Bank of Canada
0.88%, 1/20/26	667,000	635,311
4.65%, 1/27/26	400,000	399,448
3.63%, 5/4/27	88,000	86,576
4.24%, 8/3/27	91,000	91,051
6.00%, 11/1/27	99,000	103,842
4.90%, 1/12/28	55,000	55,938
5.20%, 8/1/28	73,000	75,360
4.95%, 2/1/29	73,000	74,703
2.30%, 11/3/31	31,000	26,784
3.88%, 5/4/32	21,000	19,957
5.00%, 2/1/33	35,000	35,750
5.00%, 5/2/33	18,000	18,468
5.15%, 2/1/34	26,000	26,654
Suncor Energy, Inc. 6.50%, 6/15/38	465,000	512,662
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/29(d)	25,000	23,431
Taseko Mines Ltd. 8.25%, 5/1/30(d)	20,000	20,800
Teine Energy Ltd. 6.88%, 4/15/29(d)	165,000	164,691
TELUS Corp. 3.40%, 5/13/32	308,000	277,453
Thomson Reuters Corp.
3.35%, 5/15/26	31,000	30,334
5.50%, 8/15/35	36,000	37,553
5.85%, 4/15/40	45,000	47,242
5.65%, 11/23/43	32,000	32,535
Toronto-Dominion Bank
1.95%, 1/12/27	309,000	293,290
4.46%, 6/8/32	748,000	732,247
TransAlta Corp.
7.75%, 11/15/29	54,000	57,085
6.50%, 3/15/40	12,000	12,484
TransCanada PipeLines Ltd.
6.20%, 3/9/26	52,000	52,067
4.63%, 3/1/34	549,000	533,892
7.63%, 1/15/39	462,000	563,086
Total Canada		17,117,603
Chile – 0.2%
Antofagasta PLC 2.38%, 10/14/30(c)	200,000	171,896
Celulosa Arauco y Constitucion SA 5.50%, 11/2/47	200,000	185,926
Cencosud SA 4.38%, 7/17/27(c)	200,000	195,944
Investments	Principal Amount	Value
Colbun SA 3.95%, 10/11/27(c)	$200,000	$193,914
Corp. Nacional del Cobre de Chile 5.13%, 2/2/33(d)	1,000,000	983,810
Empresa de Transporte de Pasajeros Metro SA 3.65%, 5/7/30(c)	223,000	207,562
Empresa Nacional del Petroleo 5.25%, 11/6/29(c)	200,000	199,678
Inversiones CMPC SA 4.38%, 4/4/27(c)	207,000	204,100
Sociedad Quimica y Minera de Chile SA 4.25%, 5/7/29(c)	200,000	194,058
Total Chile		2,536,888
China – 0.7%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	412,000	398,074
2.13%, 2/9/31	750,000	643,620
Amipeace Ltd. 1.75%, 11/9/26(c)	234,000	221,334
Baidu, Inc. 1.72%, 4/9/26	412,000	393,435
Bank of Communications Co. Ltd.
3.80%, 11/18/25, (3.80% fixed rate until 11/18/25; 5-year Constant Maturity Treasury Rate + 3.345% thereafter)(a)(c)(e)	200,000	196,186
BOC Aviation Ltd. 4.50%, 5/23/28(c)	248,000	246,949
China Cinda 2020 I Management Ltd. 3.00%, 3/18/27(c)	361,000	342,246
China Construction Bank Corp. 1.46%, 4/22/26(c)	346,000	330,257
China Huaneng Group Hong Kong Treasury Management Holding Ltd. 1.60%, 1/20/26(c)	200,000	192,148
China Overseas Finance Cayman VIII Ltd. 2.75%, 3/2/30(c)	200,000	176,056
CICC Hong Kong Finance 2016 MTN Ltd. 5.49%, 3/1/26(c)	200,000	202,334
CITIC Ltd. 3.88%, 2/28/27(c)	200,000	197,344
CMB International Leasing Management Ltd. 2.00%, 2/4/26(c)	200,000	192,330
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/28(c)	221,000	223,093
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(c)	200,000	193,654
Huarong Finance II Co. Ltd. 4.88%, 11/22/26(c)	218,000	214,141
Industrial & Commercial Bank of China Ltd.
4.50%, 1/19/26(c)	254,000	254,330
5.98%, 10/25/26, (Secured Overnight Financing Index + 0.60%)(a)(c)	356,000	356,463
JD.com, Inc. 3.38%, 1/14/30	351,000	330,709

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Lenovo Group Ltd. 3.42%, 11/2/30(c)	$200,000	$182,964
Meituan 3.05%, 10/28/30(c)	200,000	179,208
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/29	986,000	973,685
Prosus NV 3.68%, 1/21/30(d)	575,000	530,886
SF Holding Investment 2021 Ltd. 3.00%, 11/17/28(c)	200,000	188,424
Sinopec Group Overseas Development 2018 Ltd. 2.30%, 1/8/31(c)	751,000	669,599
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(c)	275,000	269,838
4.25%, 5/2/28(c)	275,000	276,229
Tencent Holdings Ltd. 2.88%, 4/22/31(c)	900,000	807,120
Three Gorges Finance I Cayman Islands Ltd. 3.15%, 6/2/26(c)	213,000	208,676
Xiaomi Best Time International Ltd. 3.38%, 4/29/30(c)	200,000	183,750
Total China		9,775,082
Colombia – 0.0%
Ecopetrol SA
5.38%, 6/26/26	51,000	50,901
8.63%, 1/19/29	50,000	53,544
6.88%, 4/29/30	82,000	82,063
4.63%, 11/2/31	52,000	44,073
8.88%, 1/13/33	95,000	100,920
8.38%, 1/19/36	76,000	77,211
7.38%, 9/18/43	35,000	31,823
5.88%, 5/28/45	83,000	61,846
5.88%, 11/2/51	31,000	22,396
Total Colombia		524,777
Denmark – 0.0%
AP Moller – Maersk AS
4.50%, 6/20/29(d)	60,000	60,110
5.88%, 9/14/33(d)	31,000	32,818
Danske Bank AS 1.55%, 9/10/27, (1.549% fixed rate until 9/10/26; 1-year Constant Maturity Treasury Rate + 0.73% thereafter)(a)(d)	309,000	290,893
Total Denmark		383,821
Finland – 0.0%
Amer Sports Co. 6.75%, 2/16/31(d)	33,000	33,574
Nokia OYJ
4.38%, 6/12/27	30,000	29,732
6.63%, 5/15/39	46,000	48,677
Nordea Bank Abp 1.50%, 9/30/26(d)	210,000	197,274
Total Finland		309,257
Investments	Principal Amount	Value
France – 0.6%
Air Liquide Finance SA 2.25%, 9/10/29(d)	$220,000	$200,713
Airbus SE 3.15%, 4/10/27(d)	174,000	169,431
Altice France SA 5.13%, 7/15/29(d)	318,000	222,959
AXA SA 8.60%, 12/15/30	112,000	134,334
Banque Federative du Credit Mutuel SA 1.60%, 10/4/26(d)	283,000	266,224
BNP Paribas SA
1.68%, 6/30/27, (1.675% fixed rate until 6/30/26; Secured Overnight Financing Rate + 0.912% thereafter)(a)(d)	601,000	568,498
3.50%, 11/16/27(d)	412,000	398,626
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; 3-month Secured Overnight Financing Rate + 1.387% thereafter)(a)(d)	652,000	570,806
BPCE SA
1.00%, 1/20/26(d)	405,000	385,584
3.25%, 1/11/28(d)	262,000	249,820
3.12%, 10/19/32, (3.116% fixed rate until 10/19/31; Secured Overnight Financing Rate + 1.73% thereafter)(a)(d)	250,000	212,617
6.51%, 1/18/35, (6.508% fixed rate until 1/18/34; 1-year Constant Maturity Treasury Rate + 2.791% thereafter)(a)(d)	320,000	333,587
Credit Agricole SA
4.00%, 1/10/33, (4.00% fixed rate until 1/10/28; 5-year U.S. dollar Swap Rate + 1.644% thereafter)(a)(d)	765,000	732,923
Electricite de France SA 4.50%, 12/4/69(c)	600,000	465,126
Engie SA 5.25%, 4/10/29(d)	200,000	204,976
Iliad Holding SASU 6.50%, 10/15/26(d)	200,000	202,066
Lafarge SA 7.13%, 7/15/36	44,000	50,964
Orange SA
9.00%, 3/1/31	178,000	218,748
5.38%, 1/13/42	80,000	79,837
5.50%, 2/6/44	75,000	76,036
Pernod Ricard SA 5.50%, 1/15/42(d)	150,000	151,936
Societe Generale SA
1.49%, 12/14/26, (1.488% fixed rate until 12/14/25; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(d)	861,000	820,430
7.13%, 1/19/55, (7.132% fixed rate until 1/19/54; 1-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(d)	315,000	319,678
See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
TotalEnergies Capital International SA
3.46%, 2/19/29	$437,000	$422,802
3.46%, 7/12/49	49,000	37,127
3.13%, 5/29/50	122,000	86,818
3.39%, 6/29/60	87,000	62,040
TotalEnergies Capital SA
3.88%, 10/11/28	173,000	170,535
5.49%, 4/5/54	5,000	5,164
5.64%, 4/5/64	61,000	63,559
WEA Finance LLC
2.88%, 1/15/27(d)	31,000	29,496
4.13%, 9/20/28(d)	20,000	19,292
3.50%, 6/15/29(d)	31,000	28,730
4.63%, 9/20/48(d)	20,000	16,153
Total France		7,977,635
Germany – 0.5%
Bayer U.S. Finance II LLC 5.50%, 7/30/35(d)	475,000	469,015
BMW U.S. Capital LLC
2.80%, 4/11/26(d)	212,000	206,516
1.25%, 8/12/26(d)	21,000	19,771
3.45%, 4/1/27(d)	21,000	20,520
4.90%, 4/2/27(d)	27,000	27,341
3.30%, 4/6/27(d)	21,000	20,425
3.75%, 4/12/28(d)	31,000	30,271
5.05%, 8/11/28(d)	41,000	41,842
4.90%, 4/2/29(d)	33,000	33,594
3.63%, 4/18/29(d)	27,000	26,042
4.15%, 4/9/30(d)	41,000	40,333
2.55%, 4/1/31(d)	21,000	18,539
1.95%, 8/12/31(d)	21,000	17,553
3.70%, 4/1/32(d)	21,000	19,594
5.15%, 8/11/33(d)	25,000	25,659
5.15%, 4/2/34(d)	21,000	21,396
Daimler Truck Finance North America LLC 5.13%, 1/19/28(d)	329,000	334,524
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(a)	500,000	508,445
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	631,000	664,664
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(a)	417,000	368,711
Deutsche Telekom International Finance BV 8.75%, 6/15/30(c)	543,000	652,632
E.ON International Finance BV 6.65%, 4/30/38(d)	41,000	45,869
Fresenius Medical Care U.S. Finance III, Inc. 3.75%, 6/15/29(d)	335,000	314,277
Investments	Principal Amount	Value
Mercedes-Benz Finance North America LLC 3.75%, 2/22/28(d)	$795,000	$777,351
Mercer International, Inc.
5.50%, 1/15/26	12,000	11,593
5.13%, 2/1/29	36,000	29,485
RWE Finance U.S. LLC 5.88%, 4/16/34(d)	150,000	155,283
Siemens Financieringsmaatschappij NV 2.15%, 3/11/31(d)	745,000	650,363
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/27(d)	200,000	197,088
Volkswagen Group of America Finance LLC
6.00%, 11/16/26(d)	375,000	384,806
4.75%, 11/13/28(d)	305,000	305,091
ZF North America Capital, Inc. 6.88%, 4/14/28(d)	158,000	163,569
Total Germany		6,602,162
Hong Kong – 0.1%
AIA Group Ltd. 4.95%, 4/4/33(d)	331,000	335,296
HKT Capital No. 4 Ltd. 3.00%, 7/14/26(c)	200,000	193,948
Hongkong Electric Finance Ltd. 2.88%, 5/3/26(c)	200,000	194,600
Hongkong Land Finance Cayman Islands Co. Ltd. 2.88%, 5/27/30(c)	200,000	181,128
Joy Treasure Assets Holdings, Inc. 5.50%, 2/1/27(c)	200,000	200,676
Melco Resorts Finance Ltd. 5.25%, 4/26/26(c)	200,000	195,180
Prudential Funding Asia PLC
3.13%, 4/14/30	21,000	19,537
3.63%, 3/24/32	7,000	6,470
Sun Hung Kai Properties Capital Market Ltd. 3.75%, 2/25/29(c)	200,000	193,442
Total Hong Kong		1,520,277
India – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(c)	200,000	186,960
Indian Railway Finance Corp. Ltd. 3.84%, 12/13/27(c)	200,000	194,526
JSW Steel Ltd. 3.95%, 4/5/27(c)	200,000	190,736
Network i2i Ltd. 3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(c)(e)	200,000	192,972
Power Finance Corp. Ltd. 3.75%, 12/6/27(c)	200,000	193,356
REC Ltd. 2.25%, 9/1/26(c)	200,000	189,698
Reliance Industries Ltd. 2.88%, 1/12/32(c)	371,000	323,412
Total India		1,471,660

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Indonesia – 0.1%
Freeport Indonesia PT 5.32%, 4/14/32(c)	$200,000	$200,108
Indofood CBP Sukses Makmur Tbk. PT 3.54%, 4/27/32(c)	200,000	178,998
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%, 5/15/30(c)	200,000	201,850
Minejesa Capital BV 4.63%, 8/10/30(c)	171,920	168,109
Pertamina Persero PT 2.30%, 2/9/31(c)	800,000	687,600
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(c)	229,000	233,163
5.25%, 10/24/42(c)	222,000	207,665
Total Indonesia		1,877,493
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 1/19/29	1,450,000	1,471,576
3.30%, 1/30/32	215,000	191,447
AIB Group PLC 6.61%, 9/13/29, (6.608% fixed rate until 9/13/28; Secured Overnight Financing Rate + 2.33% thereafter)(a)(d)	200,000	212,284
Avolon Holdings Funding Ltd.
5.50%, 1/15/26(d)	27,000	27,051
2.13%, 2/21/26(d)	31,000	29,666
4.25%, 4/15/26(d)	41,000	40,406
4.38%, 5/1/26(d)	31,000	30,587
3.25%, 2/15/27(d)	27,000	25,890
2.53%, 11/18/27(d)	83,000	76,907
2.75%, 2/21/28(d)	31,000	28,709
6.38%, 5/4/28(d)	48,000	49,932
5.75%, 3/1/29(d)	48,000	49,194
Bank of Ireland Group PLC 2.03%, 9/30/27, (2.029% fixed rate until 9/30/26; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(d)	200,000	188,916
GGAM Finance Ltd.
7.75%, 5/15/26(d)	2,000	2,054
8.00%, 2/15/27(d)	200,000	208,680
8.00%, 6/15/28(d)	2,000	2,140
6.88%, 4/15/29(d)	2,000	2,069
SMBC Aviation Capital Finance DAC 5.30%, 4/3/29(d)	211,000	214,977
Smurfit Kappa Treasury ULC 5.44%, 4/3/34(d)	295,000	303,517
Total Ireland		3,156,002
Investments	Principal Amount	Value
Israel – 0.1%
Energean Israel Finance Ltd.
4.88%, 3/30/26(c)	$26,000	$24,748
5.38%, 3/30/28(c)	26,000	23,573
5.88%, 3/30/31(c)	26,000	22,433
8.50%, 9/30/33(c)	31,000	29,963
Israel Electric Corp. Ltd. 4.25%, 8/14/28(c)	412,000	391,116
Leviathan Bond Ltd.
6.13%, 6/30/25(c)	25,000	24,635
6.50%, 6/30/27(c)	25,000	24,025
6.75%, 6/30/30(c)	23,000	21,293
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/36	179,000	184,418
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/26	241,000	231,090
Total Israel		977,294
Italy – 0.2%
Enel Finance International NV 5.00%, 6/15/32(d)	815,000	812,767
Eni SpA 5.70%, 10/1/40(d)	120,000	118,239
Eni USA, Inc. 7.30%, 11/15/27	108,000	116,819
Intesa Sanpaolo SpA 8.25%, 11/21/33, (8.248% fixed rate until 11/21/32; 1-year Constant Maturity Treasury Rate + 4.40% thereafter)(a)(d)	606,000	695,106
Optics Bidco SpA 6.00%, 9/30/34, Series 2034(d)	411,000	403,191
Telecom Italia Capital SA 6.00%, 9/30/34	27,000	26,218
UniCredit SpA 2.57%, 9/22/26, (2.569% fixed rate until 9/22/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)(d)	730,000	710,363
Total Italy		2,882,703
Japan – 0.7%
Dai-ichi Life Insurance Co. Ltd. 4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; Secured Overnight Financing Rate + 3.702% thereafter)(a)(d)(e)	200,000	195,446
Honda Motor Co. Ltd. 2.97%, 3/10/32	15,000	13,559
JT International Financial Services BV 3.88%, 9/28/28(c)	200,000	195,204
Meiji Yasuda Life Insurance Co. 5.10%, 4/26/48, (5.10% fixed rate until 4/26/28; 5-year U.S. dollar ICE Swap Rate + 3.15% thereafter)(a)(d)	200,000	199,382
Mitsubishi HC Capital, Inc. 5.08%, 9/15/27(d)	200,000	202,768

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/26	$384,000	$379,695
3.68%, 2/22/27	73,000	71,753
3.29%, 7/25/27	75,000	72,811
3.96%, 3/2/28	95,000	93,631
4.05%, 9/11/28	1,160,000	1,147,066
3.74%, 3/7/29	110,000	107,029
4.29%, 7/26/38	20,000	18,900
4.15%, 3/7/39	20,000	18,408
Mizuho Financial Group, Inc.
2.84%, 9/13/26	920,000	889,594
2.56%, 9/13/31	457,000	386,197
Nippon Life Insurance Co. 3.40%, 1/23/50, (3.40% fixed rate until 1/23/30; 5-year Constant Maturity Treasury Rate + 2.612% thereafter)(a)(d)	483,000	443,191
Nissan Motor Co. Ltd. 4.81%, 9/17/30(d)	215,000	203,446
Nomura Holdings, Inc.
1.65%, 7/14/26	200,000	188,618
2.17%, 7/14/28	410,000	371,989
3.10%, 1/16/30	428,000	391,012
NTT Finance Corp. 1.16%, 4/3/26(d)	418,000	396,695
ORIX Corp.
5.00%, 9/13/27	169,000	170,916
2.25%, 3/9/31	44,000	37,736
Rakuten Group, Inc. 5.13%, 4/22/26, (5.125% fixed rate until 4/22/26; 5-year Constant Maturity Treasury Rate + 4.578% thereafter)(a)(d)(e)	200,000	189,574
Sumitomo Life Insurance Co. 4.00%, 9/14/77, (4.00% fixed rate until 9/14/27; Secured Overnight Financing Rate + 3.035% thereafter)(a)(d)	213,000	206,382
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/27	1,650,000	1,602,727
3.04%, 7/16/29	819,000	762,776
2.93%, 9/17/41	75,000	56,354
Sumitomo Mitsui Trust Bank Ltd. 4.95%, 9/15/27(d)	307,000	311,286
Total Japan		9,324,145
Kazakhstan – 0.0%
KazMunayGas National Co. JSC 3.50%, 4/14/33(c)	375,000	318,810
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/26(c)	200,000	194,176
Total Kazakhstan		512,986
Investments	Principal Amount	Value
Kuwait – 0.0%
KFH Tier 1 Sukuk Ltd. 3.60%, 6/30/26, (3.60% fixed rate until 6/30/26; 5-year Constant Maturity Treasury Rate + 2.629% thereafter)(a)(c)(e)	$200,000	$189,798
MEGlobal BV 4.25%, 11/3/26(c)	200,000	196,642
Nbk Tier 2 Ltd. 2.50%, 11/24/30, (2.50% fixed rate until 11/24/25; 5-year Constant Maturity Treasury Rate + 2.108% thereafter)(a)(c)	201,000	194,122
Total Kuwait		580,562
Luxembourg – 0.1%
Altice Financing SA 5.00%, 1/15/28(d)	200,000	160,708
ArcelorMittal SA 6.80%, 11/29/32	298,000	327,058
Intelsat Jackson Holdings SA 6.50%, 3/15/30(d)	124,000	119,584
JAB Holdings BV 2.20%, 11/23/30(d)	250,000	209,665
Total Luxembourg		817,015
Malaysia – 0.1%
Axiata SPV2 Bhd. 2.16%, 8/19/30(c)	200,000	173,438
Khazanah Global Sukuk Bhd. 4.69%, 6/1/28(c)	200,000	200,830
Petronas Capital Ltd. 2.48%, 1/28/32(c)	754,000	647,875
Total Malaysia		1,022,143
Mexico – 0.4%
America Movil SAB de CV 4.70%, 7/21/32	700,000	694,827
Bimbo Bakeries USA, Inc. 5.38%, 1/9/36(c)	200,000	203,190
Borr IHC Ltd./Borr Finance LLC 10.00%, 11/15/28(c)	192,683	202,560
Braskem Idesa SAPI 7.45%, 11/15/29(c)	200,000	168,128
Cemex SAB de CV 5.45%, 11/19/29(c)	213,000	213,927
Coca-Cola Femsa SAB de CV 2.75%, 1/22/30	150,000	137,481
Comision Federal de Electricidad 3.88%, 7/26/33(c)	259,000	218,221
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/43	169,000	151,277
Grupo Televisa SAB 6.63%, 1/15/40	300,000	308,319
Industrias Penoles SAB de CV 4.75%, 8/6/50(c)	250,000	199,075

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Infraestructura Energetica Nova SAPI de CV 3.75%, 1/14/28(d)	$200,000	$190,828
Mexico City Airport Trust
4.25%, 10/31/26, Reg S(c)	218,000	212,868
3.88%, 4/30/28(c)	200,000	191,046
Orbia Advance Corp. SAB de CV 2.88%, 5/11/31(c)	200,000	169,632
Petroleos Mexicanos
6.88%, 10/16/25	37,000	37,007
4.50%, 1/23/26	46,000	44,276
6.88%, 8/4/26	103,000	101,774
6.49%, 1/23/27	64,000	62,103
6.50%, 3/13/27	165,000	159,411
5.35%, 2/12/28	155,000	141,417
6.50%, 1/23/29	50,000	45,917
8.75%, 6/2/29	79,000	78,449
6.84%, 1/23/30	97,000	87,545
5.95%, 1/28/31	156,000	129,820
6.70%, 2/16/32	280,000	241,612
6.63%, 6/15/35	151,000	118,743
6.50%, 6/2/41	64,000	44,985
5.50%, 6/27/44	26,000	16,290
6.38%, 1/23/45	50,000	33,615
5.63%, 1/23/46	36,000	22,370
6.75%, 9/21/47	233,000	158,955
6.35%, 2/12/48	65,000	42,830
7.69%, 1/23/50	335,000	249,207
6.95%, 1/28/60	157,000	107,305
Southern Copper Corp.
6.75%, 4/16/40	224,000	252,847
5.25%, 11/8/42	109,000	105,103
5.88%, 4/23/45	136,000	139,446
Trust Fibra Uno 7.38%, 2/13/34(c)	200,000	205,228
Total Mexico		5,887,634
Mongolia – 0.1%
Sands China Ltd. 5.40%, 8/8/28	450,000	449,150
Wynn Macau Ltd. 5.50%, 10/1/27(d)	200,000	193,690
Total Mongolia		642,840
Morocco – 0.0%
OCP SA 3.75%, 6/23/31(c)	200,000	179,268
Netherlands – 0.2%
ABN AMRO Bank NV 1.54%, 6/16/27, (1.542% fixed rate until 6/16/26; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(a)(d)	300,000	282,786
AEGON Funding Co. LLC 5.50%, 4/16/27(d)	200,000	202,226
Investments	Principal Amount	Value
Ahold Finance USA LLC 6.88%, 5/1/29	$36,000	$39,559
Cooperatieve Rabobank UA
5.45%, 3/5/30, (5.447% fixed rate until 3/5/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(a)(d)	809,000	832,453
5.25%, 5/24/41	107,000	110,567
Heineken NV
3.50%, 1/29/28(d)	45,000	43,793
4.00%, 10/1/42(d)	20,000	17,090
4.35%, 3/29/47(d)	27,000	23,646
ING Groep NV
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	520,000	495,737
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(a)	300,000	263,679
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	44,000	45,425
Koninklijke KPN NV 8.38%, 10/1/30	42,000	49,713
Koninklijke Philips NV 6.88%, 3/11/38	112,000	127,535
Sunrise HoldCo IV BV 5.50%, 1/15/28(d)	201,000	198,264
Viterra Finance BV 4.90%, 4/21/27(d)	200,000	200,450
Ziggo BV 4.88%,1/15/30(d)	200,000	186,500
Total Netherlands		3,119,423
New Zealand – 0.1%
ANZ New Zealand International Ltd. 1.25%, 6/22/26(d)	364,000	343,427
ASB Bank Ltd. 5.28%, 6/17/32, (5.284% fixed rate until 6/17/27; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(d)	200,000	200,880
Bank of New Zealand 2.29%, 1/27/27(d)	257,000	244,268
Westpac New Zealand Ltd. 5.13%, 2/26/27(d)	209,000	212,233
Total New Zealand		1,000,808
Nigeria – 0.0%
IHS Holding Ltd. 5.63%, 11/29/26(c)	200,000	194,530
Norway – 0.1%
Aker BP ASA 3.75%, 1/15/30(d)	189,000	178,906
DNB Bank ASA 1.54%, 5/25/27, (1.535% fixed rate until 5/25/26; 1-year Constant Maturity Treasury Rate + 0.72% thereafter)(a)(d)	200,000	189,786

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Equinor ASA
1.75%, 1/22/26	$15,000	$14,471
3.63%, 9/10/28	21,000	20,553
3.13%, 4/6/30	66,000	62,085
2.38%, 5/22/30	15,000	13,570
3.63%, 4/6/40	10,000	8,429
5.10%, 8/17/40	15,000	15,019
4.25%, 11/23/41	30,000	26,998
3.95%, 5/15/43	17,000	14,563
4.80%, 11/8/43	15,000	14,477
3.25%, 11/18/49	21,000	15,412
3.70%, 4/6/50	26,000	20,660
Var Energi ASA 5.00%, 5/18/27(d)	200,000	199,858
Total Norway		794,787
Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 8/11/41(c)	200,000	160,998
Peru – 0.0%
Banco de Credito del Peru SA
5.85%, 1/11/29(c)	20,000	20,684
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(c)	35,000	34,116
3.25%, 9/30/31, (3.25% fixed rate until 9/30/26; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(c)	20,000	18,942
Petroleos del Peru SA 4.75%, 6/19/32(c)	200,000	150,906
Total Peru		224,648
Philippines – 0.0%
Metropolitan Bank & Trust Co. 2.13%, 1/15/26(c)	200,000	192,620
Puerto Rico – 0.0%
LCPR Senior Secured Financing DAC 5.13%, 7/15/29(d)	283,000	229,199
Qatar – 0.1%
QatarEnergy
3.13%, 7/12/41(c)	202,000	159,750
3.30%, 7/12/51(c)	200,000	149,036
QIB Sukuk Ltd. 5.58%, 11/22/28(c)	200,000	206,792
QNB Finance Ltd. 1.38%, 1/26/26(c)	279,000	265,689
Total Qatar		781,267
Saudi Arabia – 0.2%
Al Rajhi Sukuk Ltd. 4.75%, 4/5/28(c)	200,000	201,014
BSF Finance 5.50%, 11/23/27(c)	200,000	204,788
Investments	Principal Amount	Value
EIG Pearl Holdings SARL 3.55%, 8/31/36(c)	$200,000	$175,406
Gaci First Investment Co. 5.25%, 1/29/34(c)	322,000	327,944
Greensaif Pipelines Bidco SARL 6.13%, 2/23/38(c)	200,000	210,180
SABIC Capital II BV 4.50%, 10/10/28(c)	200,000	200,292
Saudi Arabian Oil Co.
2.25%, 11/24/30(c)	386,000	336,187
4.25%, 4/16/39(c)	476,000	432,651
Saudi Electricity Global Sukuk Co. 2 5.06%, 4/8/43(c)	204,000	199,324
Saudi Electricity Global Sukuk Co. 4 4.72%, 9/27/28(c)	200,000	201,656
SNB Sukuk Ltd. 2.34%, 1/19/27(c)	200,000	190,024
Suci Second Investment Co. 6.25%, 10/25/33(c)	333,000	368,741
Total Saudi Arabia		3,048,207
Singapore – 0.1%
DBS Group Holdings Ltd. 1.17%, 11/22/24(d)	640,000	634,726
Singapore Telecommunications Ltd. 7.38%, 12/1/31(d)	82,000	95,885
Temasek Financial I Ltd. 5.38%, 11/23/39(d)	250,000	281,155
United Overseas Bank Ltd. 1.25%, 4/14/26(d)	200,000	190,198
Total Singapore		1,201,964
South Africa – 0.1%
Anglo American Capital PLC 5.63%, 4/1/30(d)	515,000	530,939
Eskom Holdings SOC Ltd. 4.31%, 7/23/27(c)	200,000	191,484
Sasol Financing USA LLC 4.38%, 9/18/26	378,000	364,347
Total South Africa		1,086,770
South Korea – 0.1%
Hyundai Capital Services, Inc. 5.13%, 2/5/27(c)	200,000	201,772
KEB Hana Bank 1.25%, 12/16/26(c)	200,000	186,102
Kookmin Bank 2.38%, 2/15/27(c)	200,000	190,592
LG Chem Ltd. 1.38%, 7/7/26(c)	200,000	187,700
POSCO 5.75%, 1/17/28(c)	200,000	206,226
Shinhan Bank Co. Ltd. 3.75%, 9/20/27(c)	200,000	193,632
See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
SK Hynix, Inc. 6.38%, 1/17/28(d)	$350,000	$365,956
Woori Bank 2.00%, 1/20/27(c)	200,000	189,060
Total South Korea		1,721,040
Spain – 0.3%
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26, (5.862% fixed rate until 9/14/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)	600,000	604,590
7.88%, 11/15/34, (7.883% fixed rate until 11/15/33; 1-year Constant Maturity Treasury Rate + 3.30% thereafter)(a)	200,000	227,068
Banco Santander SA
3.80%, 2/23/28	200,000	194,236
2.75%, 12/3/30	1,200,000	1,046,052
CaixaBank SA 5.67%, 3/15/30, (5.673% fixed rate until 3/15/29; Secured Overnight Financing Rate + 1.78% thereafter)(a)(d)	237,000	244,025
Iberdrola International BV 6.75%, 7/15/36	46,000	53,555
Telefonica Emisiones SA 7.05%, 6/20/36	888,000	1,010,695
Total Spain		3,380,221
Sweden – 0.1%
SiriusPoint Ltd. 7.00%, 4/5/29	24,000	25,200
Skandinaviska Enskilda Banken AB 1.40%, 11/19/25(d)	264,000	254,301
Svenska Handelsbanken AB 1.42%, 6/11/27, (1.418% fixed rate until 6/11/26; 1-year Constant Maturity Treasury Rate + 0.63% thereafter)(a)(d)	250,000	235,687
Swedbank AB 1.54%, 11/16/26(d)	227,000	213,396
Total Sweden		728,584
Switzerland – 0.3%
ABB Finance USA, Inc.
3.80%, 4/3/28	25,000	24,883
4.38%, 5/8/42	33,000	30,694
Argentum Netherlands BV for Swiss Re Ltd. 5.63%, 8/15/52, (5.625% fixed rate until 8/15/27; Secured Overnight Financing Rate + 3.826% thereafter)(a)(c)	200,000	200,184
Consolidated Energy Finance SA 6.50%, 5/15/26(d)	150,000	147,843
Credit Suisse USA LLC 7.13%, 7/15/32	1,090,000	1,245,445
Holcim Finance U.S. LLC 3.50%, 9/22/26(d)	214,000	209,679
Investments	Principal Amount	Value
Novartis Capital Corp.
2.00%, 2/14/27	$100,000	$95,140
4.40%, 5/6/44	103,000	96,321
Swiss Re Treasury U.S. Corp. 4.25%, 12/6/42(d)	50,000	44,140
UBS Group AG
4.55%, 4/17/26	1,302,000	1,298,224
4.28%, 1/9/28(d)	309,000	304,031
6.54%, 8/12/33, (6.537% fixed rate until 8/12/32; Secured Overnight Financing Rate + 3.92% thereafter)(a)(d)	514,000	558,348
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28(d)	20,000	18,774
6.38%, 2/1/30(d)	41,000	33,665
Total Switzerland		4,307,371
Taiwan – 0.0%
TSMC Global Ltd.
1.75%, 4/23/28(c)	200,000	182,426
4.63%, 7/22/32(c)	247,000	250,337
Total Taiwan		432,763
Thailand – 0.1%
Bangkok Bank PCL 3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(c)	235,000	215,502
PTTEP Treasury Center Co. Ltd. 2.99%, 1/15/30(c)	200,000	184,298
Thaioil Treasury Center Co. Ltd. 2.50%, 6/18/30(c)	213,000	185,662
Total Thailand		585,462
Turkey – 0.0%
Yapi ve Kredi Bankasi AS 9.25%, 10/16/28(c)	200,000	217,214
United Arab Emirates – 0.2%
Abu Dhabi Commercial Bank PJSC 3.50%, 3/31/27(c)	200,000	195,496
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/2/29(c)	215,000	207,797
Abu Dhabi National Energy Co. PJSC 4.70%, 4/24/33(c)	249,000	250,925
DIB Sukuk Ltd. 2.74%, 2/16/27(c)	275,000	262,441
DP World Crescent Ltd. 4.85%, 9/26/28(c)	200,000	201,872
DP World Ltd. 6.85%, 7/2/37(c)	200,000	226,382
Emaar Sukuk Ltd. 3.64%, 9/15/26(c)	200,000	195,506
Emirates NBD Bank PJSC 5.63%, 10/21/27(c)	200,000	206,548

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Fab Sukuk Co. Ltd. 4.58%, 1/17/28(c)	$280,000	$280,364
Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/34(d)	348,472	307,140
MAF Global Securities Ltd. 7.88%, 6/30/27, (7.875% fixed rate until 6/30/27; 5-year Constant Maturity Treasury Rate + 4.893% thereafter)(a)(c)(e)	200,000	207,212
MDGH GMTN RSC Ltd. 5.50%, 4/28/33(c)	592,000	624,874
Total United Arab Emirates		3,166,557
United Kingdom – 1.6%
Ashtead Capital, Inc. 5.50%, 8/11/32(d)	210,000	212,150
Astrazeneca Finance LLC
1.20%, 5/28/26	90,000	85,415
4.80%, 2/26/27	90,000	91,229
4.88%, 3/3/28	80,000	81,721
1.75%, 5/28/28	90,000	82,448
4.85%, 2/26/29	90,000	92,172
4.90%, 3/3/30	15,000	15,498
4.90%, 2/26/31	20,000	20,567
2.25%, 5/28/31	15,000	13,099
4.88%, 3/3/33	10,000	10,269
5.00%, 2/26/34	30,000	30,920
AstraZeneca PLC
3.38%, 11/16/25	145,000	143,137
0.70%, 4/8/26	90,000	85,086
3.13%, 6/12/27	55,000	53,462
4.00%, 1/17/29	73,000	72,457
1.38%, 8/6/30	25,000	21,308
6.45%, 9/15/37	253,000	291,828
4.00%, 9/18/42	45,000	39,559
4.38%, 11/16/45	45,000	40,983
4.38%, 8/17/48	33,000	29,868
2.13%, 8/6/50	69,000	40,640
3.00%, 5/28/51	35,000	24,713
Avianca Midco 2 PLC 9.00%, 12/1/28(d)	69,000	67,178
BAE Systems Holdings, Inc. 3.85%, 12/15/25(d)	165,000	162,829
BAE Systems PLC 5.80%, 10/11/41(d)	225,000	235,782
Barclays PLC
4.38%, 1/12/26	309,000	307,285
5.20%, 5/12/26	610,000	611,964
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	332,000	287,353
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	1,409,000	1,606,908
Investments	Principal Amount	Value
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	$309,000	$246,533
BAT Capital Corp.
3.56%, 8/15/27	149,000	145,366
4.91%, 4/2/30	176,000	177,155
6.34%, 8/2/30	460,000	494,808
4.39%, 8/15/37	200,000	178,514
7.08%, 8/2/53	13,000	14,789
British Telecommunications PLC 9.63%, 12/15/30	316,000	396,861
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(d)	750,000	651,412
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/26(d)	200,000	198,638
Diageo Capital PLC
3.88%, 5/18/28	412,000	405,392
5.88%, 9/30/36	29,000	31,675
3.88%, 4/29/43	24,000	20,527
Diageo Investment Corp. 4.25%, 5/11/42	24,000	21,490
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	72,000	71,145
6.38%, 5/15/38	206,000	236,195
HSBC Holdings PLC
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month Secured Overnight Financing Rate + 1.609% thereafter)(a)	1,999,000	1,984,247
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	970,000	1,133,610
6.50%, 9/15/37	1,420,000	1,539,209
Jaguar Land Rover Automotive PLC 5.50%, 7/15/29(d)	200,000	200,142
Lloyds Banking Group PLC
4.38%, 3/22/28	680,000	674,696
7.95%, 11/15/33, (7.953% fixed rate until 8/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	709,000	820,604
LSEGA Financing PLC 2.50%, 4/6/31(d)	285,000	248,306
Macquarie Airfinance Holdings Ltd.
8.38%, 5/1/28(d)	20,000	21,222
6.40%, 3/26/29(d)	20,000	20,826
8.13%, 3/30/29(d)	20,000	21,283
6.50%, 3/26/31(d)	20,000	21,105
Mead Johnson Nutrition Co.
5.90%, 11/1/39	49,000	52,433
4.60%, 6/1/44	22,000	19,852
Nationwide Building Society 4.00%, 9/14/26(d)	515,000	504,834

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
NatWest Group PLC
4.80%, 4/5/26	$231,000	$231,162
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	505,000	484,340
3.03%, 11/28/35, (3.032% fixed rate until 8/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	300,527
NatWest Markets PLC 1.60%, 9/29/26(d)	229,000	215,315
nVent Finance SARL
4.55%, 4/15/28	30,000	29,728
2.75%, 11/15/31	22,000	18,868
5.65%, 5/15/33	36,000	37,012
RELX Capital, Inc.
4.00%, 3/18/29	59,000	58,042
3.00%, 5/22/30	54,000	49,984
4.75%, 5/20/32	36,000	36,121
Reynolds American, Inc.
6.15%, 9/15/43	516,000	525,056
5.85%, 8/15/45	588,000	576,999
Santander U.K. Group Holdings PLC 6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(a)	465,000	474,598
Smith & Nephew PLC
5.15%, 3/20/27	22,000	22,318
2.03%, 10/14/30	71,000	61,112
5.40%, 3/20/34	46,000	46,999
Standard Chartered PLC
3.60%, 1/12/33, (3.603% fixed rate until 1/12/32; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(d)	366,000	321,355
5.70%, 3/26/44(d)	301,000	305,355
Unilever Capital Corp. 3.50%, 3/22/28	512,000	500,214
Vmed O2 U.K. Financing I PLC 7.75%, 4/15/32(d)	290,000	295,548
Vodafone Group PLC
6.15%, 2/27/37	240,000	260,786
4.25%, 9/17/50	204,000	166,892
5.63%, 2/10/53	258,000	258,044
5.75%, 2/10/63	300,000	297,834
4.13%, 6/4/81, (4.125% fixed rate until 3/4/31; 5-year Constant Maturity Treasury Rate + 2.767% thereafter)(a)	280,000	251,107
5.13%, 6/4/81, (5.125% fixed rate until 12/4/50; 5-year Constant Maturity Treasury Rate + 3.073% thereafter)(a)	26,000	20,367
Total United Kingdom		21,256,380
Investments	Principal Amount	Value
United States – 30.7%
3M Co.
2.25%, 9/19/26	$309,000	$295,614
2.88%, 10/15/27	6,000	5,743
4.00%, 9/14/48	213,000	181,442
3.25%, 8/26/49	34,000	24,693
7-Eleven, Inc.
0.95%, 2/10/26(d)	52,000	49,307
1.30%, 2/10/28(d)	41,000	36,690
1.80%, 2/10/31(d)	70,000	58,164
2.50%, 2/10/41(d)	31,000	21,211
2.80%, 2/10/51(d)	52,000	32,406
Abbott Laboratories
3.88%, 9/15/25	10,000	9,941
3.75%, 11/30/26	35,000	34,697
1.15%, 1/30/28	15,000	13,657
1.40%, 6/30/30	13,000	11,257
4.75%, 11/30/36	35,000	35,467
6.15%, 11/30/37	10,000	11,366
6.00%, 4/1/39	10,000	11,364
5.30%, 5/27/40	15,000	15,865
4.75%, 4/15/43	15,000	14,813
4.90%, 11/30/46	67,000	66,354
AbbVie, Inc.
3.20%, 5/14/26	619,000	607,078
4.25%, 11/14/28	220,000	220,796
3.20%, 11/21/29	181,000	171,635
4.55%, 3/15/35	172,000	169,761
4.50%, 5/14/35	742,000	728,822
4.05%, 11/21/39	437,000	396,031
4.85%, 6/15/44	45,000	43,364
4.88%, 11/14/48	125,000	120,327
4.25%, 11/21/49	412,000	359,470
5.40%, 3/15/54	29,000	30,075
5.50%, 3/15/64	73,000	75,884
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(d)	18,000	17,871
5.00%, 4/15/29(d)	19,000	18,550
ACCO Brands Corp. 4.25%, 3/15/29(d)	93,000	86,643
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29(d)	38,000	39,118
4.25%, 2/15/29(d)	29,000	27,179
6.00%, 8/1/29(d)	20,000	19,119
AdaptHealth LLC 6.13%, 8/1/28(d)	73,000	72,453
Adient Global Holdings Ltd. 7.00%, 4/15/28(d)	45,000	46,263

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Adobe, Inc.
2.15%, 2/1/27	$55,000	$52,514
4.85%, 4/4/27	32,000	32,530
4.80%, 4/4/29	48,000	49,284
2.30%, 2/1/30	26,000	23,625
4.95%, 4/4/34	15,000	15,507
ADT Security Corp. 4.88%, 7/15/32(d)	58,000	55,276
Advance Auto Parts, Inc.
5.90%, 3/9/26	12,000	12,110
1.75%, 10/1/27	14,000	12,569
5.95%, 3/9/28	12,000	12,147
3.90%, 4/15/30	20,000	18,442
3.50%, 3/15/32	14,000	12,163
Advanced Drainage Systems, Inc.
5.00%, 9/30/27(d)	14,000	13,788
6.38%, 6/15/30(d)	20,000	20,351
Advanced Micro Devices, Inc. 4.39%, 6/1/52	38,000	34,819
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(d)	32,000	30,058
Adventist Health System
2.95%, 3/1/29	18,000	16,571
5.43%, 3/1/32	25,000	25,415
5.76%, 12/1/34	39,000	40,002
3.63%, 3/1/49	37,000	27,417
Advocate Health & Hospitals Corp.
3.83%, 8/15/28	8,000	7,866
2.21%, 6/15/30, Series 2020	6,000	5,336
4.27%, 8/15/48	8,000	7,191
3.39%, 10/15/49	9,000	7,009
3.01%, 6/15/50, Series 2020	8,000	5,787
AECOM 5.13%, 3/15/27	41,000	41,075
AEP Texas, Inc. 3.80%, 10/1/47	147,000	111,622
AEP Transmission Co. LLC
2.75%, 8/15/51, Series N	22,000	13,993
4.50%, 6/15/52, Series O	24,000	21,057
Aetna, Inc.
6.63%, 6/15/36	79,000	87,745
4.13%, 11/15/42	266,000	218,535
Aflac, Inc.
1.13%, 3/15/26	28,000	26,617
2.88%, 10/15/26	21,000	20,346
3.60%, 4/1/30	21,000	20,072
4.00%, 10/15/46	20,000	16,590
4.75%, 1/15/49	27,000	25,138
AG Issuer LLC 6.25%, 3/1/28(d)	37,000	36,075
Investments	Principal Amount	Value
AGCO Corp.
5.45%, 3/21/27	$24,000	$24,389
5.80%, 3/21/34	50,000	51,458
Agilent Technologies, Inc.
3.05%, 9/22/26	18,000	17,452
2.75%, 9/15/29	36,000	33,071
2.10%, 6/4/30	36,000	31,624
2.30%, 3/12/31	61,000	52,902
Agree LP
2.00%, 6/15/28	21,000	19,059
2.90%, 10/1/30	25,000	22,428
4.80%, 10/1/32	22,000	21,617
2.60%, 6/15/33	22,000	18,022
5.63%, 6/15/34	40,000	41,254
AIG SunAmerica Global Financing X 6.90%, 3/15/32(d)	30,000	33,599
Air Lease Corp.
3.38%, 7/1/25	50,000	49,306
2.88%, 1/15/26	90,000	87,601
3.75%, 6/1/26	45,000	44,217
1.88%, 8/15/26	75,000	71,098
2.20%, 1/15/27	45,000	42,572
3.63%, 4/1/27	30,000	29,291
3.63%, 12/1/27	30,000	29,085
5.85%, 12/15/27	100,000	103,623
2.10%, 9/1/28	30,000	27,165
4.63%, 10/1/28	30,000	29,866
5.10%, 3/1/29	30,000	30,505
3.25%, 10/1/29	45,000	41,899
3.00%, 2/1/30	45,000	41,141
3.13%, 12/1/30	55,000	49,747
2.88%, 1/15/32	55,000	47,643
Air Products & Chemicals, Inc.
1.85%, 5/15/27	166,000	156,435
2.05%, 5/15/30	13,000	11,548
2.70%, 5/15/40	121,000	90,727
Aircastle Ltd.
5.25%, 8/11/25(d)	27,000	26,929
4.25%, 6/15/26	40,000	39,467
2.85%, 1/26/28(d)	31,000	28,701
6.50%, 7/18/28(d)	27,000	28,083
5.95%, 2/15/29(d)	27,000	27,656
Alabama Power Co.
3.13%, 7/15/51	16,000	11,123
3.00%, 3/15/52	34,000	23,151
Albemarle Corp.
4.65%, 6/1/27	40,000	39,901
5.05%, 6/1/32	43,000	42,434
5.45%, 12/1/44	32,000	29,381
5.65%, 6/1/52	41,000	37,171

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(d)	$56,000	$54,817
5.88%, 2/15/28(d)	413,000	412,765
Alcoa Nederland Holding BV 6.13%, 5/15/28(d)	266,000	269,634
Alcon Finance Corp. 5.38%, 12/6/32(d)	200,000	206,712
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	26,000	25,482
4.50%, 7/30/29	72,000	71,378
4.70%, 7/1/30	32,000	31,882
4.90%, 12/15/30	50,000	50,598
2.00%, 5/18/32	462,000	375,763
1.88%, 2/1/33	82,000	64,356
3.00%, 5/18/51	315,000	201,291
Alleghany Corp.
3.63%, 5/15/30	10,000	9,667
4.90%, 9/15/44	43,000	41,608
Allegion PLC 3.50%, 10/1/29	28,000	26,608
Allegion U.S. Holding Co., Inc.
3.55%, 10/1/27	24,000	23,316
5.41%, 7/1/32	42,000	43,340
5.60%, 5/29/34	28,000	29,100
Alliant Energy Finance LLC
4.25%, 6/15/28(d)	12,000	11,778
5.95%, 3/30/29(d)	10,000	10,518
3.60%, 3/1/32(d)	15,000	13,424
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 4/15/28(d)	171,000	174,557
5.88%, 11/1/29(d)	51,000	49,732
Allied Universal Holdco LLC 7.88%, 2/15/31(d)	17,000	17,264
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/28(d)	200,000	185,532
Allina Health System
3.89%, 4/15/49, Series 2019	16,000	13,162
2.90%, 11/15/51, Series 2021	16,000	10,958
Allison Transmission, Inc.
4.75%, 10/1/27(d)	33,000	32,405
5.88%, 6/1/29(d)	20,000	20,087
3.75%, 1/30/31(d)	41,000	37,331
Allstate Corp.
0.75%, 12/15/25	35,000	33,329
3.28%, 12/15/26	34,000	33,182
1.45%, 12/15/30	45,000	37,368
5.25%, 3/30/33	55,000	56,879
5.35%, 6/1/33	25,000	25,970
Investments	Principal Amount	Value
5.55%, 5/9/35	$50,000	$52,675
5.95%, 4/1/36	35,000	38,115
4.50%, 6/15/43	45,000	40,590
4.20%, 12/15/46	65,000	55,412
3.85%, 8/10/49	45,000	36,151
6.50%, 5/15/67, (6.50% fixed rate until 5/15/37; Secured Overnight Financing Rate + 2.162% thereafter)(a)	45,000	46,821
Ally Financial, Inc.
5.80%, 5/1/25	45,000	45,144
5.75%, 11/20/25	45,000	45,154
4.75%, 6/9/27	148,000	147,516
7.10%, 11/15/27	45,000	47,837
2.20%, 11/2/28	45,000	40,436
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	50,000	53,075
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	70,000	74,107
8.00%, 11/1/31	183,000	209,074
6.70%, 2/14/33	20,000	20,658
Alphabet, Inc.
0.45%, 8/15/25	20,000	19,271
2.00%, 8/15/26	40,000	38,505
0.80%, 8/15/27	20,000	18,347
1.10%, 8/15/30	46,000	38,974
1.90%, 8/15/40	26,000	18,012
2.05%, 8/15/50	50,000	30,165
2.25%, 8/15/60	40,000	23,987
Alta Equipment Group, Inc. 9.00%, 6/1/29(d)	20,000	18,173
Altria Group, Inc.
4.80%, 2/14/29	441,000	443,624
5.80%, 2/14/39	335,000	346,115
5.38%, 1/31/44	555,000	551,248
4.00%, 2/4/61	309,000	231,178
Amazon.com, Inc.
3.15%, 8/22/27	72,000	70,277
1.65%, 5/12/28	52,000	47,748
1.50%, 6/3/30	54,000	46,691
2.10%, 5/12/31	565,000	493,889
4.80%, 12/5/34	26,000	26,783
4.95%, 12/5/44	380,000	384,697
AMC Entertainment Holdings, Inc. 7.50%, 2/15/29(d)	83,000	60,530
AMC Networks, Inc. 4.25%, 2/15/29	82,000	58,400
Amcor Finance USA, Inc.
3.63%, 4/28/26	36,000	35,284
4.50%, 5/15/28	31,000	30,808
5.63%, 5/26/33	36,000	37,531
See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Amcor Flexibles North America, Inc.
4.00%, 5/17/25	$31,000	$30,753
2.63%, 6/19/30	36,000	32,045
2.69%, 5/25/31	57,000	49,849
Ameren Corp.
3.65%, 2/15/26	20,000	19,719
5.70%, 12/1/26	65,000	66,516
1.95%, 3/15/27	30,000	28,128
1.75%, 3/15/28	30,000	27,302
5.00%, 1/15/29	45,000	45,685
3.50%, 1/15/31	55,000	51,207
Ameren Illinois Co.
3.80%, 5/15/28	30,000	29,465
1.55%, 11/15/30	10,000	8,467
3.85%, 9/1/32	10,000	9,451
4.95%, 6/1/33	10,000	10,126
4.15%, 3/15/46	20,000	17,133
3.70%, 12/1/47	20,000	15,867
4.50%, 3/15/49	20,000	17,862
3.25%, 3/15/50	15,000	10,710
2.90%, 6/15/51	15,000	9,911
5.90%, 12/1/52	15,000	16,245
American Airlines Pass-Through Trust
4.00%, 1/15/27, Series 2013-1, Class A	103,740	101,090
3.20%, 12/15/29, Series 2016-2, Class AA	103,016	96,108
3.35%, 4/15/31, Series 2017-2, Class AA	165,440	154,692
American Assets Trust LP 3.38%, 2/1/31	36,000	30,630
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	93,000	93,618
6.88%, 7/1/28	35,000	35,203
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(d)	29,000	27,905
3.88%, 11/15/29(d)	25,000	23,167
American Electric Power Co., Inc. 3.88%, 2/15/62, (3.875% fixed rate until 11/15/26; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	905,000	844,202
American Express Co.
3.95%, 8/1/25	165,000	163,771
4.20%, 11/6/25	55,000	54,791
4.90%, 2/13/26	90,000	90,420
3.13%, 5/20/26	60,000	58,609
6.34%, 10/30/26, (6.338% fixed rate until 10/30/25; Secured Overnight Financing Rate + 1.33% thereafter)(a)	90,000	91,552
1.65%, 11/4/26	80,000	75,441
2.55%, 3/4/27	130,000	124,481
5.65%, 4/23/27, (5.645% fixed rate until 4/23/26; Secured Overnight Financing Index + 0.75% thereafter)(a)	90,000	91,410
3.30%, 5/3/27	121,000	117,825
Investments	Principal Amount	Value
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	$90,000	$91,545
5.85%, 11/5/27	110,000	115,045
5.10%, 2/16/28, (5.098% fixed rate until 2/16/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	125,000	126,684
4.05%, 5/3/29	20,000	19,926
5.28%, 7/27/29, (5.282% fixed rate until 7/27/28; Secured Overnight Financing Index + 1.28% thereafter)(a)	110,000	113,011
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	97,000	100,831
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(a)	20,000	21,970
4.99%, 5/26/33, (4.989% fixed rate until 2/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(a)	15,000	15,044
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(a)	26,000	25,382
5.04%, 5/1/34, (5.043% fixed rate until 5/1/33; Secured Overnight Financing Rate + 1.835% thereafter)(a)	25,000	25,308
5.63%, 7/28/34, (5.625% fixed rate until 4/27/33; Secured Overnight Financing Rate + 1.93% thereafter)(a)	10,000	10,392
5.92%, 4/25/35, (5.915% fixed rate until 1/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(a)	10,000	10,544
4.05%, 12/3/42	45,000	39,803
American Express Credit Corp. 3.30%, 5/3/27	25,000	24,513
American Financial Group, Inc.
5.25%, 4/2/30	22,000	22,747
4.50%, 6/15/47	55,000	48,937
American Homes 4 Rent LP
4.25%, 2/15/28	30,000	29,485
4.90%, 2/15/29	25,000	25,145
2.38%, 7/15/31	30,000	25,394
3.63%, 4/15/32	43,000	39,093
5.50%, 2/1/34	45,000	45,848
3.38%, 7/15/51	25,000	17,208
4.30%, 4/15/52	25,000	20,283
American Honda Finance Corp.
1.20%, 7/8/25	292,000	283,544
1.00%, 9/10/25	55,000	53,058
4.90%, 3/12/27	51,000	51,730
4.70%, 1/12/28	136,000	137,588
3.50%, 2/15/28	37,000	35,961
2.00%, 3/24/28	55,000	50,750

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
5.13%, 7/7/28	$59,000	$60,598
5.65%, 11/15/28	59,000	61,933
2.25%, 1/12/29	40,000	36,656
4.90%, 3/13/29	55,000	56,173
4.60%, 4/17/30	14,000	14,093
5.85%, 10/4/30	10,000	10,720
1.80%, 1/13/31	11,000	9,340
4.90%, 1/10/34	15,000	15,142
American International Group, Inc.
4.20%, 4/1/28	21,000	20,737
3.40%, 6/30/30	24,000	22,424
5.13%, 3/27/33	75,000	76,555
3.88%, 1/15/35	46,000	42,539
4.50%, 7/16/44	68,000	60,608
4.80%, 7/10/45	68,000	63,350
4.75%, 4/1/48	91,000	84,109
5.75%, 4/1/48, Series A-9, (5.75% fixed rate until 4/1/28; Secured Overnight Financing Rate + 2.91% thereafter)(a)	77,000	76,577
4.38%, 6/30/50	121,000	105,432
American Tower Corp.
4.00%, 6/1/25	45,000	44,639
1.30%, 9/15/25	30,000	28,872
4.40%, 2/15/26	31,000	30,853
1.60%, 4/15/26	45,000	42,773
1.45%, 9/15/26	35,000	32,849
3.38%, 10/15/26	60,000	58,504
2.75%, 1/15/27	45,000	43,105
3.13%, 1/15/27	25,000	24,171
3.65%, 3/15/27	40,000	39,109
3.55%, 7/15/27	46,000	44,689
3.60%, 1/15/28	45,000	43,553
1.50%, 1/31/28	40,000	36,073
5.50%, 3/15/28	45,000	46,279
5.25%, 7/15/28	40,000	40,888
5.80%, 11/15/28	45,000	47,080
5.20%, 2/15/29	40,000	40,906
3.95%, 3/15/29	35,000	33,944
3.80%, 8/15/29	120,000	115,206
2.90%, 1/15/30	55,000	50,367
2.10%, 6/15/30	55,000	47,896
1.88%, 10/15/30	55,000	46,724
2.70%, 4/15/31	50,000	44,066
2.30%, 9/15/31	50,000	42,502
4.05%, 3/15/32	45,000	42,672
5.65%, 3/15/33	55,000	57,383
5.55%, 7/15/33	60,000	62,189
5.90%, 11/15/33	56,000	59,491
5.45%, 2/15/34	45,000	46,499
3.70%, 10/15/49	55,000	41,797
3.10%, 6/15/50	95,000	64,849
2.95%, 1/15/51	95,000	62,948
Investments	Principal Amount	Value
American Transmission Systems, Inc.
2.65%, 1/15/32(d)	$25,000	$21,653
5.00%, 9/1/44(d)	16,000	15,179
American University 3.67%, 4/1/49, Series 2019	48,000	39,186
American Water Capital Corp.
2.95%, 9/1/27	35,000	33,734
3.75%, 9/1/28	39,000	38,161
3.45%, 6/1/29	40,000	38,411
2.80%, 5/1/30	36,000	32,932
2.30%, 6/1/31	40,000	34,582
4.45%, 6/1/32	55,000	54,439
5.15%, 3/1/34	50,000	51,408
6.59%, 10/15/37	70,000	80,884
4.30%, 12/1/42	45,000	39,977
4.30%, 9/1/45	30,000	26,511
4.00%, 12/1/46	25,000	20,838
3.75%, 9/1/47	68,000	54,119
4.20%, 9/1/48	70,000	59,737
4.15%, 6/1/49	50,000	42,129
3.45%, 5/1/50	45,000	33,643
3.25%, 6/1/51	50,000	35,730
5.45%, 3/1/54	65,000	66,178
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 5/20/25	5,000	4,988
5.75%, 5/20/27	138,000	135,217
Ameriprise Financial, Inc.
2.88%, 9/15/26	32,000	31,078
5.70%, 12/15/28	39,000	41,023
4.50%, 5/13/32	10,000	9,938
5.15%, 5/15/33	15,000	15,458
AmFam Holdings, Inc.
2.81%, 3/11/31(d)	35,000	27,557
3.83%, 3/11/51(d)	20,000	12,521
Amgen, Inc.
2.30%, 2/25/31	825,000	719,161
6.40%, 2/1/39	1,985,000	2,216,411
3.15%, 2/21/40	437,000	340,200
5.65%, 6/15/42	100,000	102,470
5.60%, 3/2/43	54,000	55,265
4.40%, 5/1/45	619,000	538,666
5.75%, 3/2/63	175,000	179,718
AMN Healthcare, Inc.
4.63%, 10/1/27(d)	20,000	19,587
4.00%, 4/15/29(d)	22,000	20,580
Amphenol Corp.
4.75%, 3/30/26	22,000	22,080
5.05%, 4/5/27	27,000	27,519
5.05%, 4/5/29	27,000	27,766
4.35%, 6/1/29	36,000	36,067

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
2.80%, 2/15/30	$64,000	$58,865
2.20%, 9/15/31	54,000	46,090
5.25%, 4/5/34	43,000	44,260
Amsted Industries, Inc.
5.63%, 7/1/27(d)	16,000	15,977
4.63%, 5/15/30(d)	16,000	15,091
AmWINS Group, Inc. 4.88%, 6/30/29(d)	59,000	56,354
Analog Devices, Inc.
3.50%, 12/5/26	62,000	61,013
3.45%, 6/15/27	29,000	28,428
1.70%, 10/1/28	52,000	47,222
2.10%, 10/1/31	21,000	18,046
5.05%, 4/1/34	11,000	11,363
2.80%, 10/1/41	37,000	27,326
5.30%, 12/15/45	17,000	17,257
2.95%, 10/1/51	49,000	33,906
5.30%, 4/1/54	27,000	27,681
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 3/1/27(d)	27,000	27,003
5.75%, 1/15/28(d)	27,000	27,052
5.38%, 6/15/29(d)	31,000	30,671
6.63%, 2/1/32(d)	25,000	25,825
Anywhere Real Estate Group LLC/ Anywhere Co-Issuer Corp. 7.00%, 4/15/30(d)	27,000	23,978
Anywhere Real Estate Group LLC/ Realogy Co-Issuer Corp.
5.75%, 1/15/29(d)	24,000	17,279
5.25%, 4/15/30(d)	19,000	13,275
Aon Corp.
4.50%, 12/15/28	20,000	19,991
3.75%, 5/2/29	55,000	53,307
2.80%, 5/15/30	111,000	101,215
6.25%, 9/30/40	25,000	27,274
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	35,000	33,651
2.05%, 8/23/31	30,000	25,278
2.60%, 12/2/31	35,000	30,472
5.00%, 9/12/32	35,000	35,504
5.35%, 2/28/33	55,000	56,804
2.90%, 8/23/51	55,000	35,763
3.90%, 2/28/52	80,000	62,491
Aon Global Ltd.
3.88%, 12/15/25	45,000	44,644
4.60%, 6/14/44	50,000	44,516
4.75%, 5/15/45	55,000	50,058
Aon North America, Inc.
5.13%, 3/1/27	35,000	35,659
5.15%, 3/1/29	60,000	61,479
Investments	Principal Amount	Value
5.30%, 3/1/31	$45,000	$46,494
5.45%, 3/1/34	125,000	129,409
5.75%, 3/1/54	180,000	186,568
Apache Corp.
4.38%, 10/15/28	20,000	19,540
4.25%, 1/15/30	37,000	35,381
6.00%, 1/15/37	40,000	41,151
5.10%, 9/1/40	120,000	106,159
5.25%, 2/1/42	35,000	30,896
4.75%, 4/15/43	40,000	32,795
5.35%, 7/1/49	35,000	29,976
APi Group DE, Inc.
4.13%, 7/15/29(d)	14,000	13,172
4.75%, 10/15/29(d)	11,000	10,532
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(d)	20,000	17,738
Apollo Global Management, Inc.
6.38%, 11/15/33	10,000	11,015
5.80%, 5/21/54	41,000	42,256
Apollo Management Holdings LP
4.40%, 5/27/26(d)	20,000	19,938
4.87%, 2/15/29(d)	28,000	28,312
2.65%, 6/5/30(d)	20,000	18,039
Appalachian Power Co.
7.00%, 4/1/38	515,000	594,063
4.45%, 6/1/45	309,000	261,263
Apple, Inc.
3.20%, 5/13/25	41,000	40,640
3.25%, 2/23/26	67,000	66,100
3.35%, 2/9/27	412,000	405,787
1.20%, 2/8/28	51,000	46,538
1.65%, 5/11/30	36,000	31,590
2.38%, 2/8/41	309,000	225,860
3.85%, 5/4/43	412,000	364,220
2.65%, 5/11/50	291,000	197,583
Applied Materials, Inc.
3.30%, 4/1/27	406,000	397,100
4.35%, 4/1/47	49,000	44,616
2.75%, 6/1/50	131,000	89,814
Aptiv PLC
4.35%, 3/15/29	20,000	19,855
4.40%, 10/1/46	25,000	20,485
5.40%, 3/15/49	30,000	27,801
3.10%, 12/1/51	135,000	85,849
Aptiv PLC/Aptiv Corp.
3.25%, 3/1/32	55,000	49,155
4.15%, 5/1/52	90,000	69,542
APX Group, Inc. 5.75%, 7/15/29(d)	33,000	32,766
Aramark Services, Inc. 5.00%, 2/1/28(d)	47,000	46,174

See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Arch Capital Finance LLC
4.01%, 12/15/26	$30,000	$29,608
5.03%, 12/15/46	40,000	37,635
Arch Capital Group Ltd.
7.35%, 5/1/34	25,000	29,376
3.64%, 6/30/50	90,000	68,192
Arch Capital Group U.S., Inc. 5.14%, 11/1/43	45,000	43,085
Archer-Daniels-Midland Co.
2.50%, 8/11/26	73,000	70,520
3.25%, 3/27/30	21,000	19,854
2.90%, 3/1/32	15,000	13,376
5.94%, 10/1/32	249,000	274,336
4.50%, 8/15/33	10,000	9,879
5.38%, 9/15/35	19,000	19,887
4.54%, 3/26/42	21,000	19,309
4.02%, 4/16/43	20,000	16,889
3.75%, 9/15/47	22,000	17,463
4.50%, 3/15/49	33,000	29,445
2.70%, 9/15/51	43,000	28,076
Arches Buyer, Inc.
4.25%, 6/1/28(d)	39,000	35,589
6.13%, 12/1/28(d)	20,000	16,992
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(d)	8,000	8,068
6.25%, 4/1/28(d)	33,000	33,174
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 6/15/27(d)	200,000	200,498
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/27(d)	200,000	120,694
Ares Capital Corp. 2.88%, 6/15/28	514,000	470,423
Ares Finance Co. II LLC 3.25%, 6/15/30(d)	16,000	14,843
Ares Finance Co. III LLC 4.13%, 6/30/51, (4.125% fixed rate until 6/30/26; 5-year Constant Maturity Treasury Rate + 3.237% thereafter)(a)(d)	18,000	17,031
Ares Finance Co. IV LLC 3.65%, 2/1/52(d)	20,000	14,653
Ares Management Corp. 6.38%, 11/10/28	30,000	32,054
Ares Strategic Income Fund 6.35%, 8/15/29(d)	50,000	50,632
Aretec Group, Inc.
7.50%, 4/1/29(d)	16,000	15,205
10.00%, 8/15/30(d)	29,000	31,348
Investments	Principal Amount	Value
Arizona Public Service Co.
2.95%, 9/15/27	$204,000	$195,053
4.35%, 11/15/45	22,000	18,630
3.35%, 5/15/50	350,000	247,779
Arko Corp. 5.13%, 11/15/29(d)	18,000	16,016
Arrow Electronics, Inc.
3.88%, 1/12/28	30,000	29,121
2.95%, 2/15/32	36,000	31,244
5.88%, 4/10/34	36,000	36,805
Arsenal AIC Parent LLC
8.00%, 10/1/30(d)	29,000	31,253
11.50%, 10/1/31(d)	20,000	22,662
Artera Services LLC 8.50%, 2/15/31(d)	25,000	25,137
Arthur J Gallagher & Co.
2.40%, 11/9/31	30,000	25,387
5.50%, 3/2/33	25,000	25,948
6.50%, 2/15/34	30,000	33,046
5.45%, 7/15/34	45,000	46,344
3.50%, 5/20/51	75,000	54,243
3.05%, 3/9/52	30,000	19,515
5.75%, 3/2/53	55,000	55,955
6.75%, 2/15/54	55,000	63,624
5.75%, 7/15/54	55,000	56,257
Asbury Automotive Group, Inc. 4.63%, 11/15/29(d)	96,000	91,738
Ascension Health
2.53%, 11/15/29, Series B	18,000	16,582
3.11%, 11/15/39, Series B	12,000	9,778
3.95%, 11/15/46	24,000	20,626
4.85%, 11/15/53	9,000	9,023
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88%, 6/30/29(d)	45,000	44,905
Ashland, Inc. 3.38%, 9/1/31(d)	42,000	36,959
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 1/15/28(d)	10,000	10,093
4.63%, 8/1/29(d)	14,000	13,293
4.63%, 4/1/30(d)	18,000	16,972
ASP Unifrax Holdings, Inc. 7.50%, 9/30/29(d)	100,000	50,893
Assurant, Inc.
4.90%, 3/27/28	18,000	18,027
3.70%, 2/22/30	25,000	23,547
2.65%, 1/15/32	25,000	21,257
7.00%, 3/27/48, (7.00% fixed rate until 3/27/28; Secured Overnight Financing Rate + 4.177% thereafter)(a)	17,000	17,288

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Assured Guaranty U.S. Holdings, Inc.
6.13%, 9/15/28	$22,000	$23,207
3.15%, 6/15/31	38,000	33,961
3.60%, 9/15/51	49,000	35,048
AssuredPartners, Inc.
5.63%, 1/15/29(d)	23,000	22,002
7.50%, 2/15/32(d)	20,000	20,504
AT&T, Inc.
1.70%, 3/25/26	185,000	176,967
2.30%, 6/1/27	412,000	389,810
2.55%, 12/1/33	1,716,000	1,420,265
4.50%, 5/15/35	327,000	312,298
5.25%, 3/1/37	95,000	95,793
5.35%, 9/1/40	11,000	10,940
3.50%, 6/1/41	825,000	659,761
5.55%, 8/15/41	995,000	1,008,472
5.15%, 3/15/42	89,000	86,508
4.30%, 12/15/42	15,000	13,048
3.10%, 2/1/43	60,000	44,834
5.15%, 11/15/46	385,000	369,642
3.65%, 6/1/51	412,000	305,539
3.50%, 9/15/53	679,000	483,496
3.55%, 9/15/55	680,000	480,808
3.80%, 12/1/57	509,000	373,433
AthenaHealth Group, Inc. 6.50%, 2/15/30(d)	209,000	200,113
Athene Holding Ltd. 3.95%, 5/25/51	423,000	315,617
ATI, Inc.
5.88%, 12/1/27	31,000	31,073
4.88%, 10/1/29	13,000	12,602
7.25%, 8/15/30	17,000	18,053
5.13%, 10/1/31	21,000	20,206
Atkore, Inc. 4.25%, 6/1/31(d)	16,000	14,545
Atlantic City Electric Co. 2.30%, 3/15/31	396,000	342,524
Atlassian Corp.
5.25%, 5/15/29	30,000	30,709
5.50%, 5/15/34	35,000	35,871
Atmos Energy Corp.
2.63%, 9/15/29	110,000	101,586
2.85%, 2/15/52	316,000	206,673
Autodesk, Inc.
4.38%, 6/15/25	20,000	19,898
3.50%, 6/15/27	30,000	29,323
2.85%, 1/15/30	35,000	32,226
2.40%, 12/15/31	71,000	61,201
AutoNation, Inc. 3.85%, 3/1/32	137,000	125,536
Investments	Principal Amount	Value
AutoZone, Inc.
3.25%, 4/15/25	$25,000	$24,711
3.63%, 4/15/25	30,000	29,734
3.13%, 4/21/26	25,000	24,419
5.05%, 7/15/26	30,000	30,316
3.75%, 6/1/27	35,000	34,368
4.50%, 2/1/28	30,000	30,032
6.25%, 11/1/28	30,000	31,968
3.75%, 4/18/29	30,000	28,993
4.00%, 4/15/30	55,000	53,474
1.65%, 1/15/31	45,000	37,638
4.75%, 8/1/32	55,000	54,806
4.75%, 2/1/33	40,000	39,597
5.20%, 8/1/33	20,000	20,324
6.55%, 11/1/33	35,000	38,747
AvalonBay Communities, Inc.
3.30%, 6/1/29	182,000	173,464
2.45%, 1/15/31	6,000	5,289
2.05%, 1/15/32	14,000	11,886
3.90%, 10/15/46	17,000	13,830
4.35%, 4/15/48	15,000	13,092
Avantor Funding, Inc.
4.63%, 7/15/28(d)	63,000	61,503
3.88%, 11/1/29(d)	33,000	30,839
Avery Dennison Corp.
4.88%, 12/6/28	205,000	207,526
2.65%, 4/30/30	36,000	32,567
2.25%, 2/15/32	36,000	30,251
5.75%, 3/15/33	29,000	30,799
Aviation Capital Group LLC
4.13%, 8/1/25(d)	20,000	19,779
4.88%, 10/1/25(d)	12,000	11,940
1.95%, 1/30/26(d)	31,000	29,679
1.95%, 9/20/26(d)	31,000	29,160
3.50%, 11/1/27(d)	31,000	29,727
6.25%, 4/15/28(d)	25,000	26,006
6.75%, 10/25/28(d)	30,000	31,824
6.38%, 7/15/30(d)	20,000	21,238
Avient Corp. 7.13%, 8/1/30(d)	30,000	31,307
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27(d)	30,000	29,250
4.75%, 4/1/28(d)	20,000	18,592
5.38%, 3/1/29(d)	25,000	23,062
8.00%, 2/15/31(d)	20,000	19,920
Avista Corp.
4.35%, 6/1/48	20,000	17,346
4.00%, 4/1/52	22,000	17,463

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Avnet, Inc.
4.63%, 4/15/26	$34,000	$33,814
6.25%, 3/15/28	30,000	31,347
3.00%, 5/15/31	21,000	18,252
5.50%, 6/1/32	21,000	20,957
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(d)	150,000	148,240
AXIS Specialty Finance LLC
3.90%, 7/15/29	22,000	21,208
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	30,000	28,177
AXIS Specialty Finance PLC 4.00%, 12/6/27	21,000	20,536
B&G Foods, Inc.
5.25%, 9/15/27	22,000	20,860
8.00%, 9/15/28(d)	22,000	22,899
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	135,000	130,963
3.14%, 11/7/29	174,000	163,555
4.08%, 12/15/47	45,000	37,526
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/31(d)	25,000	26,188
Ball Corp.
6.00%, 6/15/29	34,000	35,007
2.88%, 8/15/30	114,000	100,801
Bank of America Corp.
4.45%, 3/3/26	1,236,000	1,232,156
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(a)	180,000	178,061
3.50%, 4/19/26	412,000	405,779
4.25%, 10/22/26	795,000	790,771
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	421,000	413,868
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	1,335,000	1,287,648
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	825,000	740,297
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(a)	331,000	290,810
4.08%, 4/23/40, (4.078% fixed rate until 4/23/39; 3-month Secured Overnight Financing Rate + 1.582% thereafter)(a)	455,000	406,834
Investments	Principal Amount	Value
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	$1,005,000	$735,600
5.88%, 2/7/42	251,000	273,660
5.00%, 1/21/44	215,000	214,529
4.75%, 4/21/45, Series L	50,000	47,202
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(a)	186,000	164,136
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(a)	62,000	52,250
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(a)	49,000	32,936
3.48%, 3/13/52, Series N, (3.483% fixed rate until 3/13/51; Secured Overnight Financing Rate + 1.65% thereafter)(a)	29,000	22,185
2.97%, 7/21/52, (2.972% fixed rate until 7/21/51; Secured Overnight Financing Rate + 1.56% thereafter)(a)	195,000	135,275
Bank of New York Mellon Corp.
4.41%, 7/24/26, (4.414% fixed rate until 7/24/25; Secured Overnight Financing Rate + 1.345% thereafter)(a)	273,000	271,758
2.45%, 8/17/26	100,000	96,465
1.05%, 10/15/26	166,000	155,255
3.25%, 5/16/27	309,000	301,065
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	100,000	97,639
3.00%, 10/30/28	322,000	304,654
3.30%, 8/23/29	15,000	14,172
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	73,000	74,676
1.65%, 1/28/31	10,000	8,420
1.80%, 7/28/31	10,000	8,375
2.50%, 1/26/32	9,000	7,828
4.29%, 6/13/33, (4.289% fixed rate until 6/13/32; Secured Overnight Financing Rate + 1.418% thereafter)(a)	15,000	14,495
5.83%, 10/25/33, (5.834% fixed rate until 10/25/32; Secured Overnight Financing Index + 2.074% thereafter)(a)	31,000	33,057
4.97%, 4/26/34, Series J, (4.967% fixed rate until 4/26/33; Secured Overnight Financing Rate + 1.606% thereafter)(a)	21,000	21,179
6.47%, 10/25/34, (6.474% fixed rate until 10/25/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	6,000	6,677
BankUnited, Inc.
4.88%, 11/17/25	25,000	24,821
5.13%, 6/11/30	21,000	20,401

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Banner Health
2.34%, 1/1/30	$6,000	$5,410
1.90%, 1/1/31	6,000	5,143
2.91%, 1/1/42	7,000	5,281
3.18%, 1/1/50, Series 2020	6,000	4,443
2.91%, 1/1/51	6,000	4,217
Baptist Healthcare System Obligated Group 3.54%, 8/15/50, Series 20B	34,000	25,974
Basin Electric Power Cooperative 4.75%, 4/26/47(d)	36,000	31,909
Bath & Body Works, Inc.
6.63%, 10/1/30(d)	132,000	133,807
7.60%, 7/15/37	55,000	54,591
Bausch & Lomb Corp. 8.38%, 10/1/28(d)	57,000	60,063
Bausch Health Cos., Inc.
4.88%, 6/1/28(d)	203,000	153,346
6.25%, 2/15/29(d)	187,000	97,203
5.25%, 2/15/31(d)	100,000	50,308
Baxalta, Inc.
4.00%, 6/23/25	50,000	49,614
5.25%, 6/23/45	675,000	662,161
Baxter International, Inc.
2.60%, 8/15/26	45,000	43,346
1.92%, 2/1/27	90,000	84,523
2.27%, 12/1/28	75,000	68,401
3.95%, 4/1/30	35,000	33,927
1.73%, 4/1/31	45,000	37,430
2.54%, 2/1/32	110,000	93,983
3.50%, 8/15/46	65,000	47,878
3.13%, 12/1/51	146,000	97,649
Bayer Corp. 6.65%, 2/15/28(d)	245,000	257,581
BCPE Empire Holdings, Inc. 7.63%, 5/1/27(d)	9,000	8,839
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/27, PIK(d)	16,000	15,547
Beacon Roofing Supply, Inc.
4.50%, 11/15/26(d)	12,000	11,777
4.13%, 5/15/29(d)	14,000	13,098
6.50%, 8/1/30(d)	25,000	25,718
Beazer Homes USA, Inc.
5.88%, 10/15/27	15,000	14,941
7.25%, 10/15/29	14,000	14,326
7.50%, 3/15/31(d)	10,000	10,221
Becton Dickinson & Co.
3.70%, 6/6/27	105,000	102,923
4.69%, 2/13/28	50,000	50,310
4.87%, 2/8/29	40,000	40,668
2.82%, 5/20/30	55,000	50,313
Investments	Principal Amount	Value
1.96%, 2/11/31	$71,000	$60,377
4.30%, 8/22/32	35,000	33,950
5.11%, 2/8/34	340,000	346,045
4.69%, 12/15/44	90,000	82,162
4.67%, 6/6/47	135,000	122,063
3.79%, 5/20/50	50,000	39,616
BellRing Brands, Inc. 7.00%, 3/15/30(d)	34,000	35,457
Belo Corp.
7.75%, 6/1/27	8,000	8,275
7.25%, 9/15/27	10,000	10,208
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	130,000	129,399
6.13%, 4/1/36	439,000	479,406
2.85%, 5/15/51	85,000	55,468
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	209,000	187,864
4.25%, 1/15/49	29,000	26,320
2.85%, 10/15/50	35,000	24,058
Berkshire Hathaway, Inc. 3.13%, 3/15/26	99,000	97,631
Berry Global, Inc.
1.57%, 1/15/26	94,000	89,914
4.50%, 2/15/26(d)	12,000	11,830
4.88%, 7/15/26(d)	25,000	24,783
1.65%, 1/15/27	25,000	23,292
5.63%, 7/15/27(d)	21,000	21,004
5.50%, 4/15/28	30,000	30,511
5.65%, 1/15/34(d)	57,000	58,235
Best Buy Co., Inc. 4.45%, 10/1/28	171,000	170,889
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	24,000	23,211
3.70%, 3/15/32	57,000	52,352
Biogen, Inc.
4.05%, 9/15/25	108,000	107,118
2.25%, 5/1/30	105,000	92,718
5.20%, 9/15/45	100,000	95,130
3.15%, 5/1/50	135,000	91,529
3.25%, 2/15/51	65,000	45,027
Black Hills Corp.
3.95%, 1/15/26	73,000	72,171
3.15%, 1/15/27	25,000	24,193
5.95%, 3/15/28	22,000	23,021
3.05%, 10/15/29	29,000	26,846
2.50%, 6/15/30	29,000	25,534
4.35%, 5/1/33	29,000	27,322
6.15%, 5/15/34	41,000	43,531
6.00%, 1/15/35	31,000	32,424
4.20%, 9/15/46	27,000	22,351
3.88%, 10/15/49	27,000	20,758

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
BlackRock, Inc.
3.20%, 3/15/27	$85,000	$83,207
2.40%, 4/30/30	90,000	81,490
1.90%, 1/28/31	124,000	107,129
Blackstone Holdings Finance Co. LLC 6.20%, 4/22/33(d)	360,000	391,975
Blackstone Private Credit Fund
7.05%, 9/29/25	50,000	50,820
2.63%, 12/15/26	75,000	70,437
3.25%, 3/15/27	61,000	57,823
7.30%, 11/27/28(d)	30,000	31,832
4.00%, 1/15/29	40,000	37,807
6.25%, 1/25/31(d)	35,000	35,832
Blackstone Secured Lending Fund 2.75%, 9/16/26	197,000	187,079
Block Financial LLC
5.25%, 10/1/25	21,000	21,021
2.50%, 7/15/28	30,000	27,582
3.88%, 8/15/30	46,000	43,656
Block, Inc.
2.75%, 6/1/26	41,000	39,440
3.50%, 6/1/31	41,000	37,066
6.50%, 5/15/32(d)	82,000	85,215
Blue Owl Capital Corp.
3.75%, 7/22/25	30,000	29,554
3.40%, 7/15/26	114,000	109,858
2.88%, 6/11/28	101,000	92,290
Blue Owl Credit Income Corp.
3.13%, 9/23/26	22,000	20,901
4.70%, 2/8/27	31,000	30,269
7.75%, 9/16/27	37,000	38,976
7.95%, 6/13/28	40,000	42,715
7.75%, 1/15/29	34,000	36,267
6.65%, 3/15/31	54,000	55,062
Blue Owl Finance LLC 3.13%, 6/10/31(d)	151,000	131,201
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26(d)	12,000	12,009
7.00%, 7/15/29(d)	20,000	20,827
7.25%, 7/15/32(d)	20,000	21,036
Boardwalk Pipelines LP
5.95%, 6/1/26	34,000	34,574
4.45%, 7/15/27	31,000	30,864
4.80%, 5/3/29	36,000	36,018
3.40%, 2/15/31	36,000	32,565
3.60%, 9/1/32	36,000	32,284
5.63%, 8/1/34	54,000	55,149
Boeing Co.
2.20%, 2/4/26	412,000	395,079
5.04%, 5/1/27	412,000	412,680
6.30%, 5/1/29(d)	108,000	112,845
Investments	Principal Amount	Value
5.15%, 5/1/30	$507,000	$505,915
6.53%, 5/1/34(d)	231,000	245,086
3.50%, 3/1/39	495,000	374,497
5.71%, 5/1/40	412,000	400,740
5.81%, 5/1/50	248,000	234,253
6.86%, 5/1/54(d)	231,000	248,898
5.93%, 5/1/60	908,000	859,849
Boise Cascade Co. 4.88%, 7/1/30(d)	16,000	15,336
Bon Secours Mercy Health, Inc.
3.46%, 6/1/30	8,000	7,625
2.10%, 6/1/31, Series 20-2	6,000	5,130
3.21%, 6/1/50, Series 20-2	16,000	11,493
Booking Holdings, Inc. 4.63%, 4/13/30	80,000	80,919
Boost Newco Borrower LLC 7.50%, 1/15/31(d)	200,000	213,572
Booz Allen Hamilton, Inc. 3.88%, 9/1/28(d)	100,000	96,311
BorgWarner, Inc. 2.65%, 7/1/27	252,000	240,181
Boston Properties LP
4.50%, 12/1/28	62,000	60,447
2.90%, 3/15/30	409,000	360,938
3.25%, 1/30/31	98,000	86,266
2.55%, 4/1/32	13,000	10,578
Boston Scientific Corp.
1.90%, 6/1/25	30,000	29,375
4.00%, 3/1/28	20,000	19,803
2.65%, 6/1/30	85,000	77,471
6.50%, 11/15/35	30,000	34,365
4.55%, 3/1/39	40,000	38,586
7.38%, 1/15/40	25,000	30,688
4.70%, 3/1/49	60,000	56,022
Boyd Gaming Corp.
4.75%, 12/1/27	41,000	40,389
4.75%, 6/15/31(d)	37,000	34,852
Boyne USA, Inc. 4.75%, 5/15/29(d)	28,000	26,886
BP Capital Markets America, Inc.
3.94%, 9/21/28	412,000	406,071
4.23%, 11/6/28	100,000	99,710
3.63%, 4/6/30	155,000	149,212
1.75%, 8/10/30	20,000	17,244
2.72%, 1/12/32	190,000	167,426
4.81%, 2/13/33	350,000	350,325
5.23%, 11/17/34	33,000	34,002
3.06%, 6/17/41	89,000	67,952
3.00%, 2/24/50	109,000	74,848
2.77%, 11/10/50	66,000	42,897
3.38%, 2/8/61	90,000	62,416

See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Brand Industrial Services, Inc. 10.38%, 8/1/30(d)	$55,000	$60,002
Brandywine Operating Partnership LP
3.95%, 11/15/27	18,000	16,998
8.05%, 3/15/28	51,000	54,318
Bread Financial Holdings, Inc. 9.75%, 3/15/29(d)	37,000	40,019
Brighthouse Financial, Inc. 5.63%, 5/15/30	399,000	409,258
Brightline East LLC 11.00%, 1/31/30(d)	200,000	182,098
Brink’s Co. 4.63%, 10/15/27(d)	27,000	26,405
Bristol-Myers Squibb Co.
1.13%, 11/13/27	73,000	66,420
3.90%, 2/20/28	412,000	407,081
3.40%, 7/26/29	176,000	169,196
4.13%, 6/15/39	976,000	884,656
2.35%, 11/13/40	412,000	287,271
4.55%, 2/20/48	167,000	150,108
2.55%, 11/13/50	67,000	41,589
3.90%, 3/15/62	49,000	37,449
5.65%, 2/22/64	210,000	216,724
Brixmor Operating Partnership LP
4.13%, 6/15/26	35,000	34,599
3.90%, 3/15/27	25,000	24,460
2.25%, 4/1/28	20,000	18,321
4.13%, 5/15/29	55,000	53,420
4.05%, 7/1/30	57,000	54,661
2.50%, 8/16/31	35,000	29,882
5.50%, 2/15/34	30,000	30,361
5.75%, 2/15/35	31,000	32,098
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	412,000	406,574
Broadcom, Inc.
4.11%, 9/15/28	217,000	214,405
4.30%, 11/15/32	178,000	171,779
3.14%, 11/15/35(d)	1,630,000	1,363,495
4.93%, 5/15/37(d)	434,000	424,582
3.75%, 2/15/51(d)	23,000	17,902
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	30,000	29,335
2.90%, 12/1/29	54,000	49,583
2.60%, 5/1/31	72,000	62,706
BroadStreet Partners, Inc. 5.88%, 4/15/29(d)	34,000	32,388
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(d)	35,000	34,954
4.50%, 4/1/27(d)	28,000	27,088
Investments	Principal Amount	Value
Brown & Brown, Inc.
4.20%, 9/15/24	$175,000	$174,907
2.38%, 3/15/31	306,000	261,566
Brown-Forman Corp.
4.75%, 4/15/33	13,000	13,149
4.00%, 4/15/38	16,000	14,527
4.50%, 7/15/45	27,000	24,970
Brunswick Corp.
5.85%, 3/18/29	136,000	139,219
2.40%, 8/18/31	39,000	32,290
4.40%, 9/15/32	32,000	29,818
5.10%, 4/1/52	27,000	22,096
Buckeye Partners LP
3.95%, 12/1/26	25,000	24,325
4.13%, 12/1/27	22,000	21,138
4.50%, 3/1/28(d)	21,000	20,239
5.85%, 11/15/43	27,000	24,433
5.60%, 10/15/44	12,000	10,185
Builders FirstSource, Inc.
5.00%, 3/1/30(d)	23,000	22,347
4.25%, 2/1/32(d)	54,000	49,387
6.38%, 6/15/32(d)	29,000	29,919
6.38%, 3/1/34(d)	41,000	42,127
Bunge Ltd. Finance Corp.
1.63%, 8/17/25	37,000	35,833
3.25%, 8/15/26	43,000	41,952
3.75%, 9/25/27	37,000	36,293
2.75%, 5/14/31	72,000	63,855
Burford Capital Global Finance LLC 6.25%, 4/15/28(d)	200,000	198,080
Burlington Northern Santa Fe LLC
3.65%, 9/1/25	176,000	174,323
4.55%, 9/1/44	535,000	491,772
3.55%, 2/15/50	166,000	129,105
3.05%, 2/15/51	28,000	19,557
3.30%, 9/15/51	274,000	200,943
2.88%, 6/15/52	31,000	20,759
4.45%, 1/15/53	75,000	67,426
Burlington Resources LLC
7.20%, 8/15/31	9,000	10,344
7.40%, 12/1/31	8,000	9,295
5.95%, 10/15/36	40,000	43,542
BWX Technologies, Inc.
4.13%, 6/30/28(d)	16,000	15,461
4.13%, 4/15/29(d)	16,000	15,346
Cable One, Inc. 4.00%, 11/15/30(d)	27,000	20,766
Cabot Corp.
4.00%, 7/1/29	21,000	20,497
5.00%, 6/30/32	28,000	28,083
See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Caesars Entertainment, Inc.
7.00%, 2/15/30(d)	$181,000	$187,815
6.50%, 2/15/32(d)	61,000	62,776
California Institute of Technology
4.32%, 8/1/45	8,000	7,422
4.70%, 11/1/2111	7,000	6,357
3.65%, 9/1/2119	10,000	7,103
California Resources Corp.
7.13%, 2/1/26(d)	10,000	10,062
8.25%, 6/15/29(d)	25,000	25,794
Calpine Corp.
5.25%, 6/1/26(d)	17,000	16,930
4.50%, 2/15/28(d)	52,000	50,506
5.13%, 3/15/28(d)	58,000	56,734
4.63%, 2/1/29(d)	27,000	25,822
5.00%, 2/1/31(d)	35,000	33,623
3.75%, 3/1/31(d)	37,000	33,965
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 1/15/27(d)	13,000	12,593
9.75%, 7/15/28(d)	13,000	12,785
Camden Property Trust
5.85%, 11/3/26	35,000	36,125
4.10%, 10/15/28	28,000	27,545
3.15%, 7/1/29	12,000	11,327
2.80%, 5/15/30	15,000	13,740
4.90%, 1/15/34	8,000	7,952
3.35%, 11/1/49	15,000	10,845
Camelot Return Merger Sub, Inc. 8.75%, 8/1/28(d)	29,000	28,853
Cameron LNG LLC
2.90%, 7/15/31(d)	33,000	29,259
3.30%, 1/15/35(d)	34,000	28,957
3.40%, 1/15/38(d)	122,000	102,828
3.70%, 1/15/39(d)	37,000	31,440
Campbell Soup Co.
5.30%, 3/20/26	25,000	25,304
5.20%, 3/19/27	30,000	30,643
4.15%, 3/15/28	60,000	59,500
5.20%, 3/21/29	35,000	36,001
2.38%, 4/24/30	35,000	31,270
5.40%, 3/21/34	70,000	72,492
4.80%, 3/15/48	65,000	59,223
3.13%, 4/24/50	45,000	30,830
Capital One Financial Corp.
4.25%, 4/30/25	45,000	44,749
4.20%, 10/29/25	90,000	89,045
4.99%, 7/24/26, (4.985% fixed rate until 7/24/25; Secured Overnight Financing Rate + 2.16% thereafter)(a)	85,000	84,837
3.75%, 7/28/26	90,000	88,231
Investments	Principal Amount	Value
3.75%, 3/9/27	$83,000	$81,326
3.65%, 5/11/27	62,000	60,524
7.15%, 10/29/27, (7.149% fixed rate until 10/29/26; Secured Overnight Financing Rate + 2.44% thereafter)(a)	45,000	47,207
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	75,000	70,640
3.80%, 1/31/28	85,000	82,589
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	95,000	95,515
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	60,000	61,092
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	110,000	115,186
5.70%, 2/1/30, (5.70% fixed rate until 2/1/29; Secured Overnight Financing Rate + 1.905% thereafter)(a)	60,000	61,837
3.27%, 3/1/30, (3.273% fixed rate until 3/1/29; Secured Overnight Financing Rate + 1.79% thereafter)(a)	100,000	93,250
5.25%, 7/26/30, (5.247% fixed rate until 7/26/29; Secured Overnight Financing Rate + 2.60% thereafter)(a)	65,000	65,718
7.62%, 10/30/31, (7.624% fixed rate until 10/30/30; Secured Overnight Financing Rate + 3.07% thereafter)(a)	125,000	141,142
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(a)	70,000	56,363
2.62%, 11/2/32, (2.618% fixed rate until 11/2/31; Secured Overnight Financing Rate + 1.265% thereafter)(a)	35,000	29,506
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(a)	80,000	79,718
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(a)	90,000	92,012
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(a)	125,000	132,840
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(a)	70,000	72,745
Capstone Borrower, Inc. 8.00%, 6/15/30(d)	20,000	21,111
Cardinal Health, Inc.
3.75%, 9/15/25	30,000	29,690
3.41%, 6/15/27	75,000	72,991
5.13%, 2/15/29	40,000	40,946
5.45%, 2/15/34	35,000	36,263

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
4.60%, 3/15/43	$30,000	$26,587
4.50%, 11/15/44	30,000	26,042
4.90%, 9/15/45	40,000	36,609
4.37%, 6/15/47	50,000	42,285
Cargill, Inc.
3.50%, 4/22/25(d)	20,000	19,824
4.88%, 10/10/25(d)	30,000	30,117
0.75%, 2/2/26(d)	20,000	19,010
4.50%, 6/24/26(d)	25,000	25,070
3.63%, 4/22/27(d)	20,000	19,661
3.25%, 5/23/29(d)	25,000	23,834
2.13%, 4/23/30(d)	30,000	26,681
1.70%, 2/2/31(d)	20,000	16,803
2.13%, 11/10/31(d)	40,000	34,031
4.00%, 6/22/32(d)	25,000	23,971
5.13%, 10/11/32(d)	20,000	20,562
4.75%, 4/24/33(d)	20,000	19,999
4.76%, 11/23/45(d)	25,000	23,447
3.88%, 5/23/49(d)	15,000	12,284
3.13%, 5/25/51(d)	30,000	21,114
4.38%, 4/22/52(d)	20,000	17,707
Carlisle Cos., Inc.
3.75%, 12/1/27	37,000	36,127
2.75%, 3/1/30	54,000	49,146
2.20%, 3/1/32	39,000	32,668
Carlyle Holdings II Finance LLC 5.63%, 3/30/43(d)	40,000	39,712
Carnival Corp.
7.63%, 3/1/26(d)	234,000	236,616
5.75%, 3/1/27(d)	36,000	36,151
4.00%, 8/1/28(d)	204,000	194,524
10.50%, 6/1/30(d)	36,000	39,059
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/28(d)	160,000	173,200
Carrier Global Corp.
2.49%, 2/15/27	55,000	52,728
2.72%, 2/15/30	145,000	132,765
2.70%, 2/15/31	55,000	49,058
5.90%, 3/15/34	142,000	153,363
3.38%, 4/5/40	135,000	109,301
3.58%, 4/5/50	125,000	96,112
6.20%, 3/15/54	45,000	51,064
Carvana Co.
12.00%, 12/1/28, PIK(d)	44,520	46,234
13.00%, 6/1/30, PIK(d)	68,160	72,740
14.00%, 6/1/31, PIK(d)	81,320	92,797
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27(d)	20,000	19,873
3.13%, 2/15/29(d)	23,000	22,467
3.50%, 4/1/30(d)	27,000	26,389
Investments	Principal Amount	Value
Caterpillar Financial Services Corp.
3.40%, 5/13/25	$92,000	$91,202
1.45%, 5/15/25	45,000	43,987
5.15%, 8/11/25	60,000	60,323
3.65%, 8/12/25	60,000	59,488
0.80%, 11/13/25	75,000	71,830
4.80%, 1/6/26	65,000	65,352
5.05%, 2/27/26	60,000	60,655
0.90%, 3/2/26	55,000	52,295
4.35%, 5/15/26	90,000	90,046
2.40%, 8/9/26	20,000	19,297
1.15%, 9/14/26	35,000	32,911
1.70%, 1/8/27	35,000	33,066
4.50%, 1/8/27	35,000	35,265
3.60%, 8/12/27	50,000	49,354
1.10%, 9/14/27	55,000	50,235
4.85%, 2/27/29	45,000	46,093
Caterpillar, Inc.
2.60%, 9/19/29	10,000	9,279
2.60%, 4/9/30	15,000	13,788
1.90%, 3/12/31	10,000	8,704
5.30%, 9/15/35	15,000	16,169
6.05%, 8/15/36	20,000	22,607
5.20%, 5/27/41	35,000	35,779
3.80%, 8/15/42	75,000	64,100
4.30%, 5/15/44	22,000	20,049
3.25%, 9/19/49	45,000	33,545
3.25%, 4/9/50	55,000	41,111
4.75%, 5/15/64	56,000	52,254
CBRE Services, Inc.
4.88%, 3/1/26	37,000	37,050
5.50%, 4/1/29	36,000	37,254
2.50%, 4/1/31	36,000	31,057
5.95%, 8/15/34	91,000	96,143
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30(d)	282,000	258,044
4.75%, 2/1/32(d)	470,000	410,117
4.50%, 5/1/32	457,000	390,721
4.25%, 1/15/34(d)	750,000	605,175
CDW LLC/CDW Finance Corp.
4.13%, 5/1/25	37,000	36,617
2.67%, 12/1/26	62,000	59,190
3.28%, 12/1/28	31,000	29,113
3.25%, 2/15/29	43,000	40,354
3.57%, 12/1/31	71,000	63,904
Cedar Fair LP Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 4/15/27	20,000	19,952
6.50%, 10/1/28	12,000	12,165
5.25%, 7/15/29	25,000	24,664

See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Celanese U.S. Holdings LLC
6.17%, 7/15/27	$417,000	$430,444
6.33%, 7/15/29	100,000	105,669
6.38%, 7/15/32	72,000	76,205
6.70%, 11/15/33	20,000	21,639
Cencora, Inc. 2.80%, 5/15/30	417,000	379,241
Centene Corp.
4.25%, 12/15/27	150,000	146,748
2.45%, 7/15/28	140,000	128,135
4.63%, 12/15/29	250,000	243,322
3.38%, 2/15/30	145,000	132,895
3.00%, 10/15/30	155,000	137,849
2.50%, 3/1/31	155,000	131,686
2.63%, 8/1/31	95,000	80,664
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	309,000	299,915
3.55%, 8/1/42	27,000	21,587
2.90%, 7/1/50, Series AD	16,000	10,555
3.35%, 4/1/51, Series AF	281,000	203,534
CenterPoint Energy Resources Corp.
4.40%, 7/1/32	60,000	58,150
5.40%, 3/1/33	12,000	12,408
CenterPoint Energy, Inc. 3.70%, 9/1/49	27,000	20,213
Central Garden & Pet Co. 4.13%, 10/15/30	45,000	41,428
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/29(d)	171,000	172,424
Century Communities, Inc.
6.75%, 6/1/27	41,000	41,437
3.88%, 8/15/29(d)	25,000	23,188
CF Industries, Inc. 5.38%, 3/15/44	194,000	186,921
Champions Financing, Inc. 8.75%, 2/15/29(d)	25,000	25,667
Charles River Laboratories International, Inc.
4.25%, 5/1/28(d)	20,000	19,339
3.75%, 3/15/29(d)	20,000	18,782
4.00%, 3/15/31(d)	20,000	18,429
Charles Schwab Corp.
3.20%, 3/2/27	184,000	178,585
3.20%, 1/25/28	412,000	396,179
4.63%, 3/22/30	221,000	223,367
Chart Industries, Inc.
7.50%, 1/1/30(d)	66,000	69,452
9.50%, 1/1/31(d)	21,000	22,860
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	143,000	142,575
5.38%, 4/1/38	340,000	309,444
Investments	Principal Amount	Value
6.48%, 10/23/45	$412,000	$394,993
5.38%, 5/1/47	728,000	609,620
5.75%, 4/1/48	455,000	396,542
3.85%, 4/1/61	450,000	274,891
3.95%, 6/30/62	475,000	294,462
Chemours Co.
5.75%, 11/15/28(d)	76,000	71,125
4.63%, 11/15/29(d)	2,000	1,757
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	74,000	74,771
3.70%, 11/15/29	80,000	76,236
2.74%, 12/31/39	51,000	41,668
Cheniere Energy Partners LP
4.50%, 10/1/29	105,000	102,767
4.00%, 3/1/31	105,000	99,122
3.25%, 1/31/32	85,000	75,406
5.95%, 6/30/33	100,000	105,002
5.75%, 8/15/34(d)	109,000	112,796
Cheniere Energy, Inc.
4.63%, 10/15/28	92,000	91,059
5.65%, 4/15/34(d)	136,000	139,955
Chesapeake Energy Corp.
5.50%, 2/1/26(d)	55,000	54,990
5.88%, 2/1/29(d)	20,000	20,079
6.75%, 4/15/29(d)	47,000	47,780
Chevron USA, Inc.
1.02%, 8/12/27	100,000	91,535
3.25%, 10/15/29	170,000	162,802
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(d)	17,000	16,458
7.63%, 7/1/29(d)	20,000	20,975
Choice Hotels International, Inc. 3.70%, 12/1/29	65,000	60,681
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(d)	78,000	75,637
8.00%, 12/15/27(d)	29,000	29,097
6.00%, 1/15/29(d)	182,000	173,552
5.25%, 5/15/30(d)	63,000	56,504
4.75%, 2/15/31(d)	44,000	37,574
10.88%, 1/15/32(d)	56,000	60,708
Chubb Corp. 6.00%, 5/11/37	412,000	453,834
Church & Dwight Co., Inc.
3.15%, 8/1/27	26,000	25,266
2.30%, 12/15/31	29,000	25,025
5.60%, 11/15/32	36,000	38,402
3.95%, 8/1/47	36,000	29,636
5.00%, 6/15/52	45,000	43,698
Churchill Downs, Inc.
4.75%, 1/15/28(d)	108,000	105,578
5.75%, 4/1/30(d)	46,000	45,736

See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Ciena Corp. 4.00%, 1/31/30(d)	$16,000	$15,002
Cigna Group
3.25%, 4/15/25	47,000	46,499
5.69%, 3/15/26	43,000	43,009
4.38%, 10/15/28	675,000	671,281
4.80%, 8/15/38	855,000	818,859
4.90%, 12/15/48	555,000	507,425
Cincinnati Financial Corp.
6.92%, 5/15/28	27,000	29,266
6.13%, 11/1/34	18,000	19,260
Cinemark USA, Inc. 5.25%, 7/15/28(d)	40,000	39,350
Cintas Corp. No. 2
3.70%, 4/1/27	64,000	63,102
4.00%, 5/1/32	16,000	15,491
Cisco Systems, Inc. 5.50%, 1/15/40	619,000	656,839
Citigroup, Inc.
3.70%, 1/12/26	247,000	244,051
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	619,000	609,071
4.13%, 7/25/28	705,000	693,628
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	704,000	683,626
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	857,000	762,687
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	273,000	236,645
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	195,000	171,635
5.88%, 2/22/33	160,000	168,259
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	170,853
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(a)	382,000	335,041
8.13%, 7/15/39	516,000	671,641
5.88%, 1/30/42	234,000	251,269
5.30%, 5/6/44	95,000	93,654
Citizens Financial Group, Inc.
2.50%, 2/6/30	40,000	35,248
3.25%, 4/30/30	282,000	258,588
5.64%, 5/21/37, (5.641% fixed rate until 5/21/32; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	48,000	46,463
Investments	Principal Amount	Value
City of Hope
5.62%, 11/15/43, Series 2013	$20,000	$20,108
4.38%, 8/15/48, Series 2018	16,000	13,659
Civitas Resources, Inc.
5.00%, 10/15/26(d)	17,000	16,817
8.38%, 7/1/28(d)	84,000	88,807
8.63%, 11/1/30(d)	41,000	44,704
8.75%, 7/1/31(d)	69,000	74,597
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 5/15/26(d)	37,000	37,079
8.50%, 5/15/27(d)	80,000	80,806
6.75%, 5/15/28(d)	31,000	31,962
Clarivate Science Holdings Corp.
3.88%, 7/1/28(d)	38,000	36,262
4.88%, 7/1/29(d)	38,000	36,634
Clean Harbors, Inc.
4.88%, 7/15/27(d)	22,000	21,785
5.13%, 7/15/29(d)	12,000	11,801
6.38%, 2/1/31(d)	46,000	47,037
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27(d)	58,000	56,728
7.75%, 4/15/28(d)	41,000	35,807
9.00%, 9/15/28(d)	31,000	32,995
7.50%, 6/1/29(d)	43,000	36,317
7.88%, 4/1/30(d)	36,000	37,644
Clearway Energy Operating LLC
4.75%, 3/15/28(d)	35,000	34,062
3.75%, 2/15/31(d)	43,000	39,031
3.75%, 1/15/32(d)	14,000	12,446
Cleco Corporate Holdings LLC
3.74%, 5/1/26	33,000	32,359
4.97%, 5/1/46	32,000	27,922
Cleveland Electric Illuminating Co.
3.50%, 4/1/28(d)	14,000	13,437
4.55%, 11/15/30(d)	12,000	11,864
5.95%, 12/15/36	28,000	29,712
Cleveland-Cliffs, Inc.
5.88%, 6/1/27	23,000	22,976
4.63%, 3/1/29(d)	28,000	26,290
6.75%, 4/15/30(d)	31,000	31,498
4.88%, 3/1/31(d)	13,000	11,944
7.00%, 3/15/32(d)	34,000	34,170
6.25%, 10/1/40	10,000	8,774
Clorox Co. 1.80%, 5/15/30	166,000	143,588
Cloud Software Group, Inc.
6.50%, 3/31/29(d)	203,000	200,379
9.00%, 9/30/29(d)	121,000	121,870
8.25%, 6/30/32(d)	71,000	74,410
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/30(d)	45,000	45,007

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
CME Group, Inc.
2.65%, 3/15/32	$29,000	$25,853
5.30%, 9/15/43	26,000	27,359
CMS Energy Corp.
3.00%, 5/15/26	20,000	19,422
3.45%, 8/15/27	20,000	19,523
4.88%, 3/1/44	27,000	25,381
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(a)	35,000	32,997
3.75%, 12/1/50, (3.75% fixed rate until 9/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(a)	30,000	25,520
CNA Financial Corp.
4.50%, 3/1/26	31,000	30,910
3.45%, 8/15/27	31,000	30,160
3.90%, 5/1/29	36,000	35,037
2.05%, 8/15/30	36,000	31,252
5.50%, 6/15/33	36,000	37,332
5.13%, 2/15/34	36,000	36,307
CNH Industrial Capital LLC
3.95%, 5/23/25	31,000	30,736
5.45%, 10/14/25	25,000	25,180
1.88%, 1/15/26	31,000	29,857
1.45%, 7/15/26	37,000	34,927
4.55%, 4/10/28	37,000	36,964
5.50%, 1/12/29	31,000	32,073
5.10%, 4/20/29	43,000	43,861
CNH Industrial NV 3.85%, 11/15/27	31,000	30,403
CNO Financial Group, Inc.
5.25%, 5/30/29	71,000	71,246
6.45%, 6/15/34	57,000	59,541
CNO Global Funding 5.88%, 6/4/27(d)	31,000	31,782
CNX Resources Corp.
6.00%, 1/15/29(d)	20,000	20,101
7.38%, 1/15/31(d)	20,000	20,922
7.25%, 3/1/32(d)	16,000	16,808
Cobra AcquisitionCo LLC
6.38%, 11/1/29(d)	16,000	12,734
12.25%, 11/1/29(d)	7,000	7,024
Coca-Cola Co.
2.90%, 5/25/27	361,000	350,040
1.65%, 6/1/30	158,000	137,422
2.00%, 3/5/31	6,000	5,231
2.50%, 3/15/51	499,000	319,140
2.75%, 6/1/60	110,000	70,069
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25	21,000	20,791
5.25%, 6/1/29	50,000	51,639
5.45%, 6/1/34	46,000	47,980
Investments	Principal Amount	Value
Cogent Communications Group LLC
3.50%, 5/1/26(d)	$20,000	$19,391
7.00%, 6/15/27(d)	18,000	18,257
Coherent Corp. 5.00%, 12/15/29(d)	41,000	39,711
Coinbase Global, Inc.
3.38%, 10/1/28(d)	41,000	36,010
3.63%, 10/1/31(d)	30,000	24,691
Colgate-Palmolive Co.
3.10%, 8/15/27	32,000	31,262
4.60%, 3/1/28	32,000	32,614
4.60%, 3/1/33	100,000	102,041
3.70%, 8/1/47	19,000	15,983
Colonial Enterprises, Inc. 3.25%, 5/15/30(d)	25,000	23,175
Colonial Pipeline Co.
3.75%, 10/1/25(d)	14,000	13,850
7.63%, 4/15/32(d)	16,000	18,634
4.20%, 4/15/43(d)	14,000	12,134
4.25%, 4/15/48(d)	23,000	19,547
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	60,000	59,672
5.80%, 6/1/45	45,000	45,740
Columbia Pipelines Holding Co. LLC
6.06%, 8/15/26(d)	10,000	10,214
6.04%, 8/15/28(d)	30,000	31,289
5.68%, 1/15/34(d)	20,000	20,428
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(d)	30,000	31,563
6.04%, 11/15/33(d)	61,000	64,442
6.50%, 8/15/43(d)	25,000	27,280
6.54%, 11/15/53(d)	50,000	55,649
6.71%, 8/15/63(d)	20,000	22,405
Comcast Corp.
3.55%, 5/1/28	550,000	535,557
1.95%, 1/15/31	977,000	835,687
4.25%, 1/15/33	309,000	298,936
4.80%, 5/15/33	485,000	488,429
4.20%, 8/15/34	309,000	294,190
3.75%, 4/1/40	412,000	350,237
3.97%, 11/1/47	299,000	244,298
2.89%, 11/1/51	490,000	321,822
2.45%, 8/15/52	444,000	263,891
2.94%, 11/1/56	262,000	166,813
2.65%, 8/15/62	61,000	35,249
2.99%, 11/1/63	218,000	134,914
Comerica, Inc.
4.00%, 2/1/29	313,000	299,206
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	116,000	118,146
See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Commercial Metals Co.
4.13%, 1/15/30	$12,000	$11,297
3.88%, 2/15/31	12,000	10,891
4.38%, 3/15/32	12,000	11,136
CommonSpirit Health
1.55%, 10/1/25	35,000	33,732
6.07%, 11/1/27	35,000	36,640
3.35%, 10/1/29	20,000	18,878
2.78%, 10/1/30	10,000	8,982
5.21%, 12/1/31	15,000	15,297
5.32%, 12/1/34	36,000	36,771
3.82%, 10/1/49	39,000	31,572
4.19%, 10/1/49	46,000	38,673
3.91%, 10/1/50	32,000	25,504
6.46%, 11/1/52	15,000	17,273
5.55%, 12/1/54	24,000	24,668
Commonwealth Edison Co.
2.20%, 3/1/30	100,000	89,239
6.45%, 1/15/38	22,000	24,899
4.60%, 8/15/43	17,000	15,635
3.13%, 3/15/51, Series 130	19,000	13,154
2.75%, 9/1/51, Series 131	141,000	89,756
5.30%, 2/1/53	28,000	27,846
CommScope LLC
6.00%, 3/1/26(d)	147,000	141,605
4.75%, 9/1/29(d)	53,000	42,526
Community Health Network, Inc. 3.10%, 5/1/50, Series 20-A	24,000	16,571
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(d)	41,000	39,812
5.00%, 1/15/32(d)	12,000	11,198
Comstock Resources, Inc.
6.75%, 3/1/29(d)	75,000	73,897
5.88%, 1/15/30(d)	40,000	37,867
Conagra Brands, Inc.
4.60%, 11/1/25	62,000	61,809
5.30%, 10/1/26	30,000	30,432
1.38%, 11/1/27	60,000	54,467
7.00%, 10/1/28	25,000	27,168
4.85%, 11/1/28	80,000	80,664
8.25%, 9/15/30	20,000	23,702
5.30%, 11/1/38	90,000	88,639
5.40%, 11/1/48	90,000	86,902
Concentrix Corp. 6.85%, 8/2/33	82,000	85,744
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(d)	21,000	19,971
Connecticut Light & Power Co. 4.00%, 4/1/48	43,000	35,931
Conoco Funding Co. 7.25%, 10/15/31	15,000	17,327
Investments	Principal Amount	Value
ConocoPhillips Co.
6.95%, 4/15/29	$83,000	$92,240
5.90%, 10/15/32	10,000	10,870
5.05%, 9/15/33	20,000	20,534
5.90%, 5/15/38	17,000	18,441
6.50%, 2/1/39	78,000	89,539
3.76%, 3/15/42	38,000	31,604
4.30%, 11/15/44	37,000	32,533
5.95%, 3/15/46	15,000	16,226
4.88%, 10/1/47	15,000	14,467
3.80%, 3/15/52	54,000	42,773
5.30%, 5/15/53	54,000	53,748
5.55%, 3/15/54	49,000	50,477
4.03%, 3/15/62	87,000	69,135
5.70%, 9/15/63	72,000	75,270
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26(d)	11,000	10,878
6.50%, 10/15/28(d)	17,000	16,805
Consolidated Communications, Inc.
5.00%, 10/1/28(d)	16,000	14,025
6.50%, 10/1/28(d)	31,000	28,474
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	25,000	24,093
3.80%, 5/15/28	20,000	19,646
4.00%, 12/1/28, Series D	35,000	34,722
3.35%, 4/1/30, Series 20A	12,000	11,433
2.40%, 6/15/31	20,000	17,578
5.20%, 3/1/33	10,000	10,331
5.50%, 3/15/34	12,000	12,642
5.38%, 5/15/34	8,000	8,349
5.30%, 3/1/35, Series 2005-A	17,000	17,645
5.85%, 3/15/36, Series 06-A	20,000	21,445
6.20%, 6/15/36, Series 06-B	20,000	22,039
6.30%, 8/15/37, Series 2007-A	26,000	28,897
6.75%, 4/1/38, Series 08-B	29,000	33,429
5.50%, 12/1/39, Series 09-C	29,000	29,776
5.70%, 6/15/40	17,000	17,758
4.20%, 3/15/42, Series 12-A	20,000	17,435
3.95%, 3/1/43	34,000	28,486
4.45%, 3/15/44	42,000	37,455
4.50%, 12/1/45	32,000	28,342
3.85%, 6/15/46	27,000	21,670
3.88%, 6/15/47, Series 2017	24,000	19,229
4.65%, 12/1/48, Series E	29,000	26,325
4.13%, 5/15/49, Series A	34,000	28,252
3.95%, 4/1/50, Series 20B	49,000	40,543
3.20%, 12/1/51	29,000	20,158
6.15%, 11/15/52	34,000	38,011
5.90%, 11/15/53	44,000	47,274
5.70%, 5/15/54	120,000	126,269
4.63%, 12/1/54	37,000	33,156

See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
4.30%, 12/1/56, Series C	$24,000	$20,127
4.00%, 11/15/57, Series C	17,000	13,422
4.50%, 5/15/58	34,000	29,280
3.70%, 11/15/59	29,000	21,446
3.00%, 12/1/60, Series C	29,000	18,189
3.60%, 6/15/61	37,000	26,823
Constellation Brands, Inc.
4.40%, 11/15/25	30,000	29,870
4.75%, 12/1/25	25,000	25,010
5.00%, 2/2/26	30,000	30,012
3.70%, 12/6/26	35,000	34,386
3.50%, 5/9/27	30,000	29,243
4.35%, 5/9/27	35,000	34,885
3.60%, 2/15/28	45,000	43,618
4.65%, 11/15/28	30,000	30,096
4.80%, 1/15/29	25,000	25,285
3.15%, 8/1/29	55,000	51,615
2.88%, 5/1/30	45,000	41,107
2.25%, 8/1/31	70,000	59,769
4.75%, 5/9/32	50,000	49,850
4.90%, 5/1/33	55,000	54,927
4.50%, 5/9/47	45,000	39,456
4.10%, 2/15/48	200,000	165,316
5.25%, 11/15/48	45,000	43,740
3.75%, 5/1/50	55,000	42,616
Constellation Energy Generation LLC
3.25%, 6/1/25	65,000	64,113
5.60%, 3/1/28	85,000	88,139
5.80%, 3/1/33	45,000	47,306
6.13%, 1/15/34	35,000	37,632
6.25%, 10/1/39	81,000	87,963
5.75%, 10/1/41	30,000	30,563
5.60%, 6/15/42	70,000	70,104
6.50%, 10/1/53	90,000	100,096
5.75%, 3/15/54	80,000	80,941
Constellation Insurance, Inc. 6.63%, 5/1/31(d)	27,000	26,961
Consumers Energy Co.
4.65%, 3/1/28	30,000	30,369
3.80%, 11/15/28	20,000	19,629
4.90%, 2/15/29	35,000	35,845
4.60%, 5/30/29	39,000	39,475
3.60%, 8/15/32	7,000	6,505
4.63%, 5/15/33	15,000	14,933
3.95%, 5/15/43	23,000	19,574
3.25%, 8/15/46	24,000	18,494
3.95%, 7/15/47	19,000	16,071
4.05%, 5/15/48	30,000	25,430
4.35%, 4/15/49	30,000	26,652
3.75%, 2/15/50	17,000	13,734
Investments	Principal Amount	Value
3.10%, 8/15/50	$30,000	$21,870
3.50%, 8/1/51	31,000	24,252
2.65%, 8/15/52	17,000	11,287
4.20%, 9/1/52	24,000	20,544
2.50%, 5/1/60	28,000	17,031
Continental Resources, Inc.
2.27%, 11/15/26(d)	33,000	31,197
4.38%, 1/15/28	62,000	60,843
5.75%, 1/15/31(d)	65,000	66,002
2.88%, 4/1/32(d)	114,000	96,073
4.90%, 6/1/44	16,000	13,614
COPT Defense Properties LP 2.90%, 12/1/33	85,000	69,548
Corebridge Financial, Inc.
3.50%, 4/4/25	60,000	59,378
3.65%, 4/5/27	75,000	73,489
3.85%, 4/5/29	99,000	95,752
3.90%, 4/5/32	105,000	97,320
6.05%, 9/15/33	36,000	38,298
5.75%, 1/15/34	55,000	57,418
4.35%, 4/5/42	45,000	38,842
4.40%, 4/5/52	115,000	95,525
6.88%, 12/15/52, (6.875% fixed rate until 9/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	61,000	62,454
Corebridge Global Funding
0.90%, 9/22/25(d)	20,000	19,218
5.75%, 7/2/26(d)	20,000	20,403
5.90%, 9/19/28(d)	20,000	20,905
5.20%, 1/12/29(d)	25,000	25,542
CoreCivic, Inc.
4.75%, 10/15/27	10,000	9,543
8.25%, 4/15/29	20,000	21,108
CoreLogic, Inc. 4.50%, 5/1/28(d)	31,000	29,025
Cornerstone Building Brands, Inc. 6.13%, 1/15/29(d)	13,000	10,871
Corning, Inc.
4.70%, 3/15/37	25,000	24,315
5.75%, 8/15/40	35,000	36,244
4.75%, 3/15/42	45,000	41,688
5.35%, 11/15/48	50,000	49,516
3.90%, 11/15/49	35,000	28,023
4.38%, 11/15/57	70,000	57,846
5.85%, 11/15/68	25,000	25,895
5.45%, 11/15/79	100,000	97,267
Costco Wholesale Corp.
3.00%, 5/18/27	73,000	71,333
1.38%, 6/20/27	91,000	84,698
1.60%, 4/20/30	36,000	31,405
1.75%, 4/20/32	21,000	17,582

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Coterra Energy, Inc.
3.90%, 5/15/27	$42,000	$41,197
4.38%, 3/15/29	26,000	25,472
5.60%, 3/15/34	36,000	36,891
Coty, Inc. 5.00%, 4/15/26(d)	27,000	26,901
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 1/15/29(d)	20,000	19,485
6.63%, 7/15/30(d)	31,000	32,111
Cougar JV Subsidiary LLC 8.00%, 5/15/32(d)	28,000	29,565
Cox Communications, Inc.
3.35%, 9/15/26(d)	40,000	38,918
3.50%, 8/15/27(d)	40,000	38,754
5.45%, 9/15/28(d)	35,000	36,027
1.80%, 10/1/30(d)	30,000	24,987
2.60%, 6/15/31(d)	35,000	29,746
5.70%, 6/15/33(d)	35,000	35,731
4.80%, 2/1/35(d)	25,000	23,615
8.38%, 3/1/39(d)	15,000	18,438
4.70%, 12/15/42(d)	15,000	12,820
4.50%, 6/30/43(d)	26,000	21,959
4.60%, 8/15/47(d)	10,000	8,406
2.95%, 10/1/50(d)	30,000	18,504
3.60%, 6/15/51(d)	30,000	20,938
5.80%, 12/15/53(d)	35,000	34,145
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/31(d)	324,000	318,081
Crane NXT Co.
6.55%, 11/15/36	8,000	8,353
4.20%, 3/15/48	14,000	10,130
Credit Acceptance Corp. 6.63%, 3/15/26	40,000	40,034
Crescent Energy Finance LLC
9.25%, 2/15/28(d)	41,000	43,414
7.63%, 4/1/32(d)	29,000	29,936
CRH America Finance, Inc. 5.40%, 5/21/34	200,000	206,358
Crocs, Inc.
4.25%, 3/15/29(d)	14,000	13,247
4.13%, 8/15/31(d)	14,000	12,623
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	31,000	28,483
Crown Americas LLC 5.25%, 4/1/30	44,000	43,985
Crown Castle, Inc.
1.35%, 7/15/25	30,000	29,093
4.45%, 2/15/26	55,000	54,740
3.70%, 6/15/26	45,000	44,204
1.05%, 7/15/26	60,000	56,265
4.00%, 3/1/27	30,000	29,588
Investments	Principal Amount	Value
2.90%, 3/15/27	$45,000	$43,159
3.65%, 9/1/27	60,000	58,364
5.00%, 1/11/28	60,000	60,571
3.80%, 2/15/28	60,000	58,364
4.80%, 9/1/28	35,000	35,176
4.30%, 2/15/29	35,000	34,386
5.60%, 6/1/29	55,000	57,050
3.10%, 11/15/29	39,000	36,084
3.30%, 7/1/30	55,000	50,774
2.25%, 1/15/31	80,000	68,370
2.10%, 4/1/31	71,000	59,672
2.50%, 7/15/31	55,000	47,121
5.10%, 5/1/33	55,000	55,078
5.80%, 3/1/34	55,000	57,617
2.90%, 4/1/41	115,000	83,458
4.75%, 5/15/47	30,000	26,687
5.20%, 2/15/49	35,000	33,065
4.00%, 11/15/49	30,000	23,887
4.15%, 7/1/50	45,000	36,950
3.25%, 1/15/51	80,000	55,758
CSC Holdings LLC
5.38%, 2/1/28(d)	360,000	277,290
5.75%, 1/15/30(d)	200,000	79,224
5.00%, 11/15/31(d)	200,000	75,114
CSX Corp.
3.25%, 6/1/27	176,000	171,686
3.80%, 3/1/28	173,000	170,533
4.75%, 5/30/42	197,000	186,577
4.40%, 3/1/43	15,000	13,559
4.30%, 3/1/48	26,000	22,712
2.50%, 5/15/51	419,000	260,408
4.25%, 11/1/66	24,000	19,749
CubeSmart LP
2.25%, 12/15/28	111,000	100,822
3.00%, 2/15/30	25,000	22,920
2.50%, 2/15/32	38,000	32,422
Cummins, Inc.
0.75%, 9/1/25	37,000	35,588
4.90%, 2/20/29	37,000	37,950
1.50%, 9/1/30	17,000	14,550
5.15%, 2/20/34	15,000	15,575
4.88%, 10/1/43	22,000	21,220
2.60%, 9/1/50	54,000	34,359
5.45%, 2/20/54	44,000	45,226
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(d)	32,000	32,440
CVR Energy, Inc.
5.75%, 2/15/28(d)	16,000	15,107
8.50%, 1/15/29(d)	25,000	25,497
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(d)	22,000	21,398

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
CVS Health Corp.
5.00%, 2/20/26	$211,000	$211,736
2.88%, 6/1/26	108,000	104,765
3.00%, 8/15/26	46,000	44,660
3.63%, 4/1/27	46,000	45,048
6.25%, 6/1/27	23,000	23,986
1.30%, 8/21/27	139,000	126,886
4.30%, 3/25/28	308,000	304,273
5.00%, 1/30/29	62,000	62,892
5.40%, 6/1/29	71,000	72,947
3.25%, 8/15/29	125,000	116,854
5.13%, 2/21/30	107,000	108,776
3.75%, 4/1/30	107,000	101,446
1.75%, 8/21/30	89,000	74,952
5.25%, 1/30/31	54,000	54,955
1.88%, 2/28/31	89,000	73,816
5.55%, 6/1/31	71,000	73,027
2.13%, 9/15/31	71,000	58,997
5.25%, 2/21/33	125,000	125,794
5.30%, 6/1/33	89,000	89,509
5.70%, 6/1/34	114,000	116,844
4.88%, 7/20/35	61,000	58,980
4.78%, 3/25/38	463,000	426,094
6.13%, 9/15/39	42,000	43,558
4.13%, 4/1/40	93,000	77,869
2.70%, 8/21/40	116,000	80,275
5.30%, 12/5/43	132,000	124,188
6.00%, 6/1/44	68,000	68,650
5.13%, 7/20/45	324,000	292,621
5.05%, 3/25/48	740,000	657,290
4.25%, 4/1/50	70,000	55,122
5.63%, 2/21/53	116,000	111,186
5.88%, 6/1/53	116,000	114,551
6.05%, 6/1/54	91,000	91,967
6.00%, 6/1/63	70,000	69,638
Dana Financing Luxembourg SARL 5.75%, 4/15/25(d)	10,000	9,983
Dana, Inc.
5.38%, 11/15/27	15,000	14,893
5.63%, 6/15/28	20,000	19,755
4.25%, 9/1/30	17,000	15,380
4.50%, 2/15/32	14,000	12,444
Danaher Corp.
3.35%, 9/15/25	35,000	34,556
4.38%, 9/15/45	27,000	24,665
2.60%, 10/1/50	54,000	34,842
2.80%, 12/10/51	54,000	36,022
Darden Restaurants, Inc.
3.85%, 5/1/27	30,000	29,436
6.30%, 10/10/33	36,000	38,631
4.55%, 2/15/48	28,000	23,813
Investments	Principal Amount	Value
Darling Ingredients, Inc.
5.25%, 4/15/27(d)	$20,000	$19,936
6.00%, 6/15/30(d)	41,000	41,451
DaVita, Inc.
4.63%, 6/1/30(d)	114,000	107,650
3.75%, 2/15/31(d)	62,000	55,334
DCP Midstream Operating LP
5.38%, 7/15/25	51,000	51,040
5.63%, 7/15/27	31,000	31,804
5.13%, 5/15/29	43,000	43,740
8.13%, 8/16/30	21,000	24,556
3.25%, 2/15/32	29,000	25,682
6.45%, 11/3/36(d)	12,000	13,000
6.75%, 9/15/37(d)	19,000	20,987
5.60%, 4/1/44	36,000	35,616
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/28(d)	74,000	74,333
Deere & Co.
3.10%, 4/15/30	14,000	13,164
2.88%, 9/7/49	22,000	15,508
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 6/1/28(d)	16,000	16,149
8.63%, 3/15/29(d)	35,000	36,882
Dell International LLC/EMC Corp.
6.02%, 6/15/26	599,000	611,926
8.35%, 7/15/46	320,000	424,762
Dell, Inc. 6.50%, 4/15/38	85,000	92,194
Delta Air Lines, Inc. 3.75%, 10/28/29	270,000	252,882
Dentsply Sirona, Inc. 3.25%, 6/1/30	53,000	48,179
Devon Energy Corp.
5.85%, 12/15/25	30,000	30,340
5.25%, 10/15/27	25,000	25,217
5.88%, 6/15/28	20,000	20,217
4.50%, 1/15/30	40,000	39,683
7.88%, 9/30/31	50,000	58,122
7.95%, 4/15/32	25,000	29,358
5.60%, 7/15/41	113,000	110,340
4.75%, 5/15/42	68,000	59,689
5.00%, 6/15/45	70,000	62,510
DH Europe Finance II SARL
2.60%, 11/15/29	17,000	15,682
3.25%, 11/15/39	49,000	40,603
3.40%, 11/15/49	49,000	37,257
Diamondback Energy, Inc.
3.25%, 12/1/26	50,000	48,682
5.20%, 4/18/27	52,000	52,880
3.50%, 12/1/29	75,000	70,969
See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
5.15%, 1/30/30	$61,000	$62,400
3.13%, 3/24/31	57,000	51,515
6.25%, 3/15/33	80,000	86,077
5.40%, 4/18/34	93,000	94,766
4.40%, 3/24/51	60,000	49,815
4.25%, 3/15/52	70,000	56,215
6.25%, 3/15/53	60,000	63,988
5.75%, 4/18/54	139,000	139,179
5.90%, 4/18/64	93,000	93,847
Dick’s Sporting Goods, Inc.
3.15%, 1/15/32	54,000	47,852
4.10%, 1/15/52	68,000	51,144
Digital Realty Trust LP
3.70%, 8/15/27	134,000	130,714
3.60%, 7/1/29	91,000	87,172
Dignity Health
4.50%, 11/1/42	20,000	18,097
5.27%, 11/1/64	21,000	20,204
Directv Financing LLC 8.88%, 2/1/30(d)	31,000	31,484
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/27(d)	153,000	148,265
Discover Bank 4.65%, 9/13/28	250,000	249,332
Discover Financial Services
4.50%, 1/30/26	37,000	36,805
4.10%, 2/9/27	36,000	35,400
6.70%, 11/29/32	3,000	3,269
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	71,000	82,333
Discovery Communications LLC
4.13%, 5/15/29	1,299,000	1,212,785
3.63%, 5/15/30	225,000	200,324
DISH DBS Corp. 5.75%, 12/1/28(d)	673,000	518,425
Diversified Healthcare Trust
11.25%, 1/15/26(d)(f)	39,000	34,921
4.75%, 2/15/28	20,000	17,595
4.38%, 3/1/31	20,000	15,308
Doctors Co. An Interinsurance Exchange 4.50%, 1/18/32(d)	20,000	16,608
Dollar General Corp.
4.15%, 11/1/25	30,000	29,702
3.88%, 4/15/27	35,000	34,216
4.63%, 11/1/27	35,000	34,777
4.13%, 5/1/28	30,000	29,298
5.20%, 7/5/28	30,000	30,248
3.50%, 4/3/30	70,000	64,751
5.00%, 11/1/32	50,000	49,057
5.45%, 7/5/33	70,000	70,083
Investments	Principal Amount	Value
4.13%, 4/3/50	$45,000	$34,696
5.50%, 11/1/52	25,000	23,914
Dollar Tree, Inc.
4.00%, 5/15/25	62,000	61,511
4.20%, 5/15/28	77,000	75,586
2.65%, 12/1/31	57,000	48,655
3.38%, 12/1/51	36,000	24,194
Dominion Energy South Carolina, Inc. 4.60%, 6/15/43	172,000	156,957
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	409,000	388,763
2.25%, 8/15/31, Series C	60,000	51,037
5.38%, 11/15/32	60,000	61,859
3.30%, 4/15/41, Series B	309,000	234,679
4.90%, 8/1/41, Series C	46,000	42,361
4.85%, 8/15/52, Series B	110,000	99,142
Domtar Corp. 6.75%, 10/1/28(d)	26,000	23,852
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/29(d)	27,000	22,830
Dover Corp.
3.15%, 11/15/25	25,000	24,569
2.95%, 11/4/29	21,000	19,606
5.38%, 10/15/35	27,000	28,406
5.38%, 3/1/41	32,000	32,500
Dow Chemical Co.
2.10%, 11/15/30	199,000	174,511
4.25%, 10/1/34	365,000	346,020
4.38%, 11/15/42	280,000	241,601
3.60%, 11/15/50	309,000	226,098
Dresdner Funding Trust I 8.15%, 6/30/31(d)	100,000	110,309
DT Midstream, Inc.
4.13%, 6/15/29(d)	45,000	42,803
4.38%, 6/15/31(d)	41,000	38,592
4.30%, 4/15/32(d)	25,000	23,210
DTE Electric Co.
4.85%, 12/1/26	35,000	35,511
1.90%, 4/1/28, Series A	40,000	36,819
2.25%, 3/1/30	12,000	10,747
2.63%, 3/1/31, Series C	12,000	10,728
3.00%, 3/1/32, Series A	10,000	9,015
5.20%, 4/1/33	12,000	12,398
5.20%, 3/1/34	10,000	10,329
4.00%, 4/1/43, Series A	18,000	15,455
4.30%, 7/1/44	17,000	14,936
3.70%, 3/15/45	24,000	19,190
3.70%, 6/1/46	15,000	12,021
3.75%, 8/15/47	22,000	17,539
4.05%, 5/15/48, Series A	25,000	21,121
3.95%, 3/1/49	32,000	26,577

See Notes to Financial Statements.

WisdomTree Trust    95

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
2.95%, 3/1/50	$57,000	$39,169
3.25%, 4/1/51, Series B	20,000	14,438
3.65%, 3/1/52, Series B	20,000	15,459
5.40%, 4/1/53	25,000	25,580
DTE Energy Co.
1.05%, 6/1/25, Series F	49,000	47,560
2.85%, 10/1/26	35,000	33,867
4.88%, 6/1/28	50,000	50,584
5.10%, 3/1/29	75,000	76,529
3.40%, 6/15/29, Series C	35,000	33,232
2.95%, 3/1/30	22,000	20,139
5.85%, 6/1/34	79,000	83,373
Duke Energy Carolinas LLC
2.55%, 4/15/31	61,000	53,934
3.45%, 4/15/51	809,000	595,958
Duke Energy Corp.
2.45%, 6/1/30	225,000	201,177
4.50%, 8/15/32	100,000	97,485
4.80%, 12/15/45	22,000	19,773
3.75%, 9/1/46	249,000	190,814
Duke Energy Florida LLC
3.80%, 7/15/28	1,202,000	1,185,244
6.40%, 6/15/38	141,000	158,601
3.40%, 10/1/46	29,000	21,562
6.20%, 11/15/53	34,000	38,076
Duke Energy Progress LLC
4.20%, 8/15/45	309,000	263,852
2.50%, 8/15/50	29,000	17,694
Duke University
2.68%, 10/1/44, Series 2020	8,000	6,097
2.76%, 10/1/50, Series 2020	6,000	4,128
2.83%, 10/1/55, Series 2020	217,000	150,641
DuPont de Nemours, Inc. 5.42%, 11/15/48	354,000	384,709
Duquesne Light Holdings, Inc. 2.53%, 10/1/30(d)	17,000	14,722
Eagle Materials, Inc. 2.50%, 7/1/31	53,000	46,159
East Ohio Gas Co. 2.00%, 6/15/30(d)	20,000	17,236
Eastman Chemical Co.
4.50%, 12/1/28	30,000	29,949
5.75%, 3/8/33	35,000	36,539
5.63%, 2/20/34	55,000	56,714
4.80%, 9/1/42	45,000	41,099
4.65%, 10/15/44	80,000	70,891
Eaton Corp.
3.10%, 9/15/27	50,000	48,491
4.35%, 5/18/28	35,000	35,285
4.00%, 11/2/32	15,000	14,483
4.15%, 3/15/33	25,000	24,327
Investments	Principal Amount	Value
4.15%, 11/2/42	$44,000	$39,121
3.92%, 9/15/47	15,000	12,588
4.70%, 8/23/52	30,000	28,255
eBay, Inc.
2.70%, 3/11/30	344,000	314,499
4.00%, 7/15/42	121,000	100,667
Eco Material Technologies, Inc. 7.88%, 1/31/27(d)	3,000	3,038
Ecolab, Inc.
2.70%, 11/1/26	48,000	46,411
3.25%, 12/1/27	72,000	69,839
4.80%, 3/24/30	405,000	414,493
Edgewell Personal Care Co.
5.50%, 6/1/28(d)	31,000	30,831
4.13%, 4/1/29(d)	20,000	18,996
El Paso Electric Co. 5.00%, 12/1/44	58,000	52,651
Elanco Animal Health, Inc. 6.65%, 8/28/28	40,000	41,594
Elastic NV 4.13%, 7/15/29(d)	31,000	28,985
Electronic Arts, Inc.
4.80%, 3/1/26	25,000	25,021
1.85%, 2/15/31	54,000	45,791
2.95%, 2/15/51	68,000	46,570
Element Solutions, Inc. 3.88%, 9/1/28(d)	33,000	31,251
Elevance Health, Inc.
1.50%, 3/15/26	309,000	295,185
3.65%, 12/1/27	99,000	96,864
4.10%, 3/1/28	77,000	76,193
2.55%, 3/15/31	57,000	50,344
6.38%, 6/15/37	139,000	154,651
4.63%, 5/15/42	56,000	51,472
4.65%, 1/15/43	16,000	14,671
5.10%, 1/15/44	625,000	603,544
3.13%, 5/15/50	24,000	16,718
4.55%, 5/15/52	545,000	475,927
Eli Lilly & Co.
2.75%, 6/1/25	40,000	39,466
5.00%, 2/27/26	55,000	55,012
4.50%, 2/9/27	75,000	75,703
5.50%, 3/15/27	25,000	25,889
3.10%, 5/15/27	30,000	29,285
4.50%, 2/9/29	75,000	76,279
3.38%, 3/15/29	70,000	68,069
4.70%, 2/27/33	20,000	20,319
4.70%, 2/9/34	30,000	30,394
5.55%, 3/15/37	20,000	21,851
3.70%, 3/1/45	15,000	12,582
3.95%, 5/15/47	265,000	229,874

See Notes to Financial Statements.

96    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
3.95%, 3/15/49	$47,000	$40,059
2.25%, 5/15/50	127,000	78,052
4.88%, 2/27/53	61,000	59,762
5.00%, 2/9/54	73,000	72,889
4.15%, 3/15/59	29,000	24,796
2.50%, 9/15/60	44,000	26,036
4.95%, 2/27/63	49,000	47,831
5.10%, 2/9/64	73,000	72,926
Embarq Corp. 8.00%, 6/1/36	59,000	26,318
Embecta Corp.
5.00%, 2/15/30(d)	20,000	18,063
6.75%, 2/15/30(d)	10,000	9,246
Emerson Electric Co.
2.00%, 12/21/28	69,000	63,035
1.95%, 10/15/30	265,000	232,151
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63%, 12/15/30(d)	115,000	118,041
Enbridge Energy Partners LP
5.88%, 10/15/25	30,000	30,268
7.50%, 4/15/38, Series B	37,000	44,370
5.50%, 9/15/40	50,000	49,702
7.38%, 10/15/45	55,000	65,419
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/28(d)	304,000	313,318
Encompass Health Corp.
5.75%, 9/15/25	8,000	8,001
4.50%, 2/1/28	33,000	32,316
4.75%, 2/1/30	47,000	45,619
4.63%, 4/1/31	16,000	15,157
Endo Finance Holdings, Inc. 8.50%, 4/15/31(d)	41,000	43,592
Energizer Holdings, Inc. 4.38%, 3/31/29(d)	60,000	56,573
Energy Transfer LP
2.90%, 5/15/25	100,000	98,413
5.95%, 12/1/25	25,000	25,274
4.75%, 1/15/26	172,000	171,727
3.90%, 7/15/26	35,000	34,503
4.20%, 4/15/27	35,000	34,647
4.00%, 10/1/27	45,000	44,214
5.75%, 2/15/33	925,000	961,066
6.50%, 2/1/42	872,000	937,601
4.95%, 1/15/43	30,000	26,846
5.30%, 4/1/44	65,000	60,800
5.35%, 5/15/45	70,000	65,278
6.13%, 12/15/45	583,000	599,382
8.00%, 5/15/54, (8.00% fixed rate until 2/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(a)	33,000	35,174
Investments	Principal Amount	Value
EnerSys
4.38%, 12/15/27(d)	$12,000	$11,733
6.63%, 1/15/32(d)	12,000	12,597
EnLink Midstream LLC
5.63%, 1/15/28(d)	20,000	20,382
5.38%, 6/1/29	35,000	35,666
6.50%, 9/1/30(d)	41,000	43,848
EnLink Midstream Partners LP
4.15%, 6/1/25	25,000	24,709
4.85%, 7/15/26	30,000	29,949
5.60%, 4/1/44	30,000	28,108
5.05%, 4/1/45	41,000	36,023
5.45%, 6/1/47	45,000	41,346
Enstar Finance LLC
5.75%, 9/1/40, (5.75% fixed rate until 9/1/25; 5-year Constant Maturity Treasury Rate + 5.468% thereafter)(a)	21,000	20,594
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.01% thereafter)(a)	30,000	27,634
Enstar Group Ltd.
4.95%, 6/1/29	36,000	35,671
3.10%, 9/1/31	36,000	30,644
Entegris, Inc. 4.75%, 4/15/29(d)	127,000	124,667
Entergy Arkansas LLC
5.15%, 1/15/33	9,000	9,222
2.65%, 6/15/51	33,000	20,358
3.35%, 6/15/52	315,000	223,114
Entergy Corp.
2.95%, 9/1/26	370,000	358,833
1.90%, 6/15/28	40,000	36,379
2.80%, 6/15/30	165,000	149,431
2.40%, 6/15/31	46,000	39,385
Entergy Louisiana LLC
4.20%, 9/1/48	122,000	100,989
2.90%, 3/15/51	14,000	9,050
Entergy Mississippi LLC
2.85%, 6/1/28	24,000	22,689
3.50%, 6/1/51	55,000	40,181
Entergy Texas, Inc.
4.00%, 3/30/29	19,000	18,698
3.55%, 9/30/49	26,000	19,179
5.80%, 9/1/53	11,000	11,534
Enterprise Products Operating LLC
2.80%, 1/31/30	445,000	411,745
6.88%, 3/1/33, Series D	105,000	119,634
4.85%, 3/15/44	454,000	425,030
4.90%, 5/15/46	43,000	40,316
4.20%, 1/31/50	30,000	25,192

See Notes to Financial Statements.

WisdomTree Trust    97

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
3.70%, 1/31/51	$49,000	$37,610
3.20%, 2/15/52	49,000	33,994
3.30%, 2/15/53	87,000	60,934
3.95%, 1/31/60	104,000	80,791
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)	130,000	122,433
EOG Resources, Inc.
4.38%, 4/15/30	100,000	100,214
3.90%, 4/1/35	27,000	24,936
4.95%, 4/15/50	14,000	13,291
EPR Properties 3.60%, 11/15/31	95,000	83,862
EQM Midstream Partners LP 4.50%, 1/15/29(d)	360,000	349,168
EQT Corp. 7.00%, 2/1/30	239,000	260,381
Equifax, Inc.
5.10%, 12/15/27	46,000	46,822
5.10%, 6/1/28	65,000	66,162
2.35%, 9/15/31	100,000	85,652
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/34	70,000	72,505
Equinix, Inc.
1.45%, 5/15/26	43,000	40,756
2.90%, 11/18/26	37,000	35,752
1.80%, 7/15/27	31,000	28,833
1.55%, 3/15/28	40,000	36,110
3.20%, 11/18/29	236,000	220,606
2.50%, 5/15/31	201,000	174,866
3.90%, 4/15/32	17,000	16,002
3.00%, 7/15/50	10,000	6,650
2.95%, 9/15/51	45,000	29,290
3.40%, 2/15/52	45,000	32,090
EquipmentShare.com, Inc.
9.00%, 5/15/28(d)	43,000	44,753
8.63%, 5/15/32(d)	25,000	26,176
Equitable Holdings, Inc.
4.35%, 4/20/28	345,000	340,819
5.00%, 4/20/48	103,000	96,274
ERAC USA Finance LLC
3.80%, 11/1/25(d)	35,000	34,627
3.30%, 12/1/26(d)	25,000	24,399
4.60%, 5/1/28(d)	40,000	40,211
5.00%, 2/15/29(d)	30,000	30,769
4.90%, 5/1/33(d)	40,000	40,304
6.70%, 6/1/34(d)	20,000	22,735
5.20%, 10/30/34(d)	30,000	30,759
7.00%, 10/15/37(d)	50,000	59,160
5.63%, 3/15/42(d)	25,000	25,990
Investments	Principal Amount	Value
4.50%, 2/15/45(d)	$20,000	$18,026
4.20%, 11/1/46(d)	25,000	21,410
5.40%, 5/1/53(d)	40,000	40,806
ERP Operating LP
3.00%, 7/1/29	150,000	140,701
4.50%, 7/1/44	60,000	54,067
Esab Corp. 6.25%, 4/15/29(d)	29,000	29,793
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	140,022
3.35%, 4/15/50	100,000	70,794
5.30%, 5/1/52	46,000	44,287
Essex Portfolio LP
3.50%, 4/1/25	30,000	29,715
3.38%, 4/15/26	30,000	29,336
3.63%, 5/1/27	20,000	19,526
1.70%, 3/1/28	30,000	27,202
4.00%, 3/1/29	30,000	29,134
3.00%, 1/15/30	40,000	36,825
1.65%, 1/15/31	20,000	16,483
2.55%, 6/15/31	20,000	17,278
2.65%, 3/15/32	46,000	39,468
5.50%, 4/1/34	30,000	30,812
4.50%, 3/15/48	25,000	21,694
2.65%, 9/1/50	25,000	15,314
Estee Lauder Cos., Inc.
3.15%, 3/15/27	35,000	34,056
4.38%, 5/15/28	50,000	50,250
2.38%, 12/1/29	15,000	13,629
2.60%, 4/15/30	15,000	13,650
1.95%, 3/15/31	10,000	8,556
4.65%, 5/15/33	15,000	14,975
5.00%, 2/14/34	15,000	15,308
6.00%, 5/15/37	15,000	16,559
4.38%, 6/15/45	20,000	17,690
4.15%, 3/15/47	20,000	16,914
3.13%, 12/1/49	55,000	38,895
5.15%, 5/15/53	25,000	25,121
EverBank Financial Corp. 5.75%, 7/2/25	5,000	4,915
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/44	35,000	31,678
3.50%, 10/15/50	90,000	63,448
3.13%, 10/15/52	90,000	58,838
Evergy Kansas Central, Inc.
2.55%, 7/1/26	25,000	24,205
3.10%, 4/1/27	20,000	19,388
5.90%, 11/15/33	5,000	5,343
4.13%, 3/1/42	24,000	20,649
4.10%, 4/1/43	20,000	16,936
See Notes to Financial Statements.

98    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
4.25%, 12/1/45	$13,000	$11,167
3.25%, 9/1/49	46,000	32,458
3.45%, 4/15/50	20,000	14,633
5.70%, 3/15/53	20,000	20,595
Evergy Metro, Inc.
3.65%, 8/15/25	25,000	24,757
2.25%, 6/1/30, Series 2020	10,000	8,869
4.95%, 4/15/33	5,000	5,047
5.40%, 4/1/34	6,000	6,182
5.30%, 10/1/41	20,000	20,068
4.20%, 6/15/47	15,000	12,565
4.20%, 3/15/48	15,000	12,647
4.13%, 4/1/49, Series 2019	20,000	16,462
Evergy Missouri West, Inc.
5.15%, 12/15/27(d)	10,000	10,214
5.65%, 6/1/34(d)	12,000	12,497
Evergy, Inc. 2.90%, 9/15/29	55,000	50,544
Eversource Energy
5.45%, 3/1/28	79,000	81,018
4.25%, 4/1/29, Series O	30,000	29,460
3.45%, 1/15/50	85,000	62,070
Exelon Corp.
3.35%, 3/15/32	86,000	78,372
4.95%, 6/15/35	412,000	405,330
5.10%, 6/15/45	409,000	389,454
4.45%, 4/15/46	86,000	74,264
Expedia Group, Inc. 3.25%, 2/15/30	225,000	209,974
Extra Space Storage LP 2.40%, 10/15/31	422,000	358,979
Exxon Mobil Corp.
3.48%, 3/19/30	176,000	169,645
2.61%, 10/15/30	119,000	108,560
3.45%, 4/15/51	198,000	150,464
F&G Annuities & Life, Inc. 7.40%, 1/13/28	30,000	31,511
F&G Global Funding
5.15%, 7/7/25(d)	12,000	11,958
1.75%, 6/30/26(d)	31,000	29,166
2.30%, 4/11/27(d)	16,000	14,861
2.00%, 9/20/28(d)	16,000	14,053
FactSet Research Systems, Inc.
2.90%, 3/1/27	30,000	28,800
3.45%, 3/1/32	40,000	35,998
Fair Isaac Corp.
5.25%, 5/15/26(d)	16,000	16,019
4.00%, 6/15/28(d)	65,000	62,096
Farmers Exchange Capital II 6.15%, 11/1/53, (6.151% fixed rate until 11/1/33; Secured Overnight Financing Rate + 3.786% thereafter)(a)(d)	20,000	18,625
Investments	Principal Amount	Value
Farmers Exchange Capital III 5.45%, 10/15/54, (5.454% fixed rate until 10/15/34; Secured Overnight Financing Rate + 3.496% thereafter)(a)(d)	$20,000	$17,296
Farmers Insurance Exchange 4.75%, 11/1/57, (4.747% fixed rate until 11/1/37; Secured Overnight Financing Rate + 3.273% thereafter)(a)(d)	30,000	23,551
Federal Realty OP LP 3.50%, 6/1/30	201,000	187,782
FedEx Corp.
4.25%, 5/15/30	170,000	168,689
2.40%, 5/15/31	56,000	49,259
4.90%, 1/15/34	210,000	212,564
3.25%, 5/15/41	200,000	153,464
5.10%, 1/15/44	240,000	230,786
4.05%, 2/15/48	196,000	158,691
5.25%, 5/15/50	160,000	155,006
Ferguson Finance PLC 4.50%, 10/24/28(d)	200,000	198,490
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 4/1/26(d)	27,000	27,083
5.88%, 4/1/29(d)	34,000	31,906
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(d)	41,000	38,423
6.75%, 1/15/30(d)	51,000	45,901
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/25(d)	8,000	7,974
Fidelity National Financial, Inc.
4.50%, 8/15/28	28,000	27,840
3.40%, 6/15/30	46,000	42,359
2.45%, 3/15/31	43,000	36,774
3.20%, 9/17/51	41,000	26,775
Fidelity National Information Services, Inc.
1.15%, 3/1/26	77,000	73,110
1.65%, 3/1/28	46,000	41,681
3.75%, 5/21/29	33,000	32,016
2.25%, 3/1/31	59,000	51,105
5.10%, 7/15/32	54,000	55,356
3.10%, 3/1/41	68,000	51,265
4.50%, 8/15/46	29,000	24,825
Fiesta Purchaser, Inc. 7.88%, 3/1/31(d)	20,000	21,064
Fifth Third Bancorp 8.25%, 3/1/38	290,000	359,232
First American Financial Corp. 4.00%, 5/15/30	83,000	78,207
First Citizens BancShares, Inc. 3.38%, 3/15/30, (3.375% fixed rate until 3/15/25; 3-month Secured Overnight Financing Rate + 2.465% thereafter)(a)	121,000	117,737

See Notes to Financial Statements.

WisdomTree Trust    99

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/29(d)	$33,000	$30,631
FirstCash, Inc.
4.63%, 9/1/28(d)	20,000	19,181
5.63%, 1/1/30(d)	23,000	22,689
6.88%, 3/1/32(d)	20,000	20,582
FirstEnergy Corp.
1.60%, 1/15/26, Series A	18,000	17,234
3.90%, 7/15/27, Series B	91,000	89,347
2.65%, 3/1/30	43,000	38,845
2.25%, 9/1/30, Series B	32,000	27,852
4.85%, 7/15/47, Series C	66,000	58,673
3.40%, 3/1/50, Series C	79,000	55,930
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(d)	12,000	12,054
3.25%, 3/15/28(d)	12,000	11,499
5.20%, 4/1/28(d)	17,000	17,341
4.30%, 1/15/29(d)	20,000	19,771
3.60%, 6/1/29(d)	12,000	11,497
FirstEnergy Transmission LLC
2.87%, 9/15/28(d)	20,000	18,744
5.45%, 7/15/44(d)	16,000	15,521
4.55%, 4/1/49(d)	20,000	17,351
Fiserv, Inc.
2.25%, 6/1/27	412,000	388,949
2.65%, 6/1/30	576,000	520,335
5.45%, 3/15/34	95,000	98,015
4.40%, 7/1/49	150,000	128,716
Five Corners Funding Trust II 2.85%, 5/15/30(d)	265,000	242,035
Flex Intermediate Holdco LLC
3.36%, 6/30/31(d)	33,000	28,474
4.32%, 12/30/39(d)	18,000	13,897
Flex Ltd.
4.75%, 6/15/25	37,000	36,850
3.75%, 2/1/26	42,000	41,283
6.00%, 1/15/28	25,000	25,802
4.88%, 6/15/29	46,000	45,861
4.88%, 5/12/30	46,000	45,702
Florida Gas Transmission Co. LLC
4.35%, 7/15/25(d)	20,000	19,855
2.55%, 7/1/30(d)	20,000	17,847
2.30%, 10/1/31(d)	31,000	26,261
Florida Power & Light Co.
5.05%, 4/1/28	810,000	830,047
2.45%, 2/3/32	395,000	344,041
3.15%, 10/1/49	226,000	162,962
Flowserve Corp.
3.50%, 10/1/30	35,000	32,390
2.80%, 1/15/32	35,000	29,897
Fluor Corp. 4.25%, 9/15/28	25,000	24,259
Investments	Principal Amount	Value
FMC Corp.
5.15%, 5/18/26	$31,000	$31,203
3.20%, 10/1/26	31,000	30,059
3.45%, 10/1/29	36,000	33,736
5.65%, 5/18/33	36,000	36,878
4.50%, 10/1/49	45,000	36,186
6.38%, 5/18/53	45,000	47,231
FMR LLC 7.57%, 6/15/29(d)	153,000	172,561
FNB Corp. 5.15%, 8/25/25	30,000	29,921
Ford Motor Co.
4.35%, 12/8/26	368,000	363,617
6.63%, 10/1/28	28,000	29,611
9.63%, 4/22/30	114,000	135,486
7.45%, 7/16/31	76,000	83,785
3.25%, 2/12/32	179,000	152,744
6.10%, 8/19/32	125,000	128,439
4.75%, 1/15/43	519,000	433,531
7.40%, 11/1/46	35,000	38,620
5.29%, 12/8/46	118,000	106,949
Ford Motor Credit Co. LLC
5.13%, 6/16/25	377,000	376,012
6.95%, 3/6/26	283,000	289,492
4.95%, 5/28/27	500,000	497,575
4.13%, 8/17/27	500,000	486,455
Fortive Corp.
3.15%, 6/15/26	55,000	53,551
4.30%, 6/15/46	51,000	43,931
Fortrea Holdings, Inc. 7.50%, 7/1/30(d)	28,000	28,611
Fortress Intermediate 3, Inc. 7.50%, 6/1/31(d)	31,000	32,225
Fortress Transportation & Infrastructure Investors LLC
5.50%, 5/1/28(d)	41,000	40,786
7.88%, 12/1/30(d)	20,000	21,487
7.00%, 5/1/31(d)	67,000	70,365
Fortune Brands Innovations, Inc.
4.00%, 6/15/25	31,000	30,709
3.25%, 9/15/29	50,000	46,749
4.00%, 3/25/32	32,000	30,073
5.88%, 6/1/33	43,000	45,559
4.50%, 3/25/52	41,000	33,772
Foundry JV Holdco LLC 5.88%, 1/25/34(d)	200,000	200,952
Fox Corp.
4.71%, 1/25/29	171,000	172,358
6.50%, 10/13/33	16,000	17,342
5.58%, 1/25/49	275,000	266,249
Franklin Resources, Inc. 1.60%, 10/30/30	36,000	30,199

See Notes to Financial Statements.

100    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Freedom Mortgage Corp.
7.63%, 5/1/26(d)	$21,000	$21,139
6.63%, 1/15/27(d)	22,000	21,747
12.00%, 10/1/28(d)	53,000	57,799
12.25%, 10/1/30(d)	20,000	22,214
Freedom Mortgage Holdings LLC
9.25%, 2/1/29(d)	32,000	32,783
9.13%, 5/15/31(d)	17,000	17,156
Freeport-McMoRan, Inc.
5.00%, 9/1/27	30,000	30,089
4.13%, 3/1/28	30,000	29,472
4.38%, 8/1/28	25,000	24,672
5.25%, 9/1/29	35,000	35,470
4.25%, 3/1/30	30,000	29,181
4.63%, 8/1/30	40,000	39,615
5.40%, 11/14/34	65,000	66,260
5.45%, 3/15/43	155,000	151,240
Frontier Communications Holdings LLC 6.75%, 5/1/29(d)	283,000	273,392
FS KKR Capital Corp.
3.40%, 1/15/26	61,000	59,274
2.63%, 1/15/27	24,000	22,424
3.25%, 7/15/27	30,000	28,187
3.13%, 10/12/28	46,000	41,325
7.88%, 1/15/29	24,000	25,597
GA Global Funding Trust
1.63%, 1/15/26(d)	27,000	25,860
5.50%, 1/8/29(d)	150,000	154,156
Gap, Inc.
3.63%, 10/1/29(d)	31,000	27,803
3.88%, 10/1/31(d)	32,000	27,676
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/32(d)	33,000	34,213
Gartner, Inc.
4.50%, 7/1/28(d)	33,000	32,434
3.63%, 6/15/29(d)	25,000	23,625
3.75%, 10/1/30(d)	33,000	30,558
GATX Corp.
3.25%, 9/15/26	70,000	67,935
5.40%, 3/15/27	20,000	20,374
3.85%, 3/30/27	20,000	19,622
3.50%, 3/15/28	20,000	19,208
4.55%, 11/7/28	20,000	20,043
4.70%, 4/1/29	35,000	35,036
4.00%, 6/30/30	35,000	33,808
1.90%, 6/1/31	29,000	23,957
3.50%, 6/1/32	30,000	27,069
4.90%, 3/15/33	30,000	29,722
5.45%, 9/15/33	30,000	30,815
6.05%, 3/15/34	20,000	21,268
Investments	Principal Amount	Value
6.90%, 5/1/34	$35,000	$39,558
5.20%, 3/15/44	25,000	23,779
3.10%, 6/1/51	50,000	33,312
GCI LLC 4.75%, 10/15/28(d)	128,000	121,652
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	505,000	485,855
GE HealthCare Technologies, Inc.
5.86%, 3/15/30	159,000	168,313
5.91%, 11/22/32	339,000	361,581
Gen Digital, Inc.
6.75%, 9/30/27(d)	37,000	38,012
7.13%, 9/30/30(d)	57,000	59,637
General Dynamics Corp.
2.63%, 11/15/27	32,000	30,528
3.75%, 5/15/28	64,000	63,113
4.25%, 4/1/40	174,000	159,236
3.60%, 11/15/42	11,000	9,045
General Electric Co. 5.88%, 1/14/38	25,000	26,900
General Mills, Inc.
5.24%, 11/18/25	30,000	30,011
4.70%, 1/30/27	31,000	31,194
3.20%, 2/10/27	46,000	44,666
4.20%, 4/17/28	86,000	85,491
5.50%, 10/17/28	31,000	32,248
2.88%, 4/15/30	54,000	49,528
4.70%, 4/17/48	40,000	36,624
3.00%, 2/1/51	196,000	131,753
General Motors Co.
6.60%, 4/1/36	309,000	334,913
5.40%, 4/1/48	69,000	64,524
5.95%, 4/1/49	9,000	9,093
General Motors Financial Co., Inc.
5.25%, 3/1/26	412,000	414,114
3.60%, 6/21/30	2,790,000	2,593,891
Genesee & Wyoming, Inc. 6.25%, 4/15/32(d)	29,000	29,728
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 1/15/27	40,000	41,080
7.75%, 2/1/28	28,000	28,514
8.25%, 1/15/29	25,000	26,016
8.88%, 4/15/30	2,000	2,124
7.88%, 5/15/32	34,000	34,917
Genuine Parts Co.
6.50%, 11/1/28	26,000	27,839
1.88%, 11/1/30	36,000	30,487
2.75%, 2/1/32	36,000	31,017
6.88%, 11/1/33	27,000	30,617

See Notes to Financial Statements.

WisdomTree Trust    101

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Genworth Holdings, Inc. 6.50%, 6/15/34	$15,000	$14,945
GEO Group, Inc.
8.63%, 4/15/29	27,000	28,003
10.25%, 4/15/31	26,000	27,487
George Washington University
4.30%, 9/15/44, Series 2014	13,000	11,855
4.87%, 9/15/45, Series 2015	15,000	14,789
4.13%, 9/15/48, Series 2018	35,000	31,076
Georgetown University
4.32%, 4/1/49, Series B	15,000	13,676
2.94%, 4/1/50, Series 20A	14,000	9,958
5.12%, 4/1/53	13,000	13,510
5.22%, 10/1/2118, Series A	13,000	12,680
Georgia-Pacific LLC 0.95%, 5/15/26(d)	219,000	206,567
GFL Environmental, Inc.
3.75%, 8/1/25(d)	31,000	30,667
5.13%, 12/15/26(d)	56,000	55,830
4.00%, 8/1/28(d)	31,000	29,582
3.50%, 9/1/28(d)	31,000	29,343
4.75%, 6/15/29(d)	31,000	30,040
4.38%, 8/15/29(d)	23,000	21,906
6.75%, 1/15/31(d)	41,000	42,935
Gilead Sciences, Inc.
3.65%, 3/1/26	169,000	166,754
2.95%, 3/1/27	75,000	72,667
1.20%, 10/1/27	45,000	41,054
1.65%, 10/1/30	70,000	59,641
5.25%, 10/15/33	70,000	72,950
4.60%, 9/1/35	90,000	88,296
4.00%, 9/1/36	70,000	64,419
2.60%, 10/1/40	90,000	65,067
5.65%, 12/1/41	90,000	94,351
4.80%, 4/1/44	160,000	150,454
4.50%, 2/1/45	160,000	143,763
4.75%, 3/1/46	204,000	189,463
4.15%, 3/1/47	160,000	135,872
2.80%, 10/1/50	135,000	88,860
5.55%, 10/15/53	90,000	93,787
Glatfelter Corp. 4.75%, 11/15/29(d)	20,000	17,419
Global Atlantic Fin Co.
4.40%, 10/15/29(d)	37,000	35,341
3.13%, 6/15/31(d)	27,000	23,129
7.95%, 6/15/33(d)	27,000	30,482
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(d)	31,000	29,241
6.75%, 3/15/54(d)	31,000	31,793
Investments	Principal Amount	Value
Global Infrastructure Solutions, Inc.
5.63%, 6/1/29(d)	$16,000	$15,592
7.50%, 4/15/32(d)	12,000	12,231
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	16,000	16,165
6.88%, 1/15/29	14,000	14,122
8.25%, 1/15/32(d)	21,000	21,880
Global Payments, Inc.
4.45%, 6/1/28	100,000	98,980
5.95%, 8/15/52	279,000	283,908
Globe Life, Inc.
4.55%, 9/15/28	34,000	33,661
2.15%, 8/15/30	29,000	24,733
4.80%, 6/15/32	29,000	28,261
GLP Capital LP/GLP Financing II, Inc. 5.30%, 1/15/29	364,000	367,480
GN Bondco LLC 9.50%, 10/15/31(d)	30,000	30,593
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(d)	25,000	24,886
3.50%, 3/1/29(d)	33,000	30,764
Goldman Sachs Group, Inc.
4.25%, 10/21/25	176,000	174,782
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(a)	153,000	145,716
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	922,000	876,121
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	755,000	720,549
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(a)	4,000	3,907
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	243,000	239,688
2.60%, 2/7/30	194,000	176,109
6.45%, 5/1/36	650,000	718,321
6.75%, 10/1/37	1,625,000	1,834,105
Golub Capital BDC, Inc.
2.50%, 8/24/26	37,000	34,877
2.05%, 2/15/27	21,000	19,336
7.05%, 12/5/28	27,000	28,438
6.00%, 7/15/29	42,000	42,398
Goodyear Tire & Rubber Co. 5.63%, 4/30/33	110,000	97,116
GoTo Group, Inc. 5.50%, 5/1/28(d)	32,000	18,025
See Notes to Financial Statements.

102    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
GrafTech Finance, Inc. 4.63%, 12/15/28(d)	$20,000	$13,430
GrafTech Global Enterprises, Inc. 9.88%, 12/15/28(d)	18,000	14,598
Grand Canyon University 5.13%, 10/1/28	39,000	36,215
Graphic Packaging International LLC 3.50%, 3/15/28(d)	68,000	64,311
Gray Television, Inc.
7.00%, 5/15/27(d)	31,000	29,858
10.50%, 7/15/29(d)	54,000	55,435
4.75%, 10/15/30(d)	33,000	18,821
5.38%, 11/15/31(d)	53,000	30,407
Griffon Corp. 5.75%, 3/1/28	58,000	56,944
Group 1 Automotive, Inc. 4.00%, 8/15/28(d)	42,000	39,788
GTCR AP Finance, Inc. 8.00%, 5/15/27(d)	19,000	19,078
Guardian Life Global Funding
1.10%, 6/23/25(d)	17,000	16,497
0.88%, 12/10/25(d)	21,000	20,057
1.25%, 5/13/26(d)	12,000	11,378
3.25%, 3/29/27(d)	14,000	13,631
1.40%, 7/6/27(d)	17,000	15,692
5.55%, 10/28/27(d)	19,000	19,644
1.25%, 11/19/27(d)	21,000	19,041
1.63%, 9/16/28(d)	12,000	10,809
5.74%, 10/2/28(d)	17,000	17,894
Guardian Life Insurance Co. of America
4.88%, 6/19/64(d)	19,000	17,528
3.70%, 1/22/70(d)	12,000	8,589
4.85%, 1/24/77(d)	24,000	21,955
GXO Logistics, Inc.
1.65%, 7/15/26	24,000	22,642
6.25%, 5/6/29	43,000	44,866
2.65%, 7/15/31	29,000	24,383
6.50%, 5/6/34	46,000	47,860
H&E Equipment Services, Inc. 3.88%, 12/15/28(d)	100,000	92,858
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	10,000	7,297
4.21%, 7/1/48	6,000	5,327
2.88%, 9/1/50, Series 2020	10,000	6,967
4.50%, 7/1/57	6,000	5,438
Haleon U.S. Capital LLC 3.63%, 3/24/32	420,000	390,394
Halliburton Co.
3.80%, 11/15/25	25,000	24,752
2.92%, 3/1/30	70,000	64,497
4.85%, 11/15/35	110,000	108,678
6.70%, 9/15/38	70,000	79,955
Investments	Principal Amount	Value
7.45%, 9/15/39	$90,000	$110,006
4.50%, 11/15/41	45,000	40,199
4.75%, 8/1/43	80,000	73,136
5.00%, 11/15/45	180,000	169,042
Hanesbrands, Inc.
4.88%, 5/15/26(d)	37,000	36,789
9.00%, 2/15/31(d)	25,000	26,934
Harley-Davidson Financial Services, Inc.
3.35%, 6/8/25(d)	29,000	28,518
3.05%, 2/14/27(d)	20,000	19,141
6.50%, 3/10/28(d)	29,000	30,179
Harley-Davidson, Inc.
3.50%, 7/28/25	27,000	26,602
4.63%, 7/28/45	28,000	23,992
Hartford Financial Services Group, Inc.
2.80%, 8/19/29	45,000	41,513
5.95%, 10/15/36	25,000	26,967
6.10%, 10/1/41	35,000	37,509
4.30%, 4/15/43	25,000	22,099
4.40%, 3/15/48	45,000	39,380
3.60%, 8/19/49	70,000	53,363
2.90%, 9/15/51	55,000	36,555
Harvest Midstream I LP
7.50%, 9/1/28(d)	33,000	33,844
7.50%, 5/15/32(d)	20,000	21,063
Hasbro, Inc.
3.55%, 11/19/26	42,000	40,885
3.50%, 9/15/27	31,000	29,866
3.90%, 11/19/29	64,000	61,248
6.05%, 5/14/34	36,000	37,341
6.35%, 3/15/40	47,000	49,366
5.10%, 5/15/44	27,000	24,247
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 6/15/26(d)	41,000	39,340
8.00%, 6/15/27(d)	31,000	32,544
3.75%, 9/15/30(d)	15,000	13,358
Hawaiian Airlines Pass-Through Certificates 3.90%, 7/15/27, Series 2013-1, Class 1A	2,626	2,556
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 11.00%, 4/15/29(d)	40,425	41,176
HCA, Inc.
5.88%, 2/15/26	128,000	129,114
5.63%, 9/1/28	166,000	171,204
3.50%, 9/1/30	248,000	231,277
5.60%, 4/1/34	820,000	843,969
4.38%, 3/15/42	1,050,000	897,088
5.90%, 6/1/53	35,000	35,702
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 6/1/30(d)	66,000	58,131
3.20%, 6/1/50(d)	16,000	10,885

See Notes to Financial Statements.

WisdomTree Trust    103

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Healthcare Realty Holdings LP 2.00%, 3/15/31	$132,000	$108,546
HealthEquity, Inc. 4.50%, 10/1/29(d)	25,000	23,913
Healthpeak OP LLC 3.00%, 1/15/30	428,000	394,723
HEICO Corp.
5.25%, 8/1/28	37,000	37,956
5.35%, 8/1/33	43,000	44,209
Herc Holdings, Inc. 5.50%, 7/15/27(d)	49,000	48,735
Hershey Co.
2.30%, 8/15/26	309,000	297,938
2.65%, 6/1/50	29,000	18,860
Hertz Corp.
4.63%, 12/1/26(d)	20,000	15,717
5.00%, 12/1/29(d)	41,000	27,580
Hess Corp.
4.30%, 4/1/27	60,000	59,597
7.88%, 10/1/29	35,000	39,976
7.30%, 8/15/31	45,000	51,419
7.13%, 3/15/33	42,000	48,004
6.00%, 1/15/40	70,000	74,346
5.60%, 2/15/41	115,000	117,830
5.80%, 4/1/47	45,000	46,720
Hess Midstream Operations LP
5.63%, 2/15/26(d)	33,000	32,959
5.13%, 6/15/28(d)	23,000	22,772
6.50%, 6/1/29(d)	24,000	24,789
4.25%, 2/15/30(d)	31,000	29,379
5.50%, 10/15/30(d)	16,000	15,878
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	46,000	43,984
5.25%, 7/1/28	34,000	34,806
6.20%, 10/15/35	64,000	69,001
6.35%, 10/15/45	253,000	272,046
HF Sinclair Corp.
5.88%, 4/1/26	49,000	49,537
6.38%, 4/15/27(d)	24,000	24,224
5.00%, 2/1/28(d)	30,000	29,638
4.50%, 10/1/30	23,000	22,255
Highmark, Inc.
1.45%, 5/10/26(d)	64,000	60,212
2.55%, 5/10/31(d)	22,000	18,493
Highwoods Realty LP
3.88%, 3/1/27	20,000	19,369
4.13%, 3/15/28	194,000	186,838
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28(d)	25,000	25,172
5.75%, 2/1/29(d)	40,000	39,773
6.00%, 4/15/30(d)	21,000	20,948
Investments	Principal Amount	Value
6.00%, 2/1/31(d)	$25,000	$24,899
6.25%, 4/15/32(d)	21,000	20,983
8.38%, 11/1/33(d)	25,000	27,397
6.88%, 5/15/34(d)	17,000	17,229
Hillenbrand, Inc.
5.00%, 9/15/26	15,000	14,945
6.25%, 2/15/29	20,000	20,303
3.75%, 3/1/31	14,000	12,437
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/32(d)	208,000	186,742
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(d)	43,000	40,687
4.88%, 7/1/31(d)	20,000	17,948
6.63%, 1/15/32(d)	37,000	37,492
Historic TW, Inc. 8.30%, 1/15/36	6,000	6,600
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/29(d)	75,000	47,651
Hologic, Inc.
4.63%, 2/1/28(d)	16,000	15,649
3.25%, 2/15/29(d)	39,000	36,080
Home Depot, Inc.
2.50%, 4/15/27	405,000	388,723
2.70%, 4/15/30	184,000	169,376
1.88%, 9/15/31	18,000	15,281
4.50%, 9/15/32	210,000	211,558
5.88%, 12/16/36	1,131,000	1,245,695
3.13%, 12/15/49	8,000	5,748
2.38%, 3/15/51	61,000	37,158
2.75%, 9/15/51	116,000	76,145
3.63%, 4/15/52	7,000	5,456
3.50%, 9/15/56	209,000	157,013
Honeywell International, Inc.
1.35%, 6/1/25	90,000	87,811
2.50%, 11/1/26	110,000	106,256
1.10%, 3/1/27	75,000	69,661
4.95%, 2/15/28	35,000	36,044
4.25%, 1/15/29	55,000	55,399
2.70%, 8/15/29	15,000	14,026
4.88%, 9/1/29	10,000	10,270
1.95%, 6/1/30	20,000	17,652
1.75%, 9/1/31	30,000	25,338
4.95%, 9/1/31	10,000	10,338
5.00%, 2/15/33	25,000	25,771
4.50%, 1/15/34	20,000	19,878
5.00%, 3/1/35	35,000	35,912
5.70%, 3/15/36	20,000	21,796
5.70%, 3/15/37	25,000	27,147

See Notes to Financial Statements.

104    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
5.38%, 3/1/41	$23,000	$23,877
3.81%, 11/21/47	24,000	19,750
2.80%, 6/1/50	41,000	28,408
5.25%, 3/1/54	95,000	96,594
5.35%, 3/1/64	35,000	35,916
Hormel Foods Corp.
4.80%, 3/30/27	35,000	35,490
1.70%, 6/3/28	52,000	47,516
1.80%, 6/11/30	21,000	18,349
3.05%, 6/3/51	29,000	20,368
Host Hotels & Resorts LP
4.00%, 6/15/25, Series E	31,000	30,719
4.50%, 2/1/26, Series F	25,000	24,828
3.38%, 12/15/29, Series H	46,000	42,440
3.50%, 9/15/30, Series I	54,000	49,396
2.90%, 12/15/31, Series J	32,000	27,588
5.70%, 7/1/34	55,000	55,805
Howard Hughes Corp.
5.38%, 8/1/28(d)	51,000	49,685
4.13%, 2/1/29(d)	27,000	24,886
4.38%, 2/1/31(d)	27,000	24,322
Howard Midstream Energy Partners LLC 8.88%, 7/15/28(d)	22,000	23,491
Howard University 5.21%, 10/1/52, Series 22A	27,000	25,620
Howmet Aerospace, Inc.
5.90%, 2/1/27	39,000	40,237
6.75%, 1/15/28	18,000	19,175
3.00%, 1/15/29	43,000	40,427
5.95%, 2/1/37	57,000	61,740
HP, Inc.
2.20%, 6/17/25	71,000	69,433
1.45%, 6/17/26	32,000	30,316
3.00%, 6/17/27	62,000	59,570
4.75%, 1/15/28	55,000	55,625
4.00%, 4/15/29	71,000	69,229
3.40%, 6/17/30	36,000	33,808
2.65%, 6/17/31	71,000	61,852
4.20%, 4/15/32	48,000	45,822
5.50%, 1/15/33	79,000	81,885
6.00%, 9/15/41	109,000	114,952
HUB International Ltd.
5.63%, 12/1/29(d)	23,000	22,488
7.25%, 6/15/30(d)	135,000	141,372
7.38%, 1/31/32(d)	78,000	80,987
Hubbell, Inc.
3.35%, 3/1/26	24,000	23,532
3.15%, 8/15/27	18,000	17,320
3.50%, 2/15/28	27,000	26,124
2.30%, 3/15/31	21,000	18,182
Investments	Principal Amount	Value
Hudson Pacific Properties LP 5.95%, 2/15/28	$208,000	$186,738
Humana, Inc.
4.50%, 4/1/25	35,000	34,867
5.70%, 3/13/26	31,000	31,031
1.35%, 2/3/27	45,000	41,724
3.95%, 3/15/27	35,000	34,488
5.75%, 3/1/28	30,000	31,129
5.75%, 12/1/28	30,000	31,355
3.70%, 3/23/29	45,000	43,505
3.13%, 8/15/29	35,000	32,710
4.88%, 4/1/30	35,000	35,342
5.38%, 4/15/31	90,000	92,256
2.15%, 2/3/32	55,000	45,699
5.88%, 3/1/33	54,000	56,782
5.95%, 3/15/34	60,000	63,475
4.63%, 12/1/42	75,000	66,173
4.95%, 10/1/44	70,000	63,763
4.80%, 3/15/47	35,000	30,944
3.95%, 8/15/49	45,000	35,016
5.50%, 3/15/53	109,000	105,636
5.75%, 4/15/54	90,000	90,337
Hunt Cos., Inc. 5.25%, 4/15/29(d)	26,000	24,552
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)	225,000	224,399
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(a)	265,000	212,016
Huntington Ingalls Industries, Inc.
3.84%, 5/1/25	30,000	29,729
3.48%, 12/1/27	37,000	35,742
2.04%, 8/16/28	37,000	33,606
4.20%, 5/1/30	36,000	34,912
Huntsman International LLC
4.50%, 5/1/29	46,000	44,827
2.95%, 6/15/31	28,000	23,918
Hyatt Hotels Corp. 5.75%, 4/23/30	75,000	77,851
Hyundai Capital America
5.88%, 4/7/25(d)	25,000	25,072
5.80%, 6/26/25(d)	30,000	30,167
6.00%, 7/11/25(d)	15,000	15,124
1.80%, 10/15/25(d)	30,000	29,003
1.30%, 1/8/26(d)	35,000	33,377
5.50%, 3/30/26(d)	50,000	50,508
1.50%, 6/15/26(d)	35,000	33,073
5.65%, 6/26/26(d)	30,000	30,459
1.65%, 9/17/26(d)	40,000	37,607

See Notes to Financial Statements.

WisdomTree Trust    105

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
5.95%, 9/21/26(d)	$30,000	$30,695
2.75%, 9/27/26(c)	20,000	19,206
3.50%, 11/2/26(d)	30,000	29,217
5.25%, 1/8/27(d)	40,000	40,518
3.00%, 2/10/27(d)	20,000	19,233
5.30%, 3/19/27(d)	35,000	35,521
2.38%, 10/15/27(d)	25,000	23,380
1.80%, 1/10/28(d)	25,000	22,740
5.60%, 3/30/28(d)	35,000	35,933
2.00%, 6/15/28(d)	35,000	31,755
5.68%, 6/26/28(d)	40,000	41,246
2.10%, 9/15/28(d)	35,000	31,671
6.10%, 9/21/28(d)	35,000	36,677
5.30%, 1/8/29(d)	30,000	30,611
6.50%, 1/16/29(d)	30,000	31,965
5.35%, 3/19/29(d)	20,000	20,437
5.80%, 4/1/30(d)	20,000	20,919
6.38%, 4/8/30(d)	25,000	26,810
5.70%, 6/26/30(d)	20,000	20,864
6.20%, 9/21/30(d)	20,000	21,399
5.40%, 1/8/31(d)	20,000	20,527
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	145,000	127,432
9.00%, 6/15/30(d)	18,000	18,216
Icon Investments Six DAC 5.81%, 5/8/27	236,000	242,254
Idaho Power Co.
4.20%, 3/1/48, Series K	22,000	18,194
5.50%, 3/15/53	20,000	20,070
5.80%, 4/1/54	23,000	24,041
IDEX Corp.
3.00%, 5/1/30	35,000	32,149
2.63%, 6/15/31	35,000	30,576
iHeartCommunications, Inc.
6.38%, 5/1/26	40,000	33,400
4.75%, 1/15/28(d)	40,000	23,398
Illinois Tool Works, Inc.
2.65%, 11/15/26	69,000	66,929
4.88%, 9/15/41	32,000	31,654
3.90%, 9/1/42	54,000	46,815
Illumina, Inc.
5.80%, 12/12/25	30,000	30,319
5.75%, 12/13/27	30,000	30,943
2.55%, 3/23/31	35,000	30,007
Imola Merger Corp. 4.75%, 5/15/29(d)	70,000	67,421
Indiana Michigan Power Co. 3.25%, 5/1/51	97,000	67,929
Investments	Principal Amount	Value
Ingersoll Rand, Inc.
5.40%, 8/14/28	$30,000	$30,939
5.18%, 6/15/29	53,000	54,442
5.31%, 6/15/31	35,000	36,284
5.70%, 8/14/33	72,000	75,992
5.45%, 6/15/34	68,000	70,753
5.70%, 6/15/54	62,000	64,730
Ingevity Corp. 3.88%, 11/1/28(d)	29,000	26,943
Ingredion, Inc.
3.20%, 10/1/26	30,000	29,213
2.90%, 6/1/30	43,000	39,591
3.90%, 6/1/50	37,000	28,987
Insight Enterprises, Inc. 6.63%, 5/15/32(d)	20,000	20,716
Integris Baptist Medical Center, Inc. 3.88%, 8/15/50, Series A	25,000	19,445
Intel Corp.
3.70%, 7/29/25	165,000	162,809
3.15%, 5/11/27	412,000	394,511
2.45%, 11/15/29	168,000	148,922
5.13%, 2/10/30	164,000	165,473
4.25%, 12/15/42	85,000	69,161
5.63%, 2/10/43	534,000	517,596
4.10%, 5/11/47	357,000	275,086
3.73%, 12/8/47	10,000	7,140
3.05%, 8/12/51	61,000	37,991
3.10%, 2/15/60	49,000	28,869
4.95%, 3/25/60	103,000	87,034
3.20%, 8/12/61	180,000	106,034
5.05%, 8/5/62	12,000	10,101
Intercontinental Exchange, Inc.
3.63%, 9/1/28(d)	100,000	96,941
2.10%, 6/15/30	440,000	388,102
1.85%, 9/15/32	222,000	181,163
4.60%, 3/15/33	92,000	91,825
4.95%, 6/15/52	110,000	107,342
3.00%, 9/15/60	77,000	49,939
International Business Machines Corp.
3.45%, 2/19/26	412,000	405,902
1.95%, 5/15/30	980,000	857,863
5.88%, 11/29/32	28,000	30,433
5.60%, 11/30/39	92,000	97,282
2.85%, 5/15/40	412,000	309,779
4.00%, 6/20/42	87,000	74,653
7.13%, 12/1/96	49,000	65,207
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(d)	188,000	172,665
5.00%, 9/26/48	188,000	169,277
See Notes to Financial Statements.

106    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
International Game Technology PLC 4.13%, 4/15/26(d)	$200,000	$196,702
International Paper Co.
5.00%, 9/15/35	35,000	35,149
7.30%, 11/15/39	40,000	47,980
6.00%, 11/15/41	55,000	58,868
4.80%, 6/15/44	60,000	54,989
5.15%, 5/15/46	40,000	38,236
4.40%, 8/15/47	60,000	51,433
4.35%, 8/15/48	67,000	57,223
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	31,000	31,102
4.75%, 3/30/30	48,000	48,315
2.40%, 3/1/31	36,000	31,055
5.38%, 6/15/33	21,000	21,357
3.38%, 3/1/41	45,000	34,369
5.40%, 10/1/48	45,000	43,369
Interstate Power & Light Co.
4.10%, 9/26/28	30,000	29,612
3.60%, 4/1/29	20,000	19,304
2.30%, 6/1/30	30,000	26,538
5.70%, 10/15/33	20,000	21,020
6.25%, 7/15/39	25,000	27,176
3.70%, 9/15/46	39,000	29,996
3.50%, 9/30/49	30,000	21,929
3.10%, 11/30/51	30,000	20,109
Intuit, Inc.
0.95%, 7/15/25	37,000	35,817
5.25%, 9/15/26	55,000	56,099
1.35%, 7/15/27	37,000	34,243
5.13%, 9/15/28	55,000	56,832
1.65%, 7/15/30	10,000	8,601
5.20%, 9/15/33	26,000	27,114
5.50%, 9/15/53	55,000	57,873
Invesco Finance PLC
3.75%, 1/15/26	32,000	31,649
5.38%, 11/30/43	22,000	21,642
Invitation Homes Operating Partnership LP 4.15%, 4/15/32	204,000	192,494
IPALCO Enterprises, Inc. 4.25%, 5/1/30	502,000	481,463
IQVIA, Inc. 6.25%, 2/1/29	175,000	184,982
Iron Mountain, Inc. 5.25%, 7/15/30(d)	307,000	299,982
ITC Holdings Corp. 3.35%, 11/15/27	382,000	368,657
ITT Holdings LLC 6.50%, 8/1/29(d)	50,000	47,320
Investments	Principal Amount	Value
Jabil, Inc.
1.70%, 4/15/26	$31,000	$29,484
4.25%, 5/15/27	31,000	30,649
3.95%, 1/12/28	31,000	30,121
5.45%, 2/1/29	18,000	18,344
3.60%, 1/15/30	36,000	33,612
3.00%, 1/15/31	43,000	37,898
Jackson Financial, Inc.
5.17%, 6/8/27	25,000	25,324
3.13%, 11/23/31	41,000	35,527
5.67%, 6/8/32	25,000	25,906
4.00%, 11/23/51	45,000	32,881
Jackson National Life Global Funding
3.05%, 4/29/26(d)	62,000	60,188
3.05%, 6/21/29(d)	19,000	17,093
Jacobs Engineering Group, Inc. 5.90%, 3/1/33	100,000	103,199
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(d)	25,000	23,854
7.13%, 4/30/31(d)	57,000	59,917
Jazz Securities DAC 4.38%, 1/15/29(d)	200,000	191,162
JB Poindexter & Co., Inc. 8.75%, 12/15/31(d)	25,000	26,400
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.63%, 1/15/32	67,000	60,239
5.75%, 4/1/33	747,000	764,950
Jefferies Financial Group, Inc.
4.15%, 1/23/30	334,000	321,485
2.63%, 10/15/31	100,000	85,155
6.25%, 1/15/36	100,000	106,932
Jersey Central Power & Light Co.
4.30%, 1/15/26(d)	27,000	26,806
2.75%, 3/1/32(d)	20,000	17,302
JM Smucker Co.
3.38%, 12/15/27	30,000	29,162
5.90%, 11/15/28	45,000	47,554
2.38%, 3/15/30	35,000	31,304
2.13%, 3/15/32	35,000	29,239
6.20%, 11/15/33	70,000	76,363
4.25%, 3/15/35	60,000	56,432
2.75%, 9/15/41	25,000	17,369
6.50%, 11/15/43	70,000	76,887
4.38%, 3/15/45	55,000	48,070
3.55%, 3/15/50	25,000	18,217
6.50%, 11/15/53	90,000	100,835
John Deere Capital Corp.
4.80%, 1/9/26	88,000	88,533
0.70%, 1/15/26	66,000	62,814
5.05%, 3/3/26, Series FXD	40,000	40,453

See Notes to Financial Statements.

WisdomTree Trust    107

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
4.95%, 3/6/26	$33,000	$33,294
2.25%, 9/14/26	33,000	31,709
1.70%, 1/11/27	37,000	34,930
2.80%, 9/8/27	412,000	395,961
4.15%, 9/15/27	371,000	371,297
4.75%, 1/20/28	165,000	167,752
1.50%, 3/6/28	37,000	33,726
3.45%, 3/7/29	412,000	398,367
3.35%, 4/18/29	12,000	11,582
4.85%, 10/11/29	8,000	8,222
1.45%, 1/15/31	12,000	10,105
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/42	11,866	11,609
Johnson & Johnson
2.45%, 3/1/26	279,000	272,379
2.90%, 1/15/28	277,000	268,136
3.63%, 3/3/37	254,000	231,036
2.45%, 9/1/60	62,000	37,562
Johnson Controls International PLC
3.90%, 2/14/26	30,000	29,674
6.00%, 1/15/36	30,000	32,389
4.63%, 7/2/44	40,000	35,735
5.13%, 9/14/45	10,000	9,493
4.50%, 2/15/47	49,000	42,988
4.95%, 7/2/64	40,000	36,085
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 9/15/30	45,000	38,623
2.00%, 9/16/31	35,000	29,326
4.90%, 12/1/32	30,000	30,299
JPMorgan Chase & Co.
4.13%, 12/15/26	548,000	544,542
4.25%, 10/1/27	958,000	956,601
3.63%, 12/1/27	139,000	135,942
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	813,000	799,212
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	798,000	778,409
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	412,000	387,465
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	412,000	398,907
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	765,000	751,108
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	1,009,000	924,032
Investments	Principal Amount	Value
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	$615,000	$560,203
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	428,000	362,379
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	309,000	276,181
5.50%, 10/15/40	55,000	58,034
5.60%, 7/15/41	119,000	127,199
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	70,000	50,413
5.63%, 8/16/43	141,000	150,047
4.95%, 6/1/45	188,000	184,231
4.26%, 2/22/48, (4.26% fixed rate until 2/22/47; 3-month U.S. dollar London Interbank Offered Rate + 1.58% thereafter)(a)	115,000	101,865
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month Secured Overnight Financing Rate + 1.722% thereafter)(a)	73,000	62,046
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	39,000	32,725
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	86,000	71,838
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(a)	110,000	79,304
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	171,000	127,749
Juniper Networks, Inc.
1.20%, 12/10/25	25,000	23,870
3.75%, 8/15/29	36,000	34,534
2.00%, 12/10/30	29,000	24,623
5.95%, 3/15/41	38,000	38,865
Kaiser Aluminum Corp. 4.63%, 3/1/28(d)	91,000	86,966
Kaiser Foundation Hospitals
3.15%, 5/1/27	12,000	11,710
2.81%, 6/1/41, Series 2021	26,000	19,814
4.88%, 4/1/42	12,000	11,770
4.15%, 5/1/47	31,000	27,232
3.27%, 11/1/49, Series 2019	21,000	15,886
3.00%, 6/1/51, Series 2021	29,000	20,586
KB Home
6.88%, 6/15/27	12,000	12,485
4.80%, 11/15/29	12,000	11,722
7.25%, 7/15/30	46,000	48,004
4.00%, 6/15/31	16,000	14,778

See Notes to Financial Statements.

108    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/29(d)	$31,000	$32,416
Kellanova
3.25%, 4/1/26	46,000	45,104
3.40%, 11/15/27	37,000	35,940
4.30%, 5/15/28	23,000	22,937
2.10%, 6/1/30	146,000	129,387
4.50%, 4/1/46	79,000	70,182
5.75%, 5/16/54	27,000	28,743
Kemper Corp.
2.40%, 9/30/30	29,000	24,722
3.80%, 2/23/32	29,000	25,904
Kennedy-Wilson, Inc.
4.75%, 3/1/29	25,000	22,679
4.75%, 2/1/30	25,000	22,113
5.00%, 3/1/31	25,000	21,866
Kentucky Utilities Co. 5.13%, 11/1/40	425,000	421,519
Kenvue, Inc.
5.35%, 3/22/26	55,000	55,827
5.05%, 3/22/28	75,000	77,095
5.00%, 3/22/30	20,000	20,716
4.90%, 3/22/33	25,000	25,598
5.10%, 3/22/43	41,000	41,406
5.05%, 3/22/53	81,000	80,785
5.20%, 3/22/63	41,000	41,024
Keurig Dr. Pepper, Inc.
4.42%, 5/25/25	35,000	34,879
3.40%, 11/15/25	30,000	29,554
2.55%, 9/15/26	25,000	24,079
5.10%, 3/15/27	45,000	45,759
3.43%, 6/15/27	30,000	29,201
4.60%, 5/25/28	70,000	70,311
5.05%, 3/15/29	45,000	46,186
3.95%, 4/15/29	70,000	68,619
3.20%, 5/1/30	55,000	51,314
2.25%, 3/15/31	35,000	30,288
5.20%, 3/15/31, Series 10	35,000	36,108
4.05%, 4/15/32	60,000	57,904
5.30%, 3/15/34	45,000	46,430
4.50%, 11/15/45	50,000	44,613
4.42%, 12/15/46	35,000	30,828
5.09%, 5/25/48	35,000	34,187
3.80%, 5/1/50	70,000	55,097
3.35%, 3/15/51	45,000	32,486
4.50%, 4/15/52	105,000	92,631
KeyCorp
4.15%, 10/29/25	177,000	175,515
2.25%, 4/6/27	100,000	93,953
4.10%, 4/30/28	215,000	209,745
Investments	Principal Amount	Value
2.55%, 10/1/29	$29,000	$25,983
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	229,000	220,786
Keysight Technologies, Inc. 3.00%, 10/30/29	61,000	56,883
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/27(d)	85,000	84,274
Kilroy Realty LP
4.75%, 12/15/28	189,000	185,509
2.50%, 11/15/32	59,000	46,138
6.25%, 1/15/36	20,000	19,880
Kimberly-Clark Corp.
3.05%, 8/15/25	22,000	21,688
2.75%, 2/15/26	29,000	28,352
1.05%, 9/15/27	44,000	40,137
3.95%, 11/1/28	37,000	36,761
3.20%, 4/25/29	35,000	33,643
3.10%, 3/26/30	15,000	14,181
2.00%, 11/2/31	12,000	10,354
4.50%, 2/16/33	7,000	7,055
6.63%, 8/1/37	38,000	44,837
5.30%, 3/1/41	24,000	24,787
3.20%, 7/30/46	27,000	20,234
3.90%, 5/4/47	19,000	15,850
2.88%, 2/7/50	27,000	19,035
Kimco Realty OP LLC
2.70%, 10/1/30	208,000	186,998
4.60%, 2/1/33	46,000	45,022
6.40%, 3/1/34	48,000	52,896
4.25%, 4/1/45	47,000	39,582
4.13%, 12/1/46	32,000	25,573
4.45%, 9/1/47	32,000	26,939
Kinder Morgan Energy Partners LP
6.95%, 1/15/38	546,000	614,616
5.63%, 9/1/41	930,000	916,059
Kinder Morgan, Inc.
4.30%, 6/1/25	173,000	171,991
2.00%, 2/15/31	309,000	263,160
7.75%, 1/15/32	142,000	164,805
Kinetik Holdings LP 5.88%, 6/15/30(d)	175,000	175,763
Kite Realty Group LP
4.00%, 10/1/26	18,000	17,694
5.50%, 3/1/34	25,000	25,332
Kite Realty Group Trust 4.75%, 9/15/30	28,000	27,739
KKR Group Finance Co. II LLC 5.50%, 2/1/43(d)	20,000	19,804
KKR Group Finance Co. III LLC 5.13%, 6/1/44(d)	40,000	37,658

See Notes to Financial Statements.

WisdomTree Trust    109

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
KKR Group Finance Co. VI LLC 3.75%, 7/1/29(d)	$30,000	$28,911
KKR Group Finance Co. VII LLC 3.63%, 2/25/50(d)	20,000	14,845
KKR Group Finance Co. VIII LLC 3.50%, 8/25/50(d)	30,000	21,726
KKR Group Finance Co. X LLC 3.25%, 12/15/51(d)	36,000	24,753
KKR Group Finance Co. XII LLC 4.85%, 5/17/32(d)	30,000	29,734
KLA Corp.
4.10%, 3/15/29	51,000	50,759
4.65%, 7/15/32	20,000	20,226
4.70%, 2/1/34	10,000	10,065
5.25%, 7/15/62	160,000	160,040
Kodiak Gas Services LLC 7.25%, 2/15/29(d)	31,000	32,140
Kohl’s Corp.
4.25%, 7/17/25	15,000	14,818
4.63%, 5/1/31	20,000	16,559
5.55%, 7/17/45	18,000	11,817
Kraft Heinz Foods Co.
3.00%, 6/1/26	115,000	112,061
3.88%, 5/15/27	85,000	83,869
4.63%, 1/30/29	20,000	20,216
3.75%, 4/1/30	55,000	52,944
4.25%, 3/1/31	25,000	24,600
6.75%, 3/15/32	22,000	24,673
5.00%, 7/15/35	55,000	55,760
6.88%, 1/26/39	70,000	81,014
7.13%, 8/1/39(d)	43,000	50,704
4.63%, 10/1/39	35,000	32,639
6.50%, 2/9/40	50,000	55,604
5.00%, 6/4/42	130,000	122,905
5.20%, 7/15/45	145,000	139,000
4.38%, 6/1/46	250,000	214,007
4.88%, 10/1/49	130,000	118,859
5.50%, 6/1/50	68,000	68,047
Kroger Co.
3.50%, 2/1/26	30,000	29,515
2.65%, 10/15/26	46,000	44,271
3.70%, 8/1/27	35,000	34,309
4.50%, 1/15/29	35,000	35,143
2.20%, 5/1/30	35,000	30,743
1.70%, 1/15/31	35,000	29,229
7.50%, 4/1/31	31,000	35,554
6.90%, 4/15/38	35,000	40,417
5.40%, 7/15/40	25,000	24,889
5.00%, 4/15/42	30,000	28,478
5.15%, 8/1/43	35,000	33,479
3.88%, 10/15/46	45,000	35,532
4.45%, 2/1/47	90,000	77,401
Investments	Principal Amount	Value
4.65%, 1/15/48	$45,000	$39,981
5.40%, 1/15/49	55,000	53,975
3.95%, 1/15/50	70,000	55,387
Kyndryl Holdings, Inc. 3.15%, 10/15/31	211,000	182,964
L3Harris Technologies, Inc.
3.83%, 4/27/25	35,000	34,727
3.85%, 12/15/26	35,000	34,533
5.40%, 1/15/27	75,000	76,598
4.40%, 6/15/28	107,000	106,639
5.05%, 6/1/29	55,000	56,204
2.90%, 12/15/29	30,000	27,735
1.80%, 1/15/31	93,000	78,069
5.25%, 6/1/31	55,000	56,607
5.40%, 7/31/33	105,000	108,393
5.35%, 6/1/34	70,000	71,918
4.85%, 4/27/35	35,000	34,647
6.15%, 12/15/40	25,000	27,003
5.05%, 4/27/45	45,000	43,291
5.60%, 7/31/53	45,000	46,482
LABL, Inc.
6.75%, 7/15/26(d)	29,000	28,868
10.50%, 7/15/27(d)	28,000	27,686
5.88%, 11/1/28(d)	20,000	18,553
9.50%, 11/1/28(d)	12,000	12,310
8.25%, 11/1/29(d)	19,000	17,017
Laboratory Corp. of America Holdings
1.55%, 6/1/26	31,000	29,405
3.60%, 9/1/27	37,000	36,060
2.95%, 12/1/29	46,000	42,455
2.70%, 6/1/31	36,000	31,738
4.70%, 2/1/45	81,000	73,316
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/1/25(d)	14,000	13,970
4.25%, 2/1/27(d)	53,000	51,528
4.75%, 6/15/29(d)	27,000	26,030
Lam Research Corp.
4.00%, 3/15/29	309,000	305,536
3.13%, 6/15/60	27,000	18,167
Lamar Media Corp.
3.75%, 2/15/28	24,000	22,982
4.88%, 1/15/29	43,000	42,282
4.00%, 2/15/30	23,000	21,510
3.63%, 1/15/31	23,000	20,806
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(d)	45,000	44,357
4.13%, 1/31/30(d)	40,000	37,278
4.38%, 1/31/32(d)	29,000	26,693
Lazard Group LLC 4.50%, 9/19/28	176,000	173,962

See Notes to Financial Statements.

110    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
LBJ Infrastructure Group LLC 3.80%, 12/31/57(d)	$25,000	$17,046
LBM Acquisition LLC 6.25%, 1/15/29(d)	34,000	30,810
LCM Investments Holdings II LLC
4.88%, 5/1/29(d)	41,000	39,137
8.25%, 8/1/31(d)	35,000	37,253
LD Holdings Group LLC 6.13%, 4/1/28(d)	28,000	23,799
Lear Corp. 3.55%, 1/15/52	137,000	93,653
Legg Mason, Inc.
4.75%, 3/15/26	29,000	29,107
5.63%, 1/15/44	30,000	30,552
Leggett & Platt, Inc.
3.50%, 11/15/27	30,000	28,582
4.40%, 3/15/29	30,000	28,508
3.50%, 11/15/51	46,000	30,768
Leidos, Inc.
3.63%, 5/15/25	31,000	30,655
4.38%, 5/15/30	54,000	52,612
2.30%, 2/15/31	71,000	60,843
5.75%, 3/15/33	54,000	56,148
Leland Stanford Junior University
1.29%, 6/1/27	6,000	5,574
3.65%, 5/1/48	15,000	12,807
2.41%, 6/1/50	9,000	5,894
Lennar Corp. 4.75%, 11/29/27	90,000	90,814
Level 3 Financing, Inc.
10.50%, 5/15/30(d)	151,000	162,523
10.75%, 12/15/30(d)	102,000	110,333
Levi Strauss & Co. 3.50%, 3/1/31(d)	20,000	18,122
LGI Homes, Inc.
8.75%, 12/15/28(d)	16,000	17,087
4.00%, 7/15/29(d)	12,000	10,914
Liberty Interactive LLC
8.50%, 7/15/29	12,000	6,263
8.25%, 2/1/30	21,000	10,511
Liberty Mutual Group, Inc.
4.57%, 2/1/29(d)	40,000	39,892
4.85%, 8/1/44(d)	25,000	22,739
3.95%, 10/15/50(d)	50,000	37,866
4.13%, 12/15/51, (4.125% fixed rate until 9/15/26; 5-year Constant Maturity Treasury Rate + 3.315% thereafter)(a)(d)	20,000	18,797
5.50%, 6/15/52(d)	40,000	38,686
3.95%, 5/15/60(d)	30,000	21,332
4.30%, 2/1/61(d)	35,000	23,038
7.80%, 3/7/87(d)	20,000	21,709
Investments	Principal Amount	Value
Liberty Utilities Co.
5.58%, 1/31/29(d)	$21,000	$21,570
5.87%, 1/31/34(d)	14,000	14,409
Liberty Utilities Finance GP 1 2.05%, 9/15/30(d)	28,000	23,949
LifePoint Health, Inc. 9.88%, 8/15/30(d)	256,000	281,661
Light & Wonder International, Inc.
7.00%, 5/15/28(d)	29,000	29,361
7.25%, 11/15/29(d)	54,000	55,975
7.50%, 9/1/31(d)	23,000	24,259
Lincoln National Corp.
3.63%, 12/12/26	131,000	128,373
3.80%, 3/1/28	412,000	400,724
7.00%, 6/15/40	74,000	84,421
Linde, Inc.
4.70%, 12/5/25	42,000	42,117
3.20%, 1/30/26	50,000	49,185
1.10%, 8/10/30	14,000	11,804
3.55%, 11/7/42	33,000	27,347
2.00%, 8/10/50	15,000	8,620
Lions Gate Capital Holdings LLC 5.50%, 4/15/29(d)	36,000	24,000
Lithia Motors, Inc.
4.63%, 12/15/27(d)	16,000	15,623
3.88%, 6/1/29(d)	33,000	30,672
4.38%, 1/15/31(d)	23,000	21,223
Live Nation Entertainment, Inc.
5.63%, 3/15/26(d)	12,000	11,943
6.50%, 5/15/27(d)	49,000	49,898
4.75%, 10/15/27(d)	39,000	38,051
3.75%, 1/15/28(d)	30,000	28,570
LKQ Corp.
5.75%, 6/15/28	49,000	50,485
6.25%, 6/15/33	43,000	45,241
Lockheed Martin Corp.
3.55%, 1/15/26	301,000	297,505
3.60%, 3/1/35	145,000	132,820
2.80%, 6/15/50	624,000	420,638
4.30%, 6/15/62	15,000	12,913
5.90%, 11/15/63	46,000	51,537
5.20%, 2/15/64	37,000	37,334
Loews Corp.
3.75%, 4/1/26	35,000	34,617
3.20%, 5/15/30	10,000	9,365
6.00%, 2/1/35	15,000	16,350
4.13%, 5/15/43	24,000	20,488
Lowe’s Cos., Inc.
3.38%, 9/15/25	45,000	44,399
4.80%, 4/1/26	60,000	60,203
2.50%, 4/15/26	85,000	82,413
See Notes to Financial Statements.

WisdomTree Trust    111

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
3.35%, 4/1/27	$45,000	$43,890
3.10%, 5/3/27	412,000	398,519
3.65%, 4/5/29	105,000	101,530
1.70%, 10/15/30	50,000	42,517
2.63%, 4/1/31	509,000	451,620
3.75%, 4/1/32	45,000	42,282
4.65%, 4/15/42	45,000	41,104
4.38%, 9/15/45	40,000	34,374
3.70%, 4/15/46	120,000	92,382
4.05%, 5/3/47	135,000	109,558
5.13%, 4/15/50	40,000	37,783
3.00%, 10/15/50	160,000	105,821
3.50%, 4/1/51	45,000	32,487
4.25%, 4/1/52	135,000	110,865
5.63%, 4/15/53	160,000	161,854
5.75%, 7/1/53	100,000	103,170
4.45%, 4/1/62	115,000	94,195
5.80%, 9/15/62	100,000	101,986
5.85%, 4/1/63	110,000	112,897
LPL Holdings, Inc.
5.70%, 5/20/27	30,000	30,599
4.63%, 11/15/27(d)	16,000	15,740
6.75%, 11/17/28	46,000	49,098
4.00%, 3/15/29(d)	43,000	40,970
4.38%, 5/15/31(d)	16,000	14,992
6.00%, 5/20/34	35,000	35,988
Lumen Technologies, Inc.
4.00%, 2/15/27(d)	10,000	7,801
6.88%, 1/15/28, Series G	10,000	7,446
4.50%, 1/15/29(d)	17,000	9,613
4.13%, 4/15/29(d)	14,000	11,107
4.13%, 4/15/30(d)	14,000	10,680
7.60%, 9/15/39, Series P	15,000	8,574
7.65%, 3/15/42, Series U	12,000	6,897
LXP Industrial Trust
6.75%, 11/15/28	18,000	19,114
2.70%, 9/15/30	28,000	24,612
2.38%, 10/1/31	28,000	23,123
LYB International Finance III LLC
1.25%, 10/1/25	405,000	389,780
3.38%, 10/1/40	309,000	238,004
4.20%, 10/15/49	207,000	165,737
4.20%, 5/1/50	202,000	160,899
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	292,000	283,573
M/I Homes, Inc.
4.95%, 2/1/28	36,000	35,376
3.95%, 2/15/30	12,000	11,052
Investments	Principal Amount	Value
Macy’s Retail Holdings LLC
5.88%, 4/1/29(d)	$20,000	$19,562
5.88%, 3/15/30(d)	20,000	19,434
6.13%, 3/15/32(d)	20,000	19,171
6.70%, 7/15/34(d)	7,000	6,135
4.50%, 12/15/34	15,000	12,428
6.38%, 3/15/37	8,000	7,001
5.13%, 1/15/42	10,000	7,609
4.30%, 2/15/43	10,000	6,782
Madison IAQ LLC
4.13%, 6/30/28(d)	29,000	27,713
5.88%, 6/30/29(d)	42,000	40,096
Marathon Oil Corp. 5.20%, 6/1/45	183,000	175,497
Marathon Petroleum Corp.
4.70%, 5/1/25	100,000	99,659
6.50%, 3/1/41	250,000	269,650
4.75%, 9/15/44	42,000	36,986
Markel Group, Inc.
3.50%, 11/1/27	20,000	19,389
3.35%, 9/17/29	20,000	18,874
5.00%, 4/5/46	45,000	41,058
4.30%, 11/1/47	25,000	20,623
5.00%, 5/20/49	72,000	65,750
4.15%, 9/17/50	45,000	36,047
3.45%, 5/7/52	55,000	38,251
6.00%, 5/16/54	57,000	59,277
Marriott International, Inc. 4.63%, 6/15/30, Series FF	614,000	614,460
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28	14,000	13,382
4.50%, 6/15/29(d)	20,000	18,628
Mars, Inc.
2.70%, 4/1/25(d)	25,000	24,680
0.88%, 7/16/26(d)	20,000	18,733
4.55%, 4/20/28(d)	40,000	40,227
3.20%, 4/1/30(d)	30,000	28,157
4.65%, 4/20/31(d)	20,000	19,979
1.63%, 7/16/32(d)	30,000	24,010
4.75%, 4/20/33(d)	40,000	39,781
3.60%, 4/1/34(d)	25,000	22,804
3.88%, 4/1/39(d)	30,000	26,497
2.38%, 7/16/40(d)	35,000	24,416
3.95%, 4/1/44(d)	10,000	8,472
3.95%, 4/1/49(d)	35,000	28,665
2.45%, 7/16/50(d)	15,000	9,089
4.13%, 4/1/54(d)	20,000	16,577
4.20%, 4/1/59(d)	30,000	24,721

See Notes to Financial Statements.

112    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	$42,000	$41,562
4.38%, 3/15/29	104,000	104,485
2.25%, 11/15/30	15,000	13,282
2.38%, 12/15/31	8,000	6,913
5.75%, 11/1/32	10,000	10,778
5.88%, 8/1/33	6,000	6,533
5.40%, 9/15/33	12,000	12,668
5.15%, 3/15/34	10,000	10,370
4.75%, 3/15/39	24,000	23,331
4.35%, 1/30/47	24,000	20,956
4.20%, 3/1/48	29,000	24,848
4.90%, 3/15/49	61,000	57,812
2.90%, 12/15/51	19,000	12,612
6.25%, 11/1/52	24,000	27,509
5.45%, 3/15/53	29,000	29,754
5.70%, 9/15/53	49,000	52,144
5.45%, 3/15/54	24,000	24,736
Martin Marietta Materials, Inc.
3.45%, 6/1/27	20,000	19,517
3.50%, 12/15/27	30,000	29,225
2.50%, 3/15/30, Series CB	35,000	31,632
2.40%, 7/15/31	65,000	56,033
4.25%, 12/15/47	55,000	46,713
3.20%, 7/15/51	80,000	56,027
Marvell Technology, Inc.
1.65%, 4/15/26	31,000	29,540
2.45%, 4/15/28	46,000	42,562
4.88%, 6/22/28	30,000	30,134
5.75%, 2/15/29	31,000	32,360
2.95%, 4/15/31	54,000	48,262
5.95%, 9/15/33	36,000	38,287
Masco Corp.
2.00%, 2/15/31	180,000	152,552
3.13%, 2/15/51	25,000	17,089
Mass General Brigham, Inc.
3.77%, 7/1/48, Series 2017	6,000	5,013
3.19%, 7/1/49, Series 2020	8,000	5,983
4.12%, 7/1/55, Series 2015	6,000	5,172
3.34%, 7/1/60, Series 2020	13,000	9,358
Massachusetts Institute of Technology
3.96%, 7/1/38	14,000	13,419
5.60%, 7/1/2111	45,000	50,116
Massachusetts Mutual Life Insurance Co.
5.67%, 12/1/52(d)	18,000	18,298
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.233% thereafter)(a)(d)	213,000	194,237
Mastercard, Inc.
3.50%, 2/26/28	412,000	403,513
4.88%, 3/9/28	664,000	683,216
2.95%, 3/15/51	29,000	20,398
Investments	Principal Amount	Value
Matador Resources Co. 6.88%, 4/15/28(d)	$20,000	$20,560
Match Group Holdings II LLC
5.00%, 12/15/27(d)	18,000	17,709
4.63%, 6/1/28(d)	69,000	66,506
5.63%, 2/15/29(d)	26,000	25,953
4.13%, 8/1/30(d)	21,000	19,403
Mattel, Inc.
5.88%, 12/15/27(d)	319,000	322,710
5.45%, 11/1/41	27,000	25,321
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/27(d)	110,000	113,815
9.25%, 4/15/27(d)	55,000	55,949
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/29(d)	29,000	27,989
Mayo Clinic
3.77%, 11/15/43, Series 2012-B	6,000	5,140
4.00%, 11/15/47, Series 2013	6,000	5,181
4.13%, 11/15/52, Series 2016	7,000	6,210
3.20%, 11/15/61, Series 2021	50,000	35,614
MBIA, Inc. 5.70%, 12/1/34	13,000	11,724
McAfee Corp. 7.38%, 2/15/30(d)	130,000	124,825
McCormick & Co., Inc.
0.90%, 2/15/26	31,000	29,387
3.40%, 8/15/27	46,000	44,845
2.50%, 4/15/30	36,000	32,342
1.85%, 2/15/31	36,000	30,430
4.95%, 4/15/33	36,000	36,672
4.20%, 8/15/47	31,000	27,568
McDonald’s Corp.
2.13%, 3/1/30	590,000	526,103
4.95%, 8/14/33	540,000	553,095
4.88%, 12/9/45	714,000	673,723
3.63%, 9/1/49	160,000	122,210
McGraw-Hill Education, Inc. 5.75%, 8/1/28(d)	85,000	83,399
McKesson Corp. 0.90%, 12/3/25	412,000	393,448
McLaren Health Care Corp. 4.39%, 5/15/48, Series A	22,000	19,615
MDC Holdings, Inc.
3.85%, 1/15/30	21,000	20,253
2.50%, 1/15/31	25,000	21,986
6.00%, 1/15/43	45,000	47,478
3.97%, 8/6/61	35,000	30,124
Medline Borrower LP
3.88%, 4/1/29(d)	227,000	214,949
5.25%, 10/1/29(d)	59,000	58,055
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/29(d)	50,000	51,599

See Notes to Financial Statements.

WisdomTree Trust    113

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Medtronic, Inc. 4.38%, 3/15/35	$295,000	$289,156
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/42	39,000	38,719
Merck & Co., Inc.
0.75%, 2/24/26	412,000	391,487
1.45%, 6/24/30	151,000	129,285
3.90%, 3/7/39	412,000	371,051
4.15%, 5/18/43	412,000	367,409
2.45%, 6/24/50	35,000	21,885
2.90%, 12/10/61	73,000	45,759
5.15%, 5/17/63	56,000	55,809
Meta Platforms, Inc.
3.50%, 8/15/27	59,000	58,133
3.85%, 8/15/32	183,000	175,352
4.45%, 8/15/52	59,000	52,889
4.65%, 8/15/62	100,000	90,126
MetLife, Inc.
4.55%, 3/23/30	168,000	170,429
5.38%, 7/15/33	225,000	235,912
5.70%, 6/15/35	620,000	664,590
4.88%, 11/13/43	45,000	42,858
4.05%, 3/1/45	44,000	37,218
5.00%, 7/15/52	102,000	98,315
Metropolitan Life Global Funding I 3.45%, 12/18/26(d)	339,000	332,383
MGIC Investment Corp. 5.25%, 8/15/28	40,000	39,876
MGM Resorts International
5.75%, 6/15/25	28,000	28,018
4.63%, 9/1/26	17,000	16,794
5.50%, 4/15/27	38,000	38,059
4.75%, 10/15/28	31,000	30,214
6.50%, 4/15/32	31,000	31,289
Michaels Cos., Inc. 7.88%, 5/1/29(d)	248,000	149,130
Microchip Technology, Inc. 4.25%, 9/1/25	275,000	272,954
Micron Technology, Inc.
4.98%, 2/6/26	171,000	171,563
4.19%, 2/15/27	175,000	173,365
4.66%, 2/15/30	61,000	60,915
2.70%, 4/15/32	71,000	60,869
5.88%, 2/9/33	54,000	56,854
3.48%, 11/1/51	187,000	133,026
Microsoft Corp.
3.30%, 2/6/27	334,000	328,906
2.53%, 6/1/50	452,000	301,629
2.92%, 3/17/52	220,000	157,830
Mid-America Apartments LP 1.70%, 2/15/31	137,000	114,200
Investments	Principal Amount	Value
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/28(d)	$25,000	$24,669
Midcap Financial Issuer Trust 6.50%, 5/1/28(d)	200,000	192,368
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(d)	31,000	29,680
Mississippi Power Co. 4.25%, 3/15/42, Series 12-A	672,000	583,538
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/32(d)	29,000	29,839
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/30(d)	20,000	19,058
Mobius Merger Sub, Inc. 9.00%, 6/1/30(d)	20,000	19,495
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(d)	26,000	18,602
Mohawk Industries, Inc.
5.85%, 9/18/28	37,000	38,767
3.63%, 5/15/30	35,000	33,274
Mohegan Tribal Gaming Authority 8.00%, 2/1/26(d)	79,000	76,438
Molina Healthcare, Inc.
4.38%, 6/15/28(d)	47,000	45,277
3.88%, 11/15/30(d)	27,000	24,851
3.88%, 5/15/32(d)	31,000	27,948
Molson Coors Beverage Co.
3.00%, 7/15/26	123,000	119,680
5.00%, 5/1/42	100,000	95,245
4.20%, 7/15/46	163,000	136,856
Mondelez International, Inc.
1.50%, 5/4/25	45,000	43,979
2.63%, 3/17/27	45,000	43,110
4.13%, 5/7/28	30,000	29,782
4.75%, 2/20/29	35,000	35,535
2.75%, 4/13/30	55,000	50,486
1.50%, 2/4/31	80,000	66,489
3.00%, 3/17/32	55,000	49,312
1.88%, 10/15/32	45,000	36,971
2.63%, 9/4/50	100,000	63,528
Monongahela Power Co.
3.55%, 5/15/27(d)	18,000	17,568
5.85%, 2/15/34(d)	16,000	16,942
5.40%, 12/15/43(d)	115,000	111,925
Montefiore Obligated Group 5.25%, 11/1/48, Series 18-C	45,000	37,580
Moody’s Corp.
2.00%, 8/19/31	304,000	257,965
3.75%, 2/25/52	191,000	150,542

See Notes to Financial Statements.

114    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Morgan Stanley
4.00%, 7/23/25	$220,000	$218,559
5.00%, 11/24/25	123,000	123,230
4.35%, 9/8/26	533,000	530,234
6.14%, 10/16/26, (6.138% fixed rate until 10/16/25; Secured Overnight Financing Rate + 1.77% thereafter)(a)	91,000	92,208
3.63%, 1/20/27	309,000	304,275
5.05%, 1/28/27, (5.05% fixed rate until 1/28/26; Secured Overnight Financing Rate + 1.295% thereafter)(a)	110,000	110,648
3.95%, 4/23/27	309,000	304,739
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	516,000	490,386
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	176,000	174,437
3.59%, 7/22/28	1,401,000	1,361,716
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	753,000	734,416
5.12%, 2/1/29, (5.123% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.73% thereafter)(a)	183,000	186,224
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	201,000	204,851
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	67,000	60,687
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	451,000	450,224
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,455,000	1,201,554
4.30%, 1/27/45	38,000	34,108
4.38%, 1/22/47	110,000	98,561
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(a)	46,000	49,054
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(a)	98,000	65,893
Mosaic Co.
4.05%, 11/15/27	43,000	42,276
5.38%, 11/15/28	25,000	25,679
5.45%, 11/15/33	36,000	36,787
4.88%, 11/15/41	27,000	24,689
5.63%, 11/15/43	54,000	53,796
Motiva Enterprises LLC 6.85%, 1/15/40(d)	28,000	30,462
Investments	Principal Amount	Value
Motorola Solutions, Inc.
4.60%, 2/23/28	$45,000	$45,167
5.00%, 4/15/29	30,000	30,587
4.60%, 5/23/29	55,000	55,149
2.30%, 11/15/30	65,000	56,715
2.75%, 5/24/31	60,000	53,023
5.60%, 6/1/32	45,000	47,000
5.40%, 4/15/34	80,000	82,597
5.50%, 9/1/44	35,000	35,406
Mount Sinai Hospital
3.98%, 7/1/48, Series 2017	13,000	10,142
3.74%, 7/1/49, Series 2019	55,000	38,582
3.39%, 7/1/50, Series 2020	36,000	23,308
MPH Acquisition Holdings LLC 5.75%, 11/1/28(d)	94,000	43,257
MPLX LP
4.88%, 6/1/25	75,000	74,859
1.75%, 3/1/26	90,000	86,147
4.13%, 3/1/27	75,000	74,213
4.25%, 12/1/27	45,000	44,528
4.00%, 3/15/28	77,000	75,538
4.80%, 2/15/29	45,000	45,453
2.65%, 8/15/30	105,000	93,970
4.95%, 9/1/32	70,000	69,424
5.00%, 3/1/33	80,000	79,283
5.50%, 6/1/34	159,000	161,941
4.50%, 4/15/38	160,000	146,090
5.20%, 3/1/47	91,000	85,013
5.20%, 12/1/47	45,000	41,613
4.70%, 4/15/48	135,000	116,269
5.50%, 2/15/49	135,000	129,769
4.95%, 3/14/52	135,000	119,549
5.65%, 3/1/53	45,000	44,079
4.90%, 4/15/58	45,000	39,052
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26	134,000	126,119
4.63%, 8/1/29	76,000	58,475
MSCI, Inc. 3.63%, 11/1/31(d)	160,000	145,371
Munich Re America Corp. 7.45%, 12/15/26, Series B	152,000	162,020
Murphy Oil Corp.
5.88%, 12/1/27	18,000	18,073
6.38%, 7/15/28	15,000	15,214
5.88%, 12/1/42	17,000	15,526
Murphy Oil USA, Inc.
5.63%, 5/1/27	12,000	12,019
4.75%, 9/15/29	43,000	41,784
3.75%, 2/15/31(d)	20,000	18,111

See Notes to Financial Statements.

WisdomTree Trust    115

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Mutual of Omaha Cos. Global Funding
5.80%, 7/27/26(d)	$16,000	$16,285
5.35%, 4/9/27(d)	20,000	20,391
5.45%, 12/12/28(d)	16,000	16,499
Mutual of Omaha Insurance Co.
6.14%, 1/16/64, (6.144% fixed rate until 10/16/53; 10-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(d)	12,000	12,456
Mylan, Inc.
4.55%, 4/15/28	45,000	44,568
5.40%, 11/29/43	45,000	40,811
5.20%, 4/15/48	70,000	60,032
Nabors Industries Ltd. 7.50%, 1/15/28(d)	16,000	15,750
Nabors Industries, Inc.
7.38%, 5/15/27(d)	29,000	29,335
9.13%, 1/31/30(d)	27,000	29,054
Nasdaq, Inc.
5.65%, 6/28/25	30,000	30,155
3.85%, 6/30/26	30,000	29,695
5.35%, 6/28/28	60,000	61,999
1.65%, 1/15/31	46,000	38,579
5.55%, 2/15/34	90,000	93,854
2.50%, 12/21/40	60,000	41,793
3.25%, 4/28/50	45,000	32,011
3.95%, 3/7/52	50,000	39,458
5.95%, 8/15/53	70,000	75,158
6.10%, 6/28/63	70,000	75,903
National Fuel Gas Co. 5.20%, 7/15/25	412,000	411,464
National Grid USA 5.80%, 4/1/35	595,000	616,479
National Life Insurance Co.
5.25%, 7/19/68, (5.25% fixed rate until 7/19/48; Secured Overnight Financing Rate + 3.356% thereafter)(a)(d)	20,000	17,428
National Rural Utilities Cooperative Finance Corp.
4.80%, 3/15/28	74,000	75,072
5.80%, 1/15/33	97,000	103,732
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.672% thereafter)(a)	453,000	451,120
4.30%, 3/15/49	26,000	22,380
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/26(d)	21,000	20,768
6.00%, 1/15/27(d)	25,000	24,983
5.50%, 8/15/28(d)	35,000	34,471
5.13%, 12/15/30(d)	27,000	25,667
5.75%, 11/15/31(d)	25,000	24,374
7.13%, 2/1/32(d)	41,000	42,650
Investments	Principal Amount	Value
Nationwide Financial Services, Inc.
5.30%, 11/18/44, Series SR(d)	$55,000	$53,280
3.90%, 11/30/49(d)	103,000	80,884
6.75%, 5/15/87, Series JR	35,000	35,732
Nationwide Mutual Insurance Co.
7.88%, 4/1/33(d)	10,000	11,454
9.38%, 8/15/39(d)	30,000	40,101
Navient Corp. 4.88%, 3/15/28	198,000	188,827
NCL Corp. Ltd.
5.88%, 3/15/26(d)	159,000	159,014
5.88%, 2/15/27(d)	41,000	41,121
8.13%, 1/15/29(d)	32,000	34,260
7.75%, 2/15/29(d)	25,000	26,691
NCL Finance Ltd. 6.13%, 3/15/28(d)	22,000	22,267
NCR Atleos Corp. 9.50%, 4/1/29(d)	55,000	60,686
NCR Voyix Corp.
5.00%, 10/1/28(d)	30,000	29,624
5.13%, 4/15/29(d)	44,000	43,342
5.25%, 10/1/30(d)	21,000	20,479
Neptune Bidco U.S., Inc. 9.29%, 4/15/29(d)	108,000	107,975
NESCO Holdings II, Inc. 5.50%, 4/15/29(d)	38,000	35,223
Nestle Capital Corp. 4.88%, 3/12/34(d)	535,000	546,214
Nestle Holdings, Inc.
4.13%, 10/1/27(d)	274,000	273,230
4.85%, 3/14/33(d)	190,000	195,491
NetApp, Inc.
1.88%, 6/22/25	46,000	44,821
2.38%, 6/22/27	34,000	32,139
2.70%, 6/22/30	50,000	44,965
Netflix, Inc.
3.63%, 6/15/25(d)	21,000	20,797
4.38%, 11/15/26	62,000	62,060
4.88%, 4/15/28	99,000	101,036
5.88%, 11/15/28	117,000	123,921
6.38%, 5/15/29	57,000	61,798
5.38%, 11/15/29(d)	37,000	38,652
4.88%, 6/15/30(d)	41,000	41,946
Nevada Power Co. 3.13%, 8/1/50, Series EE	61,000	41,110
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/28(d)	28,000	27,184
New Fortress Energy, Inc. 6.50%, 9/30/26(d)	186,000	160,767
See Notes to Financial Statements.

116    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
New York & Presbyterian Hospital
2.26%, 8/1/40	$5,000	$3,564
4.06%, 8/1/56	5,000	4,310
2.61%, 8/1/60	5,000	3,045
3.95%, 8/1/2119, Series 2019	10,000	7,537
New York Life Global Funding
0.95%, 6/24/25(d)	20,000	19,392
3.60%, 8/5/25(d)	25,000	24,774
0.85%, 1/15/26(d)	35,000	33,373
4.70%, 4/2/26(d)	25,000	25,118
1.15%, 6/9/26(d)	15,000	14,171
2.35%, 7/14/26(d)	20,000	19,301
5.45%, 9/18/26(d)	40,000	40,857
4.90%, 4/2/27(d)	25,000	25,451
3.25%, 4/7/27(d)	20,000	19,487
4.85%, 1/9/28(d)	41,000	41,640
3.00%, 1/10/28(d)	30,000	28,769
4.90%, 6/13/28(d)	30,000	30,623
4.70%, 1/29/29(d)	44,000	44,626
1.20%, 8/7/30(d)	25,000	20,852
1.85%, 8/1/31(d)	20,000	16,746
4.55%, 1/28/33(d)	40,000	39,426
5.00%, 1/9/34(d)	45,000	45,794
New York Life Insurance Co.
5.88%, 5/15/33(d)	40,000	42,706
6.75%, 11/15/39(d)	40,000	46,495
3.75%, 5/15/50(d)	50,000	38,956
4.45%, 5/15/69(d)	40,000	34,000
New York State Electric & Gas Corp. 3.30%, 9/15/49(d)	71,000	49,007
Newell Brands, Inc.
4.88%, 6/1/25	20,000	19,930
5.70%, 4/1/26	91,000	90,818
6.38%, 9/15/27	20,000	20,161
6.63%, 9/15/29	22,000	22,022
6.88%, 4/1/36	15,000	14,309
7.00%, 4/1/46	28,000	24,257
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28(d)	21,000	20,991
6.00%, 2/15/29(d)	28,000	17,885
Newmark Group, Inc. 7.50%, 1/12/29	25,000	26,621
Newmont Corp. 2.25%, 10/1/30	579,000	513,990
Newmont Corp./Newcrest Finance Pty. Ltd. 4.20%, 5/13/50(d)	231,000	199,034
News Corp.
3.88%, 5/15/29(d)	41,000	38,584
5.13%, 2/15/32(d)	31,000	30,175
Nexstar Media, Inc. 5.63%, 7/15/27(d)	180,000	176,038
Investments	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/53	$19,000	$18,526
5.55%, 3/15/54	77,000	77,747
5.11%, 9/29/57(d)	660,000	634,583
NextEra Energy Operating Partners LP
3.88%, 10/15/26(d)	20,000	19,352
4.50%, 9/15/27(d)	23,000	22,213
7.25%, 1/15/29(d)	36,000	37,728
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(d)	37,000	37,882
8.38%, 2/15/32(d)	53,000	54,642
NGPL PipeCo LLC
4.88%, 8/15/27(d)	29,000	28,963
3.25%, 7/15/31(d)	30,000	26,311
7.77%, 12/15/37(d)	20,000	23,692
Niagara Mohawk Power Corp. 5.78%, 9/16/52(d)	119,000	122,362
NIKE, Inc.
3.25%, 3/27/40	100,000	81,729
3.63%, 5/1/43	184,000	153,750
NiSource, Inc.
0.95%, 8/15/25	77,000	74,148
3.49%, 5/15/27	60,000	58,487
5.25%, 3/30/28	65,000	66,488
2.95%, 9/1/29	55,000	51,003
3.60%, 5/1/30	71,000	67,429
1.70%, 2/15/31	55,000	45,785
5.40%, 6/30/33	30,000	30,836
5.35%, 4/1/34	60,000	61,301
5.95%, 6/15/41	30,000	31,358
5.25%, 2/15/43	67,000	64,991
4.80%, 2/15/44	70,000	64,131
5.65%, 2/1/45	45,000	45,468
4.38%, 5/15/47	90,000	76,827
3.95%, 3/30/48	70,000	55,677
5.00%, 6/15/52	30,000	28,148
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/26(d)	236,000	220,129
NNN REIT, Inc.
4.30%, 10/15/28	351,000	346,714
3.10%, 4/15/50	32,000	21,455
3.50%, 4/15/51	41,000	29,641
3.00%, 4/15/52	41,000	26,463
Noble Finance II LLC 8.00%, 4/15/30(d)	25,000	25,980
Nordson Corp.
5.60%, 9/15/28	21,000	21,782
5.80%, 9/15/33	35,000	37,339
Nordstrom, Inc. 4.25%, 8/1/31	129,000	115,323

See Notes to Financial Statements.

WisdomTree Trust    117

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Norfolk Southern Corp.
3.65%, 8/1/25	$20,000	$19,781
2.90%, 6/15/26	35,000	34,057
7.80%, 5/15/27	20,000	21,702
3.15%, 6/1/27	20,000	19,360
3.80%, 8/1/28	35,000	34,405
2.55%, 11/1/29	30,000	27,471
5.05%, 8/1/30	45,000	46,449
2.30%, 5/15/31	35,000	30,618
3.00%, 3/15/32	45,000	40,419
4.45%, 3/1/33	36,000	35,497
5.55%, 3/15/34	30,000	31,746
4.84%, 10/1/41	55,000	52,596
3.95%, 10/1/42	54,000	45,699
4.45%, 6/15/45	45,000	40,233
4.65%, 1/15/46	55,000	50,352
3.94%, 11/1/47	70,000	56,951
4.15%, 2/28/48	65,000	54,982
4.10%, 5/15/49	35,000	29,046
3.40%, 11/1/49	35,000	25,773
3.05%, 5/15/50	70,000	48,213
2.90%, 8/25/51	55,000	36,266
4.05%, 8/15/52	70,000	57,263
3.70%, 3/15/53	35,000	26,845
4.55%, 6/1/53	70,000	62,079
5.35%, 8/1/54	90,000	90,346
3.16%, 5/15/55	70,000	47,113
5.95%, 3/15/64	55,000	59,610
5.10%, 8/1/2118	30,000	27,002
4.10%, 5/15/2121	55,000	41,983
Northern Natural Gas Co. 4.30%, 1/15/49(d)	35,000	28,876
Northern Oil & Gas, Inc.
8.13%, 3/1/28(d)	29,000	29,692
8.75%, 6/15/31(d)	20,000	21,418
Northern States Power Co.
6.25%, 6/1/36	20,000	22,331
3.40%, 8/15/42	24,000	19,036
4.00%, 8/15/45	15,000	12,528
3.60%, 9/15/47	29,000	22,456
2.60%, 6/1/51	142,000	89,544
Northern Trust Corp.
3.95%, 10/30/25	52,000	51,605
4.00%, 5/10/27	69,000	68,728
3.65%, 8/3/28	35,000	34,441
3.15%, 5/3/29	10,000	9,577
1.95%, 5/1/30	21,000	18,561
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.173% thereafter)(a)	24,000	23,282
6.13%, 11/2/32	21,000	23,034
Investments	Principal Amount	Value
Northrop Grumman Corp.
3.20%, 2/1/27	$46,000	$44,808
3.25%, 1/15/28	125,000	120,700
4.60%, 2/1/29	30,000	30,250
4.40%, 5/1/30	55,000	54,890
4.70%, 3/15/33	70,000	70,190
4.90%, 6/1/34	75,000	75,776
5.15%, 5/1/40	45,000	44,968
5.05%, 11/15/40	25,000	24,647
4.75%, 6/1/43	85,000	79,778
3.85%, 4/15/45	55,000	45,261
4.03%, 10/15/47	204,000	170,352
5.25%, 5/1/50	90,000	89,881
4.95%, 3/15/53	90,000	85,755
5.20%, 6/1/54	105,000	103,969
Northwell Healthcare, Inc.
3.98%, 11/1/46	22,000	18,089
4.26%, 11/1/47	37,000	31,418
3.81%, 11/1/49	20,000	15,796
Northwest Pipeline LLC 4.00%, 4/1/27	30,000	29,524
NorthWestern Corp. 4.18%, 11/15/44	24,000	20,387
Northwestern Mutual Life Insurance Co. 3.63%, 9/30/59(d)	244,000	177,437
Northwestern University
4.64%, 12/1/44	11,000	10,810
2.64%, 12/1/50, Series 2020	6,000	4,080
3.66%, 12/1/57, Series 2017	6,000	4,950
NOV, Inc.
3.60%, 12/1/29	36,000	34,164
3.95%, 12/1/42	100,000	79,107
Novant Health, Inc.
2.64%, 11/1/36	22,000	17,512
3.17%, 11/1/51	38,000	27,078
3.32%, 11/1/61	22,000	15,275
Novelis Corp.
4.75%, 1/30/30(d)	104,000	99,654
3.88%, 8/15/31(d)	23,000	20,662
NRG Energy, Inc.
2.45%, 12/2/27(d)	98,000	90,994
3.38%, 2/15/29(d)	212,000	195,099
NSTAR Electric Co. 1.95%, 8/15/31	6,000	5,102
Nucor Corp.
2.00%, 6/1/25	32,000	31,309
5.20%, 8/1/43	15,000	15,130
4.40%, 5/1/48	14,000	12,394
3.85%, 4/1/52	24,000	19,059
2.98%, 12/15/55	95,000	60,598

See Notes to Financial Statements.

118    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
NuStar Logistics LP
5.75%, 10/1/25	$25,000	$25,038
6.00%, 6/1/26	20,000	20,196
5.63%, 4/28/27	23,000	23,097
6.38%, 10/1/30	25,000	26,193
Nuveen LLC 4.00%, 11/1/28(d)	40,000	39,322
NVIDIA Corp.
3.20%, 9/16/26	21,000	20,638
1.55%, 6/15/28	26,000	23,822
2.85%, 4/1/30	31,000	29,094
2.00%, 6/15/31	25,000	21,869
3.50%, 4/1/40	21,000	18,190
3.50%, 4/1/50	41,000	33,208
3.70%, 4/1/60	10,000	8,124
NVR, Inc. 3.00%, 5/15/30	64,000	58,740
NYU Langone Hospitals
5.75%, 7/1/43, Series 13-A	15,000	16,286
4.78%, 7/1/44	13,000	12,593
4.37%, 7/1/47	24,000	22,171
3.38%, 7/1/55, Series 2020	24,000	17,711
O’Reilly Automotive, Inc.
3.55%, 3/15/26	31,000	30,497
5.75%, 11/20/26	46,000	47,146
3.60%, 9/1/27	46,000	44,940
4.35%, 6/1/28	31,000	30,917
3.90%, 6/1/29	36,000	35,099
4.20%, 4/1/30	36,000	35,340
1.75%, 3/15/31	36,000	30,106
4.70%, 6/15/32	61,000	60,881
Occidental Petroleum Corp.
3.50%, 8/15/29	155,000	145,779
7.88%, 9/15/31	673,000	775,787
6.45%, 9/15/36	284,000	308,092
4.20%, 3/15/48	118,000	92,159
Office Properties Income Trust 9.00%, 9/30/29(d)	427,000	347,672
Oglethorpe Power Corp.
5.95%, 11/1/39	136,000	141,524
5.38%, 11/1/40	40,000	38,976
5.05%, 10/1/48	45,000	41,407
3.75%, 8/1/50	40,000	30,091
5.25%, 9/1/50	25,000	23,555
6.20%, 12/1/53	35,000	37,470
Ohio Edison Co.
5.50%, 1/15/33(d)	12,000	12,326
6.88%, 7/15/36	32,000	37,168
Ohio Power Co. 2.90%, 10/1/51, Series R	56,000	35,680
OI European Group BV 4.75%, 2/15/30(d)	16,000	15,056
Investments	Principal Amount	Value
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	$29,000	$28,312
3.30%, 3/15/30	6,000	5,628
3.25%, 4/1/30	6,000	5,628
5.40%, 1/15/33	33,000	34,387
4.15%, 4/1/47	17,000	14,098
3.85%, 8/15/47	13,000	10,326
5.60%, 4/1/53	15,000	15,231
Old Republic International Corp.
3.88%, 8/26/26	34,000	33,442
5.75%, 3/28/34	29,000	30,018
3.85%, 6/11/51	59,000	43,517
Olin Corp. 5.63%, 8/1/29	65,000	64,902
Olympus Water U.S. Holding Corp. 7.13%, 10/1/27(d)	200,000	203,850
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	119,000	118,022
3.63%, 10/1/29	35,000	32,592
3.38%, 2/1/31	58,000	51,789
3.25%, 4/15/33	34,000	28,791
Omnicom Group, Inc.
2.45%, 4/30/30	43,000	38,270
4.20%, 6/1/30	43,000	42,143
2.60%, 8/1/31	57,000	49,773
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/26	86,000	84,547
ON Semiconductor Corp. 3.88%, 9/1/28(d)	29,000	27,660
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	35,000	33,528
4.30%, 5/15/28	45,000	44,884
3.70%, 11/15/28	50,000	48,787
5.75%, 3/15/29	25,000	26,366
2.75%, 5/15/30	15,000	13,723
7.00%, 5/1/32	10,000	11,416
4.15%, 6/1/32	10,000	9,661
4.55%, 9/15/32	15,000	14,855
7.25%, 1/15/33	5,000	5,898
5.65%, 11/15/33	15,000	15,948
7.50%, 9/1/38	15,000	18,662
5.25%, 9/30/40	20,000	19,994
4.55%, 12/1/41	20,000	18,331
5.30%, 6/1/42	15,000	15,075
3.75%, 4/1/45	25,000	20,067
3.80%, 9/30/47	15,000	12,060
4.10%, 11/15/48	20,000	16,641
3.80%, 6/1/49	20,000	15,941
3.10%, 9/15/49	179,000	124,172
3.70%, 5/15/50	15,000	11,633
2.70%, 11/15/51	90,000	56,727
4.60%, 6/1/52	15,000	13,375

See Notes to Financial Statements.

WisdomTree Trust    119

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
4.95%, 9/15/52	$40,000	$38,024
5.35%, 10/1/52	15,000	14,909
ONE Gas, Inc.
5.10%, 4/1/29	21,000	21,578
2.00%, 5/15/30	6,000	5,281
4.25%, 9/1/32	6,000	5,843
4.66%, 2/1/44	29,000	26,427
4.50%, 11/1/48	20,000	17,518
OneAmerica Financial Partners, Inc. 4.25%, 10/15/50(d)	16,000	11,726
OneMain Finance Corp.
7.13%, 3/15/26	69,000	70,379
4.00%, 9/15/30	185,000	164,052
ONEOK Partners LP 6.20%, 9/15/43	412,000	429,428
ONEOK, Inc.
4.20%, 12/1/42	619,000	506,633
5.15%, 10/15/43	11,000	10,402
4.20%, 10/3/47	133,000	106,292
5.20%, 7/15/48	100,000	92,013
4.45%, 9/1/49	23,000	18,778
Option Care Health, Inc. 4.38%, 10/31/29(d)	20,000	19,022
Oracle Corp.
1.65%, 3/25/26	309,000	295,098
3.25%, 11/15/27	483,000	466,728
2.95%, 4/1/30	1,310,000	1,203,392
3.90%, 5/15/35	429,000	387,696
6.13%, 7/8/39	164,000	177,143
5.38%, 7/15/40	642,000	635,753
4.13%, 5/15/45	657,000	537,006
3.85%, 4/1/60	70,000	50,557
4.10%, 3/25/61	1,775,000	1,344,740
Orlando Health Obligated Group
4.09%, 10/1/48	16,000	14,047
3.33%, 10/1/50	17,000	13,034
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/30(d)	24,000	22,598
Otis Worldwide Corp.
2.06%, 4/5/25	80,000	78,595
2.29%, 4/5/27	31,000	29,378
5.25%, 8/16/28	46,000	47,363
2.57%, 2/15/30	106,000	95,788
3.11%, 2/15/40	68,000	52,765
3.36%, 2/15/50	68,000	50,051
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(d)	27,000	26,840
4.25%, 1/15/29(d)	20,000	18,941
4.63%, 3/15/30(d)	28,000	26,309
7.38%, 2/15/31(d)	23,000	24,448
Investments	Principal Amount	Value
Ovintiv, Inc.
5.65%, 5/15/25	$35,000	$35,071
5.38%, 1/1/26	30,000	30,120
5.65%, 5/15/28	45,000	46,353
8.13%, 9/15/30	20,000	23,124
7.20%, 11/1/31	25,000	27,790
7.38%, 11/1/31	35,000	39,209
6.25%, 7/15/33	45,000	47,583
6.50%, 8/15/34	55,000	59,612
6.63%, 8/15/37	40,000	42,759
6.50%, 2/1/38	40,000	42,495
7.10%, 7/15/53	35,000	39,569
Owens & Minor, Inc.
4.50%, 3/31/29(d)	20,000	18,241
6.63%, 4/1/30(d)	23,000	22,286
Owens Corning
3.40%, 8/15/26	25,000	24,463
5.50%, 6/15/27	30,000	30,780
3.95%, 8/15/29	32,000	31,005
3.50%, 2/15/30	294,000	276,766
3.88%, 6/1/30	21,000	20,137
5.70%, 6/15/34	73,000	76,327
7.00%, 12/1/36	34,000	39,384
4.30%, 7/15/47	54,000	44,934
4.40%, 1/30/48	36,000	30,360
5.95%, 6/15/54	65,000	67,432
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(d)	25,000	25,093
7.25%, 5/15/31(d)	47,000	47,662
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/25(d)	58,000	54,782
PACCAR Financial Corp.
2.85%, 4/7/25	29,000	28,662
3.55%, 8/11/25	44,000	43,634
4.95%, 10/3/25	215,000	215,841
4.45%, 3/30/26	37,000	37,116
1.10%, 5/11/26	22,000	20,841
5.05%, 8/10/26	29,000	29,430
5.20%, 11/9/26	37,000	37,725
2.00%, 2/4/27	22,000	20,885
4.60%, 1/10/28	22,000	22,228
4.95%, 8/10/28	22,000	22,545
4.60%, 1/31/29	44,000	44,667
5.00%, 3/22/34	7,000	7,220
Pacific Gas & Electric Co.
2.10%, 8/1/27	619,000	575,144
2.50%, 2/1/31	352,000	302,833
4.50%, 7/1/40	37,000	32,123
3.30%, 8/1/40	619,000	464,120
4.95%, 7/1/50	610,000	531,865
3.50%, 8/1/50	619,000	427,952
See Notes to Financial Statements.

120    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Pacific Life Global Funding II
1.20%, 6/24/25(d)	$25,000	$24,279
1.38%, 4/14/26(d)	35,000	33,307
5.50%, 8/28/26(d)	25,000	25,483
1.45%, 1/20/28(d)	25,000	22,673
4.90%, 4/4/28(d)	15,000	15,197
5.50%, 7/18/28(d)	20,000	20,703
1.60%, 9/21/28(d)	10,000	8,948
4.90%, 1/11/29(d)	15,000	15,268
2.45%, 1/11/32(d)	15,000	12,605
Pacific Life Insurance Co.
9.25%, 6/15/39(d)	10,000	13,741
4.30%, 10/24/67, (4.30% fixed rate until 10/24/47; Secured Overnight Financing Rate + 2.838% thereafter)(a)(d)	30,000	24,386
Pacific LifeCorp
6.60%, 9/15/33(d)	25,000	27,763
5.13%, 1/30/43(d)	15,000	14,419
3.35%, 9/15/50(d)	30,000	21,410
5.40%, 9/15/52(d)	30,000	29,998
PacifiCorp
4.15%, 2/15/50	1,222,000	976,549
2.90%, 6/15/52	49,000	30,816
Packaging Corp. of America 3.00%, 12/15/29	341,000	317,413
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/28(d)	131,000	124,906
Panther Escrow Issuer LLC 7.13%, 6/1/31(d)	131,000	136,571
Paramount Global
3.38%, 2/15/28	439,000	409,442
4.95%, 1/15/31	91,000	84,795
4.20%, 5/19/32	291,000	253,240
6.88%, 4/30/36	143,000	143,013
5.90%, 10/15/40	91,000	79,021
5.25%, 4/1/44	101,000	78,774
4.95%, 5/19/50	165,000	123,392
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.941% thereafter)(a)	115,000	99,321
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(d)	30,000	29,801
4.88%, 5/15/29(d)	31,000	29,612
7.00%, 2/1/30(d)	22,000	22,614
Park River Holdings, Inc.
5.63%, 2/1/29(d)	16,000	13,208
6.75%, 8/1/29(d)	14,000	11,808
Parker-Hannifin Corp.
3.25%, 3/1/27	45,000	43,765
4.25%, 9/15/27	75,000	74,645
Investments	Principal Amount	Value
3.25%, 6/14/29	$70,000	$66,429
4.50%, 9/15/29	70,000	70,204
4.20%, 11/21/34	45,000	43,011
6.25%, 5/15/38, Series A	36,000	40,236
4.45%, 11/21/44	45,000	40,235
4.10%, 3/1/47(d)	55,000	46,448
4.00%, 6/14/49	70,000	58,071
PartnerRe Finance B LLC
3.70%, 7/2/29	48,000	46,214
4.50%, 10/1/50, (4.50% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(a)	45,000	41,263
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/28(d)	29,000	27,891
Patterson-UTI Energy, Inc. 7.15%, 10/1/33	58,000	62,898
PayPal Holdings, Inc.
2.30%, 6/1/30	161,000	144,127
4.40%, 6/1/32	195,000	193,922
3.25%, 6/1/50	44,000	31,761
5.05%, 6/1/52	44,000	42,845
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/29(d)	309,000	290,645
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	33,000	32,670
7.88%, 9/15/30(d)	20,000	20,859
PeaceHealth Obligated Group
1.38%, 11/15/25, Series 2020	22,000	21,082
4.79%, 11/15/48, Series 2018	19,000	17,490
3.22%, 11/15/50, Series 2020	22,000	15,276
PECO Energy Co.
5.95%, 10/1/36	180,000	196,596
4.15%, 10/1/44	309,000	266,883
Penn Entertainment, Inc.
5.63%, 1/15/27(d)	16,000	15,727
4.13%, 7/1/29(d)	16,000	14,358
Penn Mutual Life Insurance Co. 3.80%, 4/29/61(d)	20,000	13,689
PennyMac Financial Services, Inc. 4.25%, 2/15/29(d)	121,000	114,412
Penske Automotive Group, Inc.
3.50%, 9/1/25	61,000	60,137
3.75%, 6/15/29	27,000	25,166
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 7/15/25(d)	21,000	20,791
1.20%, 11/15/25(d)	31,000	29,681
4.45%, 1/29/26(d)	17,000	16,909
5.75%, 5/24/26(d)	29,000	29,423
1.70%, 6/15/26(d)	31,000	29,376
3.40%, 11/15/26(d)	25,000	24,328

See Notes to Financial Statements.

WisdomTree Trust    121

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
5.35%, 1/12/27(d)	$21,000	$21,302
4.20%, 4/1/27(d)	21,000	20,768
4.40%, 7/1/27(d)	31,000	30,821
5.88%, 11/15/27(d)	21,000	21,750
5.70%, 2/1/28(d)	31,000	31,902
5.55%, 5/1/28(d)	31,000	31,848
6.05%, 8/1/28(d)	45,000	47,087
5.35%, 3/30/29(d)	21,000	21,529
3.35%, 11/1/29(d)	12,000	11,223
6.20%, 6/15/30(d)	21,000	22,460
Pentair Finance SARL
4.50%, 7/1/29	28,000	27,679
5.90%, 7/15/32	28,000	29,662
PepsiCo Singapore Financing I Pte. Ltd.
4.65%, 2/16/27	40,000	40,435
4.55%, 2/16/29	33,000	33,349
4.70%, 2/16/34	9,000	9,091
PepsiCo, Inc.
2.75%, 4/30/25	75,000	74,031
3.50%, 7/17/25	50,000	49,576
5.25%, 11/10/25	95,000	96,037
4.55%, 2/13/26	35,000	35,142
2.85%, 2/24/26	62,000	60,818
2.38%, 10/6/26	75,000	72,468
5.13%, 11/10/26	50,000	51,022
2.63%, 3/19/27	35,000	33,763
3.00%, 10/15/27	110,000	106,748
3.60%, 2/18/28	55,000	54,163
4.45%, 5/15/28	50,000	50,732
7.00%, 3/1/29	35,000	39,128
2.63%, 7/29/29	20,000	18,685
2.75%, 3/19/30	30,000	27,800
1.63%, 5/1/30	21,000	18,304
1.40%, 2/25/31	15,000	12,571
1.95%, 10/21/31	25,000	21,439
3.90%, 7/18/32	25,000	24,280
4.45%, 2/15/33	20,000	20,679
5.50%, 1/15/40	25,000	26,823
3.50%, 3/19/40	15,000	12,621
4.88%, 11/1/40	15,000	14,970
2.63%, 10/21/41	35,000	25,675
4.00%, 3/5/42	78,000	69,060
3.60%, 8/13/42	15,000	12,449
4.25%, 10/22/44	15,000	13,453
4.45%, 4/14/46	84,000	77,324
3.45%, 10/6/46	43,000	33,957
4.00%, 5/2/47	27,000	23,132
3.38%, 7/29/49	24,000	18,333
2.88%, 10/15/49	49,000	34,439
3.63%, 3/19/50	197,000	158,073
2.75%, 10/21/51	49,000	32,943
Investments	Principal Amount	Value
4.20%, 7/18/52	$27,000	$23,781
4.65%, 2/15/53	24,000	22,705
3.88%, 3/19/60	25,000	20,459
Performance Food Group, Inc.
5.50%, 10/15/27(d)	43,000	42,817
4.25%, 8/1/29(d)	41,000	38,732
Permian Resources Operating LLC 5.88%, 7/1/29(d)	177,000	177,124
Perrigo Finance Unlimited Co. 4.38%, 3/15/26	200,000	196,928
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 5/19/30	740,000	752,136
5.30%, 5/19/53	110,000	110,661
5.34%, 5/19/63	48,000	47,676
Pfizer, Inc.
3.60%, 9/15/28	405,000	396,746
3.45%, 3/15/29	412,000	399,516
4.10%, 9/15/38	412,000	378,962
3.90%, 3/15/39	492,000	439,130
4.30%, 6/15/43	412,000	372,584
2.70%, 5/28/50	61,000	40,939
PG&E Corp. 5.25%, 7/1/30	86,000	84,266
PG&E Energy Recovery Funding LLC 1.46%, 7/15/33, Series A-1	1,341,571	1,215,959
PG&E Recovery Funding LLC 5.26%, 1/15/40, Series A-2	675,000	701,095
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/33, Series A-1	292,973	289,361
4.26%, 6/1/38, Series A-2	1,250,000	1,209,050
Philip Morris International, Inc.
4.88%, 2/13/26	170,000	170,879
5.63%, 11/17/29	327,000	344,462
5.13%, 2/15/30	165,000	169,676
2.10%, 5/1/30	24,000	21,193
5.38%, 2/15/33	360,000	371,531
4.88%, 11/15/43	271,000	254,851
Phillips 66
3.90%, 3/15/28	355,000	348,965
5.88%, 5/1/42	605,000	632,715
4.90%, 10/1/46	21,000	19,194
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	25,000	21,204
5.75%, 7/15/34	32,000	32,943
Piedmont Healthcare, Inc.
2.04%, 1/1/32, Series 2032	6,000	5,046
2.72%, 1/1/42, Series 2042	16,000	11,683
2.86%, 1/1/52	31,000	21,124
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/52	105,000	97,637

See Notes to Financial Statements.

122    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Piedmont Operating Partnership LP 3.15%, 8/15/30	$77,000	$65,914
Pike Corp.
5.50%, 9/1/28(d)	30,000	29,286
8.63%, 1/31/31(d)	16,000	17,325
Pilgrim’s Pride Corp.
4.25%, 4/15/31	72,000	67,794
3.50%, 3/1/32	64,000	56,637
6.25%, 7/1/33	72,000	76,154
6.88%, 5/15/34	46,000	50,829
Pioneer Natural Resources Co. 1.90%, 8/15/30	57,000	49,672
Pitney Bowes, Inc.
6.88%, 3/15/27(d)	16,000	15,845
7.25%, 3/15/29(d)	14,000	13,666
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	62,000	61,772
4.50%, 12/15/26	46,000	45,775
3.55%, 12/15/29	71,000	66,879
3.80%, 9/15/30	54,000	50,903
6.65%, 1/15/37	54,000	58,758
5.15%, 6/1/42	45,000	41,717
4.30%, 1/31/43	32,000	26,368
4.70%, 6/15/44	62,000	53,538
4.90%, 2/15/45	59,000	52,129
Playtika Holding Corp. 4.25%, 3/15/29(d)	29,000	26,141
PNC Bank NA 3.10%, 10/25/27	309,000	296,652
PNC Financial Services Group, Inc.
2.60%, 7/23/26	183,000	176,613
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	203,000	202,866
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	328,000	281,185
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	217,000	231,077
Polar Tankers, Inc. 5.95%, 5/10/37(d)	31,911	33,277
Post Holdings, Inc.
5.50%, 12/15/29(d)	100,000	98,467
4.63%, 4/15/30(d)	193,000	183,719
PPG Industries, Inc.
1.20%, 3/15/26	43,000	40,825
3.75%, 3/15/28	49,000	47,984
2.80%, 8/15/29	22,000	20,349
2.55%, 6/15/30	22,000	19,890
Investments	Principal Amount	Value
PRA Group, Inc.
7.38%, 9/1/25(d)	$44,000	$44,000
8.38%, 2/1/28(d)	16,000	16,352
5.00%, 10/1/29(d)	14,000	12,649
8.88%, 1/31/30(d)	16,000	16,568
Precision Castparts Corp. 3.25%, 6/15/25	175,000	173,033
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29(d)	31,000	23,813
5.88%, 9/1/31(d)	30,000	20,840
President & Fellows of Harvard College
4.61%, 2/15/35	15,000	15,293
3.15%, 7/15/46	10,000	7,807
2.52%, 10/15/50	10,000	6,698
3.75%, 11/15/52	10,000	8,489
3.30%, 7/15/56	10,000	7,691
Prestige Brands, Inc.
5.13%, 1/15/28(d)	31,000	30,619
3.75%, 4/1/31(d)	25,000	22,675
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(d)	55,000	55,234
3.38%, 8/31/27(d)	50,000	47,468
6.25%, 1/15/28(d)	53,000	52,886
Primerica, Inc. 2.80%, 11/19/31	42,000	36,335
Principal Financial Group, Inc.
3.10%, 11/15/26	24,000	23,254
3.70%, 5/15/29	10,000	9,679
2.13%, 6/15/30	126,000	109,835
6.05%, 10/15/36	100,000	108,959
Principal Life Global Funding II
1.25%, 8/16/26(d)	25,000	23,494
1.50%, 11/17/26(d)	25,000	23,518
5.00%, 1/16/27(d)	20,000	20,275
5.50%, 6/28/28(d)	12,000	12,337
5.10%, 1/25/29(d)	20,000	20,416
2.50%, 9/16/29(d)	20,000	18,254
Private Export Funding Corp. 3.90%, 10/15/27	59,000	58,793
Procter & Gamble Co.
1.00%, 4/23/26	21,000	19,979
2.80%, 3/25/27	77,000	74,735
1.95%, 4/23/31	259,000	228,099
PROG Holdings, Inc. 6.00%, 11/15/29(d)	25,000	24,422
Progress Energy, Inc. 6.00%, 12/1/39	733,000	774,913

See Notes to Financial Statements.

WisdomTree Trust    123

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Progressive Corp.
4.00%, 3/1/29	$612,000	$606,253
3.70%, 3/15/52	15,000	11,807
Prologis LP
3.25%, 10/1/26	309,000	302,273
2.25%, 4/15/30	100,000	89,393
1.75%, 7/1/30	292,000	251,651
4.38%, 9/15/48	66,000	58,002
3.00%, 4/15/50	35,000	23,949
Protective Life Corp.
4.30%, 9/30/28(d)	17,000	16,813
3.40%, 1/15/30(d)	17,000	15,917
Protective Life Global Funding 1.90%, 7/6/28(d)	219,000	200,668
Providence St. Joseph Health Obligated Group
2.75%, 10/1/26, Series H	22,000	21,123
2.53%, 10/1/29, Series 19A	13,000	11,819
5.40%, 10/1/33	12,000	12,355
3.74%, 10/1/47, Series I	18,000	14,334
3.93%, 10/1/48, Series A	15,000	12,008
2.70%, 10/1/51, Series 21A	34,000	21,196
Prudential Financial, Inc.
1.50%, 3/10/26	37,000	35,470
3.88%, 3/27/28	29,000	28,509
2.10%, 3/10/30	10,000	8,905
5.75%, 7/15/33, Series B	10,000	10,926
5.70%, 12/14/36, Series D	79,000	84,484
6.63%, 12/1/37, Series D	15,000	17,334
3.00%, 3/10/40	20,000	15,526
6.63%, 6/21/40	15,000	17,084
4.60%, 5/15/44	35,000	32,174
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; Secured Overnight Financing Rate + 3.073% thereafter)(a)	62,000	61,614
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.422% thereafter)(a)	45,000	43,092
3.91%, 12/7/47	40,000	32,296
4.42%, 3/27/48	20,000	17,440
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.707% thereafter)(a)	60,000	59,763
3.94%, 12/7/49	45,000	36,242
4.35%, 2/25/50	45,000	39,079
3.70%, 10/1/50, (3.70% fixed rate until 7/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)	55,000	49,280
3.70%, 3/13/51	65,000	50,056
5.13%, 3/1/52, (5.125% fixed rate until 11/28/31; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(a)	70,000	68,172
Investments	Principal Amount	Value
6.00%, 9/1/52, (6.00% fixed rate until 6/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(a)	$85,000	$87,168
6.75%, 3/1/53, (6.75% fixed rate until 12/1/32; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	36,000	38,160
6.50%, 3/15/54, (6.50% fixed rate until 12/15/33; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	70,000	72,450
Public Service Co. of Colorado
3.70%, 6/15/28	412,000	402,372
4.10%, 6/15/48	755,000	610,191
Public Service Co. of New Hampshire 2.20%, 6/15/31, Series V	1,140,000	977,960
Public Service Co. of Oklahoma 3.15%, 8/15/51, Series K	37,000	25,211
Public Service Electric & Gas Co.
3.00%, 5/15/25	25,000	24,712
0.95%, 3/15/26	85,000	80,609
2.25%, 9/15/26	73,000	70,019
3.00%, 5/15/27	30,000	29,018
3.70%, 5/1/28	25,000	24,475
3.65%, 9/1/28	25,000	24,389
3.20%, 5/15/29	10,000	9,518
2.45%, 1/15/30	5,000	4,520
1.90%, 8/15/31	10,000	8,397
3.10%, 3/15/32	10,000	9,065
4.90%, 12/15/32	10,000	10,200
4.65%, 3/15/33	10,000	9,986
5.20%, 8/1/33	10,000	10,356
5.20%, 3/1/34	10,000	10,356
5.80%, 5/1/37, Series E	15,000	16,284
5.50%, 3/1/40	15,000	15,577
3.95%, 5/1/42	20,000	17,088
3.65%, 9/1/42	19,000	15,620
3.80%, 1/1/43	18,000	15,025
3.80%, 3/1/46	30,000	24,548
3.60%, 12/1/47	19,000	14,886
4.05%, 5/1/48	44,000	37,285
3.85%, 5/1/49	20,000	16,385
3.20%, 8/1/49	22,000	16,016
3.15%, 1/1/50	17,000	12,206
2.70%, 5/1/50	20,000	13,167
2.05%, 8/1/50	20,000	11,488
3.00%, 3/1/51	24,000	16,587
5.13%, 3/15/53	22,000	21,842
5.45%, 8/1/53	22,000	22,774
5.45%, 3/1/54	30,000	31,209
Public Service Enterprise Group, Inc.
0.80%, 8/15/25	61,000	58,726
5.85%, 11/15/27	45,000	46,783

See Notes to Financial Statements.

124    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
5.88%, 10/15/28	$35,000	$36,624
5.20%, 4/1/29	55,000	56,467
1.60%, 8/15/30	40,000	33,741
2.45%, 11/15/31	55,000	47,282
6.13%, 10/15/33	30,000	32,309
5.45%, 4/1/34	45,000	46,315
Public Storage Operating Co.
1.50%, 11/9/26	309,000	290,806
2.25%, 11/9/31	235,200	201,296
Puget Energy, Inc.
2.38%, 6/15/28	75,000	68,470
4.10%, 6/15/30	38,000	36,230
4.22%, 3/15/32	32,000	29,594
Puget Sound Energy, Inc.
6.27%, 3/15/37	16,000	17,655
5.76%, 10/1/39	19,000	20,266
5.80%, 3/15/40	18,000	18,608
5.64%, 4/15/41	16,000	16,402
4.30%, 5/20/45	23,000	19,677
4.22%, 6/15/48	33,000	27,461
3.25%, 9/15/49	24,000	16,617
2.89%, 9/15/51	24,000	15,705
5.45%, 6/1/53	22,000	22,325
PulteGroup, Inc. 7.88%, 6/15/32	122,000	144,099
Qorvo, Inc. 4.38%, 10/15/29	79,000	76,153
QUALCOMM, Inc.
3.25%, 5/20/27	145,000	141,505
1.30%, 5/20/28	70,000	63,101
2.15%, 5/20/30	25,000	22,381
1.65%, 5/20/32	25,000	20,491
4.25%, 5/20/32	10,000	9,874
5.40%, 5/20/33	15,000	16,067
4.65%, 5/20/35	44,000	44,418
4.80%, 5/20/45	65,000	62,807
4.30%, 5/20/47	70,000	62,410
3.25%, 5/20/50	103,000	75,843
4.50%, 5/20/52	69,000	62,254
6.00%, 5/20/53	55,000	61,518
Quanta Services, Inc.
2.90%, 10/1/30	71,000	64,609
2.35%, 1/15/32	36,000	30,393
3.05%, 10/1/41	45,000	33,140
Quest Diagnostics, Inc.
2.95%, 6/30/30	22,000	20,190
2.80%, 6/30/31	243,000	215,716
QVC, Inc.
4.75%, 2/15/27	25,000	21,910
4.38%, 9/1/28	20,000	15,050
Investments	Principal Amount	Value
5.45%, 8/15/34	$17,000	$10,342
5.95%, 3/15/43	12,000	7,227
Radian Group, Inc.
4.88%, 3/15/27	97,000	96,658
6.20%, 5/15/29	53,000	55,274
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 9/15/26(d)	37,000	29,347
6.50%, 9/15/28(d)	41,000	22,617
Radiology Partners, Inc. 9.78%, 2/15/30, PIK(d)	28,180	24,691
Rand Parent LLC 8.50%, 2/15/30(d)	35,000	35,051
Range Resources Corp.
8.25%, 1/15/29	35,000	36,278
4.75%, 2/15/30(d)	20,000	19,226
Raymond James Financial, Inc. 4.95%, 7/15/46	78,000	73,648
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/29(d)	25,000	21,680
Realty Income Corp.
5.05%, 1/13/26	172,000	172,203
2.10%, 3/15/28	110,000	101,465
3.40%, 1/15/30	100,000	94,238
3.25%, 1/15/31	295,000	271,288
Regal Rexnord Corp.
6.05%, 2/15/26	68,000	68,901
6.05%, 4/15/28	77,000	79,412
6.30%, 2/15/30	79,000	83,340
6.40%, 4/15/33	89,000	94,553
Regency Centers LP 3.70%, 6/15/30	289,000	275,310
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	89,000	76,168
2.80%, 9/15/50	68,000	44,167
Regions Financial Corp.
1.80%, 8/12/28	126,000	112,801
7.38%, 12/10/37	42,000	48,765
Reinsurance Group of America, Inc.
3.95%, 9/15/26	25,000	24,713
3.90%, 5/15/29	43,000	41,683
3.15%, 6/15/30	43,000	39,689
6.00%, 9/15/33	29,000	30,594
5.75%, 9/15/34	59,000	61,370
Republic Services, Inc.
0.88%, 11/15/25	20,000	19,124
2.90%, 7/1/26	30,000	29,199
3.38%, 11/15/27	40,000	38,893
3.95%, 5/15/28	49,000	48,412
4.88%, 4/1/29	55,000	56,109
2.30%, 3/1/30	45,000	40,372

See Notes to Financial Statements.

WisdomTree Trust    125

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
1.45%, 2/15/31	$45,000	$37,232
1.75%, 2/15/32	55,000	45,352
2.38%, 3/15/33	50,000	41,917
5.00%, 12/15/33	45,000	45,861
5.00%, 4/1/34	70,000	71,291
6.20%, 3/1/40	35,000	38,744
5.70%, 5/15/41	35,000	36,629
3.05%, 3/1/50	35,000	24,688
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/29(c)	200,000	180,340
Revvity, Inc.
1.90%, 9/15/28	31,000	27,917
3.30%, 9/15/29	61,000	57,161
2.55%, 3/15/31	29,000	25,127
2.25%, 9/15/31	36,000	30,438
3.63%, 3/15/51	36,000	26,334
Reworld Holding Corp.
4.88%, 12/1/29(d)	31,000	28,813
5.00%, 9/1/30	17,000	15,668
Rexford Industrial Realty LP
5.00%, 6/15/28	18,000	18,196
2.13%, 12/1/30	28,000	23,918
2.15%, 9/1/31	28,000	23,319
RGA Global Funding
2.00%, 11/30/26(d)	21,000	19,811
6.00%, 11/21/28(d)	17,000	17,914
2.70%, 1/18/29(d)	17,000	15,698
5.45%, 5/24/29(d)	29,000	29,925
5.50%, 1/11/31(d)	29,000	30,033
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	29,000	28,420
7.25%, 7/15/28(d)	17,000	17,692
4.50%, 2/15/29(d)	25,000	24,066
6.50%, 4/1/32(d)	41,000	42,236
Rite Aid Corp. 8.00%, 11/15/26(d)(g)	100,000	19,999
Rithm Capital Corp.
6.25%, 10/15/25(d)	16,000	15,991
8.00%, 4/1/29(d)	32,000	31,880
RLJ Lodging Trust LP
3.75%, 7/1/26(d)	20,000	19,364
4.00%, 9/15/29(d)	20,000	18,174
ROBLOX Corp. 3.88%, 5/1/30(d)	41,000	37,793
Roche Holdings, Inc.
4.79%, 3/8/29(d)	520,000	531,887
7.00%, 3/1/39(d)	275,000	338,965
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/33(d)	114,000	100,771
Investments	Principal Amount	Value
Rocket Software, Inc.
9.00%, 11/28/28(d)	$33,000	$34,270
6.50%, 2/15/29(d)	24,000	21,969
Rockies Express Pipeline LLC
3.60%, 5/15/25(d)	17,000	16,754
4.95%, 7/15/29(d)	23,000	22,045
4.80%, 5/15/30(d)	14,000	13,012
7.50%, 7/15/38(d)	10,000	10,459
6.88%, 4/15/40(d)	21,000	20,428
Rockwell Automation, Inc.
3.50%, 3/1/29	29,000	28,146
1.75%, 8/15/31	9,000	7,556
4.20%, 3/1/49	28,000	24,353
2.80%, 8/15/61	22,000	13,466
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(d)	20,000	19,034
Roper Technologies, Inc.
1.00%, 9/15/25	43,000	41,376
3.85%, 12/15/25	18,000	17,840
3.80%, 12/15/26	43,000	42,370
1.40%, 9/15/27	43,000	39,401
4.20%, 9/15/28	49,000	48,619
2.95%, 9/15/29	50,000	46,557
2.00%, 6/30/30	43,000	37,333
1.75%, 2/15/31	71,000	59,320
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	106,903
5.50%, 4/1/28(d)	196,000	197,664
Royalty Pharma PLC
1.20%, 9/2/25	60,000	57,835
1.75%, 9/2/27	60,000	55,365
2.20%, 9/2/30	70,000	60,672
2.15%, 9/2/31	45,000	37,868
3.30%, 9/2/40	90,000	68,458
3.55%, 9/2/50	90,000	63,858
3.35%, 9/2/51	182,000	123,644
RPM International, Inc. 4.55%, 3/1/29	176,000	175,067
RRD Parent, Inc. 10.00%, 10/15/31, PIK(d)	47,000	82,739
RTX Corp.
3.95%, 8/16/25	293,000	290,533
5.00%, 2/27/26	100,000	100,614
6.13%, 7/15/38	645,000	706,269
4.45%, 11/16/38	1,127,000	1,049,812
4.50%, 6/1/42	169,000	153,148
4.63%, 11/16/48	412,000	372,296
Ryder System, Inc.
4.63%, 6/1/25	24,000	23,909
3.35%, 9/1/25	24,000	23,647

See Notes to Financial Statements.

126    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
1.75%, 9/1/26	$18,000	$17,006
2.90%, 12/1/26	24,000	23,149
2.85%, 3/1/27	27,000	25,925
5.30%, 3/15/27	21,000	21,349
4.30%, 6/15/27	18,000	17,873
5.65%, 3/1/28	30,000	30,994
5.25%, 6/1/28	40,000	40,863
6.30%, 12/1/28	24,000	25,617
5.38%, 3/15/29	34,000	35,031
5.50%, 6/1/29	22,000	22,781
6.60%, 12/1/33	43,000	47,586
S&P Global, Inc.
2.95%, 1/22/27	35,000	33,935
2.45%, 3/1/27	90,000	86,240
4.75%, 8/1/28	50,000	50,795
2.70%, 3/1/29	90,000	84,148
4.25%, 5/1/29	20,000	19,958
2.50%, 12/1/29	10,000	9,155
1.25%, 8/15/30	10,000	8,432
2.90%, 3/1/32	30,000	26,992
5.25%, 9/15/33	15,000	15,763
3.25%, 12/1/49	25,000	18,609
3.70%, 3/1/52	81,000	64,699
2.30%, 8/15/60	30,000	16,889
3.90%, 3/1/62	20,000	15,938
Sabal Trail Transmission LLC
4.25%, 5/1/28(d)	20,000	19,626
4.68%, 5/1/38(d)	25,000	23,667
4.83%, 5/1/48(d)	16,000	14,343
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	92,000	93,249
5.00%, 3/15/27	92,000	92,639
4.20%, 3/15/28	83,000	82,021
4.50%, 5/15/30	143,000	141,594
5.90%, 9/15/37	39,000	41,272
Sabra Health Care LP
5.13%, 8/15/26	30,000	30,087
3.90%, 10/15/29	25,000	23,395
3.20%, 12/1/31	57,000	49,533
Sabre GLBL, Inc.
8.63%, 6/1/27(d)	37,000	35,644
11.25%, 12/15/27(d)	23,000	23,358
Safehold GL Holdings LLC
2.80%, 6/15/31	29,000	25,154
2.85%, 1/15/32	25,000	21,411
6.10%, 4/1/34	22,000	22,918
Salesforce, Inc.
3.70%, 4/11/28	110,000	108,360
1.50%, 7/15/28	75,000	68,019
1.95%, 7/15/31	30,000	25,644
2.70%, 7/15/41	55,000	40,397
Investments	Principal Amount	Value
2.90%, 7/15/51	$90,000	$61,162
3.05%, 7/15/61	88,000	57,125
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/32	25,000	25,548
Sammons Financial Group, Inc.
4.45%, 5/12/27(d)	20,000	19,666
3.35%, 4/16/31(d)	35,000	30,116
4.75%, 4/8/32(d)	20,000	18,441
6.88%, 4/15/34(d)	31,000	32,856
Sanofi SA 3.63%, 6/19/28	69,000	68,109
Santander Holdings USA, Inc.
3.45%, 6/2/25	61,000	60,172
4.50%, 7/17/25	67,000	66,578
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)	343,000	322,224
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	13,000	13,565
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	61,000	63,262
7.66%, 11/9/31, (7.66% fixed rate until 11/9/30; Secured Overnight Financing Rate + 3.28% thereafter)(a)	35,000	39,083
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(a)	53,000	55,037
SBA Communications Corp.
3.88%, 2/15/27	91,000	88,360
3.13%, 2/1/29	62,000	57,118
Schlumberger Holdings Corp. 4.00%, 12/21/25(d)	173,000	171,594
Schlumberger Investment SA 2.65%, 6/26/30	134,000	122,353
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(d)	68,000	67,432
SCIH Salt Holdings, Inc. 6.63%, 5/1/29(d)	70,000	67,116
Scotts Miracle-Gro Co. 4.50%, 10/15/29	143,000	135,641
Scripps Escrow, Inc. 5.88%, 7/15/27(d)	69,000	49,549
Seagate HDD Cayman
4.88%, 6/1/27	21,000	20,934
4.09%, 6/1/29	20,000	19,077
8.25%, 12/15/29	21,000	22,800
4.13%, 1/15/31	11,000	10,018
8.50%, 7/15/31	21,000	22,875
9.63%, 12/1/32	47,000	54,272
5.75%, 12/1/34	20,000	20,044

See Notes to Financial Statements.

WisdomTree Trust    127

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Sealed Air Corp. 4.00%, 12/1/27(d)	$100,000	$96,710
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(d)	31,000	29,985
Securian Financial Group, Inc. 4.80%, 4/15/48(d)	20,000	17,921
Selective Insurance Group, Inc. 5.38%, 3/1/49	28,000	27,188
Sempra
3.25%, 6/15/27	439,000	424,667
3.40%, 2/1/28	98,000	94,462
4.00%, 2/1/48	435,000	345,877
Sensata Technologies, Inc.
4.38%, 2/15/30(d)	85,000	80,356
3.75%, 2/15/31(d)	31,000	28,101
Service Corp. International 3.38%, 8/15/30	200,000	180,084
Service Properties Trust
5.25%, 2/15/26	14,000	13,698
4.75%, 10/1/26	19,000	18,163
4.95%, 2/15/27	17,000	15,777
5.50%, 12/15/27	19,000	17,891
3.95%, 1/15/28	17,000	14,491
8.38%, 6/15/29	29,000	28,747
4.95%, 10/1/29	18,000	13,967
4.38%, 2/15/30	17,000	12,588
8.63%, 11/15/31(d)	41,000	43,831
8.88%, 6/15/32	20,000	18,895
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 2/15/28	18,000	17,626
4.75%, 4/1/29	12,000	11,560
Shell International Finance BV
2.88%, 5/10/26	36,000	35,203
4.13%, 5/11/35	561,000	536,653
Sherwin-Williams Co.
3.45%, 8/1/25	25,000	24,661
4.25%, 8/8/25	25,000	24,867
3.95%, 1/15/26	20,000	19,799
3.45%, 6/1/27	92,000	89,740
2.95%, 8/15/29	55,000	51,238
2.30%, 5/15/30	35,000	31,220
2.20%, 3/15/32	35,000	29,741
4.00%, 12/15/42	25,000	20,964
4.55%, 8/1/45	35,000	30,906
4.50%, 6/1/47	115,000	102,041
3.80%, 8/15/49	58,000	45,829
3.30%, 5/15/50	47,000	33,648
2.90%, 3/15/52	45,000	29,672
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	8,000	7,822
Sierra Pacific Power Co. 2.60%, 5/1/26	297,000	287,855
Investments	Principal Amount	Value
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/29(d)	$35,000	$32,946
Simon Property Group LP
3.50%, 9/1/25	81,000	80,035
3.30%, 1/15/26	60,000	58,975
3.25%, 11/30/26	55,000	53,641
1.38%, 1/15/27	40,000	37,259
3.38%, 6/15/27	55,000	53,780
3.38%, 12/1/27	55,000	53,381
1.75%, 2/1/28	60,000	55,028
2.45%, 9/13/29	25,000	22,764
2.65%, 7/15/30	15,000	13,617
2.20%, 2/1/31	15,000	12,997
2.25%, 1/15/32	15,000	12,751
2.65%, 2/1/32	15,000	13,061
5.50%, 3/8/33	15,000	15,663
6.25%, 1/15/34	10,000	10,932
6.75%, 2/1/40	26,000	29,530
4.75%, 3/15/42	25,000	23,200
4.25%, 10/1/44	22,000	18,834
4.25%, 11/30/46	30,000	25,385
3.25%, 9/13/49	68,000	48,294
3.80%, 7/15/50	41,000	31,854
5.85%, 3/8/53	35,000	36,576
6.65%, 1/15/54	27,000	31,416
Sinclair Television Group, Inc.
5.13%, 2/15/27(d)	11,000	9,451
5.50%, 3/1/30(d)	20,000	11,976
4.13%, 12/1/30(d)	30,000	21,168
Sirius XM Radio, Inc.
3.13%, 9/1/26(d)	40,000	38,326
5.00%, 8/1/27(d)	62,000	60,793
4.00%, 7/15/28(d)	85,000	79,756
5.50%, 7/1/29(d)	50,000	48,744
4.13%, 7/1/30(d)	62,000	55,708
3.88%, 9/1/31(d)	62,000	53,309
Six Flags Entertainment Corp.
5.50%, 4/15/27(d)	20,000	19,889
7.25%, 5/15/31(d)	33,000	34,246
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/32(d)	35,000	36,158
Sixth Street Lending Partners 6.50%, 3/11/29(d)	37,000	37,861
SK Invictus Intermediate II SARL 5.00%, 10/30/29(d)	28,000	26,463
SLM Corp.
4.20%, 10/29/25	20,000	19,817
3.13%, 11/2/26	20,000	19,181
See Notes to Financial Statements.

128    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
SM Energy Co. 6.50%, 7/15/28	$34,000	$34,262
Smithfield Foods, Inc.
4.25%, 2/1/27(d)	25,000	24,492
5.20%, 4/1/29(d)	16,000	16,145
3.00%, 10/15/30(d)	20,000	17,662
2.63%, 9/13/31(d)	20,000	16,777
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(d)	114,000	113,871
8.88%, 11/15/31(d)	45,000	48,433
Snap-on, Inc.
3.25%, 3/1/27	21,000	20,505
4.10%, 3/1/48	20,000	17,095
3.10%, 5/1/50	24,000	16,986
Solventum Corp.
5.45%, 2/25/27(d)	60,000	60,890
5.40%, 3/1/29(d)	90,000	91,858
5.45%, 3/13/31(d)	70,000	71,343
5.60%, 3/23/34(d)	120,000	122,436
5.90%, 4/30/54(d)	115,000	116,585
6.00%, 5/15/64(d)	45,000	45,299
Sonic Automotive, Inc. 4.88%, 11/15/31(d)	125,000	114,627
Sonoco Products Co.
2.25%, 2/1/27	18,000	17,035
3.13%, 5/1/30	43,000	39,813
2.85%, 2/1/32	36,000	31,209
5.75%, 11/1/40	48,000	49,666
Sotera Health Holdings LLC 7.38%, 6/1/31(d)	31,000	32,450
Southern California Edison Co.
4.70%, 6/1/27, Series D	314,000	317,319
5.30%, 3/1/28	558,000	572,737
4.00%, 4/1/47	665,000	539,235
3.65%, 2/1/50	25,000	18,928
Southern California Gas Co. 6.35%, 11/15/52	156,000	176,043
Southern Co. 5.50%, 3/15/29	1,130,000	1,176,918
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	118,889
4.40%, 5/30/47	412,000	349,574
Southwest Airlines Co.
3.00%, 11/15/26	18,000	17,390
5.13%, 6/15/27	110,000	111,024
3.45%, 11/16/27	18,000	17,314
2.63%, 2/10/30	36,000	32,254
Southwest Gas Corp.
5.80%, 12/1/27	18,000	18,615
4.05%, 3/15/32	229,000	215,363
Southwestern Electric Power Co. 3.25%, 11/1/51	59,000	39,391
Investments	Principal Amount	Value
Southwestern Energy Co.
8.38%, 9/15/28	$13,000	$13,407
5.38%, 2/1/29	29,000	28,684
5.38%, 3/15/30	75,000	74,471
4.75%, 2/1/32	48,000	45,570
Southwestern Public Service Co. 3.70%, 8/15/47	22,000	16,545
Spectra Energy Partners LP
3.38%, 10/15/26	35,000	34,131
5.95%, 9/25/43	37,000	37,926
4.50%, 3/15/45	65,000	55,665
Spectrum Brands, Inc. 3.88%, 3/15/31(d)	8,000	7,148
Spire Missouri, Inc.
4.80%, 2/15/33	8,000	8,031
3.30%, 6/1/51	17,000	12,111
Spire, Inc. 5.30%, 3/1/26	21,000	21,156
Spirit AeroSystems, Inc.
3.85%, 6/15/26	12,000	11,659
4.60%, 6/15/28	29,000	27,801
9.38%, 11/30/29(d)	68,000	73,872
9.75%, 11/15/30(d)	49,000	54,896
Sprint Capital Corp.
6.88%, 11/15/28	153,000	165,915
8.75%, 3/15/32	143,000	176,236
Sprint LLC 7.63%, 3/1/26	92,000	94,902
SS&C Technologies, Inc. 5.50%, 9/30/27(d)	178,000	178,027
Stagwell Global LLC 5.63%, 8/15/29(d)	45,000	42,683
Standard Industries, Inc. 4.38%, 7/15/30(d)	195,000	182,647
Stanley Black & Decker, Inc.
3.40%, 3/1/26	31,000	30,431
6.27%, 3/6/26	286,000	286,395
6.00%, 3/6/28	25,000	26,227
4.25%, 11/15/28	30,000	29,802
2.30%, 3/15/30	55,000	48,546
3.00%, 5/15/32	35,000	31,152
5.20%, 9/1/40	35,000	34,472
4.85%, 11/15/48	45,000	40,532
2.75%, 11/15/50	68,000	41,339
Staples, Inc.
10.75%, 9/1/29(d)	68,000	64,090
12.75%, 1/15/30(d)	87,863	68,357
Star Parent, Inc. 9.00%, 10/1/30(d)	41,000	44,102
Starbucks Corp.
3.80%, 8/15/25	75,000	74,296
4.75%, 2/15/26	60,000	60,213

See Notes to Financial Statements.

WisdomTree Trust    129

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
2.45%, 6/15/26	$30,000	$29,000
4.85%, 2/8/27	60,000	60,632
2.00%, 3/12/27	30,000	28,352
3.50%, 3/1/28	35,000	34,043
4.00%, 11/15/28	45,000	44,464
3.55%, 8/15/29	70,000	67,642
2.25%, 3/12/30	55,000	49,207
2.55%, 11/15/30	89,000	79,765
4.90%, 2/15/31	35,000	35,895
3.00%, 2/14/32	70,000	62,978
4.80%, 2/15/33	35,000	35,565
5.00%, 2/15/34	35,000	35,539
4.30%, 6/15/45	41,000	35,427
3.75%, 12/1/47	45,000	34,970
4.50%, 11/15/48	91,000	79,809
4.45%, 8/15/49	90,000	78,086
3.35%, 3/12/50	45,000	32,373
3.50%, 11/15/50	115,000	85,262
Starwood Property Trust, Inc.
3.63%, 7/15/26(d)	16,000	15,415
4.38%, 1/15/27(d)	20,000	19,455
7.25%, 4/1/29(d)	25,000	26,056
State Street Corp.
2.65%, 5/19/26	91,000	88,438
4.99%, 3/18/27	73,000	74,250
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	37,000	34,945
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	48,000	45,577
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)	37,000	38,650
5.68%, 11/21/29, (5.684% fixed rate until 11/21/28; Secured Overnight Financing Rate + 1.484% thereafter)(a)	73,000	76,487
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(a)	37,000	36,608
2.40%, 1/24/30	15,000	13,689
2.20%, 3/3/31	93,000	81,116
3.15%, 3/30/31, (3.152% fixed rate until 3/30/30; Secured Overnight Financing Rate + 2.65% thereafter)(a)	10,000	9,347
2.62%, 2/7/33, (2.623% fixed rate until 2/7/32; Secured Overnight Financing Rate + 1.002% thereafter)(a)	11,000	9,576
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(a)	10,000	9,826
4.16%, 8/4/33, (4.164% fixed rate until 8/4/32; Secured Overnight Financing Rate + 1.726% thereafter)(a)	15,000	14,448
Investments	Principal Amount	Value
4.82%, 1/26/34, (4.821% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.567% thereafter)(a)	$15,000	$14,996
5.16%, 5/18/34, (5.159% fixed rate until 5/18/33; Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	21,492
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	10,000	9,158
6.12%, 11/21/34, (6.123% fixed rate until 11/21/33; Secured Overnight Financing Rate + 1.958% thereafter)(a)	10,000	10,746
Station Casinos LLC
4.50%, 2/15/28(d)	28,000	26,933
4.63%, 12/1/31(d)	20,000	18,581
6.63%, 3/15/32(d)	20,000	20,412
Steel Dynamics, Inc. 3.45%, 4/15/30	184,000	172,134
Stellantis Finance U.S., Inc. 5.63%, 1/12/28(d)	200,000	205,530
Stericycle, Inc. 3.88%, 1/15/29(d)	120,000	116,567
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	175,000	153,505
StoneX Group, Inc. 7.88%, 3/1/31(d)	22,000	23,167
Store Capital LLC
4.50%, 3/15/28	22,000	21,454
4.63%, 3/15/29	86,000	83,779
Stryker Corp.
1.15%, 6/15/25	40,000	38,839
3.38%, 11/1/25	45,000	44,342
3.50%, 3/15/26	60,000	59,052
3.65%, 3/7/28	35,000	34,188
4.85%, 12/8/28	35,000	35,656
1.95%, 6/15/30	70,000	61,137
4.10%, 4/1/43	35,000	30,309
4.38%, 5/15/44	35,000	31,374
4.63%, 3/15/46	90,000	82,875
2.90%, 6/15/50	60,000	41,341
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 3/1/27	14,000	13,955
5.00%, 6/1/31(d)	27,000	24,825
Summa Health 3.51%, 11/15/51	28,000	21,621
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 3/15/27(d)	12,000	12,038
5.25%, 1/15/29(d)	29,000	28,741
7.25%, 1/15/31(d)	33,000	34,935
Sun Communities Operating LP 2.70%, 7/15/31	182,000	155,807

See Notes to Financial Statements.

130    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
SunCoke Energy, Inc. 4.88%, 6/30/29(d)	$20,000	$18,223
Sunoco LP
7.00%, 5/1/29(d)	31,000	32,329
7.25%, 5/1/32(d)	31,000	32,849
Sunoco LP/Sunoco Finance Corp.
6.00%, 4/15/27	25,000	25,082
5.88%, 3/15/28	16,000	16,050
7.00%, 9/15/28(d)	21,000	21,878
4.50%, 5/15/29	33,000	31,744
4.50%, 4/30/30	33,000	31,465
Surgery Center Holdings, Inc. 7.25%, 4/15/32(d)	33,000	34,713
Sutter Health
1.32%, 8/15/25, Series 20A	22,000	21,262
3.70%, 8/15/28, Series 2018	25,000	24,174
2.29%, 8/15/30, Series 20A	14,000	12,420
5.16%, 8/15/33	8,000	8,241
3.16%, 8/15/40, Series 20A	18,000	14,359
4.09%, 8/15/48, Series 2018	15,000	12,917
3.36%, 8/15/50, Series 20A	26,000	19,668
5.55%, 8/15/53	16,000	17,102
Synchrony Financial
4.50%, 7/23/25	61,000	60,572
3.70%, 8/4/26	108,000	105,586
3.95%, 12/1/27	66,000	63,617
5.15%, 3/19/29	213,000	212,210
Sysco Corp.
3.75%, 10/1/25	45,000	44,543
3.30%, 7/15/26	60,000	58,718
3.25%, 7/15/27	45,000	43,551
5.75%, 1/17/29	30,000	31,491
2.40%, 2/15/30	35,000	31,385
5.95%, 4/1/30	70,000	74,738
2.45%, 12/14/31	30,000	25,880
6.00%, 1/17/34	35,000	37,967
5.38%, 9/21/35	35,000	36,269
6.60%, 4/1/40	32,000	35,819
4.85%, 10/1/45	45,000	41,316
4.50%, 4/1/46	45,000	39,357
4.45%, 3/15/48	45,000	38,820
3.30%, 2/15/50	45,000	32,373
6.60%, 4/1/50	110,000	126,699
3.15%, 12/14/51	70,000	47,709
T-Mobile USA, Inc.
2.63%, 4/15/26	683,000	662,046
3.88%, 4/15/30	634,000	610,485
5.20%, 1/15/33	580,000	593,665
4.38%, 4/15/40	1,957,000	1,769,891
3.00%, 2/15/41	152,000	113,608
4.50%, 4/15/50	410,000	356,044
Investments	Principal Amount	Value
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	$34,000	$34,179
3.70%, 4/14/27	37,000	36,290
4.95%, 3/28/28	49,000	49,706
4.00%, 4/14/32	36,000	34,207
Talen Energy Supply LLC 8.63%, 6/1/30(d)	49,000	53,130
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(d)	36,000	34,390
6.00%, 9/1/31(d)	63,000	59,778
Talos Production, Inc. 9.38%, 2/1/31(d)	26,000	27,800
Tampa Electric Co.
4.90%, 3/1/29	37,000	37,757
2.40%, 3/15/31	8,000	6,961
4.10%, 6/15/42	13,000	11,158
4.35%, 5/15/44	13,000	11,333
4.30%, 6/15/48	15,000	12,792
4.45%, 6/15/49	16,000	14,087
3.63%, 6/15/50	13,000	9,847
3.45%, 3/15/51	43,000	31,396
5.00%, 7/15/52	13,000	12,337
Tapestry, Inc.
4.25%, 4/1/25	19,000	18,872
7.05%, 11/27/25	31,000	31,588
7.00%, 11/27/26	46,000	47,471
4.13%, 7/15/27	24,000	23,447
7.35%, 11/27/28	62,000	65,065
7.70%, 11/27/30	71,000	75,676
3.05%, 3/15/32	36,000	30,181
7.85%, 11/27/33	89,000	95,315
Targa Resources Corp.
5.20%, 7/1/27	45,000	45,720
6.15%, 3/1/29	60,000	63,460
4.20%, 2/1/33	55,000	51,312
6.13%, 3/15/33	65,000	69,093
6.50%, 3/30/34	70,000	76,533
4.95%, 4/15/52	68,000	60,320
6.25%, 7/1/52	47,000	49,418
6.50%, 2/15/53	77,000	84,391
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27	45,000	45,562
5.00%, 1/15/28	45,000	44,954
6.88%, 1/15/29	40,000	41,162
5.50%, 3/1/30	70,000	71,063
4.88%, 2/1/31	70,000	68,777
4.00%, 1/15/32	70,000	64,973
Target Corp.
4.50%, 9/15/32	550,000	553,157
2.95%, 1/15/52	56,000	38,459

See Notes to Financial Statements.

WisdomTree Trust    131

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(d)	$20,000	$20,273
5.75%, 1/15/28(d)	18,000	18,169
5.13%, 8/1/30(d)	20,000	19,826
TC PipeLines LP 3.90%, 5/25/27	30,000	29,360
TD SYNNEX Corp.
1.75%, 8/9/26	43,000	40,516
2.38%, 8/9/28	37,000	33,821
2.65%, 8/9/31	36,000	30,468
6.10%, 4/12/34	43,000	44,809
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(d)	56,000	65,958
4.90%, 9/15/44(d)	70,000	65,656
4.27%, 5/15/47(d)	85,000	72,588
3.30%, 5/15/50(d)	50,000	35,622
TEGNA, Inc.
4.75%, 3/15/26(d)	57,000	56,356
4.63%, 3/15/28	41,000	38,578
5.00%, 9/15/29	45,000	41,815
Teledyne FLIR LLC 2.50%, 8/1/30	35,000	30,917
Teledyne Technologies, Inc.
1.60%, 4/1/26	28,000	26,670
2.25%, 4/1/28	43,000	39,816
2.75%, 4/1/31	74,000	65,639
Teleflex, Inc.
4.63%, 11/15/27	20,000	19,654
4.25%, 6/1/28(d)	20,000	19,273
Tempur Sealy International, Inc. 3.88%, 10/15/31(d)	56,000	49,452
Tenet Healthcare Corp.
6.13%, 10/1/28	478,000	480,122
4.38%, 1/15/30	187,000	179,367
Tenneco, Inc. 8.00%, 11/17/28(d)	78,000	73,001
Terex Corp. 5.00%, 5/15/29(d)	25,000	24,309
TerraForm Power Operating LLC
5.00%, 1/31/28(d)	29,000	28,528
4.75%, 1/15/30(d)	33,000	31,250
Texas Eastern Transmission LP
3.50%, 1/15/28(d)	16,000	15,413
7.00%, 7/15/32	32,000	35,739
4.15%, 1/15/48(d)	16,000	12,779
Texas Instruments, Inc.
1.13%, 9/15/26	77,000	72,470
4.60%, 2/8/27	50,000	50,536
2.90%, 11/3/27	35,000	33,725
4.60%, 2/15/28	50,000	50,753
Investments	Principal Amount	Value
4.60%, 2/8/29	$50,000	$51,020
2.25%, 9/4/29	15,000	13,735
1.75%, 5/4/30	15,000	13,154
1.90%, 9/15/31	10,000	8,624
3.65%, 8/16/32	10,000	9,554
4.90%, 3/14/33	20,000	20,739
4.85%, 2/8/34	10,000	10,319
3.88%, 3/15/39	35,000	32,176
4.15%, 5/15/48	65,000	57,006
2.70%, 9/15/51	20,000	13,331
4.10%, 8/16/52	15,000	12,991
5.00%, 3/14/53	30,000	29,706
5.15%, 2/8/54	35,000	35,446
5.05%, 5/18/63	110,000	108,157
Textron, Inc.
4.00%, 3/15/26	22,000	21,777
3.65%, 3/15/27	22,000	21,528
3.38%, 3/1/28	18,000	17,307
3.90%, 9/17/29	21,000	20,303
3.00%, 6/1/30	46,000	42,084
2.45%, 3/15/31	36,000	31,249
6.10%, 11/15/33	25,000	26,727
TGNR Intermediate Holdings LLC 5.50%, 10/15/29(d)	29,000	28,164
Thermo Fisher Scientific, Inc.
4.95%, 8/10/26	45,000	45,617
5.00%, 12/5/26	75,000	76,220
4.80%, 11/21/27	45,000	45,882
1.75%, 10/15/28	50,000	45,548
5.00%, 1/31/29	75,000	77,176
2.60%, 10/1/29	20,000	18,527
4.98%, 8/10/30	15,000	15,523
2.00%, 10/15/31	25,000	21,387
4.95%, 11/21/32	10,000	10,289
5.09%, 8/10/33	20,000	20,654
5.20%, 1/31/34	10,000	10,426
2.80%, 10/15/41	55,000	40,906
5.40%, 8/10/43	25,000	26,027
5.30%, 2/1/44	20,000	20,245
4.10%, 8/15/47	35,000	30,298
Thomas Jefferson University 3.85%, 11/1/57	29,000	22,519
Thor Industries, Inc. 4.00%, 10/15/29(d)	26,000	23,815
Time Warner Cable Enterprises LLC 8.38%, 7/15/33	249,000	284,191
Time Warner Cable LLC 4.50%, 9/15/42	612,000	465,512
TJX Cos., Inc. 1.60%, 5/15/31	116,000	96,995
See Notes to Financial Statements.

132    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
TKC Holdings, Inc.
6.88%, 5/15/28(d)	$17,000	$16,892
10.50%, 5/15/29(d)	28,000	28,061
Toledo Edison Co. 6.15%, 5/15/37	15,000	16,526
Toledo Hospital
5.33%, 11/15/28, Series B	13,000	12,804
5.75%, 11/15/38	22,000	22,373
4.98%, 11/15/45	11,000	8,577
6.02%, 11/15/48	17,000	15,662
Toll Brothers Finance Corp.
4.88%, 11/15/25	21,000	20,972
4.88%, 3/15/27	27,000	27,063
4.35%, 2/15/28	24,000	23,745
3.80%, 11/1/29	28,000	26,827
TopBuild Corp.
3.63%, 3/15/29(d)	21,000	19,491
4.13%, 2/15/32(d)	20,000	18,253
Tosco Corp. 8.13%, 2/15/30	8,000	9,430
Toyota Motor Credit Corp.
3.00%, 4/1/25	178,000	176,053
5.45%, 11/10/27	400,000	413,876
3.05%, 1/11/28	412,000	396,056
1.90%, 4/6/28	650,000	599,501
TPG Operating Group II LP 5.88%, 3/5/34	42,000	44,313
Tractor Supply Co.
1.75%, 11/1/30	47,000	39,883
5.25%, 5/15/33	54,000	55,303
Trane Technologies Financing Ltd.
3.50%, 3/21/26	25,000	24,585
3.80%, 3/21/29	45,000	43,911
5.25%, 3/3/33	50,000	51,895
4.65%, 11/1/44	25,000	23,064
4.50%, 3/21/49	30,000	26,900
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	35,000	34,239
5.75%, 6/15/43	45,000	47,805
4.30%, 2/21/48	25,000	21,715
Trans-Allegheny Interstate Line Co. 3.85%, 6/1/25(d)	23,000	22,798
Transatlantic Holdings, Inc. 8.00%, 11/30/39	17,000	21,999
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	60,000	62,063
4.00%, 3/15/28	25,000	24,510
3.25%, 5/15/30	50,000	46,465
5.40%, 8/15/41	35,000	35,052
4.45%, 8/1/42	35,000	31,600
4.60%, 3/15/48	53,000	46,196
3.95%, 5/15/50	45,000	35,641
Investments	Principal Amount	Value
TransDigm, Inc.
5.50%, 11/15/27	$110,000	$109,425
6.75%, 8/15/28(d)	85,000	87,496
4.63%, 1/15/29	50,000	48,152
6.38%, 3/1/29(d)	115,000	118,566
4.88%, 5/1/29	30,000	29,043
6.88%, 12/15/30(d)	66,000	69,023
7.13%, 12/1/31(d)	40,000	42,365
6.63%, 3/1/32(d)	90,000	93,876
Transocean Aquila Ltd. 8.00%, 9/30/28(d)	13,000	13,383
Transocean Poseidon Ltd. 6.88%, 2/1/27(d)	9,000	9,015
Transocean Titan Financing Ltd. 8.38%, 2/1/28(d)	22,000	22,843
Transocean, Inc.
8.00%, 2/1/27(d)	25,000	25,019
8.75%, 2/15/30(d)	37,400	39,555
7.50%, 4/15/31	16,000	15,382
6.80%, 3/15/38	25,000	21,194
9.35%, 12/15/41	37,000	34,874
Travel & Leisure Co.
6.60%, 10/1/25	14,000	14,162
6.63%, 7/31/26(d)	27,000	27,503
6.00%, 4/1/27	16,000	16,080
4.50%, 12/1/29(d)	27,000	25,212
4.63%, 3/1/30(d)	17,000	15,784
Travelers Cos., Inc.
6.75%, 6/20/36	22,000	25,706
6.25%, 6/15/37	43,000	48,403
5.35%, 11/1/40	41,000	42,079
4.60%, 8/1/43	27,000	25,271
4.30%, 8/25/45	22,000	19,511
3.75%, 5/15/46	27,000	21,866
4.00%, 5/30/47	38,000	32,002
4.05%, 3/7/48	27,000	23,037
4.10%, 3/4/49	27,000	23,111
2.55%, 4/27/50	27,000	17,288
3.05%, 6/8/51	41,000	28,975
5.45%, 5/25/53	41,000	42,862
Travelers Property Casualty Corp. 6.38%, 3/15/33	10,000	11,275
Tri Pointe Homes, Inc.
5.25%, 6/1/27	12,000	11,960
5.70%, 6/15/28	14,000	14,104
Tri-State Generation & Transmission Association, Inc. 6.00%, 6/15/40(d)	21,000	20,467
Trimble, Inc.
4.90%, 6/15/28	37,000	37,246
6.10%, 3/15/33	57,000	61,045

See Notes to Financial Statements.

WisdomTree Trust    133

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
TriNet Group, Inc.
3.50%, 3/1/29(d)	$28,000	$25,922
7.13%, 8/15/31(d)	16,000	16,598
Trinity Acquisition PLC 4.40%, 3/15/26	35,000	34,788
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/25(d)	17,000	14,684
Triton Water Holdings, Inc. 6.25%, 4/1/29(d)	31,000	30,669
Triumph Group, Inc. 9.00%, 3/15/28(d)	39,000	41,381
Tronox, Inc. 4.63%, 3/15/29(d)	44,000	40,168
Truist Financial Corp.
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(a)	96,000	95,131
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)	48,000	48,502
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	50,000	47,286
1.13%, 8/3/27	357,000	324,809
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(a)	450,000	447,898
Trustage Financial Group, Inc. 4.63%, 4/15/32(d)	25,000	22,647
Trustees of Princeton University
5.70%, 3/1/39	10,000	11,320
2.52%, 7/1/50, Series 2020	10,000	6,897
4.20%, 3/1/52	6,000	5,554
Trustees of the University of Pennsylvania
2.40%, 10/1/50, Series 2020	6,000	3,851
4.67%, 9/1/2112	6,000	5,577
3.61%, 2/15/2119	16,000	11,723
TTM Technologies, Inc. 4.00%, 3/1/29(d)	20,000	18,876
Tucson Electric Power Co.
1.50%, 8/1/30	6,000	5,067
3.25%, 5/15/32	7,000	6,324
4.85%, 12/1/48	13,000	11,855
4.00%, 6/15/50	15,000	11,893
3.25%, 5/1/51	31,000	21,594
5.50%, 4/15/53	16,000	16,023
Twilio, Inc. 3.88%, 3/15/31	36,000	32,995
Tyco Electronics Group SA
4.50%, 2/13/26	35,000	35,064
3.70%, 2/15/26	24,000	23,744
3.13%, 8/15/27	36,000	34,840
Investments	Principal Amount	Value
2.50%, 2/4/32	$12,000	$10,539
7.13%, 10/1/37	28,000	33,612
Tyson Foods, Inc.
4.00%, 3/1/26	50,000	49,516
3.55%, 6/2/27	83,000	81,009
4.35%, 3/1/29	60,000	59,367
5.40%, 3/15/29	35,000	36,092
5.70%, 3/15/34	65,000	67,604
4.88%, 8/15/34	45,000	44,561
5.15%, 8/15/44	45,000	42,166
4.55%, 6/2/47	156,000	133,413
5.10%, 9/28/48	135,000	125,238
U.S. Acute Care Solutions LLC 9.75%, 5/15/29(d)	33,000	33,814
U.S. Bancorp
3.15%, 4/27/27, Series X	40,000	38,947
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	540,000	510,975
1.38%, 7/22/30	576,000	484,773
U.S. Cellular Corp. 6.70%, 12/15/33	25,000	27,530
U.S. Foods, Inc.
6.88%, 9/15/28(d)	20,000	20,829
4.75%, 2/15/29(d)	66,000	64,399
4.63%, 6/1/30(d)	20,000	19,137
7.25%, 1/15/32(d)	20,000	21,174
U.S. Steel Corp.
6.88%, 3/1/29	20,000	20,193
6.65%, 6/1/37	12,000	12,469
Uber Technologies, Inc.
8.00%, 11/1/26(d)	67,000	67,291
7.50%, 9/15/27(d)	49,000	49,952
6.25%, 1/15/28(d)	20,000	20,200
4.50%, 8/15/29(d)	67,000	65,786
UDR, Inc. 3.20%, 1/15/30	279,000	259,400
UKG, Inc. 6.88%, 2/1/31(d)	103,000	106,587
UMass Memorial Health Care Obligated Group 5.36%, 7/1/52	27,000	26,952
Union Electric Co.
2.95%, 6/15/27	30,000	28,975
3.50%, 3/15/29	35,000	33,842
2.95%, 3/15/30	10,000	9,247
2.15%, 3/15/32	10,000	8,413
5.20%, 4/1/34	20,000	20,529
5.30%, 8/1/37	15,000	15,546
8.45%, 3/15/39	15,000	19,865
3.90%, 9/15/42	20,000	16,846
3.65%, 4/15/45	20,000	15,665

See Notes to Financial Statements.

134    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
4.00%, 4/1/48	$20,000	$16,456
3.25%, 10/1/49	15,000	10,713
2.63%, 3/15/51	93,000	58,378
3.90%, 4/1/52	25,000	20,117
5.45%, 3/15/53	20,000	20,203
5.25%, 1/15/54	15,000	14,806
Union Pacific Corp.
3.00%, 4/15/27	264,000	255,974
3.70%, 3/1/29	112,000	109,847
2.40%, 2/5/30	287,000	261,136
3.95%, 8/15/59	19,000	15,204
3.84%, 3/20/60	174,000	135,014
3.55%, 5/20/61	15,000	10,870
2.97%, 9/16/62	51,000	32,082
3.75%, 2/5/70	37,000	27,303
3.80%, 4/6/71	509,000	379,663
3.85%, 2/14/72	81,000	61,370
United Airlines Pass-Through Trust
4.88%, 7/15/27, Series 2020-1, Class B	180,800	178,744
3.75%, 3/3/28, Series 2014-2, Class A	478,291	464,454
3.50%, 9/1/31, Series 2018-1, Class AA	300,519	281,169
United Parcel Service, Inc.
3.90%, 4/1/25	75,000	74,573
2.40%, 11/15/26	35,000	33,600
3.05%, 11/15/27	73,000	70,439
3.40%, 3/15/29	55,000	53,198
2.50%, 9/1/29	10,000	9,217
4.45%, 4/1/30	15,000	15,163
4.88%, 3/3/33	20,000	20,455
6.20%, 1/15/38	65,000	73,055
5.20%, 4/1/40	24,000	24,278
4.88%, 11/15/40	24,000	23,406
3.63%, 10/1/42	18,000	14,746
3.40%, 11/15/46	24,000	18,843
3.75%, 11/15/47	56,000	44,740
4.25%, 3/15/49	37,000	32,052
3.40%, 9/1/49	34,000	25,781
5.30%, 4/1/50	61,000	61,836
5.05%, 3/3/53	54,000	52,925
5.60%, 5/22/64	125,000	130,505
United Rentals North America, Inc.
4.00%, 7/15/30	209,000	195,758
3.75%, 1/15/32	100,000	90,381
United Wholesale Mortgage LLC
5.50%, 11/15/25(d)	33,000	32,968
5.75%, 6/15/27(d)	20,000	19,943
5.50%, 4/15/29(d)	29,000	28,394
UnitedHealth Group, Inc.
5.15%, 10/15/25	169,000	170,342
3.85%, 6/15/28	412,000	407,105
Investments	Principal Amount	Value
2.00%, 5/15/30	$241,000	$212,487
4.63%, 7/15/35	900,000	894,492
2.75%, 5/15/40	612,000	457,507
4.25%, 3/15/43	535,000	483,068
4.25%, 4/15/47	612,000	532,624
2.90%, 5/15/50	211,000	143,792
3.25%, 5/15/51	298,000	215,210
5.88%, 2/15/53	153,000	165,746
3.13%, 5/15/60	430,000	286,500
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/30(d)	29,000	21,252
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 2/15/28(d)	177,000	181,997
4.75%, 4/15/28(d)	23,000	20,286
6.50%, 2/15/29(d)	45,000	34,645
Universal Health Services, Inc.
1.65%, 9/1/26	43,000	40,425
2.65%, 10/15/30	57,000	50,441
2.65%, 1/15/32	36,000	30,824
University of Chicago
2.76%, 4/1/45, Series 20B	7,000	5,611
2.55%, 4/1/50, Series C	5,000	3,503
4.00%, 10/1/53	10,000	8,649
University of Miami 4.06%, 4/1/52, Series 2022	27,000	23,320
University of Southern California 3.84%, 10/1/47, Series 2017	64,000	54,976
Univision Communications, Inc. 7.38%, 6/30/30(d)	173,000	166,248
Unum Group
4.00%, 6/15/29	29,000	28,225
5.75%, 8/15/42	58,000	58,014
4.50%, 12/15/49	41,000	33,857
4.13%, 6/15/51	54,000	41,432
UPMC 5.04%, 5/15/33	44,000	44,601
Urban One, Inc. 7.38%, 2/1/28(d)	30,000	21,884
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	31,000	31,290
7.13%, 3/15/29(d)	41,000	42,228
USI, Inc. 7.50%, 1/15/32(d)	25,000	26,225
Utah Acquisition Sub, Inc. 3.95%, 6/15/26	643,000	634,274
Vail Resorts, Inc. 6.50%, 5/15/32(d)	25,000	26,016
Valaris Ltd. 8.38%, 4/30/30(d)	45,000	47,070

See Notes to Financial Statements.

WisdomTree Trust    135

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Valero Energy Corp. 6.63%, 6/15/37	$437,000	$483,239
Valley National Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.36% thereafter)(a)	12,000	9,786
Valmont Industries, Inc.
5.00%, 10/1/44	41,000	38,425
5.25%, 10/1/54	28,000	26,114
Valvoline, Inc. 3.63%, 6/15/31(d)	22,000	19,623
Vector Group Ltd.
10.50%, 11/1/26(d)	22,000	22,314
5.75%, 2/1/29(d)	36,000	36,536
Ventas Realty LP 4.40%, 1/15/29	664,000	657,805
Venture Global Calcasieu Pass LLC
3.88%, 8/15/29(d)	73,000	69,084
6.25%, 1/15/30(d)	40,000	41,646
4.13%, 8/15/31(d)	50,000	46,423
3.88%, 11/1/33(d)	50,000	44,622
Venture Global LNG, Inc.
8.13%, 6/1/28(d)	95,000	99,615
9.50%, 2/1/29(d)	125,000	140,964
8.38%, 6/1/31(d)	95,000	101,025
9.88%, 2/1/32(d)	85,000	94,634
Veralto Corp.
5.50%, 9/18/26(d)	43,000	43,596
5.35%, 9/18/28(d)	43,000	44,355
5.45%, 9/18/33(d)	50,000	51,681
Verde Purchaser LLC 10.50%, 11/30/30(d)	29,000	31,334
VeriSign, Inc.
4.75%, 7/15/27	34,000	33,897
2.70%, 6/15/31	53,000	46,054
Verisk Analytics, Inc.
4.00%, 6/15/25	9,000	8,929
4.13%, 3/15/29	37,000	36,535
5.75%, 4/1/33	36,000	38,269
5.25%, 6/5/34	55,000	56,097
5.50%, 6/15/45	32,000	32,076
3.63%, 5/15/50	45,000	33,816
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/25(d)	72,000	65,873
Verizon Communications, Inc.
1.75%, 1/20/31	234,000	196,628
2.55%, 3/21/31	66,000	58,060
2.36%, 3/15/32	418,000	355,262
4.40%, 11/1/34	681,000	654,380
4.78%, 2/15/35(d)	690,000	680,609
2.65%, 11/20/40	412,000	296,166
4.75%, 11/1/41	1,237,000	1,176,065
Investments	Principal Amount	Value
4.13%, 8/15/46	$148,000	$125,279
4.86%, 8/21/46	675,000	639,583
4.00%, 3/22/50	825,000	673,777
3.55%, 3/22/51	319,000	240,465
3.88%, 3/1/52	180,000	143,694
Vertiv Group Corp. 4.13%, 11/15/28(d)	35,000	33,625
VF Corp.
2.80%, 4/23/27	30,000	28,090
2.95%, 4/23/30	53,000	45,827
Viasat, Inc.
5.63%, 9/15/25(d)	29,000	28,767
5.63%, 4/15/27(d)	31,000	29,527
6.50%, 7/15/28(d)	16,000	13,433
7.50%, 5/30/31(d)	30,000	23,012
Viatris, Inc.
1.65%, 6/22/25	45,000	43,702
2.30%, 6/22/27	45,000	42,102
2.70%, 6/22/30	102,000	89,882
3.85%, 6/22/40	136,000	104,011
4.00%, 6/22/50	181,000	128,680
Vibrantz Technologies, Inc. 9.00%, 2/15/30(d)	31,000	28,402
VICI Properties LP 5.13%, 5/15/32	625,000	617,162
Victoria’s Secret & Co. 4.63%, 7/15/29(d)	25,000	21,839
Victra Holdings LLC/Victra Finance Corp. 7.75%, 2/15/26(d)	370,000	372,242
Viking Cruises Ltd.
7.00%, 2/15/29(d)	71,000	71,977
9.13%, 7/15/31(d)	29,000	31,843
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/29(d)	14,000	13,881
Viper Energy, Inc.
5.38%, 11/1/27(d)	18,000	17,864
7.38%, 11/1/31(d)	16,000	17,021
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	115,000	124,395
6.00%, 5/15/37, Series A	724,000	781,095
4.20%, 5/15/45, Series B	74,000	62,873
2.45%, 12/15/50	49,000	29,304
Visa, Inc.
3.15%, 12/14/25	80,000	78,805
1.90%, 4/15/27	30,000	28,449
0.75%, 8/15/27	10,000	9,160
2.75%, 9/15/27	15,000	14,448
2.05%, 4/15/30	31,000	27,772
1.10%, 2/15/31	20,000	16,543
4.15%, 12/14/35	30,000	29,131
2.70%, 4/15/40	21,000	16,139
4.30%, 12/14/45	70,000	63,552
See Notes to Financial Statements.

136    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
3.65%, 9/15/47	$15,000	$12,265
2.00%, 8/15/50	35,000	20,906
Vistra Operations Co. LLC
5.13%, 5/13/25(d)	31,000	30,896
5.50%, 9/1/26(d)	41,000	40,983
3.70%, 1/30/27(d)	33,000	32,130
5.63%, 2/15/27(d)	54,000	53,970
5.00%, 7/31/27(d)	106,000	105,024
4.38%, 5/1/29(d)	52,000	49,864
4.30%, 7/15/29(d)	33,000	32,059
7.75%, 10/15/31(d)	78,000	83,172
6.88%, 4/15/32(d)	72,000	74,960
6.95%, 10/15/33(d)	43,000	47,604
Vital Energy, Inc.
7.75%, 7/31/29(d)	12,000	12,168
9.75%, 10/15/30	12,000	13,186
7.88%, 4/15/32(d)	41,000	42,006
VMware LLC
4.50%, 5/15/25	46,000	45,818
1.40%, 8/15/26	92,000	86,566
4.65%, 5/15/27	31,000	31,075
3.90%, 8/21/27	77,000	75,702
1.80%, 8/15/28	46,000	41,487
4.70%, 5/15/30	54,000	53,972
2.20%, 8/15/31	107,000	90,594
VOC Escrow Ltd. 5.00%, 2/15/28(d)	28,000	27,519
Vontier Corp.
1.80%, 4/1/26	30,000	28,558
2.40%, 4/1/28	30,000	27,464
2.95%, 4/1/31	42,000	36,341
Vornado Realty LP
2.15%, 6/1/26	16,000	15,175
3.40%, 6/1/31	14,000	11,889
Vulcan Materials Co.
3.90%, 4/1/27	24,000	23,704
3.50%, 6/1/30	54,000	51,166
4.50%, 6/15/47	65,000	56,750
4.70%, 3/1/48	43,000	39,115
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	521,000	496,560
4.80%, 11/18/44	31,000	23,196
Walmart, Inc.
3.55%, 6/26/25	20,000	19,847
3.90%, 9/9/25	35,000	34,844
4.00%, 4/15/26	15,000	14,970
3.05%, 7/8/26	15,000	14,738
1.05%, 9/17/26	25,000	23,561
5.88%, 4/5/27	10,000	10,477
3.95%, 9/9/27	20,000	20,037
3.90%, 4/15/28	15,000	14,978
Investments	Principal Amount	Value
3.70%, 6/26/28	$30,000	$29,857
1.50%, 9/22/28	25,000	22,797
3.25%, 7/8/29	15,000	14,609
2.38%, 9/24/29	5,000	4,649
7.55%, 2/15/30	10,000	11,771
4.00%, 4/15/30	10,000	10,047
1.80%, 9/22/31	40,000	34,358
4.15%, 9/9/32	25,000	25,039
4.10%, 4/15/33	30,000	29,741
5.25%, 9/1/35	25,000	26,792
6.50%, 8/15/37	20,000	23,670
6.20%, 4/15/38	187,000	216,473
3.95%, 6/28/38	10,000	9,446
5.63%, 4/1/40	15,000	16,475
5.00%, 10/25/40	63,000	64,312
5.63%, 4/15/41	15,000	16,398
2.50%, 9/22/41	20,000	14,618
4.00%, 4/11/43	10,000	8,951
4.30%, 4/22/44	5,000	4,677
3.63%, 12/15/47	10,000	8,226
4.05%, 6/29/48	35,000	30,812
2.95%, 9/24/49	15,000	10,892
2.65%, 9/22/51	30,000	20,072
4.50%, 9/9/52	20,000	18,887
4.50%, 4/15/53	30,000	28,239
Walt Disney Co.
1.75%, 1/13/26	110,000	106,122
2.20%, 1/13/28	412,000	386,806
2.65%, 1/13/31	314,000	283,049
3.50%, 5/13/40	677,000	561,700
2.75%, 9/1/49	9,000	5,987
4.70%, 3/23/50	87,000	82,379
3.60%, 1/13/51	176,000	137,269
3.80%, 5/13/60	73,000	56,822
Wand NewCo 3, Inc. 7.63%, 1/30/32(d)	51,000	53,488
Warner Media LLC 7.63%, 4/15/31	6,000	6,467
WarnerMedia Holdings, Inc. 5.39%, 3/15/62	932,000	703,930
Washington Gas Light Co.
3.80%, 9/15/46, Series K	20,000	15,829
3.65%, 9/15/49	18,000	13,837
Washington University
3.52%, 4/15/54, Series 2022	10,000	8,060
4.35%, 4/15/2122	10,000	8,579
Waste Connections, Inc.
4.25%, 12/1/28	31,000	30,865
3.50%, 5/1/29	36,000	34,798
2.60%, 2/1/30	43,000	39,363
2.20%, 1/15/32	46,000	39,068

See Notes to Financial Statements.

WisdomTree Trust    137

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
3.20%, 6/1/32	$36,000	$32,489
4.20%, 1/15/33	54,000	52,085
5.00%, 3/1/34	54,000	54,916
3.05%, 4/1/50	45,000	31,667
2.95%, 1/15/52	77,000	52,247
Waste Management, Inc.
1.15%, 3/15/28	73,000	65,696
2.00%, 6/1/29	100,000	90,295
1.50%, 3/15/31	309,000	257,731
Weatherford International Ltd. 8.63%, 4/30/30(d)	65,000	67,481
WEC Energy Group, Inc.
5.00%, 9/27/25	30,000	30,086
4.75%, 1/9/26	60,000	60,056
5.60%, 9/12/26	35,000	35,724
5.15%, 10/1/27	25,000	25,515
1.38%, 10/15/27	30,000	27,353
4.75%, 1/15/28	30,000	30,295
2.20%, 12/15/28	30,000	27,394
1.80%, 10/15/30	30,000	25,534
Wells Fargo & Co.
3.55%, 9/29/25	185,000	182,708
3.00%, 10/23/26	594,000	576,976
4.30%, 7/22/27	185,000	184,293
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	1,765,000	1,719,710
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	220,000	214,117
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	240,000	226,416
4.15%, 1/24/29	185,000	183,011
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	310,000	320,270
7.95%, 11/15/29, Series B	20,000	22,913
5.20%, 1/23/30, (5.198% fixed rate until 1/22/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	200,000	204,212
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	72,000	66,033
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	60,000	53,870
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(a)	50,000	49,507
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(a)	85,000	84,667
Investments	Principal Amount	Value
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	$65,000	$71,608
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	773,000	592,041
5.61%, 1/15/44	105,000	106,672
3.90%, 5/1/45	98,000	81,787
4.90%, 11/17/45	88,000	80,714
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	164,230
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(a)	111,000	100,715
Wells Fargo Bank NA 6.60%, 1/15/38	474,000	539,199
Welltower OP LLC
4.00%, 6/1/25	175,000	173,542
2.05%, 1/15/29	30,000	27,002
4.13%, 3/15/29	25,000	24,543
3.10%, 1/15/30	54,000	50,035
2.80%, 6/1/31	179,000	158,864
4.95%, 9/1/48	100,000	94,804
WESCO Distribution, Inc.
7.25%, 6/15/28(d)	54,000	55,447
6.38%, 3/15/29(d)	37,000	38,047
6.63%, 3/15/32(d)	35,000	36,161
Western & Southern Financial Group, Inc. 5.75%, 7/15/33(d)	20,000	21,039
Western & Southern Life Insurance Co.
5.15%, 1/15/49(d)	20,000	18,786
3.75%, 4/28/61(d)	20,000	14,038
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)	27,000	24,551
Western Digital Corp. 4.75%, 2/15/26	293,000	290,656
Western Midstream Operating LP
3.95%, 6/1/25	20,000	19,790
4.65%, 7/1/26	30,000	29,851
4.50%, 3/1/28	20,000	19,717
4.75%, 8/15/28	24,000	23,910
6.35%, 1/15/29	35,000	36,933
4.05%, 2/1/30	80,000	76,514
6.15%, 4/1/33	54,000	56,619
5.45%, 4/1/44	55,000	51,094
5.30%, 3/1/48	63,000	56,551
5.50%, 8/15/48	35,000	31,964
5.25%, 2/1/50	90,000	81,018

See Notes to Financial Statements.

138    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Western Union Co.
1.35%, 3/15/26	$37,000	$35,092
2.75%, 3/15/31	27,000	23,273
6.20%, 11/17/36	46,000	48,199
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/25	31,000	30,498
3.45%, 11/15/26	46,000	44,889
4.70%, 9/15/28	77,000	77,297
5.61%, 3/11/34	36,000	37,553
Westlake Corp. 3.13%, 8/15/51	342,000	224,396
Weyerhaeuser Co.
4.75%, 5/15/26	45,000	45,085
6.95%, 10/1/27	20,000	21,292
4.00%, 11/15/29	54,000	52,440
4.00%, 4/15/30	55,000	53,156
7.38%, 3/15/32	47,000	54,000
3.38%, 3/9/33	30,000	26,895
4.00%, 3/9/52	40,000	31,418
Whirlpool Corp.
3.70%, 5/1/25	22,000	21,803
4.75%, 2/26/29	43,000	43,222
2.40%, 5/15/31	21,000	17,801
4.70%, 5/14/32	21,000	20,506
5.50%, 3/1/33	21,000	21,238
5.75%, 3/1/34	21,000	21,329
4.50%, 6/1/46	45,000	37,108
4.60%, 5/15/50	48,000	39,243
White Cap Buyer LLC 6.88%, 10/15/28(d)	26,000	25,790
White Cap Parent LLC 8.25%, 3/15/26, PIK(d)	12,000	12,000
Williams Cos., Inc.
5.40%, 3/2/26	70,000	70,746
3.75%, 6/15/27	90,000	88,152
5.30%, 8/15/28	55,000	56,470
4.90%, 3/15/29	70,000	70,836
3.50%, 11/15/30	70,000	65,687
7.50%, 1/15/31, Series A	25,000	28,333
2.60%, 3/15/31	107,000	93,644
8.75%, 3/15/32	30,000	36,547
4.65%, 8/15/32	70,000	68,913
5.65%, 3/15/33	55,000	57,203
5.15%, 3/15/34	70,000	70,404
6.30%, 4/15/40	115,000	123,396
5.80%, 11/15/43	35,000	35,702
5.40%, 3/4/44	45,000	43,898
5.75%, 6/24/44	59,000	59,690
4.90%, 1/15/45	45,000	40,780
5.10%, 9/15/45	90,000	83,844
4.85%, 3/1/48	70,000	63,060
Investments	Principal Amount	Value
3.50%, 10/15/51	$60,000	$43,244
5.30%, 8/15/52	67,000	64,347
Williams Scotsman, Inc.
6.13%, 6/15/25(d)	22,000	22,042
4.63%, 8/15/28(d)	20,000	19,327
7.38%, 10/1/31(d)	20,000	21,058
Willis North America, Inc.
4.65%, 6/15/27	45,000	45,111
4.50%, 9/15/28	35,000	34,860
2.95%, 9/15/29	50,000	46,230
5.35%, 5/15/33	55,000	56,102
5.05%, 9/15/48	35,000	32,243
3.88%, 9/15/49	50,000	38,605
5.90%, 3/5/54	70,000	72,243
Willis-Knighton Medical Center 4.81%, 9/1/48, Series 2018	32,000	28,928
Wilton RE Ltd. 6.00%, 10/22/30, (6.00% fixed rate until 10/22/30; 5-year Constant Maturity Treasury Rate + 5.266% thereafter)(a)(d)(e)	16,000	14,473
Windsor Holdings III LLC 8.50%, 6/15/30(d)	33,000	35,453
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/28(d)	62,000	60,529
Wisconsin Electric Power Co.
1.70%, 6/15/28	20,000	18,208
5.00%, 5/15/29	22,000	22,611
4.75%, 9/30/32	10,000	10,179
5.63%, 5/15/33	5,000	5,391
5.70%, 12/1/36	15,000	16,367
4.30%, 10/15/48	15,000	12,980
Wisconsin Power & Light Co.
3.05%, 10/15/27	20,000	19,247
3.00%, 7/1/29	25,000	23,558
1.95%, 9/16/31	25,000	20,849
3.95%, 9/1/32	45,000	42,454
4.95%, 4/1/33	20,000	20,114
5.38%, 3/30/34	20,000	20,630
6.38%, 8/15/37	25,000	27,482
3.65%, 4/1/50	30,000	22,610
Wisconsin Public Service Corp.
5.35%, 11/10/25	20,000	20,163
3.67%, 12/1/42	15,000	12,261
4.75%, 11/1/44	35,000	32,872
3.30%, 9/1/49	15,000	10,958
2.85%, 12/1/51	20,000	13,040
WMG Acquisition Corp.
3.75%, 12/1/29(d)	35,000	32,670
3.00%, 2/15/31(d)	42,000	37,413
Wolverine World Wide, Inc. 4.00%, 8/15/29(d)	22,000	18,804

See Notes to Financial Statements.

WisdomTree Trust    139

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Workday, Inc.
3.50%, 4/1/27	$62,000	$60,686
3.70%, 4/1/29	54,000	52,277
3.80%, 4/1/32	89,000	83,686
WP Carey, Inc.
4.25%, 10/1/26	37,000	36,604
3.85%, 7/15/29	25,000	24,090
2.40%, 2/1/31	36,000	31,021
2.45%, 2/1/32	25,000	21,035
2.25%, 4/1/33	30,000	24,186
WR Berkley Corp.
4.75%, 8/1/44	32,000	29,456
4.00%, 5/12/50	43,000	34,753
3.55%, 3/30/52	36,000	26,315
3.15%, 9/30/61	32,000	20,442
WR Grace Holdings LLC
4.88%, 6/15/27(d)	30,000	29,400
5.63%, 8/15/29(d)	47,000	43,612
7.38%, 3/1/31(d)	14,000	14,581
WRKCo, Inc. 4.90%, 3/15/29	328,000	332,152
WW Grainger, Inc.
4.60%, 6/15/45	44,000	41,356
3.75%, 5/15/46	18,000	14,751
4.20%, 5/15/47	18,000	15,886
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/27(d)	37,000	36,792
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(d)	31,000	30,360
7.13%, 2/15/31(d)	41,000	43,599
Xcel Energy, Inc. 5.45%, 8/15/33	14,000	14,331
Xerox Holdings Corp.
5.50%, 8/15/28(d)	23,000	19,719
8.88%, 11/30/29(d)	32,000	30,052
XHR LP 4.88%, 6/1/29(d)	23,000	21,903
XPO CNW, Inc. 6.70%, 5/1/34	12,000	12,503
XPO, Inc.
7.13%, 6/1/31(d)	18,000	18,818
7.13%, 2/1/32(d)	24,000	25,209
Xylem, Inc.
3.25%, 11/1/26	31,000	30,177
1.95%, 1/30/28	31,000	28,594
2.25%, 1/30/31	36,000	31,382
4.38%, 11/1/46	56,000	49,029
Yum! Brands, Inc.
4.75%, 1/15/30(d)	33,000	32,442
3.63%, 3/15/31	43,000	39,536
Investments	Principal Amount	Value
4.63%, 1/31/32	$45,000	$42,769
5.38%, 4/1/32	41,000	40,631
6.88%, 11/15/37	13,000	14,597
5.35%, 11/1/43	11,000	10,690
Zayo Group Holdings, Inc.
4.00%, 3/1/27(d)	61,000	53,283
6.13%, 3/1/28(d)	44,000	34,063
Ziff Davis, Inc. 4.63%, 10/15/30(d)	150,000	138,619
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/26	37,000	36,214
5.35%, 12/1/28	9,000	9,280
2.60%, 11/24/31	100,000	86,832
5.75%, 11/30/39	13,000	13,614
4.45%, 8/15/45	37,000	32,447
Zoetis, Inc.
4.50%, 11/13/25	45,000	44,896
5.40%, 11/14/25	35,000	35,260
3.00%, 9/12/27	45,000	43,214
3.90%, 8/20/28	30,000	29,516
2.00%, 5/15/30	54,000	47,197
5.60%, 11/16/32	55,000	57,975
4.70%, 2/1/43	105,000	97,605
3.95%, 9/12/47	45,000	36,892
4.45%, 8/20/48	35,000	31,144
3.00%, 5/15/50	45,000	31,070
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(d)	200,000	184,978
Total United States		415,898,582
Zambia – 0.0%
First Quantum Minerals Ltd. 9.38%, 3/1/29(c)	200,000	213,244
TOTAL CORPORATE BONDS (Cost: $545,051,667)		556,431,867
FOREIGN GOVERNMENT AGENCIES – 0.9%
Canada – 0.2%
Export Development Canada
3.38%, 8/26/25	65,000	64,355
4.38%, 6/29/26	160,000	160,840
3.00%, 5/25/27	55,000	53,749
3.88%, 2/14/28	70,000	70,060
4.13%, 2/13/29	70,000	70,802
OMERS Finance Trust 4.75%, 3/26/31(d)	250,000	257,323
Province of Alberta
3.30%, 3/15/28	65,000	63,637
1.30%, 7/22/30	51,000	43,753
4.50%, 1/24/34	26,000	26,383
Province of British Columbia 2.25%, 6/2/26	999,000	966,692
See Notes to Financial Statements.

140    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Province of Manitoba
2.13%, 6/22/26	$51,000	$49,183
1.50%, 10/25/28	73,000	66,242
4.30%, 7/27/33	21,000	20,992
Province of Ontario
1.05%, 4/14/26	283,000	269,147
1.13%, 10/7/30	235,000	198,375
Province of Quebec
0.60%, 7/23/25	67,000	64,739
2.50%, 4/20/26	41,000	39,902
2.75%, 4/12/27	26,000	25,192
3.63%, 4/13/28	72,000	71,197
4.50%, 4/3/29	77,000	78,630
7.50%, 9/15/29	31,000	35,840
1.35%, 5/28/30	31,000	26,772
1.90%, 4/21/31	21,000	18,315
4.50%, 9/8/33	31,000	31,458
Total Canada		2,773,578
China – 0.0%
China Development Bank 2.00%, 2/16/27(c)	200,000	191,066
Export-Import Bank of China 3.25%, 11/28/27(c)	238,000	232,804
Total China		423,870
France – 0.0%
Agence Francaise de Developpement EPIC 4.50%, 2/17/26(c)	200,000	200,208
Caisse d’Amortissement de la Dette Sociale 0.38%, 9/23/25(d)	100,000	95,838
Total France		296,046
Germany – 0.1%
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	1,120,000	1,054,278
3.75%, 2/15/28	169,000	168,599
2.88%, 4/3/28	62,000	60,056
0.75%, 9/30/30	41,000	34,265
4.75%, 10/29/30	41,000	43,043
4.13%, 7/15/33	82,000	82,727
4.38%, 2/28/34	41,000	42,217
5.48%, 4/18/36(f)	41,000	25,389
5.78%, 6/29/37(f)	41,000	24,087
Landwirtschaftliche Rentenbank 0.88%, 9/3/30	344,000	288,843
Total Germany		1,823,504
Hong Kong – 0.0%
Airport Authority 4.88%, 1/12/33(d)	325,000	339,170
India – 0.0%
Export-Import Bank of India 3.88%, 2/1/28(c)	271,000	264,024
Investments	Principal Amount	Value
Indonesia – 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 3/29/27(c)	$288,000	$287,487
5.40%, 11/15/28(c)	285,000	296,417
4.70%, 6/6/32(c)	200,000	201,676
Total Indonesia		785,580
Japan – 0.2%
Development Bank of Japan, Inc.
2.75%, 9/16/25(d)	48,000	47,120
1.88%, 9/1/26(d)	42,000	40,143
3.25%, 4/28/27(d)	39,000	38,135
1.88%, 8/28/29(d)	36,000	32,478
1.00%, 8/27/30(d)	37,000	31,036
1.25%, 1/28/31(d)	33,000	27,726
1.75%, 10/20/31(d)	33,000	28,218
Japan Bank for International Cooperation
4.25%, 1/26/26	528,000	527,028
2.25%, 11/4/26	522,000	501,157
2.75%, 11/16/27	486,000	466,852
4.63%, 7/19/28	202,000	206,462
2.13%, 2/16/29	264,000	243,453
Japan International Cooperation Agency 4.00%, 5/23/28	260,000	259,225
Total Japan		2,449,033
Malaysia – 0.0%
Malaysia Wakala Sukuk Bhd. 2.07%, 4/28/31(c)	250,000	217,423
Norway – 0.0%
Kommunalbanken AS 1.13%, 10/26/26(d)	110,000	103,360
Poland – 0.0%
Bank Gospodarstwa Krajowego 6.25%, 10/31/28(c)	200,000	213,064
South Korea – 0.2%
Export-Import Bank of Korea 2.38%, 4/21/27	875,000	834,313
Korea Development Bank 1.00%, 9/9/26	412,000	385,673
Korea Electric Power Corp. 5.38%, 7/31/26(c)	200,000	202,946
Korea Gas Corp. 2.88%, 7/16/29(c)	201,000	187,832
Korea Housing Finance Corp. 5.38%, 11/15/26(c)	200,000	204,250
Korea National Oil Corp. 3.38%, 3/27/27(c)	324,000	315,787
Total South Korea		2,130,801

See Notes to Financial Statements.

WisdomTree Trust    141

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
Sweden – 0.0%
Svensk Exportkredit AB
2.25%, 3/22/27	$232,000	$221,968
5.37%, 5/11/37(f)	10,000	5,350
Total Sweden		227,318
United Arab Emirates – 0.1%
Finance Department Government of Sharjah 6.50%, 11/23/32(d)	304,000	323,851
Sharjah Sukuk Program Ltd. 3.23%, 10/23/29(c)	257,000	235,397
Total United Arab Emirates		559,248
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $12,328,432)		12,606,019
FOREIGN GOVERNMENT OBLIGATIONS – 3.9%
Angola – 0.0%
Angola Government International Bonds 8.75%, 4/14/32(c)	387,000	351,230
Argentina – 0.2%
Argentina Republic Government International Bonds
1.00%, 7/9/29	194,000	116,823
0.75%, 7/9/30(a)	1,152,000	657,608
4.13%, 7/9/35(a)	1,316,000	586,212
5.00%, 1/9/38(a)	753,000	366,907
3.50%, 7/9/41(a)	494,000	206,601
4.13%, 7/9/46(a)	87,000	40,713
Total Argentina		1,974,864
Bahrain – 0.1%
Bahrain Government International Bonds 7.00%, 10/12/28(c)	1,350,000	1,414,044
Bermuda – 0.0%
Bermuda Government International Bonds 2.38%, 8/20/30(c)	200,000	175,012
Brazil – 0.1%
Brazil Government International Bonds
3.88%, 6/12/30	1,461,000	1,344,734
5.00%, 1/27/45	500,000	408,205
Total Brazil		1,752,939
Canada – 0.1%
Canada Government International Bonds
2.88%, 4/28/25	95,000	93,952
0.75%, 5/19/26	75,000	70,921
3.75%, 4/26/28	470,000	469,262
Total Canada		634,135
Chile – 0.1%
Chile Government International Bonds
3.50%, 1/31/34	1,125,000	1,020,893
4.95%, 1/5/36	466,817	467,461
Total Chile		1,488,354
Investments	Principal Amount	Value
China – 0.0%
China Government International Bonds
1.75%, 10/26/31(c)	$200,000	$174,240
2.75%, 12/3/39(c)	200,000	169,126
Total China		343,366
Colombia – 0.1%
Colombia Government International Bonds
3.25%, 4/22/32	200,000	159,486
7.50%, 2/2/34	761,000	786,204
7.38%, 9/18/37	200,000	201,966
5.00%, 6/15/45	300,000	218,136
Total Colombia		1,365,792
Costa Rica – 0.0%
Costa Rica Government International Bonds
6.13%, 2/19/31(c)	225,000	232,384
5.63%, 4/30/43(c)	200,000	185,160
Total Costa Rica		417,544
Dominican Republic – 0.1%
Dominican Republic International Bonds 6.00%, 2/22/33(c)	1,109,000	1,121,388
Ecuador – 0.0%
Ecuador Government International Bonds
6.90%, 7/31/30(a)(c)	200,000	142,388
5.50%, 7/31/35(a)(c)	222,000	122,728
5.00%, 7/31/40(a)(c)	183,000	92,922
Total Ecuador		358,038
Egypt – 0.1%
Egypt Government International Bonds
5.88%, 2/16/31(c)	907,000	733,763
7.30%, 9/30/33(c)	200,000	164,350
Total Egypt		898,113
El Salvador – 0.0%
El Salvador Government International Bonds 7.65%, 6/15/35(c)	243,000	191,119
Guatemala – 0.0%
Guatemala Government Bonds 7.05%, 10/4/32(c)	288,000	310,424
Hong Kong – 0.1%
Hong Kong Government International Bonds 4.50%, 1/11/28(d)	525,000	535,789
Hungary – 0.1%
Hungary Government International Bonds 5.50%, 6/16/34(c)	803,000	812,499
Indonesia – 0.2%
Indonesia Government International Bonds
1.85%, 3/12/31	212,000	180,213
4.65%, 9/20/32	1,247,000	1,248,758
4.85%, 1/11/33	612,000	619,656

See Notes to Financial Statements.

142    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
4.35%, 1/11/48	$412,000	$372,889
3.20%, 9/23/61	937,000	641,798
Total Indonesia		3,063,314
Israel – 0.1%
Israel Government International Bonds
2.75%, 7/3/30	200,000	174,438
4.50%, 1/17/33	550,000	515,812
State of Israel 3.38%, 1/15/50	554,000	374,360
Total Israel		1,064,610
Italy – 0.1%
Republic of Italy Government International Bonds
1.25%, 2/17/26	1,187,000	1,132,445
5.38%, 6/15/33	634,000	647,473
Total Italy		1,779,918
Ivory Coast – 0.0%
Ivory Coast Government International Bonds 7.63%, 1/30/33(c)	200,000	199,686
Jamaica – 0.0%
Jamaica Government International Bonds 8.00%, 3/15/39	157,000	190,381
Jordan – 0.0%
Jordan Government International Bonds 5.85%, 7/7/30(c)	239,000	226,118
Kazakhstan – 0.0%
Kazakhstan Government International Bonds 6.50%, 7/21/45(c)	200,000	235,520
Kenya – 0.0%
Republic of Kenya Government International Bonds
7.25%, 2/28/28(c)	200,000	183,846
9.75%, 2/16/31(c)	200,000	194,432
Total Kenya		378,278
Kuwait – 0.0%
Kuwait International Government Bonds 3.50%, 3/20/27(c)	200,000	195,774
Mexico – 0.4%
Mexico Government International Bonds
2.66%, 5/24/31	619,000	525,915
6.75%, 9/27/34	82,000	88,066
6.35%, 2/9/35	2,307,000	2,399,626
6.05%, 1/11/40	94,000	94,123
4.75%, 3/8/44	2,162,000	1,800,730
6.34%, 5/4/53	500,000	491,205
5.75%, 10/12/2110	42,000	35,976
Total Mexico		5,435,641
Investments	Principal Amount	Value
Morocco – 0.0%
Morocco Government International Bonds
5.95%, 3/8/28(c)	$200,000	$205,850
3.00%, 12/15/32(c)	200,000	169,182
Total Morocco		375,032
Nigeria – 0.1%
Nigeria Government International Bonds
7.14%, 2/23/30(c)	425,000	385,211
7.70%, 2/23/38(c)	215,000	172,826
Total Nigeria		558,037
Oman – 0.1%
Oman Government International Bonds
6.25%, 1/25/31(c)	506,000	538,040
6.75%, 1/17/48(c)	200,000	216,926
Oman Sovereign Sukuk Co. 5.93%, 10/31/25(c)	317,000	320,943
Total Oman		1,075,909
Panama – 0.2%
Panama Government International Bonds
7.13%, 1/29/26	200,000	205,236
2.25%, 9/29/32	375,000	282,457
6.40%, 2/14/35	1,900,000	1,897,910
4.50%, 5/15/47	200,000	146,310
3.87%, 7/23/60	412,000	251,897
Total Panama		2,783,810
Paraguay – 0.0%
Paraguay Government International Bonds 6.00%, 2/9/36(c)	250,000	261,012
Peru – 0.1%
Peru Government International Bonds
3.00%, 1/15/34	1,575,000	1,338,671
6.55%, 3/14/37	481,000	535,608
Total Peru		1,874,279
Philippines – 0.2%
Philippines Government International Bonds
5.61%, 4/13/33	701,000	741,391
5.00%, 1/13/37	1,807,000	1,844,640
Total Philippines		2,586,031
Poland – 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	121,000	119,178
5.50%, 11/16/27	104,000	108,330
4.63%, 3/18/29	104,000	105,908
5.75%, 11/16/32	31,000	33,290
4.88%, 10/4/33	51,000	51,724
5.13%, 9/18/34	147,000	150,671

See Notes to Financial Statements.

WisdomTree Trust    143

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
5.50%, 4/4/53	$153,000	$156,563
5.50%, 3/18/54	171,000	174,374
Total Poland		900,038
Qatar – 0.1%
Qatar Government International Bonds
3.75%, 4/16/30(c)	902,000	886,504
5.10%, 4/23/48(c)	684,000	698,918
Total Qatar		1,585,422
Romania – 0.1%
Romania Government International Bonds
5.88%, 1/30/29(c)	184,000	187,733
6.00%, 5/25/34(c)	400,000	402,488
6.13%, 1/22/44(c)	138,000	136,630
Total Romania		726,851
Saudi Arabia – 0.3%
Saudi Government International Bonds
2.50%, 2/3/27(c)	225,000	215,708
3.63%, 3/4/28(c)	225,000	219,456
2.25%, 2/2/33(c)	3,250,000	2,690,545
4.88%, 7/18/33(c)	650,000	657,904
4.50%, 10/26/46(c)	249,000	218,938
Total Saudi Arabia		4,002,551
Senegal – 0.0%
Senegal Government International Bonds 6.25%, 5/23/33(c)	200,000	173,838
Serbia – 0.0%
Serbia International Bonds 6.25%, 5/26/28(c)	200,000	206,176
South Africa – 0.1%
Republic of South Africa Government International Bonds 5.88%, 4/20/32	947,000	923,704
South Korea – 0.0%
Korea International Bonds 1.00%, 9/16/30	200,000	168,640
Trinidad & Tobago – 0.0%
Trinidad & Tobago Government International Bonds 4.50%, 8/4/26(c)	200,000	196,660
Turkey – 0.3%
Hazine Mustesarligi Varlik Kiralama AS 7.25%, 2/24/27(c)	443,000	454,988
Turkiye Government International Bonds
4.75%, 1/26/26	400,000	397,444
5.25%, 3/13/30	2,799,000	2,655,971
5.88%, 6/26/31	200,000	190,272
4.88%, 4/16/43	100,000	73,242
Total Turkey		3,771,917
Investments	Principal Amount	Value
Ukraine – 0.0%
Ukraine Government International Bonds
Zero coupon, 2/1/30(a)(d)	$15,406	$6,586
1.75%, 2/1/34(a)(d)	141,022	62,402
Zero coupon, 2/1/34(a)(d)	57,572	17,991
1.75%, 2/1/35(a)(d)	70,511	30,673
Zero coupon, 2/1/35(a)(d)	48,652	19,704
1.75%, 2/1/36(a)(d)	70,511	30,320
Zero coupon, 2/1/36(a)(d)	40,544	16,258
Total Ukraine		183,934
United Arab Emirates – 0.2%
Abu Dhabi Government International Bonds
3.13%, 4/16/30(c)	1,000,000	951,910
5.00%, 4/30/34(c)	201,000	210,825
3.13%, 9/30/49(c)	200,000	147,434
3.88%, 4/16/50(c)	200,000	168,196
Emirate of Dubai Government International Bonds 5.25%, 1/30/43(c)	200,000	198,430
UAE International Government Bonds 2.88%, 10/19/41(c)	356,000	273,219
Total United Arab Emirates		1,950,014
Uruguay – 0.1%
Uruguay Government International Bonds 5.75%, 10/28/34	1,581,000	1,714,500
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $51,508,581)		52,932,245
SUPRANATIONAL BONDS – 0.7%
African Development Bank 4.38%, 11/3/27	257,000	260,711
Asian Development Bank
0.63%, 4/29/25	92,000	89,623
2.88%, 5/6/25	62,000	61,265
4.63%, 6/13/25	41,000	41,009
0.38%, 9/3/25	62,000	59,581
0.50%, 2/4/26	112,000	106,343
1.00%, 4/14/26	216,000	205,509
2.00%, 4/24/26	173,000	167,194
1.75%, 8/14/26	17,000	16,292
4.13%, 1/12/27	62,000	62,286
1.50%, 1/20/27	72,000	68,058
6.22%, 8/15/27	6,000	6,339
3.13%, 8/20/27	92,000	90,161
2.50%, 11/2/27	33,000	31,681
2.75%, 1/19/28	36,000	34,764
3.75%, 4/25/28	72,000	71,824
1.25%, 6/9/28	31,000	28,233
3.13%, 9/26/28	15,000	14,627
4.38%, 3/6/29	72,000	73,655
See Notes to Financial Statements.

144    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
1.88%, 1/24/30	$41,000	$37,117
0.75%, 10/8/30	21,000	17,496
1.50%, 3/4/31	41,000	35,393
3.13%, 4/27/32	21,000	19,912
4.00%, 1/12/33	41,000	40,976
3.88%, 6/14/33	41,000	40,589
4.13%, 1/12/34	100,000	100,892
Asian Infrastructure Investment Bank
0.50%, 5/28/25	62,000	60,186
3.38%, 6/29/25	26,000	25,752
0.50%, 1/27/26	87,000	82,646
4.88%, 9/14/26	41,000	41,684
3.75%, 9/14/27	41,000	40,854
4.13%, 1/18/29	62,000	62,715
4.25%, 3/13/34	26,000	26,396
European Bank for Reconstruction & Development
0.50%, 5/19/25	57,000	55,372
0.50%, 11/25/25	34,000	32,472
4.38%, 3/9/28	62,000	63,107
4.13%, 1/25/29	63,000	63,726
4.25%, 3/13/34	21,000	21,374
European Investment Bank
1.63%, 3/14/25	276,000	271,482
0.63%, 7/25/25	855,000	826,614
2.13%, 4/13/26	200,000	193,902
0.63%, 10/21/27	21,000	19,026
3.25%, 11/15/27	82,000	80,593
3.88%, 3/15/28	103,000	103,180
4.50%, 10/16/28	82,000	84,176
4.00%, 2/15/29	103,000	103,751
1.75%, 3/15/29	62,000	56,703
1.63%, 10/9/29	21,000	18,887
0.88%, 5/17/30	21,000	17,843
3.63%, 7/15/30	82,000	81,094
0.75%, 9/23/30	31,000	25,918
1.25%, 2/14/31	82,000	69,849
1.63%, 5/13/31	31,000	26,936
3.75%, 2/14/33	103,000	101,273
4.13%, 2/13/34	82,000	82,782
4.88%, 2/15/36	21,000	22,485
Inter-American Development Bank
0.63%, 7/15/25	990,000	957,993
3.20%, 8/7/42	412,000	347,081
International Bank for Reconstruction & Development
2.50%, 7/29/25	548,000	538,574
0.50%, 10/28/25	607,000	581,172
3.13%, 6/15/27	173,000	169,649
0.75%, 11/24/27	728,000	660,463
3.50%, 7/12/28	670,000	662,536
4.00%, 1/10/31	103,000	103,563
Investments	Principal Amount	Value
1.63%, 11/3/31	$103,000	$88,357
4.75%, 11/14/33	62,000	65,419
International Development Association
0.38%, 9/23/25(d)	83,000	79,610
0.75%, 6/10/27(c)	41,000	37,627
International Finance Corp. 0.75%, 10/8/26	191,000	178,684
IsDB Trust Services No. 2 SARL 3.21%, 4/28/27(c)	508,000	496,174
Nordic Investment Bank 0.50%, 1/21/26	284,000	269,939
TOTAL SUPRANATIONAL BONDS (Cost: $9,660,126)		9,781,149
COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.5%
United States – 3.5%
Banc of America Commercial Mortgage Trust 3.71%, 9/15/48, Series 2015-UBS7, Class A4	1,000,000	982,383
BANK
2.93%, 2/15/55, Series 2022-BNK39, Class A4^(a)	329,961	292,611
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,800,734
2.62%, 11/15/64, Series 2021-BNK37, Class A5^(a)	410,000	353,874
2.75%, 12/15/64, Series 2021-BNK38, Class AS	750,000	633,713
3.92%, 4/15/65, Series 2022-BNK41, Class A4^(a)	1,216,732	1,142,051
Bank of America Merrill Lynch Commercial Mortgage Trust 3.88%, 2/15/50, Series 2017-BNK3, Class B^(a)	994,000	942,581
Barclays Commercial Mortgage Trust 3.17%, 8/15/52, Series 2019-C4, Class AS	400,000	357,916
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,605,909
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,747,535
2.22%, 8/15/54, Series 2021-B28, Class A5	618,677	523,261
4.59%, 5/15/55, Series 2022-B35, Class A5^(a)	2,180,934	2,093,352
3.72%, 3/15/62, Series 2019-B10, Class A4	454,934	436,108
Cantor Commercial Real Estate Lending 3.12%, 11/15/52, Series 2019-CF2, Class AS	200,000	178,391
CD Mortgage Trust 3.63%, 2/10/50, Series 2017-CD3, Class A4	310,000	292,273
Citigroup Commercial Mortgage Trust 2.92%, 2/15/53, Series 2020-GC46, Class AS^(a)	119,000	104,270

See Notes to Financial Statements.

WisdomTree Trust    145

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
COMM Mortgage Trust
3.71%, 7/10/48, Series 2015-LC21, Class A4	$112,000	$110,669
3.63%, 10/10/48, Series 2015-CR26, Class A4	750,000	735,273
3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	547,342
CSAIL Commercial Mortgage Trust
4.47%, 11/15/49, Series 2016-C7, Class B^(a)	1,200,000	1,113,880
3.48%, 3/15/53, Series 2020-C19, Class B^(a)	425,000	355,710
DBJPM Mortgage Trust 4.20%, 5/10/49, Series 2016-C1, Class B^(a)	570,000	527,944
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.21%, 2/25/26, Series K734, Class A2	728,000	715,128
2.67%, 3/25/26, Series K055, Class A2	200,000	194,710
3.30%, 10/25/26, Series K060, Class A2	610,000	597,956
3.19%, 7/25/27, Series K067, Class A2	750,000	730,026
3.24%, 8/25/27, Series K068, Class A2	140,000	136,414
1.47%, 9/25/27, Series K740, Class A2	500,000	461,964
3.19%, 9/25/27, Series K069, Class A2^(a)	54,894	53,394
3.29%, 11/25/27, Series K071, Class A2	500,000	487,061
3.93%, 6/25/28, Series K079, Class A2	804,000	797,407
4.74%, 8/25/28, Series K508, Class A2^(a)	500,000	508,688
4.80%, 9/25/28, Series K507, Class A2^(a)	500,000	510,016
4.85%, 9/25/28, Series K509, Class A2	500,000	510,696
4.86%, 10/25/28, Series K511, Class A2	500,000	510,885
3.42%, 2/25/29, Series K090, Class A2	1,000,000	971,210
3.51%, 3/25/29, Series K091, Class A2	1,000,000	974,896
1.38%, 7/25/30, Series K116, Class A2	1,000,000	857,220
1.50%, 10/25/30, Series K120, Class A2	1,000,000	856,575
2.11%, 1/25/31, Series K127, Class A2	1,000,000	884,264
5.56%, 6/25/31, Series KF115, Class AS^(a)	289,865	286,749
2.13%, 11/25/31, Series K136, Class A2	1,000,000	870,956
5.58%, 12/25/31, Series KF128, Class AS^(a)	192,944	190,695
2.25%, 1/25/32, Series K140, Class A2	1,000,000	874,900
2.59%, 1/25/32, Series K139, Class A2^(a)	1,200,000	1,075,556
2.25%, 2/25/32, Series K141, Class A2	1,000,000	874,750
3.42%, 4/25/32, Series K154, Class A2	1,000,000	968,328
2.92%, 6/25/32, Series K146, Class A2	1,000,000	911,977
3.00%, 6/25/32, Series K147, Class A2^(a)	1,500,000	1,374,675
3.50%, 7/25/32, Series K148, Class A2^(a)	1,000,000	948,422
3.53%, 8/25/32, Series K149, Class A2	500,000	474,967
4.35%, 1/25/33, Series K154, Class A2^(a)	310,000	310,997
4.90%, 10/25/33, Series K-161, Class A2	500,000	520,148
5.15%, 12/25/33, Series K-162, Class A2	500,000	529,087
1.94%, 2/25/35, Series K1515, Class A2	480,000	380,460
2.36%, 10/25/36, Series K1522, Class A2	250,000	200,201
Investments	Principal Amount	Value
FREMF Mortgage Trust
3.72%, 4/25/48, Series 2015-K45, Class B^(a)(d)	$100,000	$98,930
4.19%, 4/25/48, Series 2016-K54, Class B^(a)(d)	590,000	580,884
4.35%, 6/25/51, Series 2018-K76, Class B^(a)(d)	205,000	200,073
JP Morgan Chase Commercial Mortgage Securities Trust 3.46%, 8/15/49, Series 2016-JP2, Class B	1,000,000	888,906
JPMDB Commercial Mortgage Securities Trust
2.88%, 6/15/49, Series 2016-C2, Class A3A	1,197,196	1,160,384
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	636,033
Morgan Stanley Bank of America Merrill Lynch Trust
3.88%, 4/15/48, Series 2015-C22, Class B^(a)	200,000	194,720
4.34%, 4/15/48, Series 2015-C22, Class C^(a)	412,451	361,370
Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	1,000,000	904,337
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,812,782
MSCG Trust 3.58%, 6/7/35, Series 2015-ALDR, Class A2^(a)(d)	412,000	386,199
UBS Commercial Mortgage Trust 4.12%, 3/15/51, Series 2018-C9, Class A4^(a)	412,451	402,230
Wells Fargo Commercial Mortgage Trust
3.54%, 12/15/48, Series 2015-P2, Class A3	653,684	642,383
3.43%, 3/15/59, Series 2016-C33, Class A4	300,000	293,021
4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	98,869
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $46,406,572)		47,090,279
MUNICIPAL BONDS – 0.3%
United States – 0.3%
Metropolitan Transportation Authority 6.81%, 11/15/40, Series E	1,295,000	1,452,135
New Jersey Turnpike Authority 7.10%, 1/1/41, Series A	195,000	231,611
Port Authority of New York & New Jersey 4.93%, 10/1/51	965,000	968,688
State of California 7.55%, 4/1/39	275,000	343,097
State of Connecticut 5.85%, 3/15/32, Series A	1,330,000	1,439,048
TOTAL MUNICIPAL BONDS (Cost: $4,458,952)		4,434,579

See Notes to Financial Statements.

146    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – 2.4%
United States – 2.4%
American Express Credit Account Master Trust
3.39%, 5/15/27, Series 2022-2, Class A	$500,000	$494,520
3.75%, 8/15/27, Series 2022-3, Class A	260,000	257,617
5.23%, 4/15/29, Series 2024-1, Class A	2,000,000	2,048,486
AmeriCredit Automobile Receivables Trust 4.81%, 4/18/28, Series 2022-2, Class B	550,000	548,373
BA Credit Card Trust 5.00%, 4/15/28, Series 2022-A2, Class A2	2,500,000	2,509,644
Capital One Multi-Asset Execution Trust 4.95%, 10/15/27, Series 2022-A3, Class A	830,000	831,910
CarMax Auto Owner Trust
0.53%, 10/15/26, Series 2021-1, Class A4	300,000	294,009
4.69%, 2/15/28, Series 2022-3, Class B	171,000	171,092
5.50%, 1/16/29, Series 2024-2, Class A3	1,250,000	1,276,509
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	960,000	975,835
5.08%, 9/15/30, Series 2023-A2, Class A	225,000	232,244
CNH Equipment Trust 5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	4,032,213
Discover Card Execution Note Trust
3.32%, 5/15/27, Series 2022-A2, Class A	75,000	74,130
3.56%, 7/15/27, Series 2022-A3, Class A3	2,000,000	1,978,095
Exeter Automobile Receivables Trust
1.55%, 6/15/27, Series 2021-3A, Class D	1,400,000	1,343,235
5.57%, 9/15/28, Series 2024-3A, Class B	750,000	757,624
5.70%, 7/16/29, Series 2024-3A, Class C	750,000	758,591
Ford Credit Auto Owner Trust 3.88%, 11/15/34, Series 2022-1, Class A(d)	600,000	591,323
Ford Credit Floorplan Master Owner Trust A 4.06%, 11/15/30, Series 2018-4, Class A	2,250,000	2,214,980
GM Financial Automobile Leasing Trust
4.33%, 5/20/26, Series 2022-2, Class C	500,000	498,107
5.09%, 5/20/27, Series 2023-2, Class A4	825,000	826,908
GM Financial Consumer Automobile Receivables Trust
0.48%, 6/16/26, Series 2021-3, Class A3	78,001	77,010
0.54%, 5/17/27, Series 2021-1, Class A4	336,262	332,614
3.25%, 4/17/28, Series 2022-2, Class A4	579,000	567,207
GM Financial Revolving Receivables Trust 1.17%, 6/12/34, Series 2021-1, Class A(d)	630,000	589,345
Honda Auto Receivables Owner Trust
0.55%, 8/16/27, Series 2021-2, Class A4	412,000	407,830
5.21%, 7/18/30, Series 2024-2, Class A4	650,000	664,160
Hyundai Auto Receivables Trust 4.74%, 9/16/30, Series 2024-B, Class A4	650,000	655,481
Mercedes-Benz Auto Receivables Trust
0.46%, 6/15/26, Series 2021-1, Class A3	98,850	97,423
5.25%, 2/15/29, Series 2022-1, Class A4	570,000	578,107
Nissan Auto Lease Trust 4.92%, 11/15/27, Series 2024-B, Class A3	1,100,000	1,110,017
Investments	Principal Amount	Value
Nissan Auto Receivables Owner Trust
1.86%, 8/17/26, Series 2022-A, Class A3	$343,710	$338,062
4.45%, 11/15/29, Series 2022-B, Class A4	309,000	309,075
Santander Drive Auto Receivables Trust
4.72%, 6/15/27, Series 2022-6, Class B	1,000,000	996,802
5.63%, 11/15/28, Series 2024-2, Class A3	700,000	708,967
4.49%, 8/15/29, Series 2022-3, Class C	300,000	298,375
Synchrony Card Funding LLC 5.54%, 7/15/29, Series 2023-A1, Class A	585,000	594,281
Verizon Master Trust 5.34%, 4/22/30, Series 2024-3, Class A1A	365,000	374,057
Volkswagen Auto Loan Enhanced Trust 1.02%, 6/22/26, Series 2021-1, Class A3	116,591	114,997
World Omni Auto Receivables Trust 0.81%, 10/15/26, Series 2021-D, Class A3	202,107	198,821
TOTAL ASSET-BACKED SECURITIES (Cost: $31,255,142)		31,728,076
	Shares
COMMON STOCKS – 0.0%
United States – 0.0%
Curo Group Holdings LLC*† (Cost: $155,183)	3,297	0
WARRANTS – 0.0%
United States – 0.0%
Curo Group Holdings LLC, expiring 8/1/28*† (Cost: $0)	5,761	0
TOTAL INVESTMENTS IN SECURITIES – 98.3% (Cost: $1,307,489,973)		1,330,867,112
Other Assets less Liabilities – 1.7%		22,668,969
NET ASSETS – 100.0%		$1,353,536,081

^   Variable coupon rate based on weighted average interest rate of underlying mortgage.

**   Interest rate shown reflects the yield to maturity at the time of purchase.

*   Non-income producing security.

†   This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)  Rate shown reflects the accrual rate as of August 31, 2024 on securities with variable or step rates.

(b)  To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(c)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)  The security has a perpetual maturity; the date displayed is the next call date.

(f)  Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2024.

(g)  Security is in default on interest payments.

See Notes to Financial Statements.

WisdomTree Trust    147

Schedule of Investments (concluded) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	316	12/31/24	$ (65,584,813)	$ 84,531
10 Year U.S. Treasury Note	113	12/19/24	(12,832,562)	82,583
U.S. Treasury Long Bond	406	12/19/24	(49,988,750)	675,609
			$(128,406,125)	$ 842,723
Long Exposure
5 Year U.S. Treasury Note	791	12/31/24	$ 86,534,164	$ (321,343)
U.S. Treasury Ultra Long Term Bond	434	12/19/24	57,260,875	(927,426)
Ultra 10 Year U.S. Treasury Note	282	12/19/24	33,117,375	(283,127)
			$ 176,912,414	$(1,531,896)
Total — Net			$ 48,506,289	$ (689,173)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$240,613,912	$—		$240,613,912
U.S. Government Obligations	—	375,248,986	—		375,248,986
Corporate Bonds	—	556,431,867	—		556,431,867
Foreign Government Agencies	—	12,606,019	—		12,606,019
Foreign Government Obligations	—	52,932,245	—		52,932,245
Supranational Bonds	—	9,781,149	—		9,781,149
Commercial Mortgage-Backed Securities	—	47,090,279	—		47,090,279
Municipal Bonds	—	4,434,579	—		4,434,579
Asset-Backed Securities	—	31,728,076	—		31,728,076
Common Stocks	—	—	0	*	0
Warrants	—	—	0	*	0
Total Investments in Securities	$—	$1,330,867,112	$0		$1,330,867,112
Financial Derivative Instruments
Futures Contracts[1]	$842,723	$—	$—		$842,723
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,531,896)	$—	$—		$(1,531,896)
Total – Net	$(689,173)	$1,330,867,112	$0		$1,330,177,939

*   Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

148    WisdomTree Trust

Schedule of Investments WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 15.7%
Federal Farm Credit Bank – 1.2%
4.38%, 6/23/26	$500,000	$503,375
4.50%, 8/14/26	2,000,000	2,020,300
0.94%, 9/28/26	820,000	765,732
1.00%, 10/7/26	2,000,000	1,871,740
4.13%, 3/20/29	1,000,000	1,012,120
1.79%, 6/22/35	585,000	446,858
1.65%, 7/23/35	2,066,000	1,540,162
5.94%, 1/2/36	2,000,000	2,000,360
1.95%, 8/13/40	1,500,000	1,013,985
Total Federal Farm Credit Bank		11,174,632
Federal Home Loan Bank – 1.7%
1.10%, 8/20/26	2,000,000	1,886,880
1.25%, 12/21/26	600,000	565,596
3.00%, 3/12/27	2,000,000	1,957,240
2.50%, 12/10/27	160,000	153,482
3.00%, 3/10/28	165,000	160,487
3.25%, 6/9/28	600,000	587,970
3.25%, 11/16/28	3,000,000	2,937,840
5.63%, 3/14/36	2,710,000	3,042,002
5.50%, 7/15/36	3,820,000	4,297,385
Total Federal Home Loan Bank		15,588,882
Federal Home Loan Mortgage Corporation – 3.4%
0.38%, 9/23/25	2,000,000	1,918,240
0.80%, 10/27/26	800,000	747,736
0.80%, 10/28/26	300,000	279,993
5.50%, 7/22/27	2,300,000	2,301,334
5.50%, 2/21/29	2,000,000	1,999,540
3.00%, 5/1/30	194,067	190,013
4.00%, 11/1/33	1,178	1,170
2.00%, 10/1/35	92,096	84,211
6.50%, 3/1/36	88,860	92,545
2.00%, 2/1/37	246,046	222,847
5.00%, 6/1/37	940	963
3.50%, 7/1/38	22,033	21,358
4.65%, 11/15/38, Series 1(a)	3,727,000	1,953,134
4.88%, 11/15/38(a)	3,500,000	1,843,485
5.50%, 2/1/40	4,033	4,209
5.00%, 3/1/41	119,434	122,424
5.50%, 6/1/41	1,841	1,921
5.00%, 7/1/41	3,419	3,506
3.00%, 7/1/43	489,627	452,817
3.50%, 1/1/44	398,227	377,159
3.50%, 8/1/45	277,849	261,975
4.00%, 9/1/45	38,558	37,309
4.00%, 10/1/45	41,646	40,343
4.00%, 12/1/45	73,472	71,092
4.50%, 4/1/46	254,591	255,598
3.00%, 6/1/46	36,011	32,654
Investments in Long Securities	Principal Amount	Value
3.00%, 9/1/46	$110,631	$101,416
3.50%, 9/1/46	60,769	56,928
3.00%, 10/1/46	46,336	42,325
3.50%, 11/1/46	8,652	8,105
4.00%, 1/1/47	72,103	69,631
3.50%, 4/1/47	100,208	93,654
4.00%, 5/1/47	41,993	40,470
3.50%, 9/1/47	98,856	92,494
4.00%, 10/1/47	123,238	118,635
4.50%, 10/1/47	28,907	28,684
3.50%, 11/1/47	232,769	217,653
4.00%, 9/1/48	41,322	39,811
5.00%, 3/1/49	10,591	10,689
4.50%, 5/1/49	48,663	47,984
4.00%, 7/1/49	491,247	474,607
4.50%, 7/1/49	24,245	23,907
3.50%, 8/1/49	261,727	244,318
2.50%, 9/1/49	267,202	230,774
3.00%, 10/1/49	474,291	428,955
5.00%, 10/1/49	223,076	224,751
5.50%, 10/1/49	195,766	202,445
3.00%, 2/1/50	335,189	302,636
3.00%, 5/1/50	50,892	45,760
2.50%, 6/1/50	323,456	280,034
2.50%, 7/1/50	228,001	197,908
2.00%, 9/1/50	111,429	92,022
2.50%, 10/1/50	206,529	180,139
2.00%, 1/1/51	127,041	104,777
2.50%, 1/1/51	707,916	607,573
4.50%, 1/1/51	64,496	63,910
1.50%, 2/1/51	370,486	290,277
1.50%, 4/1/51	434,593	339,752
2.00%, 4/1/51	929,480	766,549
2.50%, 4/1/51	42,845	36,592
2.00%, 5/1/51	578,314	476,671
2.50%, 5/1/51	448,560	383,119
2.50%, 9/1/51	799,462	685,200
1.50%, 10/1/51	193,648	151,299
3.50%, 10/1/51	249,554	231,223
2.00%, 11/1/51	1,160,418	952,556
2.00%, 12/1/51	393,814	323,342
2.50%, 12/1/51	93,541	79,909
2.00%, 1/1/52	99,050	81,261
2.50%, 1/1/52	287,108	245,960
3.50%, 1/1/52	62,940	58,303
2.50%, 2/1/52	321,891	276,980
2.00%, 3/1/52	1,216,870	1,000,027
2.50%, 4/1/52	742,029	638,733
3.00%, 4/1/52	159,570	141,881
2.00%, 5/1/52	287,873	239,650
3.00%, 6/1/52	297,322	266,031
See Notes to Financial Statements.

WisdomTree Trust    149

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
3.50%, 6/1/52	$195,501	$180,043
4.50%, 7/1/52	43,587	42,501
3.00%, 8/1/52	45,994	41,071
4.00%, 8/1/52	22,469	21,347
4.50%, 8/1/52	387,209	377,548
3.00%, 9/1/52	261,799	232,472
4.50%, 9/1/52	572,786	558,497
5.00%, 9/1/52	68,377	68,571
4.50%, 10/1/52	216,041	211,716
5.00%, 10/1/52	87,206	86,755
5.00%, 11/1/52	132,287	131,562
4.50%, 12/1/52	158,276	154,234
5.00%, 12/1/52	47,997	47,749
4.00%, 1/1/53	23,160	21,974
4.50%, 1/1/53	153,909	150,003
5.00%, 2/1/53	174,076	172,960
5.50%, 3/1/53	53,980	54,398
5.00%, 4/1/53	344,381	341,932
5.00%, 5/1/53	47,138	46,845
5.00%, 6/1/53	91,270	90,971
5.50%, 6/1/53	22,688	22,858
5.50%, 8/1/53	23,095	23,266
5.00%, 9/1/53	288,932	286,878
5.50%, 9/1/53	374,372	377,113
6.00%, 9/1/53	251,739	256,417
6.50%, 9/1/53	87,967	90,616
2.50%, 10/1/53	71,981	61,604
6.00%, 10/1/53	46,169	47,027
6.50%, 10/1/53	44,462	45,800
5.50%, 11/1/53	661,905	666,711
6.00%, 11/1/53	490,692	500,691
6.50%, 11/1/53	221,965	228,619
6.50%, 12/1/53	222,982	229,667
6.50%, 1/1/54	381,035	392,458
Total Federal Home Loan Mortgage Corporation		31,918,760
Federal National Mortgage Association – 5.6%
4.00%, 9/1/25	79,898	79,283
2.13%, 4/24/26	1,500,000	1,455,285
1.88%, 9/24/26	300,000	287,748
0.75%, 10/8/27	2,600,000	2,369,250
2.50%, 11/1/30	144,127	138,779
2.50%, 1/1/32	371,317	356,744
3.00%, 5/1/32	111,453	107,521
6.00%, 12/1/32	123,019	125,948
2.50%, 1/1/33	145,774	140,501
5.50%, 10/1/35	18,124	18,793
2.00%, 12/1/36	29,542	26,766
5.50%, 4/1/37	84,800	87,551
5.63%, 7/15/37	2,470,000	2,811,601
5.50%, 1/1/38	21,400	21,717
5.00%, 5/1/38	5,986	6,132
Investments in Long Securities	Principal Amount	Value
4.50%, 6/1/38	$20,330	$20,296
5.50%, 6/1/38	48,868	50,923
6.21%, 8/6/38	1,170,000	1,409,546
5.50%, 11/1/38	1,221	1,273
5.00%, 9/1/39	101,676	104,156
6.00%, 7/1/41	191,815	203,453
4.00%, 10/1/41	403,343	396,911
4.00%, 11/1/41	40,929	40,010
4.50%, 1/1/42	83,026	83,517
6.00%, 1/1/42	149,137	158,176
4.00%, 9/1/42	151,646	148,998
2.50%, 2/1/43	126,924	113,336
2.50%, 5/1/43	40,208	35,914
3.50%, 7/1/43	244,688	232,809
3.00%, 8/1/43	293,697	270,166
3.00%, 9/1/43	351,741	322,072
4.50%, 9/1/43	12,090	12,087
3.50%, 10/1/43	94,475	89,326
4.50%, 5/1/44	16,918	16,869
4.00%, 6/1/44	28,149	27,462
4.00%, 7/1/44	189,750	184,689
4.50%, 2/1/45	30,604	30,515
3.50%, 6/1/45	2,419	2,277
4.00%, 6/1/45	253,811	245,720
4.00%, 9/1/45	31,339	30,324
3.00%, 12/1/45	36,467	33,153
4.00%, 1/1/46	64,452	62,832
3.50%, 2/1/46	25,676	24,181
3.50%, 5/1/46	96,392	90,195
3.00%, 6/1/46	29,963	27,139
4.00%, 7/1/46	28,955	27,929
2.50%, 9/1/46	14,459	12,717
2.50%, 10/1/46	18,651	16,404
3.00%, 10/1/46	174,677	158,607
3.00%, 11/1/46	66,264	60,515
2.50%, 12/1/46	33,374	29,354
3.00%, 12/1/46	90,929	82,374
3.50%, 12/1/46	353,889	331,138
2.50%, 1/1/47	41,571	36,563
3.50%, 1/1/47	88,904	83,189
5.50%, 1/1/47	165,059	170,686
3.00%, 5/1/47	447,238	411,891
4.50%, 5/1/47	200,944	200,360
4.00%, 6/1/47	143,726	138,598
3.50%, 7/1/47	756,835	717,154
4.00%, 7/1/47	47,908	46,359
5.00%, 7/1/47	105,500	108,067
4.00%, 8/1/47	67,933	65,395
4.00%, 9/1/47	94,982	91,434
4.50%, 9/1/47	88,193	87,417
4.00%, 10/1/47	369,741	355,928

See Notes to Financial Statements.

150    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
3.50%, 1/1/48	$122,998	$114,954
4.50%, 1/1/48	50,309	49,866
3.00%, 2/1/48	76,609	69,391
3.50%, 2/1/48	383,649	358,560
5.00%, 5/1/48	36,716	37,027
3.00%, 8/1/48	315,164	290,053
4.00%, 9/1/48	111,477	107,653
5.00%, 10/1/48	326,578	334,541
3.00%, 11/1/48	814,458	740,456
3.50%, 11/1/48	100,025	93,484
5.00%, 3/1/49	6,869	6,921
4.00%, 4/1/49	10,191	9,794
4.00%, 5/1/49	6,806	6,542
4.50%, 5/1/49	103,410	101,966
3.50%, 6/1/49	160,621	150,117
3.50%, 7/1/49	52,646	49,024
3.00%, 10/1/49	387,712	348,617
3.00%, 12/1/49	383,462	344,776
3.00%, 3/1/50	552,932	497,701
4.00%, 3/1/50	278,176	267,700
5.00%, 3/1/50	80,410	81,078
4.50%, 4/1/50	420,188	414,753
2.50%, 5/1/50	1,460,841	1,271,261
3.50%, 5/1/50	447,564	419,595
2.00%, 7/1/50	748,013	623,768
3.50%, 7/1/50	148,551	139,066
3.00%, 8/1/50	344,867	309,238
2.00%, 9/1/50	1,975,521	1,631,455
2.00%, 10/1/50	2,067,991	1,725,844
1.50%, 11/1/50	221,753	173,480
3.00%, 11/1/50	278,858	252,427
4.00%, 11/1/50	195,764	188,904
1.50%, 12/1/50	1,126,996	882,172
2.00%, 12/1/50	3,519,163	2,911,590
2.00%, 1/1/51	77,714	64,077
2.50%, 2/1/51	537,967	468,251
2.00%, 3/1/51	1,205,382	991,706
2.50%, 5/1/51	315,981	269,983
2.00%, 7/1/51	213,902	176,590
2.50%, 8/1/51	390,785	337,525
2.00%, 9/1/51	1,535,775	1,261,033
2.50%, 9/1/51	167,208	143,769
1.50%, 10/1/51	92,019	71,895
2.00%, 10/1/51	2,367,356	1,946,017
2.50%, 10/1/51	2,440,167	2,091,022
2.50%, 11/1/51	113,235	98,344
2.50%, 12/1/51	264,343	227,625
3.00%, 12/1/51	160,780	144,560
2.00%, 1/1/52	558,081	461,038
2.50%, 1/1/52	898,731	774,901
3.00%, 1/1/52	265,217	235,296
Investments in Long Securities	Principal Amount	Value
2.00%, 2/1/52	$886,699	$727,692
2.50%, 2/1/52	2,070,882	1,783,871
3.00%, 2/1/52	1,135,352	1,017,340
2.00%, 3/1/52	356,798	292,287
2.50%, 3/1/52	1,384,723	1,189,030
3.00%, 3/1/52	138,429	124,172
1.50%, 4/1/52	81,500	63,689
2.00%, 4/1/52	262,103	216,571
2.50%, 4/1/52	79,333	68,163
3.50%, 4/1/52	134,361	125,117
2.00%, 5/1/52	345,632	283,640
2.50%, 5/1/52	272,715	236,133
3.00%, 5/1/52	719,962	644,330
3.50%, 5/1/52	82,233	75,769
4.00%, 5/1/52	564,012	536,704
2.50%, 6/1/52	178,841	152,707
3.50%, 6/1/52	491,089	453,756
2.50%, 7/1/52	68,201	58,348
3.50%, 7/1/52	91,636	84,433
4.50%, 7/1/52	87,848	85,712
3.50%, 8/1/52	182,938	168,937
4.00%, 8/1/52	221,127	211,547
4.50%, 8/1/52	65,224	63,519
2.50%, 9/1/52	67,043	57,357
4.00%, 9/1/52	222,798	211,940
5.00%, 9/1/52	340,705	339,049
2.00%, 10/1/52	105,867	86,878
4.00%, 10/1/52	35,602	34,070
5.00%, 10/1/52	170,537	169,655
4.00%, 1/1/53	96,523	91,582
4.50%, 1/1/53	92,850	90,479
5.50%, 1/1/53	108,854	109,750
5.00%, 2/1/53	44,476	44,879
5.50%, 2/1/53	265,447	268,207
3.00%, 3/1/53	83,780	74,460
4.00%, 3/1/53	71,316	67,665
5.00%, 4/1/53	22,684	22,522
6.00%, 4/1/53	64,730	65,933
4.50%, 6/1/53	112,932	111,219
5.00%, 6/1/53	142,180	141,297
5.50%, 7/1/53	91,631	92,406
6.00%, 7/1/53	397,499	404,886
5.00%, 8/1/53	23,733	23,590
5.50%, 8/1/53	69,089	69,599
6.00%, 8/1/53	67,560	68,816
5.00%, 10/1/53	33,451	33,213
5.50%, 11/1/53	450,866	454,140
6.50%, 11/1/53	44,488	45,821
4.00%, 12/1/53	71,457	68,557
4.50%, 12/1/53	72,187	70,321
6.50%, 1/1/54	47,258	49,080

See Notes to Financial Statements.

WisdomTree Trust    151

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
6.00%, 2/1/54	$23,675	$24,277
5.50%, 3/1/54	72,307	72,810
6.00%, 5/1/54	24,174	24,789
6.00%, 6/1/54	24,391	24,885
Total Federal National Mortgage Association		52,679,028
Tennessee Valley Authority – 3.2%
4.65%, 6/15/35	2,370,000	2,446,432
5.88%, 4/1/36	3,860,000	4,410,475
6.15%, 1/15/38	248,000	291,849
5.50%, 6/15/38	1,580,000	1,756,755
5.25%, 9/15/39	7,248,000	7,750,576
3.50%, 12/15/42	2,099,000	1,803,104
4.88%, 1/15/48	1,324,000	1,354,492
4.25%, 9/15/52	2,050,000	1,879,522
5.38%, 4/1/56	2,297,000	2,528,492
4.63%, 9/15/60	2,610,000	2,532,613
4.25%, 9/15/65	3,035,000	2,726,644
Total Tennessee Valley Authority		29,480,954
Uniform Mortgage-Backed Securities – 0.6%
2.50%, 9/1/39(b)	150,000	139,187
2.00%, 9/1/54(b)	50,000	40,927
2.50%, 9/1/54(b)	50,000	42,667
3.00%, 9/1/54(b)	100,000	88,736
3.50%, 9/1/54(b)	50,000	46,046
4.00%, 9/1/54(b)	200,000	189,813
4.50%, 9/1/54(b)	25,000	24,344
5.00%, 9/1/54(b)	100,000	99,298
5.50%, 9/1/54(b)	1,100,000	1,107,607
6.00%, 9/1/54(b)	1,475,000	1,502,302
6.50%, 9/1/54(b)	975,000	1,004,196
7.00%, 9/1/54(b)	600,000	623,100
5.00%, 10/1/54(b)	75,000	74,487
5.50%, 10/1/54(b)	125,000	125,871
6.00%, 10/1/54(b)	325,000	331,006
6.50%, 10/1/54(b)	175,000	180,151
Total Uniform Mortgage-Backed Securities		5,619,738
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $155,219,192)		146,461,994
U.S. GOVERNMENT OBLIGATIONS – 24.4%
U.S. Treasury Bonds – 4.7%
4.50%, 2/15/36	2,236,000	2,369,811
4.75%, 2/15/37	1,000,000	1,080,391
5.00%, 5/15/37	1,650,000	1,822,605
4.38%, 2/15/38	170,000	176,973
4.50%, 5/15/38	500,000	526,328
4.25%, 5/15/39	230,000	234,708
4.50%, 8/15/39	100,000	104,641
4.63%, 2/15/40	100,000	106,070
4.38%, 5/15/40	165,000	170,298
3.88%, 8/15/40	103,000	100,023
Investments in Long Securities	Principal Amount	Value
1.38%, 11/15/40	$885,000	$588,041
4.25%, 11/15/40	285,000	289,186
4.75%, 2/15/41	75,000	80,625
4.38%, 5/15/41	200,000	205,328
1.75%, 8/15/41	175,000	121,666
3.75%, 8/15/41	194,000	183,573
2.00%, 11/15/41	950,000	685,781
3.13%, 11/15/41	625,000	541,309
2.38%, 2/15/42	950,000	726,082
3.13%, 2/15/42	265,000	228,273
3.00%, 5/15/42	360,000	302,878
3.25%, 5/15/42	115,000	100,239
3.38%, 8/15/42	950,000	840,750
3.88%, 2/15/43	400,000	378,563
2.88%, 5/15/43	650,000	528,988
3.88%, 5/15/43	550,000	519,406
4.38%, 8/15/43	300,000	302,977
4.75%, 11/15/43	3,000,000	3,180,703
3.63%, 2/15/44	490,000	444,560
4.50%, 2/15/44	500,000	512,617
3.13%, 8/15/44	2,500,000	2,095,312
3.00%, 11/15/44	1,950,000	1,599,305
2.50%, 2/15/45	550,000	413,230
3.00%, 11/15/45	205,000	167,011
2.25%, 8/15/46	525,000	369,141
2.88%, 11/15/46	240,200	189,777
3.00%, 2/15/47	430,000	346,620
3.00%, 5/15/47	745,000	599,492
2.75%, 11/15/47	460,000	351,864
3.00%, 2/15/48	1,500,000	1,199,648
3.13%, 5/15/48	295,000	241,093
3.00%, 8/15/48	1,295,000	1,032,864
3.38%, 11/15/48	365,000	311,191
3.00%, 2/15/49	510,000	405,928
2.88%, 5/15/49	280,000	217,416
2.25%, 8/15/49	690,000	469,847
2.38%, 11/15/49	550,000	384,313
2.00%, 2/15/50	355,000	227,394
1.25%, 5/15/50	2,608,000	1,371,034
1.38%, 8/15/50	280,000	151,747
1.63%, 11/15/50	450,000	260,332
1.88%, 2/15/51	2,000,000	1,233,906
2.38%, 5/15/51	1,350,000	936,984
2.00%, 8/15/51	770,000	488,228
1.88%, 11/15/51	940,000	576,778
2.25%, 2/15/52	925,000	622,568
2.88%, 5/15/52	2,770,000	2,141,123
3.00%, 8/15/52	268,900	213,355
4.00%, 11/15/52	800,000	767,688
3.63%, 2/15/53	1,000,000	897,109
3.63%, 5/15/53	900,000	807,961

See Notes to Financial Statements.

152    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
4.13%, 8/15/53	$975,000	$957,557
4.75%, 11/15/53	1,230,000	1,339,739
4.25%, 2/15/54	1,000,000	1,003,828
4.63%, 5/15/54	1,250,000	1,335,840
Total U.S. Treasury Bonds		43,180,616
U.S. Treasury Notes – 19.7%
0.38%, 11/30/25	1,065,000	1,015,785
4.88%, 11/30/25	1,535,000	1,546,662
4.00%, 12/15/25	705,000	703,155
0.38%, 12/31/25	1,400,000	1,332,051
2.63%, 12/31/25	250,000	245,024
3.88%, 1/15/26	365,000	363,653
0.38%, 1/31/26	1,746,400	1,657,272
2.63%, 1/31/26	1,000,000	979,434
4.25%, 1/31/26	3,000,000	3,004,277
1.63%, 2/15/26	1,900,000	1,833,908
4.00%, 2/15/26	916,000	914,587
0.50%, 2/28/26	2,500,000	2,370,654
4.63%, 2/28/26	3,000,000	3,022,031
4.63%, 3/15/26	1,075,000	1,083,545
0.75%, 3/31/26	2,000,000	1,899,727
2.25%, 3/31/26	175,000	170,170
4.50%, 3/31/26	3,000,000	3,019,043
3.75%, 4/15/26	2,211,000	2,200,809
0.75%, 4/30/26	2,400,000	2,274,516
4.88%, 4/30/26	245,000	248,220
1.63%, 5/15/26	2,170,000	2,085,234
3.63%, 5/15/26	2,000,000	1,986,875
0.75%, 5/31/26	3,050,000	2,884,037
2.13%, 5/31/26	1,000,000	968,691
4.88%, 5/31/26	2,907,000	2,948,164
4.13%, 6/15/26	2,322,000	2,327,261
0.88%, 6/30/26	2,400,000	2,270,203
1.88%, 6/30/26	1,850,000	1,782,106
4.50%, 7/15/26	1,700,000	1,715,938
0.63%, 7/31/26	3,500,000	3,287,539
1.88%, 7/31/26	1,170,000	1,125,599
4.38%, 7/31/26	2,000,000	2,015,156
1.50%, 8/15/26	1,624,000	1,550,222
4.38%, 8/15/26	652,000	657,310
0.75%, 8/31/26	2,938,000	2,760,630
1.38%, 8/31/26	335,000	318,760
1.13%, 10/31/26	565,000	532,844
2.00%, 11/15/26	465,000	446,691
1.25%, 11/30/26	1,315,000	1,241,442
1.25%, 12/31/26	2,355,000	2,220,415
1.75%, 12/31/26	620,000	591,228
1.50%, 1/31/27	2,925,000	2,768,238
2.25%, 2/15/27	2,500,000	2,406,738
4.13%, 2/15/27	1,638,000	1,648,302
1.13%, 2/28/27	2,500,000	2,340,234
1.88%, 2/28/27	3,190,000	3,042,712
Investments in Long Securities	Principal Amount	Value
4.25%, 3/15/27	$2,000,000	$2,020,625
0.63%, 3/31/27	2,390,000	2,203,655
2.50%, 3/31/27	2,000,000	1,936,484
0.50%, 4/30/27	2,300,000	2,108,813
2.75%, 4/30/27	3,660,000	3,561,924
2.38%, 5/15/27	2,240,000	2,156,700
4.50%, 5/15/27	240,000	244,088
0.50%, 5/31/27	1,460,000	1,335,330
2.63%, 5/31/27	2,315,000	2,243,922
0.50%, 6/30/27	1,615,000	1,473,372
3.25%, 6/30/27	1,500,000	1,478,145
0.38%, 7/31/27	1,245,000	1,128,622
2.25%, 8/15/27	1,095,000	1,048,249
0.50%, 8/31/27	1,666,700	1,513,181
3.13%, 8/31/27	2,000,000	1,962,656
0.38%, 9/30/27	860,000	775,713
4.13%, 9/30/27	1,870,000	1,889,284
0.50%, 10/31/27	2,035,000	1,837,621
4.13%, 10/31/27	1,000,000	1,009,922
2.25%, 11/15/27	540,000	515,173
0.63%, 11/30/27	1,762,400	1,594,215
3.88%, 11/30/27	1,000,000	1,002,656
0.63%, 12/31/27	1,250,000	1,127,881
3.88%, 12/31/27	800,000	802,781
0.75%, 1/31/28	1,440,000	1,301,850
3.50%, 1/31/28	1,900,000	1,883,227
2.75%, 2/15/28	650,000	628,342
1.13%, 2/29/28	3,821,600	3,492,883
4.00%, 2/29/28	1,240,000	1,249,300
1.25%, 3/31/28	600,000	549,750
3.63%, 3/31/28	2,500,000	2,489,160
1.25%, 4/30/28	1,515,000	1,385,456
3.50%, 4/30/28	260,000	257,674
2.88%, 5/15/28	590,000	571,839
1.25%, 5/31/28	1,625,000	1,483,320
1.25%, 6/30/28	2,000,000	1,822,109
1.00%, 7/31/28	3,500,000	3,151,504
2.88%, 8/15/28	950,000	918,940
1.13%, 8/31/28	4,000,000	3,612,656
4.38%, 8/31/28	1,100,000	1,124,965
1.25%, 9/30/28	2,145,000	1,943,487
3.13%, 11/15/28	800,000	780,125
1.50%, 11/30/28	2,360,000	2,152,947
4.38%, 11/30/28	2,000,000	2,048,438
1.38%, 12/31/28	2,500,000	2,264,941
3.75%, 12/31/28	3,247,000	3,247,000
1.75%, 1/31/29	1,690,000	1,553,348
4.00%, 1/31/29	2,710,000	2,737,841
2.63%, 2/15/29	3,000,000	2,862,070
2.38%, 3/31/29	2,000,000	1,884,766
4.13%, 3/31/29	3,000,000	3,047,813
2.88%, 4/30/29	1,500,000	1,443,926
4.63%, 4/30/29	3,000,000	3,112,500
See Notes to Financial Statements.

WisdomTree Trust    153

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
2.38%, 5/15/29	$2,000,000	$1,882,578
2.75%, 5/31/29	2,000,000	1,913,438
4.50%, 5/31/29	2,000,000	2,066,328
3.25%, 6/30/29	1,565,000	1,530,338
4.25%, 6/30/29	2,000,000	2,044,609
4.00%, 7/31/29	2,000,000	2,023,906
1.63%, 8/15/29	3,000,000	2,718,398
Total U.S. Treasury Notes		183,959,876
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $227,870,093)		227,140,492
CORPORATE BONDS – 45.5%
Australia – 0.2%
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	260,000	261,287
6.42%, 3/1/26	100,000	102,739
4.13%, 2/24/42	98,000	86,640
5.50%, 9/8/53	150,000	156,292
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	108,000	118,438
2.75%, 11/2/51	100,000	65,515
Rio Tinto Finance USA PLC 4.13%, 8/21/42	400,000	352,944
Westpac Banking Corp.
2.96%, 11/16/40(c)	195,000	143,477
3.13%, 11/18/41	498,000	370,099
Total Australia		1,657,431
Belgium – 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	500,000	494,575
4.90%, 2/1/46	772,000	742,131
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	465,000	473,831
4.35%, 6/1/40	500,000	461,850
5.55%, 1/23/49	900,000	943,956
5.80%, 1/23/59	300,000	329,631
Total Belgium		3,445,974
Bermuda – 0.0%
RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	125,000	119,885
Brazil – 0.1%
Suzano Austria GmbH
6.00%, 1/15/29	235,000	239,681
5.00%, 1/15/30	242,000	237,361
Suzano International Finance BV 5.50%, 1/17/27	185,000	186,749
Vale Overseas Ltd. 3.75%, 7/8/30	483,000	451,798
Vale SA 5.63%, 9/11/42	184,000	184,666
Total Brazil		1,300,255
Investments in Long Securities	Principal Amount	Value
Canada – 1.6%
6297782 LLC 5.58%, 10/1/34(d)	$350,000	$348,547
Bank of Montreal
5.92%, 9/25/25	250,000	253,172
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(e)	554,000	526,693
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(e)	288,000	277,681
Bank of Nova Scotia
4.75%, 2/2/26	210,000	210,483
1.30%, 9/15/26	132,000	124,147
4.59%, 5/4/37, (4.588% fixed rate until 2/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(e)	260,000	244,052
Barrick Gold Corp. 5.25%, 4/1/42	200,000	197,016
Barrick North America Finance LLC 5.75%, 5/1/43	93,000	96,097
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	25,000	26,496
Bell Canada
4.46%, 4/1/48	350,000	304,542
3.20%, 2/15/52, Series US-6	165,000	114,203
Brookfield Finance, Inc.
4.25%, 6/2/26	250,000	248,047
5.97%, 3/4/54	300,000	316,521
Canadian National Railway Co.
6.90%, 7/15/28	335,000	366,560
4.45%, 1/20/49	150,000	136,721
Canadian Natural Resources Ltd.
3.85%, 6/1/27	173,000	169,772
2.95%, 7/15/30	65,000	58,934
6.50%, 2/15/37	154,000	166,828
4.95%, 6/1/47(c)	372,000	333,338
Canadian Pacific Railway Co.
7.13%, 10/15/31	330,000	377,355
4.80%, 9/15/35	95,000	93,711
4.30%, 5/15/43	125,000	110,768
3.50%, 5/1/50	69,000	52,201
4.20%, 11/15/69	315,000	250,790
6.13%, 9/15/2115	135,000	144,314
Cenovus Energy, Inc.
2.65%, 1/15/32	381,000	325,519
5.25%, 6/15/37	102,000	100,476
3.75%, 2/15/52	194,000	141,645
CI Financial Corp. 3.20%, 12/17/30	228,000	188,317
Emera U.S. Finance LP 4.75%, 6/15/46	173,000	149,851

See Notes to Financial Statements.

154    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Enbridge, Inc.
4.25%, 12/1/26	$25,000	$24,841
3.13%, 11/15/29(c)	151,000	140,854
5.70%, 3/8/33	500,000	522,000
4.50%, 6/10/44	200,000	173,366
4.00%, 11/15/49	200,000	159,238
5.95%, 4/5/54	500,000	519,570
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	157,917
6.35%, 3/22/54(d)	340,000	357,415
Hydro-Quebec 9.38%, 4/15/30, Series HK	10,000	12,413
Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(e)	25,000	24,498
5.38%, 3/4/46	56,000	56,934
Nutrien Ltd.
4.00%, 12/15/26	84,000	83,059
4.13%, 3/15/35	39,000	35,791
5.88%, 12/1/36	95,000	100,749
5.25%, 1/15/45	394,000	378,110
5.80%, 3/27/53	125,000	129,163
Rogers Communications, Inc.
3.20%, 3/15/27	300,000	290,406
4.50%, 3/15/43	110,000	95,741
5.00%, 3/15/44	143,000	132,841
4.30%, 2/15/48	81,000	66,679
4.35%, 5/1/49	327,000	271,479
4.55%, 3/15/52	234,000	198,437
Royal Bank of Canada
3.63%, 5/4/27	300,000	295,146
6.00%, 11/1/27	787,000	825,492
Suncor Energy, Inc.
5.95%, 12/1/34	71,000	75,455
6.80%, 5/15/38	123,000	137,710
6.50%, 6/15/38	415,000	457,537
4.00%, 11/15/47	95,000	73,985
TELUS Corp.
3.70%, 9/15/27	130,000	126,798
4.60%, 11/16/48	140,000	121,356
Thomson Reuters Corp. 5.65%, 11/23/43	90,000	91,505
Toronto-Dominion Bank
5.10%, 1/9/26	250,000	251,757
2.80%, 3/10/27	250,000	240,542
4.11%, 6/8/27	677,000	671,083
4.69%, 9/15/27	220,000	221,742
TransCanada PipeLines Ltd.
4.88%, 1/15/26	500,000	500,850
4.75%, 5/15/38	460,000	436,729
Investments in Long Securities	Principal Amount	Value
7.25%, 8/15/38	$125,000	$147,477
6.10%, 6/1/40	70,000	74,351
5.10%, 3/15/49	188,000	179,459
Total Canada		15,315,272
Chile – 0.0%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/27	205,000	197,999
Enel Chile SA 4.88%, 6/12/28	20,000	19,821
Total Chile		217,820
China – 0.1%
NXP BV/NXP Funding LLC
5.35%, 3/1/26	139,000	139,881
5.55%, 12/1/28	57,000	58,857
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 6/18/26	95,000	93,758
4.30%, 6/18/29(c)	247,000	243,915
2.65%, 2/15/32	210,000	180,310
3.25%, 5/11/41	100,000	76,122
3.13%, 2/15/42	110,000	80,960
Total China		873,803
France – 0.1%
Lafarge SA 7.13%, 7/15/36	90,000	104,244
Orange SA
9.00%, 3/1/31	342,000	420,291
5.50%, 2/6/44	145,000	147,002
TotalEnergies Capital SA
3.88%, 10/11/28	193,000	190,250
5.49%, 4/5/54	400,000	413,112
Total France		1,274,899
Germany – 0.2%
Deutsche Bank AG
4.10%, 1/13/26	140,000	138,356
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(e)	500,000	508,445
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(e)	335,000	307,848
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(e)	200,000	176,840
7.08%, 2/10/34, (7.079% fixed rate until 11/10/32; Secured Overnight Financing Rate + 3.65% thereafter)(e)	200,000	211,924
Deutsche Telekom International Finance BV
8.75%, 6/15/30(f)	336,000	403,839
9.25%, 6/1/32	133,000	169,112
Total Germany		1,916,364

See Notes to Financial Statements.

WisdomTree Trust    155

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 1/30/26	$750,000	$718,440
3.65%, 7/21/27	210,000	204,427
3.00%, 10/29/28	394,000	368,863
3.40%, 10/29/33	286,000	249,606
3.85%, 10/29/41	250,000	205,625
Smurfit Kappa Treasury ULC 5.44%, 4/3/34(d)	500,000	514,435
Total Ireland		2,261,396
Japan – 0.7%
Mitsubishi UFJ Financial Group, Inc.
1.54%, 7/20/27, (1.538% fixed rate until 7/20/26; 1-year Constant Maturity Treasury Rate + 0.75% thereafter)(e)	400,000	377,676
3.29%, 7/25/27	205,000	199,016
3.74%, 3/7/29(c)	226,000	219,896
3.75%, 7/18/39	250,000	219,070
Mizuho Financial Group, Inc.
1.23%, 5/22/27, (1.234% fixed rate until 5/22/26; 1-year Constant Maturity Treasury Rate + 0.67% thereafter)(e)	410,000	386,806
4.02%, 3/5/28	200,000	197,026
5.41%, 9/13/28, (5.414% fixed rate until 9/13/27; 1-year Constant Maturity Treasury Rate + 2.05% thereafter)(e)	400,000	409,476
5.38%, 5/26/30, (5.376% fixed rate until 5/26/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(e)	200,000	205,644
Nomura Holdings, Inc.
5.71%, 1/9/26	500,000	504,840
3.10%, 1/16/30	464,000	423,901
6.09%, 7/12/33(c)	500,000	533,510
ORIX Corp. 3.70%, 7/18/27	90,000	87,915
Sumitomo Mitsui Financial Group, Inc.
5.46%, 1/13/26	650,000	656,058
1.40%, 9/17/26	500,000	468,980
5.52%, 1/13/28	200,000	206,044
3.54%, 1/17/28	105,000	101,732
2.47%, 1/14/29	500,000	458,685
3.20%, 9/17/29	246,000	229,474
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/30	350,000	307,384
3.03%, 7/9/40	205,000	155,111
3.18%, 7/9/50	483,000	336,371
Total Japan		6,684,615
Luxembourg – 0.0%
ArcelorMittal SA
6.80%, 11/29/32(c)	166,000	182,187
6.75%, 3/1/41	150,000	160,014
Total Luxembourg		342,201
Investments in Long Securities	Principal Amount	Value
Mexico – 0.2%
America Movil SAB de CV
3.63%, 4/22/29	$239,000	$229,512
6.38%, 3/1/35	250,000	277,937
4.38%, 4/22/49	250,000	219,690
Grupo Televisa SAB 6.63%, 1/15/40(c)	290,000	298,042
Southern Copper Corp.
6.75%, 4/16/40	210,000	237,044
5.25%, 11/8/42	38,000	36,642
5.88%, 4/23/45	242,000	248,132
Total Mexico		1,546,999
Netherlands – 0.2%
Cooperatieve Rabobank UA
3.75%, 7/21/26	435,000	425,970
5.25%, 8/4/45(c)	320,000	321,718
ING Groep NV 1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(e)	750,000	715,005
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	90,000	92,914
Total Netherlands		1,555,607
Spain – 0.3%
Banco Bilbao Vizcaya Argentaria SA 6.03%, 3/13/35, (6.033% fixed rate until 3/13/34; 1-year Constant Maturity Treasury Rate + 1.95% thereafter)(e)	200,000	208,402
Banco Santander SA
1.72%, 9/14/27, (1.722% fixed rate until 9/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(e)	400,000	375,508
4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(e)	400,000	393,516
5.59%, 8/8/28	400,000	414,152
6.92%, 8/8/33	400,000	435,648
Telefonica Emisiones SA
7.05%, 6/20/36	135,000	153,653
5.21%, 3/8/47	350,000	323,750
5.52%, 3/1/49	235,000	227,635
Telefonica Europe BV 8.25%, 9/15/30	160,000	186,870
Total Spain		2,719,134
Switzerland – 0.1%
UBS AG
1.25%, 8/7/26	270,000	253,986
7.50%, 2/15/28	250,000	272,955
4.50%, 6/26/48	300,000	276,465
UBS Group AG 4.88%, 5/15/45	290,000	273,989
Total Switzerland		1,077,395

See Notes to Financial Statements.

156    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
United Kingdom – 2.0%
Astrazeneca Finance LLC
1.20%, 5/28/26	$350,000	$332,171
4.88%, 3/3/28	500,000	510,755
AstraZeneca PLC
6.45%, 9/15/37	250,000	288,367
4.38%, 8/17/48	100,000	90,509
Barclays PLC
4.38%, 1/12/26	250,000	248,613
7.33%, 11/2/26, (7.325% fixed rate until 11/2/25; 1-year Constant Maturity Treasury Rate + 3.05% thereafter)(e)	582,000	596,847
5.83%, 5/9/27, (5.829% fixed rate until 5/9/26; Secured Overnight Financing Rate + 2.21% thereafter)(e)	250,000	253,747
4.84%, 5/9/28	355,000	352,160
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; Secured Overnight Financing Rate + 1.944% thereafter)(e)	230,000	230,952
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; Secured Overnight Financing Rate + 3.096% thereafter)(e)	247,000	246,192
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(e)	275,000	284,881
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(e)	650,000	713,219
5.25%, 8/17/45	105,500	104,175
4.95%, 1/10/47	563,000	527,559
BAT Capital Corp.
2.26%, 3/25/28	310,000	285,594
3.46%, 9/6/29	162,000	153,289
4.91%, 4/2/30	53,000	53,348
4.39%, 8/15/37	345,000	307,937
4.76%, 9/6/49	260,000	218,091
7.08%, 8/2/53(c)	500,000	568,815
BAT International Finance PLC 1.67%, 3/25/26	787,000	751,435
British Telecommunications PLC
5.13%, 12/4/28	125,000	127,746
9.63%, 12/15/30	296,000	371,743
GlaxoSmithKline Capital PLC 3.38%, 6/1/29	400,000	385,264
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/28	21,000	20,751
HSBC Holdings PLC
4.76%, 6/9/28, (4.755% fixed rate until 6/9/27; Secured Overnight Financing Rate + 2.11% thereafter)(e)	600,000	600,204
6.16%, 3/9/29, (6.161% fixed rate until 3/9/28; Secured Overnight Financing Rate + 1.97% thereafter)(e)	500,000	522,825
Investments in Long Securities	Principal Amount	Value
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month Secured Overnight Financing Rate + 1.796% thereafter)(e)	$390,000	$387,243
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month Secured Overnight Financing Rate + 1.872% thereafter)(e)	750,000	723,232
6.50%, 5/2/36	525,000	570,832
6.50%, 9/15/37	604,000	654,706
6.80%, 6/1/38	200,000	220,264
6.33%, 3/9/44, (6.332% fixed rate until 3/9/43; Secured Overnight Financing Rate + 2.65% thereafter)(e)	250,000	273,687
5.25%, 3/14/44	200,000	194,854
Lloyds Banking Group PLC
3.75%, 3/18/28, (3.75% fixed rate until 3/18/27; 1-year Constant Maturity Treasury Rate + 1.80% thereafter)(e)	500,000	489,125
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; Secured Overnight Financing Rate + 1.247% thereafter)(e)	510,000	493,150
3.37%, 12/14/46, (3.369% fixed rate until 9/14/41; 5-year Constant Maturity Treasury Rate + 1.50% thereafter)(e)	200,000	145,482
4.34%, 1/9/48	344,000	283,594
National Grid PLC 5.42%, 1/11/34	400,000	409,292
NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(e)	500,000	473,390
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; Secured Overnight Financing Rate + 1.796% thereafter)(e)	211,000	211,698
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; Secured Overnight Financing Rate + 1.947% thereafter)(e)	500,000	506,060
nVent Finance SARL 4.55%, 4/15/28	84,000	83,238
RELX Capital, Inc.
4.00%, 3/18/29	171,000	168,223
3.00%, 5/22/30	255,000	236,036
Reynolds American, Inc.
5.70%, 8/15/35	290,000	297,369
5.85%, 8/15/45	326,000	319,901
Santander U.K. Group Holdings PLC 6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(e)	250,000	255,160
Unilever Capital Corp. 2.90%, 5/5/27	410,000	396,995
Vodafone Group PLC
7.88%, 2/15/30	17,000	19,707
5.00%, 5/30/38(c)	250,000	246,755
5.25%, 5/30/48	452,000	433,233

See Notes to Financial Statements.

WisdomTree Trust    157

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
4.88%, 6/19/49	$233,000	$210,811
5.88%, 6/28/64	500,000	504,205
Total United Kingdom		18,355,431
United States – 39.0%
3M Co.
2.88%, 10/15/27	250,000	239,307
3.88%, 6/15/44	200,000	165,472
3.63%, 10/15/47	111,000	86,638
AbbVie, Inc.
2.95%, 11/21/26	65,000	63,183
4.80%, 3/15/27	500,000	506,925
4.25%, 11/14/28	166,000	166,601
4.50%, 5/14/35	250,000	245,560
4.05%, 11/21/39	180,000	163,125
4.40%, 11/6/42	500,000	459,835
5.35%, 3/15/44	350,000	361,410
4.75%, 3/15/45	73,000	69,506
4.45%, 5/14/46	162,000	146,934
4.25%, 11/21/49	431,000	376,047
5.40%, 3/15/54	250,000	259,267
5.50%, 3/15/64	100,000	103,951
ACE Capital Trust II 9.70%, 4/1/30	100,000	121,694
Adobe, Inc. 2.15%, 2/1/27	250,000	238,700
Adventist Health System 2.95%, 3/1/29	211,000	194,251
AEP Texas, Inc.
3.95%, 6/1/28	120,000	117,179
5.40%, 6/1/33	250,000	252,777
3.80%, 10/1/47	25,000	18,983
3.45%, 5/15/51	265,000	185,206
AES Corp. 2.45%, 1/15/31(c)	122,000	104,066
Aetna, Inc.
6.63%, 6/15/36	119,000	132,173
4.13%, 11/15/42	60,000	49,294
4.75%, 3/15/44	120,000	105,750
3.88%, 8/15/47	132,000	100,327
Agilent Technologies, Inc. 2.30%, 3/12/31	214,000	185,592
Air Lease Corp.
3.63%, 4/1/27	186,000	181,601
2.10%, 9/1/28	94,000	85,117
4.63%, 10/1/28	207,000	206,077
5.10%, 3/1/29(c)	350,000	355,890
Air Products & Chemicals, Inc. 2.80%, 5/15/50	146,000	99,122
Investments in Long Securities	Principal Amount	Value
Alabama Power Co. 3.70%, 12/1/47, Series B	$200,000	$157,552
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	93,107
3.38%, 8/15/31	310,000	283,436
5.25%, 5/15/36	200,000	200,274
4.00%, 2/1/50	35,000	27,000
3.00%, 5/18/51	150,000	95,853
3.55%, 3/15/52	60,000	42,478
5.63%, 5/15/54	200,000	197,140
Allstate Corp.
3.28%, 12/15/26	98,000	95,641
5.25%, 3/30/33	200,000	206,832
4.20%, 12/15/46	200,000	170,498
Ally Financial, Inc. 8.00%, 11/1/31	250,000	285,237
Altria Group, Inc.
4.80%, 2/14/29	496,000	498,951
3.40%, 2/4/41	920,000	700,368
5.38%, 1/31/44(c)	225,000	223,479
3.88%, 9/16/46	327,000	250,802
5.95%, 2/14/49(c)	112,000	115,500
3.70%, 2/4/51	270,000	195,464
Amcor Flexibles North America, Inc. 2.69%, 5/25/31	335,000	292,974
Ameren Corp.
3.65%, 2/15/26	2,000	1,972
1.75%, 3/15/28	322,000	293,036
Ameren Illinois Co.
4.50%, 3/15/49	200,000	178,620
5.55%, 7/1/54	250,000	257,945
American Electric Power Co., Inc. 3.25%, 3/1/50	40,000	27,636
American Express Co.
2.55%, 3/4/27	500,000	478,775
5.10%, 2/16/28, (5.098% fixed rate until 2/16/27; Secured Overnight Financing Rate + 1.00% thereafter)(e)	200,000	202,694
American Homes 4 Rent LP
4.25%, 2/15/28	87,000	85,507
4.90%, 2/15/29	141,000	141,815
American Honda Finance Corp.
1.00%, 9/10/25	160,000	154,350
4.70%, 1/12/28	350,000	354,088
American International Group, Inc.
3.88%, 1/15/35	212,000	196,051
4.80%, 7/10/45	200,000	186,324
4.38%, 6/30/50	256,000	223,063
American National Group, Inc. 5.00%, 6/15/27	50,000	49,954

See Notes to Financial Statements.

158    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
American Tower Corp.
1.60%, 4/15/26	$547,000	$519,934
3.55%, 7/15/27	175,000	170,013
1.50%, 1/31/28	181,000	163,231
3.80%, 8/15/29	239,000	229,452
2.90%, 1/15/30	415,000	380,045
2.30%, 9/15/31	200,000	170,008
3.10%, 6/15/50	195,000	133,111
2.95%, 1/15/51	226,000	149,750
American Water Capital Corp.
2.95%, 9/1/27	736,000	709,386
3.75%, 9/1/28	34,000	33,268
4.45%, 6/1/32	250,000	247,450
4.00%, 12/1/46	78,000	65,013
4.20%, 9/1/48	280,000	238,949
Amgen, Inc.
2.20%, 2/21/27	135,000	128,050
2.45%, 2/21/30	424,000	383,063
2.00%, 1/15/32	45,000	37,614
3.35%, 2/22/32	481,000	440,894
4.20%, 3/1/33	550,000	526,922
5.25%, 3/2/33	750,000	771,022
5.60%, 3/2/43	250,000	255,855
4.40%, 5/1/45	786,000	683,993
4.56%, 6/15/48	400,000	352,920
3.38%, 2/21/50(c)	100,000	74,092
4.66%, 6/15/51	137,000	122,096
3.00%, 1/15/52	606,000	418,879
5.65%, 3/2/53	500,000	514,570
4.40%, 2/22/62	500,000	415,005
Amphenol Corp. 2.80%, 2/15/30	220,000	202,349
Analog Devices, Inc.
3.50%, 12/5/26	83,000	81,679
2.80%, 10/1/41	250,000	184,638
Aon Corp. 4.50%, 12/15/28	457,000	456,803
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	74,000	64,426
2.90%, 8/23/51	243,000	158,008
Aon North America, Inc.
5.45%, 3/1/34	350,000	362,344
5.75%, 3/1/54	500,000	518,245
Apache Corp.
4.75%, 4/15/43	222,000	182,011
5.35%, 7/1/49	142,000	121,619
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	96,884
4.40%, 5/15/44	400,000	339,920
Investments in Long Securities	Principal Amount	Value
Applied Materials, Inc. 5.10%, 10/1/35	$500,000	$522,265
Aptiv PLC
4.35%, 3/15/29	75,000	74,456
5.40%, 3/15/49(c)	150,000	139,007
3.10%, 12/1/51	164,000	104,291
Arch Capital Group Ltd. 3.64%, 6/30/50	72,000	54,554
Arch Capital Group U.S., Inc. 5.14%, 11/1/43	120,000	114,893
Archer-Daniels-Midland Co. 4.02%, 4/16/43	95,000	80,221
Ares Capital Corp. 2.88%, 6/15/28	306,000	280,057
Ares Strategic Income Fund 6.35%, 8/15/29(d)	150,000	151,896
Arizona Public Service Co.
2.95%, 9/15/27	33,000	31,553
4.50%, 4/1/42	750,000	661,342
Arrow Electronics, Inc. 3.88%, 1/12/28	212,000	205,786
Arthur J Gallagher & Co. 3.50%, 5/20/51	400,000	289,296
Assurant, Inc. 4.90%, 3/27/28	70,000	70,106
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/51	60,000	42,916
AT&T, Inc.
3.88%, 1/15/26	75,000	74,237
1.70%, 3/25/26	317,000	303,236
2.30%, 6/1/27	169,000	159,898
4.10%, 2/15/28	109,000	107,777
4.35%, 3/1/29(c)	159,000	158,566
4.30%, 2/15/30	283,000	280,043
2.75%, 6/1/31	518,000	459,435
2.25%, 2/1/32	395,000	333,423
2.55%, 12/1/33	519,000	429,556
4.50%, 5/15/35	114,000	108,875
4.85%, 3/1/39	235,000	226,225
3.50%, 6/1/41	700,000	559,797
4.65%, 6/1/44	522,000	464,048
5.15%, 11/15/46	222,000	213,144
4.55%, 3/9/49	29,000	25,134
5.15%, 2/15/50(c)	205,000	196,677
3.65%, 6/1/51	310,000	229,896
3.30%, 2/1/52	254,000	177,206
3.50%, 9/15/53	825,000	587,458
3.55%, 9/15/55	1,059,000	748,787
3.80%, 12/1/57	682,000	500,356
3.65%, 9/15/59	744,000	524,832
3.85%, 6/1/60	490,000	359,822
See Notes to Financial Statements.

WisdomTree Trust    159

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Athene Holding Ltd.
4.13%, 1/12/28(c)	$275,000	$269,756
5.88%, 1/15/34	206,000	212,730
3.95%, 5/25/51	76,000	56,707
Atmos Energy Corp.
5.50%, 6/15/41	400,000	414,832
4.13%, 3/15/49	50,000	41,725
Autodesk, Inc.
3.50%, 6/15/27	253,000	247,290
2.40%, 12/15/31	30,000	25,859
AutoZone, Inc.
3.75%, 6/1/27	163,000	160,058
3.75%, 4/18/29	193,000	186,523
1.65%, 1/15/31	245,000	204,920
AvalonBay Communities, Inc. 3.20%, 1/15/28	85,000	81,792
Avangrid, Inc. 3.80%, 6/1/29	115,000	110,838
AXIS Specialty Finance LLC 3.90%, 7/15/29	225,000	216,902
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	145,000	140,665
4.08%, 12/15/47	250,000	208,480
Baltimore Gas & Electric Co.
4.25%, 9/15/48	250,000	212,297
3.20%, 9/15/49	280,000	196,470
Bank of America Corp.
5.08%, 1/20/27, (5.08% fixed rate until 1/20/26; Secured Overnight Financing Rate + 1.29% thereafter)(e)	68,000	68,313
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(e)	630,000	601,877
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(e)	260,000	255,520
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(e)	260,000	246,737
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(e)	600,000	587,070
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(e)	710,000	706,272
4.95%, 7/22/28, (4.948% fixed rate until 7/22/27; Secured Overnight Financing Rate + 2.04% thereafter)(e)	600,000	606,300
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(e)	300,000	289,359
Investments in Long Securities	Principal Amount	Value
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(e)	$75,000	$73,501
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(e)	750,000	766,087
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(e)	156,000	142,824
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(e)	500,000	463,575
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(e)	700,000	512,358
3.31%, 4/22/42, (3.311% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.58% thereafter)(e)	500,000	395,405
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(e)	200,000	179,640
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(e)	250,000	220,612
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(e)	538,000	453,394
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(e)	100,000	67,216
BankUnited, Inc. 5.13%, 6/11/30	130,000	126,290
Baxalta, Inc. 5.25%, 6/23/45	14,000	13,734
Baxter International, Inc.
3.95%, 4/1/30(c)	304,000	294,676
3.13%, 12/1/51	350,000	234,090
Becton Dickinson & Co.
4.69%, 2/13/28	500,000	503,100
4.87%, 2/8/29	150,000	152,505
1.96%, 2/11/31	109,000	92,691
4.69%, 12/15/44	68,000	62,078
4.67%, 6/6/47	108,000	97,650
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	105,000	101,385
6.13%, 4/1/36	400,000	436,816
4.50%, 2/1/45	150,000	136,865
2.85%, 5/15/51	200,000	130,514
Berry Global, Inc. 1.65%, 1/15/27	155,000	144,407
Biogen, Inc.
3.15%, 5/1/50	320,000	216,957
3.25%, 2/15/51	157,000	108,757

See Notes to Financial Statements.

160    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Black Hills Corp.
2.50%, 6/15/30	$50,000	$44,025
4.35%, 5/1/33	170,000	160,164
3.88%, 10/15/49	114,000	87,645
Blackstone Private Credit Fund
2.63%, 12/15/26	250,000	234,790
7.30%, 11/27/28(d)	250,000	265,265
Blackstone Secured Lending Fund 3.63%, 1/15/26	380,000	370,717
Block Financial LLC 3.88%, 8/15/30	65,000	61,688
Blue Owl Capital Corp. 2.88%, 6/11/28	250,000	228,440
Blue Owl Credit Income Corp.
3.13%, 9/23/26	112,000	106,407
7.75%, 1/15/29	250,000	266,667
Blue Owl Technology Finance Corp. 2.50%, 1/15/27	250,000	231,980
Boardwalk Pipelines LP 3.40%, 2/15/31	380,000	343,744
Boeing Co.
2.20%, 2/4/26	513,000	491,931
3.25%, 3/1/28	249,000	234,712
6.30%, 5/1/29(d)	500,000	522,430
5.15%, 5/1/30	373,000	372,202
3.63%, 2/1/31(c)	259,000	234,853
3.60%, 5/1/34	959,000	816,330
3.55%, 3/1/38	60,000	46,073
3.50%, 3/1/39	25,000	18,914
6.88%, 3/15/39	155,000	167,809
5.88%, 2/15/40(c)	479,000	475,882
3.85%, 11/1/48	111,000	78,737
3.90%, 5/1/49	520,000	371,680
5.81%, 5/1/50	471,000	444,892
3.95%, 8/1/59	400,000	269,408
5.93%, 5/1/60	350,000	331,439
BorgWarner, Inc. 4.38%, 3/15/45	52,000	43,753
Boston Properties LP
4.50%, 12/1/28	86,000	83,846
2.90%, 3/15/30	35,000	30,887
2.45%, 10/1/33	650,000	505,908
Boston Scientific Corp. 6.50%, 11/15/35	165,000	189,006
BP Capital Markets America, Inc.
3.41%, 2/11/26	250,000	246,517
3.02%, 1/16/27	212,000	205,962
3.06%, 6/17/41	250,000	190,878
3.00%, 3/17/52(c)	500,000	338,720
3.38%, 2/8/61	200,000	138,702
Investments in Long Securities	Principal Amount	Value
Brighthouse Financial, Inc.
5.63%, 5/15/30(c)	$316,000	$324,124
4.70%, 6/22/47(c)	112,000	89,008
Bristol-Myers Squibb Co.
3.20%, 6/15/26	500,000	490,770
2.35%, 11/13/40	500,000	348,630
5.50%, 2/22/44	200,000	206,746
4.25%, 10/26/49	300,000	256,296
2.55%, 11/13/50	250,000	155,183
5.55%, 2/22/54	500,000	516,460
5.65%, 2/22/64	200,000	206,404
Brixmor Operating Partnership LP 4.05%, 7/1/30	381,000	365,364
Broadcom, Inc.
3.46%, 9/15/26	342,000	335,006
4.75%, 4/15/29	115,000	115,818
5.00%, 4/15/30	250,000	257,205
4.15%, 11/15/30	685,000	666,923
2.60%, 2/15/33(d)	178,000	149,374
3.42%, 4/15/33(d)	550,000	490,380
3.47%, 4/15/34(d)	603,000	533,155
3.50%, 2/15/41(d)	594,000	475,069
3.75%, 2/15/51(c)(d)	270,000	210,152
Broadridge Financial Solutions, Inc. 2.90%, 12/1/29	125,000	114,776
Broadstone Net Lease LLC 2.60%, 9/15/31	150,000	124,266
Brown & Brown, Inc. 2.38%, 3/15/31	430,000	367,560
Brunswick Corp.
2.40%, 8/18/31(c)	47,000	38,913
5.10%, 4/1/52	250,000	204,592
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	97,000	95,147
2.75%, 5/14/31	195,000	172,940
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	172,000	167,970
4.40%, 3/15/42	200,000	182,810
4.55%, 9/1/44	117,000	107,546
3.90%, 8/1/46	250,000	208,372
4.15%, 12/15/48	400,000	342,408
5.20%, 4/15/54	250,000	251,180
Campbell Soup Co.
2.38%, 4/24/30	185,000	165,285
4.80%, 3/15/48	143,000	130,292
Capital One Financial Corp.
3.75%, 3/9/27	468,000	458,560
3.80%, 1/31/28	290,000	281,776
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(e)	250,000	261,787

See Notes to Financial Statements.

WisdomTree Trust    161

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(e)	$200,000	$204,472
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(e)	425,000	441,664
Cardinal Health, Inc.
3.41%, 6/15/27	184,000	179,072
4.60%, 3/15/43	50,000	44,311
4.90%, 9/15/45	75,000	68,642
Carlisle Cos., Inc.
3.75%, 12/1/27	165,000	161,108
2.75%, 3/1/30	27,000	24,573
Carrier Global Corp.
2.70%, 2/15/31(c)	305,000	272,048
3.38%, 4/5/40	215,000	174,073
3.58%, 4/5/50	79,000	60,743
Caterpillar Financial Services Corp. 4.80%, 1/6/26	310,000	311,680
Caterpillar, Inc.
3.80%, 8/15/42	500,000	427,335
3.25%, 9/19/49	100,000	74,544
Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	25,000	18,202
CBRE Services, Inc. 5.95%, 8/15/34	200,000	211,304
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	310,000	295,951
3.28%, 12/1/28	160,000	150,262
3.57%, 12/1/31	162,000	145,808
Celanese U.S. Holdings LLC
6.35%, 11/15/28	300,000	315,906
6.70%, 11/15/33	285,000	308,350
Cencora, Inc.
3.45%, 12/15/27	167,000	162,005
2.70%, 3/15/31	23,000	20,422
Centene Corp.
4.63%, 12/15/29	500,000	486,645
3.00%, 10/15/30	350,000	311,272
2.50%, 3/1/31	355,000	301,604
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	500,000	485,300
4.25%, 2/1/49, Series AC	500,000	426,070
CenterPoint Energy, Inc. 1.45%, 6/1/26	200,000	189,124
CF Industries, Inc. 4.95%, 6/1/43	335,000	307,982
Charles Schwab Corp.
0.90%, 3/11/26	303,000	286,538
Investments in Long Securities	Principal Amount	Value
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(e)	$500,000	$517,545
Charter Communications Operating LLC/Charter Communications Operating Capital
5.05%, 3/30/29	90,000	89,213
2.80%, 4/1/31	194,000	164,780
6.38%, 10/23/35	529,000	536,544
5.38%, 4/1/38	150,000	136,520
3.50%, 3/1/42	56,000	38,686
6.48%, 10/23/45	72,000	69,028
5.38%, 5/1/47	564,000	472,288
4.80%, 3/1/50	457,000	347,900
3.70%, 4/1/51	339,000	216,543
3.90%, 6/1/52	290,000	190,478
5.25%, 4/1/53	271,000	222,074
4.40%, 12/1/61	458,000	309,956
3.95%, 6/30/62	636,000	394,269
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	425,000	429,428
3.70%, 11/15/29	75,000	71,471
Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	330,407
3.25%, 1/31/32	174,000	154,361
Chubb INA Holdings LLC 4.35%, 11/3/45	500,000	449,460
Church & Dwight Co., Inc. 3.15%, 8/1/27	339,000	329,433
Cigna Group
4.13%, 11/15/25	150,000	149,072
3.40%, 3/1/27	380,000	370,549
3.05%, 10/15/27	165,000	158,677
4.38%, 10/15/28	59,000	58,675
5.00%, 5/15/29(c)	300,000	306,225
2.38%, 3/15/31	237,000	206,325
5.25%, 2/15/34	300,000	306,432
4.80%, 8/15/38	121,000	115,885
4.80%, 7/15/46	141,000	128,516
3.88%, 10/15/47	469,000	368,001
4.90%, 12/15/48	110,000	100,571
3.40%, 3/15/50	358,000	255,877
Cintas Corp. No. 2 3.70%, 4/1/27	298,000	293,819
Cisco Systems, Inc.
2.50%, 9/20/26	500,000	484,170
5.30%, 2/26/54	200,000	206,438
5.35%, 2/26/64	200,000	206,784
Citibank NA 5.80%, 9/29/28(c)	500,000	525,085

See Notes to Financial Statements.

162    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Citigroup, Inc.
5.50%, 9/13/25	$250,000	$251,247
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(e)	687,000	652,684
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(e)	500,000	473,125
4.45%, 9/29/27	311,000	309,520
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(e)	235,000	229,233
4.13%, 7/25/28	65,000	63,952
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(e)	653,000	642,421
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(e)	100,000	101,973
6.63%, 6/15/32	276,000	302,913
6.00%, 10/31/33	50,000	53,478
6.13%, 8/25/36	220,000	234,219
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(e)	500,000	438,535
2.90%, 11/3/42, (2.904% fixed rate until 11/3/41; Secured Overnight Financing Rate + 1.379% thereafter)(e)	250,000	182,333
6.68%, 9/13/43	54,000	61,917
5.30%, 5/6/44	250,000	246,457
4.75%, 5/18/46	210,000	190,546
4.65%, 7/23/48	100,000	91,223
Citizens Financial Group, Inc.
2.85%, 7/27/26(c)	259,000	249,267
2.50%, 2/6/30	40,000	35,248
2.64%, 9/30/32	364,000	296,147
Clorox Co. 3.10%, 10/1/27	125,000	120,290
CMS Energy Corp.
3.45%, 8/15/27	157,000	153,257
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(e)	82,000	77,307
CNA Financial Corp. 2.05%, 8/15/30	210,000	182,305
CNH Industrial NV 3.85%, 11/15/27	89,000	87,287
Coca-Cola Co.
3.38%, 3/25/27	130,000	128,020
2.90%, 5/25/27	115,000	111,509
2.88%, 5/5/41	250,000	192,725
Investments in Long Securities	Principal Amount	Value
3.00%, 3/5/51	$400,000	$286,424
5.20%, 1/14/55	250,000	255,252
2.75%, 6/1/60	100,000	63,699
Colgate-Palmolive Co. 3.70%, 8/1/47	250,000	210,305
Comcast Corp.
3.95%, 10/15/25	560,000	555,677
3.30%, 2/1/27	384,000	375,448
4.20%, 8/15/34	250,000	238,017
3.75%, 4/1/40	500,000	425,045
4.75%, 3/1/44	500,000	465,895
4.70%, 10/15/48	500,000	461,820
2.89%, 11/1/51	750,000	492,585
2.94%, 11/1/56	500,000	318,345
2.65%, 8/15/62	500,000	288,930
2.99%, 11/1/63	500,000	309,435
CommonSpirit Health
5.32%, 12/1/34	300,000	306,423
4.35%, 11/1/42	70,000	62,005
3.82%, 10/1/49	100,000	80,954
4.19%, 10/1/49	200,000	168,142
Commonwealth Edison Co. 5.30%, 2/1/53	500,000	497,255
Conagra Brands, Inc.
7.00%, 10/1/28	78,000	84,763
4.85%, 11/1/28	264,000	266,191
8.25%, 9/15/30(c)	335,000	397,012
Connecticut Light & Power Co. 4.30%, 4/15/44	200,000	178,108
ConocoPhillips Co.
6.95%, 4/15/29	130,000	144,473
4.88%, 10/1/47	40,000	38,578
5.55%, 3/15/54	250,000	257,535
4.03%, 3/15/62	250,000	198,663
Consolidated Edison Co. of New York, Inc.
5.50%, 12/1/39, Series 09-C	300,000	308,025
4.45%, 3/15/44	500,000	445,890
4.13%, 5/15/49, Series A	250,000	207,732
5.70%, 5/15/54	250,000	263,060
Constellation Brands, Inc.
3.70%, 12/6/26	256,000	251,512
3.50%, 5/9/27	471,000	459,117
4.50%, 5/9/47	160,000	140,286
4.10%, 2/15/48(c)	114,000	94,230
Constellation Energy Generation LLC
5.80%, 3/1/33	174,000	182,916
5.75%, 10/1/41	100,000	101,877
5.60%, 6/15/42	112,000	112,167
6.50%, 10/1/53	350,000	389,263

See Notes to Financial Statements.

WisdomTree Trust    163

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Consumers Energy Co.
3.80%, 11/15/28	$33,000	$32,388
4.35%, 4/15/49	250,000	222,097
4.20%, 9/1/52	200,000	171,204
Continental Resources, Inc. 4.90%, 6/1/44	250,000	212,722
Corebridge Financial, Inc.
3.90%, 4/5/32	250,000	231,715
4.35%, 4/5/42	150,000	129,474
4.40%, 4/5/52(c)	160,000	132,904
Corning, Inc. 5.45%, 11/15/79(c)	470,000	457,155
Costco Wholesale Corp. 1.38%, 6/20/27	411,000	382,538
Crown Castle, Inc.
4.00%, 3/1/27	298,000	293,905
3.65%, 9/1/27	104,000	101,165
4.30%, 2/15/29	118,000	115,929
3.10%, 11/15/29	155,000	143,409
2.25%, 1/15/31	390,000	333,306
4.75%, 5/15/47	190,000	169,016
5.20%, 2/15/49	137,000	129,425
CSX Corp.
3.25%, 6/1/27	149,000	145,348
6.22%, 4/30/40	200,000	222,722
4.10%, 3/15/44	27,000	23,356
3.80%, 11/1/46	140,000	113,544
4.50%, 3/15/49	218,000	195,363
3.80%, 4/15/50	144,000	116,581
4.65%, 3/1/68	60,000	53,411
CubeSmart LP
2.25%, 12/15/28	103,000	93,556
4.38%, 2/15/29	150,000	147,804
2.50%, 2/15/32	200,000	170,644
Cummins, Inc. 4.90%, 2/20/29	300,000	307,701
CVS Health Corp.
5.00%, 2/20/26	500,000	501,745
6.25%, 6/1/27	100,000	104,289
4.30%, 3/25/28	194,000	191,653
3.25%, 8/15/29	291,000	272,036
5.70%, 6/1/34(c)	1,000,000	1,024,950
4.88%, 7/20/35	403,000	389,653
4.78%, 3/25/38	250,000	230,072
6.13%, 9/15/39	50,000	51,855
4.13%, 4/1/40	464,000	388,507
2.70%, 8/21/40	615,000	425,598
5.13%, 7/20/45(c)	303,000	273,654
5.05%, 3/25/48	909,000	807,401
Investments in Long Securities	Principal Amount	Value
4.25%, 4/1/50	$106,000	$83,471
5.63%, 2/21/53(c)	270,000	258,795
Dayton Power & Light Co. 3.95%, 6/15/49	110,000	84,381
DCP Midstream Operating LP
3.25%, 2/15/32	30,000	26,567
5.60%, 4/1/44	45,000	44,519
Deere & Co. 3.75%, 4/15/50	250,000	208,002
Dell International LLC/EMC Corp.
6.02%, 6/15/26	159,000	162,431
6.10%, 7/15/27	243,000	253,857
8.10%, 7/15/36	418,000	514,734
3.38%, 12/15/41	250,000	191,278
3.45%, 12/15/51	42,000	29,974
Devon Energy Corp.
5.25%, 10/15/27	530,000	534,606
5.00%, 6/15/45	240,000	214,320
DH Europe Finance II SARL 3.25%, 11/15/39(c)	500,000	414,320
Diamondback Energy, Inc.
3.25%, 12/1/26	230,000	223,937
3.50%, 12/1/29	178,000	168,434
6.25%, 3/15/33	250,000	268,990
4.40%, 3/24/51	87,000	72,232
5.75%, 4/18/54	500,000	500,645
Digital Realty Trust LP
3.70%, 8/15/27	398,000	388,241
4.45%, 7/15/28	196,000	194,879
3.60%, 7/1/29	50,000	47,897
Discover Bank 4.65%, 9/13/28	323,000	322,138
Discovery Communications LLC
4.13%, 5/15/29	175,000	163,385
5.00%, 9/20/37	260,000	222,513
DOC DR LLC 3.95%, 1/15/28	75,000	73,340
Dollar General Corp.
3.88%, 4/15/27	73,000	71,364
5.45%, 7/5/33(c)	350,000	350,416
4.13%, 4/3/50	89,000	68,621
Dollar Tree, Inc. 2.65%, 12/1/31	440,000	375,584
Dominion Energy South Carolina, Inc. 5.45%, 2/1/41	200,000	203,036
Dominion Energy, Inc.
4.25%, 6/1/28	78,000	77,250
3.38%, 4/1/30, Series C	380,000	355,980
4.35%, 8/15/32, Series A	99,000	96,469
5.25%, 8/1/33, Series F	45,000	45,704
7.00%, 6/15/38	65,000	74,871

See Notes to Financial Statements.

164    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
4.70%, 12/1/44	$137,000	$120,445
4.60%, 3/15/49, Series A	47,000	40,581
7.00%, 6/1/54, Series B, (7.00% fixed rate until 3/3/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(e)	400,000	427,480
Dow Chemical Co.
7.38%, 11/1/29	110,000	124,391
4.25%, 10/1/34	145,000	137,460
9.40%, 5/15/39	27,000	37,209
5.25%, 11/15/41	417,000	407,096
6.90%, 5/15/53(c)	436,000	507,530
DTE Electric Co. 3.95%, 3/1/49	250,000	207,632
DTE Energy Co. 4.88%, 6/1/28	500,000	505,840
Duke Energy Carolinas LLC
5.30%, 2/15/40	200,000	204,132
3.70%, 12/1/47	350,000	271,932
5.40%, 1/15/54	500,000	506,890
Duke Energy Corp.
4.30%, 3/15/28	600,000	596,730
3.40%, 6/15/29	172,000	163,593
2.45%, 6/1/30	260,000	232,471
2.55%, 6/15/31	238,000	206,555
4.80%, 12/15/45	63,000	56,624
3.95%, 8/15/47	150,000	118,160
4.20%, 6/15/49	335,000	272,167
3.25%, 1/15/82, (3.25% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 2.321% thereafter)(e)	100,000	90,203
Duke Energy Florida Project Finance LLC 3.11%, 9/1/38, Series 2035-A	59,000	50,459
Duke Energy Ohio, Inc. 5.55%, 3/15/54	250,000	254,790
Duke Energy Progress LLC 4.20%, 8/15/45	500,000	426,945
Duke Energy Progress NC Storm Funding LLC 2.39%, 7/1/39, Series A-2	550,000	461,543
DuPont de Nemours, Inc.
4.73%, 11/15/28	124,000	125,875
5.32%, 11/15/38	54,000	58,113
5.42%, 11/15/48(c)	427,000	464,042
Eastman Chemical Co.
4.50%, 12/1/28(c)	222,000	221,625
4.80%, 9/1/42	90,000	82,198
4.65%, 10/15/44	45,000	39,876
Eaton Corp. 3.10%, 9/15/27	376,000	364,656
Investments in Long Securities	Principal Amount	Value
Eaton Vance Corp. 3.50%, 4/6/27	$90,000	$88,015
eBay, Inc.
3.60%, 6/5/27	100,000	97,997
2.60%, 5/10/31	371,000	327,233
4.00%, 7/15/42	140,000	116,474
Ecolab, Inc. 2.13%, 8/15/50	400,000	236,680
Electronic Arts, Inc. 1.85%, 2/15/31	175,000	148,397
Elevance Health, Inc.
3.65%, 12/1/27	42,000	41,094
4.75%, 2/15/33	500,000	498,755
5.10%, 1/15/44	332,000	320,602
4.65%, 8/15/44	26,000	23,656
4.38%, 12/1/47	79,000	68,337
4.55%, 3/1/48	150,000	132,285
3.70%, 9/15/49	210,000	161,950
3.13%, 5/15/50	212,000	147,679
3.60%, 3/15/51(c)	419,000	313,961
5.13%, 2/15/53	200,000	190,684
Eli Lilly & Co.
4.50%, 2/9/27(c)	200,000	201,876
3.38%, 3/15/29	137,000	133,220
3.95%, 3/15/49	250,000	213,077
4.88%, 2/27/53	40,000	39,188
5.05%, 8/14/54	250,000	251,092
5.10%, 2/9/64(c)	300,000	299,694
Emerson Electric Co. 5.25%, 11/15/39	350,000	365,932
Energy Transfer LP
5.50%, 6/1/27	385,000	392,785
4.95%, 5/15/28	145,000	146,347
4.15%, 9/15/29	369,000	360,358
3.75%, 5/15/30	191,000	181,190
6.63%, 10/15/36	150,000	163,688
5.80%, 6/15/38, Series 20Y	485,000	497,736
7.50%, 7/1/38	60,000	70,729
6.10%, 2/15/42	100,000	102,145
4.95%, 1/15/43	54,000	48,322
5.30%, 4/1/44	500,000	467,695
5.35%, 5/15/45	190,000	177,183
5.30%, 4/15/47	272,000	252,655
5.40%, 10/1/47	160,000	149,930
6.25%, 4/15/49	105,000	109,350
5.00%, 5/15/50	218,000	193,983
5.95%, 5/15/54	400,000	403,300

See Notes to Financial Statements.

WisdomTree Trust    165

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Enstar Group Ltd. 4.95%, 6/1/29	$296,000	$293,295
Entergy Corp.
2.80%, 6/15/30	335,000	303,389
3.75%, 6/15/50	213,000	157,171
Entergy Louisiana LLC
3.10%, 6/15/41	250,000	187,803
4.20%, 4/1/50	200,000	165,188
5.70%, 3/15/54	500,000	516,990
Enterprise Products Operating LLC
4.15%, 10/16/28	332,000	330,204
4.85%, 8/15/42	500,000	471,440
4.90%, 5/15/46	200,000	187,514
3.70%, 1/31/51	360,000	276,322
4.95%, 10/15/54	238,000	221,880
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month Secured Overnight Financing Rate + 3.295% thereafter)(e)	117,000	114,535
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(e)	100,000	94,179
EPR Properties 4.75%, 12/15/26	25,000	24,751
Equifax, Inc. 2.60%, 12/15/25	181,000	176,001
Equinix, Inc.
1.80%, 7/15/27	253,000	235,315
3.20%, 11/18/29	256,000	239,301
3.90%, 4/15/32	185,000	174,144
3.00%, 7/15/50	264,000	175,560
Equitable Holdings, Inc.
4.35%, 4/20/28	294,000	290,437
5.00%, 4/20/48	139,000	129,923
ERP Operating LP
3.50%, 3/1/28	72,000	69,895
4.15%, 12/1/28	183,000	181,291
Essential Properties LP 2.95%, 7/15/31	193,000	165,364
Essential Utilities, Inc.
3.57%, 5/1/29	367,000	352,639
4.28%, 5/1/49	150,000	124,425
Essex Portfolio LP
4.00%, 3/1/29	125,000	121,393
3.00%, 1/15/30	135,000	124,284
1.65%, 1/15/31	256,000	210,988
4.50%, 3/15/48	35,000	30,371
Estee Lauder Cos., Inc. 3.13%, 12/1/49	500,000	353,595
Investments in Long Securities	Principal Amount	Value
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	$281,000	$198,099
3.13%, 10/15/52	127,000	83,028
Evergy Kansas Central, Inc.
4.10%, 4/1/43	100,000	84,680
3.45%, 4/15/50	250,000	182,915
Evergy, Inc. 2.90%, 9/15/29	174,000	159,903
Eversource Energy
4.75%, 5/15/26	500,000	500,785
3.30%, 1/15/28, Series M	78,000	74,700
1.65%, 8/15/30, Series R(c)	325,000	273,585
5.95%, 7/15/34(c)	250,000	263,425
Exelon Corp.
3.40%, 4/15/26	200,000	196,544
3.35%, 3/15/32	380,000	346,294
4.95%, 6/15/35	151,000	148,555
5.60%, 3/15/53	336,000	340,842
Expedia Group, Inc.
3.80%, 2/15/28	153,000	148,817
3.25%, 2/15/30(c)	348,000	324,761
Extra Space Storage LP
3.50%, 7/1/26	35,000	34,329
3.88%, 12/15/27	10,000	9,782
2.20%, 10/15/30	42,000	36,312
2.55%, 6/1/31	95,000	81,816
5.40%, 2/1/34	250,000	255,067
Federal Realty OP LP
3.20%, 6/15/29	72,000	67,208
4.50%, 12/1/44	183,000	152,644
FedEx Corp.
3.40%, 2/15/28	100,000	96,922
4.90%, 1/15/34(c)	169,000	171,063
3.25%, 5/15/41	391,000	300,022
4.75%, 11/15/45	266,000	239,879
4.55%, 4/1/46	16,000	14,022
4.40%, 1/15/47	93,000	79,149
4.05%, 2/15/48	275,000	222,654
Fidelity National Financial, Inc.
4.50%, 8/15/28	195,000	193,885
3.40%, 6/15/30	40,000	36,834
Fidelity National Information Services, Inc.
1.65%, 3/1/28	191,000	173,067
5.10%, 7/15/32	435,000	445,923
Fifth Third Bancorp
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(e)	200,000	199,118
8.25%, 3/1/38	300,000	371,619

See Notes to Financial Statements.
166    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Fifth Third Bank NA 2.25%, 2/1/27	$500,000	$473,180
FirstEnergy Corp. 3.40%, 3/1/50, Series C	300,000	212,394
Fiserv, Inc.
2.25%, 6/1/27	142,000	134,055
4.20%, 10/1/28	307,000	303,663
2.65%, 6/1/30	233,000	210,483
5.63%, 8/21/33	350,000	366,352
4.40%, 7/1/49	238,000	204,230
Flex Ltd. 4.88%, 6/15/29	50,000	49,849
Flowers Foods, Inc. 3.50%, 10/1/26	13,000	12,714
FMC Corp.
3.20%, 10/1/26	101,000	97,935
3.45%, 10/1/29	55,000	51,541
6.38%, 5/18/53	150,000	157,436
Ford Motor Co.
3.25%, 2/12/32	30,000	25,600
6.10%, 8/19/32	250,000	256,877
5.29%, 12/8/46(c)	500,000	453,175
Ford Motor Credit Co. LLC
6.95%, 3/6/26	460,000	470,552
2.70%, 8/10/26	500,000	478,025
5.80%, 3/5/27	500,000	507,795
2.90%, 2/10/29	495,000	448,495
5.11%, 5/3/29	280,000	277,264
7.12%, 11/7/33	500,000	540,840
Fortinet, Inc. 1.00%, 3/15/26	110,000	104,165
Fortune Brands Innovations, Inc. 4.50%, 3/25/52	250,000	205,925
Fox Corp.
4.71%, 1/25/29(c)	220,000	221,747
3.50%, 4/8/30	110,000	103,876
5.48%, 1/25/39	128,000	127,786
5.58%, 1/25/49	247,000	239,140
Freeport-McMoRan, Inc.
4.13%, 3/1/28	363,000	356,608
4.38%, 8/1/28	25,000	24,672
5.40%, 11/14/34	90,000	91,745
5.45%, 3/15/43	150,000	146,361
FS KKR Capital Corp.
3.40%, 1/15/26	100,000	97,171
3.13%, 10/12/28	191,000	171,587
GATX Corp.
3.25%, 9/15/26	73,000	70,847
4.70%, 4/1/29	206,000	206,210
Investments in Long Securities	Principal Amount	Value
1.90%, 6/1/31	$228,000	$188,351
6.05%, 6/5/54	250,000	262,892
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35(c)	400,000	384,836
GE HealthCare Technologies, Inc.
5.60%, 11/15/25	500,000	504,175
5.91%, 11/22/32	200,000	213,322
6.38%, 11/22/52	200,000	228,072
General Dynamics Corp.
2.13%, 8/15/26	114,000	109,513
2.63%, 11/15/27	67,000	63,918
4.25%, 4/1/50	250,000	220,900
General Electric Co.
6.75%, 3/15/32, Series A	213,000	241,101
6.88%, 1/10/39, Series A	160,000	189,312
4.35%, 5/1/50	39,000	34,658
General Mills, Inc.
4.20%, 4/17/28	357,000	354,887
2.25%, 10/14/31	160,000	137,360
3.00%, 2/1/51(c)	125,000	84,026
General Motors Co.
6.13%, 10/1/25	267,000	269,924
6.80%, 10/1/27	518,000	547,459
5.00%, 4/1/35	185,000	179,924
6.60%, 4/1/36	305,000	330,577
6.25%, 10/2/43	500,000	521,445
5.95%, 4/1/49(c)	360,000	363,719
General Motors Financial Co., Inc.
1.50%, 6/10/26	424,000	401,053
5.40%, 5/8/27	1,000,000	1,018,450
6.00%, 1/9/28	500,000	519,165
Genuine Parts Co.
1.88%, 11/1/30	43,000	36,415
2.75%, 2/1/32	155,000	133,543
Georgia Power Co.
4.30%, 3/15/43	143,000	124,599
3.70%, 1/30/50, Series B	250,000	194,063
3.25%, 3/15/51, Series A	130,000	93,167
Gilead Sciences, Inc.
3.65%, 3/1/26	210,000	207,209
2.95%, 3/1/27	72,000	69,760
1.65%, 10/1/30	125,000	106,503
2.60%, 10/1/40	897,000	648,504
4.80%, 4/1/44	395,000	371,434
4.75%, 3/1/46	350,000	325,059
2.80%, 10/1/50	413,000	271,845
Global Payments, Inc.
2.15%, 1/15/27	160,000	151,534
4.95%, 8/15/27	38,000	38,436

See Notes to Financial Statements.

WisdomTree Trust    167

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
3.20%, 8/15/29	$333,000	$309,091
5.40%, 8/15/32	218,000	222,310
Globe Life, Inc. 2.15%, 8/15/30	295,000	251,591
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	273,000	279,047
4.00%, 1/15/30	305,000	288,234
Goldman Sachs Capital I 6.35%, 2/15/34	100,000	108,578
Goldman Sachs Group, Inc.
4.25%, 10/21/25	147,000	145,983
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(e)	900,000	857,151
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(e)	250,000	237,560
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(e)	900,000	850,131
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(e)	500,000	488,315
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(e)	460,000	453,730
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(e)	650,000	694,148
6.75%, 10/1/37	489,000	551,925
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(e)	500,000	387,495
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(e)	500,000	396,620
5.15%, 5/22/45(c)	347,000	341,417
GXO Logistics, Inc.
1.65%, 7/15/26	164,000	154,718
2.65%, 7/15/31	100,000	84,079
Haleon U.S. Capital LLC 3.38%, 3/24/27	465,000	453,877
Halliburton Co.
2.92%, 3/1/30	225,000	207,310
4.85%, 11/15/35	208,000	205,500
6.70%, 9/15/38	56,000	63,964
7.45%, 9/15/39	73,000	89,227
4.75%, 8/1/43	157,000	143,529
5.00%, 11/15/45(c)	181,000	169,981
Hanover Insurance Group, Inc. 2.50%, 9/1/30	23,000	19,989
Investments in Long Securities	Principal Amount	Value
Harley-Davidson, Inc. 4.63%, 7/28/45	$108,000	$92,541
Hartford Financial Services Group, Inc.
4.30%, 4/15/43	105,000	92,815
4.40%, 3/15/48	80,000	70,009
3.60%, 8/19/49	99,000	75,471
Hasbro, Inc.
3.50%, 9/15/27	249,000	239,892
6.35%, 3/15/40	91,000	95,581
HCA, Inc.
5.88%, 2/15/26	250,000	252,175
5.25%, 6/15/26	322,000	323,317
4.50%, 2/15/27	112,000	111,618
5.63%, 9/1/28	150,000	154,703
4.13%, 6/15/29	301,000	293,842
2.38%, 7/15/31	190,000	161,861
5.50%, 6/1/33	350,000	358,673
5.60%, 4/1/34	200,000	205,846
5.13%, 6/15/39	117,000	113,337
5.50%, 6/15/47	132,000	127,942
5.25%, 6/15/49	248,000	230,390
3.50%, 7/15/51	248,000	174,386
4.63%, 3/15/52	350,000	296,383
6.10%, 4/1/64	150,000	154,151
Healthcare Realty Holdings LP
3.10%, 2/15/30	140,000	127,407
2.00%, 3/15/31	300,000	246,696
Healthpeak OP LLC
3.25%, 7/15/26	128,000	124,927
2.88%, 1/15/31	380,000	340,488
6.75%, 2/1/41	32,000	35,895
Hess Corp.
4.30%, 4/1/27	30,000	29,798
7.13%, 3/15/33	200,000	228,592
6.00%, 1/15/40	296,000	314,379
Hewlett Packard Enterprise Co. 6.35%, 10/15/45(c)	227,000	244,089
Highwoods Realty LP
4.13%, 3/15/28	25,000	24,077
4.20%, 4/15/29	45,000	43,037
3.05%, 2/15/30	105,000	92,970
Home Depot, Inc.
4.00%, 9/15/25	410,000	408,126
2.80%, 9/14/27	500,000	481,300
5.88%, 12/16/36	500,000	550,705
3.30%, 4/15/40	500,000	409,680
4.25%, 4/1/46	250,000	221,482
3.13%, 12/15/49	400,000	287,416
2.38%, 3/15/51	176,000	107,210
3.63%, 4/15/52	500,000	389,715

See Notes to Financial Statements.

168    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Honeywell International, Inc.
2.50%, 11/1/26	$500,000	$482,980
3.81%, 11/21/47	400,000	329,168
Host Hotels & Resorts LP 3.50%, 9/15/30, Series I	349,000	319,248
Howard University 5.21%, 10/1/52, Series 22A	75,000	71,166
HP, Inc.
1.45%, 6/17/26	598,000	566,521
2.65%, 6/17/31	21,000	18,294
6.00%, 9/15/41	95,000	100,188
HSBC USA, Inc. 5.29%, 3/4/27	200,000	203,810
Hubbell, Inc. 3.50%, 2/15/28	161,000	155,777
Humana, Inc.
2.15%, 2/3/32	100,000	83,089
5.95%, 3/15/34(c)	500,000	528,955
4.95%, 10/1/44	57,000	51,921
4.80%, 3/15/47	95,000	83,990
5.50%, 3/15/53	110,000	106,605
5.75%, 4/15/54	150,000	150,561
Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(e)	310,000	303,443
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(e)	161,000	128,810
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	70,000	67,619
4.20%, 5/1/30	242,000	234,687
Huntsman International LLC 4.50%, 5/1/29	110,000	107,196
Hyatt Hotels Corp. 4.38%, 9/15/28	130,000	128,083
IBM International Capital Pte. Ltd.
5.25%, 2/5/44	500,000	498,090
5.30%, 2/5/54	300,000	295,491
Indiana Michigan Power Co. 3.75%, 7/1/47, Series L	450,000	348,169
Ingersoll Rand, Inc. 5.45%, 6/15/34	750,000	780,367
Ingredion, Inc. 3.20%, 10/1/26	109,000	106,142
Intel Corp.
4.88%, 2/10/26	550,000	549,296
2.45%, 11/15/29	1,000,000	886,440
5.63%, 2/10/43	750,000	726,960
3.73%, 12/8/47(c)	500,000	356,990
Investments in Long Securities	Principal Amount	Value
5.70%, 2/10/53	$400,000	$382,616
5.60%, 2/21/54	800,000	759,088
3.10%, 2/15/60	200,000	117,834
Intercontinental Exchange, Inc.
3.75%, 9/21/28	200,000	195,542
4.25%, 9/21/48	300,000	261,390
3.00%, 6/15/50	87,000	60,683
3.00%, 9/15/60	250,000	162,140
International Business Machines Corp.
4.50%, 2/6/26	500,000	500,400
3.30%, 5/15/26	500,000	490,560
2.85%, 5/15/40	150,000	112,784
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	100,000	82,129
5.00%, 9/26/48	135,000	121,555
International Paper Co.
4.80%, 6/15/44	470,000	430,746
4.40%, 8/15/47	20,000	17,144
4.35%, 8/15/48	149,000	127,258
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	73,000	73,241
4.75%, 3/30/30	21,000	21,138
5.40%, 10/1/48	120,000	115,650
Interstate Power & Light Co.
4.10%, 9/26/28	125,000	123,384
3.70%, 9/15/46	50,000	38,456
3.50%, 9/30/49	175,000	127,916
3.10%, 11/30/51	198,000	132,719
Intuit, Inc. 5.25%, 9/15/26	350,000	356,996
Invitation Homes Operating Partnership LP 2.00%, 8/15/31	156,000	128,809
Jabil, Inc. 3.95%, 1/12/28	143,000	138,947
Jackson Financial, Inc. 5.67%, 6/8/32(c)	140,000	145,075
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/25	81,000	80,786
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27	363,000	344,796
3.00%, 5/15/32	350,000	298,980
6.75%, 3/15/34(d)	325,000	355,839
6.50%, 12/1/52	270,000	284,140
Jefferies Financial Group, Inc.
4.85%, 1/15/27	115,000	115,293
4.15%, 1/23/30	228,000	219,457
2.75%, 10/15/32	120,000	100,600
6.25%, 1/15/36	118,000	126,180

See Notes to Financial Statements.

WisdomTree Trust    169

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
JetBlue Pass-Through Trust 2.75%, 11/15/33, Series 2019-1, Class AA	$80,065	$70,060
JM Smucker Co.
4.25%, 3/15/35	213,000	200,335
6.50%, 11/15/43	150,000	164,759
4.38%, 3/15/45	5,000	4,370
6.50%, 11/15/53(c)	250,000	280,097
John Deere Capital Corp.
4.80%, 1/9/26	250,000	251,515
0.70%, 1/15/26	510,000	485,377
3.05%, 1/6/28	73,000	70,445
3.45%, 3/7/29	70,000	67,684
3.35%, 4/18/29	136,000	131,263
Johnson Controls International PLC
6.00%, 1/15/36	237,000	255,875
4.50%, 2/15/47	120,000	105,276
JPMorgan Chase & Co.
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(e)	288,000	285,028
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(e)	585,000	556,826
8.00%, 4/29/27	101,000	110,799
3.63%, 12/1/27(c)	200,000	195,600
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(e)	350,000	344,064
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(e)	1,000,000	995,390
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(e)	560,000	546,252
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(e)	532,000	537,230
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.552% thereafter)(e)	635,000	627,316
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(e)	500,000	513,485
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(e)	750,000	670,342
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(e)	645,000	504,583
4.85%, 2/1/44	100,000	98,149
4.95%, 6/1/45	100,000	97,995
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(e)	750,000	626,497
Investments in Long Securities	Principal Amount	Value
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(e)	$250,000	$186,768
Juniper Networks, Inc. 5.95%, 3/15/41	125,000	127,846
Kellanova
3.40%, 11/15/27	20,000	19,427
7.45%, 4/1/31, Series B	243,000	279,596
Kennametal, Inc. 4.63%, 6/15/28	96,000	95,987
Kentucky Utilities Co. 4.38%, 10/1/45	300,000	260,106
Kenvue, Inc.
5.05%, 3/22/28	250,000	256,985
5.05%, 3/22/53	250,000	249,337
Keurig Dr. Pepper, Inc.
3.20%, 5/1/30	334,000	311,615
5.30%, 3/15/34	500,000	515,890
5.09%, 5/25/48	125,000	122,095
4.50%, 4/15/52(c)	250,000	220,550
KeyBank NA 4.90%, 8/8/32(c)	250,000	237,407
Kilroy Realty LP
4.25%, 8/15/29	50,000	46,781
3.05%, 2/15/30	270,000	236,490
Kimberly-Clark Corp. 3.20%, 4/25/29	597,000	573,854
Kimco Realty OP LLC
2.80%, 10/1/26	150,000	144,654
1.90%, 3/1/28	94,000	85,719
2.70%, 10/1/30	60,000	53,942
4.25%, 4/1/45	100,000	84,218
3.70%, 10/1/49	150,000	114,714
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	124,000	142,999
5.80%, 3/15/35	50,000	52,103
6.50%, 2/1/37	482,000	523,211
7.50%, 11/15/40	300,000	352,926
5.00%, 8/15/42	210,000	190,701
5.00%, 3/1/43	100,000	90,470
5.40%, 9/1/44	58,000	55,240
Kinder Morgan, Inc.
7.80%, 8/1/31	213,000	246,394
5.30%, 12/1/34	348,000	350,589
5.55%, 6/1/45	73,000	70,984
5.05%, 2/15/46	70,000	63,755
5.20%, 3/1/48	325,000	300,531
3.25%, 8/1/50	110,000	73,861
Kirby Corp. 4.20%, 3/1/28	106,000	104,138

See Notes to Financial Statements.

170    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
KLA Corp. 4.95%, 7/15/52	$250,000	$242,887
Kraft Heinz Foods Co.
4.25%, 3/1/31(c)	535,000	526,435
5.20%, 7/15/45(c)	266,000	254,993
4.38%, 6/1/46	468,000	400,622
5.50%, 6/1/50	321,000	321,221
Kroger Co.
4.65%, 9/15/29	1,000,000	999,920
1.70%, 1/15/31(c)	38,000	31,735
5.40%, 7/15/40	165,000	164,266
5.00%, 4/15/42	66,000	62,652
5.15%, 8/1/43	200,000	191,308
4.65%, 1/15/48	189,000	167,919
5.40%, 1/15/49	10,000	9,814
Kyndryl Holdings, Inc. 4.10%, 10/15/41	115,000	91,013
L3Harris Technologies, Inc.
4.40%, 6/15/28	66,000	65,778
1.80%, 1/15/31	215,000	180,482
4.85%, 4/27/35	255,000	252,424
5.05%, 4/27/45	250,000	240,507
Laboratory Corp. of America Holdings
1.55%, 6/1/26	212,000	201,093
3.60%, 9/1/27	185,000	180,299
Lam Research Corp. 4.00%, 3/15/29	124,000	122,610
Lear Corp. 4.25%, 5/15/29	308,000	302,028
Leggett & Platt, Inc.
3.50%, 11/15/27	120,000	114,326
3.50%, 11/15/51	190,000	127,085
Leidos, Inc. 2.30%, 2/15/31	340,000	291,360
Lennar Corp. 5.25%, 6/1/26	334,000	336,211
Lincoln National Corp.
3.80%, 3/1/28	98,000	95,318
4.35%, 3/1/48	188,000	150,438
LKQ Corp. 5.75%, 6/15/28	25,000	25,758
Lockheed Martin Corp.
4.95%, 10/15/25	510,000	512,545
4.80%, 8/15/34	250,000	253,860
4.70%, 5/15/46	200,000	190,288
5.20%, 2/15/64	400,000	403,616
Lowe’s Cos., Inc.
3.65%, 4/5/29	86,000	83,158
4.50%, 4/15/30	450,000	450,900
2.63%, 4/1/31	195,000	173,018
3.75%, 4/1/32	185,000	173,824
5.00%, 4/15/40	116,000	112,366
Investments in Long Securities	Principal Amount	Value
2.80%, 9/15/41	$295,000	$210,716
4.05%, 5/3/47	141,000	114,427
3.00%, 10/15/50	396,000	261,906
3.50%, 4/1/51	310,000	223,801
5.75%, 7/1/53	394,000	406,490
5.85%, 4/1/63	250,000	256,585
LYB International Finance BV 5.25%, 7/15/43	110,000	104,224
LYB International Finance III LLC 2.25%, 10/1/30(c)	110,000	96,326
3.38%, 10/1/40	205,000	157,899
4.20%, 10/15/49	110,000	88,073
4.20%, 5/1/50(c)	250,000	199,133
3.80%, 10/1/60	260,000	188,443
LyondellBasell Industries NV 4.63%, 2/26/55(c)	87,000	73,978
Manufacturers & Traders Trust Co. 5.40%, 11/21/25	500,000	501,485
Marathon Oil Corp.
4.40%, 7/15/27	40,000	39,869
6.60%, 10/1/37	222,000	249,006
Marathon Petroleum Corp.
6.50%, 3/1/41	180,000	194,148
4.75%, 9/15/44	51,000	44,911
4.50%, 4/1/48	30,000	25,196
5.00%, 9/15/54	55,000	48,278
Markel Group, Inc.
3.50%, 11/1/27	141,000	136,695
5.00%, 4/5/46	170,000	155,110
Marriott International, Inc.
4.90%, 4/15/29	35,000	35,482
4.63%, 6/15/30, Series FF	157,000	157,118
2.85%, 4/15/31, Series HH	221,000	196,149
3.50%, 10/15/32, Series GG	328,000	295,764
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	133,000	133,620
5.45%, 3/15/54	200,000	206,132
Martin Marietta Materials, Inc.
2.50%, 3/15/30, Series CB	33,000	29,824
2.40%, 7/15/31	21,000	18,103
4.25%, 12/15/47	40,000	33,973
3.20%, 7/15/51	156,000	109,253
Marvell Technology, Inc. 2.95%, 4/15/31	268,000	239,525
Masco Corp. 1.50%, 2/15/28	100,000	90,038
Mastercard, Inc.
3.50%, 2/26/28	22,000	21,547
3.95%, 2/26/48	300,000	256,920
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	58,493
1.85%, 2/15/31	245,000	207,096
See Notes to Financial Statements.

WisdomTree Trust    171

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
McDonald’s Corp.
3.80%, 4/1/28	$118,000	$116,210
2.13%, 3/1/30	163,000	145,347
3.60%, 7/1/30	296,000	284,071
4.95%, 8/14/33(c)	250,000	256,062
4.70%, 12/9/35(c)	152,000	151,226
4.88%, 7/15/40	125,000	120,543
3.70%, 2/15/42	200,000	163,526
4.45%, 3/1/47	351,000	310,161
4.45%, 9/1/48	400,000	352,692
3.63%, 9/1/49	81,000	61,869
5.45%, 8/14/53	150,000	151,998
McKesson Corp. 0.90%, 12/3/25	340,000	324,690
MDC Holdings, Inc. 3.97%, 8/6/61(c)	154,000	132,546
Medtronic Global Holdings SCA 4.25%, 3/30/28	375,000	375,626
Medtronic, Inc. 4.63%, 3/15/45	500,000	470,710
Merck & Co., Inc.
4.05%, 5/17/28	500,000	499,960
3.90%, 3/7/39	500,000	450,305
4.00%, 3/7/49	200,000	168,992
2.90%, 12/10/61	400,000	250,732
Mercury General Corp. 4.40%, 3/15/27	60,000	59,085
MetLife, Inc.
5.30%, 12/15/34	250,000	259,435
5.88%, 2/6/41	250,000	267,170
5.25%, 1/15/54	350,000	351,186
6.40%, 12/15/66	156,000	164,639
10.75%, 8/1/69	25,000	34,117
Micron Technology, Inc.
4.98%, 2/6/26	493,000	494,622
5.33%, 2/6/29	287,000	294,057
3.37%, 11/1/41	150,000	113,066
Mid-America Apartments LP 3.95%, 3/15/29(c)	140,000	137,348
MidAmerican Energy Co.
3.10%, 5/1/27	100,000	97,199
3.65%, 4/15/29	110,000	107,072
5.30%, 2/1/55	250,000	249,702
Mississippi Power Co. 3.95%, 3/30/28	110,000	108,068
Molson Coors Beverage Co.
3.00%, 7/15/26	260,000	252,983
5.00%, 5/1/42	69,000	65,719
4.20%, 7/15/46(c)	220,000	184,714
Mondelez International, Inc.
2.75%, 4/13/30	43,000	39,471
1.88%, 10/15/32	75,000	61,618
Investments in Long Securities	Principal Amount	Value
Montefiore Obligated Group 4.29%, 9/1/50	$75,000	$53,267
Moody’s Corp.
3.25%, 1/15/28	68,000	65,876
4.25%, 8/8/32	310,000	301,729
5.25%, 7/15/44	69,000	68,951
Morgan Stanley
5.00%, 11/24/25	275,000	275,514
3.95%, 4/23/27	190,000	187,380
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(e)	510,000	484,684
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(e)	414,000	390,568
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(e)	680,000	673,962
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(e)	500,000	525,765
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(e)	585,000	596,209
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(e)	500,000	515,560
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(e)	250,000	259,195
3.97%, 7/22/38(e)	250,000	222,587
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(c)(e)	500,000	516,955
6.38%, 7/24/42	250,000	288,117
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(e)	250,000	266,600
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(e)	500,000	336,190
Mosaic Co.
4.05%, 11/15/27	133,000	130,762
5.63%, 11/15/43	148,000	147,441
Motorola Solutions, Inc.
4.60%, 5/23/29	103,000	103,279
2.75%, 5/24/31	381,000	336,694
Mount Sinai Hospital 3.74%, 7/1/49, Series 2019	300,000	210,447
MPLX LP
4.25%, 12/1/27	75,000	74,213
4.00%, 3/15/28	130,000	127,531
4.80%, 2/15/29	215,000	217,165
2.65%, 8/15/30	110,000	98,445
4.95%, 9/1/32	250,000	247,942

See Notes to Financial Statements.

172    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
5.50%, 6/1/34	$500,000	$509,250
5.20%, 12/1/47	77,000	71,205
4.70%, 4/15/48	352,000	303,160
4.95%, 3/14/52(c)	250,000	221,387
Mylan, Inc.
4.55%, 4/15/28	191,000	189,168
5.40%, 11/29/43	35,000	31,742
5.20%, 4/15/48	300,000	257,280
Nasdaq, Inc.
1.65%, 1/15/31	190,000	159,347
2.50%, 12/21/40	60,000	41,793
3.95%, 3/7/52	50,000	39,458
6.10%, 6/28/63	150,000	162,650
National Fuel Gas Co.
3.95%, 9/15/27	150,000	146,241
4.75%, 9/1/28	105,000	105,058
National Health Investors, Inc. 3.00%, 2/1/31	50,000	43,029
National Rural Utilities Cooperative Finance Corp.
4.45%, 3/13/26	260,000	259,984
3.90%, 11/1/28	78,000	76,439
3.70%, 3/15/29	142,000	137,892
Netflix, Inc. 5.88%, 11/15/28	500,000	529,575
Nevada Power Co. 5.90%, 5/1/53, Series GG	250,000	265,077
Newmont Corp.
2.80%, 10/1/29	181,000	168,238
2.60%, 7/15/32(c)	586,000	511,883
6.25%, 10/1/39	138,000	153,307
5.45%, 6/9/44	75,000	75,750
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25	250,000	252,095
1.90%, 6/15/28	211,000	192,345
3.50%, 4/1/29	227,000	217,284
2.75%, 11/1/29	60,000	55,414
2.44%, 1/15/32	110,000	93,853
5.05%, 2/28/33	260,000	262,252
3.00%, 1/15/52	370,000	245,058
5.25%, 2/28/53(c)	150,000	146,256
NIKE, Inc. 3.38%, 3/27/50	350,000	267,127
NiSource, Inc.
3.60%, 5/1/30	265,000	251,670
5.25%, 2/15/43	25,000	24,250
4.80%, 2/15/44	81,000	74,209
5.65%, 2/1/45	94,000	94,979
4.38%, 5/15/47	131,000	111,826
NNN REIT, Inc.
3.50%, 10/15/27	15,000	14,541
2.50%, 4/15/30	200,000	177,978
3.50%, 4/15/51	150,000	108,443
Investments in Long Securities	Principal Amount	Value
Norfolk Southern Corp.
3.15%, 6/1/27	$60,000	$58,079
3.80%, 8/1/28	34,000	33,422
2.55%, 11/1/29	193,000	176,730
4.84%, 10/1/41	120,000	114,756
3.95%, 10/1/42	112,000	94,782
3.94%, 11/1/47	113,000	91,935
4.10%, 5/15/49	113,000	93,778
3.05%, 5/15/50	155,000	106,758
2.90%, 8/25/51	130,000	85,719
3.70%, 3/15/53	510,000	391,170
4.10%, 5/15/2121	195,000	148,849
Northern States Power Co. 3.60%, 9/15/47	100,000	77,435
Northern Trust Corp. 4.00%, 5/10/27	350,000	348,621
Northrop Grumman Corp.
5.15%, 5/1/40	185,000	184,869
4.03%, 10/15/47	718,000	599,573
5.25%, 5/1/50(c)	205,000	204,729
5.20%, 6/1/54	150,000	148,527
NOV, Inc. 3.95%, 12/1/42	180,000	142,393
NSTAR Electric Co.
3.20%, 5/15/27	125,000	121,323
4.55%, 6/1/52	150,000	134,768
Nucor Corp. 2.98%, 12/15/55	250,000	159,468
O’Reilly Automotive, Inc.
3.60%, 9/1/27	50,000	48,848
4.20%, 4/1/30	225,000	220,873
1.75%, 3/15/31	125,000	104,536
Occidental Petroleum Corp.
5.55%, 3/15/26	300,000	302,730
7.50%, 5/1/31	500,000	566,525
5.55%, 10/1/34	350,000	355,096
6.45%, 9/15/36	500,000	542,415
Oglethorpe Power Corp.
5.95%, 11/1/39	60,000	62,437
5.25%, 9/1/50	80,000	75,375
Oklahoma Gas & Electric Co. 3.80%, 8/15/28	135,000	131,799
Old Republic International Corp. 3.85%, 6/11/51	25,000	18,439
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	40,000	39,563
4.75%, 1/15/28	145,000	143,808
3.63%, 10/1/29	177,000	164,824
Omnicom Group, Inc. 2.45%, 4/30/30	168,000	149,518
Oncor Electric Delivery Co. LLC
4.10%, 11/15/48	70,000	58,244
2.70%, 11/15/51	500,000	315,150

See Notes to Financial Statements.

WisdomTree Trust    173

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
ONEOK, Inc.
2.20%, 9/15/25	$300,000	$291,993
4.55%, 7/15/28	157,000	156,911
3.40%, 9/1/29	269,000	254,044
3.25%, 6/1/30	152,000	141,065
6.05%, 9/1/33	150,000	158,496
5.15%, 10/15/43	147,000	139,006
4.25%, 9/15/46	123,000	100,179
4.95%, 7/13/47	575,000	513,377
4.20%, 10/3/47	201,000	160,637
7.15%, 1/15/51	50,000	56,906
Oracle Corp.
2.80%, 4/1/27	387,000	372,085
6.15%, 11/9/29	112,000	120,024
2.95%, 4/1/30	195,000	179,131
2.88%, 3/25/31	105,000	93,989
6.25%, 11/9/32	250,000	272,470
4.90%, 2/6/33	250,000	250,422
3.80%, 11/15/37	740,000	636,541
6.50%, 4/15/38	301,000	336,018
3.60%, 4/1/40	264,000	212,507
5.38%, 7/15/40	570,000	564,454
4.13%, 5/15/45	515,000	420,940
4.00%, 7/15/46	501,000	399,342
4.00%, 11/15/47	280,000	221,558
3.60%, 4/1/50	233,000	170,265
3.95%, 3/25/51	85,000	65,799
5.55%, 2/6/53	500,000	495,835
4.38%, 5/15/55	183,000	150,561
3.85%, 4/1/60	301,000	217,397
4.10%, 3/25/61	470,000	356,072
Oshkosh Corp. 4.60%, 5/15/28	46,000	46,049
Otis Worldwide Corp.
2.57%, 2/15/30	448,000	404,840
3.11%, 2/15/40	15,000	11,639
Ovintiv, Inc. 7.20%, 11/1/31	431,000	479,095
Owens Corning
7.00%, 12/1/36	182,000	210,818
4.30%, 7/15/47	74,000	61,577
4.40%, 1/30/48	175,000	147,583
Pacific Gas & Electric Co.
2.10%, 8/1/27	272,000	252,729
3.75%, 7/1/28	338,000	325,501
4.55%, 7/1/30	535,000	523,744
2.50%, 2/1/31	505,000	434,462
4.45%, 4/15/42	225,000	188,393
3.75%, 8/15/42	350,000	268,177
4.60%, 6/15/43	50,000	42,544
4.75%, 2/15/44	87,000	74,990
4.00%, 12/1/46	100,000	75,780
Investments in Long Securities	Principal Amount	Value
4.95%, 7/1/50	$226,000	$197,052
3.50%, 8/1/50(c)	513,000	354,668
6.75%, 1/15/53	250,000	274,042
PacifiCorp
6.25%, 10/15/37	74,000	79,903
4.10%, 2/1/42	250,000	206,410
3.30%, 3/15/51	352,000	240,786
Packaging Corp. of America
3.00%, 12/15/29	132,000	122,870
4.05%, 12/15/49	26,000	21,122
Paramount Global
2.90%, 1/15/27	49,000	46,491
4.95%, 1/15/31	396,000	368,997
5.90%, 10/15/40	150,000	130,254
4.85%, 7/1/42	155,000	120,427
5.85%, 9/1/43	102,000	86,579
5.25%, 4/1/44	98,000	76,434
4.60%, 1/15/45	300,000	214,248
4.95%, 5/19/50	55,000	41,131
Parker-Hannifin Corp.
3.25%, 3/1/27	145,000	141,020
3.25%, 6/14/29	227,000	215,421
4.10%, 3/1/47(d)	100,000	84,451
4.00%, 6/14/49	105,000	87,106
PartnerRe Finance B LLC 4.50%, 10/1/50, (4.50% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(e)	50,000	45,848
PayPal Holdings, Inc. 3.25%, 6/1/50	375,000	270,690
PECO Energy Co. 2.85%, 9/15/51	300,000	196,929
Pentair Finance SARL 4.50%, 7/1/29	29,000	28,667
PepsiCo, Inc.
2.63%, 3/19/27	500,000	482,330
3.00%, 10/15/27	130,000	126,157
5.50%, 1/15/40	350,000	375,525
4.65%, 2/15/53	310,000	293,272
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/43	500,000	494,785
5.30%, 5/19/53	750,000	754,507
Pfizer, Inc.
3.60%, 9/15/28(c)	225,000	220,414
3.45%, 3/15/29(c)	116,000	112,485
7.20%, 3/15/39	500,000	612,230
4.13%, 12/15/46	500,000	430,950
PG&E Recovery Funding LLC
5.26%, 1/15/40, Series A-2	1,050,000	1,090,593
5.54%, 7/15/49, Series A-3	1,050,000	1,100,032
PG&E Wildfire Recovery Funding LLC
4.45%, 12/1/49, Series A-4	150,000	137,322

See Notes to Financial Statements.

174    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
5.21%, 12/1/49, Series A-4	$297,000	$301,877
4.67%, 12/1/53, Series A-5	530,000	498,709
5.10%, 6/1/54, Series A-5	710,000	719,833
Philip Morris International, Inc.
4.88%, 2/13/26	500,000	502,585
4.88%, 2/15/28	510,000	517,252
4.25%, 11/10/44	400,000	343,800
Phillips 66
3.75%, 3/1/28	120,000	117,157
4.65%, 11/15/34	322,000	311,841
5.88%, 5/1/42	155,000	162,101
4.88%, 11/15/44	53,000	48,873
4.90%, 10/1/46	100,000	91,399
3.30%, 3/15/52	450,000	306,468
5.65%, 6/15/54	150,000	150,161
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/46	250,000	189,313
Pilgrim’s Pride Corp. 6.88%, 5/15/34	500,000	552,490
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	171,000	170,162
3.55%, 12/15/29	145,000	136,584
6.65%, 1/15/37	252,000	274,204
PNC Financial Services Group, Inc. 6.62%, 10/20/27, (6.615% fixed rate until 10/20/26; Secured Overnight Financing Index + 1.73% thereafter)(e)	500,000	520,300
PPL Capital Funding, Inc. 3.10%, 5/15/26	156,000	152,031
Principal Financial Group, Inc. 3.70%, 5/15/29	251,000	242,938
Progress Energy, Inc. 7.75%, 3/1/31	253,000	293,030
Progressive Corp.
6.63%, 3/1/29	105,000	115,037
3.70%, 3/15/52	250,000	196,788
Prologis LP 3.25%, 6/30/26	541,000	530,467
Prospect Capital Corp. 3.36%, 11/15/26(c)	65,000	59,059
Providence St. Joseph Health Obligated Group 3.93%, 10/1/48, Series A	320,000	256,173
Prudential Financial, Inc.
3.88%, 3/27/28	70,000	68,816
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.422% thereafter)(c)(e)	350,000	335,160
4.35%, 2/25/50	500,000	434,215
6.75%, 3/1/53, (6.75% fixed rate until 12/1/32; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(c)(e)	250,000	265,002
Public Service Co. of Colorado
3.70%, 6/15/28	277,000	270,527
Investments in Long Securities	Principal Amount	Value
4.50%, 6/1/52, Series 39	$250,000	$214,807
5.25%, 4/1/53	300,000	291,507
Public Service Electric & Gas Co.
3.20%, 5/15/29	300,000	285,549
5.45%, 3/1/54	250,000	260,077
Public Service Enterprise Group, Inc. 1.60%, 8/15/30	380,000	320,538
Public Storage Operating Co. 3.09%, 9/15/27	50,000	48,302
Puget Energy, Inc. 2.38%, 6/15/28	104,000	94,946
Puget Sound Energy, Inc. 4.22%, 6/15/48	250,000	208,037
PulteGroup, Inc. 6.00%, 2/15/35	190,000	203,292
QUALCOMM, Inc.
4.65%, 5/20/35	350,000	353,328
3.25%, 5/20/50	250,000	184,085
Quanta Services, Inc. 3.05%, 10/1/41	160,000	117,830
Quest Diagnostics, Inc. 2.95%, 6/30/30	185,000	169,778
Realty Income Corp.
4.13%, 10/15/26	55,000	54,555
3.00%, 1/15/27	46,000	44,420
3.65%, 1/15/28	186,000	181,153
4.65%, 3/15/47(c)	135,000	122,461
Regal Rexnord Corp.
6.05%, 2/15/26	250,000	253,312
6.40%, 4/15/33	395,000	419,644
Regency Centers LP
4.13%, 3/15/28	25,000	24,688
2.95%, 9/15/29	122,000	113,054
4.40%, 2/1/47	48,000	40,995
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	224,000	191,704
Regions Financial Corp. 1.80%, 8/12/28	400,000	358,100
Reinsurance Group of America, Inc. 6.00%, 9/15/33	397,000	418,819
Republic Services, Inc.
0.88%, 11/15/25	250,000	239,045
3.95%, 5/15/28	34,000	33,592
1.45%, 2/15/31	180,000	148,928
1.75%, 2/15/32	303,000	249,848
Revvity, Inc. 2.55%, 3/15/31	200,000	173,288
Rockwell Automation, Inc. 3.50%, 3/1/29	168,000	163,052
Roper Technologies, Inc.
3.80%, 12/15/26	140,000	137,950
2.00%, 6/30/30	335,000	290,847

See Notes to Financial Statements.

WisdomTree Trust    175

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Ross Stores, Inc. 1.88%, 4/15/31	$210,000	$176,331
Royalty Pharma PLC
2.20%, 9/2/30	290,000	251,357
3.30%, 9/2/40	46,000	34,989
3.55%, 9/2/50(c)	245,000	173,835
RPM International, Inc.
3.75%, 3/15/27	73,000	71,378
4.55%, 3/1/29	45,000	44,762
2.95%, 1/15/32	40,000	34,912
RTX Corp.
5.00%, 2/27/26	250,000	251,535
7.20%, 8/15/27	116,000	125,536
4.13%, 11/16/28	139,000	137,282
2.25%, 7/1/30	186,000	164,911
1.90%, 9/1/31	285,000	238,440
2.38%, 3/15/32	320,000	273,296
5.15%, 2/27/33	250,000	256,502
4.45%, 11/16/38	182,000	169,535
4.50%, 6/1/42	299,000	270,954
4.15%, 5/15/45	129,000	109,818
3.75%, 11/1/46	150,000	119,136
4.35%, 4/15/47	252,000	218,602
4.05%, 5/4/47	130,000	107,708
4.63%, 11/16/48	90,000	81,327
3.13%, 7/1/50	104,000	72,417
2.82%, 9/1/51	60,000	38,912
3.03%, 3/15/52	495,000	334,269
5.38%, 2/27/53	250,000	250,657
S&P Global, Inc.
2.95%, 1/22/27	25,000	24,239
4.25%, 5/1/29	210,000	209,555
3.25%, 12/1/49	250,000	186,088
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	60,000	60,417
4.20%, 3/15/28	56,000	55,339
4.50%, 5/15/30	212,000	209,916
Sabra Health Care LP
5.13%, 8/15/26	168,000	168,487
3.90%, 10/15/29	174,000	162,826
Salesforce, Inc.
2.70%, 7/15/41(c)	250,000	183,623
2.90%, 7/15/51	250,000	169,895
San Diego Gas & Electric Co. 5.35%, 4/1/53	450,000	450,135
Santander Holdings USA, Inc.
4.40%, 7/13/27	262,000	259,092
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(e)	166,000	155,945
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(e)	250,000	260,865
Investments in Long Securities	Principal Amount	Value
Sempra
5.40%, 8/1/26	$200,000	$203,046
3.25%, 6/15/27	50,000	48,368
3.40%, 2/1/28	156,000	150,368
3.80%, 2/1/38	400,000	340,972
6.00%, 10/15/39	203,000	213,071
Sherwin-Williams Co.
2.95%, 8/15/29	155,000	144,398
2.30%, 5/15/30	322,000	287,224
4.50%, 6/1/47	255,000	226,264
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	4,000	3,911
Simon Property Group LP
3.38%, 6/15/27	166,000	162,318
3.38%, 12/1/27	37,000	35,911
4.75%, 3/15/42	650,000	603,200
Skyworks Solutions, Inc.
1.80%, 6/1/26	231,000	219,309
3.00%, 6/1/31	60,000	52,556
Snap-on, Inc. 3.25%, 3/1/27	150,000	146,463
Solventum Corp.
5.40%, 3/1/29(d)	200,000	204,128
5.60%, 3/23/34(d)	300,000	306,090
6.00%, 5/15/64(d)	200,000	201,330
Sonoco Products Co.
2.25%, 2/1/27	50,000	47,321
3.13%, 5/1/30	66,000	61,109
2.85%, 2/1/32(c)	95,000	82,356
Southern California Edison Co.
4.90%, 6/1/26	500,000	502,795
3.65%, 3/1/28, Series B	125,000	121,803
4.20%, 3/1/29, Series A	230,000	227,222
6.65%, 4/1/29	208,000	224,469
4.00%, 4/1/47	250,000	202,720
4.88%, 3/1/49, Series B	250,000	231,207
5.75%, 4/15/54	250,000	260,577
Southern Co. 4.25%, 7/1/36	190,000	175,184
Southern Co. Gas Capital Corp.
5.75%, 9/15/33	350,000	370,265
5.88%, 3/15/41	131,000	137,745
3.95%, 10/1/46	25,000	20,072
4.40%, 5/30/47	174,000	147,636
3.15%, 9/30/51, Series 21A	114,000	75,696
Southern Power Co.
5.15%, 9/15/41	345,000	336,213
5.25%, 7/15/43	235,000	228,281
4.95%, 12/15/46, Series F	60,000	54,884
Southwest Airlines Co.
3.00%, 11/15/26	25,000	24,153
5.13%, 6/15/27	225,000	227,095
3.45%, 11/16/27	100,000	96,189
See Notes to Financial Statements.

176    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Southwest Gas Corp.
3.80%, 9/29/46	$50,000	$38,519
4.15%, 6/1/49	150,000	119,579
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	408,000	390,950
3.85%, 2/1/48, Series L	50,000	37,861
3.25%, 11/1/51	450,000	300,442
Southwestern Public Service Co. 4.50%, 8/15/41	250,000	221,725
Spectra Energy Partners LP 5.95%, 9/25/43	100,000	102,502
Sprint Capital Corp. 8.75%, 3/15/32	422,000	520,081
Stanley Black & Decker, Inc.
4.25%, 11/15/28(c)	79,000	78,479
2.30%, 3/15/30	175,000	154,464
4.85%, 11/15/48	260,000	234,187
Starbucks Corp.
2.00%, 3/12/27(c)	100,000	94,506
4.00%, 11/15/28	233,000	230,223
3.55%, 8/15/29	89,000	86,002
4.80%, 2/15/33	350,000	355,649
4.30%, 6/15/45	300,000	259,221
4.45%, 8/15/49	247,000	214,302
Steel Dynamics, Inc.
3.45%, 4/15/30	133,000	124,423
3.25%, 1/15/31	100,000	91,151
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	239,000	209,644
Store Capital LLC
4.50%, 3/15/28	30,000	29,255
4.63%, 3/15/29	75,000	73,064
Stryker Corp.
3.50%, 3/15/26	128,000	125,978
4.10%, 4/1/43	25,000	21,650
4.63%, 3/15/46	218,000	200,741
2.90%, 6/15/50	28,000	19,292
Sutter Health 5.55%, 8/15/53	130,000	138,952
Synchrony Financial
3.70%, 8/4/26	133,000	130,027
3.95%, 12/1/27	110,000	106,029
5.15%, 3/19/29	90,000	89,666
Sysco Corp.
3.25%, 7/15/27	109,000	105,490
5.95%, 4/1/30	233,000	248,772
5.38%, 9/21/35	72,000	74,610
4.50%, 4/1/46	25,000	21,865
6.60%, 4/1/50(c)	262,000	301,774
3.15%, 12/14/51	250,000	170,388
Investments in Long Securities	Principal Amount	Value
T-Mobile USA, Inc.
2.25%, 2/15/26	$386,000	$373,193
3.75%, 4/15/27	855,000	839,619
3.88%, 4/15/30	533,000	513,231
2.70%, 3/15/32	180,000	156,202
5.05%, 7/15/33	900,000	911,259
4.38%, 4/15/40	275,000	248,707
3.00%, 2/15/41	186,000	139,020
4.50%, 4/15/50	380,000	329,992
3.30%, 2/15/51	298,000	211,017
3.40%, 10/15/52	513,000	366,005
6.00%, 6/15/54(c)	250,000	270,295
5.80%, 9/15/62	282,000	291,766
Tampa Electric Co. 4.10%, 6/15/42	87,000	74,675
Tapestry, Inc. 7.85%, 11/27/33	400,000	428,380
Targa Resources Corp. 4.95%, 4/15/52	235,000	208,459
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/31	690,000	677,946
Target Corp.
3.38%, 4/15/29	130,000	126,331
7.00%, 1/15/38	250,000	303,182
4.80%, 1/15/53(c)	250,000	239,737
TC PipeLines LP 3.90%, 5/25/27	297,000	290,659
TD SYNNEX Corp.
1.75%, 8/9/26	216,000	203,522
2.65%, 8/9/31	193,000	163,342
Teledyne FLIR LLC 2.50%, 8/1/30	135,000	119,250
Teledyne Technologies, Inc. 2.75%, 4/1/31	147,000	130,390
Texas Instruments, Inc.
5.15%, 2/8/54	300,000	303,822
5.05%, 5/18/63	150,000	147,488
Textron, Inc.
3.65%, 3/15/27	203,000	198,644
3.38%, 3/1/28	205,000	197,108
Thermo Fisher Scientific, Inc. 2.80%, 10/15/41	500,000	371,870
Thomas Jefferson University 3.85%, 11/1/57	40,000	31,061
Time Warner Cable LLC
6.55%, 5/1/37	573,000	566,766
7.30%, 7/1/38	176,000	185,060
5.50%, 9/1/41	370,000	319,414
4.50%, 9/15/42	75,000	57,048
Timken Co. 4.50%, 12/15/28	206,000	204,700

See Notes to Financial Statements.

WisdomTree Trust    177

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
TJX Cos., Inc. 4.50%, 4/15/50	$400,000	$371,352
Toll Brothers Finance Corp.
4.88%, 3/15/27	45,000	45,104
3.80%, 11/1/29	150,000	143,715
Toyota Motor Credit Corp.
5.60%, 9/11/25	100,000	101,136
4.45%, 5/18/26	500,000	500,770
1.90%, 1/13/27	728,000	689,955
1.15%, 8/13/27	400,000	366,568
Trane Technologies Financing Ltd.
3.80%, 3/21/29	216,000	210,773
4.50%, 3/21/49	150,000	134,499
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28(c)	58,000	56,740
5.75%, 6/15/43	50,000	53,117
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	250,000	258,595
4.00%, 3/15/28	220,000	215,686
4.60%, 3/15/48	229,000	199,603
Travelers Cos., Inc.
3.75%, 5/15/46	250,000	202,463
4.00%, 5/30/47	500,000	421,075
Trimble, Inc. 4.90%, 6/15/28	175,000	176,164
Truist Bank 3.30%, 5/15/26	188,000	183,559
Truist Financial Corp.
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(e)	750,000	757,837
4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(e)	150,000	145,049
TWDC Enterprises 18 Corp. 2.95%, 6/15/27	250,000	241,642
Tyson Foods, Inc.
4.35%, 3/1/29	70,000	69,262
4.88%, 8/15/34(c)	126,000	124,772
4.55%, 6/2/47	50,000	42,761
5.10%, 9/28/48	289,000	268,102
U.S. Bancorp 5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(e)	774,000	781,910
UDR, Inc.
2.95%, 9/1/26	40,000	38,650
4.40%, 1/26/29	129,000	127,527
3.20%, 1/15/30	110,000	102,273
3.00%, 8/15/31	105,000	94,163
Union Pacific Corp.
3.25%, 8/15/25	173,000	170,812
4.75%, 2/21/26	25,000	25,123
Investments in Long Securities	Principal Amount	Value
6.63%, 2/1/29	$358,000	$392,708
3.35%, 8/15/46	500,000	377,415
3.25%, 2/5/50	250,000	183,573
2.95%, 3/10/52	125,000	85,723
3.50%, 2/14/53	200,000	151,706
4.10%, 9/15/67	107,000	85,863
3.80%, 4/6/71	160,000	119,344
United Airlines Pass-Through Trust
4.00%, 10/11/27, Series 2014-1, Class A	20,495	20,013
3.75%, 3/3/28, Series 2014-2, Class A	187,844	182,409
3.45%, 1/7/30, Series 2016-1, Class A	18,919	17,461
4.15%, 2/25/33, Series 2019-1, Class AA	31,993	30,514
United Parcel Service, Inc.
3.05%, 11/15/27	49,000	47,281
4.25%, 3/15/49	200,000	173,256
5.05%, 3/3/53	335,000	328,333
5.50%, 5/22/54	250,000	260,175
UnitedHealth Group, Inc.
5.15%, 10/15/25	520,000	524,129
1.15%, 5/15/26	196,000	186,143
3.45%, 1/15/27	93,000	91,567
3.38%, 4/15/27	355,000	347,733
3.70%, 5/15/27	10,000	9,896
3.88%, 12/15/28	129,000	127,308
3.50%, 8/15/39	600,000	505,038
4.75%, 7/15/45	102,000	96,429
4.20%, 1/15/47	893,000	770,579
5.05%, 4/15/53	250,000	242,495
5.38%, 4/15/54	250,000	253,050
3.88%, 8/15/59	350,000	271,600
6.05%, 2/15/63	100,000	109,992
5.50%, 4/15/64	373,000	379,315
Universal Health Services, Inc. 2.65%, 1/15/32	310,000	265,428
University of Miami 4.06%, 4/1/52, Series 2022	195,000	168,425
Unum Group
5.75%, 8/15/42	122,000	122,029
4.50%, 12/15/49	75,000	61,933
Valero Energy Corp.
2.15%, 9/15/27	154,000	144,196
2.80%, 12/1/31	275,000	240,361
6.63%, 6/15/37	36,000	39,809
4.90%, 3/15/45	200,000	185,272
3.65%, 12/1/51	97,000	69,560
Valmont Industries, Inc. 5.00%, 10/1/44	55,000	51,545
Ventas Realty LP
4.00%, 3/1/28	115,000	112,662
2.50%, 9/1/31	170,000	145,347
5.63%, 7/1/34	250,000	259,080

See Notes to Financial Statements.

178    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Verisk Analytics, Inc.
5.50%, 6/15/45	$125,000	$125,299
3.63%, 5/15/50	70,000	52,603
Verizon Communications, Inc.
4.13%, 3/16/27	398,000	394,923
4.33%, 9/21/28	141,000	140,684
3.88%, 2/8/29	197,000	192,621
4.02%, 12/3/29	173,000	169,403
3.15%, 3/22/30	109,000	101,713
1.68%, 10/30/30	154,000	130,449
2.55%, 3/21/31	57,000	50,142
2.36%, 3/15/32	875,000	743,671
4.40%, 11/1/34	141,000	135,488
5.25%, 3/16/37	360,000	369,407
4.81%, 3/15/39	250,000	241,450
2.65%, 11/20/40	340,000	244,409
3.40%, 3/22/41	186,000	148,339
2.85%, 9/3/41	254,000	186,050
4.13%, 8/15/46	230,000	194,690
4.86%, 8/21/46	100,000	94,753
4.00%, 3/22/50	549,000	448,368
2.88%, 11/20/50	625,000	413,450
3.55%, 3/22/51	416,000	313,585
5.50%, 2/23/54	200,000	205,208
5.01%, 8/21/54	100,000	95,209
2.99%, 10/30/56	606,000	389,913
3.70%, 3/22/61(c)	383,000	282,635
VF Corp.
2.80%, 4/23/27	130,000	121,722
2.95%, 4/23/30	160,000	138,346
Viatris, Inc.
2.70%, 6/22/30	210,000	185,052
3.85%, 6/22/40	71,000	54,300
4.00%, 6/22/50	275,000	195,509
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	500,000	540,850
2.95%, 11/15/51	50,000	33,041
5.70%, 8/15/53	450,000	466,866
Virginia Power Fuel Securitization LLC 4.88%, 5/1/33, Series A-2	750,000	772,582
VMware LLC
3.90%, 8/21/27	162,000	159,269
2.20%, 8/15/31	188,000	159,174
Vontier Corp. 2.95%, 4/1/31	110,000	95,178
Voya Financial, Inc.
4.80%, 6/15/46	52,000	46,217
4.70%, 1/23/48, (4.70% fixed rate until 1/23/28; Secured Overnight Financing Rate + 2.126% thereafter)(e)	235,000	208,182
Vulcan Materials Co.
3.90%, 4/1/27	20,000	19,753
4.50%, 6/15/47	80,000	69,846
4.70%, 3/1/48	255,000	231,961
Investments in Long Securities	Principal Amount	Value
Walt Disney Co.
1.75%, 1/13/26	$500,000	$482,375
6.65%, 11/15/37	250,000	291,497
3.50%, 5/13/40	250,000	207,422
5.40%, 10/1/43	150,000	153,479
4.75%, 11/15/46	200,000	186,716
4.70%, 3/23/50(c)	250,000	236,722
3.60%, 1/13/51	250,000	194,985
Warnermedia Holdings, Inc.
3.76%, 3/15/27	800,000	766,600
5.05%, 3/15/42(c)	875,000	701,794
5.14%, 3/15/52	568,000	431,657
5.39%, 3/15/62	525,000	396,527
Waste Connections, Inc.
3.50%, 5/1/29	161,000	155,623
2.20%, 1/15/32	231,000	196,191
Waste Management, Inc.
3.15%, 11/15/27	175,000	169,502
1.15%, 3/15/28	14,000	12,599
2.95%, 6/1/41	350,000	265,107
WEC Energy Group, Inc.
5.00%, 9/27/25	300,000	300,855
1.38%, 10/15/27	85,000	77,500
Wells Fargo & Co.
3.00%, 4/22/26	610,000	595,738
4.54%, 8/15/26, (4.54% fixed rate until 8/15/25; Secured Overnight Financing Rate + 1.56% thereafter)(e)	250,000	248,952
4.30%, 7/22/27	647,000	644,528
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(e)	760,000	716,984
4.15%, 1/24/29	600,000	593,550
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(e)	250,000	258,282
5.61%, 1/15/44	500,000	507,960
3.90%, 5/1/45	150,000	125,184
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(e)	350,000	336,143
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(e)	500,000	453,670
5.95%, 12/1/86	132,000	137,082
Wells Fargo Bank NA 6.60%, 1/15/38(c)	500,000	568,775
Welltower OP LLC
4.25%, 4/15/28	70,000	69,292
4.13%, 3/15/29	185,000	181,615
3.10%, 1/15/30	218,000	201,994
2.80%, 6/1/31	175,000	155,314

See Notes to Financial Statements.

WisdomTree Trust    179

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Western Midstream Operating LP
4.05%, 2/1/30	$250,000	$239,107
5.45%, 11/15/34	250,000	248,352
5.25%, 2/1/50	220,000	198,044
Western Union Co. 1.35%, 3/15/26	100,000	94,844
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/28	149,000	149,575
Westlake Corp.
5.00%, 8/15/46	85,000	77,980
4.38%, 11/15/47	85,000	71,899
3.13%, 8/15/51	150,000	98,420
WestRock MWV LLC 8.20%, 1/15/30	36,000	41,728
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	79,846
4.00%, 4/15/30	69,000	66,687
7.38%, 3/15/32	227,000	260,807
3.38%, 3/9/33	43,000	38,550
Whirlpool Corp.
2.40%, 5/15/31	205,000	173,772
4.60%, 5/15/50	228,000	186,406
Williams Cos., Inc.
3.75%, 6/15/27	149,000	145,941
4.90%, 3/15/29	500,000	505,975
2.60%, 3/15/31	130,000	113,773
5.65%, 3/15/33	200,000	208,010
6.30%, 4/15/40	305,000	327,268
5.75%, 6/24/44	67,000	67,784
5.10%, 9/15/45	206,000	191,910
Willis North America, Inc.
4.65%, 6/15/27	183,000	183,452
4.50%, 9/15/28	140,000	139,440
2.95%, 9/15/29	160,000	147,936
Wisconsin Electric Power Co. 4.30%, 10/15/48	200,000	173,068
Wisconsin Power & Light Co. 3.00%, 7/1/29	110,000	103,656
Workday, Inc. 3.50%, 4/1/27	239,000	233,933
WR Berkley Corp.
4.75%, 8/1/44	308,000	283,511
4.00%, 5/12/50	185,000	149,517
WRKCo, Inc.
4.00%, 3/15/28	74,000	72,601
3.00%, 6/15/33(c)	285,000	248,970
Xcel Energy, Inc.
1.75%, 3/15/27	160,000	149,435
3.40%, 6/1/30	90,000	84,239
2.35%, 11/15/31	85,000	71,884
6.50%, 7/1/36	130,000	142,576
Xylem, Inc. 1.95%, 1/30/28	95,000	87,627
Investments in Long Securities	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 5.75%, 11/30/39	$153,000	$160,222
Zoetis, Inc.
3.00%, 9/12/27	173,000	166,132
4.70%, 2/1/43	50,000	46,479
3.95%, 9/12/47	100,000	81,983
4.45%, 8/20/48	80,000	71,187
3.00%, 5/15/50	250,000	172,613
Total United States		364,159,078
TOTAL CORPORATE BONDS (Cost: $431,353,821)		424,823,559
FOREIGN GOVERNMENT AGENCIES – 0.2%
Japan – 0.2%
Japan Bank for International Cooperation 1.88%, 7/21/26	320,000	306,506
2.88%, 6/1/27	420,000	406,934
2.88%, 7/21/27	250,000	241,820
1.88%, 4/15/31	940,000	819,473
Japan International Cooperation Agency 2.13%, 10/20/26	250,000	239,362
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,168,483)		2,014,095
FOREIGN GOVERNMENT OBLIGATIONS – 2.5%
Chile – 0.1%
Chile Government International Bonds
2.75%, 1/31/27	400,000	383,468
2.45%, 1/31/31	250,000	221,615
4.95%, 1/5/36	265,000	265,366
3.10%, 5/7/41	282,000	216,869
4.00%, 1/31/52	500,000	407,885
Total Chile		1,495,203
Hungary – 0.0%
Hungary Government International Bonds 7.63%, 3/29/41	158,000	186,721
Indonesia – 0.3%
Indonesia Government International Bonds
4.10%, 4/24/28	260,000	257,878
2.85%, 2/14/30	550,000	506,737
4.35%, 1/11/48	425,000	384,655
5.35%, 2/11/49	200,000	208,508
4.20%, 10/15/50	220,000	193,138
5.45%, 9/20/52	600,000	626,634
4.45%, 4/15/70	387,000	338,424
Total Indonesia		2,515,974
Israel – 0.1%
Israel Government International Bonds 5.75%, 3/12/54	400,000	382,920
State of Israel 2.50%, 1/15/30	200,000	174,526
Total Israel		557,446
See Notes to Financial Statements.

180    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Italy – 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	$550,000	$508,293
4.00%, 10/17/49	550,000	423,121
Total Italy		931,414
Mexico – 0.7%
Mexico Government International Bonds
11.50%, 5/15/26	55,000	62,024
3.25%, 4/16/30	1,175,000	1,066,923
2.66%, 5/24/31	1,163,000	988,108
4.75%, 4/27/32	380,000	362,170
6.35%, 2/9/35	250,000	260,038
6.00%, 5/7/36	550,000	555,566
6.05%, 1/11/40	102,000	102,134
4.28%, 8/14/41	275,000	222,049
4.75%, 3/8/44	354,000	294,847
5.55%, 1/21/45	750,000	702,420
4.60%, 1/23/46	550,000	441,149
4.35%, 1/15/47	205,000	159,217
4.60%, 2/10/48	200,000	158,634
4.50%, 1/31/50	303,000	237,567
4.40%, 2/12/52	290,000	220,191
6.40%, 5/7/54	200,000	198,154
3.77%, 5/24/61	745,000	479,437
5.75%, 10/12/2110	210,000	179,878
Total Mexico		6,690,506
Panama – 0.3%
Panama Government International Bonds
8.88%, 9/30/27	330,000	362,858
9.38%, 4/1/29	200,000	228,746
3.30%, 1/19/33	800,000	650,368
6.70%, 1/26/36	235,000	239,575
4.50%, 4/16/50	300,000	213,501
4.30%, 4/29/53	295,000	201,880
4.50%, 4/1/56	525,000	366,608
3.87%, 7/23/60	300,000	183,420
4.50%, 1/19/63	640,000	436,019
Total Panama		2,882,975
Peru – 0.2%
Peru Government International Bonds
4.13%, 8/25/27	64,000	63,287
8.75%, 11/21/33	190,000	238,272
3.00%, 1/15/34	196,000	166,590
6.55%, 3/14/37	205,000	228,274
3.30%, 3/11/41	500,000	390,925
5.63%, 11/18/50	70,000	71,387
5.88%, 8/8/54	400,000	417,776
3.60%, 1/15/72	313,000	211,181
3.23%, 7/28/2121	110,000	64,700
Total Peru		1,852,392
Investments in Long Securities	Principal Amount	Value
Philippines – 0.4%
Bangko Sentral ng Pilipinas International Bonds 8.60%, 6/15/27	$300,000	$328,590
Philippines Government International Bonds
3.00%, 2/1/28	1,370,000	1,310,638
9.50%, 2/2/30	180,000	222,300
6.38%, 1/15/32	160,000	176,587
5.00%, 1/13/37	500,000	510,415
3.95%, 1/20/40	480,000	426,974
3.70%, 3/1/41	200,000	169,978
3.70%, 2/2/42	455,000	385,481
3.20%, 7/6/46	500,000	372,160
Total Philippines		3,903,123
Poland – 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	275,000	270,858
5.13%, 9/18/34	500,000	512,485
5.50%, 4/4/53	250,000	255,823
Total Poland		1,039,166
Uruguay – 0.2%
Uruguay Government International Bonds
4.38%, 1/23/31	355,000	357,375
7.63%, 3/21/36	260,000	322,738
4.13%, 11/20/45	244,000	222,752
5.10%, 6/18/50	215,000	213,721
4.98%, 4/20/55	475,000	458,133
Total Uruguay		1,574,719
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $25,337,802)		23,629,639
COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.6%
United States – 6.6%
BANK
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	425,123
2.04%, 2/15/54, Series 2021-BNK31, Class A4	500,000	424,492
3.25%, 7/15/60, Series 2017-BNK6, Class A4	1,000,000	961,328
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,907,117	1,738,299
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	730,975
2.13%, 9/15/64, Series 2021-BNK36, Class A2	750,000	694,133
Bank5
6.26%, 4/15/56, Series 2023-5YR1, Class A3^(e)	500,000	521,117
5.77%, 6/15/57, Series 2024-5YR7, Class A3	330,000	342,626
BBCMS Mortgage Trust
4.60%, 6/15/55, Series 2022-C16, Class A5^(e)	500,000	494,837
6.80%, 11/15/56, Series 2023-C22, Class A5^(e)	700,000	801,495
Benchmark Mortgage Trust
2.70%, 9/15/43, Series 2020-IG1, Class A1	289,558	277,759
3.94%, 7/15/51, Series 2018-B5, Class A3	1,000,000	969,474
4.51%, 5/15/53, Series 2018-B7, Class A4^(e)	625,000	616,515
1.98%, 8/15/54, Series 2021-B28, Class ASB	250,000	223,388
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	346,424

See Notes to Financial Statements.

WisdomTree Trust    181

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
3.46%, 3/15/55, Series 2022-B33, Class A5	$350,000	$318,262
3.79%, 4/15/55, Series 2022-B34, Class A5^(e)	250,000	226,572
6.54%, 5/15/55, Series 2023-V2, Class AS^(e)	500,000	521,221
5.53%, 4/15/56, Series 2023-B38, Class A4	354,000	370,617
6.42%, 1/10/57, Series 2024-V5, Class AM^(e)	325,000	339,039
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	958,619
BMO Mortgage Trust
4.97%, 7/15/54, Series 2022-C2, Class A5^(e)	500,000	502,663
5.96%, 9/15/56, Series 2023-C6, Class A5^(e)	500,000	538,980
CD Mortgage Trust 3.17%, 8/15/50, Series 2017-CD5, Class A3	525,000	502,118
Citigroup Commercial Mortgage Trust
3.72%, 9/15/48, Series 2015-P1, Class A5	845,000	831,637
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	593,696
3.20%, 9/15/50, Series 2017-P8, Class A3	500,000	478,636
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	438,229
2.69%, 8/10/56, Series 2019-GC41, Class A2	116,426	113,778
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	228,921
COMM Mortgage Trust
3.76%, 8/10/48, Series 2015-CR25, Class A4	250,000	246,283
3.63%, 10/10/48, Series 2015-CR26, Class A4	300,000	294,109
2.87%, 8/15/57, Series 2019-GC44, Class ASB	500,000	478,703
CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	99,903	98,001
3.76%, 11/15/48, Series 2016-C5, Class A5	550,000	541,144
4.22%, 8/15/51, Series 2018-CX12, Class A4^(e)	779,577	761,897
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 1/25/25, Series K044, Class A2	399,111	395,314
3.31%, 9/25/25, Series K051, Class A2	760,686	749,497
3.15%, 11/25/25, Series K052, Class A2	700,000	688,153
2.57%, 7/25/26, Series K057, Class A2	650,000	630,265
2.96%, 7/25/26, Series K060, Class A1	341,459	335,531
3.41%, 12/25/26, Series K062, Class A2	500,000	490,981
3.43%, 1/25/27, Series K063, Class A2^(e)	350,000	343,740
3.12%, 6/25/27, Series K066, Class A2	750,000	729,417
3.19%, 7/25/27, Series K067, Class A2	500,000	486,684
3.19%, 9/25/27, Series K069, Class A2^(e)	623,793	606,753
1.60%, 12/25/27, Series K741, Class A2	500,000	461,358
3.35%, 1/25/28, Series K073, Class A2	1,250,000	1,218,989
4.82%, 6/25/28, Series K505, Class A2	1,100,000	1,121,341
3.93%, 7/25/28, Series K080, Class A2^(e)	400,000	396,726
4.86%, 10/25/28, Series K511, Class A2	750,000	766,327
2.12%, 3/25/29, Series K749, Class A2^(e)	350,000	321,878
2.79%, 6/25/29, Series K095, Class A2	2,000,000	1,886,731
3.00%, 9/25/29, Series K750, Class A2	260,000	247,164
1.23%, 10/25/29, Series K107, Class A1	325,739	303,086
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,802,886
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,285,830
1.55%, 10/25/30, Series K121, Class A2	500,000	429,409
3.90%, 12/25/30, Series K158, Class A2^(e)	1,500,000	1,472,962
Investments in Long Securities	Principal Amount	Value
2.11%, 1/25/31, Series K127, Class A2	$1,000,000	$884,264
2.13%, 11/25/31, Series K136, Class A2	1,000,000	870,956
2.58%, 5/25/32, Series K145, Class A2	700,000	623,673
2.92%, 6/25/32, Series K146, Class A2	500,000	455,989
3.46%, 11/25/32, Series K154, Class A3^(e)	1,100,000	1,038,567
4.50%, 7/25/33, Series K159, Class A2^(e)	1,000,000	1,012,127
4.90%, 10/25/33, Series K-161, Class A2	300,000	312,089
5.15%, 12/25/33, Series K-162, Class A2	600,000	634,904
Federal National Mortgage Association-Aces
3.27%, 2/25/29, Series 2019-M5, Class A2	1,431,913	1,385,332
2.89%, 6/25/29, Series 2019-M12, Class A2^(e)	327,987	311,289
2.44%, 10/25/29, Series 2020-M1, Class A2	2,000,000	1,844,704
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	127,624
1.52%, 11/25/30, Series 2021-M1G, Class A2^(e)	1,000,000	851,894
3.61%, 2/25/31, Series 2019-M4, Class A2	1,823,192	1,759,365
2.00%, 1/25/32, Series 2022-M10, Class A2^(e)	1,000,000	854,858
2.68%, 6/25/32, Series 2022-M13, Class A2^(e)	400,000	356,533
4.65%, 4/25/33, Series 2023-M1S, Class A2^(e)	100,000	101,327
2.94%, 7/25/39, Series 2016-M11, Class AL	144,559	133,541
GS Mortgage Securities Trust
3.43%, 8/10/50, Series 2017-GS7, Class A4	500,000	477,449
3.99%, 3/10/51, Series 2018-GS9, Class A4^(e)	750,000	717,004
2.90%, 2/13/53, Series 2020-GC45, Class A2	626,424	601,368
1.66%, 12/12/53, Series 2020-GSA2, Class AAB	780,000	721,738
JP Morgan Chase Commercial Mortgage Securities Trust 3.65%, 12/15/49, Series 2016-JP4, Class A4^(e)	132,000	128,203
JPMBB Commercial Mortgage Securities Trust 3.60%, 11/15/48, Series 2015-C32, Class A5	1,000,000	972,740
Morgan Stanley Bank of America Merrill Lynch Trust
3.08%, 3/15/48, Series 2015-C21, Class A3	96,075	95,311
3.31%, 4/15/48, Series 2015-C22, Class A4	600,000	591,681
3.54%, 1/15/49, Series 2016-C28, Class A4	1,000,000	977,361
Morgan Stanley Capital I Trust
3.59%, 3/15/49, Series 2016-UBS9, Class A4	278,000	270,330
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	484,635
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	975,678
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	387,868
UBS Commercial Mortgage Trust 3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	963,859
Wells Fargo Commercial Mortgage Trust
2.93%, 7/15/48, Series 2016-C35, Class A4	525,000	505,729
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	802,717
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	479,066
3.75%, 3/15/51, Series 2018-C43, Class A3	325,152	314,124
3.58%, 6/15/52, Series 2019-C51, Class AS	750,000	686,220
3.04%, 10/15/52, Series 2019-C53, Class A4	150,000	138,589
4.00%, 4/15/55, Series 2022-C62, Class A4^(e)	100,000	94,789
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $61,297,902)		61,067,627

See Notes to Financial Statements.

182    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
MUNICIPAL BONDS – 0.1%
United States – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series A	$485,149	$551,510
Los Angeles County Public Works Financing Authority 7.62%, 8/1/40	100,000	121,138
Municipal Electric Authority of Georgia 6.64%, 4/1/57, Series A	251,000	283,110
Sales Tax Securitization Corp. 4.64%, 1/1/40, Series A	90,000	87,420
San Jose Redevelopment Successor Agency 3.38%, 8/1/34, Series A-T	60,000	55,528
State of Illinois 6.63%, 2/1/35, Series 1	84,615	89,692
University of California 4.86%, 5/15/2112, Series AD	56,000	51,746
TOTAL MUNICIPAL BONDS (Cost: $1,337,155)		1,240,144
ASSET-BACKED SECURITIES – 4.8%
United States – 4.8%
American Express Credit Account Master Trust
3.75%, 8/15/27, Series 2022-3, Class A	900,000	891,752
4.95%, 10/15/27, Series 2022-4, Class A	400,000	401,101
4.87%, 5/15/28, Series 2023-1, Class A	1,000,000	1,006,612
5.23%, 4/15/29, Series 2024-1, Class A	1,000,000	1,024,243
4.80%, 5/15/30, Series 2023-2, Class A	600,000	612,240
BA Credit Card Trust 4.79%, 5/15/28, Series 2023-A1, Class A1	1,700,000	1,709,505
Capital One Multi-Asset Execution Trust
4.95%, 10/15/27, Series 2022-A3, Class A	500,000	501,151
4.42%, 5/15/28, Series 2023-A1, Class A	800,000	799,416
2.06%, 8/15/28, Series 2019-A3, Class A3	700,000	669,773
1.39%, 7/15/30, Series 2021-A2, Class A2	1,600,000	1,437,079
Capital One Prime Auto Receivables Trust
0.77%, 9/15/26, Series 2021-1, Class A3	192,658	189,023
4.76%, 8/15/28, Series 2023-1, Class A4	550,000	553,402
CarMax Auto Owner Trust
3.97%, 4/15/27, Series 2022-3, Class A3	891,040	884,536
4.75%, 10/15/27, Series 2023-1, Class A3	737,000	736,377
4.92%, 10/16/28, Series 2024-1, Class A3	250,000	251,906
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	275,000	279,536
5.08%, 9/15/30, Series 2023-A2, Class A	300,000	309,659
CNH Equipment Trust 0.70%, 5/17/27, Series 2021-B, Class A4	1,000,000	955,425
Discover Card Execution Note Trust
3.56%, 7/15/27, Series 2022-A3, Class A3	1,000,000	989,047
5.03%, 10/15/27, Series 2022-A4, Class A	300,000	300,922
4.31%, 3/15/28, Series 2023-A1, Class A	500,000	498,259
Exeter Automobile Receivables Trust 5.65%, 12/15/27, Series 2024-3A, Class A3	500,000	504,158
Investments in Long Securities	Principal Amount	Value
Ford Credit Auto Lease Trust 5.06%, 5/15/27, Series 2024-A, Class A3	$1,000,000	$1,003,796
Ford Credit Auto Owner Trust
3.93%, 8/15/27, Series 2022-B, Class A4	750,000	742,159
4.65%, 2/15/28, Series 2023-A, Class A3	500,000	499,139
5.23%, 5/15/28, Series 2023-B, Class A3	300,000	302,536
GM Financial Automobile Leasing Trust
5.38%, 11/20/26, Series 2023-3, Class A3	300,000	301,562
5.16%, 1/20/27, Series 2023-1, Class A4	645,000	646,053
GM Financial Consumer Automobile Receivables Trust
3.71%, 12/16/27, Series 2022-3, Class A4	1,250,000	1,232,954
4.66%, 2/16/28, Series 2023-1, Class A3	1,000,000	998,771
4.85%, 12/18/28, Series 2024-1, Class A3	750,000	755,119
Honda Auto Receivables Owner Trust
3.73%, 7/20/26, Series 2022-2, Class A3	644,433	639,128
5.04%, 4/21/27, Series 2023-1, Class A3	868,000	869,912
3.76%, 12/18/28, Series 2022-2, Class A4	500,000	493,692
5.21%, 7/18/30, Series 2024-2, Class A4	1,000,000	1,021,784
Hyundai Auto Receivables Trust
1.08%, 12/15/27, Series 2020-C, Class C	400,000	390,140
5.54%, 10/16/28, Series 2023-C, Class A3	1,000,000	1,018,735
John Deere Owner Trust
5.18%, 3/15/28, Series 2023-B, Class A3	1,000,000	1,006,640
4.96%, 11/15/28, Series 2024-A, Class A3	100,000	101,025
Mercedes-Benz Auto Lease Trust 4.74%, 1/15/27, Series 2023-A, Class A3	1,000,000	998,428
Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/27, Series 2023-1, Class A3	500,000	498,444
Nissan Auto Lease Trust 4.91%, 4/15/27, Series 2024-A, Class A3	340,000	341,307
Nissan Auto Receivables Owner Trust
4.91%, 11/15/27, Series 2023-A, Class A3	200,000	200,367
5.93%, 3/15/28, Series 2023-B, Class A3	500,000	509,176
Santander Drive Auto Receivables Trust
3.44%, 9/15/27, Series 2022-2, Class B	588,418	583,704
5.25%, 4/17/28, Series 2024-1, Class A3	1,300,000	1,305,312
5.93%, 7/17/28, Series 2023-6, Class A3	1,250,000	1,267,186
Synchrony Card Funding LLC
3.86%, 7/15/28, Series 2022-A2, Class A	900,000	891,723
5.54%, 7/15/29, Series 2023-A1, Class A	1,000,000	1,015,866
5.04%, 3/15/30, Series 2024-A1, Class A	1,000,000	1,013,446
Toyota Auto Receivables Owner Trust
5.30%, 9/15/27, Series 2022-D, Class A3	750,000	754,042
3.77%, 2/15/28, Series 2022-C, Class A4	274,000	270,506
4.71%, 2/15/28, Series 2023-B, Class A3	400,000	400,194
5.54%, 8/15/28, Series 2023-D, Class A3	395,000	402,929
Verizon Master Trust
1.53%, 7/20/28, Series 2022-2, Class A	500,000	492,888
3.67%, 1/22/29, Series 2022-6, Class A	1,850,000	1,830,842
Volkswagen Auto Lease Trust 3.65%, 1/20/27, Series 2022-A, Class A4	1,250,000	1,248,816

See Notes to Financial Statements.

WisdomTree Trust    183

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024
Investments in Long Securities	Principal Amount	Value
Volkswagen Auto Loan Enhanced Trust
5.02%, 6/20/28, Series 2023-1, Class A3	$180,000	$181,338
5.57%, 4/22/30, Series 2023-2, Class A4	250,000	257,799
WF Card Issuance Trust 4.94%, 2/15/29, Series 2024-A1, Class A	600,000	608,934
World Omni Auto Receivables Trust
0.64%, 9/15/27, Series 2021-C, Class A4	1,000,000	963,043
1.90%, 3/15/28, Series 2022-A, Class A4	350,000	336,437
4.66%, 5/15/28, Series 2023-B, Class A3	400,000	399,648
World Omni Automobile Lease Securitization Trust
5.04%, 7/17/28, Series 2023-A, Class A4	95,000	95,306
5.25%, 9/17/29, Series 2024-A, Class A4	400,000	406,492
TOTAL ASSET-BACKED SECURITIES (Cost: $44,542,126)		44,802,440
REPURCHASE AGREEMENT – 0.3%
United States – 0.3%
Citigroup, Inc., tri-party repurchase agreement dated 8/30/24 (tri-party custodian: The Bank of New York Mellon Corp.), 5.33% due 9/3/24; Proceeds at maturity – $3,091,830 (fully collateralized by U.S. Treasury Note, 3.25% due 8/31/24; Market value including accrued interest – $3,151,846) (Cost: $3,090,000)	3,090,000	3,090,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(g) (Cost: $3,308,617)	3,308,617	3,308,617
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 100.5%
(Cost: $955,525,191)		937,578,607
TBA Sale Commitments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – (0.7)%
Uniform Mortgage-Backed Securities – (0.7)%
2.00%, 9/1/39(b)	$(375,000)	$(337,910)
2.50%, 9/1/39(b)	(775,000)	(716,270)
3.00%, 9/1/39(b)	(375,000)	(354,902)
4.00%, 9/1/39(b)	(75,000)	(73,585)
1.50%, 9/1/54(b)	(50,000)	(38,336)
2.00%, 9/1/54(b)	(2,050,000)	(1,678,437)
2.50%, 9/1/54(b)	(1,425,000)	(1,215,447)
3.00%, 9/1/54(b)	(1,525,000)	(1,353,187)
3.50%, 9/1/54(b)	(325,000)	(298,591)
4.00%, 9/1/54(b)	(350,000)	(331,744)
4.50%, 9/1/54(b)	(175,000)	(170,113)
TOTAL TBA SALE COMMITMENTS (Proceeds: $6,568,522)		(6,568,522)
Other Assets less Liabilities – 0.2%		2,165,090
NET ASSETS – 100.0%		$933,175,175

^   Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)   Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2024.

(b)  To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(c)   Security, or portion thereof, was on loan at August 31, 2024 (See Note 2). At August 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $21,408,656 and the total market value of the collateral held by the Fund was $22,270,545. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,961,928.

(d)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)   Rate shown reflects the accrual rate as of August 31, 2024 on securities with variable or step rates.

(f)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(g)   Rate shown represents annualized 7-day yield as of August 31, 2024.

See Notes to Financial Statements.

184    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$146,461,994	$—	$146,461,994
U.S. Government Obligations	—	227,140,492	—	227,140,492
Corporate Bonds	—	424,823,559	—	424,823,559
Foreign Government Agencies	—	2,014,095	—	2,014,095
Foreign Government Obligations	—	23,629,639	—	23,629,639
Commercial Mortgage-Backed Securities	—	61,067,627	—	61,067,627
Municipal Bonds	—	1,240,144	—	1,240,144
Asset-Backed Securities	—	44,802,440	—	44,802,440
Repurchase Agreement	—	3,090,000	—	3,090,000
Investment of Cash Collateral for Securities Loaned	—	3,308,617	—	3,308,617
Total Investments in Securities	$—	$937,578,607	$—	$937,578,607
Financial Derivative Instruments
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(6,568,522)	$—	$(6,568,522)
Total – Net	$—	$931,010,085	$—	$931,010,085
See Notes to Financial Statements.

WisdomTree Trust    185

Schedule of Investments WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 2.5%
Federal National Mortgage Association – 2.5%
1.50%, 12/1/36	$190,579	$168,323
2.00%, 1/1/37	330,119	299,043
2.50%, 3/1/37	321,409	298,622
5.00%, 4/1/39	181,311	182,568
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $935,830)		948,556
U.S. GOVERNMENT OBLIGATIONS – 30.7%
U.S. Treasury Bill – 0.3%
5.29%, 10/3/24*	100,000	99,571
U.S. Treasury Notes – 30.4%
0.50%, 3/31/25	469,700	458,636
0.25%, 5/31/25	3,731,500	3,615,255
4.88%, 11/30/25	143,500	144,590
0.38%, 1/31/26	1,079,000	1,023,933
0.75%, 4/30/26	306,000	290,001
0.75%, 5/31/26	1,190,000	1,125,247
0.63%, 7/31/26	550,700	517,271
1.13%, 2/28/27	18,900	17,692
2.75%, 4/30/27	63,500	61,799
0.50%, 5/31/27	4,315,000	3,946,540
2.75%, 7/31/27	249,000	241,812
3.50%, 1/31/28	146,100	144,810
3.75%, 12/31/28	24,500	24,500
Total U.S. Treasury Notes		11,612,086
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,541,290)		11,711,657
CORPORATE BONDS – 46.6%
Australia – 0.1%
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	10,000	10,049
6.42%, 3/1/26	5,000	5,137
5.25%, 9/8/26	5,000	5,082
4.75%, 2/28/28	10,000	10,122
5.10%, 9/8/28	5,000	5,130
Rio Tinto Finance USA Ltd. 7.13%, 7/15/28	5,000	5,483
Westpac Banking Corp. 4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	15,000	14,801
Total Australia		55,804
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/26	20,000	19,792
Investments	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	$20,000	$19,885
4.75%, 1/23/29	35,000	35,665
Total Belgium		75,342
Bermuda – 0.0%
RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	2,000	1,918
Canada – 2.3%
Algonquin Power & Utilities Corp. 5.37%, 6/15/26(a)	15,000	15,127
Bank of Montreal
1.85%, 5/1/25	1,000	980
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	110,000	104,578
Bank of Nova Scotia
1.30%, 6/11/25	41,000	39,905
1.05%, 3/2/26	40,000	38,016
1.35%, 6/24/26	5,000	4,735
2.70%, 8/3/26	10,000	9,682
1.30%, 9/15/26	10,000	9,405
5.35%, 12/7/26	10,000	10,197
1.95%, 2/2/27	5,000	4,726
5.25%, 6/12/28	5,000	5,144
Brookfield Finance, Inc.
4.25%, 6/2/26	5,000	4,961
3.90%, 1/25/28	10,000	9,784
4.85%, 3/29/29	10,000	10,121
Canadian Imperial Bank of Commerce
3.95%, 8/4/25	10,000	9,925
0.95%, 10/23/25	20,000	19,205
1.25%, 6/22/26	20,000	18,914
5.62%, 7/17/26	15,000	15,282
5.93%, 10/2/26	5,000	5,144
5.99%, 10/3/28	5,000	5,271
Canadian National Railway Co.
2.75%, 3/1/26	5,000	4,882
6.90%, 7/15/28	5,000	5,471
Canadian Pacific Railway Co. 1.75%, 12/2/26	12,000	11,333
CGI, Inc. 1.45%, 9/14/26	5,000	4,691
Emera U.S. Finance LP 3.55%, 6/15/26	10,000	9,760
Enbridge, Inc.
1.60%, 10/4/26	5,000	4,713
5.90%, 11/15/26	10,000	10,286
4.25%, 12/1/26	10,000	9,936
Fortis, Inc. 3.06%, 10/4/26	15,000	14,484

See Notes to Financial Statements.

186    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
Magna International, Inc.
4.15%, 10/1/25	$5,000	$4,966
5.98%, 3/21/26(b)	5,000	5,000
5.05%, 3/14/29(b)	5,000	5,113
Manulife Financial Corp.
4.15%, 3/4/26	10,000	9,950
2.48%, 5/19/27	5,000	4,772
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	10,000	9,799
Nutrien Ltd.
3.00%, 4/1/25	5,000	4,944
5.95%, 11/7/25	5,000	5,063
4.00%, 12/15/26	5,000	4,944
Rogers Communications, Inc.
3.63%, 12/15/25	10,000	9,848
2.90%, 11/15/26	5,000	4,824
3.20%, 3/15/27	15,000	14,520
Royal Bank of Canada
1.15%, 6/10/25	13,000	12,643
0.88%, 1/20/26	35,000	33,337
1.20%, 4/27/26	50,000	47,497
1.15%, 7/14/26	20,000	18,850
4.88%, 1/19/27	10,000	10,118
2.05%, 1/21/27	20,000	19,000
3.63%, 5/4/27	10,000	9,838
4.24%, 8/3/27	10,000	10,006
6.00%, 11/1/27	10,000	10,489
4.90%, 1/12/28	5,000	5,085
TELUS Corp. 2.80%, 2/16/27	7,000	6,711
Thomson Reuters Corp. 3.35%, 5/15/26	5,000	4,893
Toronto-Dominion Bank
1.15%, 6/12/25	74,000	71,953
4.69%, 9/15/27	75,000	75,594
5.16%, 1/10/28	25,000	25,532
TransCanada PipeLines Ltd. 4.88%, 1/15/26	10,000	10,017
Total Canada		871,964
Chile – 0.0%
Enel Americas SA 4.00%, 10/25/26	7,000	6,888
China – 0.3%
NXP BV/NXP Funding LLC 5.35%, 3/1/26	5,000	5,032
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 5/1/25	5,000	4,922
3.88%, 6/18/26	10,000	9,869
Tencent Music Entertainment Group 1.38%, 9/3/25	110,000	106,085
Total China		125,908
Investments	Principal Amount	Value
France – 0.1%
TotalEnergies Capital International SA 3.46%, 2/19/29	$10,000	$9,675
TotalEnergies Capital SA 3.88%, 10/11/28	10,000	9,858
Total France		19,533
Germany – 0.5%
Deutsche Bank AG 4.10%, 1/13/26	175,000	173,953
Ireland – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.75%, 1/30/26	150,000	143,688
Japan – 1.9%
Honda Motor Co. Ltd. 2.53%, 3/10/27	10,000	9,582
Mitsubishi UFJ Financial Group, Inc. 2.76%, 9/13/26	305,000	294,563
Mizuho Financial Group, Inc.
2.65%, 5/22/26, (2.651% fixed rate until 5/22/25; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	147,000	144,538
ORIX Corp.
3.70%, 7/18/27	5,000	4,884
5.00%, 9/13/27	5,000	5,057
Sumitomo Mitsui Financial Group, Inc. 2.17%, 1/14/27	200,000	189,432
Toyota Motor Corp. 1.34%, 3/25/26	73,000	69,643
Total Japan		717,699
Mexico – 0.0%
Southern Copper Corp. 3.88%, 4/23/25	6,000	5,946
Netherlands – 0.5%
ING Groep NV 1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	200,000	190,668
Spain – 0.3%
Banco Santander SA 4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	101,000	99,363
Switzerland – 0.3%
ABB Finance USA, Inc. 3.80%, 4/3/28	5,000	4,977
UBS AG 1.25%, 8/7/26	135,000	126,993
Total Switzerland		131,970

See Notes to Financial Statements.

WisdomTree Trust    187

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
United Kingdom – 4.0%
Astrazeneca Finance LLC 1.20%, 5/28/26	$135,000	$128,123
Barclays PLC 5.20%, 5/12/26	200,000	200,644
BAT International Finance PLC 1.67%, 3/25/26	46,000	43,921
Diageo Capital PLC 1.38%, 9/29/25	200,000	193,394
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	10,000	9,931
3.88%, 5/15/28(b)	15,000	14,822
HSBC Holdings PLC
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(a)	200,000	195,364
5.55%, 3/4/30, (5.546% fixed rate until 3/4/29; Secured Overnight Financing Rate + 1.46% thereafter)(a)	200,000	205,776
Lloyds Banking Group PLC
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; Secured Overnight Financing Rate + 1.247% thereafter)(a)	200,000	193,392
NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	200,000	189,356
Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	141,000	133,245
Smith & Nephew PLC 5.15%, 3/20/27	5,000	5,073
Total United Kingdom		1,513,041
United States – 35.7%
3M Co.
2.65%, 4/15/25	5,000	4,928
3.00%, 8/7/25	5,000	4,921
2.25%, 9/19/26	5,000	4,783
2.88%, 10/15/27	5,000	4,786
3.63%, 9/14/28	5,000	4,864
3.38%, 3/1/29	5,000	4,796
AbbVie, Inc.
3.60%, 5/14/25	7,000	6,934
2.95%, 11/21/26	110,000	106,925
4.80%, 3/15/27	15,000	15,208
4.25%, 11/14/28(b)	10,000	10,036
Adobe, Inc. 2.15%, 2/1/27	5,000	4,774
AES Corp. 1.38%, 1/15/26	10,000	9,532
Investments	Principal Amount	Value
Aflac, Inc.
1.13%, 3/15/26	$5,000	$4,753
2.88%, 10/15/26	5,000	4,844
AGCO Corp. 5.45%, 3/21/27	5,000	5,081
Air Lease Corp.
3.38%, 7/1/25	10,000	9,861
2.88%, 1/15/26	15,000	14,600
3.75%, 6/1/26	10,000	9,826
1.88%, 8/15/26	15,000	14,220
2.20%, 1/15/27	10,000	9,461
Air Products & Chemicals, Inc. 1.50%, 10/15/25	34,000	32,899
Aircastle Ltd. 4.25%, 6/15/26	10,000	9,867
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	5,000	4,950
4.30%, 1/15/26	5,000	4,968
3.80%, 4/15/26	5,000	4,933
3.95%, 1/15/27	5,000	4,917
Allstate Corp.
0.75%, 12/15/25	5,000	4,761
3.28%, 12/15/26	5,000	4,880
Altria Group, Inc.
2.35%, 5/6/25	10,000	9,823
4.40%, 2/14/26	10,000	9,957
2.63%, 9/16/26	5,000	4,815
Amcor Finance USA, Inc. 3.63%, 4/28/26	5,000	4,901
Amcor Flexibles North America, Inc. 4.00%, 5/17/25	5,000	4,960
Ameren Corp.
3.65%, 2/15/26	5,000	4,930
5.70%, 12/1/26	5,000	5,117
1.95%, 3/15/27	5,000	4,688
Ameren Illinois Co. 3.80%, 5/15/28	5,000	4,911
American Airlines Pass-Through Trust
3.70%, 4/1/28, Series 2014-1, Class A	2,526	2,436
3.60%, 3/22/29, Series 2015-2, Class AA	3,105	3,004
3.58%, 7/15/29, Series 2016-1, Class AA	3,097	2,970
3.20%, 12/15/29, Series 2016-2, Class AA	3,260	3,041
3.00%, 4/15/30, Series 2016-3, Class AA	3,238	3,015
3.65%, 8/15/30, Series 2017-1, Class AA	3,194	3,027
American Express Co.
4.20%, 11/6/25	20,000	19,924
4.99%, 5/1/26, (4.99% fixed rate until 5/1/25; Secured Overnight Financing Rate + 0.999% thereafter)(a)	5,000	4,996
3.13%, 5/20/26	16,000	15,629
1.65%, 11/4/26	33,000	31,119

See Notes to Financial Statements.

188    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
2.55%, 3/4/27	$40,000	$38,302
3.30%, 5/3/27	36,000	35,055
American Express Credit Corp. 3.30%, 5/3/27	10,000	9,805
American Honda Finance Corp.
1.20%, 7/8/25	41,000	39,813
1.30%, 9/9/26(b)	5,000	4,707
2.30%, 9/9/26	5,000	4,803
2.35%, 1/8/27	5,000	4,780
4.90%, 3/12/27	15,000	15,215
4.70%, 1/12/28	28,000	28,327
3.50%, 2/15/28	5,000	4,860
2.00%, 3/24/28	5,000	4,614
5.13%, 7/7/28	5,000	5,135
American Tower Corp.
4.00%, 6/1/25	10,000	9,920
1.30%, 9/15/25	5,000	4,812
4.40%, 2/15/26	5,000	4,976
1.60%, 4/15/26	10,000	9,505
1.45%, 9/15/26	5,000	4,693
3.38%, 10/15/26	10,000	9,751
2.75%, 1/15/27	10,000	9,579
3.13%, 1/15/27	5,000	4,834
3.65%, 3/15/27	10,000	9,777
Ameriprise Financial, Inc.
3.00%, 4/2/25	5,000	4,944
2.88%, 9/15/26	5,000	4,856
5.70%, 12/15/28(b)	5,000	5,259
Amgen, Inc. 2.20%, 2/21/27	42,000	39,838
Analog Devices, Inc.
2.95%, 4/1/25	5,000	4,941
3.50%, 12/5/26	10,000	9,841
3.45%, 6/15/27	5,000	4,901
1.70%, 10/1/28	5,000	4,541
Aon Global Ltd. 3.88%, 12/15/25	10,000	9,921
Aon North America, Inc. 5.13%, 3/1/27	10,000	10,188
Applied Materials, Inc.
3.90%, 10/1/25	5,000	4,969
3.30%, 4/1/27	10,000	9,781
Arch Capital Finance LLC 4.01%, 12/15/26	5,000	4,935
Archer-Daniels-Midland Co. 2.50%, 8/11/26	10,000	9,660
Ares Capital Corp.
3.25%, 7/15/25	15,000	14,741
3.88%, 1/15/26	13,000	12,754
2.15%, 7/15/26	10,000	9,440
7.00%, 1/15/27	10,000	10,382
Investments	Principal Amount	Value
AT&T, Inc.
1.70%, 3/25/26	$79,000	$75,570
2.95%, 7/15/26	10,000	9,730
Atlantic City Electric Co. 4.00%, 10/15/28	5,000	4,940
Atmos Energy Corp. 3.00%, 6/15/27	5,000	4,839
AutoZone, Inc.
3.25%, 4/15/25	5,000	4,942
3.63%, 4/15/25	5,000	4,956
3.13%, 4/21/26	5,000	4,884
5.05%, 7/15/26	5,000	5,053
AvalonBay Communities, Inc. 3.30%, 6/1/29(b)	13,000	12,390
Avnet, Inc. 4.63%, 4/15/26	5,000	4,973
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/26	10,000	9,612
2.55%, 10/13/26	5,000	4,700
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	5,000	4,754
3.34%, 12/15/27	11,000	10,671
Baltimore Gas & Electric Co. 2.40%, 8/15/26	5,000	4,814
Bank of America Corp.
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	85,000	82,515
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)(b)	70,000	67,164
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	80,000	76,429
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	160,000	151,838
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	53,000	50,557
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	45,000	43,834
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	129,000	124,424
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	70,000	64,088
Bank of New York Mellon Corp.
1.60%, 4/24/25	31,000	30,368
0.75%, 1/28/26	20,000	19,010
2.45%, 8/17/26	20,000	19,293

See Notes to Financial Statements.

WisdomTree Trust    189

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
1.05%, 10/15/26	$15,000	$14,029
3.40%, 1/29/28	20,000	19,405
1.65%, 7/14/28	9,000	8,187
3.00%, 10/30/28	36,000	34,061
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	5,000	5,115
Baxalta, Inc. 4.00%, 6/23/25	10,000	9,923
Baxter International, Inc. 1.92%, 2/1/27	25,000	23,479
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	10,000	9,954
3.25%, 4/15/28	5,000	4,828
Berry Global, Inc. 1.57%, 1/15/26	25,000	23,913
Bio-Rad Laboratories, Inc. 3.30%, 3/15/27	5,000	4,836
Biogen, Inc. 4.05%, 9/15/25	20,000	19,837
Black Hills Corp.
3.95%, 1/15/26	5,000	4,943
3.15%, 1/15/27	5,000	4,839
Blackstone Private Credit Fund 2.63%, 12/15/26	33,000	30,992
Blackstone Secured Lending Fund
3.63%, 1/15/26	10,000	9,756
2.75%, 9/16/26	10,000	9,496
2.13%, 2/15/27	5,000	4,635
Blue Owl Capital Corp.
3.75%, 7/22/25	5,000	4,926
4.25%, 1/15/26	5,000	4,934
3.40%, 7/15/26	10,000	9,637
2.63%, 1/15/27	5,000	4,700
Blue Owl Credit Income Corp.
3.13%, 9/23/26	5,000	4,750
4.70%, 2/8/27	5,000	4,882
BNSF Funding Trust I 6.61%, 12/15/55, (6.613% fixed rate until 1/15/26; Secured Overnight Financing Rate + 2.392% thereafter)(a)	5,000	5,036
Boardwalk Pipelines LP 5.95%, 6/1/26	5,000	5,084
Boeing Co. 2.75%, 2/1/26	144,000	139,277
Booking Holdings, Inc.
3.60%, 6/1/26	10,000	9,867
3.55%, 3/15/28	5,000	4,874
Boston Properties LP
3.65%, 2/1/26	10,000	9,788
2.75%, 10/1/26	10,000	9,527
Investments	Principal Amount	Value
BP Capital Markets America, Inc.
3.80%, 9/21/25	$10,000	$9,924
3.41%, 2/11/26	10,000	9,861
3.12%, 5/4/26	10,000	9,793
3.02%, 1/16/27	10,000	9,715
3.54%, 4/6/27	5,000	4,909
3.59%, 4/14/27	5,000	4,919
3.94%, 9/21/28	10,000	9,856
4.23%, 11/6/28(b)	15,000	14,956
BP Capital Markets PLC
3.28%, 9/19/27	10,000	9,735
3.72%, 11/28/28	5,000	4,878
Bristol-Myers Squibb Co.
0.75%, 11/13/25	30,000	28,700
1.13%, 11/13/27	62,000	56,411
Brixmor Operating Partnership LP
4.13%, 6/15/26	5,000	4,943
3.90%, 3/15/27	5,000	4,892
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27(b)	35,000	34,539
Broadcom, Inc.
3.15%, 11/15/25	10,000	9,817
3.46%, 9/15/26	10,000	9,795
Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	5,000	4,889
Bunge Ltd. Finance Corp.
1.63%, 8/17/25	5,000	4,842
3.25%, 8/15/26	10,000	9,756
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	5,000	4,947
3.65%, 9/1/25	5,000	4,952
7.00%, 12/15/25	5,000	5,161
3.25%, 6/15/27	5,000	4,883
Camden Property Trust
5.85%, 11/3/26	5,000	5,161
4.10%, 10/15/28	5,000	4,919
Campbell Soup Co.
5.30%, 3/20/26	5,000	5,061
5.20%, 3/19/27	5,000	5,107
Capital One Financial Corp.
4.20%, 10/29/25	15,000	14,841
4.99%, 7/24/26, (4.985% fixed rate until 7/24/25; Secured Overnight Financing Rate + 2.16% thereafter)(a)	15,000	14,971
3.75%, 7/28/26	15,000	14,705
3.75%, 3/9/27	15,000	14,697
7.15%, 10/29/27, (7.149% fixed rate until 10/29/26; Secured Overnight Financing Rate + 2.44% thereafter)(a)	10,000	10,490
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	15,000	14,128
See Notes to Financial Statements.

190    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
Cardinal Health, Inc. 3.41%, 6/15/27	$3,000	$2,920
Carrier Global Corp. 2.49%, 2/15/27	10,000	9,587
Caterpillar Financial Services Corp.
1.15%, 9/14/26	50,000	47,016
1.70%, 1/8/27	37,000	34,956
Cboe Global Markets, Inc. 3.65%, 1/12/27	5,000	4,916
CBRE Services, Inc. 4.88%, 3/1/26	5,000	5,007
CDW LLC/CDW Finance Corp. 2.67%, 12/1/26	10,000	9,547
Celanese U.S. Holdings LLC 1.40%, 8/5/26	5,000	4,681
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	5,000	4,806
3.00%, 2/1/27, Series AA	5,000	4,853
5.20%, 10/1/28(b)	5,000	5,139
CenterPoint Energy Resources Corp. 5.25%, 3/1/28	5,000	5,115
CenterPoint Energy, Inc.
1.45%, 6/1/26	6,000	5,674
5.25%, 8/10/26	5,000	5,061
Charles Schwab Corp.
3.63%, 4/1/25	5,000	4,960
3.85%, 5/21/25	5,000	4,963
3.45%, 2/13/26	5,000	4,922
0.90%, 3/11/26	10,000	9,457
1.15%, 5/13/26	9,000	8,508
5.88%, 8/24/26	10,000	10,254
3.20%, 3/2/27	5,000	4,853
2.45%, 3/3/27	15,000	14,292
3.30%, 4/1/27	5,000	4,860
3.20%, 1/25/28	5,000	4,808
2.00%, 3/20/28	10,000	9,223
4.00%, 2/1/29	5,000	4,923
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(a)	10,000	10,351
6.20%, 11/17/29, (6.196% fixed rate until 11/17/28; Secured Overnight Financing Rate + 1.878% thereafter)(a)	10,000	10,604
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	12,000	11,964
6.15%, 11/10/26	15,000	15,373
Chubb INA Holdings LLC 3.35%, 5/3/26	15,000	14,737
Cigna Group
4.13%, 11/15/25	35,000	34,783
4.50%, 2/25/26	15,000	14,976
1.25%, 3/15/26	16,000	15,220
Investments	Principal Amount	Value
Cincinnati Financial Corp. 6.92%, 5/15/28	$5,000	$5,420
Cintas Corp. No. 2
3.45%, 5/1/25	5,000	4,949
3.70%, 4/1/27	10,000	9,860
Cisco Systems, Inc.
3.50%, 6/15/25	27,000	26,798
4.80%, 2/26/27(b)	10,000	10,164
4.85%, 2/26/29(b)	30,000	30,840
Citigroup, Inc.
5.50%, 9/13/25	15,000	15,075
5.61%, 9/29/26, (5.61% fixed rate until 9/29/25; Secured Overnight Financing Rate + 1.546% thereafter)(a)	25,000	25,185
4.30%, 11/20/26	10,000	9,941
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	301,000	285,965
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(a)	25,000	23,656
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	25,000	24,599
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	20,000	19,304
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.887% thereafter)(a)	35,000	35,129
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	20,000	19,509
Citizens Financial Group, Inc. 2.85%, 7/27/26(b)	15,000	14,436
Cleco Corporate Holdings LLC 3.74%, 5/1/26	5,000	4,903
CMS Energy Corp. 3.00%, 5/15/26	3,000	2,913
CNH Industrial Capital LLC
3.95%, 5/23/25	5,000	4,957
5.45%, 10/14/25	5,000	5,036
1.88%, 1/15/26	5,000	4,816
1.45%, 7/15/26	5,000	4,720
Coca-Cola Co.
2.90%, 5/25/27	20,000	19,393
1.45%, 6/1/27(b)	5,000	4,675
1.50%, 3/5/28	5,000	4,590
1.00%, 3/15/28	10,000	9,039
Columbia Pipeline Group, Inc. 4.50%, 6/1/25	10,000	9,945

See Notes to Financial Statements.

WisdomTree Trust    191

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
Comcast Corp.
5.25%, 11/7/25	$5,000	$5,038
3.15%, 3/1/26	78,000	76,550
2.35%, 1/15/27	10,000	9,567
5.35%, 11/15/27(b)	5,000	5,163
3.15%, 2/15/28	15,000	14,442
3.55%, 5/1/28	20,000	19,475
4.15%, 10/15/28	35,000	34,739
CommonSpirit Health
1.55%, 10/1/25	5,000	4,819
6.07%, 11/1/27(b)	5,000	5,234
Commonwealth Edison Co.
2.55%, 6/15/26	5,000	4,847
2.95%, 8/15/27, Series 122	5,000	4,823
3.70%, 8/15/28	5,000	4,886
Conagra Brands, Inc.
4.60%, 11/1/25	10,000	9,969
5.30%, 10/1/26	5,000	5,072
Concentrix Corp. 6.65%, 8/2/26	10,000	10,290
Conopco, Inc. 7.25%, 12/15/26, Series E	40,000	42,523
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	5,000	4,819
4.00%, 12/1/28, Series D	5,000	4,960
Constellation Brands, Inc.
4.40%, 11/15/25	5,000	4,978
4.75%, 12/1/25	5,000	5,002
5.00%, 2/2/26	5,000	5,002
3.70%, 12/6/26	5,000	4,912
Constellation Energy Generation LLC 3.25%, 6/1/25	10,000	9,864
Consumers Energy Co.
4.65%, 3/1/28	5,000	5,062
4.90%, 2/15/29	5,000	5,121
Corebridge Financial, Inc. 3.50%, 4/4/25	10,000	9,896
Costco Wholesale Corp.
3.00%, 5/18/27	10,000	9,772
1.38%, 6/20/27	10,000	9,308
Crown Castle, Inc.
1.35%, 7/15/25	5,000	4,849
4.45%, 2/15/26	10,000	9,953
3.70%, 6/15/26	10,000	9,823
1.05%, 7/15/26	10,000	9,378
4.00%, 3/1/27	5,000	4,931
2.90%, 3/15/27	10,000	9,591
CSX Corp.
3.35%, 11/1/25	5,000	4,930
2.60%, 11/1/26	10,000	9,657
CubeSmart LP
4.00%, 11/15/25	10,000	9,888
3.13%, 9/1/26	5,000	4,849
Investments	Principal Amount	Value
Cummins, Inc. 0.75%, 9/1/25	$18,000	$17,313
CVS Health Corp.
3.88%, 7/20/25	31,000	30,698
5.00%, 2/20/26(b)	15,000	15,052
2.88%, 6/1/26	20,000	19,401
3.00%, 8/15/26	10,000	9,709
Dell International LLC/EMC Corp. 6.02%, 6/15/26	61,000	62,316
Delta Air Lines Pass-Through Trust 2.00%, 12/10/29, Series 2020-1, Class AA	3,804	3,541
Diamondback Energy, Inc. 3.25%, 12/1/26	10,000	9,736
Discover Financial Services
4.50%, 1/30/26	15,000	14,921
4.10%, 2/9/27(b)	20,000	19,667
Discovery Communications LLC 4.90%, 3/11/26	58,000	57,679
DOC DR LLC 4.30%, 3/15/27	5,000	4,962
Dollar Tree, Inc. 4.00%, 5/15/25	10,000	9,921
Dominion Energy, Inc.
3.90%, 10/1/25	10,000	9,904
1.45%, 4/15/26, Series A	5,000	4,753
2.85%, 8/15/26, Series D	5,000	4,842
3.60%, 3/15/27, Series B	5,000	4,885
DR Horton, Inc.
2.60%, 10/15/25	5,000	4,885
1.30%, 10/15/26	5,000	4,684
DTE Electric Co.
4.85%, 12/1/26	5,000	5,073
1.90%, 4/1/28, Series A	5,000	4,602
DTE Energy Co.
1.05%, 6/1/25, Series F	10,000	9,706
2.85%, 10/1/26	5,000	4,838
Duke Energy Carolinas LLC 3.95%, 11/15/28(b)	5,000	4,946
Duke Energy Corp. 0.90%, 9/15/25	44,000	42,357
Duke Energy Florida LLC
3.20%, 1/15/27	5,000	4,877
3.80%, 7/15/28	20,000	19,721
Duke Energy Florida Project Finance LLC 2.54%, 9/1/31, Series 2026	7,880	7,483
Duke Energy Ohio, Inc. 3.65%, 2/1/29	5,000	4,860
Duke Energy Progress LLC
3.70%, 9/1/28	5,000	4,906
3.45%, 3/15/29	5,000	4,823
DuPont de Nemours, Inc. 4.49%, 11/15/25	20,000	19,931

See Notes to Financial Statements.

192    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
DXC Technology Co. 1.80%, 9/15/26	$10,000	$9,400
Eaton Corp.
3.10%, 9/15/27	5,000	4,849
4.35%, 5/18/28	5,000	5,041
Eaton Vance Corp. 3.50%, 4/6/27	5,000	4,890
eBay, Inc.
5.90%, 11/22/25	5,000	5,065
1.40%, 5/10/26	10,000	9,484
Ecolab, Inc. 1.65%, 2/1/27	21,000	19,769
EIDP, Inc. 4.50%, 5/15/26	10,000	10,017
Elevance Health, Inc.
5.35%, 10/15/25	5,000	5,032
4.90%, 2/8/26	5,000	5,001
1.50%, 3/15/26	10,000	9,553
Eli Lilly & Co.
2.75%, 6/1/25	5,000	4,933
5.00%, 2/27/26	5,000	5,001
4.50%, 2/9/27(b)	10,000	10,094
5.50%, 3/15/27	5,000	5,178
3.10%, 5/15/27	5,000	4,881
4.50%, 2/9/29	10,000	10,170
3.38%, 3/15/29	10,000	9,724
Emerson Electric Co. 1.80%, 10/15/27	21,000	19,537
Enbridge Energy Partners LP 5.88%, 10/15/25	5,000	5,045
Energy Transfer LP
2.90%, 5/15/25	12,000	11,810
5.95%, 12/1/25	5,000	5,055
4.75%, 1/15/26	10,000	9,984
3.90%, 7/15/26	5,000	4,929
6.05%, 12/1/26	10,000	10,298
4.40%, 3/15/27	10,000	9,957
EnLink Midstream Partners LP 4.85%, 7/15/26	10,000	9,983
Enstar Finance LLC
5.75%, 9/1/40, (5.75% fixed rate until 9/1/25; 5-year Constant Maturity Treasury Rate + 5.468% thereafter)(a)	5,000	4,903
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.01% thereafter)(a)	5,000	4,606
Entergy Arkansas LLC
3.50%, 4/1/26	5,000	4,932
4.00%, 6/1/28	5,000	4,941
Entergy Corp.
0.90%, 9/15/25	10,000	9,632
2.95%, 9/1/26	10,000	9,698
Investments	Principal Amount	Value
Entergy Louisiana LLC
2.40%, 10/1/26	$5,000	$4,796
3.12%, 9/1/27	5,000	4,833
3.25%, 4/1/28	5,000	4,798
Entergy Mississippi LLC 2.85%, 6/1/28	5,000	4,727
Enterprise Products Operating LLC
5.05%, 1/10/26	5,000	5,043
3.70%, 2/15/26	10,000	9,901
4.60%, 1/11/27	10,000	10,084
3.95%, 2/15/27	5,000	4,963
4.15%, 10/16/28	10,000	9,946
EOG Resources, Inc. 4.15%, 1/15/26	10,000	9,977
EPR Properties 4.75%, 12/15/26	5,000	4,950
Equinix, Inc.
1.25%, 7/15/25	6,000	5,799
1.00%, 9/15/25	8,000	7,693
1.45%, 5/15/26	10,000	9,478
2.90%, 11/18/26	5,000	4,831
ERP Operating LP
3.38%, 6/1/25	5,000	4,942
2.85%, 11/1/26	5,000	4,845
3.25%, 8/1/27	5,000	4,856
3.50%, 3/1/28	5,000	4,854
4.15%, 12/1/28	5,000	4,953
Essex Portfolio LP 3.38%, 4/15/26	10,000	9,779
Estee Lauder Cos., Inc.
3.15%, 3/15/27	5,000	4,865
4.38%, 5/15/28	5,000	5,025
Evergy Kansas Central, Inc.
2.55%, 7/1/26	5,000	4,841
3.10%, 4/1/27	5,000	4,847
Eversource Energy 2.90%, 3/1/27	38,000	36,486
Exelon Corp.
3.95%, 6/15/25	10,000	9,924
3.40%, 4/15/26	10,000	9,827
2.75%, 3/15/27	10,000	9,613
Expedia Group, Inc. 5.00%, 2/15/26	10,000	10,027
Extra Space Storage LP 3.50%, 7/1/26	5,000	4,904
FactSet Research Systems, Inc. 2.90%, 3/1/27	5,000	4,800
Federal Realty OP LP 1.25%, 2/15/26	5,000	4,751
FedEx Corp. 3.25%, 4/1/26	10,000	9,808

See Notes to Financial Statements.

WisdomTree Trust    193

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
Fidelity National Information Services, Inc. 1.15%, 3/1/26	$15,000	$14,242
Fifth Third Bancorp 1.71%, 11/1/27, (1.707% fixed rate until 11/1/26; Secured Overnight Financing Rate + 0.685% thereafter)(a)	20,000	18,754
Fiserv, Inc.
3.85%, 6/1/25	10,000	9,911
3.20%, 7/1/26	25,000	24,421
5.15%, 3/15/27	10,000	10,175
Flex Ltd.
4.75%, 6/15/25	5,000	4,980
3.75%, 2/1/26	10,000	9,829
FMC Corp.
5.15%, 5/18/26	5,000	5,033
3.20%, 10/1/26	5,000	4,848
Ford Motor Credit Co. LLC 6.95%, 3/6/26	200,000	204,588
Fortinet, Inc. 1.00%, 3/15/26	6,000	5,682
Fortive Corp. 3.15%, 6/15/26	10,000	9,736
FS KKR Capital Corp. 3.40%, 1/15/26	19,000	18,462
GATX Corp.
3.25%, 9/15/26	5,000	4,853
5.40%, 3/15/27	5,000	5,093
3.85%, 3/30/27	5,000	4,906
General Dynamics Corp.
3.50%, 5/15/25	19,000	18,844
2.63%, 11/15/27	15,000	14,310
3.75%, 5/15/28	5,000	4,931
General Mills, Inc.
4.00%, 4/17/25	10,000	9,939
5.24%, 11/18/25	5,000	5,002
4.70%, 1/30/27	5,000	5,031
3.20%, 2/10/27	9,000	8,739
General Motors Co. 6.13%, 10/1/25	15,000	15,164
General Motors Financial Co., Inc.
4.30%, 7/13/25	10,000	9,938
1.25%, 1/8/26	175,000	167,001
Gilead Sciences, Inc.
3.65%, 3/1/26	30,000	29,601
2.95%, 3/1/27	15,000	14,533
Global Payments, Inc.
4.80%, 4/1/26	20,000	19,962
2.15%, 1/15/27	10,000	9,471
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/1/25	10,000	9,989
5.38%, 4/15/26	10,000	10,014
Investments	Principal Amount	Value
Goldman Sachs BDC, Inc.
2.88%, 1/15/26	$5,000	$4,872
6.38%, 3/11/27	5,000	5,145
Goldman Sachs Group, Inc.
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(a)	372,000	354,289
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	113,000	107,844
Golub Capital BDC, Inc.
2.50%, 8/24/26	5,000	4,713
2.05%, 2/15/27	5,000	4,604
Hasbro, Inc. 3.55%, 11/19/26	10,000	9,735
HCA, Inc.
5.25%, 4/15/25	17,000	16,995
5.88%, 2/15/26	15,000	15,130
5.25%, 6/15/26	15,000	15,061
5.38%, 9/1/26	10,000	10,070
4.50%, 2/15/27	15,000	14,949
3.13%, 3/15/27	10,000	9,653
Healthcare Realty Holdings LP 3.50%, 8/1/26	5,000	4,889
Healthpeak OP LLC
4.00%, 6/1/25	5,000	4,956
3.25%, 7/15/26	10,000	9,760
1.35%, 2/1/27	5,000	4,636
Hercules Capital, Inc.
2.63%, 9/16/26	5,000	4,709
3.38%, 1/20/27	5,000	4,759
Hershey Co.
0.90%, 6/1/25	5,000	4,857
3.20%, 8/21/25	5,000	4,939
2.30%, 8/15/26	5,000	4,821
4.25%, 5/4/28(b)	5,000	5,023
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	30,000	29,988
1.75%, 4/1/26	10,000	9,562
6.10%, 4/1/26	5,000	5,003
Hexcel Corp. 4.20%, 2/15/27	5,000	4,896
HF Sinclair Corp. 5.88%, 4/1/26	10,000	10,109
Home Depot, Inc.
4.00%, 9/15/25	10,000	9,954
2.88%, 4/15/27	76,000	73,689
Honeywell International, Inc. 1.10%, 3/1/27	41,000	38,082
Hormel Foods Corp.
4.80%, 3/30/27	5,000	5,070
1.70%, 6/3/28	5,000	4,569

See Notes to Financial Statements.

194    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
Host Hotels & Resorts LP 4.50%, 2/1/26, Series F	$10,000	$9,931
Howmet Aerospace, Inc. 5.90%, 2/1/27	5,000	5,159
HP, Inc. 2.20%, 6/17/25	24,000	23,470
Humana, Inc. 1.35%, 2/3/27	21,000	19,471
Hyatt Hotels Corp.
5.38%, 4/23/25	5,000	5,002
4.85%, 3/15/26	5,000	4,991
5.75%, 1/30/27	5,000	5,100
Illinois Tool Works, Inc. 2.65%, 11/15/26(b)	10,000	9,700
Ingredion, Inc. 3.20%, 10/1/26	5,000	4,869
Intel Corp.
3.70%, 7/29/25	29,000	28,615
4.88%, 2/10/26	15,000	14,981
3.75%, 3/25/27	10,000	9,739
3.75%, 8/5/27	10,000	9,709
4.88%, 2/10/28	15,000	15,004
1.60%, 8/12/28	15,000	13,257
Intercontinental Exchange, Inc. 3.75%, 12/1/25	63,000	62,388
International Business Machines Corp.
7.00%, 10/30/25	45,000	46,217
6.22%, 8/1/27	60,000	63,071
6.50%, 1/15/28	5,000	5,360
Intuit, Inc. 0.95%, 7/15/25	48,000	46,466
JB Hunt Transport Services, Inc. 3.88%, 3/1/26	10,000	9,883
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL 2.50%, 1/15/27	10,000	9,498
Jefferies Financial Group, Inc. 4.85%, 1/15/27	10,000	10,025
John Deere Capital Corp.
3.40%, 6/6/25	9,000	8,909
4.80%, 1/9/26	10,000	10,061
0.70%, 1/15/26	10,000	9,517
5.05%, 3/3/26, Series FXD	5,000	5,057
4.95%, 3/6/26	5,000	5,045
4.75%, 6/8/26	5,000	5,040
2.65%, 6/10/26	5,000	4,865
1.05%, 6/17/26	15,000	14,185
5.15%, 9/8/26	10,000	10,179
1.30%, 10/13/26	5,000	4,706
4.85%, 3/5/27	5,000	5,077
1.75%, 3/9/27	75,000	70,633
2.80%, 9/8/27	5,000	4,805
Investments	Principal Amount	Value
4.75%, 1/20/28	$10,000	$10,167
1.50%, 3/6/28	5,000	4,558
3.45%, 3/7/29	5,000	4,835
JPMorgan Chase & Co.
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(a)	23,000	22,610
3.30%, 4/1/26	10,000	9,825
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	50,000	49,058
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(a)	75,000	71,683
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	55,000	52,277
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(a)	100,000	95,184
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	75,000	70,455
3.63%, 12/1/27(b)	25,000	24,450
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	40,000	38,522
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	60,000	58,527
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	35,000	32,916
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	55,000	53,252
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	45,000	41,229
Juniper Networks, Inc. 1.20%, 12/10/25	5,000	4,774
Kellanova 3.25%, 4/1/26	10,000	9,805
Kenvue, Inc.
5.35%, 3/22/26	5,000	5,075
5.05%, 3/22/28	10,000	10,279
Keurig Dr. Pepper, Inc.
4.42%, 5/25/25	5,000	4,983
3.40%, 11/15/25	5,000	4,926
2.55%, 9/15/26	5,000	4,816
5.10%, 3/15/27	10,000	10,169
KeyCorp 4.15%, 10/29/25	40,000	39,664
See Notes to Financial Statements.

WisdomTree Trust    195

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
Kimberly-Clark Corp.
3.05%, 8/15/25	$5,000	$4,929
2.75%, 2/15/26	5,000	4,888
1.05%, 9/15/27	5,000	4,561
3.95%, 11/1/28	5,000	4,968
Kimco Realty OP LLC 2.80%, 10/1/26	5,000	4,822
Kinder Morgan, Inc. 1.75%, 11/15/26	100,000	94,260
KLA Corp. 4.10%, 3/15/29	5,000	4,976
Kraft Heinz Foods Co. 3.00%, 6/1/26	20,000	19,489
Kroger Co.
3.50%, 2/1/26	5,000	4,919
2.65%, 10/15/26	10,000	9,624
Kyndryl Holdings, Inc. 2.05%, 10/15/26	10,000	9,407
L3Harris Technologies, Inc.
3.83%, 4/27/25	5,000	4,961
3.85%, 12/15/26	5,000	4,933
5.40%, 1/15/27	15,000	15,320
Laboratory Corp. of America Holdings 1.55%, 6/1/26	5,000	4,743
Lam Research Corp.
3.75%, 3/15/26	7,000	6,930
4.00%, 3/15/29(b)	10,000	9,888
Las Vegas Sands Corp.
2.90%, 6/25/25	5,000	4,897
3.50%, 8/18/26	10,000	9,715
Lennar Corp. 5.25%, 6/1/26	10,000	10,066
Lennox International, Inc. 1.35%, 8/1/25	3,000	2,903
Lincoln National Corp. 3.63%, 12/12/26	5,000	4,900
Linde, Inc.
4.70%, 12/5/25	5,000	5,014
3.20%, 1/30/26	5,000	4,919
Lockheed Martin Corp.
4.95%, 10/15/25	5,000	5,025
3.55%, 1/15/26	9,000	8,896
5.10%, 11/15/27	5,000	5,143
4.45%, 5/15/28	5,000	5,050
4.50%, 2/15/29	5,000	5,050
Louisville Gas & Electric Co. 3.30%, 10/1/25, Series 25	5,000	4,934
Lowe’s Cos., Inc.
4.00%, 4/15/25	10,000	9,942
4.40%, 9/8/25	10,000	9,958
3.38%, 9/15/25	10,000	9,866
4.80%, 4/1/26	10,000	10,034
2.50%, 4/15/26	15,000	14,543
Investments	Principal Amount	Value
LYB International Finance II BV 3.50%, 3/2/27	$5,000	$4,877
LYB International Finance III LLC 1.25%, 10/1/25	5,000	4,812
Main Street Capital Corp. 3.00%, 7/14/26	5,000	4,775
Marathon Petroleum Corp.
4.70%, 5/1/25	15,000	14,949
5.13%, 12/15/26	10,000	10,118
Marriott International, Inc.
5.75%, 5/1/25, Series EE	5,000	5,029
3.75%, 10/1/25	5,000	4,944
3.13%, 6/15/26, Series R	10,000	9,743
5.45%, 9/15/26	5,000	5,090
Marsh & McLennan Cos., Inc. 2.25%, 11/15/30	12,000	10,625
Mastercard, Inc. 3.35%, 3/26/30	15,000	14,368
McCormick & Co., Inc. 0.90%, 2/15/26	6,000	5,688
McDonald’s Corp.
3.38%, 5/26/25	10,000	9,894
3.30%, 7/1/25	10,000	9,879
1.45%, 9/1/25	5,000	4,845
3.70%, 1/30/26	20,000	19,780
3.50%, 3/1/27	10,000	9,806
McKesson Corp.
0.90%, 12/3/25	5,000	4,775
5.25%, 2/15/26	5,000	5,000
1.30%, 8/15/26	5,000	4,709
3.95%, 2/16/28	5,000	4,921
4.90%, 7/15/28	5,000	5,102
Medtronic Global Holdings SCA 4.25%, 3/30/28	10,000	10,017
Merck & Co., Inc.
0.75%, 2/24/26	9,000	8,552
1.70%, 6/10/27	10,000	9,376
4.05%, 5/17/28	5,000	5,000
1.90%, 12/10/28	10,000	9,125
3.40%, 3/7/29	15,000	14,519
Merck Sharp & Dohme Corp. 5.95%, 12/1/28	5,000	5,339
Mercury General Corp. 4.40%, 3/15/27	5,000	4,924
Meta Platforms, Inc.
3.50%, 8/15/27	20,000	19,706
4.60%, 5/15/28(b)	10,000	10,177
Microchip Technology, Inc. 4.25%, 9/1/25	15,000	14,888
Micron Technology, Inc.
4.98%, 2/6/26	5,000	5,016
4.19%, 2/15/27	10,000	9,907

See Notes to Financial Statements.

196    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
Mid-America Apartments LP
1.10%, 9/15/26	$5,000	$4,665
3.60%, 6/1/27	5,000	4,891
4.20%, 6/15/28	5,000	4,946
3.95%, 3/15/29(b)	5,000	4,905
MidAmerican Energy Co. 3.10%, 5/1/27	5,000	4,860
Mississippi Power Co. 3.95%, 3/30/28	5,000	4,912
Molson Coors Beverage Co. 3.00%, 7/15/26	23,000	22,379
Mondelez International, Inc.
1.50%, 5/4/25	10,000	9,773
2.63%, 3/17/27	10,000	9,580
Morgan Stanley
3.13%, 7/27/26	105,000	102,382
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	70,000	66,588
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	100,000	95,036
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	85,000	80,189
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	55,000	52,374
3.59%, 7/22/28(a)	70,000	68,037
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	47,000	45,840
Morgan Stanley Direct Lending Fund 4.50%, 2/11/27	5,000	4,941
MPLX LP 1.75%, 3/1/26	48,000	45,945
Nasdaq, Inc.
5.65%, 6/28/25	5,000	5,026
3.85%, 6/30/26	5,000	4,949
National Fuel Gas Co.
5.20%, 7/15/25	5,000	4,994
5.50%, 1/15/26	5,000	5,034
5.50%, 10/1/26	5,000	5,074
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/26	15,000	14,113
5.60%, 11/13/26	5,000	5,121
4.80%, 2/5/27	5,000	5,062
3.05%, 4/25/27	20,000	19,368
3.40%, 2/7/28(b)	5,000	4,858
3.70%, 3/15/29	5,000	4,855
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.672% thereafter)(a)	9,000	8,963
Investments	Principal Amount	Value
Netflix, Inc. 4.38%, 11/15/26	$10,000	$10,010
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/26(c)	10,000	10,096
NextEra Energy Capital Holdings, Inc. 1.88%, 1/15/27	52,000	49,025
NIKE, Inc.
2.38%, 11/1/26	10,000	9,622
2.75%, 3/27/27	10,000	9,664
NiSource, Inc. 0.95%, 8/15/25	15,000	14,444
NNN REIT, Inc.
4.00%, 11/15/25	5,000	4,949
3.60%, 12/15/26	5,000	4,900
Norfolk Southern Corp.
3.65%, 8/1/25	5,000	4,945
2.90%, 6/15/26	5,000	4,865
Northern Trust Corp.
3.95%, 10/30/25	5,000	4,962
4.00%, 5/10/27	10,000	9,961
3.65%, 8/3/28	5,000	4,920
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.173% thereafter)(a)	5,000	4,850
Northrop Grumman Corp. 3.20%, 2/1/27	10,000	9,741
Nucor Corp.
3.95%, 5/23/25	5,000	4,968
2.00%, 6/1/25	5,000	4,892
4.30%, 5/23/27	5,000	5,004
3.95%, 5/1/28	5,000	4,943
NVIDIA Corp. 2.85%, 4/1/30	12,000	11,262
O’Reilly Automotive, Inc.
3.55%, 3/15/26	5,000	4,919
5.75%, 11/20/26	10,000	10,249
Occidental Petroleum Corp.
5.88%, 9/1/25	5,000	5,037
5.50%, 12/1/25	5,000	5,032
5.55%, 3/15/26	10,000	10,091
Oklahoma Gas & Electric Co. 3.80%, 8/15/28	5,000	4,881
Old Republic International Corp. 3.88%, 8/26/26	5,000	4,918
Omega Healthcare Investors, Inc. 5.25%, 1/15/26	5,000	5,003
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/26	15,000	14,746

See Notes to Financial Statements.

WisdomTree Trust    197

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
Oncor Electric Delivery Co. LLC
2.95%, 4/1/25	$5,000	$4,941
0.55%, 10/1/25	5,000	4,790
4.30%, 5/15/28	5,000	4,987
3.70%, 11/15/28	5,000	4,879
5.75%, 3/15/29	5,000	5,273
ONEOK, Inc. 4.00%, 7/13/27	15,000	14,820
Oracle Corp.
2.50%, 4/1/25	40,000	39,400
2.95%, 5/15/25	30,000	29,569
5.80%, 11/10/25	10,000	10,134
1.65%, 3/25/26	30,000	28,650
2.65%, 7/15/26	35,000	33,801
Otis Worldwide Corp. 2.06%, 4/5/25	15,000	14,737
Ovintiv, Inc. 5.38%, 1/1/26	10,000	10,040
PACCAR Financial Corp.
2.85%, 4/7/25	5,000	4,942
3.55%, 8/11/25	5,000	4,958
4.95%, 10/3/25	5,000	5,020
4.45%, 3/30/26	5,000	5,016
1.10%, 5/11/26	5,000	4,737
5.05%, 8/10/26(b)	5,000	5,074
5.20%, 11/9/26	5,000	5,098
2.00%, 2/4/27	5,000	4,747
4.60%, 1/31/29	5,000	5,076
Pacific Gas & Electric Co.
4.95%, 6/8/25	5,000	4,989
3.50%, 6/15/25	5,000	4,930
3.45%, 7/1/25	10,000	9,856
3.15%, 1/1/26	25,000	24,410
2.95%, 3/1/26	5,000	4,855
3.30%, 3/15/27	5,000	4,830
PacifiCorp 5.10%, 2/15/29	5,000	5,129
Paramount Global 3.38%, 2/15/28	7,000	6,529
Parker-Hannifin Corp. 3.25%, 3/1/27	10,000	9,725
PayPal Holdings, Inc. 2.65%, 10/1/26	20,000	19,336
PECO Energy Co. 3.15%, 10/15/25	5,000	4,924
PepsiCo, Inc.
2.38%, 10/6/26	30,000	28,987
2.63%, 3/19/27	10,000	9,647
3.00%, 10/15/27	41,000	39,788
Investments	Principal Amount	Value
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 5/19/25	$42,000	$41,969
4.45%, 5/19/28	40,000	40,210
Pfizer, Inc.
3.00%, 12/15/26	41,000	39,963
3.60%, 9/15/28(b)	25,000	24,490
PG&E Energy Recovery Funding LLC 1.46%, 7/15/33, Series A-1	108,776	98,591
Philip Morris International, Inc. 0.88%, 5/1/26	140,000	131,999
Phillips 66 1.30%, 2/15/26	17,000	16,211
Pinnacle West Capital Corp. 1.30%, 6/15/25	9,000	8,736
Pioneer Natural Resources Co. 1.13%, 1/15/26	24,000	22,941
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	10,000	9,963
4.50%, 12/15/26	10,000	9,951
PNC Financial Services Group, Inc. 3.15%, 5/19/27	125,000	121,084
PPG Industries, Inc. 1.20%, 3/15/26	8,000	7,595
PPL Capital Funding, Inc. 3.10%, 5/15/26	10,000	9,746
Progressive Corp.
2.45%, 1/15/27	5,000	4,800
2.50%, 3/15/27	5,000	4,786
4.00%, 3/1/29	5,000	4,953
Prologis LP 2.13%, 4/15/27	37,000	35,014
Prospect Capital Corp.
3.71%, 1/22/26	5,000	4,729
3.36%, 11/15/26(b)	5,000	4,543
Prudential Financial, Inc. 1.50%, 3/10/26	18,000	17,256
Public Service Co. of Colorado 3.70%, 6/15/28	5,000	4,883
Public Service Electric & Gas Co. 0.95%, 3/15/26	32,000	30,347
Public Storage Operating Co. 1.50%, 11/9/26	37,000	34,821
PulteGroup, Inc. 5.00%, 1/15/27	3,000	3,026
QUALCOMM, Inc.
3.45%, 5/20/25	10,000	9,908
3.25%, 5/20/27	15,000	14,638
1.30%, 5/20/28	10,000	9,014
Quest Diagnostics, Inc. 3.45%, 6/1/26	5,000	4,899
Radian Group, Inc. 4.88%, 3/15/27	5,000	4,982

See Notes to Financial Statements.

198    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
Realty Income Corp. 3.00%, 1/15/27	$64,000	$61,802
Regal Rexnord Corp. 6.05%, 2/15/26	15,000	15,199
Regency Centers LP 3.60%, 2/1/27	5,000	4,891
Republic Services, Inc.
0.88%, 11/15/25	5,000	4,781
2.90%, 7/1/26	5,000	4,866
Rockwell Automation, Inc. 3.50%, 3/1/29	5,000	4,853
Roper Technologies, Inc.
1.00%, 9/15/25	10,000	9,622
3.85%, 12/15/25	5,000	4,956
3.80%, 12/15/26	10,000	9,854
Ross Stores, Inc.
4.60%, 4/15/25	10,000	9,970
0.88%, 4/15/26	5,000	4,710
Royalty Pharma PLC 1.20%, 9/2/25	10,000	9,639
RPM International, Inc. 3.75%, 3/15/27	5,000	4,889
RTX Corp.
3.95%, 8/16/25	15,000	14,874
5.00%, 2/27/26	5,000	5,031
2.65%, 11/1/26	10,000	9,637
5.75%, 11/8/26	15,000	15,387
3.50%, 3/15/27	15,000	14,680
Ryder System, Inc. 1.75%, 9/1/26	25,000	23,619
S&P Global, Inc.
2.95%, 1/22/27	5,000	4,848
2.45%, 3/1/27	10,000	9,582
4.75%, 8/1/28	5,000	5,080
2.70%, 3/1/29	10,000	9,350
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	15,000	15,204
5.00%, 3/15/27	15,000	15,104
Sabra Health Care LP 5.13%, 8/15/26	5,000	5,015
Salesforce, Inc.
3.70%, 4/11/28	10,000	9,851
1.50%, 7/15/28	10,000	9,069
Sanofi SA 3.63%, 6/19/28	10,000	9,871
Santander Holdings USA, Inc.
3.45%, 6/2/25	10,000	9,864
4.50%, 7/17/25	15,000	14,905
5.81%, 9/9/26, (5.807% fixed rate until 9/9/25; Secured Overnight Financing Rate + 2.328% thereafter)(a)	5,000	5,020
3.24%, 10/5/26	10,000	9,666
Investments	Principal Amount	Value
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)	$10,000	$9,394
Schlumberger Finance Canada Ltd. 1.40%, 9/17/25	5,000	4,839
Schlumberger Investment SA 4.50%, 5/15/28	5,000	5,025
Sherwin-Williams Co.
3.45%, 8/1/25	5,000	4,932
4.25%, 8/8/25	5,000	4,973
3.95%, 1/15/26	5,000	4,950
Sierra Pacific Power Co. 2.60%, 5/1/26	5,000	4,846
Simon Property Group LP
3.30%, 1/15/26	6,000	5,897
3.25%, 11/30/26	35,000	34,135
3.38%, 12/1/27	5,000	4,853
Skyworks Solutions, Inc. 1.80%, 6/1/26	5,000	4,747
Solventum Corp. 5.45%, 2/25/27(c)	10,000	10,148
Southern California Edison Co.
3.70%, 8/1/25, Series E	27,000	26,706
4.90%, 6/1/26	5,000	5,028
4.88%, 2/1/27	5,000	5,052
4.70%, 6/1/27, Series D	5,000	5,053
5.85%, 11/1/27	5,000	5,209
3.65%, 3/1/28, Series B	5,000	4,872
5.30%, 3/1/28	5,000	5,132
5.65%, 10/1/28	5,000	5,212
4.20%, 3/1/29, Series A	5,000	4,940
Southern California Gas Co. 2.95%, 4/15/27	24,000	23,173
Southern Co. 3.75%, 9/15/51, Series 21-A, (3.75% fixed rate until 6/15/26; 5-year Constant Maturity Treasury Rate + 2.915% thereafter)(a)	10,000	9,528
Southern Co. Gas Capital Corp. 3.25%, 6/15/26	66,000	64,541
Southern Power Co. 4.15%, 12/1/25	5,000	4,964
Southwest Airlines Co.
5.25%, 5/4/25	15,000	15,002
3.00%, 11/15/26	5,000	4,831
Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	47,000	45,036
Spectra Energy Partners LP 3.38%, 10/15/26	5,000	4,876
Sprint LLC 7.63%, 3/1/26	15,000	15,473
SSM Health Care Corp. 3.82%, 6/1/27, Series A	5,000	4,934

See Notes to Financial Statements.

WisdomTree Trust    199

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
Stanley Black & Decker, Inc. 3.40%, 3/1/26	$5,000	$4,908
Starbucks Corp.
4.75%, 2/15/26	30,000	30,106
2.45%, 6/15/26	15,000	14,500
2.00%, 3/12/27	5,000	4,725
State Street Corp.
3.55%, 8/18/25	10,000	9,901
5.10%, 5/18/26, (5.104% fixed rate until 5/18/25; Secured Overnight Financing Rate + 1.13% thereafter)(a)	10,000	10,015
2.65%, 5/19/26	5,000	4,859
5.27%, 8/3/26	10,000	10,163
5.75%, 11/4/26, (5.751% fixed rate until 11/4/25; Secured Overnight Financing Rate + 1.353% thereafter)(a)	5,000	5,054
4.99%, 3/18/27	10,000	10,171
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	5,000	4,722
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	5,000	4,748
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)	5,000	5,223
5.68%, 11/21/29, (5.684% fixed rate until 11/21/28; Secured Overnight Financing Rate + 1.484% thereafter)(a)	10,000	10,478
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(a)	5,000	4,947
Steel Dynamics, Inc. 5.00%, 12/15/26	10,000	9,994
Stryker Corp.
1.15%, 6/15/25	10,000	9,710
3.38%, 11/1/25	10,000	9,854
3.50%, 3/15/26	10,000	9,842
Sutter Health 3.70%, 8/15/28, Series 2018	5,000	4,835
Synchrony Financial 3.70%, 8/4/26	24,000	23,464
Sysco Corp.
3.75%, 10/1/25	10,000	9,898
3.30%, 7/15/26	10,000	9,786
T-Mobile USA, Inc. 2.25%, 2/15/26	65,000	62,843
Take-Two Interactive Software, Inc. 5.00%, 3/28/26(b)	10,000	10,052
Tampa Electric Co. 4.90%, 3/1/29	5,000	5,102
Investments	Principal Amount	Value
Tapestry, Inc.
4.25%, 4/1/25	$5,000	$4,966
7.05%, 11/27/25	5,000	5,095
7.00%, 11/27/26(b)	10,000	10,320
Target Corp. 1.95%, 1/15/27	20,000	19,103
TD SYNNEX Corp. 1.75%, 8/9/26	10,000	9,422
Texas Instruments, Inc. 2.90%, 11/3/27	26,000	25,053
Textron, Inc. 3.38%, 3/1/28	5,000	4,808
Thermo Fisher Scientific, Inc. 4.80%, 11/21/27	30,000	30,588
TJX Cos., Inc.
2.25%, 9/15/26	10,000	9,607
1.15%, 5/15/28	5,000	4,487
Toll Brothers Finance Corp.
4.88%, 11/15/25	5,000	4,993
4.88%, 3/15/27	5,000	5,012
Toyota Motor Credit Corp.
0.80%, 10/16/25	245,000	235,315
3.65%, 1/8/29	5,000	4,875
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/26	10,000	10,344
Trinity Acquisition PLC 4.40%, 3/15/26	5,000	4,970
Truist Bank 4.05%, 11/3/25	20,000	19,848
Truist Financial Corp.
3.70%, 6/5/25	10,000	9,903
1.20%, 8/5/25	5,000	4,829
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(a)	15,000	14,864
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)(b)	15,000	15,157
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	10,000	9,457
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(a)	25,000	25,544
1.13%, 8/3/27	5,000	4,549
4.12%, 6/6/28, (4.123% fixed rate until 6/6/27; Secured Overnight Financing Rate + 1.368% thereafter)(a)	5,000	4,921
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)	10,000	10,030
See Notes to Financial Statements.

200    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	$10,000	$9,044
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	15,000	16,314
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(a)	10,000	10,256
TWDC Enterprises 18 Corp.
3.15%, 9/17/25	5,000	4,929
3.00%, 2/13/26	10,000	9,791
1.85%, 7/30/26	10,000	9,561
2.95%, 6/15/27(b)	10,000	9,666
Tyco Electronics Group SA
4.50%, 2/13/26	15,000	15,027
3.70%, 2/15/26	15,000	14,840
3.13%, 8/15/27	10,000	9,678
Tyson Foods, Inc. 4.00%, 3/1/26	10,000	9,903
U.S. Bancorp
1.45%, 5/12/25	13,000	12,707
3.95%, 11/17/25	5,000	4,961
3.10%, 4/27/26, Series W(b)	10,000	9,758
2.38%, 7/22/26, Series V	10,000	9,665
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(a)	15,000	15,153
3.15%, 4/27/27, Series X	10,000	9,737
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(a)	10,000	10,456
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	10,000	9,463
3.90%, 4/26/28	5,000	4,920
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(a)	15,000	15,009
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)(b)	15,000	15,022
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)(b)	15,000	15,587
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	10,000	10,281
Union Electric Co.
2.95%, 6/15/27	5,000	4,829
3.50%, 3/15/29	5,000	4,835
Union Pacific Corp. 2.15%, 2/5/27	50,000	47,621
Investments	Principal Amount	Value
United Airlines Pass-Through Trust 5.88%, 4/15/29, Series 2020-1, Class A	$37,721	$38,403
United Parcel Service, Inc. 3.05%, 11/15/27	22,000	21,228
UnitedHealth Group, Inc.
1.15%, 5/15/26	50,000	47,485
2.95%, 10/15/27	63,000	60,839
Universal Health Services, Inc. 1.65%, 9/1/26	10,000	9,401
Utah Acquisition Sub, Inc. 3.95%, 6/15/26	25,000	24,661
Valero Energy Corp. 3.40%, 9/15/26	5,000	4,886
Ventas Realty LP
4.13%, 1/15/26	5,000	4,951
3.25%, 10/15/26	5,000	4,851
Veralto Corp. 5.50%, 9/18/26(c)	10,000	10,139
Verisk Analytics, Inc. 4.00%, 6/15/25	2,000	1,984
Verizon Communications, Inc. 4.78%, 2/15/35(b)(c)	136,000	134,149
Viatris, Inc. 1.65%, 6/22/25	9,000	8,740
Virginia Electric & Power Co.
3.10%, 5/15/25, Series A	5,000	4,943
3.15%, 1/15/26, Series A	5,000	4,906
2.95%, 11/15/26, Series B	5,000	4,858
3.50%, 3/15/27, Series A	5,000	4,900
3.75%, 5/15/27, Series B	5,000	4,921
3.80%, 4/1/28, Series A	5,000	4,905
VMware LLC 1.40%, 8/15/26	22,000	20,701
Walt Disney Co.
3.70%, 10/15/25	5,000	4,960
1.75%, 1/13/26	15,000	14,471
3.38%, 11/15/26	5,000	4,898
3.70%, 3/23/27	5,000	4,940
2.20%, 1/13/28(b)	10,000	9,389
Warnermedia Holdings, Inc. 3.76%, 3/15/27	15,000	14,374
Waste Management, Inc.
0.75%, 11/15/25	5,000	4,781
3.15%, 11/15/27	5,000	4,843
1.15%, 3/15/28	5,000	4,500
4.88%, 2/15/29	5,000	5,128
WEC Energy Group, Inc.
5.00%, 9/27/25	5,000	5,014
4.75%, 1/9/26	10,000	10,009
5.60%, 9/12/26	5,000	5,103

See Notes to Financial Statements.

WisdomTree Trust    201

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
Wells Fargo & Co.
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	$144,000	$141,153
4.30%, 7/22/27	20,000	19,924
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	35,000	34,102
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	50,000	48,663
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	25,000	23,585
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	25,000	25,150
4.15%, 1/24/29(b)	20,000	19,785
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	35,000	36,160
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	50,000	53,084
5.20%, 1/23/30, (5.198% fixed rate until 1/22/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	25,000	25,526
Welltower OP LLC
4.00%, 6/1/25	15,000	14,875
4.25%, 4/1/26	10,000	9,937
2.70%, 2/15/27	5,000	4,809
Western Midstream Operating LP 4.65%, 7/1/26	10,000	9,950
Western Union Co. 1.35%, 3/15/26	5,000	4,742
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/25	5,000	4,919
3.45%, 11/15/26	10,000	9,758
Westlake Corp. 3.60%, 8/15/26	10,000	9,807
Weyerhaeuser Co. 4.75%, 5/15/26	10,000	10,019
Williams Cos., Inc.
4.00%, 9/15/25	10,000	9,910
5.40%, 3/2/26	15,000	15,160
Wisconsin Public Service Corp. 5.35%, 11/10/25	5,000	5,041
WRKCo, Inc. 4.65%, 3/15/26	10,000	9,966
Xcel Energy, Inc.
3.30%, 6/1/25	5,000	4,932
3.35%, 12/1/26	5,000	4,868
1.75%, 3/15/27	5,000	4,670
Investments	Principal Amount	Value
Xylem, Inc. 3.25%, 11/1/26	$5,000	$4,867
Zimmer Biomet Holdings, Inc. 3.05%, 1/15/26	15,000	14,681
Zoetis, Inc. 5.40%, 11/14/25	15,000	15,112
Total United States		13,657,690
TOTAL CORPORATE BONDS (Cost: $17,603,372)		17,791,375
FOREIGN GOVERNMENT AGENCIES – 1.3%
Canada – 0.0%
Province of New Brunswick 3.63%, 2/24/28	5,000	4,913
Japan – 1.3%
Japan Bank for International Cooperation
2.13%, 2/10/25	140,000	138,218
0.63%, 7/15/25	368,000	355,620
Total Japan		493,838
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $499,142)		498,751
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Chile – 0.3%
Chile Government International Bonds 3.13%, 3/27/25	110,000	108,678
Peru – 0.0%
Peru Government International Bonds 2.39%, 1/23/26	15,000	14,485
Philippines – 0.0%
Philippines Government International Bonds 10.63%, 3/16/25	4,000	4,123
Poland – 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	15,000	14,774
5.50%, 11/16/27	10,000	10,416
4.63%, 3/18/29	10,000	10,184
Total Poland		35,374
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $164,551)		162,660
COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.1%
United States – 10.1%
BANK 3.73%, 11/15/50, Series 2017-BNK8, Class AS	180,000	167,680
Benchmark Mortgage Trust 3.75%, 3/15/52, Series 2019-B9, Class A4	200,000	190,399
Citigroup Commercial Mortgage Trust
3.82%, 11/10/48, Series 2015-GC35, Class A4	175,000	171,831
4.07%, 11/10/48, Series 2015-GC35, Class AS^(a)	200,000	190,507
3.70%, 10/10/49, Series 2016-P5, Class B^(a)	110,000	93,696

See Notes to Financial Statements.

202    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024
Investments	Principal Amount	Value
COMM Mortgage Trust
3.70%, 8/10/48, Series 2015-CR24, Class A5	$184,000	$181,200
4.76%, 2/10/49, Series 2016-CR28, Class B^(a)	100,000	96,557
CSAIL Commercial Mortgage Trust 4.04%, 4/15/50, Series 2015-C1, Class B^(a)	150,000	146,230
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	250,000	245,064
3.43%, 1/25/27, Series K063, Class A2^(a)	350,000	343,740
1.47%, 9/25/27, Series K740, Class A2	250,000	230,982
3.29%, 11/25/27, Series K071, Class A2	250,000	243,531
4.80%, 9/25/28, Series K507, Class A2^(a)	250,000	255,008
4.86%, 10/25/28, Series K511, Class A2	250,000	255,442
GS Mortgage Securities Trust
3.73%, 11/10/48, Series 2015-GS1, Class A3	284,000	277,867
2.85%, 10/10/49, Series 2016-GS3, Class A4	100,000	95,728
4.14%, 3/10/51, Series 2018-GS9, Class AS^(a)	237,000	218,049
Morgan Stanley Bank of America Merrill Lynch Trust
2.74%, 4/15/48, Series 2015-C22, Class A2	26,307	26,307
3.10%, 11/15/49, Series 2016-C31, Class A5	150,000	143,001
Morgan Stanley Capital I Trust 4.46%, 12/15/50, Series 2017-HR2, Class C^(a)	160,000	147,992
Wells Fargo Commercial Mortgage Trust
3.87%, 5/15/48, Series 2015-C28, Class AS^(a)	120,000	117,805
2.60%, 6/15/49, Series 2016-C34, Class A2	11,156	10,855
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $3,831,565)		3,849,471
ASSET-BACKED SECURITIES – 7.6%
United States – 7.6%
American Express Credit Account Master Trust 5.23%, 4/15/29, Series 2024-1, Class A	225,000	230,455
AmeriCredit Automobile Receivables Trust 5.32%, 4/18/28, Series 2022-2, Class C	100,000	100,968
Bridgecrest Lending Auto Securitization Trust
5.34%, 4/17/28, Series 2024-3, Class A3	100,000	100,390
5.70%, 7/16/29, Series 2024-3, Class C	100,000	101,408
Capital One Multi-Asset Execution Trust 1.39%, 7/15/30, Series 2021-A2, Class A2	165,000	148,199
CarMax Auto Owner Trust 5.50%, 1/16/29, Series 2024-2, Class A3	150,000	153,181
Citibank Credit Card Issuance Trust 5.23%, 12/8/27, Series 2023-A1, Class A1	200,000	201,329
Discover Card Execution Note Trust 5.03%, 10/15/27, Series 2022-A4, Class A	165,000	165,507
Exeter Automobile Receivables Trust
5.57%, 9/15/28, Series 2024-3A, Class B	50,000	50,508
5.70%, 7/16/29, Series 2024-3A, Class C	50,000	50,573
Ford Credit Auto Lease Trust 4.99%, 1/15/28, Series 2024-B, Class A4	200,000	202,189
Investments	Principal Amount	Value
Ford Credit Auto Owner Trust 5.53%, 9/15/28, Series 2023-C, Class A3	$125,000	$127,140
Honda Auto Receivables Owner Trust 5.21%, 7/18/30, Series 2024-2, Class A4	100,000	102,179
Hyundai Auto Receivables Trust
4.74%, 9/16/30, Series 2024-B, Class A4	150,000	151,265
5.04%, 9/16/30, Series 2024-B, Class B	150,000	152,538
Nissan Auto Lease Trust 4.92%, 11/15/27, Series 2024-B, Class A3	200,000	201,821
Nissan Auto Receivables Owner Trust 4.91%, 11/15/27, Series 2023-A, Class A3	125,000	125,229
Santander Drive Auto Receivables Trust
5.63%, 11/15/28, Series 2024-2, Class A3	125,000	126,601
6.16%, 12/17/29, Series 2023-5, Class B	150,000	154,359
Synchrony Card Funding LLC 5.54%, 7/15/29, Series 2023-A1, Class A	120,000	121,904
World Omni Select Auto Trust 4.98%, 2/15/30, Series 2024-A, Class A3	150,000	151,468
TOTAL ASSET-BACKED SECURITIES (Cost: $2,876,635)		2,919,211
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $37,452,385)		37,881,681
Other Assets less Liabilities – 0.8%		323,040
NET ASSETS – 100.0%		$38,204,721

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)   Rate shown reflects the accrual rate as of August 31, 2024 on securities with variable or step rates.

(b)  Security, or portion thereof, was on loan at August 31, 2024 (See Note 2). At August 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $511,110 and the total market value of the collateral held by the Fund was $526,334. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $526,334.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust    203

Schedule of Investments (concluded) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	7	12/31/24	$ (1,452,828)	$ 1,914
10 Year U.S. Treasury Note	1	12/19/24	(113,562)	12
Ultra 10 Year U.S. Treasury Note	2	12/19/24	(234,875)	(31)
			$ (1,801,265)	$ 1,895
Long Exposure
5 Year U.S. Treasury Note	60	12/31/24	$ 6,563,906	$ (14,500)
Total – Net			$ 4,762,641	$ (12,605)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$948,556	$—	$948,556
U.S. Government Obligations	—	11,711,657	—	11,711,657
Corporate Bonds	—	17,791,375	—	17,791,375
Foreign Government Agencies	—	498,751	—	498,751
Foreign Government Obligations	—	162,660	—	162,660
Commercial Mortgage-Backed Securities	—	3,849,471	—	3,849,471
Asset-Backed Securities	—	2,919,211	—	2,919,211
Total Investments in Securities	$—	$37,881,681	$—	$37,881,681
Financial Derivative Instruments
Futures Contracts[1]	$1,926	$—	$—	$1,926
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(14,531)	$—	$—	$(14,531)
Total – Net	$(12,605)	$37,881,681	$—	$37,869,076

1     Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

204    WisdomTree Trust

Schedule of Investments WisdomTree Alternative Income Fund (HYIN) August 31, 2024
Investments	Shares	Value
COMMON STOCKS – 66.1%
United States – 66.1%
Capital Markets – 16.3%
Ares Capital Corp.	27,072	$570,678
Blue Owl Capital Corp.	35,305	535,224
FS KKR Capital Corp.(a)	28,449	575,523
Golub Capital BDC, Inc.(a)	35,674	531,186
Hercules Capital, Inc.	27,716	531,316
Main Street Capital Corp.	11,259	556,194
Total Capital Markets		3,300,121
Mortgage Real Estate Investment Trusts (REITs) – 49.8%
AG Mortgage Investment Trust, Inc.	81,811	608,674
AGNC Investment Corp.(a)	56,811	580,040
Annaly Capital Management, Inc.	27,744	559,319
Apollo Commercial Real Estate Finance, Inc.	54,915	581,550
Arbor Realty Trust, Inc.(a)	39,408	535,949
Blackstone Mortgage Trust, Inc., Class A	30,831	569,140
Chimera Investment Corp.	41,948	649,355
Claros Mortgage Trust, Inc.	66,618	532,944
Ellington Financial, Inc.(a)	45,868	603,164
Ladder Capital Corp.	49,653	613,711
MFA Financial, Inc.	51,151	640,411
New York Mortgage Trust, Inc.	89,821	599,106
Ready Capital Corp.	65,296	541,304
Redwood Trust, Inc.	87,572	662,920
Rithm Capital Corp.	50,413	601,931
Starwood Property Trust, Inc.	28,726	598,650
Two Harbors Investment Corp.	42,329	599,379
Total Mortgage Real Estate Investment Trusts (REITs)		10,077,547
TOTAL COMMON STOCKS (Cost: $13,319,781)		13,377,668
Investments	Shares	Value
CLOSED-END FUNDS – 33.3%
United States – 33.3%
BlackRock Corporate High Yield Fund, Inc.	57,809	$574,621
BlackRock Debt Strategies Fund, Inc.	51,646	560,359
Blackstone Secured Lending Fund(a)	17,697	533,564
Eagle Point Credit Co., Inc.	55,515	554,595
FS Credit Opportunities Corp.	87,710	551,696
Guggenheim Strategic Opportunities Fund	37,836	584,566
Invesco Senior Income Trust	129,835	558,291
Nuveen Credit Strategies Income Fund	100,105	578,607
Nuveen Floating Rate Income Fund	63,734	564,046
Oxford Lane Capital Corp.	102,489	549,341
PIMCO Corporate & Income Opportunity Fund	39,297	561,554
PIMCO Dynamic Income Fund	29,845	572,129
TOTAL CLOSED-END FUNDS (Cost: $6,483,185)		6,743,369
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.1%
United States – 9.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(b) (Cost: $1,844,437)	1,844,437	1,844,437
TOTAL INVESTMENTS IN SECURITIES – 108.5% (Cost: $21,647,403)		21,965,474
Other Assets less Liabilities – (8.5)%		(1,732,638)
NET ASSETS – 100.0%		$20,232,836

(a)   Security, or portion thereof, was on loan at August 31, 2024 (See Note 2). At August 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,665,755 and the total market value of the collateral held by the Fund was $2,752,015. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $907,578.

(b)  Rate shown represents annualized 7-day yield as of August 31, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$13,377,668	$—	$—	$13,377,668
Closed-End Funds	6,743,369	—	—	6,743,369
Investment of Cash Collateral for Securities Loaned	—	1,844,437	—	1,844,437
Total Investments in Securities	$20,121,037	$1,844,437	$—	$21,965,474

See Notes to Financial Statements.

WisdomTree Trust    205

Schedule of Investments WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2024
Investments	Shares	Value
COMMON STOCKS – 90.3%
Mexico – 0.1%
Metals & Mining – 0.1%
Southern Copper Corp.	590	$60,015
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	1,309	28,994
United States – 90.1%
Aerospace & Defense – 1.6%
Axon Enterprise, Inc.*	50	18,249
Boeing Co.*	337	58,550
General Dynamics Corp.	174	52,089
General Electric Co.	745	130,092
HEICO Corp.	46	11,802
Howmet Aerospace, Inc.	305	29,481
L3Harris Technologies, Inc.	131	31,004
Lockheed Martin Corp.	169	96,009
Northrop Grumman Corp.	108	56,507
RTX Corp.	960	118,406
Textron, Inc.	181	16,507
TransDigm Group, Inc.	30	41,196
Total Aerospace & Defense		659,892
Air Freight & Logistics – 0.3%
Expeditors International of Washington, Inc.	212	26,163
FedEx Corp.	191	57,065
United Parcel Service, Inc., Class B	146	18,768
Total Air Freight & Logistics		101,996
Automobiles – 1.5%
Ford Motor Co.	1,256	14,055
General Motors Co.	983	48,934
Rivian Automotive, Inc., Class A*	1,219	17,224
Tesla, Inc.*	2,387	511,080
Total Automobiles		591,293
Banks – 3.0%
Bank of America Corp.	5,367	218,705
Citigroup, Inc.	1,249	78,237
Citizens Financial Group, Inc.	356	15,326
Fifth Third Bancorp	483	20,619
First Citizens BancShares, Inc., Class A	8	16,246
Huntington Bancshares, Inc.	948	14,192
JPMorgan Chase & Co.	2,235	502,428
KeyCorp	530	9,042
M&T Bank Corp.	128	22,030
PNC Financial Services Group, Inc.	303	56,082
Regions Financial Corp.	590	13,818
Truist Financial Corp.	986	43,838
U.S. Bancorp	1,162	54,881
Wells Fargo & Co.	2,034	118,928
Total Banks		1,184,372
Investments	Shares	Value
Beverages – 1.2%
Brown-Forman Corp., Class B	99	$4,513
Coca-Cola Co.	2,965	214,874
Constellation Brands, Inc., Class A	94	22,627
Keurig Dr. Pepper, Inc.	1,104	40,417
Molson Coors Beverage Co., Class B	552	29,791
Monster Beverage Corp.*	235	11,076
PepsiCo, Inc.	826	142,799
Total Beverages		466,097
Biotechnology – 1.8%
AbbVie, Inc.	1,298	254,810
Alnylam Pharmaceuticals, Inc.*	85	22,329
Amgen, Inc.	383	127,857
Biogen, Inc.*	56	11,467
BioMarin Pharmaceutical, Inc.*	93	8,483
Gilead Sciences, Inc.	917	72,443
GRAIL, Inc.*	204	2,878
Incyte Corp.*	390	25,607
Moderna, Inc.*	105	8,127
Regeneron Pharmaceuticals, Inc.*	70	82,928
Vertex Pharmaceuticals, Inc.*	186	92,236
Total Biotechnology		709,165
Broadline Retail – 3.5%
Amazon.com, Inc.*	7,756	1,384,446
eBay, Inc.	372	21,985
Total Broadline Retail		1,406,431
Building Products – 0.2%
Builders FirstSource, Inc.*	57	9,918
Carlisle Cos., Inc.	38	16,104
Carrier Global Corp.	519	37,773
Lennox International, Inc.	21	12,394
Masco Corp.	158	12,570
Owens Corning	49	8,268
Total Building Products		97,027
Capital Markets – 3.2%
Ameriprise Financial, Inc.	101	45,393
Ares Management Corp., Class A	105	15,372
Bank of New York Mellon Corp.	503	34,315
BlackRock, Inc.	111	100,101
Blackstone, Inc.	856	121,860
Carlyle Group, Inc.	524	21,028
Charles Schwab Corp.	757	49,281
CME Group, Inc.	239	51,562
Coinbase Global, Inc., Class A*	171	31,355
FactSet Research Systems, Inc.	44	18,605
Franklin Resources, Inc.	1,630	32,991
Goldman Sachs Group, Inc.	261	133,175
Intercontinental Exchange, Inc.	421	68,013
KKR & Co., Inc.	641	79,337
LPL Financial Holdings, Inc.	30	6,730
See Notes to Financial Statements.

206    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2024
Investments	Shares	Value
Moody’s Corp.	115	$56,090
Morgan Stanley	1,266	131,170
Morningstar, Inc.	21	6,589
MSCI, Inc.	61	35,416
Nasdaq, Inc.	280	20,182
Northern Trust Corp.	174	15,870
Raymond James Financial, Inc.	189	22,599
S&P Global, Inc.	258	132,416
State Street Corp.	247	21,514
T Rowe Price Group, Inc.	70	7,423
Tradeweb Markets, Inc., Class A	46	5,439
Total Capital Markets		1,263,826
Chemicals – 0.9%
Air Products & Chemicals, Inc.	135	37,645
Albemarle Corp.	15	1,354
Celanese Corp.	312	40,747
CF Industries Holdings, Inc.	123	10,220
Corteva, Inc.	598	34,265
Dow, Inc.	252	13,502
DuPont de Nemours, Inc.	312	26,286
Ecolab, Inc.	202	51,142
International Flavors & Fragrances, Inc.	171	17,782
Mosaic Co.	1,187	33,913
PPG Industries, Inc.	107	13,881
RPM International, Inc.	30	3,488
Sherwin-Williams Co.	181	66,856
Westlake Corp.	190	27,634
Total Chemicals		378,715
Commercial Services & Supplies – 0.5%
Cintas Corp.	74	59,579
Copart, Inc.*	544	28,810
Republic Services, Inc.	157	32,689
Rollins, Inc.	237	11,893
Veralto Corp.	156	17,539
Waste Management, Inc.	179	37,955
Total Commercial Services & Supplies		188,465
Communications Equipment – 0.7%
Arista Networks, Inc.*	227	80,217
Cisco Systems, Inc.	3,335	168,551
Motorola Solutions, Inc.	115	50,835
Total Communications Equipment		299,603
Construction & Engineering – 0.1%
Quanta Services, Inc.	110	30,264
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	23	12,286
Vulcan Materials Co.	53	12,996
Total Construction Materials		25,282
Consumer Finance – 0.6%
American Express Co.	491	126,997
Capital One Financial Corp.	355	52,160
Investments	Shares	Value
Discover Financial Services	178	$24,691
Synchrony Financial	327	16,435
Total Consumer Finance		220,283
Consumer Staples Distribution & Retail – 2.1%
Albertsons Cos., Inc., Class A	850	16,677
Costco Wholesale Corp.	335	298,947
Dollar General Corp.	33	2,738
Dollar Tree, Inc.*	42	3,549
Kroger Co.	372	19,794
Sysco Corp.	297	23,157
Target Corp.	205	31,492
Walgreens Boots Alliance, Inc.	120	1,110
Walmart, Inc.	5,472	422,603
Total Consumer Staples Distribution & Retail		820,067
Containers & Packaging – 0.2%
Avery Dennison Corp.	60	13,311
Ball Corp.	407	25,971
International Paper Co.	240	11,621
Packaging Corp. of America	64	13,410
Total Containers & Packaging		64,313
Distributors – 0.1%
Genuine Parts Co.	167	23,924
LKQ Corp.	40	1,664
Pool Corp.	14	4,923
Total Distributors		30,511
Diversified REITs – 0.0%
WP Carey, Inc.	321	19,266
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	5,273	104,933
Verizon Communications, Inc.	3,099	129,476
Total Diversified Telecommunication Services		234,409
Electric Utilities – 1.4%
American Electric Power Co., Inc.	401	40,212
Avangrid, Inc.	357	12,741
Constellation Energy Corp.	216	42,487
Duke Energy Corp.	534	60,849
Edison International	229	19,930
Entergy Corp.	193	23,293
Eversource Energy	361	24,378
Exelon Corp.	921	35,081
FirstEnergy Corp.	314	13,791
NextEra Energy, Inc.	1,599	128,736
PG&E Corp.	1,874	36,918
PPL Corp.	485	15,477
Southern Co.	815	70,416
Xcel Energy, Inc.	301	18,430
Total Electric Utilities		542,739
Electrical Equipment – 0.5%
AMETEK, Inc.	202	34,552
Emerson Electric Co.	598	63,023

See Notes to Financial Statements.

WisdomTree Trust    207

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2024
Investments	Shares	Value
GE Vernova, Inc.*	171	$34,371
Hubbell, Inc.	19	7,599
Rockwell Automation, Inc.	147	39,988
Vertiv Holdings Co., Class A	182	15,112
Total Electrical Equipment		194,645
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	953	64,280
CDW Corp.	79	17,825
Corning, Inc.	500	20,925
Jabil, Inc.	15	1,639
Keysight Technologies, Inc.*	156	24,043
Teledyne Technologies, Inc.*	68	29,430
Zebra Technologies Corp., Class A*	65	22,450
Total Electronic Equipment, Instruments & Components		180,592
Energy Equipment & Services – 0.1%
Baker Hughes Co.	726	25,533
Halliburton Co.	217	6,747
Total Energy Equipment & Services		32,280
Entertainment – 1.1%
Electronic Arts, Inc.	179	27,176
Liberty Media Corp.-Liberty Formula One, Class C*	215	16,781
Live Nation Entertainment, Inc.*	135	13,185
Netflix, Inc.*	322	225,835
ROBLOX Corp., Class A*	550	24,195
Roku, Inc.*	218	14,774
Take-Two Interactive Software, Inc.*	151	24,418
Walt Disney Co.	826	74,654
Warner Bros Discovery, Inc.*	868	6,805
Warner Music Group Corp., Class A	766	21,915
Total Entertainment		449,738
Financial Services – 4.5%
Apollo Global Management, Inc.	626	72,447
Berkshire Hathaway, Inc., Class B*	1,552	738,628
Block, Inc.*	214	14,141
Corebridge Financial, Inc.	281	8,306
Corpay, Inc.*	55	17,355
Fidelity National Information Services, Inc.	418	34,464
Fiserv, Inc.*	413	72,110
Global Payments, Inc.	111	12,322
Mastercard, Inc., Class A	696	336,405
PayPal Holdings, Inc.*	830	60,117
Visa, Inc., Class A	1,603	443,021
Total Financial Services		1,809,316
Food Products – 0.6%
Archer-Daniels-Midland Co.	186	11,344
Conagra Brands, Inc.	290	9,048
General Mills, Inc.	322	23,277
Hershey Co.	80	15,445
Hormel Foods Corp.	718	23,371
JM Smucker Co.	255	29,244
Investments	Shares	Value
Kellanova	193	$15,558
Kraft Heinz Co.	324	11,479
Lamb Weston Holdings, Inc.	20	1,238
McCormick & Co., Inc., Non-Voting Shares	266	21,288
Mondelez International, Inc., Class A	1,083	77,770
Tyson Foods, Inc., Class A	284	18,264
Total Food Products		257,326
Gas Utilities – 0.0%
Atmos Energy Corp.	104	13,597
Ground Transportation – 1.0%
CSX Corp.	2,420	82,934
JB Hunt Transport Services, Inc.	46	7,967
Norfolk Southern Corp.	199	50,976
Old Dominion Freight Line, Inc.	135	26,028
Uber Technologies, Inc.*	1,395	102,016
Union Pacific Corp.	480	122,923
Total Ground Transportation		392,844
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	1,289	146,005
Align Technology, Inc.*	16	3,796
Baxter International, Inc.	140	5,312
Becton Dickinson & Co.	137	33,210
Boston Scientific Corp.*	995	81,381
Cooper Cos., Inc.*	318	33,622
Dexcom, Inc.*	72	4,993
Edwards Lifesciences Corp.*	172	12,033
GE HealthCare Technologies, Inc.	170	14,419
Hologic, Inc.*	293	23,803
IDEXX Laboratories, Inc.*	43	20,697
Insulet Corp.*	78	15,816
Intuitive Surgical, Inc.*	284	139,907
ResMed, Inc.	111	27,197
Solventum Corp.*	190	12,181
Stryker Corp.	277	99,836
Zimmer Biomet Holdings, Inc.	71	8,198
Total Health Care Equipment & Supplies		682,406
Health Care Providers & Services – 2.2%
Cardinal Health, Inc.	196	22,093
Cencora, Inc.	78	18,687
Centene Corp.*	345	27,196
Cigna Group	219	79,236
CVS Health Corp.	919	52,604
Elevance Health, Inc.	173	96,342
HCA Healthcare, Inc.	152	60,130
Humana, Inc.	52	18,433
Labcorp Holdings, Inc.	62	14,253
McKesson Corp.	100	56,108
Molina Healthcare, Inc.*	38	13,292
Quest Diagnostics, Inc.	68	10,674
UnitedHealth Group, Inc.	712	420,222
Total Health Care Providers & Services		889,270

See Notes to Financial Statements.

208    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2024
Investments	Shares	Value
Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	68	$8,131
Ventas, Inc.	262	16,273
Welltower, Inc.	398	48,030
Total Health Care REITs		72,434
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	93	20,129
Hotel & Resort REITs – 0.1%
Host Hotels & Resorts, Inc.	1,295	22,922
Hotels, Restaurants & Leisure – 1.7%
Airbnb, Inc., Class A*	213	24,987
Booking Holdings, Inc.	27	105,549
Chipotle Mexican Grill, Inc.*	676	37,910
Darden Restaurants, Inc.	194	30,681
Domino’s Pizza, Inc.	12	4,971
DoorDash, Inc., Class A*	297	38,227
DraftKings, Inc., Class A*	225	7,763
Expedia Group, Inc.*	101	14,048
Hilton Worldwide Holdings, Inc.	196	43,049
Hyatt Hotels Corp., Class A	168	25,523
Las Vegas Sands Corp.	91	3,548
Marriott International, Inc., Class A	128	30,040
McDonald’s Corp.	534	154,144
MGM Resorts International*	1,296	48,717
Starbucks Corp.	877	82,938
Yum! Brands, Inc.	179	24,151
Total Hotels, Restaurants & Leisure		676,246
Household Durables – 0.3%
DR Horton, Inc.	217	40,961
Lennar Corp., Class A	212	38,596
NVR, Inc.*	2	18,345
PulteGroup, Inc.	132	17,378
Total Household Durables		115,280
Household Products – 1.1%
Church & Dwight Co., Inc.	212	21,599
Clorox Co.	85	13,456
Colgate-Palmolive Co.	599	63,793
Kimberly-Clark Corp.	260	37,612
Procter & Gamble Co.	1,878	322,152
Total Household Products		458,612
Independent Power & Renewable Electricity Producers – 0.0%
Vistra Corp.	193	16,488
Industrial Conglomerates – 0.4%
3M Co.	418	56,300
Honeywell International, Inc.	489	101,668
Total Industrial Conglomerates		157,968
Industrial REITs – 0.2%
Prologis, Inc.	748	95,609
Investments	Shares	Value
Insurance – 1.5%
Aflac, Inc.	373	$41,164
Allstate Corp.	200	37,788
American International Group, Inc.	553	42,609
Arthur J Gallagher & Co.	154	45,056
Brown & Brown, Inc.	176	18,503
Cincinnati Financial Corp.	104	14,251
Erie Indemnity Co., Class A	9	4,574
Fidelity National Financial, Inc.	199	11,733
Hartford Financial Services Group, Inc.	192	22,291
Loews Corp.	130	10,652
Markel Group, Inc.*	10	16,007
Marsh & McLennan Cos., Inc.	354	80,538
MetLife, Inc.	463	35,873
Principal Financial Group, Inc.	129	10,503
Progressive Corp.	483	121,813
Prudential Financial, Inc.	287	34,773
Travelers Cos., Inc.	159	36,263
WR Berkley Corp.	234	13,970
Total Insurance		598,361
Interactive Media & Services – 6.2%
Alphabet, Inc., Class A	9,118	1,489,699
Meta Platforms, Inc., Class A	1,861	970,158
Pinterest, Inc., Class A*	360	11,534
Snap, Inc., Class A*	1,740	16,252
Total Interactive Media & Services		2,487,643
IT Services – 0.8%
Akamai Technologies, Inc.*	76	7,740
Cloudflare, Inc., Class A*	159	13,060
Cognizant Technology Solutions Corp., Class A	477	37,096
EPAM Systems, Inc.*	10	2,008
Gartner, Inc.*	62	30,502
GoDaddy, Inc., Class A*	96	16,071
International Business Machines Corp.	640	129,363
MongoDB, Inc.*	28	8,142
Snowflake, Inc., Class A*	95	10,852
Twilio, Inc., Class A*	357	22,405
VeriSign, Inc.*	175	32,183
Total IT Services		309,422
Life Sciences Tools & Services – 1.3%
Agilent Technologies, Inc.	253	36,159
Avantor, Inc.*	733	18,941
Danaher Corp.	580	156,200
Illumina, Inc.*	198	26,017
IQVIA Holdings, Inc.*	167	42,009
Mettler-Toledo International, Inc.*	22	31,660
Thermo Fisher Scientific, Inc.	293	180,215
Waters Corp.*	48	16,625
West Pharmaceutical Services, Inc.	17	5,331
Total Life Sciences Tools & Services		513,157

See Notes to Financial Statements.

WisdomTree Trust    209

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2024
Investments	Shares	Value
Machinery – 1.3%
Caterpillar, Inc.	314	$111,815
Cummins, Inc.	89	27,844
Deere & Co.	138	53,232
Dover Corp.	111	20,649
Fortive Corp.	395	29,388
Graco, Inc.	113	9,419
IDEX Corp.	19	3,923
Illinois Tool Works, Inc.	241	61,016
Ingersoll Rand, Inc.	148	13,535
Nordson Corp.	45	11,545
Otis Worldwide Corp.	329	31,153
PACCAR, Inc.	227	21,833
Parker-Hannifin Corp.	96	57,619
Snap-on, Inc.	39	11,066
Stanley Black & Decker, Inc.	169	17,299
Westinghouse Air Brake Technologies Corp.	127	21,535
Xylem, Inc.	214	29,432
Total Machinery		532,303
Media – 0.6%
Charter Communications, Inc., Class A*	145	50,393
Comcast Corp., Class A	2,236	88,479
Interpublic Group of Cos., Inc.	540	17,609
Liberty Broadband Corp., Class C*	273	17,030
News Corp., Class A	351	9,944
Omnicom Group, Inc.	130	13,056
Sirius XM Holdings, Inc.	4,935	16,236
Trade Desk, Inc., Class A*	424	44,321
Total Media		257,068
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	784	34,715
Newmont Corp.	865	46,182
Nucor Corp.	79	12,001
Reliance, Inc.	21	6,020
Steel Dynamics, Inc.	335	40,036
Total Metals & Mining		138,954
Multi-Utilities – 0.5%
Ameren Corp.	174	14,357
CenterPoint Energy, Inc.	846	23,096
CMS Energy Corp.	259	17,576
Consolidated Edison, Inc.	228	23,156
Dominion Energy, Inc.	614	34,322
DTE Energy Co.	150	18,753
Public Service Enterprise Group, Inc.	314	25,355
Sempra	374	30,735
WEC Energy Group, Inc.	258	24,002
Total Multi-Utilities		211,352
Oil, Gas & Consumable Fuels – 3.1%
Chevron Corp.	896	132,563
ConocoPhillips	569	64,746
Investments	Shares	Value
Coterra Energy, Inc.	233	$5,669
Devon Energy Corp.	153	6,851
Diamondback Energy, Inc.	99	19,316
Energy Transfer LP	3,081	49,604
Enterprise Products Partners LP	2,367	69,448
EOG Resources, Inc.	761	98,032
EQT Corp.	179	5,998
Exxon Mobil Corp.	3,207	378,233
Hess Corp.	94	12,978
Kinder Morgan, Inc.	1,865	40,228
Marathon Oil Corp.	840	24,066
Marathon Petroleum Corp.	194	34,361
MPLX LP	945	40,522
Occidental Petroleum Corp.	210	11,966
ONEOK, Inc.	622	57,448
Ovintiv, Inc.	1,400	59,962
Phillips 66	212	29,746
Targa Resources Corp.	172	25,267
Texas Pacific Land Corp.	20	17,378
Valero Energy Corp.	173	25,384
Williams Cos., Inc.	862	39,454
Total Oil, Gas & Consumable Fuels		1,249,220
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	310	13,172
Southwest Airlines Co.	646	18,682
United Airlines Holdings, Inc.*	161	7,091
Total Passenger Airlines		38,945
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	40	3,666
Kenvue, Inc.	1,450	31,828
Total Personal Care Products		35,494
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Co.	1,001	50,000
Eli Lilly & Co.	659	632,653
Johnson & Johnson	1,853	307,338
Merck & Co., Inc.	1,457	172,582
Pfizer, Inc.	3,203	92,919
Zoetis, Inc.	400	73,396
Total Pharmaceuticals		1,328,888
Professional Services – 0.6%
Automatic Data Processing, Inc.	304	83,877
Booz Allen Hamilton Holding Corp.	104	16,513
Broadridge Financial Solutions, Inc.	74	15,752
Equifax, Inc.	75	23,035
Jacobs Solutions, Inc.	84	12,674
Leidos Holdings, Inc.	92	14,583
Paychex, Inc.	275	36,080
SS&C Technologies Holdings, Inc.	240	18,021
Verisk Analytics, Inc.	109	29,737
Total Professional Services		250,272
See Notes to Financial Statements.

210    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2024
Investments	Shares	Value
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	226	$26,022
CoStar Group, Inc.*	172	13,295
Total Real Estate Management & Development		39,317
Residential REITs – 0.2%
AvalonBay Communities, Inc.	90	20,316
Equity Residential	214	16,024
Essex Property Trust, Inc.	42	12,675
Invitation Homes, Inc.	356	13,115
Mid-America Apartment Communities, Inc.	83	13,477
Sun Communities, Inc.	124	16,770
Total Residential REITs		92,377
Retail REITs – 0.2%
Kimco Realty Corp.	98	2,280
Realty Income Corp.	661	41,055
Simon Property Group, Inc.	221	36,984
Total Retail REITs		80,319
Semiconductors & Semiconductor Equipment – 9.6%
Advanced Micro Devices, Inc.*	1,257	186,740
Analog Devices, Inc.	444	104,269
Applied Materials, Inc.	476	93,896
Broadcom, Inc.	3,347	544,959
Enphase Energy, Inc.*	132	15,977
Entegris, Inc.	69	7,995
First Solar, Inc.*	83	18,872
Intel Corp.	1,012	22,304
KLA Corp.	92	75,388
Lam Research Corp.	137	112,478
Marvell Technology, Inc.	534	40,712
Microchip Technology, Inc.	247	20,293
Micron Technology, Inc.	598	57,551
Monolithic Power Systems, Inc.	37	34,583
NVIDIA Corp.	17,832	2,128,606
ON Semiconductor Corp.*	252	19,623
QUALCOMM, Inc.	772	135,332
Skyworks Solutions, Inc.	276	30,247
Teradyne, Inc.	194	26,526
Texas Instruments, Inc.	700	150,038
Total Semiconductors & Semiconductor Equipment		3,826,389
Software – 9.6%
Adobe, Inc.*	348	199,895
ANSYS, Inc.*	48	15,428
AppLovin Corp., Class A*	236	21,917
Aspen Technology, Inc.*	31	7,258
Atlassian Corp., Class A*	270	44,712
Autodesk, Inc.*	171	44,187
Bentley Systems, Inc., Class B	365	18,787
Cadence Design Systems, Inc.*	119	32,003
Crowdstrike Holdings, Inc., Class A*	183	50,742
Datadog, Inc., Class A*	178	20,694
Investments	Shares	Value
Dynatrace, Inc.*	355	$17,970
Fair Isaac Corp.*	16	27,684
Fortinet, Inc.*	527	40,426
Gen Digital, Inc.	474	12,542
HubSpot, Inc.*	20	9,982
Intuit, Inc.	183	115,338
Manhattan Associates, Inc.*	46	12,164
Microsoft Corp.	5,295	2,208,756
Oracle Corp.	1,958	276,646
Palantir Technologies, Inc., Class A*	1,732	54,523
Palo Alto Networks, Inc.*	231	83,788
PTC, Inc.*	46	8,238
Roper Technologies, Inc.	88	48,788
Salesforce, Inc.	628	158,821
Samsara, Inc., Class A*	330	13,553
ServiceNow, Inc.*	168	143,640
Synopsys, Inc.*	75	38,969
Tyler Technologies, Inc.*	30	17,636
Workday, Inc., Class A*	205	53,954
Zoom Video Communications, Inc., Class A*	338	23,349
Zscaler, Inc.*	164	32,797
Total Software		3,855,187
Specialized REITs – 0.9%
American Tower Corp.	350	78,421
Crown Castle, Inc.	338	37,863
Digital Realty Trust, Inc.	233	35,325
Equinix, Inc.	61	50,896
Extra Space Storage, Inc.	138	24,426
Gaming & Leisure Properties, Inc.	288	14,982
Iron Mountain, Inc.	195	22,086
Public Storage	114	39,184
SBA Communications Corp.	59	13,373
VICI Properties, Inc.	645	21,594
Weyerhaeuser Co.	349	10,641
Total Specialized REITs		348,791
Specialty Retail – 1.7%
AutoZone, Inc.*	14	44,541
Best Buy Co., Inc.	158	15,863
Home Depot, Inc.	759	279,691
Lowe’s Cos., Inc.	439	109,092
O’Reilly Automotive, Inc.*	44	49,719
Ross Stores, Inc.	252	37,954
TJX Cos., Inc.	966	113,283
Tractor Supply Co.	66	17,658
Ulta Beauty, Inc.*	12	4,234
Williams-Sonoma, Inc.	95	12,761
Total Specialty Retail		684,796
Technology Hardware, Storage & Peripherals – 6.8%
Apple, Inc.	11,152	2,553,808
Dell Technologies, Inc., Class C	556	64,240
Hewlett Packard Enterprise Co.	989	19,157

See Notes to Financial Statements.

WisdomTree Trust    211

Schedule of Investments (concluded) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2024
Investments	Shares	Value
HP, Inc.	959	$34,697
NetApp, Inc.	189	22,816
Super Micro Computer, Inc.*	8	3,501
Western Digital Corp.*	205	13,446
Total Technology Hardware, Storage & Peripherals		2,711,665
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.*	19	18,226
NIKE, Inc., Class B	555	46,243
Total Textiles, Apparel & Luxury Goods		64,469
Tobacco – 0.5%
Altria Group, Inc.	1,293	69,524
Philip Morris International, Inc.	1,020	125,756
Total Tobacco		195,280
Trading Companies & Distributors – 0.3%
Fastenal Co.	467	31,887
United Rentals, Inc.	47	34,839
Watsco, Inc.	17	8,082
WW Grainger, Inc.	30	29,548
Total Trading Companies & Distributors		104,356
Investments	Shares	Value
Water Utilities – 0.1%
American Water Works Co., Inc.	266	$38,070
Wireless Telecommunication Services – 0.3%
T-Mobile U.S., Inc.	682	135,527
Total United States		35,999,340
TOTAL INVESTMENTS IN SECURITIES – 90.3% (Cost: $30,533,264)		36,088,349
Other Assets less Liabilities – 9.7%		3,876,367
NET ASSETS – 100.0%		$39,964,716

*     Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	141	10/29/24	$35,313,450	$633,730

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$36,088,349	$—	$—	$36,088,349
Total Investments in Securities	$36,088,349	$—	$—	$36,088,349
Financial Derivative Instruments
Futures Contracts[1]	$633,730	$—	$—	$633,730
Total – Net	$36,722,079	$—	$—	$36,722,079

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

212    WisdomTree Trust

Schedule of Investments WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated) August 31, 2024
Investments	Shares	Value
COMMON STOCKS – 89.5%
Australia – 11.0%
De Grey Mining Ltd.*	42,788	$35,419
Evolution Mining Ltd.	70,390	202,501
Genesis Minerals Ltd.*	7,478	11,517
Gold Road Resources Ltd.	33,722	37,181
Northern Star Resources Ltd.	45,211	468,111
OceanaGold Corp.	24,314	63,322
Perseus Mining Ltd.	48,643	87,131
Ramelius Resources Ltd.(a)	30,944	46,610
Red 5 Ltd.*	113,521	26,188
Regis Resources Ltd.*	29,848	37,871
St. Barbara Ltd.*(a)	26,339	4,557
West African Resources Ltd.*	34,307	33,286
Westgold Resources Ltd.(a)	16,820	34,694
Total Australia		1,088,388
Brazil – 4.3%
Wheaton Precious Metals Corp.	6,914	427,354
Burkina Faso – 2.4%
Endeavour Mining PLC	6,983	147,199
IAMGOLD Corp.*	18,108	89,453
Total Burkina Faso		236,652
Canada – 39.0%
Agnico Eagle Mines Limited/Mines Agnico Eagle Limited(a)	9,188	748,546
Alamos Gold, Inc., Class A	15,078	290,704
B2Gold Corp.	40,062	112,174
Barrick Gold Corp.(a)	40,831	824,378
Centerra Gold, Inc.	8,044	56,999
Dundee Precious Metals, Inc.	7,212	70,260
Equinox Gold Corp.*(a)	10,517	59,631
Franco-Nevada Corp.	4,156	507,447
GoGold Resources, Inc.*	10,621	9,378
K92 Mining, Inc.*	8,390	45,942
Kinross Gold Corp.	47,485	429,264
Lundin Gold, Inc.	3,008	60,417
New Gold, Inc.*	25,838	64,853
Osisko Gold Royalties Ltd.	5,924	102,307
Pan American Silver Corp.	13,800	278,898
Sandstorm Gold Ltd.	7,292	42,731
SSR Mining, Inc.	7,850	40,742
Torex Gold Resources, Inc.*	3,274	63,160
Wesdome Gold Mines Ltd.*	5,237	50,087
Total Canada		3,857,918
China – 2.7%
Shandong Gold Mining Co. Ltd., Class A	10,900	41,527
Zhaojin Mining Industry Co. Ltd., Class H	50,500	82,997
Zijin Mining Group Co. Ltd., Class A	62,800	141,781
Total China		266,305
Investments	Shares	Value
Egypt – 0.7%
Centamin PLC	42,725	$69,908
Kazakhstan – 0.2%
Solidcore Resources PLC*	4,821	14,704
Mexico – 0.5%
Fresnillo PLC	7,054	50,201
Peru – 1.1%
Cia de Minas Buenaventura SAA, ADR	8,677	107,595
Russia – 0.0%
Petropavlovsk PLC*†	40,769	0
South Africa – 5.5%
Gold Fields Ltd., ADR	25,504	350,425
Harmony Gold Mining Co. Ltd., ADR(a)	20,350	196,785
Total South Africa		547,210
Turkey – 1.2%
Eldorado Gold Corp.*(a)	6,930	119,543
United Kingdom – 4.7%
Anglogold Ashanti PLC	15,808	469,023
United States – 16.2%
Coeur Mining, Inc.*	9,884	60,688
Florida Canyon Gold, Inc.*(a)	1,055	438
Newmont Corp.	16,819	897,966
Newmont Corp., CDI	6,766	359,317
Royal Gold, Inc.	2,029	284,405
Total United States		1,602,814
TOTAL COMMON STOCKS (Cost: $7,945,818)		8,857,615
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.9%
United States – 14.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(b) (Cost: $1,470,204)	1,470,204	1,470,204
TOTAL INVESTMENTS IN SECURITIES – 104.4% (Cost: $9,416,022)		10,327,819
Other Assets less Liabilities – (4.4)%		(432,967)
NET ASSETS – 100.0%		$9,894,852

*     Non-income producing security.

†  This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at August 31, 2024 (See Note 2). At August 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,627,610 and the total market value of the collateral held by the Fund was $1,677,053. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $206,849.

(b)  Rate shown represents annualized 7-day yield as of August 31, 2024.

See Notes to Financial Statements.

WisdomTree Trust    213

Schedule of Investments (concluded) WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated) August 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	35	10/29/24	$8,765,750	$140,340

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	8,857,615	—	—	8,857,615
Investment of Cash Collateral for Securities Loaned	—	1,470,204	—	1,470,204
Total Investments in Securities	$8,857,615	$1,470,204	$0	$10,327,819
Financial Derivative Instruments
Futures Contracts[1]	$140,340	$—	$—	$140,340
Total – Net	$8,997,955	$1,470,204	$0	$10,468,159

*   Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

214    WisdomTree Trust

Schedule of Investments WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 75.4%
U.S. Treasury Bill – 75.4%
5.12%, 11/14/24* (Cost: $94,029,567)	$95,000,000	$94,050,607
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 7.8%
United States – 7.8%
WisdomTree Bitcoin Fund^(a)	66,303	$4,127,362
WisdomTree Floating Rate Treasury Fund(a)	111,828	5,621,593
TOTAL EXCHANGE-TRADED FUNDS (Cost: $10,348,575)		9,748,955
TOTAL INVESTMENTS IN SECURITIES – 83.2% (Cost: $104,378,142)		103,799,562
Other Assets less Liabilities – 16.8%		20,908,680
NET ASSETS – 100.0%		$124,708,242

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2024	Dividend Income
WisdomTree Bitcoin Fund	$ —	$5,378,610	$ 565,164	$(82,173)	$(603,911)	$4,127,362	$ —
WisdomTree Floating Rate Treasury Fund	7,481,128	1,002,272	2,848,299	(1,147)	(12,361)	5,621,593	343,313
Total	$7,481,128	$6,380,882	$3,413,463	$(83,320)	$(616,272)	$9,748,955	$343,313

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	16	12/16/24	$ (983,168)	$ (24,029)
Copper	25	12/15/25	(5,935,950)	(410,272)
Tin	25	1/13/25	(4,038,000)	(274,850)
Nickel	3	12/16/24	(302,750)	1,161
Zinc	7	12/16/24	(508,200)	(32,230)
			$(11,768,068)	$ (740,220)
Long Exposure
Aluminum	116	12/16/24	$ 7,127,968	$ 288,572
Brent Crude	159	10/31/25	11,630,850	(832,510)
Cattle Feeder	6	10/31/24	713,250	(69,037)
Cocoa	67	12/13/24	5,139,570	(106,470)
Coffee “C”	45	5/19/25	4,047,469	64,969
Copper	69	12/15/25	16,383,222	1,314,834
Corn	163	12/12/25	3,575,812	(62,075)
Cotton No. 2	60	12/6/24	2,099,700	(374,690)
Gasoline RBOB	50	11/29/24	4,245,360	80,422
Gold 100 Ounce	56	12/27/24	14,154,560	736,620
HRW Wheat	46	12/13/24	1,300,075	(334,075)

See Notes to Financial Statements.

WisdomTree Trust    215

Schedule of Investments (concluded) WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated) August 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Lean Hogs	48	10/14/24	$ 1,578,720	$ (63,830)
Live Cattle	40	10/31/24	2,857,600	(107,200)
Low Sulphur Gasoil	73	12/12/24	5,084,450	(796,950)
Natural Gas	68	2/26/25	1,964,520	(243,990)
Nickel	31	12/16/24	3,128,420	(321,706)
NY Harbor ULSD	51	5/30/25	4,856,342	(535,538)
Platinum	40	10/29/24	1,864,400	(162,480)
Silver	47	12/27/24	6,848,605	92,305
Soybeans	90	11/14/24	4,500,000	(1,075,788)
Sugar No. 11	141	4/30/25	2,978,371	15,568
Tin	25	1/13/25	4,038,000	(12,070)
Tin	23	3/17/25	3,697,940	252,310
Wheat	102	12/13/24	2,812,650	(723,875)
WTI Crude Oil	156	11/20/25	10,684,440	3,660
Zinc	67	12/16/24	4,864,200	(127,343)
			$132,176,494	$(3,100,367)
Total – Net			$120,408,426	$(3,840,587)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$94,050,607	$—	$94,050,607
Exchange-Traded Funds	9,748,955	—	—	9,748,955
Total Investments in Securities	$9,748,955	$94,050,607	$—	$103,799,562
Financial Derivative Instruments
Futures Contracts[1]	$2,850,421	$—	$—	$2,850,421
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(6,691,008)	$—	$—	$(6,691,008)
Total – Net	$5,908,368	$94,050,607	$—	$99,958,975

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

216    WisdomTree Trust

Schedule of Investments WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 82.4%
U.S. Treasury Bill – 82.4% 5.23%, 10/31/24* (Cost: $170,839,901)	$172,300,000	$170,882,431
	Shares
EXCHANGE-TRADED FUNDS – 5.6%
United States – 5.6%
WisdomTree Bitcoin Fund^(a)	47,122	2,933,344
WisdomTree Floating Rate Treasury Fund(a)	174,721	8,783,225
TOTAL EXCHANGE-TRADED FUNDS (Cost: $12,003,332)		11,716,569
TOTAL INVESTMENTS IN SECURITIES – 88.0% (Cost: $182,843,233)		182,599,000
Other Assets less Liabilities – 12.0%		24,848,189
NET ASSETS – 100.0%		$207,447,189

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2024	Dividend Income
WisdomTree Bitcoin Fund	$ —	$6,784,957	$3,456,328	$(104,223)	$(291,062)	$ 2,933,344	$ —
WisdomTree Floating Rate Treasury Fund	6,808,787	1,988,887	—	—	(14,449)	8,783,225	434,293
Total	$6,808,787	$8,773,844	$3,456,328	$(104,223)	$(305,511)	$11,716,569	$434,293

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Cattle Feeder	56	9/26/24	$ (6,733,300)	$ 20,825
Corn	348	12/13/24	(6,977,400)	100,437
Lead	136	9/16/24	(6,892,786)	(426,026)
Natural Gas	337	9/26/24	(7,167,990)	(256,960)
Nickel	73	9/16/24	(7,266,306)	(190,460)
Sugar No. 11	346	9/30/24	(7,510,138)	(497,459)
Wheat	249	12/13/24	(6,866,175)	143,413
			$(49,414,095)	$(1,106,230)

See Notes to Financial Statements.

WisdomTree Trust    217

Schedule of Investments (concluded) WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated) August 31, 2024
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	120	12/31/24	$ 24,905,625	$ (69,703)
10 Year U.S. Treasury Note	61	12/19/24	6,927,312	(60,922)
Brazilian Real	240	9/30/24	4,234,800	72,838
E-Mini Russell 2000 Index	158	9/20/24	17,562,490	1,232,179
Euro Stoxx 50 Index	163	9/20/24	8,968,912^	684,695
Gold 100 Ounce	28	10/29/24	7,012,600	229,630
HRW Wheat	242	12/13/24	6,839,525	(134,400)
Korean Won	45	9/13/24	4,207,500	84,625
Live Cattle	97	10/31/24	6,929,680	(263,170)
Mexican Peso	161	9/16/24	4,079,740	(26,149)
Nikkei 225 Index	35	9/12/24	9,304,969^	35,438
S&P 500 E-Mini Index	31	9/20/24	8,774,550	334,388
S&P/TSX 60 Index	88	9/19/24	18,307,134^	1,181,017
SGX INR/USD	176	9/26/24	4,195,136	15,531
Silver	49	10/29/24	7,071,925	370,175
South African Rand	153	9/16/24	4,285,913	170,780
U.S. Treasury Long Bond	55	12/19/24	6,771,875	(134,156)
			$150,379,686	$3,722,796
Total – Net			$100,965,591	$2,616,566

^     Notional value has been converted to USD using the relevant foreign exchange rate as of August 31, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$170,882,431	$—	$170,882,431
Exchange-Traded Funds	11,716,569	—	—	11,716,569
Total Investments in Securities	$11,716,569	$170,882,431	$—	$182,599,000
Financial Derivative Instruments
Futures Contracts[1]	$4,675,971	$—	$—	$4,675,971
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(2,059,405)	$—	$—	$(2,059,405)
Total – Net	$14,333,135	$170,882,431	$—	$185,215,566

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

218    WisdomTree Trust

Schedule of Investments WisdomTree PutWrite Strategy Fund (PUTW) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 94.9%
U.S. Treasury Bills – 94.9%
5.32%, 9/5/24*	$44,300,000	$44,287,174
5.33%, 10/3/24*	74,700,000	74,379,730
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $118,632,586)		118,666,904
	Shares
EXCHANGE-TRADED FUND – 4.2%
United States – 4.2%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $5,279,648)	105,134	5,285,086
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $123,912,234)		123,951,990
Other Assets less Liabilities – 0.9%		1,081,147
NET ASSETS – 100.0%		$125,033,137

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2024 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$4,025,438	$2,550,178	$1,278,263	$(2,091)	$(10,176)	$5,285,086	$219,526

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
S&P 500 Index^	(114)	$(65,094,000)	$5,710	10/4/2024	$(1,073,600)	$ 0	$(1,073,600)
SPDR S&P 500 ETF Trust^	(1,165)	(61,861,500)	531	9/20/2024	(1,114,554)	997,471	(117,083)
					$(2,188,154)	$997,471	$(1,190,683)

^     Non-income producing security.

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

WisdomTree Trust    219

Schedule of Investments (concluded) WisdomTree PutWrite Strategy Fund (PUTW) August 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$118,666,904	$—	$118,666,904
Exchange-Traded Fund	5,285,086	—	—	5,285,086
Total Investments in Securities	$5,285,086	$118,666,904	$—	$123,951,990
Liabilities:
Financial Derivative Instruments
Written Options[1]	$(1,073,600)	$(117,083)	$—	$(1,190,683)
Total – Net	$4,211,486	$118,549,821	$—	$122,761,307

1Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

220    WisdomTree Trust

Schedule of Investments WisdomTree Target Range Fund (GTR) August 31, 2024
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 72.5%
U.S. Treasury Bill – 72.5%
5.23%, 10/31/24* (Cost: $45,114,515)	$45,500,000	$45,125,656
PURCHASED OPTIONS (EXCHANGE-TRADED) – 21.1%
Call Options	Number of Contracts	Notional Amount(a)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation	Value
iShares MSCI EAFE ETF^	1,541	$9,708,300	$63	1/17/25	$2,141,004	$1,149,031	$ 3,290,035
iShares MSCI Emerging Markets ETF^	1,496	4,936,800	33	1/17/25	1,064,658	614,602	1,679,260
iShares Russell 2000 ETF^	594	11,345,400	191	1/17/25	1,957,364	51,841	2,009,205
SPDR S&P 500 ETF Trust^	595	27,965,000	470	1/17/25	5,214,291	930,274	6,144,565
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $10,377,317)							13,123,065
TOTAL INVESTMENTS IN SECURITIES – 93.6% (Cost: $55,491,832)							58,248,721
Other Assets less Liabilities – 6.4%							3,997,640
NET ASSETS – 100.0%							$62,246,361

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)   Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
SPDR S&P 500 ETF Trust^	(595)	$(37,782,500)	$635	1/17/2025	$ (58,905)	$ 3,570	$ (55,335)
iShares MSCI EAFE ETF^	(1,541)	(13,098,500)	85	1/17/2025	(170,864)	(158,910)	(329,774)
iShares MSCI Emerging Markets ETF^	(1,496)	(6,582,400)	44	1/17/2025	(146,957)	(77,443)	(224,400)
iShares Russell 2000 ETF^	(594)	(15,444,000)	260	1/17/2025	(152,064)	56,727	(95,337)
					$(528,790)	$(176,056)	$(704,846)

^  Non-income producing security.

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

WisdomTree Trust    221

Schedule of Investments (concluded) WisdomTree Target Range Fund (GTR) August 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$45,125,656	$—	$45,125,656
Purchased Options	—	13,123,065	—	13,123,065
Total Investments in Securities	$—	$58,248,721	$—	$58,248,721
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(704,846)	$—	$(704,846)
Total – Net	$—	$57,543,875	$—	$57,543,875

1Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

222    WisdomTree Trust

Statements of Assets and Liabilities WisdomTree Trust August 31, 2024
	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree 1-3 Year Laddered Treasury Fund	WisdomTree 7-10 Year Laddered Treasury Fund	WisdomTree Bianco Total Return Fund
ASSETS:
Investments in securities, at cost	$215,917,685	$4,499,164	$1,977,748	$2,999,734	$7,043,297
Investment in affiliates, at cost (Note 3)	8,870,145	341,394	—	—	345,782
Repurchase agreements, at cost	—	2,280,000	—	—	—
Investments in securities, at value[1,2] (Note 2)	215,998,088	4,500,916	1,995,377	3,044,212	7,171,047
Investment in affiliates, at value (Note 3)	8,872,655	341,836	—	—	346,672
Repurchase agreements, at value (Note 2)	—	2,280,000	—	—	—
Cash	642,185	57,588	5,834	22,541	4,493
Unrealized appreciation on foreign currency contracts	1,208,141	208,004	—	—	—
Receivables:
Investment securities sold	—	—	173,657	256,478	76,814
Capital shares sold	—	—	—	—	510,069
Securities lending	—	—	—	—	1,282
Interest	—	675	25,396	17,983	—
Total Assets	226,721,069	7,389,019	2,200,264	3,341,214	8,110,377
LIABILITIES:
Unrealized depreciation on foreign currency contracts	4,303,383	29,808	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	—	—	—	—	636,210
Investment securities purchased	—	—	179,123	276,968	585,705
Advisory fees (Note 3)	87,115	3,353	204	341	2,416
Service fees (Note 2)	777	27	6	10	22
Total Liabilities	4,391,275	33,188	179,333	277,319	1,224,353
NET ASSETS	$222,329,794	$7,355,831	$2,020,931	$3,063,895	$6,886,024
NET ASSETS:
Paid-in capital	$244,135,600	$55,175,244	$2,002,995	$3,021,690	$6,743,050
Total distributable earnings (loss)	(21,805,806)	(47,819,413)	17,936	42,205	142,974
NET ASSETS	$222,329,794	$7,355,831	$2,020,931	$3,063,895	$6,886,024
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,350,000	400,000	40,000	60,000	270,000
Net asset value per share	$26.63	$18.39	$50.52	$51.06	$25.50
[1] Includes market value of securities out on loan of:	—	—	—	—	$618,016
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust    223

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2024
	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
ASSETS:
Investments in securities, at cost	$65,432,907	$73,621,174	$17,297,988,126	$160,996,411	$162,301,009
Repurchase agreements, at cost	—	4,340,000	—	—	1,100,000
Foreign currency, at cost	695	1,101,406	—	—	77
Investments in securities, at value[1,2] (Note 2)	65,874,181	66,837,443	17,286,425,147	162,013,029	157,935,572
Repurchase agreements, at value (Note 2)	—	4,340,000	—	—	1,100,000
Cash	627,083	243,447	539,072	2,137,465	161,079
Deposits at broker for futures contracts	94,814	—	—	1,553,453	3,490,248
Foreign currency, at value	739	1,103,282	—	—	86
Unrealized appreciation on foreign currency contracts	—	47,247	—	—	—
Receivables:
Investment securities sold	—	166,729	669,030,856	45,728	2,274,541
Due from broker for TBA sale commitments (Note 2)	—	—	—	—	1,084,899
Capital shares sold	199,688	—	154,759,577	—	6,250
Securities lending	2,140	—	187	14,045	689
Interest	913,904	1,268,304	81,869,627	2,315,558	1,050,374
Foreign tax reclaims	—	163,635	—	—	—
Net variation margin on futures contracts	—	—	—	247,202	433,611
Total Assets	67,712,549	74,170,087	18,192,624,466	168,326,480	167,537,349
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	134,261	—	—	—
TBA sale commitments, at value[3] (Note 2)	—	—	—	—	1,086,066
Payables:
Cash collateral received for securities loaned (Note 2)	1,470,966	—	—	20,578,178	472,479
Investment securities purchased	199,688	—	807,791,193	—	7,916,937
Capital shares redeemed	—	166,729	16,078,917	45,728	—
Advisory fees (Note 3)	32,901	35,205	2,204,614	58,278	31,242
Service fees (Note 2)	241	282	64,669	596	598
Net variation margin on futures contracts	1,368	—	—	—	—
Foreign capital gains tax	—	38,418	—	—	—
Total Liabilities	1,705,164	374,895	826,139,393	20,682,780	9,507,322
NET ASSETS	$66,007,385	$73,795,192	$17,366,485,073	$147,643,700	$158,030,027
NET ASSETS:
Paid-in capital	$80,675,002	$111,329,108	$17,387,790,978	$170,643,409	$176,235,456
Total distributable earnings (loss)	(14,667,617)	(37,533,916)	(21,305,905)	(22,999,709)	(18,205,429)
NET ASSETS	$66,007,385	$73,795,192	$17,366,485,073	$147,643,700	$158,030,027
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,000,000	2,700,000	345,627,500	6,700,000	7,100,000
Net asset value per share	$66.01	$27.33	$50.25	$22.04	$22.26
[1] Includes market value of securities out on loan of:	$2,386,073	—	—	$20,183,600	$3,377,772
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
3 TBA sale commitments, proceeds:	—	—	—	—	$1,083,344
See Notes to Financial Statements.

224    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2024
	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Alternative Income Fund
ASSETS:
Investments in securities, at cost	$53,595,972	$1,307,489,973	$952,435,191	$37,452,385	$21,647,403
Repurchase agreements, at cost	—	—	3,090,000	—	—
Foreign currency, at cost	—	1,994	118	—	—
Investments in securities, at value[1,2] (Note 2)	52,957,940	1,330,867,112	934,488,607	37,881,681	21,965,474
Repurchase agreements, at value (Note 2)	—	—	3,090,000	—	—
Cash	2,927,221	14,257,626	943,282	74,910	63,335
Deposits at broker for TBA securities	—	259,000	—	—	—
Deposits at broker for futures contracts	32,455	3,048,668	—	70,515	—
Foreign currency, at value	—	2,033	133	—	—
Receivables:
Investment securities sold	—	11,278	21,891,832	—	—
Due from broker for TBA sale commitments (Note 2)	—	—	6,577,094	—	—
Capital shares sold	—	368,605	847,207	—	—
Dividends	—	—	—	—	54,137
Securities lending	—	—	4,655	68	2,663
Interest	163,416	9,891,758	8,579,048	189,267	—
Foreign tax reclaims	—	8,782	—	—	—
Total Assets	56,081,032	1,358,714,862	976,421,858	38,216,441	22,085,609
LIABILITIES:
Foreign currency due to custodian, at value[3]	—	—	—	17	—
TBA sale commitments, at value[4] (Note 2)	—	—	6,568,522	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	—	—	3,308,617	—	1,844,437
Investment securities purchased	2,530,363	4,626,623	33,271,170	—	—
Advisory fees (Note 3)	20,422	171,784	94,894	3,885	8,263
Service fees (Note 2)	200	5,039	3,480	142	73
Net variation margin on futures contracts	5,218	375,335	—	7,676	—
Total Liabilities	2,556,203	5,178,781	43,246,683	11,720	1,852,773
NET ASSETS	$53,524,829	$1,353,536,081	$933,175,175	$38,204,721	$20,232,836
NET ASSETS:
Paid-in capital	$57,124,703	$1,357,455,566	$1,057,511,255	$43,416,621	$21,762,517
Total distributable earnings (loss)	(3,599,874)	(3,919,485)	(124,336,080)	(5,211,900)	(1,529,681)
NET ASSETS	$53,524,829	$1,353,536,081	$933,175,175	$38,204,721	$20,232,836
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,200,000	27,320,000	21,100,000	800,000	1,060,000
Net asset value per share	$44.60	$49.54	$44.23	$47.76	$19.09
[1] Includes market value of securities out on loan of:	—	—	$21,408,656	$511,110	$2,665,755
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Foreign currency, proceeds	—	—	—	$15	—
4 TBA sale commitments, proceeds:	—	—	$6,568,522	—	—

See Notes to Financial Statements.

WisdomTree Trust    225

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2024
	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree PutWrite Strategy Fund
ASSETS:
Investments in securities, at cost	$30,533,264	$9,416,022	$94,029,567	$170,839,901	$118,632,586
Investment in affiliates, at cost (Note 3)	—	—	10,348,575	12,003,332	5,279,648
Foreign currency, at cost	—	1,476	—	—	—
Investments in securities, at value[1,2] (Note 2)	36,088,349	10,327,819	94,050,607	170,882,431	118,666,904
Investment in affiliates, at value (Note 3)	—	—	9,748,955	11,716,569	5,285,086
Cash	2,571,173	712,857	11,032,103	10,323,402	1,271,952
Deposits at broker for futures contracts	1,645,841	421,986	11,000,776	14,455,311	—
Foreign currency, at value	—	1,480	—	21,980	—
Receivables:
Investment securities sold	4,133,480	—	—	—	1,073,285
Capital shares sold	503	—	—	—	—
Dividends	36,251	16,102	—	—	—
Securities lending	—	118	—	—	—
Foreign tax reclaims	—	1,311	—	—	—
Net variation margin on futures contracts	—	—	—	158,085	—
Total Assets	44,475,597	11,481,673	125,832,441	207,557,778	126,297,227
LIABILITIES:
Written options, at value[3]	—	—	—	—	1,190,683
Payables:
Cash collateral received for securities loaned (Note 2)	—	1,470,204	—	—	—
Investment securities purchased	4,048,626	—	—	—	26,100
Due to broker	—	—	—	—	5,133
Advisory fees (Note 3)	5,761	3,279	56,695	109,833	41,750
Service fees (Note 2)	2,616	638	472	756	424
Net variation margin on futures contracts	453,878	112,700	1,067,032	—	—
Total Liabilities	4,510,881	1,586,821	1,124,199	110,589	1,264,090
NET ASSETS	$39,964,716	$9,894,852	$124,708,242	$207,447,189	$125,033,137
NET ASSETS:
Paid-in capital	$34,264,592	$10,631,507	$193,150,563	$249,221,593	$127,072,447
Total distributable earnings (loss)	5,700,124	(736,655)	(68,442,321)	(41,774,404)	(2,039,310)
NET ASSETS	$39,964,716	$9,894,852	$124,708,242	$207,447,189	$125,033,137
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,100,000	300,000	6,750,000	5,800,000	3,800,000
Net asset value per share	$36.33	$32.98	$18.48	$35.77	$32.90
[1] Includes market value of securities out on loan of:	—	$1,627,610	—	—	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Premiums received on written option:	—	—	—	—	$2,188,154

See Notes to Financial Statements.

226    WisdomTree Trust

Statements of Assets and Liabilities (concluded) WisdomTree Trust August 31, 2024
WisdomTree Target Range Fund
ASSETS:
Investments in securities, at cost	$55,491,832
Investments in securities, at value	58,248,721
Cash	1,008,138
Deposits at broker for written options	3,730,563
Total Assets	62,987,422
LIABILITIES:
Written options, at value[1]	704,846
Payables:
Advisory fees (Note 3)	35,989
Service fees (Note 2)	226
Total Liabilities	741,061
NET ASSETS	$62,246,361
NET ASSETS:
Paid-in capital	$59,591,495
Total distributable earnings (loss)	2,654,866
NET ASSETS	$62,246,361
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,525,000
Net asset value per share	$24.65
[1] Premiums received on written options:	$528,790

See Notes to Financial Statements.

WisdomTree Trust    227

Statements of Operations WisdomTree Trust For the Year or Period Ended August 31, 2024
	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree 1-3 Year Laddered Treasury Fund[1]	WisdomTree 7-10 Year Laddered Treasury Fund[1]	WisdomTree Bianco Total Return Fund[2]
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$81,967
Dividends from affiliates (Note 3)	519,214	20,825	—	—	4,707
Interest	11,145,673	443,546	21,549	54,891	—
Securities lending income, net (Note 2)	—	—	—	—	5,016
Total investment income	11,664,887	464,371	21,549	54,891	91,690
EXPENSES:
Advisory fees (Note 3)	1,093,092	48,257	679	1,939	13,564
Service fees (Note 2)	9,619	386	19	57	119
Total expenses	1,102,711	48,643	698	1,996	13,683
Expense waivers (Note 3)	(14,490)	(576)	—	—	(763)
Net expenses	1,088,221	48,067	698	1,996	12,920
Net investment income	10,576,666	416,304	20,851	52,895	78,770
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(1,833)	66	1,456	332	5,758
Investment transactions in affiliates (Note 3)	(9,093)	(304)	—	—	3,661
In-kind redemptions	—	—	—	33,358	4,583
Foreign currency contracts	6,202,897	(248,566)	—	—	—
Net realized gain (loss)	6,191,971	(248,804)	1,456	33,690	14,002
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	89,876	2,369	17,629	44,478	127,750
Investment transactions in affiliates (Note 3)	(11,357)	(476)	—	—	890
Foreign currency contracts	(7,037,096)	392,653	—	—	—
Net increase (decrease) in unrealized appreciation/depreciation	(6,958,577)	394,546	17,629	44,478	128,640
Net realized and unrealized gain (loss) on investments	(766,606)	145,742	19,085	78,168	142,642
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,810,060	$562,046	$39,936	$131,063	$221,412

1For the period March 14, 2024 (commencement of operations) through August 31, 2024.

2For the period December 20, 2023 (commencement of operations) through August 31, 2024.
See Notes to Financial Statements.

228    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2024
	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
INVESTMENT INCOME:
Interest	$2,888,034	$5,827,380	$984,384,658	$10,453,739	$7,182,230
Securities lending income, net (Note 2)	7,233	489	—	177,487	8,484
Less: Foreign withholding taxes on interest	(7,484)	(126,535)	—	—	—
Total investment income	2,887,783	5,701,334	984,384,658	10,631,226	7,190,714
EXPENSES:
Advisory fees (Note 3)	297,707	469,996	26,752,703	691,006	405,866
Service fees (Note 2)	2,183	3,760	784,746	7,071	7,764
Total expenses	299,890	473,756	27,537,449	698,077	413,630
Net investment income	2,587,893	5,227,578	956,847,209	9,933,149	6,777,084
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(464,207)	(3,301,503)	(2,365,551)	(9,654,834)	(4,952,778)
In-kind redemptions	17,807	(1,075,475)	3,697,960	(128,024)	(1,653,853)
Futures contracts	(17,568)	—	—	(2,390,238)	(3,340,993)
Foreign currency contracts	45	(2,259)	—	—	—
Foreign currency related transactions	4	(259,242)	—	—	—
Net realized gain (loss)	(463,919)	(4,638,479)	1,332,409	(12,173,096)	(9,947,624)
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions[2]	3,546,336	3,086,111	(17,517,253)	16,168,174	12,307,659
Futures contracts	30,555	—	—	1,271,191	2,321,620
Foreign currency contracts	—	(78,658)	—	—	—
Translation of assets and liabilities denominated in foreign currencies	51	89,924	—	—	2
Net increase (decrease) in unrealized appreciation/depreciation	3,576,942	3,097,377	(17,517,253)	17,439,365	14,629,281
Net realized and unrealized gain (loss) on investments	3,113,023	(1,541,102)	(16,184,844)	5,266,269	4,681,657
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,700,916	$3,686,476	$940,662,365	$15,199,418	$11,458,741
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	—	$(1,279)	—	—	—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$(4,844)	—	—	—

See Notes to Financial Statements.

WisdomTree Trust    229

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2024
	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Alternative Income Fund
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$1,640,569
Interest	1,664,095	61,041,661	39,833,652	2,512,343	498
Payment-in-kind interest	111,539	—	—	—	—
Securities lending income, net (Note 2)	—	—	36,204	437	33,259
Less: Foreign withholding taxes on interest	—	(498)	—	—	—
Total investment income	1,775,634	61,041,163	39,869,856	2,512,780	1,674,326
EXPENSES:
Advisory fees (Note 3)	191,353	1,875,686	1,097,229	77,068	77,454
Service fees (Note 2)	1,871	55,020	40,232	2,826	682
Total expenses	193,224	1,930,706	1,137,461	79,894	78,136
Net investment income	1,582,410	59,110,457	38,732,395	2,432,886	1,596,190
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(80,576)	(22,909,797)	(28,621,064)	(2,055,711)	(503,989)
In-kind redemptions	—	17,310	(6,648,476)	(86,109)	1,414
Futures contracts	104,983	2,093,444	—	56,146	—
Foreign currency related transactions	—	(1)	—	—	—
Net realized gain (loss)	24,407	(20,799,044)	(35,269,540)	(2,085,674)	(502,575)
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	2,134,477	58,308,818	66,207,628	3,991,968	1,191,628
Futures contracts	(23,694)	(855,948)	—	(12,605)	—
Translation of assets and liabilities denominated in foreign currencies	—	39	3	(1)	—
Net increase in unrealized appreciation/depreciation	2,110,783	57,452,909	66,207,631	3,979,362	1,191,628
Net realized and unrealized gain on investments	2,135,190	36,653,865	30,938,091	1,893,688	689,053
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,717,600	$95,764,322	$69,670,486	$4,326,574	$2,285,243

See Notes to Financial Statements.

230    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2024
	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree PutWrite Strategy Fund
INVESTMENT INCOME:
Dividends	$242,436	$149,502	$—	$—	$—
Dividends from affiliates (Note 3)	—	—	343,313	434,293	219,526
Interest	56,593	24,662	6,708,181	8,955,542	4,708,422
Securities lending income, net (Note 2)	—	1,441	—	—	—
Less: Foreign withholding taxes on dividends	(78)	(12,281)	—	—	—
Total investment income	298,951	163,324	7,051,494	9,389,835	4,927,948
EXPENSES:
Advisory fees (Note 3)	39,315	33,841	784,657	1,222,265	411,900
Service fees (Note 2)	865	331	6,277	8,274	4,119
Total expenses	40,180	34,172	790,934	1,230,539	416,019
Expense waivers (Note 3)	—	—	(11,134)	(13,015)	(5,982)
Net expenses	40,180	34,172	779,800	1,217,524	410,037
Net investment income	258,771	129,152	6,271,694	8,172,311	4,517,911
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(191,995)	(477,455)	5,715	(3,189)	(4,792,560)
Investment transactions in affiliates (Note 3)	—	—	(83,320)	(104,223)	(2,091)
In-kind redemptions	—	358,943	—	—	—
Futures contracts	2,537,209	925,099	2,686,406	4,281,977	—
Written options	—	—	—	—	12,500,927
Foreign currency contracts	—	(8,783)	—	—	—
Foreign currency related transactions	—	8,720	—	(213,888)	—
Net realized gain	2,345,214	806,524	2,608,801	3,960,677	7,706,276
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	4,457,108	1,986,716	30,248	50,078	37,698
Investment transactions in affiliates (Note 3)	—	—	(616,272)	(305,511)	(10,176)
Futures contracts	794,213	253,519	(2,949,066)	779,219	—
Written options	—	—	—	—	(139,346)
Foreign currency contracts	—	25	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	423	—	48,173	—
Net increase (decrease) in unrealized appreciation/depreciation	5,251,321	2,240,683	(3,535,090)	571,959	(111,824)
Net realized and unrealized gain (loss) on investments	7,596,535	3,047,207	(926,289)	4,532,636	7,594,452
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,855,306	$3,176,359	$5,345,405	$12,704,947	$12,112,363
See Notes to Financial Statements.

WisdomTree Trust    231

Statements of Operations (concluded) WisdomTree Trust For the Year Ended August 31, 2024
WisdomTree Target Range Fund
INVESTMENT INCOME:
Interest	$2,411,431
Total investment income	2,411,431
EXPENSES:
Advisory fees (Note 3)	433,798
Service fees (Note 2)	2,727
Total expenses	436,525
Net investment income	1,974,906
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	7,925,913
Written options	(1,590,178)
Net realized gain	6,335,735
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	742,765
Written options	(558,643)
Net increase in unrealized appreciation/depreciation	184,122
Net realized and unrealized gain on investments	6,519,857
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,494,763

See Notes to Financial Statements.

232    WisdomTree Trust

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Emerging Currency Strategy Fund		WisdomTree 1-3 Year Laddered Treasury Fund
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period March 14, 2024* through August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$10,576,666	$11,218,296	$416,304	$313,448	$20,851
Net realized gain (loss) on investments and foreign currency contracts	6,191,971	(12,218,111)	(248,804)	675,222	1,456
Net increase (decrease) in unrealized appreciation/depreciation on investments and foreign currency contracts	(6,958,577)	(3,398,952)	394,546	(317,058)	17,629
Net increase (decrease) in net assets resulting from operations	9,810,060	(4,398,767)	562,046	671,612	39,936
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(11,670,750)	(30,189,364)	(396,000)	(67,060)	(22,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	401,875,278	484,884,700	12,573,472	—	2,002,995
Cost of shares redeemed	(374,261,815)	(651,301,859)	(14,222,905)	—	(100)
Net increase (decrease) in net assets resulting from capital share transactions	27,613,463	(166,417,159)	(1,649,433)	—	2,002,895
Net Increase (Decrease) in Net Assets	25,752,773	(201,005,290)	(1,483,387)	604,552	2,020,831
NET ASSETS:
Beginning of period	$196,577,021	$397,582,311	$8,839,218	$8,234,666	$100
End of period	$222,329,794	$196,577,021	$7,355,831	$8,839,218	$2,020,931
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	7,300,000	13,800,000	500,000	500,000	2
Shares created	15,000,000	17,450,000	700,000	—	40,000
Shares redeemed	(13,950,000)	(23,950,000)	(800,000)	—	(2)
Shares outstanding, end of period	8,350,000	7,300,000	400,000	500,000	40,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    233

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree 7-10 Year Laddered Treasury Fund	WisdomTree Bianco Total Return Fund	WisdomTree Emerging Markets Corporate Bond Fund
	For the Period March 14, 2024* through August 31, 2024	For the Period December 20, 2023* through August 31, 2024	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$52,895	$78,770	$2,587,893	$2,021,304
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	33,690	14,002	(463,919)	(4,548,889)
Net increase in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	44,478	128,640	3,576,942	4,792,493
Net increase in net assets resulting from operations	131,063	221,412	5,700,916	2,264,908
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(55,500)	(73,855)	(2,664,370)	(2,011,150)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,001,676	7,231,212	25,698,304	—
Cost of shares redeemed	(2,013,444)	(492,845)	(3,201,575)	(12,434,694)
Net increase (decrease) in net assets resulting from capital share transactions	2,988,232	6,738,367	22,496,729	(12,434,694)
Net Increase (Decrease) in Net Assets	3,063,795	6,885,924	25,533,275	(12,180,936)
NET ASSETS:
Beginning of period	$100	$100	$40,474,110	$52,655,046
End of period	$3,063,895	$6,886,024	$66,007,385	$40,474,110
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2	4	650,000	850,000
Shares created	100,000	290,000	400,000	—
Shares redeemed	(40,002)	(20,004)	(50,000)	(200,000)
Shares outstanding, end of period	60,000	270,000	1,000,000	650,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

234    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Local Debt Fund		WisdomTree Floating Rate Treasury Fund		WisdomTree Interest Rate Hedged High Yield Bond Fund
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$5,227,578	$5,557,587	$956,847,209	$659,329,668	$9,933,149	$9,425,008
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(4,638,479)	(5,407,599)	1,332,409	(5,845,074)	(12,173,096)	(3,349,698)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,097,377	11,251,873	(17,517,253)	12,928,652	17,439,365	8,383,950
Net increase in net assets resulting from operations	3,686,476	11,401,861	940,662,365	666,413,246	15,199,418	14,459,260
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(672,727)	(2,924,159)	(956,027,359)	(659,971,821)	(9,955,140)	(9,529,600)
Tax return of capital	(3,833,273)	(1,992,841)	—	—	—	—
Total distributions to shareholders	(4,506,000)	(4,917,000)	(956,027,359)	(659,971,821)	(9,955,140)	(9,529,600)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,704,886	23,572,731	5,872,159,760	12,398,272,031	34,725,186	37,619,564
Cost of shares redeemed	(30,791,490)	(14,899,926)	(6,546,208,163)	(2,401,058,039)	(43,506,673)	(74,410,287)
Net increase (decrease) in net assets resulting from capital share transactions	(28,086,604)	8,672,805	(674,048,403)	9,997,213,992	(8,781,487)	(36,790,723)
Net Increase (Decrease) in Net Assets	(28,906,128)	15,157,666	(689,413,397)	10,003,655,417	(3,537,209)	(31,861,063)
NET ASSETS:
Beginning of year	$102,701,320	$87,543,654	$18,055,898,470	$8,052,243,053	$151,180,909	$183,041,972
End of year	$73,795,192	$102,701,320	$17,366,485,073	$18,055,898,470	$147,643,700	$151,180,909
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	3,750,000	3,400,000	358,927,500	160,267,500	7,100,000	8,900,000
Shares created	100,000	900,000	116,650,000	246,370,000	1,600,000	1,800,000
Shares redeemed	(1,150,000)	(550,000)	(129,950,000)	(47,710,000)	(2,000,000)	(3,600,000)
Shares outstanding, end of year	2,700,000	3,750,000	345,627,500	358,927,500	6,700,000	7,100,000

See Notes to Financial Statements.

WisdomTree Trust    235

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund		WisdomTree Mortgage Plus Bond Fund		WisdomTree Voya Yield Enhanced USD Universal Bond Fund
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Period February 7, 2023* through August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$6,777,084	$8,968,292	$1,582,410	$631,093	$59,110,457	$28,108,063
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(9,947,624)	50,514	24,407	(1,445,742)	(20,799,044)	(7,904,045)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	14,629,281	7,050,554	2,110,783	(136,534)	57,452,909	(34,764,904)
Net increase (decrease) in net assets resulting from operations	11,458,741	16,069,360	3,717,600	(951,183)	95,764,322	(14,560,886)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(11,265,043)	(29,161,948)	(1,502,460)	(734,000)	(58,363,596)	(26,966,060)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	58,692,562	28,309,732	29,938,645	4,315,436	167,554,032	1,292,137,938
Cost of shares redeemed	(101,685,871)	(180,755,502)	(4,320,227)	(13,396,567)	(4,781,425)	(97,248,344)
Net increase (decrease) in net assets resulting from capital share transactions	(42,993,309)	(152,445,770)	25,618,418	(9,081,131)	162,772,607	1,194,889,594
Net Increase (Decrease) in Net Assets	(42,799,611)	(165,538,358)	27,833,558	(10,766,314)	200,173,333	1,153,362,648
NET ASSETS:
Beginning of period	$200,829,638	$366,367,996	$25,691,271	$36,457,585	$1,153,362,748	$100
End of period	$158,030,027	$200,829,638	$53,524,829	$25,691,271	$1,353,536,081	$1,153,362,748
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	9,050,000	16,000,000[1]	600,000	800,000	23,960,000	2
Shares created	2,650,000	1,250,000[1]	700,000	100,000	3,460,000	25,920,000
Shares redeemed	(4,600,000)	(8,200,000)[1]	(100,000)	(300,000)	(100,000)	(1,960,002)
Shares outstanding, end of period	7,100,000	9,050,000[1]	1,200,000	600,000	27,320,000	23,960,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1     Shares were adjusted to reflect a 2:1 share split effective August 10, 2023.
See Notes to Financial Statements.

236    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund		WisdomTree Alternative Income Fund
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$38,732,395	$30,508,835	$2,432,886	$2,214,123	$1,596,190	$1,093,104
Net realized loss on investments, futures contracts and foreign currency related transactions	(35,269,540)	(62,925,274)	(2,085,674)	(3,901,829)	(502,575)	(1,017,936)
Net increase in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	66,207,631	23,878,701	3,979,362	2,755,755	1,191,628	463,891
Net increase (decrease) in net assets resulting from operations	69,670,486	(8,537,738)	4,326,574	1,068,049	2,285,243	539,059
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(39,070,160)	(31,267,800)	(2,484,580)	(2,170,000)	(1,639,354)	(1,097,180)
Tax return of capital	—	—	—	—	(277,646)	(214,620)
Total distributions to shareholders	(39,070,160)	(31,267,800)	(2,484,580)	(2,170,000)	(1,917,000)	(1,311,800)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	184,960,473	330,719,000	4,737,470	41,724,047	7,801,984	4,117,174
Cost of shares redeemed	(181,934,085)	(342,770,762)	(66,318,921)	(37,322,440)	—	(1,475,157)
Net increase (decrease) in net assets resulting from capital share transactions	3,026,388	(12,051,762)	(61,581,451)	4,401,607	7,801,984	2,642,017
Net Increase (Decrease) in Net Assets	33,626,714	(51,857,300)	(59,739,457)	3,299,656	8,170,227	1,869,276
NET ASSETS:
Beginning of year	$899,548,461	$951,405,761	$97,944,178	$94,644,522	$12,062,609	$10,193,333
End of year	$933,175,175	$899,548,461	$38,204,721	$97,944,178	$20,232,836	$12,062,609
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	21,100,000	21,400,000	2,100,000	2,000,000	640,000	500,000
Shares created	4,300,000	7,700,000	100,000	900,000	420,000	220,000
Shares redeemed	(4,300,000)	(8,000,000)	(1,400,000)	(800,000)	—	(80,000)
Shares outstanding, end of year	21,100,000	21,100,000	800,000	2,100,000	1,060,000	640,000

See Notes to Financial Statements.

WisdomTree Trust    237

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)		WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)		WisdomTree Enhanced Commodity Strategy Fund (consolidated)
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$258,771	$91,125	$129,152	$116,545	$6,271,694	$5,666,477
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	2,345,214	78,789	806,524	168,033	2,608,801	(28,210,882)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	5,251,321	1,156,665	2,240,683	1,637,809	(3,535,090)	13,879,414
Net increase (decrease) in net assets resulting from operations	7,855,306	1,326,579	3,176,359	1,922,387	5,345,405	(8,664,991)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(307,865)	(29,464)	(552,534)	(108,732)	(6,008,710)	(47,895,505)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,031,024	6,956,371	1,680,579	1,143,090	37,947,171	42,637,612
Cost of shares redeemed	—	—	(1,489,987)	(2,492,429)	(79,312,402)	(116,063,950)
Net increase (decrease) in net assets resulting from capital share transactions	21,031,024	6,956,371	190,592	(1,349,339)	(41,365,231)	(73,426,338)
Net Increase (Decrease) in Net Assets	28,578,465	8,253,486	2,814,417	464,316	(42,028,536)	(129,986,834)
NET ASSETS:
Beginning of year	$11,386,251	$3,132,765	$7,080,435	$6,616,119	$166,736,778	$296,723,612
End of year	$39,964,716	$11,386,251	$9,894,852	$7,080,435	$124,708,242	$166,736,778
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	450,000	150,000	300,000	350,000	9,250,000	13,050,000
Shares created	650,000	300,000	50,000	50,000	2,050,000	2,350,000
Shares redeemed	—	—	(50,000)	(100,000)	(4,550,000)	(6,150,000)
Shares outstanding, end of year	1,100,000	450,000	300,000	300,000	6,750,000	9,250,000

See Notes to Financial Statements.

238    WisdomTree Trust

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree Managed Futures Strategy Fund (consolidated)		WisdomTree PutWrite Strategy Fund		WisdomTree Target Range Fund
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$8,172,311	$4,181,315	$4,517,911	$3,506,075	$1,974,906	$1,419,098
Net realized gain (loss) on investments, futures contracts, written options and foreign currency related transactions	3,960,677	2,066,150	7,706,276	(104,849)	6,335,735	(6,017,393)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, written options and translation of assets and liabilities denominated in foreign currencies	571,959	2,059,028	(111,824)	6,245,588	184,122	6,461,766
Net increase in net assets resulting from operations	12,704,947	8,306,493	12,112,363	9,646,814	8,494,763	1,863,471
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,722,950)	(6,642,066)	(4,517,911)	(3,506,281)	(2,807,000)	(255,407)
Tax return of capital	—	—	(5,528,089)	(5,830,787)	—	—
Total distributions to shareholders	(7,722,950)	(6,642,066)	(10,046,000)	(9,337,068)	(2,807,000)	(255,407)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	83,160,877	45,812,785	55,826,366	15,779,740	2,907,822	15,071,197
Cost of shares redeemed	(34,840,624)	(33,930,890)	(31,656,191)	(21,614,436)	(10,395,656)	(4,308,280)
Net increase (decrease) in net assets resulting from capital share transactions	48,320,253	11,881,895	24,170,175	(5,834,696)	(7,487,834)	10,762,917
Net Increase (Decrease) in Net Assets	53,302,250	13,546,322	26,236,538	(5,524,950)	(1,800,071)	12,370,981
NET ASSETS:
Beginning of year	$154,144,939	$140,598,617	$98,796,599	$104,321,549	$64,046,432	$51,675,451
End of year	$207,447,189	$154,144,939	$125,033,137	$98,796,599	$62,246,361	$64,046,432
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	4,400,000	4,050,000	3,100,000	3,300,000	2,850,000	2,350,000
Shares created	2,350,000	1,350,000	1,700,000	500,000	125,000	700,000
Shares redeemed	(950,000)	(1,000,000)	(1,000,000)	(700,000)	(450,000)	(200,000)
Shares outstanding, end of year	5,800,000	4,400,000	3,800,000	3,100,000	2,525,000	2,850,000
See Notes to Financial Statements.

WisdomTree Trust    239

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of year	$26.93	$28.81	$25.57	$26.23	$28.11
Investment operations:
Net investment income (loss)[1]	1.29	0.96	0.06	(0.12)	0.05
Net realized and unrealized gain (loss)	0.17[2]	(0.80)	3.18	(0.37)	(1.11)
Net increase from payment by sub-adviser	—	—	0.00[3]	—	—
Total from investment operations	1.46	0.16	3.24	(0.49)	(1.06)
Dividends and distributions to shareholders:
Net investment income	(1.76)	(0.28)	—	(0.17)	(0.82)
Capital gains	—	(1.76)	—	—	—
Total dividends and distributions to shareholders	(1.76)	(2.04)	—	(0.17)	(0.82)
Net asset value, end of year	$26.63	$26.93	$28.81	$25.57	$26.23
TOTAL RETURN[4]	5.77%	0.71%	12.67%[5]	(1.85)%	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$222,330	$196,577	$397,582	$143,168	$83,951
Ratios to average net assets of:
Expenses[6,7]	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	4.84%	3.52%	0.21%	(0.45)%	0.19%
Portfolio turnover rate[8,9]	106%	78%	156%	55%	266%
WisdomTree Emerging Currency Strategy Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of year	$17.68	$16.47	$18.19	$17.55	$18.19
Investment operations:
Net investment income (loss)[1]	0.85	0.63	(0.04)	(0.09)	0.12
Net realized and unrealized gain (loss)	0.22	0.71	(1.68)	0.85	(0.41)
Total from investment operations	1.07	1.34	(1.72)	0.76	(0.29)
Dividends to shareholders:
Net investment income	(0.36)	(0.13)	—	(0.12)	(0.35)
Net asset value, end of year	$18.39	$17.68	$16.47	$18.19	$17.55
TOTAL RETURN[4]	6.11%	8.20%	(9.46)%	4.31%	(1.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$7,356	$8,839	$8,235	$12,732	$10,532
Ratios to average net assets of:
Expenses[6,7]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	4.74%	3.67%	(0.21)%	(0.51)%	0.65%
Portfolio turnover rate[8]	132%[9]	0%	36%[9]	26%[9]	0%

1   Based on average shares outstanding.

2   The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3   Amount represents less than $0.005.

4   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

5   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

6   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7   Does not include expenses of the underlying investment companies in which the Fund invests.

8   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9   During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only long-term security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

See Notes to Financial Statements.

240    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 1-3 Year Laddered Treasury Fund	For the Period March 14, 2024* through August 31, 2024
Net asset value, beginning of period	$49.97
Investment operations:
Net investment income[1]	1.07
Net realized and unrealized gain	0.48
Total from investment operations	1.55
Dividends to shareholders:
Net investment income	(1.00)
Net asset value, end of period	$50.52
TOTAL RETURN[2]	3.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,021
Ratios to average net assets of:
Expenses	0.15%[3]
Net investment income	4.61%[3]
Portfolio turnover rate[4]	53%
WisdomTree 7-10 Year Laddered Treasury Fund	For the Period March 14, 2024* through August 31, 2024
Net asset value, beginning of period	$49.89
Investment operations:
Net investment income[1]	0.94
Net realized and unrealized gain	1.16
Total from investment operations	2.10
Dividends to shareholders:
Net investment income	(0.93)
Net asset value, end of period	$51.06
TOTAL RETURN[2]	4.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,064
Ratios to average net assets of:
Expenses	0.15%[3]
Net investment income	4.09%[3]
Portfolio turnover rate[4]	19%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3   Annualized.

4   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    241

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Bianco Total Return Fund	For the Period December 20, 2023* through August 31, 2024
Net asset value, beginning of period	$24.97
Investment operations:
Net investment income[1]	0.50
Net realized and unrealized gain	0.50
Total from investment operations	1.00
Dividends to shareholders:
Net investment income	(0.47)
Net asset value, end of period	$25.50
TOTAL RETURN[2]	4.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$6,886
Ratios to average net assets of:
Expenses, net of expense waivers[3]	0.48%[4]
Expenses, prior to expense waivers[3]	0.50%[4]
Net investment income	2.90%[4]
Portfolio turnover rate[5]	72%
WisdomTree Emerging Markets Corporate Bond Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of year	$62.27	$61.95	$76.11	$74.14	$72.72
Investment operations:
Net investment income[1]	3.32	2.74	2.53	2.63	2.99
Net realized and unrealized gain (loss)	3.88	0.33	(14.16)	1.94	1.47
Total from investment operations	7.20	3.07	(11.63)	4.57	4.46
Dividends to shareholders:
Net investment income	(3.46)	(2.75)	(2.53)	(2.60)	(3.04)
Net asset value, end of year	$66.01	$62.27	$61.95	$76.11	$74.14
TOTAL RETURN[2]	11.92%	5.11%	(15.52)%	6.26%	6.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$66,007	$40,474	$52,655	$53,279	$29,655
Ratios to average net assets of:
Expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	5.22%	4.45%	3.70%	3.48%	4.13%
Portfolio turnover rate[5]	147%	142%	36%	56%	43%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Bianco Total Return Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies in which the Fund invests.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

242    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Local Debt Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of year	$27.39	$25.75	$32.48	$32.70	$34.35
Investment operations:
Net investment income[1]	1.66	1.50	1.57	1.64	1.83
Net realized and unrealized gain (loss)	(0.28)	1.46	(6.89)	(0.33)	(1.76)
Total from investment operations	1.38	2.96	(5.32)	1.31	0.07
Dividends and distributions to shareholders:
Net investment income	(0.21)	(0.79)	(0.48)	(0.52)	(0.60)
Tax return of capital	(1.23)	(0.53)	(0.93)	(1.01)	(1.12)
Total dividends and distributions to shareholders	(1.44)	(1.32)	(1.41)	(1.53)	(1.72)
Net asset value, end of year	$27.33	$27.39	$25.75	$32.48	$32.70
TOTAL RETURN[2]	5.24%	11.83%	(16.69)%	4.06%	0.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$73,795	$102,701	$87,544	$134,784	$127,519
Ratios to average net assets of:
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	6.12%	5.68%	5.47%	4.97%	5.42%
Portfolio turnover rate[3]	14%	21%	31%	31%	29%
WisdomTree Floating Rate Treasury Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022[4]	For the Year Ended August 31, 2021[4]	For the Year Ended August 31, 2020[4]
Net asset value, beginning of year	$50.31	$50.24	$50.21	$50.23	$50.11
Investment operations:
Net investment income (loss)[1]	2.70	2.37	0.56	(0.01)	0.48
Net realized and unrealized gain (loss)	(0.04)	(0.04)[5]	(0.24)	0.01	0.13
Total from investment operations	2.66	2.33	0.32	0.00[6]	0.61
Dividends and distributions to shareholders:
Net investment income	(2.72)	(2.26)	(0.29)	(0.01)	(0.49)
Capital gains	—	(0.00)[6]	(0.00)[6]	(0.01)	—
Total dividends and distributions to shareholders	(2.72)	(2.26)	(0.29)	(0.02)	(0.49)
Net asset value, end of year	$50.25	$50.31	$50.24	$50.21	$50.23
TOTAL RETURN[2]	5.41%	4.75%	0.63%	0.00%[7]	1.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$17,366,485	$18,055,898	$8,052,243	$1,086,455	$1,491,940
Ratios to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.37%	4.71%	1.12%	(0.02)%	0.95%
Portfolio turnover rate[3]	157%	167%	170%	147%	163%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

3Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

4Per share amounts were adjusted to reflect a 1:2 reverse share split effective March 24, 2022.

5The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

6Amount represents less than $0.005.

7Amount represents less than 0.005%.
See Notes to Financial Statements.

WisdomTree Trust    243

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of year	$21.29	$20.57	$22.19	$21.40	$23.13
Investment operations:
Net investment income[1]	1.34	1.20	0.98	0.96	1.20
Net realized and unrealized gain (loss)	0.76	0.74	(1.65)	0.78	(1.73)
Net increase from payment by sub-adviser	—	—	—	0.01	—
Total from investment operations	2.10	1.94	(0.67)	1.75	(0.53)
Dividends to shareholders:
Net investment income	(1.35)	(1.22)	(0.95)	(0.96)	(1.20)
Net asset value, end of year	$22.04	$21.29	$20.57	$22.19	$21.40
TOTAL RETURN[2]	10.14%	9.74%	(3.11)%	8.33%[3]	(2.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$147,644	$151,181	$183,042	$166,447	$128,377
Ratios to average net assets of:
Expenses	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	6.18%	5.77%	4.53%	4.40%	5.43%
Portfolio turnover rate[4]	49%	21%	23%	40%	101%[5,6]
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023[7]	For the Year Ended August 31, 2022[7]	For the Year Ended August 31, 2021[7]	For the Year Ended August 31, 2020[7]
Net asset value, beginning of year	$22.19	$22.90	$23.41	$23.52	$23.85
Investment operations:
Net investment income[1]	0.85	0.74	0.42	0.35	0.56
Net realized and unrealized gain (loss)	0.61	0.63	(0.51)	(0.03)	(0.30)
Total from investment operations	1.46	1.37	(0.09)	0.32	0.26
Dividends and distributions to shareholders:
Net investment income	(0.88)	(0.77)	(0.42)	(0.43)	(0.59)
Capital gains	(0.51)	(1.31)	—	—	—
Total dividends and distributions to shareholders	(1.39)	(2.08)	(0.42)	(0.43)	(0.59)
Net asset value, end of year	$22.26	$22.19	$22.90	$23.41	$23.52
TOTAL RETURN[2]	6.82%	6.35%	(0.39)%	1.34%	1.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$158,030	$200,830	$366,368	$215,330	$94,088
Ratios to average net assets of:
Expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income	3.84%	3.34%	1.79%	1.47%	2.36%
Portfolio turnover rate[4]	111%	171%	131%	81%	70%
Portfolio turnover rate excluding TBA roll transactions[4]	57%	132%	42%	23%	33%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

3Includes a voluntary reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the voluntary reimbursement, total return would have been 0.05% lower.

4Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on June 1, 2020.

6On June 4, 2020, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

7Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.

See Notes to Financial Statements.

244    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Mortgage Plus Bond Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period November 14, 2019* through August 31, 2020
Net asset value, beginning of period	$42.82	$45.57	$50.94	$51.64	$50.26
Investment operations:
Net investment income[1]	1.60	1.21	0.50	0.45	0.66
Net realized and unrealized gain (loss)	1.68	(2.51)	(5.19)	0.06	1.55
Total from investment operations	3.28	(1.30)	(4.69)	0.51	2.21
Dividends and distributions to shareholders:
Net investment income	(1.50)	(1.45)	(0.68)	(0.88)	(0.83)
Capital gains	—	—	—	(0.32)	—
Tax return of capital	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(1.50)	(1.45)	(0.68)	(1.21)	(0.83)
Net asset value, end of period	$44.60	$42.82	$45.57	$50.94	$51.64
TOTAL RETURN[2]	7.87%	(2.87)%	(9.27)%	0.99%	4.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$53,525	$25,691	$36,458	$40,754	$30,986
Ratios to average net assets of:
Expenses	0.45%	0.45%	0.45%	0.45%	0.45%[3]
Net investment income	3.72%	2.77%	1.02%	0.88%	1.64%[3]
Portfolio turnover rate[4]	106%	93%	373%	430%	278%
Portfolio turnover rate excluding TBA roll transactions[4]	23%	41%	19%	47%	70%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	For the Year Ended August 31, 2024	For the Period February 7, 2023* through August 31, 2023
Net asset value, beginning of period	$48.14	$49.64
Investment operations:
Net investment income[1]	2.28	1.24
Net realized and unrealized gain (loss)	1.37	(1.54)
Total from investment operations	3.65	(0.30)
Dividends to shareholders:
Net investment income	(2.25)	(1.20)
Net asset value, end of period	$49.54	$48.14
TOTAL RETURN[2]	7.81%	(0.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,353,536	$1,153,363
Ratios to average net assets of:
Expenses	0.15%	0.15%[3]
Net investment income	4.73%	4.51%[3]
Portfolio turnover rate[4]	85%	57%
Portfolio turnover rate excluding TBA roll transactions[4]	72%	53%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    245

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of year	$42.63	$44.46	$52.61	$53.93	$52.71
Investment operations:
Net investment income[1]	1.82	1.49	0.96	0.85	1.28
Net realized and unrealized gain (loss)	1.62	(1.80)	(8.05)	(0.76)	1.38
Total from investment operations	3.44	(0.31)	(7.09)	0.09	2.66
Dividends and distributions to shareholders:
Net investment income	(1.84)	(1.52)	(1.04)	(1.14)	(1.44)
Capital gains	—	—	(0.02)	(0.27)	—
Total dividends and distributions to shareholders	(1.84)	(1.52)	(1.06)	(1.41)	(1.44)
Net asset value, end of year	$44.23	$42.63	$44.46	$52.61	$53.93
TOTAL RETURN[2]	8.28%	(0.66)%	(13.62)%	0.18%	5.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$933,175	$899,548	$951,406	$1,089,075	$1,315,856
Ratios to average net assets of:
Expenses, net of expense waivers	0.12%	0.12%	0.12%	0.12%[3]	0.12%
Expenses, prior to expense waivers	0.12%	0.12%	0.12%	0.15%	0.20%
Net investment income	4.24%	3.46%	1.97%	1.61%	2.43%
Portfolio turnover rate[4]	83%	117%	293%	148%	88%
Portfolio turnover rate excluding TBA roll transactions[4]	51%	50%	40%	41%	65%
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of year	$46.64	$47.32	$51.23	$51.60	$50.58
Investment operations:
Net investment income[1]	1.78	1.19	0.49	0.50	1.19
Net realized and unrealized gain (loss)	1.24	(0.74)	(3.81)	(0.14)	1.05
Total from investment operations	3.02	0.45	(3.32)	0.36	2.24
Dividends and distributions to shareholders:
Net investment income	(1.90)	(1.13)	(0.53)	(0.51)	(1.22)
Capital gains	—	—	(0.06)	(0.22)	—
Total dividends and distributions to shareholders	(1.90)	(1.13)	(0.59)	(0.73)	(1.22)
Net asset value, end of year	$47.76	$46.64	$47.32	$51.23	$51.60
TOTAL RETURN[2]	6.62%	0.96%	(6.52)%	0.69%	4.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$38,205	$97,944	$94,645	$199,802	$113,529
Ratios to average net assets of:
Expenses, net of expense waivers	0.12%	0.12%	0.12%	0.12%[3]	0.12%
Expenses, prior to expense waivers	0.12%	0.12%	0.12%	0.15%	0.20%
Net investment income	3.79%	2.54%	1.00%	0.97%	2.34%
Portfolio turnover rate[4]	179%	124%	193%	224%	106%
Portfolio turnover rate excluding TBA roll transactions[4]	114%	19%	21%	49%	46%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3The investment advisor had contractually agreed to limit the advisory fee to 0.12% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.12%.

4Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

246    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Alternative Income Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period May 6, 2021* through August 31, 2021
Net asset value, beginning of period	$18.85	$20.39	$25.79	$24.96
Investment operations:
Net investment income[1]	1.90	1.94	1.49	0.43
Net realized and unrealized gain (loss)	0.61	(1.15)	(4.82)	0.40
Total from investment operations	2.51	0.79	(3.33)	0.83
Dividends and distributions to shareholders:
Net investment income	(1.97)	(1.97)	(1.66)	—
Capital gains	—	—	(0.01)	—
Tax return of capital	(0.30)	(0.36)	(0.40)	—
Total dividends and distributions to shareholders	(2.27)	(2.33)	(2.07)	—
Net asset value, end of period	$19.09	$18.85	$20.39	$25.79
TOTAL RETURN[2]	14.54%	5.28%	(13.50)%	3.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,233	$12,063	$10,193	$10,315
Ratios to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%[3]
Net investment income	10.30%	10.64%	6.35%	5.39%[3]
Portfolio turnover rate[4]	33%	33%	52%	2%
WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period March 17, 2022* through August 31, 2022
Net asset value, beginning of period	$25.30	$20.89	$25.31
Investment operations:
Net investment income[1]	0.40	0.34	0.13
Net realized and unrealized gain (loss)	11.24	4.24	(4.55)
Total from investment operations	11.64	4.58	(4.42)
Dividends to shareholders:
Net investment income	(0.61)	(0.17)	—
Net asset value, end of period	$36.33	$25.30	$20.89
TOTAL RETURN[2]	47.24%	22.14%	(17.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$39,965	$11,386	$3,133
Ratios to average net assets of:
Expenses	0.20%	0.20%	0.20%[3]
Net investment income	1.32%	1.46%	1.26%[3]
Portfolio turnover rate[4]	30%	20%	12%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    247

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 16, 2021* through August 31, 2022
Net asset value, beginning of period	$23.60	$18.90	$24.49
Investment operations:
Net investment income[1]	0.43	0.38	0.26
Net realized and unrealized gain (loss)	10.79	4.65	(5.85)
Total from investment operations	11.22	5.03	(5.59)
Dividends to shareholders:
Net investment income	(1.84)	(0.33)	—
Net asset value, end of period	$32.98	$23.60	$18.90
TOTAL RETURN[2]	51.48%	26.95%	(22.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,895	$7,080	$6,616
Ratios to average net assets of:
Expenses	0.45%	0.45%	0.45%[3]
Net investment income	1.72%	1.62%	1.40%[3]
Portfolio turnover rate[4]	17%	16%	27%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

248    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Enhanced Commodity Strategy Fund (consolidated)^	Post-Reorganization				Pre-Reorganization
	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period December 19, 2020 through August 31, 2021	For the Period January 1, 2020 through December 18, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$18.03	$22.74	$22.12	$18.74	$18.80	$17.50
Investment operations:
Net investment income (loss)[1]	0.80	0.53	(0.01)	(0.08)	(0.03)	0.23
Net realized and unrealized gain (loss)	0.27[2]	(1.14)	2.66	3.46	(0.03)	1.07
Net increase from payment by sub-adviser	—	—	—	0.00[3]	0.00[3]	—
Total from investment operations	1.07	(0.61)	2.65	3.38	(0.06)	1.30
Dividends and distributions to shareholders:
Net investment income	(0.62)	(4.10)	(2.03)	—	—	—
Capital gains	—	—	(0.00)[3]	—	—	—
Total dividends and distributions to shareholders	(0.62)	(4.10)	(2.03)	—	—	—
Net asset value, end of period	$18.48	$18.03	$22.74	$22.12	$18.74	$18.80
TOTAL RETURN[4]	6.18%	(2.56)%	12.81%	18.04%[5]	(0.32)%[5]	7.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$124,708	$166,737	$296,724	$193,552	$99,333	$127,836
Ratios to average net assets of:
Expenses, net of expense waivers	0.55%[6]	0.55%[6]	0.55%[6]	0.55%[6,7]	0.75%[7]	0.75%
Expenses, prior to expense waivers	0.55%[6]	0.55%[6]	0.55%[6]	0.55%[6,7]	0.85%[7]	0.85%
Net investment income (loss)	4.40%	2.87%	(0.06)%	(0.52)%[7]	(0.18)%[7]	1.30%
Portfolio turnover rate[8]	42%[9]	0%	47%[9]	22%[9]	0%	0%

^     After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

1Based on average shares outstanding.

2The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3Amount represents less than $0.005.

4Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

5Includes a voluntary reimbursement from the advisor for brokerage commissions incurred in connection with the Reorganization. Excluding this reimbursement, total return would have been unchanged.

6Does not include expenses of the underlying investment companies in which the Fund invests.

7Annualized.

8Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year). During the fiscal year ended August 31, 2024, the WisdomTree Enhanced Commodity Strategy Fund additionally began investing in another long-term security, the WisdomTree Bitcoin Fund.

See Notes to Financial Statements.

WisdomTree Trust    249

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Managed Futures Strategy Fund (consolidated)	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of year	$35.03	$34.72	$41.41	$35.31	$39.08
Investment operations:
Net investment income (loss)[1]	1.55	1.02	(0.09)	(0.23)	0.17
Net realized and unrealized gain (loss)	0.85	0.96	(1.39)	6.50	(3.34)
Net increase from payment by sub-adviser	—	—	—	0.00[2]	—
Total from investment operations	2.40	1.98	(1.48)	6.27	(3.17)
Dividends to shareholders:
Net investment income	(1.66)	(1.67)	(5.21)	(0.17)	(0.60)
Net asset value, end of year	$35.77	$35.03	$34.72	$41.41	$35.31
TOTAL RETURN[3]	7.16%	6.00%	(3.91)%	17.83%[4]	(8.17)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$207,447	$154,145	$140,599	$147,001	$112,993
Ratios to average net assets of:
Expenses, net of expense waivers[5]	0.65%	0.65%	0.65%	0.65%[6]	0.65%
Expenses, prior to expense waivers[5]	0.65%	0.65%	0.65%	0.68%	0.75%
Net investment income (loss)	4.35%	3.05%	(0.24)%	(0.60)%	0.46%
Portfolio turnover rate[7,8]	37%	16%	7%	25%	97%
WisdomTree PutWrite Strategy Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023[9]	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020
Net asset value, beginning of year	$31.87	$31.61	$32.79	$26.64	$27.45
Investment operations:
Net investment income (loss)[1]	1.56	1.14	0.01	(0.11)	0.24
Net realized and unrealized gain (loss)	2.89	2.14	(1.19)	6.67	(0.63)
Total from investment operations	4.45	3.28	(1.18)	6.56	(0.39)
Dividends and distributions to shareholders:
Net investment income	(1.57)	(1.09)	—	(0.41)	(0.42)
Tax return of capital	(1.85)	(1.93)	—	—	—
Total dividends and distributions to shareholders	(3.42)	(3.02)	—	(0.41)	(0.42)
Net asset value, end of year	$32.90	$31.87	$31.61	$32.79	$26.64
TOTAL RETURN[3]	14.68%	11.06%	(3.60)%	24.87%	(1.52)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$125,033	$98,797	$104,322	$63,940	$117,225
Ratios to average net assets of:
Expenses, net of expense waivers[5]	0.44%	0.44%	0.44%	0.44%	0.41%
Expenses, prior to expense waivers[5]	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income (loss)	4.83%	3.64%	0.02%	(0.38)%	0.90%
Portfolio turnover rate[7,8]	32%	12%[9]	8%	18%	72%

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

5Does not include expenses of the underlying investment companies in which the Fund invests.

6The investment advisor had contractually agreed to limit the advisory fee to 0.65% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.65%.

7Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year). During the fiscal year ended August 31, 2024, the WisdomTree Managed Futures Strategy Fund additionally began investing in another long-term security, the WisdomTree Bitcoin Fund.

9The information reflects the investment objective and strategy of the WisdomTree CBOE S&P 500 PutWrite Strategy Fund through October 24, 2022 and the investment objective and strategy of the WisdomTree PutWrite Strategy Fund thereafter.
See Notes to Financial Statements.

250    WisdomTree Trust

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Target Range Fund	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period October 7, 2021* through August 31, 2022
Net asset value, beginning of period	$22.47	$21.99	$24.99
Investment operations:
Net investment income (loss)[1]	0.73	0.53	(0.01)
Net realized and unrealized gain (loss)	2.48	0.05	(2.99)
Total from investment operations	3.21	0.58	(3.00)
Dividends to shareholders:
Net investment income	(1.03)	(0.10)	—
Net asset value, end of period	$24.65	$22.47	$21.99
TOTAL RETURN[2]	14.74%	2.65%	(12.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$62,246	$64,046	$51,675
Ratios to average net assets of:
Expenses	0.70%	0.70%	0.70%[3]
Net investment income (loss)	3.19%	2.42%	(0.06)%[3]
Portfolio turnover rate[4]	0%	5%	0%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    251

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree 1-3 Year Laddered Treasury Fund (“1-3 Year Laddered Treasury Fund”)	March 14, 2024
WisdomTree 7-10 Year Laddered Treasury Fund (“7-10 Year Laddered Treasury Fund”)	March 14, 2024
WisdomTree Bianco Total Return Fund (“Bianco Total Return Fund”)	December 20, 2023
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Mortgage Plus Bond Fund (“Mortgage Plus Bond Fund”)	November 14, 2019
WisdomTree Voya Yield Enhanced USD Universal Bond Fund (“Voya Yield Enhanced USD Universal Bond Fund”)	February 7, 2023
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree Alternative Income Fund (“Alternative Income Fund”)	May 6, 2021
WisdomTree Efficient Gold Plus Equity Strategy Fund (“Efficient Gold Plus Equity Strategy Fund”) (consolidated)	March 17, 2022
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (“Efficient Gold Plus Gold Miners Strategy Fund”) (consolidated)	December 16, 2021
WisdomTree Enhanced Commodity Strategy Fund (“Enhanced Commodity Strategy Fund”) (consolidated)	January 23, 2008*
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011
WisdomTree PutWrite Strategy Fund (“PutWrite Strategy Fund”)	February 24, 2016
WisdomTree Target Range Fund (“Target Range Fund”)	October 7, 2021
* Commencement of operations date shown is that of the predecessor fund. After the close of business December 18, 2020, the predecessor fund was reorganized into the Enhanced Commodity Strategy Fund.

Each Fund is actively managed except for the 1-3 Year Laddered Treasury Fund, 7-10 Year Laddered Treasury Fund, Bianco Total Return Fund, Floating Rate Treasury Fund, Interest Rate Hedged High Yield Bond Fund, Interest Rate Hedged U.S. Aggregate Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund, Yield Enhanced U.S. Short-Term Aggregate Bond Fund, Alternative Income Fund, and PutWrite Strategy Fund, which seek to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

252    WisdomTree Trust

Notes to Financial Statements (continued)

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Efficient Gold Plus Equity Strategy Fund, Efficient Gold Plus Gold Miners Strategy Fund, Enhanced Commodity Strategy Fund and Managed Futures Strategy Fund (each a “Parent Fund”), include the accounts of WisdomTree Efficient Gold Plus Equity Strategy Portfolio I, WisdomTree Efficient Gold Plus Gold Miners Strategy Portfolio I, WisdomTree Enhanced Commodity Strategy Portfolio I and WisdomTree Managed Futures Portfolio I, respectively, each a wholly-owned and controlled Cayman Islands subsidiary (each a “Subsidiary”). For each Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Parent Fund’s investment in its Subsidiary may not exceed 25% of the respective Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. For all Funds, except for U.S. Dollar Bullish Fund, foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider, respectively, except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 2:00 pm Singapore time closing spot and forward rates provided by an independent pricing service provider, respectively. U.S. Dollar Bullish Fund values foreign currency contracts on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. Eastern time closing spot and forward rates provided by an independent pricing service provider, respectively. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the 4:00 p.m. Eastern time bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available

WisdomTree Trust    253

Notes to Financial Statements (continued)

or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; (viii) option contracts valued at the mean of bid/ask prices; and (ix) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Option contracts generally are valued at the mean of bid/ask prices and are categorized as Level 2 on the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate for option contracts not valued at the mean of bid/ask prices (i.e., Level 2 of the fair value hierarchy) or option contracts not valued at the last sale price or official closing price on the exchange on which they are principally traded (i.e., Level 1 of the fair value hierarchy). Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent

254    WisdomTree Trust

Notes to Financial Statements (continued)

pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year or period ended August 31, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, foreign currency futures contracts, commodity futures contracts, interest rate futures contracts, equity futures contracts, digital assets futures contracts and equity options contracts during the fiscal year ended August 31, 2024 and open positions in such derivatives as of August 31, 2024 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. The Funds’ derivative agreements may also contain credit-risk-related contingent features which may include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at August 31, 2024 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk-related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of August 31, 2024, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At August 31, 2024, no event occurred that triggered a credit-risk-related contingent feature.

As of August 31, 2024, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$1,208,141	Unrealized depreciation on foreign currency contracts	$4,303,383
Emerging Currency Strategy Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	208,004	Unrealized depreciation on foreign currency contracts	29,808
Emerging Markets Corporate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	89,060	Unrealized depreciation on futures contracts*	83,013
Emerging Markets Local Debt Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	47,247	Unrealized depreciation on foreign currency contracts	134,261
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	506,035	Unrealized depreciation on futures contracts*	20,563
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	793,463	Unrealized depreciation on futures contracts*	—

WisdomTree Trust    255

Notes to Financial Statements (continued)
Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Mortgage Plus Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	$ —	Unrealized depreciation on futures contracts*	$ 10,782
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	842,723	Unrealized depreciation on futures contracts*	1,531,896
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	1,926	Unrealized depreciation on futures contracts*	14,531
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	633,730	Unrealized depreciation on futures contracts*	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	140,340	Unrealized depreciation on futures contracts*	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	2,850,421	Unrealized depreciation on futures contracts*	6,691,008
Managed Futures Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	864,480	Unrealized depreciation on futures contracts*	1,768,475
Equity risk	Unrealized appreciation on futures contracts*	3,467,717	Unrealized depreciation on futures contracts*	—
Foreign currency risk	Unrealized appreciation on futures contracts*	343,774	Unrealized depreciation on futures contracts*	26,149
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	264,781
PutWrite Strategy Fund
Equity risk			Written options, at value	1,190,683
Target Range Fund
Equity risk	Purchased options, at value**	13,123,065	Written options, at value	704,846

*    Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 259 for additional information regarding balance sheet location of balances associated with futures contracts.

**   Purchased options, at value are reported in the Fund’s Investment in securities, at value within the Statements of Assets and Liabilities.

For the fiscal year ended August 31, 2024, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign currency risk	$ 6,202,897	$(7,037,096)
Emerging Currency Strategy Fund
Foreign currency risk	(248,566)	392,653
Emerging Markets Corporate Bond Fund
Foreign currency risk	45	—
Interest rate risk	(17,568)	30,555
Emerging Markets Local Debt Fund
Foreign currency risk	(2,259)	(78,658)
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	(2,390,238)	1,271,191

256    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	$ (3,340,993)	$ 2,321,620
Mortgage Plus Bond Fund
Interest rate risk	104,983	(23,694)
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	2,093,444	(855,948)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	56,146	(12,605)
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	2,537,209	794,213
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	925,099	253,519
Foreign currency risk	(8,783)	25
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	(1,852,466)	(2,946,666)
Digital asset risk	4,538,872	(2,400)
Managed Futures Strategy Fund (consolidated)
Commodity risk	(5,046,015)	(1,809,780)
Digital asset risk	2,962,683	(6,675)
Equity risk	6,937,294	2,519,346
Foreign currency risk	(420,500)	226,835
Interest rate risk	(151,485)	(150,507)
PutWrite Strategy Fund
Equity risk	14,986,208	(139,346)
Target Range Fund
Equity risk	6,335,929	170,368
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Commodity risk	Net realized gain (loss) from futures contracts
Digital assets risk	Net realized gain (loss) from futures contracts
Equity risk	Net realized gain (loss) from purchased options are included in net realized gain (loss) from investment transactions
Net realized gain (loss) from written options
Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Net realized gain (loss) from futures contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Commodity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Digital assets risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Equity risk	Net realized gain (loss) from purchased options are included in net increase (decrease) in unrealized appreciation/depreciation from investment transactions
Net increase (decrease) in unrealized appreciation/depreciation from written options
Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

WisdomTree Trust    257

Notes to Financial Statements (continued)

During the fiscal year ended August 31, 2024, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
U.S. Dollar Bullish Fund
Foreign currency risk	$246,672,298	$462,820,016	$ —	$ —	$ —	$ —
Emerging Currency Strategy Fund
Foreign currency risk	12,141,701	3,443,400	—	—	—	—
Emerging Markets Corporate Bond Fund
Foreign currency risk[1]	—	79	—	—	—	—
Interest rate risk	—	—	8,728,511	8,417,082	—	—
Emerging Markets Local Debt Fund
Foreign currency risk	7,163,667	1,768,072	—	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	—	—	1,347,331	144,601,429	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	—	—	—	207,205,142	—	—
Mortgage Plus Bond Fund
Interest rate risk	—	—	3,837,382	391,465	—	—
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	—	—	88,324,070	48,287,611	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	—	—	2,310,634	796,761	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	—	—	18,082,660	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	—	—	6,813,648	—	—	—
Foreign currency risk	4,922	—	—	—	—	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	—	—	155,449,638	17,820,608	—	—
Digital risk	—	—	2,943,887	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity risk	—	—	33,215,525	36,114,882	—	—
Digital risk	—	—	2,653,423	—	—	—
Equity risk	—	—	63,806,283	—	—	—
Foreign currency risk	—	—	18,690,529	—	—	—
Interest rate risk	—	—	14,054,906	13,523,343	—	—
PutWrite Strategy Fund
Equity risk	—	—	—	—	14,078,215	97,274,354
Target Range Fund
Equity risk	—	—	—	—	51,510,769	69,625,631
[1] The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Generally, amortization of premiums and accretion of discounts are recognized daily using the

258    WisdomTree Trust

Notes to Financial Statements (continued)

effective interest method (also known as scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income net of foreign withholding taxes, if any, is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends or interest are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends” or “Less: Foreign withholding taxes on interest”, respectively, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of August 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” or “Foreign withholding taxes on interest” and foreign tax reclaims recorded, but not yet received as of August 31, 2024, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates as of the measurement date and transactions in foreign currencies and investment securities denominated in foreign currencies during the period are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

WisdomTree Trust    259

Notes to Financial Statements (continued)

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Contracts — The U.S. Dollar Bullish Fund utilized foreign currency contracts to obtain net short exposure to foreign currencies consistent its investment strategy. The Emerging Currency Strategy Fund utilized foreign currency contracts to obtain net long exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Corporate Bond Fund utilized foreign currency contracts primarily to facilitate foreign security settlements. The Emerging Markets Local Debt Fund utilized foreign currency contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Efficient Gold Plus Gold Miners Strategy Fund utilized foreign currency contracts primarily to facilitate foreign security settlements. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Duration Funds utilized futures contracts to obtain net short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund each utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Efficient Gold Plus Equity Strategy Fund and Efficient Gold Plus Gold Miners Strategy Fund utilized futures contracts to obtain long exposure to commodities consistent with its investment objective. The Enhanced

260    WisdomTree Trust

Notes to Financial Statements (continued)

Commodity Strategy Fund utilized futures contracts to obtain long and short exposures to commodities and digital assets consistent with its investment objective. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities, digital assets, interest rates and equity indexes consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts and certain futures contracts where variation margin is received or paid by the Funds on the expiration date, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts”, “Foreign currency deposits at broker for futures contracts”, “Deposits due to broker for future contracts”, or “Foreign currency deposits due to broker for futures contracts”, as applicable. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Options Contracts — The PutWrite Strategy Fund utilized option contracts by purchasing and writing put options on the SPDR® S&P 500 ETF Trust and S&P 500 Index. The Target Range Fund utilized option contracts by purchasing long call options and selling short (i.e., writing) call options on a portfolio of four exchanged traded funds (“Underlying ETFs”) that track the performance of large- and mid-capitalization companies in the United States, developed market countries and emerging market countries, respectively, consisting of the SPDR® S&P 500 ETF Trust, iShares Russell 2000 ETF, iShares MSCI EAFE ETF, and iShares MSCI Emerging Markets ETF consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The PutWrite Strategy Fund and Target Range Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When an option is purchased, an amount equal to the premium paid is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, a loss equal to the amount of premium paid is realized. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When an option is written, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased from the exercise of the written put option to form the basis in the underlying security purchased.

WisdomTree Trust    261

Notes to Financial Statements (continued)

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss.

The risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option (i.e., an option trading strategy in which a call option is written while either holding a long position in the underlying security or by having the ability to hold the underlying security by purchasing a long call option of the same share amount) is that the writer of the option may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the writer of the option is exposed to the potential risk of unlimited loss if the market price of the underlying security increases. The risk in writing a put option is that the writer of the option may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the purchaser or writer of an option may not be able to enter into a closing transaction because of an illiquid secondary market.

The maximum payout (i.e., potential downside risk) for written put options is limited to the number of contracts written and the associated strike prices. At August 31, 2024, the maximum payout for written put options for the PutWrite Strategy Fund was $126,955,500. The Target Range Fund employs a “call spread” strategy which involves purchasing call options on each Underlying ETF that are 15% in-the-money and selling (i.e., writing) call options that are 15% out-of-the-money. If the Underlying ETF share price declines, the potential loss on the Target Range Fund’s call spread strategy is limited to the premiums paid on call options purchased minus any premiums received from writing call options. At August 31, 2024, the total premiums paid on purchased call options minus premiums received on written call options for the Target Range Fund was $9,848,527.

Other significant risks associated with the use of options contracts may include the following: (1) the success of a strategy may depend on the investment adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the PutWrite Strategy Fund and Target Range Fund intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

262    WisdomTree Trust

Notes to Financial Statements (continued)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

The Funds’ futures contracts and option contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and option contracts are excluded from the following netting table.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of August 31, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
U.S. Dollar Bullish Fund
Foreign Currency Contracts	$1,208,141	$(1,183,349)	$—	$24,792	$4,303,383	$(1,183,349)	$—	$3,120,034
Emerging Currency Strategy Fund
Repurchase Agreements	2,280,000	—	(2,280,000)[1]	—	—	—	—	—
Foreign Currency Contracts	208,004	(29,040)	—	178,964	29,808	(29,040)	—	768
Bianco Total Return Fund
Securities Lending	618,016	—	(618,016)[1]	—	—	—	—	—
Emerging Markets Corporate Bond Fund
Securities Lending	2,386,073	—	(2,386,073)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Repurchase Agreements	4,340,000	—	(4,340,000)[1]	—	—	—	—	—
Foreign Currency Contracts	47,247	(3,009)	—	44,238	134,261	(3,009)	—	131,252

WisdomTree Trust    263

Notes to Financial Statements (continued)
Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Interest Rate Hedged High Yield Bond Fund
Securities Lending	$20,183,600	$—	$(20,183,600)[1]	$—	$—	$—	$—	$—
Interest Rate Hedged U.S. Aggregate Bond Fund
Securities Lending	3,377,772	—	(3,377,772)[1]	—	—	—	—	—
Repurchase Agreements	1,100,000	—	(1,100,000)[1]	—	—	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund
Securities Lending	21,408,656	—	(21,408,656)[1]	—	—	—	—	—
Repurchase Agreements	3,090,000	—	(3,090,000)[1]	—	—	—	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Securities Lending	511,110	—	(511,110)[1]	—	—	—	—	—
Alternative Income Fund
Securities Lending	2,665,755	—	(2,665,755)[1]	—	—	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Securities Lending	1,627,610	—	(1,627,610)[1]	—	—	—	—	—
[1]The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Interest-Only and Principal-Only Securities — The Funds may invest in interest-only (“IO”) and principal-only (“PO”) securities which are typically created by splitting a traditional mortgage-backed security or pool of loans into an IO and a PO security. In general, the IO security is entitled to receive the interest payments on the underlying debt obligation(s) and the PO security is entitled to receive the principal payments of the underlying debt obligation(s). Both IO and PO securities are subject to prepayments and therefore prepayment risk. IO securities are at risk for faster than anticipated prepayments and PO securities are at risk for slower than anticipated prepayments. Assumptions regarding the rates of prepayment play a significant role in the value of these securities. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in the IO security.

Collateralized Loan Obligations — The Funds may invest in the debt tranche of collateralized loan obligations (“CLOs”). CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As CLOs are backed by pools of loans, they also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk profile and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The value of an investment in a CLO may decline as a result of, but not limited to, underlying loan defaults and/or market anticipation of defaults, credit impairment on the underlying loans or the disappearance of one of more subordinate tranches resulting from changes in the credit profile of the underlying loans.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction”. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery
264    WisdomTree Trust

Notes to Financial Statements (continued)

of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e., same type, coupon, maturity) to settle on a specified future date.

The Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund may also enter into TBA sale commitments to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date and are shown on the Statements of Assets and Liabilities in “Due from broker for TBA sale commitments”. TBA sale commitments generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers and are shown in the Statements of Assets and Liabilities in “TBA sale commitments, at value”. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Realized gains and losses on TBA sale commitments are included in “net realized gain (loss) from investments” on the Statements of Operations and fluctuations in the value of open TBA sale commitments are included in “net increase (decrease) in unrealized appreciation/depreciation from investments” on the Statements of Operations.

Digital Assets Risk — The Enhanced Commodity Strategy Fund (“GCC”) and Managed Futures Strategy Fund (“WTMF”) do not invest in Bitcoin directly but each may invest up to 10% of their net assets in any combination of shares of one or more exchange-traded products that primarily hold Bitcoin (each, a “Bitcoin ETP”) and Bitcoin futures contracts. GCC and WTMF may invest in the WisdomTree Bitcoin Fund (ticker: BTCW), a Bitcoin ETP sponsored by an affiliate of the Adviser. GCC and WTMF may also invest in cash-settled Bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source”, software that follows the rules and procedures governing the Bitcoin network. Bitcoin and Bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for Bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurances that this growth will continue. The price of Bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the Bitcoin futures price. Each of these factors and events could have a significant negative impact on GCC and WTMF.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

WisdomTree Trust    265

Notes to Financial Statements (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for Emerging Markets Corporate Bond Fund, Interest Rate Hedged High Yield Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”) and Enhanced Commodity Strategy Fund, Managed Futures Strategy Fund, PutWrite Strategy Fund and Target Range Fund which are sub-advised by Newton Investment Management North America, LLC (“Newton”). Mellon, Voya and Newton are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver	Advisory Fee Waiver Expiration Date
U.S. Dollar Bullish Fund	0.50%	—	—
Emerging Currency Strategy Fund	0.55%	—	—
1-3 Year Laddered Treasury Fund[2]	0.15%	—	—
7-10 Year Laddered Treasury Fund[2]	0.15%	—	—
Bianco Total Return Fund[3]	0.50%	(0.03)%[1]	December 31, 2024
Emerging Markets Corporate Bond Fund	0.60%	—	—
Emerging Markets Local Debt Fund	0.55%	—	—
Floating Rate Treasury Fund	0.15%	—	—
Interest Rate Hedged High Yield Bond Fund	0.43%	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%	—	—
Mortgage Plus Bond Fund	0.45%	—	—
Voya Yield Enhanced USD Universal Bond Fund	0.15%	—	—
Yield Enhanced U.S. Aggregate Bond Fund	0.12%	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.12%	—	—
Alternative Income Fund	0.50%	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	0.20%	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	0.45%	—	—
Enhanced Commodity Strategy Fund (consolidated)	0.55%	—	—
Managed Futures Strategy Fund (consolidated)	0.65%	—	—
PutWrite Strategy Fund	0.44%	—	—
Target Range Fund	0.70%	—	—

1WTAM has contractually agreed, through the expiration date listed, to reduce the Fund’s advisory fee in an amount equal to the advisory fee paid to it by any WisdomTree Fund in which the Fund invests with respect to such investment. The amount waived may be reduced to offset the incremental costs related to an investment in an underlying fund and paid by WTAM. This waiver agreement may be terminated by WTAM upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.

[2]Since the commencement of operations on March 14, 2024.

[3]Since the commencement of operations on December 20, 2023.

266    WisdomTree Trust

Notes to Financial Statements (continued)

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended August 31, 2024, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended August 31, 2024, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At August 31, 2024		For the Fiscal Year Ended August 31, 2024
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Bloomberg U.S. Dollar Bullish Fund	110	$2,928	$—
Emerging Markets Local Debt Fund	121	3,288	152
Floating Rate Treasury Fund	786,519	39,538,310	1,776,152
Interest Rate Hedged High Yield Bond Fund	126	2,778	164
Mortgage Plus Bond Fund	29,632	1,321,075	44,422
Yield Enhanced U.S. Aggregate Bond Fund	2,052	90,801	3,603
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	161	7,689	387
Enhanced Commodity Strategy Fund (consolidated)	251	4,646	112
Managed Futures Strategy Fund (consolidated)	375	13,418	471
PutWrite Strategy Fund	196	6,464	662
Target Range Fund	65	1,602	60

During the fiscal period ended August 31, 2024, in connection with the organization of the Bianco Total Return Fund, a newly launched Fund, WTAM contributed $100 to the Fund in exchange for 4 shares in the Bianco Total Return Fund. Prior to August 31, 2024, WTAM redeemed the aforementioned 4 shares for proceeds of $100.

During the fiscal period ended August 31, 2024, in connection with the organization of the 1-3 Year Laddered Treasury Fund and 7-10 Year Laddered Treasury Fund, two newly launched Funds, WTAM contributed $100 to each Fund in exchange for 2 shares of each Fund. Prior to August 31, 2024, WTAM redeemed the aforementioned 2 shares of each Fund for proceeds of $100 each.

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 2024, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery

WisdomTree Trust    267

Notes to Financial Statements (continued)

of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of August 31, 2024, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact in such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of August 31, 2024 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended August 31, 2024 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$ 10,080,400	$ 10,072,305	$ —	$ —	$ —	$ —
Emerging Currency Strategy Fund	503,770	503,466	—	—	—	—
1-3 Year Laddered Treasury Fund[1]	—	—	1,100,167	607,342	1,482,716	—
7-10 Year Laddered Treasury Fund[1]	—	—	1,059,027	554,170	4,439,283	1,991,477
Bianco Total Return Fund[2]	2,964,320	2,963,561	—	—	7,230,942	492,833
Emerging Markets Corporate Bond Fund	71,501,395	69,921,162	—	196,330	24,697,940	3,050,461
Emerging Markets Local Debt Fund	10,799,447	23,869,660	—	—	1,560,814	13,262,730
Floating Rate Treasury Fund	—	—	29,297,198,361	27,671,618,337	4,156,648,853	6,446,022,588
Interest Rate Hedged High Yield Bond Fund	71,493,334	74,692,735	3,603,091	2,943,200	33,994,145	42,491,233
Interest Rate Hedged U.S. Aggregate Bond Fund	11,408,886	17,647,880	183,450,827	207,684,704	34,541,638	55,094,930
Mortgage Plus Bond Fund	6,488,535	2,076,083	62,564,004	42,002,770	—	—
Voya Yield Enhanced USD Universal Bond Fund	320,067,472	260,980,743	768,543,410	763,064,117	120,677,223	4,923,969
Yield Enhanced U.S. Aggregate Bond Fund	191,584,071	186,909,286	574,216,943	569,203,561	123,914,040	138,996,930
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	25,781,895	24,867,540	89,340,950	95,972,995	3,375,448	56,955,609
Alternative Income Fund	5,101,938	5,465,218	—	—	7,964,166	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	8,338,763	5,432,875	—	—	18,761,978	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	1,624,812	1,148,418	—	—	1,447,472	1,298,486
Enhanced Commodity Strategy Fund (consolidated)	6,380,882	3,413,463	—	—	—	—
Managed Futures Strategy Fund (consolidated)	8,773,844	3,456,328	—	—	—	—
PutWrite Strategy Fund	2,550,178	1,278,263	—	—	—	—
Target Range Fund	—	13,794,274	—	—	—	—
[1]For the period March 14, 2024 (commencement of operations) through August 31, 2024. [2]For the period December 20, 2023 (commencement of operations) through August 31, 2024.

268    WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At August 31, 2024, the cost of investments (including securities on loan, derivatives and TBA sale commitments) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in TBA Sale Commitments and Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$224,789,779	$82,913	$(1,949)	$80,964	$11,439	$(224,857)	$(213,418)	$(132,454)
Emerging Currency Strategy Fund	7,120,558	2,194	—	2,194	120,543	(7,320)	113,223	115,417
1-3 Year Laddered Treasury Fund	1,977,778	17,637	(38)	17,599	—	—	—	17,599
7-10 Year Laddered Treasury Fund	3,004,294	44,478	(4,560)	39,918	—	—	—	39,918
Bianco Total Return Fund	7,396,431	128,640	(7,352)	121,288	—	—	—	121,288
Emerging Markets Corporate Bond Fund	65,436,796	1,829,671	(1,392,286)	437,385	—	—	—	437,385
Emerging Markets Local Debt Fund	77,801,136	1,268,969	(7,892,662)	(6,623,693)	—	—	—	(6,623,693)
Floating Rate Treasury Fund	17,299,801,706	—	(13,376,559)	(13,376,559)	—	—	—	(13,376,559)
Interest Rate Hedged High Yield Bond Fund	161,034,451	3,361,607	(2,383,029)	978,578	—	—	—	978,578
Interest Rate Hedged U.S. Aggregate Bond Fund	163,501,734	1,977,681	(6,443,843)	(4,466,162)	—	(2,722)	(2,722)	(4,468,884)
Mortgage Plus Bond Fund	53,595,972	1,146,129	(1,784,161)	(638,032)	—	—	—	(638,032)
Voya Yield Enhanced USD Universal Bond Fund	1,307,593,337	30,209,934	(6,936,159)	23,273,775	—	—	—	23,273,775
Yield Enhanced U.S. Aggregate Bond Fund	955,892,056	13,611,091	(31,924,540)	(18,313,449)	—	—	—	(18,313,449)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	37,452,385	600,988	(171,692)	429,296	—	—	—	429,296
Alternative Income Fund	22,088,334	1,026,434	(1,149,294)	(122,860)	—	—	—	(122,860)
Efficient Gold Plus Equity Strategy Fund (consolidated)[2]	34,538,596	5,579,834	(746,976)	4,832,858	—	—	—	4,832,858
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[2]	11,561,545	1,315,147	(1,791,183)	(476,036)	—	—	—	(476,036)
Enhanced Commodity Strategy Fund (consolidated)[2]	154,839,224	23,782	(36,255,675)	(36,231,893)	—	—	—	(36,231,893)
Managed Futures Strategy Fund (consolidated)[2]	275,159,212	41,325	(83,470,358)	(83,429,033)	1,231,987	—	1,231,987	(82,197,046)
PutWrite Strategy Fund	123,913,039	39,756	(805)	38,951	997,471	—	997,471	1,036,422
Target Range Fund	55,491,832	2,756,889	—	2,756,889	60,297	(236,353)	(176,056)	2,580,833

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

[2]“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Depreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary.

WisdomTree Trust    269

Notes to Financial Statements (continued)

At August 31, 2024, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
U.S. Dollar Bullish Fund	$6,647,436	$(28,320,788)	$80,964	$(213,418)	$—	$(21,805,806)
Emerging Currency Strategy Fund	265,126	(48,199,956)	2,194	113,223	—	(47,819,413)
1-3 Year Laddered Treasury Fund	337	—	17,599	—	—	17,936
7-10 Year Laddered Treasury Fund	2,287	—	39,918	—	—	42,205
Bianco Total Return Fund	21,686	—	121,288	—	—	142,974
Emerging Markets Corporate Bond Fund	99,707	(15,061,276)	437,385	44	(143,477)	(14,667,617)
Emerging Markets Local Debt Fund	—	(30,855,596)	(6,623,693)	(43,177)	(11,450)	(37,533,916)
Floating Rate Treasury Fund	1,282,828	(9,212,174)	(13,376,559)	—	—	(21,305,905)
Interest Rate Hedged High Yield Bond Fund	162,066	(24,140,353)	978,578	—	—	(22,999,709)
Interest Rate Hedged U.S. Aggregate Bond Fund	269,983	(13,145,558)	(4,466,162)	(2,713)	(860,979)	(18,205,429)
Mortgage Plus Bond Fund	234,171	(3,196,013)	(638,032)	—	—	(3,599,874)
Voya Yield Enhanced USD Universal Bond Fund	1,932,568	(25,123,356)	23,273,775	39	(4,002,511)	(3,919,485)
Yield Enhanced U.S. Aggregate Bond Fund	644,820	(106,667,466)	(18,313,449)	15	—	(124,336,080)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	34,612	(5,641,334)	429,296	(2)	(34,472)	(5,211,900)
Alternative Income Fund	—	(1,406,821)	(122,860)	—	—	(1,529,681)
Efficient Gold Plus Equity Strategy Fund (consolidated)[2]	3,544,031	(72,324)	4,832,858	1	—	8,304,566
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[2]	1,289,021	(1,065,983)	(476,036)	16	—	(252,982)
Enhanced Commodity Strategy Fund (consolidated)[2]	3,181,595	(322,716)	(36,231,893)	—	—	(33,373,014)
Managed Futures Strategy Fund (consolidated)[2]	4,694,306	(7,088,932)	(83,429,033)	1,253,966	—	(84,569,693)
PutWrite Strategy Fund	—	(3,075,732)	38,951	997,471	—	(2,039,310)
Target Range Fund	1,143,506	—	2,756,889	(176,056)	(1,069,473)	2,654,866

[1]The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

[2]“Net Unrealized Appreciation/(Depreciation)” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary. The total distributable earnings (loss) reported herein differs from the amount shown on the Statements of Assets and Liabilities due to the tax treatment of the wholly-owned foreign subsidiary.

The tax character of distributions paid during the fiscal years or periods ended August 31, 2024 and August 31, 2023, was as follows:

Fund	Year Ended August 31, 2024		Year Ended August 31, 2023
	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital
U.S. Dollar Bullish Fund	$11,670,750	$—	$14,550,126	$15,639,238	$—
Emerging Currency Strategy Fund	396,000	—	67,060	—	—
1-3 Year Laddered Treasury Fund[1]	22,000	—	—	—	—
7-10 Year Laddered Treasury Fund[1]	55,500	—	—	—	—
Bianco Total Return Fund[2]	73,855	—	—	—	—
Emerging Markets Corporate Bond Fund	2,664,370	—	2,011,150	—	—
Emerging Markets Local Debt Fund	672,727	3,833,273	2,924,159	—	1,992,841
Floating Rate Treasury Fund	956,027,359	—	659,924,572	47,249	—
Interest Rate Hedged High Yield Bond Fund	9,955,140	—	9,529,600	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	11,265,043	—	15,783,247	13,378,701	—
Mortgage Plus Bond Fund	1,502,460	—	734,000	—	—
Voya Yield Enhanced USD Universal Bond Fund	58,363,596	—	26,966,060[3]	—[3]	—[3]
Yield Enhanced U.S. Aggregate Bond Fund	39,070,160	—	31,267,800	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	2,484,580	—	2,170,000	—	—
Alternative Income Fund	1,639,354	277,646	1,097,180	—	214,620
270    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Year Ended August 31, 2024		Year Ended August 31, 2023
	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital
Efficient Gold Plus Equity Strategy Fund (consolidated)	$307,865	$—	$29,464	$—	$—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	552,534	—	108,732	—	—
Enhanced Commodity Strategy Fund (consolidated)	6,008,710	—	47,895,505	—	—
Managed Futures Strategy Fund (consolidated)	7,722,950	—	6,642,066	—	—
PutWrite Strategy Fund	4,517,911	5,528,089	3,506,281	—	5,830,787
Target Range Fund	2,807,000	—	255,407	—	—

*   Includes short-term capital gains, if any.

[1]For the period March 14, 2024 (commencement of operations) through August 31, 2024.

[2]For the period December 20, 2023 (commencement of operations) through August 31, 2024.

[3]For the period February 7, 2023 (commencement of operations) through August 31, 2023.

At August 31, 2024, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
U.S. Dollar Bullish Fund	$ 11,348,063	$ 16,972,725	$ 28,320,788
Emerging Currency Strategy Fund	31,057,002	17,142,954	48,199,956
1-3 Year Laddered Treasury Fund	—	—	—
7-10 Year Laddered Treasury Fund	—	—	—
Bianco Total Return Fund	—	—	—
Emerging Markets Corporate Bond Fund	965,362	14,095,914	15,061,276
Emerging Markets Local Debt Fund	11,744,128	17,198,378	28,942,506
Floating Rate Treasury Fund	8,466,162	746,012	9,212,174
Interest Rate Hedged High Yield Bond Fund	6,122,444	18,017,909	24,140,353
Interest Rate Hedged U.S. Aggregate Bond Fund	—	—	—
Mortgage Plus Bond Fund	1,839,962	1,356,051	3,196,013
Voya Yield Enhanced USD Universal Bond Fund	6,688,367	18,434,989	25,123,356
Yield Enhanced U.S. Aggregate Bond Fund	38,795,857	67,871,609	106,667,466
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	2,176,221	3,465,113	5,641,334
Alternative Income Fund	781,457	625,364	1,406,821
Efficient Gold Plus Equity Strategy Fund (consolidated)	72,324	—	72,324
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	707,745	358,238	1,065,983
Enhanced Commodity Strategy Fund (consolidated)	322,472	244	322,716
Managed Futures Strategy Fund (consolidated)	2,879,970	4,208,962	7,088,932
PutWrite Strategy Fund	—	3,075,732	3,075,732
Target Range Fund	—	—	—

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

WisdomTree Trust    271

Notes to Financial Statements (continued)

During the fiscal year or period ended August 31, 2024, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses	Late Year Ordinary Losses
U.S. Dollar Bullish Fund	$ —	$ —	$ —
Emerging Currency Strategy Fund	—	—	—
1-3 Year Laddered Treasury Fund[1]	—	—	—
7-10 Year Laddered Treasury Fund[1]	—	—	—
Bianco Total Return Fund[2]	—	—	—
Emerging Markets Corporate Bond Fund	—	—	—
Emerging Markets Local Debt Fund	—	—	1,913,090
Floating Rate Treasury Fund	—	—	—
Interest Rate Hedged High Yield Bond Fund	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	3,409,666	9,735,892	—
Mortgage Plus Bond Fund	—	—	—
Voya Yield Enhanced USD Universal Bond Fund	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund	—	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	—	—
Alternative Income Fund	—	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	—	—	—
Enhanced Commodity Strategy Fund (consolidated)	—	—	—
Managed Futures Strategy Fund (consolidated)	—	—	—
PutWrite Strategy Fund	—	—	—
Target Range Fund	—	—	—
[1]For the period March 14, 2024 (commencement of operations) through August 31, 2024. [2]For the period December 20, 2023 (commencement of operations) through August 31, 2024.

During the fiscal year or period ended August 31, 2024, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
U.S. Dollar Bullish Fund	$ —
Emerging Currency Strategy Fund	—
1-3 Year Laddered Treasury Fund[1]	—
7-10 Year Laddered Treasury Fund[1]	—
Bianco Total Return Fund[2]	—
Emerging Markets Corporate Bond Fund	—
Emerging Markets Local Debt Fund	—
Floating Rate Treasury Fund	—
Interest Rate Hedged High Yield Bond Fund	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—
Mortgage Plus Bond Fund	—
Voya Yield Enhanced USD Universal Bond Fund	—
Yield Enhanced U.S. Aggregate Bond Fund	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—

272    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Utilized Capital Loss Carryforward
Alternative Income Fund	$ —
Efficient Gold Plus Equity Strategy Fund (consolidated)	24,754
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	—
Enhanced Commodity Strategy Fund (consolidated)	9,095
Managed Futures Strategy Fund (consolidated)	8,065,800
PutWrite Strategy Fund	7,707,081
Target Range Fund	5,842,692
[1]For the period March 14, 2024 (commencement of operations) through August 31, 2024. [2]For the period December 20, 2023 (commencement of operations) through August 31, 2024.

At August 31, 2024, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The reclassifications are primarily due to differences in the book/tax treatment of income from each applicable foreign Subsidiary, redemptions in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
U.S. Dollar Bullish Fund	$ —	$ —
Emerging Currency Strategy Fund	—	—
1-3 Year Laddered Treasury Fund	—	—
7-10 Year Laddered Treasury Fund	(33,358)	33,358
Bianco Total Return Fund	(4,583)	4,583
Emerging Markets Corporate Bond Fund	(17,807)	17,807
Emerging Markets Local Debt Fund	1,079,881	(1,079,881)
Floating Rate Treasury Fund	(3,175,990)	3,175,990
Interest Rate Hedged High Yield Bond Fund	130,057	(130,057)
Interest Rate Hedged U.S. Aggregate Bond Fund	1,711,961	(1,711,961)
Mortgage Plus Bond Fund	—	—
Voya Yield Enhanced USD Universal Bond Fund	(17,309)	17,309
Yield Enhanced U.S. Aggregate Bond Fund	6,859,098	(6,859,098)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	95,570	(95,570)
Alternative Income Fund	40,520	(40,520)
Efficient Gold Plus Equity Strategy Fund (consolidated)	(2,585,538)	2,585,538
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	(1,294,243)	1,294,243
Enhanced Commodity Strategy Fund (consolidated)	(2,787,898)	2,787,898
Managed Futures Strategy Fund (consolidated)	769,300	(769,300)
PutWrite Strategy Fund	—	—
Target Range Fund	—	—

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included in the Statements of Operations in “Less: Foreign withholding taxes”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

WisdomTree Trust    273

Notes to Financial Statements (concluded)

As of and during the fiscal year or period ended August 31, 2024, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.

7. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued. Effective October 21, 2024, the Trust expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon (“BNY”). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian and foreign custody manager, administrator, transfer agent, and securities lending agent for each series of the Trust.

8. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, escalating economic and political tensions between the United States and China continue to produce trading restrictions that adversely affect institutional investment in China. The extent and duration of these conflicts and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict.

274    WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund, WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree Mortgage Plus Bond Fund, WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund, WisdomTree Floating Rate Treasury Fund, WisdomTree Bloomberg U.S. Dollar Bullish Fund, WisdomTree PutWrite Strategy Fund, WisdomTree Bianco Total Return Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Emerging Markets Local Debt Fund, WisdomTree Interest Rate Hedged High Yield Bond Fund, WisdomTree Managed Futures Strategy Fund, WisdomTree Alternative Income Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Target Range Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Voya Yield Enhanced USD Universal Bond Fund, WisdomTree 1-3 Year Laddered Treasury Fund, WisdomTree 7-10 Year Laddered Treasury Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated as it relates to WisdomTree Managed Futures Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund) of WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund, WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree Mortgage Plus Bond Fund, WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund, WisdomTree Floating Rate Treasury Fund, WisdomTree Bloomberg U.S. Dollar Bullish Fund, WisdomTree PutWrite Strategy Fund, WisdomTree Bianco Total Return Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Emerging Markets Local Debt Fund, WisdomTree Interest Rate Hedged High Yield Bond Fund, WisdomTree Managed Futures Strategy Fund, WisdomTree Alternative Income Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Target Range Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Voya Yield Enhanced USD Universal Bond Fund, WisdomTree 1-3 Year Laddered Treasury Fund, WisdomTree 7-10 Year Laddered Treasury Fund (collectively referred to as the “Funds”), (twenty one of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments (consolidated as it relates to WisdomTree Managed Futures Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund), as of August 31, 2024, and the related statements of operations and changes in net assets (consolidated as it relates to WisdomTree Managed Futures Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund), and the financial highlights (consolidated as it relates to WisdomTree Managed Futures Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund) for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated as it relates to WisdomTree Managed Futures Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund) of each of the Funds (twenty one of the funds constituting WisdomTree Trust) at August 31, 2024, and the results of their operations (consolidated as it relates to WisdomTree Managed Futures Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund), changes in net assets (consolidated as it relates to WisdomTree Managed Futures Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund) and financial highlights (consolidated as it relates to WisdomTree Managed Futures Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund) for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree Bloomberg U.S. Dollar Bullish Fund

WisdomTree Emerging Currency Strategy Fund

WisdomTree Emerging Markets Corporate Bond Fund

WisdomTree Emerging Markets Local Debt Fund

WisdomTree Floating Rate Treasury Fund

WisdomTree Interest Rate Hedged High Yield Bond Fund

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

WisdomTree Managed Futures Strategy Fund

WisdomTree PutWrite Strategy Fund

	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024

WisdomTree Trust    275

Report of Independent Registered Public Accounting Firm (continued)
Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights
WisdomTree Mortgage Plus Bond Fund	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the four years in the period ended August 31, 2024 and the period from November 14, 2019 (commencement of operations) through August 31, 2020
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	For the year ended August 31, 2024	For the year ended August 31, 2024 and for the period from February 7, 2023 (commencement of operations) through August 31, 2023
WisdomTree Alternative Income Fund	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the three years in the period ended August 31, 2024 and the period from May 6, 2021 (commencement of operations) through August 31, 2021
WisdomTree Efficient Gold Plus Equity Strategy Fund	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the two years in the period ended August 31, 2024 and the period from March 17, 2022 (commencement of operations) through August 31, 2022
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the two years in the period ended August 31, 2024 and the period from December 16, 2021 (commencement of operations) through August 31, 2022
WisdomTree Enhanced Commodity Strategy Fund	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024

For each of the three years in the period ended August 31, 2024, the period from December 19, 2020 through August 31, 2021, the period from January 1, 2020 through December 18, 2020 and the year ended December 31, 2019

WisdomTree Target Range Fund	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the two years in the period ended August 31, 2024 and the period from October 7, 2021 (commencement of operations) through August 31, 2022
WisdomTree Bianco Total Return Fund	For the period from December 20, 2023 (commencement of operations) through August 31, 2024
WisdomTree 1-3 Year Laddered Treasury Fund WisdomTree 7-10 Year Laddered Treasury Fund	For the period from March 14, 2024 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

276    WisdomTree Trust

Report of Independent Registered Public Accounting Firm (concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York
October 30, 2024

WisdomTree Trust    277

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended August 31, 2024, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2025.

The Funds designate the following amount of ordinary income distributions paid during the fiscal year or period ended August 31, 2024 from qualified short-term gains and qualified interest income:

Fund	Qualified Dividend Income
U.S. Dollar Bullish Fund	$ —
Emerging Currency Strategy Fund	—
1-3 Year Laddered Treasury Fund[1]	—
7-10 Year Laddered Treasury Fund[1]	—
Bianco Total Return Fund[2]	—
Emerging Markets Corporate Bond Fund	—
Emerging Markets Local Debt Fund	—
Floating Rate Treasury Fund	—
Interest Rate Hedged High Yield Bond Fund	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—
Mortgage Plus Bond Fund	—
Voya Yield Enhanced USD Universal Bond Fund	—
Yield Enhanced U.S. Aggregate Bond Fund	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—
Alternative Income Fund	2,816
Efficient Gold Plus Equity Strategy Fund (consolidated)	232,044
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	125,380
Enhanced Commodity Strategy Fund (consolidated)	—
Managed Futures Strategy Fund (consolidated)	—
PutWrite Strategy Fund	—
Target Range Fund	—
[1]For the period March 14, 2024 (commencement of operations) through August 31, 2024.
[2]For the period December 20, 2023 (commencement of operations) through August 31, 2024.

The Funds designate the following amount of ordinary income distributions paid during the fiscal year or period ended August 31, 2024 from qualified short-term gains and qualified interest income:

Fund	Qualified Short-Term Gains	Qualified Interest Income
U.S. Dollar Bullish Fund	0.00%	95.55%
Emerging Currency Strategy Fund	0.00%	94.25%
1-3 Year Laddered Treasury Fund[1]	0.00%	100.00%
7-10 Year Laddered Treasury Fund[1]	0.00%	100.00%
Bianco Total Return Fund[2]	0.00%	0.00%
Emerging Markets Corporate Bond Fund	0.00%	3.89%
Emerging Markets Local Debt Fund	0.00%	5.22%
Floating Rate Treasury Fund	0.00%	99.98%
Interest Rate Hedged High Yield Bond Fund	0.00%	96.84%
Interest Rate Hedged U.S. Aggregate Bond Fund	100.00%	90.87%
Mortgage Plus Bond Fund	0.00%	91.88%
Voya Yield Enhanced USD Universal Bond Fund	0.00%	81.62%

278    WisdomTree Trust

Supplemental Information (unaudited) (continued)
Fund	Qualified Short-Term Gains	Qualified Interest Income
Yield Enhanced U.S. Aggregate Bond Fund	0.00%	88.37%
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.00%	89.44%
Alternative Income Fund	0.00%	0.00%
Efficient Gold Plus Equity Strategy Fund (consolidated)	0.00%	0.00%
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	0.00%	0.00%
Enhanced Commodity Strategy Fund (consolidated)	0.00%	93.34%
Managed Futures Strategy Fund (consolidated)	0.00%	92.84%
PutWrite Strategy Fund	0.00%	94.71%
Target Range Fund	0.00%	99.34%
[1]For the period March 14, 2024 (commencement of operations) through August 31, 2024.
[2]For the period December 20, 2023 (commencement of operations) through August 31, 2024.

The following represents the percentage of dividends paid during the fiscal year or period ended August 31, 2024, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
U.S. Dollar Bullish Fund	—
Emerging Currency Strategy Fund	—
1-3 Year Laddered Treasury Fund[1]	—
7-10 Year Laddered Treasury Fund[1]	—
Bianco Total Return Fund[2]	—
Emerging Markets Corporate Bond Fund	—
Emerging Markets Local Debt Fund	—
Floating Rate Treasury Fund	—
Interest Rate Hedged High Yield Bond Fund	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—
Mortgage Plus Bond Fund	—
Voya Yield Enhanced USD Universal Bond Fund	—
Yield Enhanced U.S. Aggregate Bond Fund	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—
Alternative Income Fund	0.09%
Efficient Gold Plus Equity Strategy Fund (consolidated)	30.92%
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	5.81%
Enhanced Commodity Strategy Fund (consolidated)	—
Managed Futures Strategy Fund (consolidated)	—
PutWrite Strategy Fund	—
Target Range Fund	—
[1]For the period March 14, 2024 (commencement of operations) through August 31, 2024.
[2]For the period December 20, 2023 (commencement of operations) through August 31, 2024.

WisdomTree Trust    279

Supplemental Information (unaudited) (concluded)

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year or period ended August 31, 2024. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
U.S. Dollar Bullish Fund	$ —	$ —
Emerging Currency Strategy Fund	—	—
1-3 Year Laddered Treasury Fund[1]	—	—
7-10 Year Laddered Treasury Fund[1]	—	—
Bianco Total Return Fund[2]	—	—
Emerging Markets Corporate Bond Fund	—	—
Emerging Markets Local Debt Fund	4,949,796	127,814
Floating Rate Treasury Fund	—	—
Interest Rate Hedged High Yield Bond Fund	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—	—
Mortgage Plus Bond Fund	—	—
Voya Yield Enhanced USD Universal Bond Fund	—	—
Yield Enhanced U.S. Aggregate Bond Fund	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	—
Alternative Income Fund	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	95,585	9,324
Enhanced Commodity Strategy Fund (consolidated)	—	—
Managed Futures Strategy Fund (consolidated)	—	—
PutWrite Strategy Fund	—	—
Target Range Fund	—	—
[1]For the period March 14, 2024 (commencement of operations) through August 31, 2024.
[2]For the period December 20, 2023 (commencement of operations) through August 31, 2024.

280    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	392,059
Phillip G. Goff*	187,396
Joel Goldberg	409,880
Toni Massaro	374,238
Robert E. Plaze**	149,316
Melinda A. Raso Kirstein	392,059
Victor Ugolyn	534,626
* Mr. Goff was appointed to the Board on February 27, 2024.
** Mr. Plaze was appointed to the Board on April 5, 2024.

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

WisdomTree 1-3 Year Laddered Treasury Fund
WisdomTree 7-10 Year Laddered Treasury Fund
(each a “Fund,” and together the “Funds”)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on March 5-6, 2024, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the investment advisory agreements (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Funds with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the WisdomTree 1-3 Year Laddered Treasury Fund and WisdomTree 7-10 Year Laddered Treasury Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding each Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, on December 8, 2023. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Funds would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of

WisdomTree Trust    281

Additional Information (unaudited) (concluded)

proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of each Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, each Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of each Fund’s Performance, Advisory Fees and Fund Expenses. As the Funds have not yet commenced operations, the Board was not able to review each Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of each Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Funds. The Board examined the fee to be paid by the Funds in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Funds and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Funds. The Board considered the meaningful differences in the services that WTAM will provide to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the passively managed Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with each Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Funds grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Funds have not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds have not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

282    WisdomTree Trust

Glossary of Terms Used in this Report (unaudited)
CURRENCY ABBREVIATIONS:
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EGP	Egyptian pound
EUR	Euro
GBP	British pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest
HRW	Hard Red Winter
PIK	Payment In Kind
RBOB	Reformulated Blendstock for Oxygenate Blending
REMICs	Real Estate Mortgage Investment Conduits
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

WisdomTree Trust    283

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Efficient Gold Plus Equity Strategy Fund (GDE), the Efficient Gold Plus Gold Miners Strategy Fund (GDMN), the Enhanced Commodity Strategy Fund (GCC) and the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Funds’ performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, foreign currency contracts, swaps and other derivatives. An investment in GDE, GDMN, GCC and WTMF is speculative and involves a substantial degree of risk. GDE, GDMN, GCC and WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” GDE, GDMN, GCC and WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or GDE, GDMN, GCC and WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Commodities and futures are generally volatile and are not suitable for all investors. Investments in commodities may be affected by overall market movements, changes in interest rates and other factors such as weather, disease, embargoes and international economic and political developments.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by the Shareholder Reports that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		WisdomTree Trust

By	(Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date:	November 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date:	November 7, 2024

By	(Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date:	November 7, 2024